UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—April 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2023
Vanguard Municipal Money Market Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	40

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
Municipal Money Market Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,013.30	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.05	0.75
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Municipal Money Market Fund
Fund Allocation (% of investments)
As of April 30, 2023
New York	15.1%
Texas	14.0
Multiple States	6.6
Illinois	6.4
Florida	4.2
Ohio	4.1
Colorado	3.6
Connecticut	3.5
Missouri	3.4
Pennsylvania	3.4
Michigan	2.9
Virginia	2.5
Georgia	2.3
Massachusetts	2.3
District of Columbia	2.1
Tennessee	2.1
Wisconsin	2.0
Washington	1.7
Nevada	1.6
Maryland	1.6
Utah	1.6
Nebraska	1.6
Oregon	1.3
South Carolina	1.2
Alaska	1.1
Other	7.8
3

Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.7%)
Alabama (0.1%)
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	1,965	1,965
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	5,585	5,585
[1,2]	Homewood AL Educational Building Authority College & University Revenue TOB VRDO	3.910%	5/5/23	3,165	3,165
[1,2]	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	7,635	7,635
					18,350
Alaska (1.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	29,500	29,500
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	32,725	32,725
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	19,900	19,900
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	56,870	56,870
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.950%	5/5/23	33,135	33,135
					172,130
Arizona (0.6%)
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	10,000	10,000
	Arizona State University College & University Revenue VRDO	3.930%	5/5/23	14,310	14,310
[1]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	14,740	14,740
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	21,270	21,270
[1]	Mesa AZ Utility System Water Revenue TOB VRDO	3.910%	5/5/23	24,750	24,750
[1,2]	Phoenix AZ Civic Improvement Corp. Airport Port, Airport & Marina Revenue TOB VRDO	3.890%	5/5/23	9,415	9,415
					94,485
California (0.5%)
[1]	California GO TOB VRDO	3.890%	5/5/23	11,420	11,420
[1]	California GO TOB VRDO	3.890%	5/5/23	6,000	6,000
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California GO TOB VRDO	3.890%	5/5/23	6,760	6,760
[1]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	3.890%	5/5/23	23,650	23,650
[1]	Long Beach Unified School District GO TOB VRDO	3.890%	5/5/23	2,693	2,693
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	3.920%	5/5/23	3,315	3,315
[1]	Marin Healthcare District GO TOB VRDO	3.890%	5/5/23	2,505	2,505
[1]	Palmdale California Elementary School Valorem Property Tax District GO TOB VRDO	3.890%	5/5/23	7,125	7,125
[1]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue TOB VRDO	3.890%	5/5/23	8,455	8,455
					71,923
Colorado (3.5%)
[1]	Adams County CO COP TOB VRDO	3.910%	5/5/23	6,825	6,825
[2]	Colorado Educational & Cultural Facilities Authority Miscellaneous Revenue VRDO	3.800%	5/1/23	1,100	1,100
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.800%	5/1/23	25,080	25,080
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	5/1/23	12,410	12,410
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	5/1/23	3,905	3,905
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	3,715	3,715
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.880%	5/5/23	55,490	55,490
[1]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	4,055	4,055
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	1,735	1,735
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	19,865	19,865
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	12,850	12,850
[2]	Colorado Housing and Finance Authority Local or Guranteed Housing Revenue VRDO	4.080%	5/5/23	7,800	7,800
	Colorado Housing and Finance Authority Multi-Family Mortgage Revenue VRDO	3.900%	5/3/23	5,000	5,000
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.910%	5/5/23	28,225	28,225
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.910%	5/5/23	11,305	11,305
[1]	Colorado State Building Excellent Schools Lease (Appropriation) Revenue TOB VRDO	3.800%	5/1/23	4,520	4,520
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	3.910%	5/5/23	6,665	6,665
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	4,800	4,800
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	3.940%	5/5/23	4,620	4,620
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	4.000%	5/5/23	8,510	8,510
[1]	Denver CO City & County COP TOB VRDO	3.950%	5/5/23	3,615	3,615
[1]	Denver CO City & County Dedicated Excise Tax Hotel Occupancy Tax Revenue TOB VRDO	3.920%	5/5/23	4,205	4,205
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB VRDO	3.890%	5/5/23	4,000	4,000
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB VRDO	3.890%	5/5/23	8,675	8,675
[2]	Holland Creek Metropolitan District Water Revenue VRDO	3.850%	5/5/23	5,610	5,610
	Lower Colorado River Authority CP	3.550%	6/29/23	9,500	9,500
[1]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.880%	5/5/23	144,470	144,470
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.930%	5/5/23	15,535	15,535
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.930%	5/5/23	45,915	45,915
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.930%	5/5/23	78,550	78,550
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	5/5/23	10,925	10,925
					559,475
Connecticut (3.4%)
[1,3]	Connecticut GO TOB VRDO	3.890%	5/5/23	4,005	4,005
	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	425	425
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.760%	5/5/23	27,310	27,310
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	19,995	19,995
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	46,500	46,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.810%	5/5/23	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	16,145	16,145
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	10,000	10,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	17,695	17,695
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.900%	5/5/23	6,500	6,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.910%	5/5/23	20,615	20,615
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.930%	5/5/23	38,550	38,550
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.930%	5/5/23	41,600	41,600
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.950%	5/5/23	14,760	14,760
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.980%	5/5/23	12,835	12,835
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	50,000	50,000
[1,2,4]	Connecticut Special Tax Revenue TOB, SIFMA Municipal Swap Index Yield + 0.180%	4.040%	10/2/23	4,200	4,200
[2]	Connecticut State Development Authority Industrial Revenue VRDO	4.140%	5/5/23	29,600	29,600
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	100,725	100,725
					546,460
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia (2.1%)
[2]	District of Columbia College & University Revenue VRDO	3.750%	5/5/23	25,905	25,905
[1]	District of Columbia GO TOB VRDO	3.850%	5/1/23	15,810	15,810
[1,2]	District of Columbia GO TOB VRDO	3.890%	5/5/23	35,700	35,700
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	3.990%	5/5/23	7,860	7,860
[1,2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.020%	5/1/23	76,000	76,000
[1,5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	6,845	6,845
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.970%	5/5/23	40,255	40,255
[2]	District of Columbia Miscellaneous Revenue VRDO	3.830%	5/5/23	32,300	32,300
[1]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	3.850%	5/1/23	19,165	19,165
[1,3]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	3.890%	5/5/23	2,630	2,630
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB VRDO	3.890%	5/5/23	3,755	3,755
[1,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.880%	5/5/23	6,190	6,190
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.900%	5/5/23	10,000	10,000
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.910%	5/5/23	11,995	11,995
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.910%	5/5/23	10,045	10,045
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue TOB VRDO	3.900%	5/1/23	4,755	4,755
[1]	Washington Metropolitan Area Transit Authority Dedicated Transit Revenue TOB VRDO	3.890%	5/5/23	15,295	15,295
[1]	Washington Metropolitan Area Transit Authority Transit Revenue TOB VRDO	3.900%	5/5/23	8,000	8,000
					332,505
Florida (4.0%)
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	3.890%	5/5/23	62,695	62,695
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	3,445	3,445
[1,2]	Broward County FL Port Facilities Port, Airport & Marina Revenue TOB VRDO	3.920%	5/5/23	5,625	5,625
[1]	Clearwater City FL Water & Sewer Water Revenue TOB VRDO	3.900%	5/1/23	17,515	17,515
[1,2]	Davie FL College & University Revenue TOB VRDO	3.910%	5/5/23	3,000	3,000
[1]	Doral FL GO Tob VRDO (Parks & Recreation Project)	3.850%	5/1/23	6,295	6,295
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	3,205	3,205
[1]	Florida Department of Transportation GO TOB VRDO	3.910%	5/5/23	4,075	4,075
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB VRDO	3.890%	5/5/23	3,750	3,750
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/1/23	25,250	25,250
[1]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	2,710	2,710
[1]	Florida State Board of Education Full Faith and Credit Public Education Capital Outlay Miscellaneous Taxes Revenue GO TOB VRDO	3.900%	5/1/23	13,000	13,000
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	3.910%	5/5/23	7,125	7,125
[1]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	3.940%	5/5/23	7,040	7,040
[1,2,4]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	10/2/23	9,210	9,210
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.900%	5/1/23	3,590	3,590
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.940%	5/5/23	1,875	1,875
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.960%	5/5/23	2,770	2,770
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.820%	5/5/23	21,425	21,425
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	9,830	9,830
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.890%	5/5/23	6,000	6,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.900%	5/5/23	10,000	10,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.960%	5/5/23	7,500	7,500
[1,2,4]	Hillsborough FL Solid Waste & Resource Recovery Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	4.060%	9/1/23	2,600	2,600
	JEA Water & Sewer System Water Revenue VRDO	3.800%	5/5/23	54,945	54,945
[1,2]	Lee Memorial Health System Florida Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	1,000	1,000
[1]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	3.910%	5/5/23	16,410	16,410
[1,2]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB VRDO	3.900%	5/5/23	16,085	16,085
[1]	Miami-Dade County FL GO TOB VRDO	3.800%	5/1/23	3,430	3,430
[2]	Miami-Dade County FL Recreational Revenue VRDO	3.830%	5/5/23	100,000	100,000
[1]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	3.650%	5/5/23	4,000	4,000
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB VRDO	3.890%	5/5/23	3,750	3,750
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB VRDO	3.890%	5/5/23	9,555	9,555
[1]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	1,795	1,795
[1]	Miami-Dade FL Transit System County Sales Tax Revenue TOB VRDO	3.850%	5/1/23	5,630	5,630
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB VRDO	3.900%	5/1/23	9,565	9,565
[1,2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB VRDO	3.940%	5/5/23	2,810	2,810
[1]	Orange County FL Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.890%	5/5/23	16,665	16,665
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.750%	5/5/23	25,000	25,000
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.950%	5/5/23	51,505	51,505
	Orlando Utilities Commission Multiple Utility Revenue VRDO	3.750%	5/5/23	18,010	18,010
[2]	Palm Beach County FL Industrial Revenue VRDO	3.910%	5/5/23	4,300	4,300
[1]	Seminole County FL Miscellaneous Revenue TOB VRDO	3.890%	5/5/23	4,675	4,675
[1,6]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	5/1/23	16,105	16,105
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	6,130	6,130
[1]	St. Johns County FL Water & Sewer Water Revenue TOB VRDO	3.890%	5/5/23	5,680	5,680
[1,7]	Tampa Bay FL Water Utility System Water Revenue TOB VRDO	3.890%	5/5/23	10,080	10,080
[1]	Tampa FL Health System Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	4,800	4,800
[1]	Tampa FL Tobacco & Liquor Taxes Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,625	2,625
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	3.890%	5/5/23	5,000	5,000
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	3.850%	5/1/23	5,900	5,900
					644,980
Georgia (2.2%)
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	3.940%	5/5/23	3,525	3,525
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	4.000%	5/5/23	17,460	17,460
[1]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	3.890%	5/5/23	17,525	17,525
[1]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	1,800	1,800
[1]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	3,135	3,135
[1,2]	Burke County GA Development Authority Pollution Control Revenue TOB VRDO	3.910%	5/5/23	32,000	32,000
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue (Equip Pool Project) VRDO	3.850%	5/5/23	9,200	9,200
[1]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	23,625	23,625
[2]	DeKalb County GA Housing Authority Miscellaneous Revenue VRDO	3.920%	5/5/23	13,195	13,195
[1,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	3.910%	5/5/23	11,990	11,990
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	4,170	4,170
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	3.700%	5/5/23	102,500	102,500
[1]	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	3.850%	5/1/23	35,900	35,900
	Private Colleges & Universities Authority of Georgia College & University Revenue VRDO	3.700%	5/5/23	66,960	66,960
[1]	Walton Industrial Building Authority Lease (Non-Terminable) Revenue (Walton County Jail Facility Project) TOB VRDO	3.910%	5/5/23	12,175	12,175
					355,160
Hawaii (0.5%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/24/23	15,800	15,800
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/24/23	30,330	30,330
[1]	Hawaii GO TOB VRDO	3.910%	5/5/23	25,990	25,990
					72,120
Idaho (0.1%)
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/1/23	22,660	22,660
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (6.2%)
[2]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/5/23	5,875	5,875
[1,2]	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue TOB VRDO	3.920%	5/5/23	6,510	6,510
[1]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.890%	5/5/23	10,200	10,200
[1,2,6]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.900%	5/5/23	13,780	13,780
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	4,695	4,695
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	5,615	5,615
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	3.900%	5/5/23	46,620	46,620
[2]	Illinois Development Finance Authority College & University Revenue VRDO	3.850%	5/5/23	5,900	5,900
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.800%	5/5/23	27,500	27,500
[2]	Illinois Development Finance Authority Private Schools Revenue VRDO	3.820%	5/5/23	5,800	5,800
[2]	Illinois Development Finance Authority Recreational Revenue VRDO	3.850%	5/5/23	13,850	13,850
	Illinois Educational Facilities Authority Lease Revenue VRDO	3.880%	5/5/23	9,731	9,731
[2]	Illinois Educational Facilities Authority Recreational Revenue VRDO	3.720%	5/5/23	15,645	15,645
	Illinois Educational Facilities Authority Revenue CP	3.750%	5/2/23	21,024	21,024
[2]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	3.870%	5/5/23	6,700	6,700
[1]	Illinois Finance Authority College & University Revenue TOB VRDO	3.890%	5/5/23	6,665	6,665
	Illinois Finance Authority College & University Revenue VRDO	3.800%	5/5/23	10,100	10,100
[2]	Illinois Finance Authority College & University Revenue VRDO	3.820%	5/5/23	5,800	5,800
	Illinois Finance Authority College & University Revenue VRDO	3.830%	5/5/23	96,825	96,825
	Illinois Finance Authority College & University Revenue VRDO	3.880%	5/5/23	36,954	36,954
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.800%	5/1/23	15,000	15,000
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	5/1/23	30,130	30,130
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	6,800	6,800
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	9,750	9,750
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	5,000	5,000
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	3,465	3,465
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	13,835	13,835
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	48,175	48,175
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	33,100	33,100
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.990%	5/5/23	75,940	75,940
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.190%	11/24/23	6,450	6,450
[1]	Illinois Finance Authority Intergovernmental Agreement Revenue TOB VRDO	3.890%	5/5/23	9,240	9,240
[2]	Illinois Finance Authority Miscellaneous Revenue VRDO	3.870%	5/5/23	50,375	50,375
[2]	Illinois Finance Authority Recreational Revenue VRDO	3.820%	5/5/23	19,000	19,000
[2]	Illinois Finance Authority Recreational Revenue VRDO	3.830%	5/5/23	43,015	43,015
[2]	Illinois Finance Authority Recreational Revenue VRDO	3.890%	5/5/23	5,000	5,000
[2]	Illinois Finance Authority Telecom Revenue (WBEZ Alliance, Inc. Project) VRDO	3.850%	5/5/23	13,475	13,475
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/5/23	13,785	13,785
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	9,130	9,130
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	50,000	50,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.870%	5/5/23	30,000	30,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	15,000	15,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.970%	5/5/23	14,485	14,485
[1]	Illinois State Toll Highway Authority Highway Revenue TOB VRDO	3.910%	5/5/23	2,665	2,665
[1]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	3.920%	5/5/23	1,980	1,980
[1]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	3.920%	5/5/23	1,310	1,310
[2]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	3.890%	5/5/23	8,300	8,300
[1,2]	Southwestern Illinois Development Authority Lease Health, Hospital, Nursing Home Revenue TOB VRDO	3.880%	5/1/23	51,155	51,155
[2]	University of Illinois College & University Revenue VRDO	3.730%	5/5/23	12,510	12,510
					993,859
Indiana (0.4%)
[2]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	3.980%	5/5/23	5,930	5,930
[1]	Greater Clark Building Corp. Lease (Abatement) Revenue TOB VRDO	3.920%	5/5/23	6,800	6,800
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	25,000	25,000
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	1,717	1,717
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,620	2,620
[2]	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.830%	5/5/23	9,940	9,940
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	5,885	5,885
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	8,325	8,325
[1]	Indianapolis IN Local Public Improvement Bond Bank Income Tax Revenue TOB VRDO	3.950%	5/5/23	3,500	3,500
					69,717
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.940%	5/5/23	16,400	16,400
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.850%	5/5/23	14,800	14,800
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.850%	5/5/23	2,250	2,250
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.720%	5/1/23	10,000	10,000
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.820%	5/5/23	10,610	10,610
					54,060
Kansas (0.2%)
[1]	Johnson County KS Water District No. 1 Water Revenue TOB VRDO	3.850%	5/1/23	12,395	12,395
[1,2]	Kansas Development Finance Authority Miscellaneous Revenue TOB VRDO	3.910%	5/5/23	1,575	1,575
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.880%	5/5/23	7,935	7,935
[2]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/23	5,420	5,420
					27,325
Kentucky (0.2%)
[1,2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/1/23	22,515	22,515
[1]	Kentucky Infrastructure Authority Wastewater & Drinking Water Miscellaneous Revenue TOB VRDO	3.890%	5/5/23	3,750	3,750
[2]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/5/23	1,400	1,400
					27,665
Louisiana (0.4%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.770%	5/1/23	21,500	21,500
[1]	Lafayette Parish School Board Sale Tax Revenue TOB VRDO	3.910%	5/5/23	9,785	9,785
[2]	Louisiana Gasoline & Fuels Tax Revenue VRDO	3.800%	5/1/23	14,000	14,000
[2]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	3.830%	5/5/23	14,870	14,870
[2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.890%	5/5/23	2,300	2,300
					62,455
Maine (0.2%)
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	28,000	28,000
Maryland (1.5%)
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	5,215	5,215
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	3.910%	5/5/23	4,235	4,235
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.920%	5/5/23	53,300	53,300
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	3.850%	5/5/23	60,550	60,550
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	7,390	7,390
[1]	Maryland State Stadium Authority Lease (Appropriation) Revenue TOB VRDO	3.890%	5/5/23	36,000	36,000
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Maryland State Stadium Authority Lottery Revenue TOB VRDO	3.800%	5/1/23	22,380	22,380
[1,2,4]	Maryland State Stadium Authority Lottery Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	4.060%	11/1/23	3,800	3,800
[1]	Maryland State Transportation Authority Highway Revenue TOB VRDO	3.890%	5/5/23	3,750	3,750
[2,5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/23	3,550	3,550
	Montgomery County MD GO VRDO	3.750%	5/1/23	30,730	30,730
[1]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	3.850%	5/1/23	13,200	13,200
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	3.800%	5/5/23	3,100	3,100
					247,200
Massachusetts (2.2%)
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	3.890%	5/5/23	20,000	20,000
[1]	Commonwealth of Massachusetts GO TOB VRDO	3.890%	5/5/23	5,500	5,500
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	3.890%	5/5/23	5,625	5,625
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	3.890%	5/5/23	4,000	4,000
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	3.880%	5/5/23	8,000	8,000
	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	4.000%	5/5/23	46,000	46,000
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	3.880%	5/5/23	8,100	8,100
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	4,115	4,115
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	4,000	4,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	13,125	13,125
[1,2]	Massachusetts GO TOB VRDO	3.890%	5/5/23	55,000	55,000
[1]	Massachusetts GO TOB VRDO	3.900%	5/5/23	3,335	3,335
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.950%	5/5/23	2,675	2,675
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	5/5/23	5,500	5,500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	5,800	5,800
[1]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	3.910%	5/5/23	9,960	9,960
[1]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	3.920%	5/5/23	4,800	4,800
[1]	Massachusetts School Building Authority Sales Tax Revenue TOB VRDO	3.890%	5/5/23	4,570	4,570
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.820%	5/5/23	80,540	80,540
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.940%	5/5/23	45,150	45,150
	Massachusetts Water Resources Authority Water Revenue VRDO	3.950%	5/5/23	14,500	14,500
					350,295
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan (2.8%)
[4]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	11/24/23	40,255	40,255
[1,2]	Michigan Finance Authority College & University Revenue Health, Hospital, Nursing Home Revenue TOB VRDO	3.880%	5/1/23	71,335	71,335
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	42,545	42,545
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	16,485	16,485
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	3.930%	5/5/23	4,745	4,745
[1]	Michigan Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	4,615	4,615
[1]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	1,250	1,250
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	7,500	7,500
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.820%	5/5/23	20,270	20,270
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.870%	5/5/23	60,600	60,600
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.870%	5/5/23	8,350	8,350
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	9,105	9,105
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	18,780	18,780
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	22,945	22,945
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	13,620	13,620
	Michigan State University College & University Revenue VRDO	3.700%	5/5/23	45,215	45,215
[1]	Michigan University College & University Revenue TOB VRDO	3.890%	5/5/23	2,020	2,020
[2]	Oakland University College & University Revenue VRDO	3.850%	5/5/23	23,300	23,300
	Regents of the University of Michigan CP	3.250%	5/4/23	6,890	6,890
	Regents of the University of Michigan CP	2.900%	5/15/23	10,000	10,000
[1,2,8]	Trenton MI Public Schools School District GO TOB VRDO	3.890%	5/5/23	5,780	5,780
	University of Michigan College & University Revenue VRDO	3.920%	5/4/23	14,765	14,765
					450,370
Minnesota (0.9%)
	Hennepin County MN GO VRDO	3.850%	5/5/23	27,920	27,920
	Hennepin County MN GO VRDO	3.960%	5/5/23	15,810	15,810
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB VRDO	4.400%	5/1/23	51,700	51,700
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	5,395	5,395
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	26,845	26,845
[2]	Rochester MN Local or Guaranteed Housing Revenue VRDO	3.990%	5/5/23	2,270	2,270
[2]	St. Paul MN Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	3.830%	5/5/23	5,450	5,450
					135,390
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi (0.2%)
[2]	Mississippi Development Bank Miscellaneous Revenue VRDO	3.960%	5/5/23	38,250	38,250
Missouri (3.3%)
[1,2]	Kansas City IDA Intergovernmental Agreement Revenue TOB VRDO	3.940%	5/5/23	3,020	3,020
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	4.080%	5/5/23	51,660	51,660
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	4.080%	5/5/23	11,055	11,055
[2]	Missouri Development Finance Board Miscellaneous Revenue VRDO	3.700%	5/1/23	1,120	1,120
	Missouri Development Finance Board Recreational Revenue VRDO	3.720%	5/1/23	34,025	34,025
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.720%	5/1/23	10,285	10,285
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	7,500	7,500
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	7,530	7,530
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	20,000	20,000
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	5,090	5,090
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.770%	5/1/23	14,000	14,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/5/23	23,810	23,810
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/5/23	46,620	46,620
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/5/23	70,400	70,400
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/5/23	10,200	10,200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/5/23	46,235	46,235
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.940%	5/5/23	40,510	40,510
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	5/5/23	49,575	49,575
[1,2,4]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.060%	6/1/23	8,220	8,220
[1,2]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	56,000	56,000
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	4,115	4,115
[1]	St. Louis MO Appropriations Revenue TOB VRDO	3.890%	5/5/23	10,640	10,640
					531,610
Montana (0.0%)
[1,3]	Montana State Board of Regents College & University Revenue TOB VRDO	3.890%	5/5/23	6,190	6,190
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Multiple States (6.4%)
[1,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	78,095	78,095
[1,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	3.890%	5/5/23	36,150	36,150
[1]	Invesco Trust Putter Revenue TOB VRDO	4.400%	5/1/23	24,130	24,130
[1]	Invesco Trust Putter Revenue TOB VRDO	4.400%	5/1/23	77,300	77,300
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.920%	5/4/23	95,000	95,000
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.920%	5/4/23	105,200	105,200
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.900%	5/4/23	15,000	15,000
[1,2]	Nuveen Municipal Credit Income Fund TOB VRDO	4.400%	5/1/23	40,500	40,500
[1,2]	Nuveen Municipal Credit Income Fund TOB VRDO	4.400%	5/1/23	77,100	77,100
[1]	Nuveen Municipal Credit Income Fund VRDO VRDP	3.960%	5/4/23	146,000	146,000
[1,2]	Nuveen Municipal Credit Opportunities Fund TOB VRDO VRDP	4.400%	5/1/23	77,200	77,200
	Nuveen Municipal Credit Opportunities Fund VRDO VRDP	3.950%	6/21/23	33,000	33,000
[1]	Western Asset Intermediate Municipal Fund Inc. VRDO	3.960%	5/4/23	18,200	18,200
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.960%	5/4/23	146,575	146,575
[1]	Western Asset Municipal Partners Fund Inc. VRDO VRDP	3.960%	5/4/23	53,900	53,900
					1,023,350
Nebraska (1.5%)
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/23	10,410	10,410
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/5/23	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/5/23	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/5/23	13,390	13,390
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	12,175	12,175
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	7,000	7,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	12,315	12,315
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	7,200	7,200
[1,3,10]	Nebraska Public Power Generation Agency GO VRDO	3.880%	5/5/23	76,870	76,870
[1,3,10]	Nebraska Public Power Generation Agency Revenue VRDO	3.880%	5/5/23	27,500	27,500
[1,3]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.870%	5/1/23	11,200	11,200
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	3.890%	5/5/23	19,200	19,200
[1]	University of Nebraska Facilities Corp College & University Revenue TOB VRDO	3.910%	5/5/23	4,200	4,200
					241,460
Nevada (1.6%)
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	3.960%	5/5/23	18,910	18,910
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	3.960%	5/5/23	57,400	57,400
[2]	Clark County NV Department of Aviation Port, Airport & Marina Revenue VRDO	3.950%	5/5/23	29,805	29,805
[1]	Clark County NV GO TOB VRDO	3.850%	5/1/23	11,790	11,790
16

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Clark County NV Natural Gas Revenue VRDO	4.000%	5/3/23	20,900	20,900
[2]	Clark County NV Natural Gas Revenue VRDO	3.840%	5/5/23	27,595	27,595
[1]	Las Vegas Convention & Visitors Authority GO TOB VRDO	3.890%	5/5/23	12,280	12,280
[1]	Las Vegas Valley Water District Nevada GO TOB VRDO	3.890%	5/5/23	22,475	22,475
[1]	Las Vegas Valley Water District Nevada GO TOB VRDO	3.890%	5/5/23	15,000	15,000
[1]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	3.900%	5/1/23	35,245	35,245
					251,400
New Hampshire (0.0%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	3.770%	5/1/23	1,000	1,000
New Jersey (0.4%)
[2]	Essex County Improvement Authority Recreational Revenue VRDO	3.900%	5/5/23	4,700	4,700
[1,2]	New Jersey Economic Development Authority Natural Gas Revenue TOB VRDO	3.960%	5/5/23	1,835	1,835
[1]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	3.890%	5/5/23	3,300	3,300
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,015	2,015
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	5/5/23	15,505	15,505
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	3.930%	5/5/23	2,500	2,500
[1]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	3.940%	5/5/23	5,560	5,560
	New Jersey Infrastructure Bank Environmental Infrastructure CP	3.240%	5/24/23	35,000	35,000
					70,415
New Mexico (0.1%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/23	20,200	20,200
New York (14.6%)
	Battery Park City Authority Miscellaneous Revenue VRDO	3.880%	5/5/23	10,900	10,900
[2]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	3.830%	5/5/23	24,775	24,775
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.700%	5/1/23	7,800	7,800
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.720%	5/1/23	25,600	25,600
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.830%	5/5/23	7,700	7,700
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.830%	5/5/23	22,605	22,605
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	4.000%	5/5/23	750	750
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.700%	5/5/23	33,700	33,700
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.700%	5/5/23	25,850	25,850
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	36,100	36,100
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	16,550	16,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	17,000	17,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.860%	5/5/23	10,000	10,000
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	11,510	11,510
17

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.880%	5/5/23	3,000	3,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.890%	5/5/23	33,475	33,475
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	25,000	25,000
[1]	New York City Housing Development Corp. Local Or Guranteed Housing Revenue TOB VRDO	3.890%	5/5/23	2,935	2,935
[1]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	4,285	4,285
[1]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	6,585	6,585
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.800%	5/1/23	25,400	25,400
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.880%	5/5/23	26,000	26,000
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.880%	5/5/23	15,000	15,000
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.890%	5/5/23	50,000	50,000
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.880%	5/5/23	7,425	7,425
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.890%	5/5/23	5,550	5,550
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.890%	5/5/23	15,830	15,830
[1]	New York City Municipal Water Finance Water Revenue TOB VRDO	3.890%	5/5/23	1,250	1,250
	New York City Municipal Water Finance Water Revenue VRDO	3.700%	5/1/23	55,410	55,410
	New York City Municipal Water Finance Water Revenue VRDO	3.840%	5/5/23	43,145	43,145
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	3.890%	5/5/23	2,510	2,510
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	3.890%	5/5/23	4,000	4,000
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	3.880%	5/5/23	58,925	58,925
[1]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	3.890%	5/5/23	10,765	10,765
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.890%	5/5/23	3,900	3,900
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.890%	5/5/23	8,405	8,405
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.890%	5/5/23	8,700	8,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.620%	5/1/23	6,400	6,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.700%	5/1/23	49,115	49,115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.840%	5/5/23	68,735	68,735
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.860%	5/5/23	31,615	31,615
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	3.850%	5/1/23	21,700	21,700
18

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	3.890%	5/5/23	9,920	9,920
	New York City Water & Sewer System Sewer Revenue VRDO	3.700%	5/1/23	22,205	22,205
[1]	New York City Water & Sewer System Water Revenue TOB VRDO	3.890%	5/5/23	4,040	4,040
	New York City Water & Sewer System Water Revenue VRDO	3.700%	5/1/23	13,350	13,350
	New York City Water & Sewer System Water Revenue VRDO	3.700%	5/1/23	20,425	20,425
	New York City Water & Sewer System Water Revenue VRDO	3.840%	5/5/23	13,550	13,550
	New York City Water & Sewer System Water Revenue VRDO	3.960%	5/5/23	54,880	54,880
	New York City Water & Sewer System Water Revenue VRDO	3.960%	5/5/23	34,775	34,775
[1]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	3.890%	5/5/23	1,300	1,300
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.830%	5/5/23	23,290	23,290
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.890%	5/5/23	35,000	35,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.900%	5/5/23	8,945	8,945
[1]	New York NY Ad Valorem Property Tax Revenue TOB VRDO	3.890%	5/5/23	2,400	2,400
[1]	New York NY Ad Valorem Property Tax Revenue TOB VRDO	3.890%	5/5/23	4,445	4,445
[1,2]	New York NY GO TOB VRDO	3.800%	5/1/23	44,215	44,215
[2]	New York NY GO VRDO	3.700%	5/1/23	55,345	55,345
[2]	New York NY GO VRDO	3.720%	5/1/23	8,640	8,640
	New York NY GO VRDO	3.780%	5/1/23	3,670	3,670
[2]	New York NY GO VRDO	3.830%	5/5/23	22,415	22,415
[2]	New York NY GO VRDO	3.850%	5/5/23	21,495	21,495
[2]	New York NY GO VRDO	3.930%	5/5/23	144,745	144,745
[2]	New York NY GO VRDO	3.930%	5/5/23	33,215	33,215
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.870%	5/5/23	7,500	7,500
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.890%	5/5/23	6,500	6,500
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.890%	5/5/23	33,100	33,100
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.890%	5/5/23	22,745	22,745
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.890%	5/5/23	20,760	20,760
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	3.900%	5/5/23	29,500	29,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.600%	5/5/23	44,600	44,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.650%	5/5/23	14,125	14,125
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.670%	5/5/23	30,000	30,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.700%	5/5/23	36,600	36,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.700%	5/5/23	92,700	92,700
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.700%	5/5/23	35,500	35,500
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	63,300	63,300
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	35,150	35,150
19

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	30,400	30,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	26,000	26,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	34,400	34,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	61,555	61,555
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	47,600	47,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.890%	5/5/23	29,790	29,790
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.950%	5/5/23	12,300	12,300
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.960%	5/5/23	34,500	34,500
[1]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.890%	5/5/23	4,760	4,760
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB VRDO	3.960%	5/5/23	62,975	62,975
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	3.950%	5/4/23	33,700	33,700
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	4,500	4,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	3,330	3,330
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	400	400
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB VRDO	3.890%	5/5/23	3,050	3,050
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.890%	5/5/23	19,250	19,250
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.890%	5/5/23	5,335	5,335
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	3.890%	5/5/23	2,780	2,780
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.890%	5/5/23	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.890%	5/5/23	8,900	8,900
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.890%	5/5/23	11,110	11,110
					2,346,880
North Carolina (0.9%)
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB VRDO	3.890%	5/5/23	2,135	2,135
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB VRDO	3.940%	5/5/23	2,000	2,000
[1]	Charlotte NC Water & Sewer System Water Revenue TOB VRDO	3.890%	5/5/23	2,276	2,276
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.010%	5/5/23	54,750	54,750
[1]	Forsyth County NC GO TOB VRDO	3.900%	5/1/23	13,895	13,895
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	4,200	4,200
[2,11]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue VRDO	3.830%	5/5/23	9,655	9,655
20

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/5/23	39,300	39,300
[1]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	3.890%	5/5/23	8,455	8,455
					136,666
North Dakota (0.1%)
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	3,955	3,955
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	4,910	4,910
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.910%	5/5/23	4,000	4,000
					12,865
Ohio (4.0%)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.880%	5/5/23	37,940	37,940
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.880%	5/5/23	25,000	25,000
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	12,575	12,575
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.830%	5/5/23	18,000	18,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.830%	5/5/23	20,000	20,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.850%	5/5/23	13,000	13,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.850%	5/5/23	13,025	13,025
[2]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	3.850%	5/5/23	10,105	10,105
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	3.850%	5/5/23	2,550	2,550
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.850%	5/5/23	9,105	9,105
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.850%	5/5/23	36,135	36,135
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	50,570	50,570
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	9,700	9,700
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	36,075	36,075
[1]	Franklin County OH Hospital Facilities Lease Revenue TOB VRDO	3.910%	5/5/23	2,665	2,665
[1,2]	Hamilton County OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,535	2,535
[2]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.830%	5/5/23	3,605	3,605
[2]	Lorain County Port Authority Private Schools Revenue (St. Ignatius High School Project) VRDO	3.830%	5/5/23	3,525	3,525
[1,2]	Miami County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	3,000	3,000
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	3.770%	5/1/23	6,450	6,450
	Ohio GO VRDO	3.850%	5/5/23	15,265	15,265
[1,2]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	8,000	8,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/23	14,400	14,400
21

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.770%	5/1/23	600	600
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.820%	5/5/23	24,375	24,375
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.820%	5/5/23	25,000	25,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.940%	5/5/23	17,635	17,635
	Ohio Higher Educational Facility Commission CP	3.400%	5/16/23	45,300	45,300
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/1/23	15,705	15,705
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/23	11,350	11,350
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.040%	5/5/23	14,325	14,325
	Ohio Lease (Appropriation) Revenue VRDO	3.850%	5/5/23	25,400	25,400
[1]	Ohio State University College & University Revenue TOB VRDO	3.900%	5/5/23	2,100	2,100
	Ohio State University College & University Revenue VRDO	3.650%	5/5/23	7,300	7,300
	Ohio State University College & University Revenue VRDO	3.650%	5/5/23	11,000	11,000
	Ohio State University College & University Revenue VRDO	3.840%	5/5/23	17,480	17,480
	Ohio State University College & University Revenue VRDO	3.900%	5/5/23	60,000	60,000
[1,3]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB VRDO	3.980%	5/5/23	3,750	3,750
					634,545
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	14,330	14,330
Oregon (1.2%)
	Oregon GO VRDO	3.900%	5/5/23	2,400	2,400
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	3.750%	5/5/23	41,605	41,605
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	3.750%	5/5/23	29,400	29,400
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	4.040%	5/5/23	33,405	33,405
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/5/23	375	375
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.930%	5/5/23	13,140	13,140
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	15,000	15,000
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	4.040%	5/5/23	3,745	3,745
[2]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project) VRDO	3.720%	5/1/23	13,700	13,700
[1,4]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB SIFMA Municipal Swap Index Yield + 0.180%	4.020%	6/1/23	10,000	10,000
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	3.940%	5/5/23	7,405	7,405
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	3.960%	5/5/23	3,145	3,145
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	3.980%	5/5/23	2,085	2,085
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	4.000%	5/5/23	11,250	11,250
22

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Washington & Multnomah Counties School District No. 48J Beaverton GO TOB VRDO	3.890%	5/5/23	12,535	12,535
					199,190
Pennsylvania (3.2%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.770%	5/1/23	2,905	2,905
[1]	Allegheny County PA GO TOB VRDO	3.910%	5/5/23	5,340	5,340
	Butler County GA General Authority Miscellaneous Revenue VRDO	3.840%	5/5/23	24,855	24,855
[1,2,6]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	1,685	1,685
[1,3]	Commonwealth Financing Authority Pennsylvania Tobacco Settlement Funded Revenue TOB VRDO	3.890%	5/5/23	13,545	13,545
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	3.840%	5/5/23	7,605	7,605
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	4.000%	5/5/23	36,120	36,120
[1,2]	Dubois PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	2,250	2,250
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	3.840%	5/5/23	20,915	20,915
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.830%	5/5/23	10,275	10,275
[2]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	3.830%	5/5/23	14,250	14,250
[1]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	5,850	5,850
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	3.940%	5/5/23	34,120	34,120
[1,2]	Lehigh PA Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	2,855	2,855
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.950%	5/5/23	10,040	10,040
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.950%	5/5/23	7,735	7,735
	Northampton County General Purpose Authority College & University Revenue VRDO	3.950%	5/5/23	20,990	20,990
[1]	Northampton County PA General Purpose Authority College & University Revenue TOB VRDO	3.890%	5/5/23	5,685	5,685
[1,2,3]	Pennsylvania Economic Development Financing Authority Airport Port, Airport & Marina Revenue TOB VRDO	3.950%	5/5/23	11,370	11,370
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,860	2,860
[2]	Pennsylvania Economic Development Financing Authority Water Revenue VRDO	3.910%	5/5/23	12,000	12,000
[1]	Pennsylvania GO TOB VRDO	3.630%	5/5/23	4,000	4,000
[1]	Pennsylvania GO TOB VRDO	3.890%	5/5/23	10,400	10,400
[1]	Pennsylvania GO TOB VRDO	3.890%	5/5/23	5,695	5,695
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.890%	5/5/23	5,340	5,340
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	3,365	3,365
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	4,000	4,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	2,445	2,445
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/5/23	13,585	13,585
23

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/5/23	7,280	7,280
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	30,000	30,000
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	1,775	1,775
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.000%	5/5/23	900	900
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	3.890%	5/5/23	5,835	5,835
[1]	Pennsylvania State University College & University Revenue TOB VRDO	3.890%	5/5/23	5,600	5,600
[1]	Pennsylvania State University College & University Revenue TOB VRDO	3.890%	5/5/23	3,200	3,200
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	3.890%	5/5/23	10,530	10,530
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.950%	5/5/23	14,800	14,800
[1,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	3.850%	5/1/23	10,725	10,725
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.890%	5/5/23	5,600	5,600
[1]	Peters Township School District Washington County GO TOB VRDO	3.910%	5/5/23	4,780	4,780
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.950%	5/5/23	17,570	17,570
[1,2]	Philadelphia PA School District GO TOB VRDO	3.890%	5/5/23	6,930	6,930
[1]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	3.890%	5/5/23	6,000	6,000
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	8,930	8,930
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/1/23	51,480	51,480
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/23	8,500	8,500
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/23	4,050	4,050
[1]	State College PA Area School District GO TOB VRDO	3.530%	5/5/23	5,400	5,400
[2]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	3.890%	5/5/23	7,240	7,240
					519,205
Rhode Island (0.2%)
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.800%	5/5/23	1,455	1,455
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.850%	5/5/23	3,370	3,370
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.850%	5/5/23	14,560	14,560
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB VRDO	3.890%	5/5/23	6,000	6,000
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB VRDO	3.920%	5/5/23	5,000	5,000
					30,385
South Carolina (1.2%)
[1]	Columbia SC Waterworks & Sewer System Water Revenue TOB VRDO	3.910%	5/5/23	28,450	28,450
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/1/23	60,000	60,000
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	7,795	7,795
24

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	4.000%	5/5/23	34,555	34,555
[1,2]	South Carolina Ports Authority Port, Airport & Marina Revenue TOB VRDO	4.000%	5/5/23	2,905	2,905
[2]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	3.870%	5/5/23	57,180	57,180
[1,2,4]	South Carolina Transportation Infrastructure Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	4.060%	10/2/23	2,600	2,600
					193,485
South Dakota (0.4%)
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	2,650	2,650
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/5/23	4,100	4,100
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.950%	5/5/23	32,250	32,250
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.950%	5/5/23	20,700	20,700
					59,700
Tennessee (2.1%)
[2]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.820%	5/5/23	48,180	48,180
	Memphis TN GO CP	3.150%	5/3/23	2,000	2,000
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.450%	5/17/23	28,000	28,000
[1]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB VRDO	3.920%	5/5/23	1,215	1,215
[1,2]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB VRDO	3.930%	5/5/23	5,440	5,440
[1,2]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/1/23	69,600	69,600
[2]	Public Building Authority of Sevier County TN Miscellaneous Revenue VRDO	3.880%	5/5/23	5,540	5,540
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	3.740%	5/1/23	23,140	23,140
	Shelby County TN GO VRDO	3.850%	5/5/23	116,200	116,200
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB VRDO	3.890%	5/5/23	17,125	17,125
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB VRDO	3.890%	5/5/23	6,700	6,700
	Vanderbilt University CP	3.420%	5/10/23	5,000	5,000
					328,140
Texas (13.6%)
[1,6,12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	3.910%	5/5/23	2,855	2,855
[1,12]	Aubrey Independent School District GO TOB VRDO	3.900%	5/5/23	3,075	3,075
	Austin TX Utility Sysstem Revenue	3.750%	5/4/23	22,400	22,400
	Austin TX Utility Sysstem Revenue	3.270%	5/17/23	11,400	11,400
	Austin TX Utility Sysstem Revenue	3.350%	5/17/23	45,000	45,000
[1]	Bexar TX Hospital District GO TOB VRDO	3.900%	5/5/23	11,480	11,480
	Board of Regents of the University of Texas System College & University Revenue	3.750%	5/2/23	24,700	24,700
	Board of Regents of the University of Texas System CP	3.150%	5/8/23	15,500	15,500
	Board of Regents of the University of Texas System CP	2.560%	5/11/23	6,500	6,500
	Board of Regents of the University of Texas System CP	2.900%	5/22/23	25,000	25,000
	Board of Regents of the University of Texas System CP	2.900%	5/22/23	25,000	25,000
25

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System CP	3.450%	6/26/23	17,000	17,000
	Board of Regents of the University of Texas System CP	3.450%	6/26/23	14,000	14,000
	Board of Regents of the University of Texas System CP	3.400%	7/5/23	20,000	20,000
[1,12]	Bridge City Independent School District GO TOB VRDO	3.890%	5/5/23	2,605	2,605
[1,12]	Cypress-Fairbanks Independent School District GO TOB VRDO	3.890%	5/5/23	2,915	2,915
[1]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	3.890%	5/5/23	8,580	8,580
[1]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	3.890%	5/5/23	2,370	2,370
[2]	Dallas Performing Arts Cultural Facilities Corp. Recreational Revenue (Dallas Center Foundation Project) VRDO	3.950%	5/5/23	2,110	2,110
[1]	Dallas Waterworks & Sewer System Water Revenue TOB VRDO	3.480%	5/5/23	6,000	6,000
[1]	El Paso TX Water & Sewer Water Revenue TOB VRDO	3.890%	5/5/23	3,730	3,730
[1,2,4]	El Paso TX Water & Sewer Water Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	4.060%	9/1/23	7,500	7,500
[1,12]	Forney Independent School District GO TOB VRDO	3.890%	5/5/23	3,120	3,120
[1]	Fort Bend Grand Parkway Toll Road Authority Highway Revenue TOB VRDO	3.850%	5/1/23	4,460	4,460
	Fort Bend Independent School District CP	3.510%	6/23/23	20,000	20,000
[1,2]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	3.890%	5/5/23	1,875	1,875
[1]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	3.890%	5/5/23	8,625	8,625
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/23	13,590	13,590
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/5/23	51,400	51,400
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/5/23	800	800
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.000%	5/5/23	18,300	18,300
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/23	17,730	17,730
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	34,385	34,385
[1,6]	Harris County Toll Road Authority Highway Revenue TOB VRDO	3.890%	5/5/23	2,590	2,590
	Harris County TX Cultural Education Facilities Finance Corp. CP	3.450%	6/21/23	15,225	15,225
[1,3]	Harris County TX GO TOB VRDO	3.890%	5/5/23	8,070	8,070
[1,3]	Harris County TX GO TOB VRDO	3.890%	5/5/23	8,160	8,160
[1]	Harris County TX Independent School District Ad Valorem Property Tax Revenue TOB VRDO	3.890%	5/5/23	1,875	1,875
	Houston TX Airport System Industrial Revenue CP	3.250%	5/3/23	9,000	9,000
	Houston TX Airport System Industrial Revenue CP	3.500%	5/18/23	19,000	19,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	3.860%	5/5/23	58,795	58,795
[2]	Houston TX Combined Utility System Water Revenue VRDO	3.860%	5/5/23	34,385	34,385
[2]	Houston TX Combined Utility System Water Revenue VRDO	3.860%	5/5/23	50,000	50,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	3.860%	5/5/23	49,300	49,300
[1,12]	Humble Independent School District GO TOB VRDO	3.570%	5/5/23	16,000	16,000
[1,12]	Humble Independent School District GO TOB VRDO	3.890%	5/5/23	2,050	2,050
[1,3]	Lamar Consolidated Independent School District GO TOB VRDO	3.850%	5/1/23	32,780	32,780
[1]	Lamar Consolidated Independent School District GO TOB VRDO	3.890%	5/5/23	11,670	11,670
[1]	Lamar Consolidated Independent School District GO TOB VRDO	3.890%	5/5/23	25,000	25,000
26

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lamar Consolidated Independent School District GO TOB VRDO	3.910%	5/5/23	8,000	8,000
[1,3]	Lower Colorado River Authority Intergovernmental Agreement Revenue TOB VRDO	3.890%	5/5/23	6,265	6,265
[12]	Mesquite Independent School District GO VRDO	3.960%	5/5/23	8,935	8,935
[1,12]	New Braunfels Independent School District GO TOB VRDO	3.890%	5/5/23	3,750	3,750
[1]	New Hope TX Cultural Education Facilities FinanceCorp. Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	3,985	3,985
[1]	North Texas Tollway Authority Highway Revenue TOB VRDO	3.420%	5/5/23	3,000	3,000
[1]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,960	2,960
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB VRDO	3.890%	5/5/23	7,500	7,500
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB VRDO	3.900%	5/5/23	10,200	10,200
	Red River Education Finance Corp. College & University Revenue VRDO	3.750%	5/5/23	11,300	11,300
[2]	San Antonio Housing Trust Finance Corp. Authority Local or Guaranteed Housing Revenue VRDO	3.980%	5/5/23	17,155	17,155
[2]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.980%	5/5/23	2,300	2,300
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	3.890%	5/5/23	5,440	5,440
	San Antonio TX GO CP	4.000%	5/15/23	85,500	85,500
	San Antonio Water System Water Revenue	3.750%	5/2/23	25,000	25,000
	San Antonio Water System Water Revenue CP	3.250%	7/5/23	11,000	11,000
[1]	San Antonio Water System Water Revenue TOB VRDO	3.890%	5/5/23	2,000	2,000
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	27,000	27,000
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	1,500	1,500
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,745	2,745
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,500	2,500
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	7,475	7,475
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	6,555	6,555
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.810%	5/1/23	6,610	6,610
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/5/23	39,920	39,920
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	9,655	9,655
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/5/23	21,965	21,965
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.880%	5/5/23	59,785	59,785
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.890%	5/5/23	23,900	23,900
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	47,895	47,895
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.950%	5/5/23	27,190	27,190
[1]	Tarrant County TX GO TOB VRDO	3.890%	5/5/23	3,440	3,440
27

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.850%	5/1/23	3,200	3,200
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	2,150	2,150
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	3,740	3,740
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	3,180	3,180
[2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue VRDO	4.020%	5/5/23	7,100	7,100
	Texas GO VRDO	3.950%	5/3/23	100,000	100,000
	Texas GO VRDO	3.720%	5/5/23	19,710	19,710
	Texas GO VRDO	3.750%	5/5/23	92,615	92,615
	Texas GO VRDO	3.750%	5/5/23	27,095	27,095
	Texas GO VRDO	3.750%	5/5/23	28,240	28,240
	Texas GO VRDO	3.800%	5/5/23	4,620	4,620
	Texas GO VRDO	3.940%	5/5/23	20,540	20,540
	Texas GO VRDO	3.950%	5/5/23	155,705	155,705
	Texas GO VRDO	3.950%	5/5/23	20,280	20,280
	Texas GO VRDO	3.950%	5/5/23	14,285	14,285
	Texas GO VRDO	3.950%	5/5/23	113,660	113,660
	Texas GO VRDO	4.050%	5/5/23	1,000	1,000
[2]	Texas GO VRDO	4.050%	5/5/23	38,785	38,785
	Texas Local or Guaranteed Housing Revenue GO VRDO	3.950%	5/5/23	11,900	11,900
	Texas State University System College & University Revenue	3.400%	5/10/23	113,187	113,187
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	3.910%	5/5/23	42,000	42,000
[1]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	3.890%	5/5/23	6,640	6,640
[1]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	3.890%	5/5/23	10,000	10,000
[1]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	3.890%	5/5/23	10,135	10,135
[1]	Texas Water Development Board Water Revenue TOB VRDO	3.880%	5/5/23	4,685	4,685
[1]	Texas Water Development Board Water Revenue TOB VRDO	3.890%	5/5/23	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB VRDO	3.900%	5/5/23	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB VRDO	3.910%	5/5/23	2,855	2,855
[1,12]	Ysleta Independent School District GO TOB VRDO	3.890%	5/5/23	4,000	4,000
[1,12]	Ysleta Independent School District GO TOB VRDO	3.890%	5/5/23	4,335	4,335
					2,175,972
Utah (1.5%)
[1,2]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	3.890%	5/5/23	43,350	43,350
[1]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	3.920%	5/5/23	7,450	7,450
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	3.730%	5/5/23	44,200	44,200
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	3.730%	5/5/23	38,480	38,480
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.950%	5/3/23	47,360	47,360
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	33,175	33,175
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	25,375	25,375
28

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Utah State University Local or Guaranteed Housing Revenue TOB VRDO	3.910%	5/5/23	4,780	4,780
					244,170
Vermont (0.1%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	3.960%	5/5/23	16,480	16,480
Virginia (2.4%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.960%	5/5/23	33,380	33,380
	Fairfax County Economic Development Authority Revenue VRDO	3.700%	5/5/23	11,150	11,150
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	3.920%	5/5/23	55,150	55,150
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	3.920%	5/5/23	46,965	46,965
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB VRDO	3.850%	5/1/23	2,750	2,750
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB VRDO	3.890%	5/5/23	2,250	2,250
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB VRDO	3.890%	5/5/23	1,330	1,330
	Loudoun County Economic Development Authority Industrial Revenue VRDO	3.850%	5/5/23	54,895	54,895
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.920%	5/3/23	20,300	20,300
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.720%	5/5/23	16,300	16,300
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.850%	5/5/23	47,580	47,580
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.920%	5/5/23	22,965	22,965
[1,2]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	5,000	5,000
[1,2]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/5/23	11,415	11,415
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Appropriations Revenue	3.890%	5/5/23	3,370	3,370
[1]	Roanoke VA Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	13,890	13,890
[1]	University of Virginia College & University Revenue TOB VRDO	3.910%	5/5/23	5,300	5,300
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	3,740	3,740
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	30,000	30,000
					387,730
Washington (1.6%)
[1,4]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB , SIFMA Municipal Swap Index Yield + 0.200%	4.060%	11/1/23	5,865	5,865
[1]	Central Puget Sound Regional Transit Authority Sales Tax Revenue TOB VRDO	3.910%	5/5/23	2,665	2,665
[1]	King County WA School District No. 414 GO TOB VRDO	3.850%	5/1/23	8,800	8,800
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB VRDO	4.000%	5/5/23	6,325	6,325
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB VRDO	4.000%	5/5/23	2,580	2,580
29

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.900%	5/5/23	29,680	29,680
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.900%	5/5/23	14,615	14,615
[1]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.940%	5/5/23	11,610	11,610
[1]	Seattle WA Municipal Electric Power & Light Revenue TOB VRDO	3.850%	5/1/23	5,835	5,835
[1]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	3.890%	5/5/23	3,000	3,000
[1]	Seattle WA Water System Water Revenue TOB VRDO	3.850%	5/1/23	5,595	5,595
[1]	Washington GO TOB VRDO	3.890%	5/5/23	1,675	1,675
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	2,840	2,840
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	11,870	11,870
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	2,790	2,790
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	3,910	3,910
[1,2]	Washington Higher Education Facilities Authority College & University Revenue TOB VRDO	3.900%	5/5/23	2,465	2,465
[2]	Washington Higher Education Facilities Authority Revenue (Seattle University Project) VRDO	3.850%	5/5/23	3,440	3,440
[2]	Washington Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.960%	5/5/23	33,000	33,000
[1,2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/5/23	8,025	8,025
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	4.030%	5/5/23	27,180	27,180
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.940%	5/5/23	28,715	28,715
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.960%	5/5/23	12,270	12,270
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.960%	5/5/23	15,535	15,535
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	4.010%	5/5/23	6,400	6,400
					256,685
West Virginia (0.4%)
[2]	Cabell County WV College & University Revenue VRDO	3.960%	5/5/23	66,625	66,625
[1,2]	Morgantown WV Combined Utility System Water Revenue TOB VRDO	3.910%	5/5/23	1,475	1,475
					68,100
Wisconsin (1.9%)
	Board of Regents of the University of Texas System CP	3.280%	5/10/23	13,768	13,768
[1]	Milwaukee WI Metropolitan Sewer District GO TOB VRDO	3.900%	5/1/23	15,275	15,275
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	6,000	6,000
[4]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.170	4.030%	5/4/23	6,000	6,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	3.870%	5/1/23	20,000	20,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	3.890%	5/5/23	8,715	8,715
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	3.890%	5/5/23	4,800	4,800
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	3.890%	5/5/23	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	3.890%	5/5/23	3,900	3,900
30

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	3.720%	5/1/23	60,225	60,225
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.880%	5/5/23	8,000	8,000
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	3,705	3,705
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.880%	5/5/23	3,060	3,060
[1]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	9,690	9,690
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/5/23	4,700	4,700
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	34,755	34,755
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	24,295	24,295
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	23,545	23,545
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	15,925	15,925
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	8,000	8,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/5/23	8,000	8,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.940%	5/5/23	22,300	22,300
					308,658
Wyoming (0.3%)
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/5/23	3,340	3,340
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.000%	5/5/23	21,000	21,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.870%	5/5/23	2,595	2,595
	Wyoming Community Development Authority Local or Guranteed Housing Revenue VRDO	3.870%	5/5/23	21,000	21,000
					47,935
Total Tax-Exempt Municipal Bonds (Cost $15,501,580)					15,501,580
31

Municipal Money Market Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[13]	Vanguard Municipal Cash Management Fund (Cost $511,021)	3.603%	5,109,987	511,050
Total Investments (99.9%) (Cost $16,012,601)				16,012,630
Other Assets and Liabilities—Net (0.1%)				15,647
Net Assets (100%)				16,028,277
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $5,037,326,000, representing 31.4% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Municipal Money Market Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,501,580)	15,501,580
Affiliated Issuers (Cost $511,021)	511,050
Total Investments in Securities	16,012,630
Investment in Vanguard	592
Receivables for Investment Securities Sold	44,995
Receivables for Accrued Income	71,746
Receivables for Capital Shares Issued	138,955
Other Assets	8,561
Total Assets	16,277,479
Liabilities
Due to Custodian	984
Payables for Investment Securities Purchased	208,340
Payables for Capital Shares Redeemed	34,657
Payables for Distributions	4,233
Payables to Vanguard	988
Total Liabilities	249,202
Net Assets	16,028,277
At April 30, 2023, net assets consisted of:

Paid-in Capital	16,027,972
Total Distributable Earnings (Loss)	305
Net Assets	16,028,277

Net Assets
Applicable to 16,025,511,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,028,277
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
33

Municipal Money Market Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	226,631
Total Income	226,631
Expenses
The Vanguard Group—Note B
Investment Advisory Services	993
Management and Administrative	10,434
Marketing and Distribution	624
Custodian Fees	110
Shareholders’ Reports	32
Trustees’ Fees and Expenses	3
Other Expenses	6
Total Expenses	12,202
Expenses Paid Indirectly	(109)
Net Expenses	12,093
Net Investment Income	214,538
Realized Net Gain (Loss) on Investment Securities Sold[1]	132
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(40)
Net Increase (Decrease) in Net Assets Resulting from Operations	214,630
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,001,000, $41,000, and ($40,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	214,538	107,427
Realized Net Gain (Loss)	132	246
Change in Unrealized Appreciation (Depreciation)	(40)	(95)
Net Increase (Decrease) in Net Assets Resulting from Operations	214,630	107,578
Distributions
Total Distributions	(214,776)	(108,364)
Capital Share Transactions (at $1.00 per share)
Issued	9,618,153	11,520,635
Issued in Lieu of Cash Distributions	187,987	96,173
Redeemed	(10,369,756)	(10,707,018)
Net Increase (Decrease) from Capital Share Transactions	(563,616)	909,790
Total Increase (Decrease)	(563,762)	909,004
Net Assets
Beginning of Period	16,592,039	15,683,035
End of Period	16,028,277	16,592,039

See accompanying Notes, which are an integral part of the Financial Statements.
35

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0132	.0066	.0001	.007	.015	.012
Net Realized and Unrealized Gain (Loss) on Investments	—	.0001	—	—	—	—
Total from Investment Operations	.0132	.0067	.0001	.007	.015	.012
Distributions
Dividends from Net Investment Income	(.0132)	(.0066)	(.0001)	(.007)	(.015)	(.012)
Distributions from Realized Capital Gains	(.0000)[2]	(.0001)	—	—	—	—
Total Distributions	(.0132)	(.0067)	(.0001)	(.007)	(.015)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.33%	0.67%	0.01%	0.68%	1.48%	1.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,028	$16,592	$15,683	$17,736	$18,111	$17,663
Ratio of Total Expenses to Average Net Assets[4]	0.15%[5]	0.13%[5]	0.08%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.66%	0.66%	0.01%	0.68%	1.47%	1.20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for the year ended October 31, 2022 and 0.15% for the year ended 2021. For the six months ended April 30, 2023, and the years ended 2020, 2019, and 2018, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15% and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
37

Municipal Money Market Fund
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $592,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $109,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
38

Municipal Money Market Fund
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,012,601
Gross Unrealized Appreciation	29
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	29
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $765,290,000 and sales were $913,355,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
39

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were below the peer-group average.
40

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
41

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q452 062023

Semiannual Report   |   April 30, 2023
Vanguard Ultra Short-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	90
Liquidity Risk Management	91

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Ultra Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,021.50	$0.85
Admiral™ Shares	1,000.00	1,021.90	0.45
Based on Hypothetical 5% Yearly Return
Ultra Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Ultra Short-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2023
New York	12.7%
Texas	10.9
California	10.0
Illinois	6.7
Multiple States	4.9
New Jersey	4.4
Alabama	4.3
Ohio	3.8
Georgia	3.7
Pennsylvania	3.3
Florida	2.7
Washington	2.2
Tennessee	2.1
Connecticut	2.0
Wisconsin	1.8
Kentucky	1.7
North Carolina	1.6
Michigan	1.6
Virginia	1.5
Maryland	1.5
Puerto Rico	1.4
Arizona	1.4
Missouri	1.3
Colorado	1.1
Massachusetts	1.0
District of Columbia	1.0
Louisiana	1.0
Other	8.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
2

Ultra Short-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
Alabama (4.2%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,321
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,415	1,520
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,370	1,492
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	2,250	2,420
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	5,000	5,377
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	165	166
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	220	221
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	103
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	270	277
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	17,695	18,228
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	630	638
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	140	143
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	1,780	1,807
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	945	968
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,331
[1]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	165	169
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	520	521
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	600
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	2,825	2,922
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	515	515
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,895	2,892
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	873
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	210
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/24	205	207
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	3,999
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	275
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	872
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/24	250	254
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	179
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,130	4,124
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	231
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	284
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,874
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,296
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,093
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	431
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,932
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	156
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,366
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,299
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	582
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,235
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	538
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	1,540	1,633
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	583
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,363
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	1,810	1,807
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	2,976
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,962
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,076
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,188
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/23	875	875
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	45,150	45,210
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	695
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	756
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	814
3

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	9,670	9,687
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,499
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	33,445
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	33,165	33,329
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	41,255	41,088
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	5,000	5,323
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	9,150	9,720
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	1,450	1,582
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	49,550	49,406
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	20,240	19,616
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	117,125	116,786
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	47,065	49,384
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	4.148%	12/1/48	14,875	14,858
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.620%	4.480%	12/1/48	17,510	17,457
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	4/1/53	37,500	36,197
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	450	451
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	245
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	223
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	3,138
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	675	680
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	695	710
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	702
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,424
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,430	1,541
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,422
	Homewood AL GO, Prere.	5.000%	9/1/26	500	536
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,500
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	544
[2]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	4,661
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,273
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	649
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,024
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	23,720	23,717
	Montgomery AL GO	3.000%	12/1/23	250	250
	Montgomery AL GO	3.000%	12/1/24	205	205
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	101
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	827
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	803
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,695	23,727
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,750	2,750
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	125	125
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	58,390	58,441
[3]	Southeast Alabama Gas Supply District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	4/1/49	1,000	997
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	750
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	877
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	753
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	225
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	894
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	560
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	848
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,104
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	4,105	4,081
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	1,185	1,235
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	19,010	20,225
[2]	Troy University College & University Revenue	5.000%	11/1/24	865	888
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	130	131
					769,493
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	250
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	205	211
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	228
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	275	289
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	365
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	465	498
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	449
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	424
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	746
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	866
4

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,204
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	618
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,141
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	1,926
[4]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	5/4/23	3,375	3,375
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	598
	Anchorage AK GO	4.000%	9/1/23	445	446
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,021
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,072
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/23	250	250
					15,977
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	355	356
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	909
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	1,926
	Arizona Board of Regents COP	5.000%	6/1/24	1,010	1,031
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,299
	Arizona Board of Regents COP	5.000%	6/1/26	910	969
	Arizona COP	5.000%	9/1/24	15	15
	Arizona COP	5.000%	10/1/25	1,870	1,872
	Arizona COP, ETM	5.000%	10/1/23	225	227
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,905	5,922
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	155	157
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	133
[4,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	5/4/23	3,890	3,890
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	1/1/46	4,750	4,651
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/23	240	240
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	591
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,156
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	213
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,250
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	227
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/23	130	130
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	148
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	759
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	686
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	758
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/4/23	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,125
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,950	1,967
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,589
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,399
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,713
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,580
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	3.970%	5/1/23	36,300	36,300
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	1,677
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	1,258
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	1,258
	Arizona Lease (Appropriation) COP, ETM	5.000%	9/1/24	35	36
	Arizona Lottery Revenue, ETM	5.000%	7/1/23	2,500	2,507
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	36
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	200	201
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/25	3,605	3,750
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/26	14,800	15,704
[2]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/27	6,000	6,492
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,151
	Arizona State University College & University Revenue	5.000%	8/1/25	820	860
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	25	26
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	251
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	251
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	605	607
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	153
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,790	2,851
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	100	101
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	6,410	6,585
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	124
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	129
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	163
5

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	115
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,444
	Chandler IDA Industrial Revenue PUT	2.400%	8/14/23	5,125	5,098
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	430	433
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,003
	Glendale AZ Water & Sewer Water Revenue	2.500%	7/1/23	115	115
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	640	642
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	118
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	130
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	107
	Maricopa County AZ COP	5.000%	7/1/23	225	226
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,702
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	598
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	544
	Maricopa County Community College District GO	5.000%	7/1/23	100	100
	Maricopa County Community College District GO	5.000%	7/1/24	75	77
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	603
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,725	2,756
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	72
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,912
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,522
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,609
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	3,180	3,260
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.430%	1/1/35	6,170	6,149
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.800%	4.660%	9/1/48	4,500	4,490
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,155	1,909
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,155	1,023
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	204
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,075
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,325	1,383
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,708
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/25	905	947
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/23	950	951
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,279
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,735	3,910
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,198
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	301
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	597
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,151
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,422
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	120	120
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	112
	Mesa AZ GO	5.000%	7/1/24	535	547
[2,4]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	3.910%	5/4/23	2,400	2,400
	Mesa AZ Utility System Water Revenue	4.000%	7/1/26	1,000	1,039
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	382
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,274
	Phoenix AZ GO	4.000%	7/1/23	95	95
	Phoenix AZ GO	4.000%	7/1/24	120	121
	Phoenix AZ GO	5.000%	7/1/24	90	92
	Phoenix AZ GO	5.000%	7/1/25	3,250	3,402
	Phoenix AZ GO	5.000%	7/1/26	3,250	3,480
	Phoenix AZ GO, ETM	4.000%	7/1/23	5	5
	Phoenix AZ GO, ETM	4.000%	7/1/24	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/23	445	446
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,040	1,111
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	60	60
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	20	20
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	65	66
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	115	117
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	3,250	3,402
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,137
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/26	4,500	4,813
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,517
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	385	394
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/23	190	190
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	310
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	318
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,910	2,914
6

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	655	657
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	533
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	5,868
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	106
	Scottsdale AZ GO	3.000%	7/1/23	80	80
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	214
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	267
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	677
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.650%	4/1/29	7,500	7,499
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,181
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,146
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,191
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,291
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	1,885
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,090
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	630
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,139
					244,500
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	511
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,095
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	760
	Arkansas GO	5.000%	6/15/23	100	100
	Arkansas GO	5.000%	10/1/23	65	65
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	933
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	294
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	575
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	521
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,664
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,529
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,421
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,810	1,901
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	1,880	2,014
					15,383
California (10.0%)
[1,4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.950%	5/4/23	6,470	6,470
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	135	136
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	745	786
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	2,460	2,594
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	275	279
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	6,250	6,145
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	4,040	3,941
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	2,290	2,268
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	3,225	3,174
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	630	641
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.140%	4/1/56	8,900	8,888
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.160%	4/1/56	5,000	4,892
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.270%	4/1/56	7,000	6,813
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	4/1/56	4,975	4,930
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	4/1/45	7,895	7,895
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	4/1/45	28,390	28,390
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	4/1/47	14,625	14,625
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.960%	4/1/45	14,910	14,951
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.960%	4/1/45	19,750	19,804
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.110%	4/1/36	5,545	5,610
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/24	500	500
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/24	600	602
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	850
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	907
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,505	1,521
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,262
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	3,220	3,253
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	22,305	22,447
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	750	763
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/23	5,205	5,212
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	635	656
	California GO	5.000%	8/1/23	9,630	9,675
7

Ultra Short-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/23	330	332
California GO	5.000%	8/1/23	75	75
California GO	5.000%	9/1/23	2,770	2,788
California GO	5.000%	9/1/23	115	116
California GO	5.000%	9/1/23	125	126
California GO	5.000%	9/1/23	135	136
California GO	5.000%	9/1/23	45	45
California GO	4.000%	10/1/23	45	45
California GO	5.000%	10/1/23	115	116
California GO	5.000%	10/1/23	230	232
California GO	5.000%	10/1/23	90	91
California GO	4.000%	11/1/23	100	101
California GO	5.000%	11/1/23	50	51
California GO	5.000%	11/1/23	550	555
California GO	5.000%	11/1/23	60	61
California GO	5.000%	11/1/23	115	116
California GO	5.000%	12/1/23	420	425
California GO	5.000%	2/1/24	5	5
California GO	5.000%	4/1/24	25,000	25,460
California GO	5.000%	4/1/24	17,000	17,313
California GO	5.000%	8/1/24	2,895	2,970
California GO	5.000%	8/1/24	35	36
California GO	5.000%	8/1/24	35	36
California GO	5.000%	8/1/24	225	231
California GO	5.000%	8/1/24	125	128
California GO	5.000%	8/1/24	1,035	1,062
California GO	5.000%	9/1/24	105	108
California GO	5.000%	9/1/24	375	385
California GO	5.000%	9/1/24	5	5
California GO	4.000%	10/1/24	65	66
California GO	5.000%	10/1/24	6,000	6,174
California GO	5.000%	10/1/24	5,320	5,474
California GO	5.000%	10/1/24	445	458
California GO	5.000%	10/1/24	1,250	1,286
California GO	4.000%	11/1/24	16,780	17,056
California GO	5.000%	11/1/24	525	531
California GO	5.000%	11/1/24	5,380	5,547
California GO	4.000%	12/1/24	2,900	2,951
California GO	5.000%	12/1/24	2,640	2,669
California GO	5.000%	12/1/24	500	506
California GO	5.000%	12/1/24	8,000	8,264
California GO	5.000%	4/1/25	710	740
California GO	5.000%	4/1/25	13,565	14,131
California GO	5.000%	5/1/25	105	107
California GO	5.000%	9/1/25	11,000	11,557
California GO	5.000%	10/1/25	5,800	5,960
California GO	5.000%	11/1/25	2,875	3,032
California GO	5.000%	11/1/25	34,360	36,241
California GO	5.000%	12/1/25	14,000	14,795
California GO	5.000%	12/1/25	2,780	2,809
California GO	5.000%	3/1/26	2,700	2,810
California GO	5.000%	4/1/26	6,510	6,931
California GO	5.000%	8/1/26	4,785	5,135
California GO	5.000%	8/1/26	1,990	2,069
California GO	4.000%	9/1/26	13,830	14,401
California GO	5.000%	9/1/26	2,700	2,843
California GO	5.000%	10/1/26	670	714
California GO	5.000%	11/1/26	36,135	39,017
California GO	4.000%	8/1/27	1,820	1,897
California GO	5.000%	10/1/27	2,470	2,640
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	110	111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	160	162
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	280	281
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	67
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	650	651
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	694
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,656
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,805	9,738
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	3,920	3,938
8

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	20,240	20,312
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,092
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,875	5,046
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,045	3,290
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	4,330	4,550
[4,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/4/23	8,490	8,490
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	2,200	2,200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	895	900
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	19,600	19,595
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	100	100
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	955	958
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,515	1,487
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	800	806
[3]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	8/1/72	21,535	20,948
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	580
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/31	100	100
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	11,500	11,369
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	6,850	6,772
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	6,130	6,060
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	12/1/50	5,875	5,710
[1]	California Municipal Finance Authority COP	5.000%	11/1/27	275	293
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc. Obligated Group)	2.125%	11/15/26	270	246
[1,4]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	4.010%	5/4/23	2,340	2,340
[4]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	2.950%	8/1/24	5,250	5,250
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/4/23	2,000	2,000
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	85	85
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	900
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	13,570	13,591
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	13,837
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	125	127
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,222
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	14,085	14,374
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	14,000	14,339
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	16,321
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,525	1,595
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,600	1,602
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	8,924
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	580	596
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,187
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,647
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	4,821
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,572
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,015
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	1,085	1,096
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,785
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,176
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,175	1,181
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	840
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	777
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	1,011
	California State University College & University Revenue	5.000%	11/1/24	175	180
	California State University College & University Revenue PUT	4.000%	11/1/23	895	895
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,448
	California State University College & University Revenue, Prere.	5.000%	11/1/23	75	76
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,470
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,000	1,048
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.990%	7/1/40	8,350	8,350
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	7/1/40	36,625	36,625
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,200	1,207
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	1,953
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	115	116
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	428
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	8,900	9,129
	Coast Community College District GO	5.000%	8/1/23	6,245	6,273
9

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	41
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	589
[4]	Deutsche Bank Spears/Life Trust College & University Revenue TOB VRDO	3.860%	5/1/23	7,430	7,430
	Downey Unified School District GO	4.000%	8/1/23	1,130	1,133
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	90	90
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	545	546
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	145	148
	East Side Union High School District GO	3.000%	8/1/23	100	100
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,286
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,839
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	358
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	3.960%	7/1/46	6,615	6,587
	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,002
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	888
	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	522
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	77
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	315	300
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,385	1,414
	Fresno Unified School District GO	2.000%	8/1/24	760	748
	Fresno Unified School District GO	2.000%	8/1/25	700	681
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	110	110
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue Prere.	5.000%	6/1/25	54,475	57,038
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	4,000	4,006
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	3,440	3,512
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	3,545	3,708
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	220	220
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	765	801
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/23	320	322
[1,4]	Hayward Unified School District GO TOB VRDO	3.900%	5/5/23	2,530	2,530
	Intergovernmental Agreement Revenue	5.000%	10/1/26	12,295	13,286
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,512
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/23	200	200
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/23	200	200
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	235	240
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	280	286
	Los Angeles CA Community College District GO	5.000%	8/1/23	250	251
	Los Angeles CA Community College District GO	5.000%	8/1/23	50	50
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,110	3,189
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	46
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,560	9,801
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	41
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,212
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	87
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,250	9,483
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	15,255
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,300	13,635
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	900
	Los Angeles CA Unified School District GO	5.000%	7/1/23	475	476
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	75
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	100
	Los Angeles CA Unified School District GO	5.000%	7/1/23	80	80
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	399
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	67
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	14,790
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	335	336
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	560	561
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	20,000	20,433
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	715	716
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	11,270	11,807
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,835	3,045
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	175	179
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	45	45
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,910	4,924
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	87
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	51
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,135	1,138
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,226
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	250	255
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	15	15
10

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	625	653
	Los Angeles Department of Airports Port, Airport & Marina Revenue, ETM	5.000%	5/15/24	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	5,800	6,081
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,150	2,310
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,500	1,612
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,102
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	90	90
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	51
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	225	226
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,499
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,650	1,655
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	26
	Los Rios Community College District GO	3.000%	8/1/24	5,000	4,991
	Los Rios Community College District GO	3.000%	8/1/25	6,500	6,531
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	340	341
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	500	502
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	490	491
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	184
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	19,675	19,607
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	7,500	7,474
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/47	2,750	2,741
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/23	500	501
[4]	Montebello CA Unified School District GO TOB VRDO	3.890%	5/4/23	4,800	4,800
	Mount San Antonio Community College District GO, Prere.	5.000%	8/1/23	170	171
	Norris School District GO, Prere.	0.000%	5/1/24	500	247
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	621
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	37,825	38,078
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.310%	5/1/23	22,100	22,100
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.880%	5/4/23	10,000	10,000
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,000	2,103
[1,4]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	3.910%	5/4/23	2,000	2,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	240
	Orange County Transportation Authority Miscellaneous Revenue BAN, ETM	4.000%	10/15/24	1,500	1,522
[7]	Orange County Transportation Authority Miscellaneous Revenue BAN, ETM	5.000%	10/15/24	70,000	71,999
	Orange County Water District COP	2.000%	8/15/23	80	80
	Orange County Water District COP	4.000%	2/15/25	7,240	7,398
[4]	Palomar CA Community College District GO TOB VRDO	3.890%	5/4/23	6,400	6,400
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,500	1,509
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,034
	Peralta Community College District GO	5.000%	8/1/25	500	525
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,500	1,559
[4]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/4/23	11,670	11,670
[4,5]	River Islands Public Financing Authority Community Facilities Special Tax Revenue TOB VRDO	4.110%	5/4/23	38,500	38,500
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	101
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/25	950	1,005
	Riverside County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/25	850	899
[2,4]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	3.910%	5/4/23	2,420	2,420
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	15	15
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	51
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	504
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,133
[4,5,8]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.920%	5/4/23	24,535	24,535
[4,5]	Sacramento City Unified School District GO TOB VRDO	3.890%	5/4/23	1,200	1,200
	Sacramento County CA COP	5.000%	10/1/23	900	906
[1]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,458
	Sacramento County CA Special Tax Revenue	5.000%	9/1/24	1,000	1,014
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,542
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	4,004
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	46
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	1,485	1,486
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	500	518
[1]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	225	226
	San Diego CA Unified School District GO	5.000%	7/1/24	55	56
	San Diego Community College District GO, Prere.	5.000%	8/1/23	75	75
	San Diego Community College District GO, Prere.	5.000%	8/1/23	125	126
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	501
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,006
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,022
11

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,112
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	885
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,140
[4]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	3.940%	5/4/23	7,140	7,140
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,050	6,145
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,560
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	301
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,386
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	610	610
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	175	176
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	147
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,574
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	3,575	3,939
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,758
	San Francisco CA City & County GO	5.000%	6/15/23	555	556
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,558
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,542
	San Francisco CA City & County GO	5.000%	6/15/25	240	241
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,744
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,002
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	57
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	2,030	2,097
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,420	4,560
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,090
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,665	3,783
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,025	1,058
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	50	51
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	200	200
	San Francisco City & County CA GO	5.000%	6/15/24	150	150
[4,5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.160%	5/4/23	21,000	21,000
[4,5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.160%	5/4/23	50,000	50,000
[4,5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO, SIFMA Municipal Swap Index Yield + 5.000%	4.160%	5/4/23	81,210	81,210
[4]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/23	2,000	2,000
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	50,000	46,760
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/48	9,895	9,872
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	131
	San Francisco Unified School District GO	5.000%	6/15/23	60	60
	San Francisco Unified School District GO	4.000%	6/15/24	75	76
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	6/1/23	800	801
	San Jose Unified School District GO, Prere.	3.800%	8/1/23	140	140
	San Juan Unified School District GO	3.000%	8/1/23	575	575
[2]	San Leandro Unified School District GO	4.000%	8/1/23	500	501
[2]	San Leandro Unified School District GO	4.000%	8/1/24	200	202
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,033
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	13,121
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/24	105	107
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/26	115	123
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/27	2,650	2,895
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/23	75	75
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue COP	5.000%	12/1/26	2,250	2,441
	Santa Monica Community College District GO	5.000%	8/1/25	2,585	2,599
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	8,900	8,893
	Solano County Community College District GO, Prere.	4.375%	8/1/23	100	100
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	18,946
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,700	2,708
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,175	1,179
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,315	2,322
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,615	18,855
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,023
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	839
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	833
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,252
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,283
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,295
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	672
12

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	726
[1]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	781
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	20
	United Water Conservation District COP	5.000%	10/1/23	805	811
	United Water Conservation District COP	5.000%	10/1/24	845	868
	University of California	2.800%	5/10/23	16,300	16,297
	University of California College & University Revenue	5.000%	5/15/23	270	270
	University of California College & University Revenue	5.000%	5/15/23	2,210	2,211
	University of California College & University Revenue	4.000%	5/15/24	225	227
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,431
	University of California College & University Revenue	5.000%	5/15/24	710	725
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,042
	University of California College & University Revenue	5.000%	5/15/24	10,570	10,790
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,618
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,570
	University of California College & University Revenue	5.000%	5/15/25	235	240
	University of California College & University Revenue	5.000%	5/15/25	10,890	11,404
	University of California College & University Revenue	5.000%	5/15/26	1,750	1,878
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,072
	University of California College & University Revenue	5.000%	5/15/26	11,420	12,257
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	405	406
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	390	392
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	233
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	573
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	655
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	436
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	611
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	509
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	236
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/25	550	576
					1,812,384
Colorado (1.1%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	268
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,374
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	102
	Colorado COP	5.000%	12/15/23	2,835	2,863
	Colorado COP	5.000%	12/15/23	105	106
	Colorado COP	5.000%	12/15/25	4,045	4,259
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	691
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	738
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	787
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	45
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	85
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,437
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	180	181
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	327
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,500	2,527
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	102
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,039
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	317
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	375
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	315	324
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	500	516
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	197
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	472
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	655	704
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	2,575	2,594
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	500	513
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	4,650	4,859
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	24,890	26,563
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	4,690	4,998
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	13,495	14,875
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,945	1,949
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/36	930	939
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.410%	5/15/61	10,020	9,919
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.730%	12/1/25	5,000	5,000
[4]	Colorado Springs CO Multiple Utility Revenue TOB VRDO	3.890%	5/4/23	10,310	10,310
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	57
13

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver Board of Water Commissioners City & County Water Revenue	5.000%	12/15/25	1,000	1,055
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	7,065	7,457
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	2,585	2,789
[4]	Denver City & County CO Airport System Port, Airport & Marina Revenue TOB VRDO	3.920%	5/4/23	7,500	7,500
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	570
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	265	267
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,325
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,115
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,580
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	210	211
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	51
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	226
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	226
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	19
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,692
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	231
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	189
[3]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.573%	9/1/39	5,580	5,544
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	441
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	799
	Regional Transportation District COP	5.000%	6/1/24	1,050	1,051
	Regional Transportation District COP	5.000%	6/1/25	50	50
	Regional Transportation District COP, Prere.	5.000%	6/1/23	2,790	2,793
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	100
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	354
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	407
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	342
[4,5]	Sales Tax Securitization Corp. Lease (Appropriation) COP TOB VRDO	3.940%	5/4/23	7,500	7,500
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,695	16,257
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	6,885	6,664
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,420	1,363
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	100	100
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	11,400	11,563
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	116
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	205
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	263
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	490
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	722
					202,039
Connecticut (2.0%)
	Bridgeport CT GO	5.000%	2/15/24	450	456
	Bridgeport CT GO	5.000%	2/15/25	1,000	1,032
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	20
	Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	51
	Connecticut GO	3.000%	6/1/23	790	790
	Connecticut GO	4.000%	6/1/23	210	210
	Connecticut GO	4.000%	6/15/23	1,875	1,877
	Connecticut GO	5.000%	6/15/23	1,300	1,303
	Connecticut GO	5.000%	7/15/23	2,000	2,007
	Connecticut GO	5.000%	9/1/23	65	65
	Connecticut GO	5.000%	9/15/23	1,600	1,611
	Connecticut GO	5.000%	10/15/23	3,665	3,696
	Connecticut GO	5.000%	11/15/23	1,140	1,151
	Connecticut GO	3.000%	1/15/24	3,000	2,998
	Connecticut GO	4.000%	1/15/24	2,250	2,264
	Connecticut GO	5.000%	4/15/24	575	586
	Connecticut GO	5.000%	4/15/24	270	275
	Connecticut GO	5.000%	5/15/24	325	332
	Connecticut GO	3.000%	6/1/24	550	550
	Connecticut GO	4.000%	6/1/24	275	278
	Connecticut GO	4.000%	6/15/24	1,000	1,010
	Connecticut GO	5.000%	7/15/24	385	387
	Connecticut GO	5.000%	7/15/24	3,000	3,070
	Connecticut GO	5.000%	8/15/24	710	714
	Connecticut GO	5.000%	9/15/24	185	190
	Connecticut GO	5.000%	9/15/24	25	26
	Connecticut GO	5.000%	9/15/24	2,065	2,121
	Connecticut GO	5.000%	10/15/24	3,880	3,916
	Connecticut GO	3.000%	1/15/25	7,075	7,050
14

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	4.000%	1/15/25	2,090	2,123
	Connecticut GO	5.000%	3/1/25	1,460	1,485
	Connecticut GO	5.000%	4/15/25	1,505	1,568
	Connecticut GO	4.000%	5/15/25	3,800	3,880
	Connecticut GO	4.000%	6/1/25	1,400	1,430
	Connecticut GO	4.000%	6/15/25	525	537
	Connecticut GO	5.000%	7/15/25	4,000	4,186
	Connecticut GO	5.000%	8/15/25	5,645	5,678
	Connecticut GO	5.000%	9/15/25	595	625
	Connecticut GO	5.000%	8/15/26	9,290	9,345
	Connecticut GO	5.000%	9/15/26	595	639
	Connecticut GO	5.000%	3/1/27	2,000	2,035
[3]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	4.810%	3/1/24	135	135
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	444
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	238
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	235
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	325
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	457
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	165
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	1,905	1,863
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	3,815	3,656
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.160%	11/15/50	20,525	20,367
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	4.480%	5/15/51	27,175	27,097
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	835
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	735	738
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	11,310
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/23	3,485	3,516
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,741
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	615	626
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	165	166
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,094
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/24	2,475	2,548
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,778
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	521
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,137
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	4,925	5,150
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,044
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	1,720	1,812
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,851
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,750	2,943
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,580	2,761
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	415
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	376
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	395
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	3,525	3,505
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	14,165	13,774
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	28,155	27,378
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	24,997
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,895	19,072
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	18,094
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	12,050	11,551
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	25,220	24,981
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	5,405	5,354
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,475	2,356
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	275
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,170	2,173
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	325
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	2,693
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	681
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	751
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	345	357
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	603
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,205	1,229
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	15,890	15,415
15

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	4,450	4,571
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	125
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	382
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	130
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	255	257
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	250	252
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	160	165
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	250	258
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/25	1,255	1,303
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/26	1,275	1,353
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/27	1,880	2,041
[1]	Hartford CT GO	5.000%	7/1/26	1,100	1,151
	Meriden CT GO	5.000%	3/15/24	875	889
	Meriden CT GO	5.000%	3/15/25	1,305	1,355
	Meriden CT GO	5.000%	3/15/26	1,075	1,143
	Metropolitan District GO	5.000%	7/15/23	525	527
	Metropolitan District GO	5.000%	7/15/23	1,000	1,004
	Metropolitan District GO	5.000%	7/15/23	1,045	1,049
[1]	New Haven CT GO	5.000%	8/15/24	395	403
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	117
	University of Connecticut College & University Revenue	5.000%	8/15/24	325	327
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	206
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	539
					369,520
Delaware (0.1%)
	Delaware GO	5.000%	7/1/23	175	176
	Delaware GO	5.000%	8/1/24	2,770	2,783
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	400	401
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	215	220
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	265	283
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	7,070	6,446
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,220
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,038
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,236
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	639
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,110
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,205
					20,757
District of Columbia (1.0%)
	District of Columbia GO	3.000%	6/1/23	100	100
	District of Columbia GO	5.000%	6/1/23	630	631
	District of Columbia GO	5.000%	6/1/23	100	100
	District of Columbia GO	5.000%	6/1/24	640	641
	District of Columbia GO	5.000%	6/1/24	215	220
	District of Columbia GO	5.000%	6/1/25	20	20
	District of Columbia GO	5.000%	6/1/27	3,135	3,278
	District of Columbia GO	5.000%	6/1/27	3,415	3,641
	District of Columbia GO	5.000%	6/1/27	3,170	3,416
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.150%	11/1/23	6,250	6,250
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,844
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	7/1/25	8,507	8,737
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,490	1,505
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,635
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,876
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	128
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,355
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/23	150	151
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	10,445	10,125
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,425	5,343
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	235	237
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	520	524
[2,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.980%	5/4/23	17,521	17,521
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	16,675	18,728
[4,5]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue TOB VRDO	3.950%	5/4/23	32,950	32,950
[1,4]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.980%	5/4/23	26,160	26,160
16

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	826
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,433
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	21
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,084
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/23	130	130
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,044
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,044
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,047
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,093
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	1,875
					188,713
Florida (2.6%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	175	174
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	710	707
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,068
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	345
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,241
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	231
[4]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.940%	5/4/23	3,605	3,605
[4]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/4/23	5,645	5,645
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,750	3,750
[2,4]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.970%	5/4/23	1,860	1,860
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	579
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/24	600	616
	Broward County FL School District COP	5.000%	7/1/23	135	135
	Broward County FL School District COP	5.000%	7/1/24	45	46
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	997
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	407
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,078
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	460
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	285	291
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,400	4,709
[4]	Central Florida Expressway Authority Highway Revenue TOB VRDO	4.010%	5/4/23	7,045	7,045
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	1,125	1,154
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	408
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	493
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,022
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,103
[1]	Deltona FL Utility System Water Revenue, Prere.	5.125%	10/1/23	750	756
	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/24	4,000	4,085
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,650	1,720
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	2,150	2,291
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	3,180	3,463
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	2,035	2,265
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	803
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,015	1,035
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,070	1,114
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/23	240	241
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	174
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	46
	Florida Department of Management Services COP	5.000%	11/1/23	445	449
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	9,343
	Florida Department of Management Services COP	5.000%	11/1/25	10,000	10,550
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,301
	Florida Department of Transportation Fuel Sales Tax Revenue	5.000%	7/1/23	535	536
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	521
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	5,731
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	281
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	100	100
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	3,000	3,139
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	1,195	1,250
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/26	5,185	5,555
[4]	Florida Department of Transportation Turnpike System Highway Revenue TOB VRDO	3.890%	5/4/23	4,265	4,265
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	214
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	224
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	559
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	221
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	230	230
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	214
17

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,456
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	682
	Florida GO	5.000%	6/1/23	2,075	2,078
	Florida GO	5.000%	6/1/23	4,895	4,902
	Florida GO	5.000%	7/1/23	3,620	3,631
	Florida GO	5.000%	7/1/23	525	527
	Florida GO	5.000%	6/1/24	455	464
	Florida GO	5.000%	6/1/24	1,400	1,429
	Florida GO	5.000%	6/1/24	310	316
	Florida GO	5.000%	6/1/24	50	51
	Florida GO	5.000%	6/1/24	1,000	1,020
	Florida GO	5.000%	7/1/24	10,160	10,393
	Florida GO	5.000%	6/1/25	2,665	2,784
	Florida GO	5.000%	7/1/26	3,000	3,216
	Florida GO Prere.	5.000%	6/1/23	500	501
[1]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	302
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,850	1,872
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	475	486
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,146
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	2,815
	Florida Lottery Revenue	5.000%	7/1/23	50	50
	Florida Lottery Revenue	5.000%	7/1/24	25	26
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,702
	Florida Lottery Revenue	5.000%	7/1/24	90	92
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	780	786
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/23	500	504
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/24	500	513
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	262
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	187
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	915	980
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,642
[4]	Fort Myers FL Utility System Water Revenue TOB VRDO	3.960%	5/4/23	1,600	1,600
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	131
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	65	65
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	82
[4]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	3.890%	5/4/23	7,825	7,825
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	154
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	605	651
	Hernando County FL Water Revenue	4.000%	6/1/24	625	630
	Hernando County FL Water Revenue	4.000%	6/1/25	575	585
[1]	Hernando County School District COP	5.000%	7/1/25	1,300	1,355
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/24	150	148
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,025	1,052
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	1,895	2,039
[4]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.920%	5/4/23	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	646
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,412
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	2,430	2,524
	Jacksonville FL General Fund Revenue	5.000%	10/1/23	1,200	1,208
	Jacksonville FL General Fund Revenue	5.000%	10/1/25	2,500	2,623
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	1,120	1,202
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	70
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,620	1,699
[4]	JEA Electric System Electric Power & Light Revenue TOB VRDO	3.910%	5/4/23	4,200	4,200
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,955	1,969
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,115	1,123
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	302
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	291
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	278
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	308
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	668
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	375
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	180
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,270	2,163
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	912
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	21
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	1,000	1,038
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,259
18

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,180
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,814
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	120	121
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	941
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	907
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,026
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	40	40
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,021
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	413
[2]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	301
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,645	2,687
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,282
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,350	1,413
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,054
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,254
[5,8]	Miami-Dade County FL Special Obligation Revenue VRDO	4.000%	5/3/23	300	300
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	185	186
[4]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	3.920%	5/4/23	6,695	6,695
[1]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	4.125%	10/1/23	50	50
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	560	564
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	590	595
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,542
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,128
	Miami-Dade County School Board COP	5.000%	11/1/23	45	45
	Miami-Dade County School Board COP	5.000%	2/1/24	830	840
	Miami-Dade County School Board COP	5.000%	2/1/25	100	103
	Miami-Dade County School Board COP	5.000%	5/1/25	50	52
[1,4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB VRDO	4.010%	5/4/23	1,585	1,585
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,575	1,589
[2]	North Port FL Special Assessment Revenue, Prere.	5.000%	7/1/23	1,425	1,429
	Okaloosa County School Board COP	5.000%	10/1/23	2,500	2,517
	Okaloosa County School Board COP	5.000%	10/1/24	1,655	1,698
	Okaloosa County School Board COP	5.000%	10/1/25	425	446
	Okaloosa County School Board COP	5.000%	10/1/26	555	596
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	65
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	501
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,022
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	77
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	425	463
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	600	665
[4]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/5/23	5,750	5,750
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,322
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,970	2,063
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	60	61
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	1,735	1,505
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.950%	5/5/23	17,800	17,800
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	200	202
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	51
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	380	382
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	172
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	426
[1]	Palm Bay FL GO	5.000%	7/1/23	915	917
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	110
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	230
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	246
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	670	673
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	146
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	150	160
[4,5]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Morselife Obligated Group) TOB VRDO	4.110%	5/4/23	19,900	19,900
[4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/5/23	5,435	5,435
	Palm Beach County School District COP	5.000%	8/1/23	45	45
	Palm Beach County School District COP	5.000%	8/1/24	200	205
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,397
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	655
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	801
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	786
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	865	925
19

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	986
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,051
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	331
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	281
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	335	337
[4,5]	Reedy Creek FL Improvement District GO TOB VRDO	3.870%	5/4/23	2,950	2,950
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,007
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.940%	5/4/23	13,445	13,445
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	11,000	11,000
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	3,000	3,000
	School Board of Miami-Dade County COP	5.000%	5/1/23	350	350
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	62
	School Board of Miami-Dade County COP	5.000%	8/1/27	155	165
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/24	130	129
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	118
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/28	250	238
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/29	255	240
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	55	55
	South Florida Water Management District COP	5.000%	10/1/23	450	453
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	5/4/23	9,165	9,165
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	40,535	40,535
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,230	3,230
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	70	70
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	588
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,406
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,478
[4,5]	St. Johns County FL IDA Revenue VRDO (Presbyterian Retirement Communities Obligated Group Project ) TOB	4.110%	5/4/23	5,760	5,760
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	230	228
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	360	349
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	50	52
	Tallahassee FL Energy System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	1,845	1,857
[4,5]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/1/23	47,250	47,250
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	356
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	178
[4]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.060%	5/4/23	3,850	3,850
[4]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.060%	5/4/23	6,135	6,135
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	350	325
	Volusia County School Board COP	5.000%	8/1/24	125	128
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	165	176
					478,824
Georgia (3.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,720	2,732
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,830	2,882
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,950	3,055
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	3,060	3,219
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,180	3,402
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,290	3,572
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	3,415	3,751
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	411
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	628
	Atlanta Development Authority Local or Guaranteed housing Revenue, Prere.	3.500%	9/1/23	60	60
	Atlanta Development Authority Local or Guaranteed Housing Revenue, Prere.	5.000%	9/1/23	235	236
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	240	243
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,247
	Atlanta GA GO	5.000%	12/1/25	1,000	1,059
	Atlanta GA GO	5.000%	12/1/25	1,750	1,853
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	167
[4]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	3.890%	5/4/23	7,000	7,000
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	575	600
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	550	574
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT (Skyline Apartments Project)	2.000%	9/1/24	3,339	3,237
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,505	9,564
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	184
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	5/4/23	72,400	72,400
	Cartersville GA GO	5.000%	10/1/24	2,000	2,056
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	439
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	224
20

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	745
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	360
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,975	2,036
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,208
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	9,080	9,080
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,036
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	5,105	5,319
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	203
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	450	463
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	392
[4,5]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	4,380	4,380
	Development Authority of Burke County Electric Power & Light Revenue PUT	1.700%	8/22/24	5,950	5,764
	Development Authority of Burke County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,715	1,723
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,405	2,416
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,200	2,210
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	1,004
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	1,004
	Douglas County School District GO	5.000%	4/1/24	500	509
	Douglas County School District GO	5.000%	4/1/25	600	624
	Douglas County School District GO	5.000%	4/1/26	570	606
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,785	5,836
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	550
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	323
[4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	1,875	1,875
[4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/5/23	2,500	2,500
[5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.960%	5/3/23	21,700	21,700
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,519
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	312
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	306
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	261
	Georgia GO	5.000%	7/1/23	50	50
	Georgia GO	5.000%	8/1/23	3,515	3,531
	Georgia GO	5.000%	1/1/24	5,165	5,172
	Georgia GO	5.000%	1/1/24	200	203
	Georgia GO	5.000%	2/1/24	90	91
	Georgia GO	5.000%	7/1/24	155	159
	Georgia GO	5.000%	12/1/24	50	52
	Georgia GO	4.000%	7/1/25	600	616
	Georgia GO	5.000%	7/1/25	15,115	15,838
	Georgia GO	4.000%	2/1/26	485	490
	Georgia GO	5.000%	12/1/27	3,470	3,770
[2,4]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3 & 4 Project) TOB VRDO	3.970%	5/4/23	12,160	12,160
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	837
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,024
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,140	1,169
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	507
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,495	1,562
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	797
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	615
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	642
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,495	3,525
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	252
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	373
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	436
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	208
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	159
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	217
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	215
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	26
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,200
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	2,859
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,675
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,130
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	852
	Henry County School District GO	5.000%	8/1/23	1,615	1,622
	Houston County School District GO	5.000%	9/1/25	775	813
	Houston Healthcare System Inc., Revenue Prere.	5.000%	4/1/24	5,665	5,728
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	750
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,041
21

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	501
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	445
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	1,000	1,000
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/24	290	292
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,105
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/24	750	755
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	1,165	1,178
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	300	304
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,301
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	415	414
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,109
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	400	407
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,016
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,570
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	384
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	610
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,498
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	546
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,128
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	1,997
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	621
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	721
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,203
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,042
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,295
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	891
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	4,147
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,650	1,739
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,500	1,567
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	49,415	49,452
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	30,620	30,663
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	62,645	62,954
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	47,315	47,262
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	9,105	9,145
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	895	892
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	8,640	9,065
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	10,395	10,349
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 1M USD LIBOR + 0.750%	3.998%	4/1/48	39,210	39,233
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	4.078%	8/1/48	32,690	32,744
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.430%	8/1/48	18,740	18,699
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	805	820
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	475	504
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,042
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,269
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	408
[2,4]	Municipal Electric Nuclear Revenue TOB VRDO	3.890%	5/1/23	11,275	11,275
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,469
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	685
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,775	8,172
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	631
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	302
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	443
	Richmond County Board of Education GO	5.000%	10/1/25	500	526
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	865	887
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/26	5,000	5,342
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	827
					665,271
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	385	387
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	550	551
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,110
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,556
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,645	1,650
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,338
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,352
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,993
22

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,862
					13,799
Hawaii (0.4%)
	Georgia GO	5.000%	10/1/29	1,250	1,344
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/24/23	7,100	7,100
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/24/23	1,835	1,835
	Hawaii GO	5.000%	8/1/23	105	106
	Hawaii GO	5.000%	10/1/23	50	50
	Hawaii GO	5.000%	10/1/23	150	151
	Hawaii GO	5.000%	10/1/23	2,675	2,695
	Hawaii GO	5.000%	10/1/23	655	660
	Hawaii GO	5.000%	10/1/23	70	71
	Hawaii GO	5.000%	10/1/23	65	66
	Hawaii GO	5.000%	1/1/24	100	101
	Hawaii GO	5.000%	5/1/24	75	76
	Hawaii GO	5.000%	10/1/24	1,335	1,373
	Hawaii GO	5.000%	10/1/24	40	41
	Hawaii GO	5.000%	10/1/27	1,000	1,075
	Hawaii GO, Prere.	5.000%	8/1/23	300	301
	Hawaii GO, Prere.	5.000%	8/1/23	1,315	1,320
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	5,977
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,485
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	9,231
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,485
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,045	8,055
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,175	4,180
	Honolulu HI City & County GO	4.000%	7/1/23	1,150	1,151
	Honolulu HI City & County GO	5.000%	7/1/23	500	501
	Honolulu HI City & County GO	5.000%	9/1/23	220	221
	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,640
	Honolulu HI City & County GO	4.000%	7/1/24	1,100	1,112
	Honolulu HI City & County GO	5.000%	7/1/24	500	511
	Honolulu HI City & County GO	5.000%	10/1/24	60	62
	Honolulu HI City & County GO	5.000%	11/1/24	1,875	1,931
	Honolulu HI City & County GO	4.000%	7/1/25	505	518
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,057
	Honolulu HI City & County GO	5.000%	7/1/26	500	535
	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,644
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,158
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	1,405	1,492
	Honolulu HI City & County GO PUT	5.000%	9/1/23	450	451
					80,762
Idaho (0.0%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/24	250	252
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,053
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	880	883
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	455	456
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	650	680
[2]	University of Idaho College & University Revenue	5.000%	4/1/24	160	163
					4,487
Illinois (6.7%)
[4]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.980%	5/4/23	33,335	33,335
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,644
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	185
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	599
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	226
[9]	Chicago Board of Education GO	0.000%	12/1/23	3,060	2,989
[9]	Chicago Board of Education GO	0.000%	12/1/23	800	781
	Chicago Board of Education GO	5.000%	12/1/23	8,625	8,676
[1]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,012
	Chicago Board of Education GO	5.000%	12/1/23	9,695	9,752
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,086
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,260	1,184
[9]	Chicago Board of Education GO	0.000%	12/1/24	940	883
	Chicago Board of Education GO	5.000%	12/1/24	2,500	2,536
	Chicago Board of Education GO	5.000%	12/1/24	2,640	2,679
23

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,167
[9]	Chicago Board of Education GO	0.000%	12/1/25	1,050	951
[9]	Chicago Board of Education GO	0.000%	12/1/25	670	607
	Chicago Board of Education GO	0.000%	12/1/25	3,675	3,322
[9,11]	Chicago Board of Education GO	0.000%	12/1/25	25	23
	Chicago Board of Education GO	5.000%	12/1/25	7,500	7,702
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,027
[8]	Chicago Board of Education GO	5.500%	12/1/25	3,225	3,314
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,176
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,410	2,105
	Chicago Board of Education GO	5.000%	12/1/26	2,000	2,073
	Chicago Board of Education GO	5.000%	12/1/26	5,805	6,018
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,503
[10,11]	Chicago Board of Education GO	5.500%	12/1/26	9,450	10,061
[8]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,299
[9]	Chicago Board of Education GO	0.000%	12/1/27	750	631
[1]	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,065
	Chicago Board of Education GO	5.000%	12/1/27	3,850	4,021
[8]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,239
[4,5]	Chicago City IL GO TOB VRDO	3.900%	5/4/23	16,030	16,030
[4,5]	Chicago City IL GO TOB VRDO	3.900%	5/4/23	2,660	2,660
[4,5]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	3.940%	5/4/23	142,600	142,600
	Chicago IL GO	5.000%	1/1/24	6,930	6,989
	Chicago IL GO	5.000%	1/1/24	500	504
	Chicago IL GO	5.000%	1/1/24	560	565
	Chicago IL GO	5.000%	1/1/24	675	681
	Chicago IL GO	0.000%	1/1/25	1,165	1,086
	Chicago IL GO	5.000%	1/1/25	2,500	2,556
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	3,280	3,342
	Chicago IL GO	5.000%	1/1/26	5,515	5,712
	Chicago IL GO	5.000%	1/1/26	2,615	2,708
[9]	Chicago IL GO	0.000%	1/1/27	2,050	1,774
	Chicago IL GO	5.000%	1/1/27	640	658
	Chicago IL GO	5.250%	1/1/27	2,500	2,554
	Chicago IL GO	5.250%	1/1/28	5,100	5,210
	Chicago IL GO	5.000%	1/1/29	1,000	1,069
	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,228	20,262
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,033
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	878
[2,4]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	3.980%	5/4/23	6,200	6,200
[2,4,5]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	3.980%	5/4/23	2,500	2,500
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	3.930%	5/4/23	45,790	45,790
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	3.940%	5/4/23	18,480	18,480
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.020%	5/4/23	4,435	4,435
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.020%	5/4/23	3,700	3,700
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,500	3,512
[1,4]	Chicago IL Water Revenue TOB VRDO	4.020%	5/4/23	1,045	1,045
[4]	Chicago IL Water Revenue TOB VRDO	4.020%	5/4/23	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,306
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	500	510
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,105	2,108
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	400	400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,165	1,178
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	172
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	175	177
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	384
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	175	180
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	385	397
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,235	4,465
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,405	2,592
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,520	1,537
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,010	1,065
	Chicago Park District GO	4.000%	1/1/24	670	672
	Chicago Park District GO	5.000%	1/1/24	100	101
	Chicago Park District GO	4.000%	1/1/25	390	394
	Chicago Park District GO	4.000%	1/1/25	2,315	2,341
[2]	Chicago Park District GO	5.000%	1/1/25	200	206
	Chicago Park District GO	4.000%	1/1/26	1,190	1,201
24

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Park District GO	4.000%	1/1/26	815	823
[2,4]	Chicago Park District GO TOB VRDO	3.910%	5/4/23	6,000	6,000
	Chicago Park District GO, Prere.	5.750%	1/1/24	660	671
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	185	185
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	830	842
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	3,490	3,605
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	360	372
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,628
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	1,000	1,097
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.020%	5/4/23	3,240	3,240
[4]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	3.910%	5/4/23	16,400	16,400
[4]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	3.930%	5/4/23	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,845
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,632
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,709
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,672
	Cook County IL GO	5.000%	11/15/23	900	906
	Cook County IL GO	5.000%	11/15/24	1,025	1,048
	Cook County IL GO	5.000%	11/15/24	5,000	5,114
	Cook County IL GO	4.000%	11/15/25	4,650	4,753
	Cook County IL GO	5.000%	11/15/25	805	839
	Cook County IL GO	5.000%	11/15/25	10,105	10,534
	Cook County IL GO	4.000%	11/15/26	1,950	2,020
	Cook County IL GO	5.000%	11/15/26	300	319
	Cook County IL GO	5.000%	11/15/27	325	352
[4]	Cook County IL Sales Tax Revenue TOB VRDO	3.960%	5/4/23	6,885	6,885
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	995	1,005
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	268
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	289
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/25	900	941
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/26	620	661
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/27	480	523
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/28	225	249
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	947
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	4,971
[5]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.860%	5/4/23	2,625	2,625
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	310	312
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	2,871
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	828
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,732
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,093
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,201
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	899
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	750
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	145	145
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	810	814
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	555
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,518
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	238
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	812
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,073
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,584
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,364
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	438
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,734
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	150	160
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,250	2,338
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,854
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,973
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	5,260	5,446
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	1,560	1,632
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	2,755	2,965
[4,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/4/23	2,290	2,290
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.770%	5/1/23	11,200	11,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	100	102
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.190%	11/24/23	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	5/1/42	1,405	1,368
25

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,648
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	96
[3]	Illinois Finance Authority Recreational Revenue, 1M USD LIBOR + 0.500%	4.567%	11/1/34	14,100	14,032
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	365	370
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	317
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	100	102
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	2,645	2,801
	Illinois Finance Authority Water Revenue	5.000%	7/1/26	2,630	2,819
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,388
	Illinois GO	5.000%	5/1/23	390	390
	Illinois GO	5.000%	5/1/23	1,000	1,000
	Illinois GO	5.250%	5/1/23	1,500	1,500
	Illinois GO	5.375%	5/1/23	4,350	4,350
	Illinois GO	5.000%	8/1/23	575	577
	Illinois GO	5.000%	10/1/23	100	101
	Illinois GO	5.000%	10/1/23	5,000	5,028
	Illinois GO	5.000%	11/1/23	40,245	40,519
	Illinois GO	5.000%	11/1/23	2,035	2,049
	Illinois GO	5.000%	12/1/23	100	101
	Illinois GO	4.000%	2/1/24	150	150
	Illinois GO	5.000%	2/1/24	850	859
	Illinois GO	4.000%	3/1/24	2,235	2,242
	Illinois GO	5.000%	4/1/24	375	380
	Illinois GO	4.000%	5/1/24	175	176
	Illinois GO	5.000%	5/1/24	1,095	1,110
	Illinois GO	5.500%	5/1/24	2,875	2,928
	Illinois GO	5.000%	6/1/24	2,500	2,535
[12]	Illinois GO	5.000%	7/1/24	4,795	4,867
	Illinois GO	5.500%	7/1/24	500	502
	Illinois GO	0.000%	8/1/24	200	191
	Illinois GO	5.000%	10/1/24	1,015	1,035
	Illinois GO	5.000%	11/1/24	18,400	18,783
	Illinois GO	5.000%	1/1/25	75	77
	Illinois GO	5.000%	2/1/25	5,085	5,210
	Illinois GO	5.000%	2/1/25	625	632
	Illinois GO	4.000%	3/1/25	750	756
	Illinois GO	5.000%	3/1/25	3,050	3,129
	Illinois GO	5.000%	3/1/25	11,935	12,243
	Illinois GO	5.000%	3/1/25	550	564
	Illinois GO	5.000%	5/1/25	2,500	2,571
	Illinois GO	5.500%	5/1/25	3,000	3,114
[12]	Illinois GO	5.000%	7/1/25	8,470	8,741
	Illinois GO	5.500%	7/1/25	2,930	2,942
	Illinois GO	4.000%	8/1/25	780	781
	Illinois GO	5.000%	10/1/25	4,005	4,147
	Illinois GO	5.000%	11/1/25	7,500	7,777
[2]	Illinois GO	5.000%	11/1/25	10,000	10,440
	Illinois GO	5.000%	12/1/25	500	519
	Illinois GO	5.000%	12/1/25	655	680
	Illinois GO	5.000%	1/1/26	3,560	3,702
	Illinois GO	5.000%	2/1/26	1,300	1,354
	Illinois GO	5.000%	3/1/26	18,440	19,232
[1]	Illinois GO	5.000%	4/1/26	2,500	2,534
	Illinois GO	5.000%	6/1/26	155	162
[12]	Illinois GO	5.000%	7/1/26	8,500	8,922
	Illinois GO	5.500%	7/1/26	3,065	3,077
	Illinois GO	5.000%	11/1/26	3,150	3,325
	Illinois GO	5.000%	11/1/26	750	791
	Illinois GO	5.000%	2/1/27	1,500	1,516
	Illinois GO	5.000%	2/1/27	1,525	1,615
	Illinois GO	5.000%	3/1/27	4,200	4,456
[12]	Illinois GO	5.000%	7/1/27	13,220	14,109
	Illinois GO	5.500%	7/1/27	1,930	1,938
	Illinois GO	5.000%	10/1/27	3,000	3,212
	Illinois GO	5.000%	10/1/27	1,000	1,071
	Illinois GO	5.000%	11/1/27	15,345	16,451
	Illinois GO	5.000%	5/1/28	1,000	1,014
	Illinois GO	5.000%	6/1/28	520	545
[12]	Illinois GO	5.000%	7/1/28	5,095	5,519
26

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/28	8,985	9,646
	Illinois GO	5.000%	11/1/28	2,895	3,148
[4,5]	Illinois GO TOB VRDO	4.010%	5/4/23	6,665	6,665
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	849
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	261
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	264
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	250	266
[13]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	455
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	297
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	300
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	320
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	322
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	280
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.470%	12/1/23	10,140	10,116
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,000	1,002
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	2,001
[4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.910%	5/4/23	2,080	2,080
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	253
	Illinois Sales Tax Revenue	5.000%	6/15/23	6,485	6,498
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,162
	Illinois Sales Tax Revenue	5.000%	6/15/23	570	571
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,010
[9]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,865	1,871
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	691
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	262
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,678
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,187
	Illinois Sales Tax Revenue	5.000%	6/15/26	870	871
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,308
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,250	3,427
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	2,410	2,443
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,000	915
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,190	1,045
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	630	637
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,360	6,565
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,280
[4,14]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	3.920%	5/4/23	17,185	17,185
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/24	16,750	16,854
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	8,245	8,425
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	156
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	396
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	146
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	252
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	187
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,564
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,580
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,797
	Lake County IL GO	4.000%	11/30/23	6,670	6,701
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,770	1,776
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	3,340	3,324
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	96
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,238
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,538
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,966
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	2,370	2,126
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	500	520
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	1,800	1,862
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.920%	5/4/23	6,750	6,750
[1,4]	Metropolitan Pier & Exposition Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	5/4/23	7,689	7,689
[2,4]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	3.980%	5/4/23	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	690	696
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,134
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,091
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	350	368
[2]	Peoria IL GO	4.000%	1/1/24	925	929
[2]	Peoria IL GO	4.000%	1/1/25	750	759
[2]	Peoria IL GO	4.000%	1/1/26	250	256
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,500	1,526
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,045	1,085
27

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,890	7,298
[9]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	552
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	355	362
	Regional Transportation Authority Sales Tax Revenue PUT	4.350%	5/1/23	16,400	16,400
[4]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	3.890%	5/4/23	7,195	7,195
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/25	1,200	1,229
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,400
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/27	1,000	1,096
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/28	1,000	1,118
	Romeoville IL GO	5.000%	12/30/24	2,685	2,773
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/24	2,700	2,729
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,270	4,400
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,770	2,900
[4]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	3.960%	5/4/23	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	2,901
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,668
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.960%	5/4/23	15,005	15,005
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.000%	5/4/23	41,195	41,195
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.000%	5/4/23	4,370	4,370
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	790
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	278
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	205
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,728
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	313
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	228
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	297
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	11/1/23	120	122
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	249
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	285	296
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	340	345
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	46
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	961
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,029
[2]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	757
	Wheeling IL GO	4.000%	12/1/23	750	754
	Wheeling IL GO	4.000%	12/1/24	825	835
	Wheeling IL GO	4.000%	12/1/25	935	960
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	197
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	422
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	287
	Will County IL GO	3.000%	11/15/23	1,430	1,429
	Will County IL GO	4.000%	11/15/24	500	507
	Will County IL GO	4.000%	11/15/25	335	343
	Will County IL GO, Prere.	5.000%	11/15/25	1,400	1,468
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,240	1,329
					1,216,537
Indiana (0.7%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	285	288
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	340	350
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	620	652
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	635	682
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	378
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	672
	Ball State University College & University Revenue	5.000%	7/1/23	380	381
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,620
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	624
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	971
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	275	276
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	501
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	588
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	845	864
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	490	506
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	507
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	502
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	530	566
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,155
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	951
	Franklin Township Community School Corp. GO	5.000%	7/15/23	2,290	2,295
	Franklin Township Community School Corp. GO	5.000%	1/15/24	2,375	2,392
28

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	106
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	94
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,480
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	185	186
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	3,933
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	50
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	357
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	98
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	250	259
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	381
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	399
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	495	486
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	6,922
[4]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	6,603	6,603
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/25	1,030	1,066
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/26	1,765	1,868
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	1,245	1,258
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,394
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,083
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	4,800	4,835
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	756
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	5,000	5,138
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	514
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,131
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	788
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,225	1,288
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,000	1,076
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	10,000	10,137
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	6,775	7,018
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	3,250	3,457
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,614
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,445
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	95	98
[9]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,217
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	251
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	506
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	316
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	515
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	521
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	670	706
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	710	756
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,612
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	520	526
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,144
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	800	811
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	1,993
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	885
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,900
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/26	1,315	1,393
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	938
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	955
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	488
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	829
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	856
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	887
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	917
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	949
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	636
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	856
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/23	1,130	1,131
	Purdue University College & University Revenue	5.000%	7/1/23	420	421
	Purdue University College & University Revenue	5.000%	7/1/24	715	732
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	335	342
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/24	300	299
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/25	300	300
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/26	300	301
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,380	1,404
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,160	1,195
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	440
29

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	562
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	529
					129,058
Iowa (0.1%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,659
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,790
	Des Moines IA GO	5.000%	6/1/23	1,570	1,572
	Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue	5.000%	6/1/26	900	962
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	322
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,707
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	939
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	109
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	201
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	213
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	330
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	256
	Iowa Parimutuel Betting Revenue	5.000%	6/1/23	745	746
					10,806
Kansas (0.6%)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	190	195
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,660
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,192
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,350	2,417
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	150	151
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	104
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,291
[3]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	3.793%	9/1/23	9,085	9,095
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	790	790
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	45	45
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	601
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	127
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	251
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	252
	Manhattan KS GO	0.200%	6/15/24	25,630	24,349
	Manhattan KS GO	0.400%	6/15/25	12,570	11,593
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.375%	6/1/27	430	402
	Olathe KS GO	4.250%	10/1/24	1,360	1,383
	Olathe KS GO	5.000%	10/1/28	1,000	1,106
[4]	Overland Park KS Sales Tax Revenue	5.500%	11/15/28	385	393
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	75	75
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	220	223
[4]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	14,205	14,205
	Wyandotte County-Kansas City Unified Government GO	4.000%	4/1/24	29,860	29,944
					111,844
Kentucky (1.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	303
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	316
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	345	347
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,275	1,283
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/25	4,830	4,938
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/24	2,550	2,567
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/25	710	714
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,192
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,127
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,571
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	9/1/27	1,255	1,306
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	107
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	471
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	548
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,780
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	957
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	839
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.260%	2/1/46	1,000	1,001
	Kentucky Economic Development Finance Authority Resource Recovery Revenue PUT	3.650%	4/1/31	5,500	5,499
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,420
	Kentucky Infrastructure Authority Water Revenue	5.000%	2/1/26	1,350	1,400
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	560	572
30

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,246
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,280
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	725
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,375	6,376
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	590
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,660
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,305	1,303
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,435
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	601
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	120	120
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,823
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,503
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,087
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,900
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	567
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,789
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,079
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,893
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,127
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	2,003
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	30,245	30,272
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	40,435	40,534
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	35,935	35,988
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	785	786
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	22,215	22,269
[4]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	9,465	9,465
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,960	1,967
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	472
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	101
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	703
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	903
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,718
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	7,885
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	280	281
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	2,876
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	1,210	1,234
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/25	1,590	1,655
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/23	90	90
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	175	182
[4]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Sewer Revenue TOB VRDO	3.900%	5/1/23	3,400	3,400
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	55,030	55,293
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	3,425	3,584
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,066
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,141
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,000
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,024
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	1,974
	University of Kentucky College & University Revenue	3.000%	4/1/25	2,040	2,037
	University of Kentucky College & University Revenue	3.000%	4/1/26	2,105	2,110
	University of Kentucky College & University Revenue	3.125%	4/1/27	2,165	2,188
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	345
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	315
					302,223
Louisiana (1.0%)
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	60	60
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	80	80
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	147
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	500	518
[4]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/4/23	18,950	18,950
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	409
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/24	340	342
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/25	410	416
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	411
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	520
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/24	825	829
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	635
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	618
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	3.867%	5/1/43	7,170	7,005
31

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana GO, Prere.	4.000%	5/15/23	50	50
	Louisiana GO, Prere.	4.000%	5/15/23	50	50
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,290
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,710
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	154
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	462
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	788
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	618
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	325	333
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	682
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,648
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	1,470	1,562
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	1,580	1,713
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,410	1,529
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	13,525
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	51
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,959
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	5,125	5,054
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	4,375	4,314
	Louisiana Public Facilities Authority Appropriations Revenue	5.000%	6/1/24	20	20
	Louisiana Public Facilities Authority College & University Revenue, ETM	5.000%	4/1/25	750	779
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	386
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,213
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,214
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,056
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,465
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	4,735	4,739
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,567
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	8,680	8,922
[3]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	9/1/57	2,500	2,500
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	600	625
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	1,185	1,235
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	905	907
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,250	1,250
[4]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	5/4/23	8,240	8,240
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	105	107
	New Orleans LA Water System Revenue, Prere.	5.000%	12/1/25	6,750	7,113
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	160	165
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,497
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,497
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	315
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	375
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	436
[1]	Shreveport LA GO	5.000%	3/1/25	500	517
[1]	Shreveport LA GO	5.000%	3/1/26	500	526
[1]	Shreveport LA GO	5.000%	3/1/27	500	535
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	562
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	494
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	13,330	13,029
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	7,560	7,149
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	16,300	15,927
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	1,195	1,124
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	7,070	7,032
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	945	988
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,760	1,761
					181,699
Maine (0.1%)
	Maine GO	5.000%	6/1/23	3,000	3,004
	Maine GO	5.000%	6/1/24	150	153
32

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/24	470	483
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,595	1,678
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	175	175
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	277
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	212
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	225	226
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	490	495
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	730	732
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	503
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	667
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	985
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/25	2,400	2,516
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,607
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	2,750	2,879
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,538
	Portland ME GO	4.000%	10/1/23	600	602
	Portland ME GO	4.000%	4/1/24	700	706
	Portland ME GO	4.000%	10/1/24	500	507
	Portland ME GO	4.000%	4/1/25	2,045	2,088
	Portland ME GO	4.000%	10/1/25	600	617
	Westbrook ME GO	5.000%	4/1/24	450	458
					23,108
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	4/1/24	65	66
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	11,889
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,210
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,747
[4,5]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	4.110%	5/4/23	5,015	5,015
	Baltimore County MD GO	5.000%	3/1/24	500	508
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,032
	Baltimore County MD GO	5.000%	3/1/25	900	935
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,078
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,065
[4,5]	Baltimore County ML Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	5/4/23	3,545	3,545
	Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	253
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	2.700%	6/1/23	100	100
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	2.800%	6/1/25	125	120
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	500	506
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/24	800	810
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	235	231
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,493
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/23	190	190
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,208
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,173
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,354
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	190	193
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,144
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,291
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,239
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	75	76
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,291
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,042
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	925	967
	Maryland GO	5.000%	6/1/23	100	100
	Maryland GO	5.000%	8/1/23	375	377
	Maryland GO	5.000%	8/1/23	4,270	4,292
	Maryland GO	5.000%	6/1/24	30	31
	Maryland GO	5.000%	8/1/24	945	968
	Maryland GO	5.000%	8/1/24	300	307
	Maryland GO	5.000%	8/1/24	50	51
	Maryland GO	5.000%	3/1/25	3,000	3,118
	Maryland GO	4.000%	6/1/25	235	238
	Maryland GO	5.000%	8/1/25	555	583
	Maryland GO	5.000%	8/1/25	1,710	1,795
	Maryland GO	5.000%	3/1/26	12,500	13,289
	Maryland GO	5.000%	8/1/26	2,450	2,631
	Maryland GO	4.000%	6/1/27	5,300	5,362
	Maryland GO	4.000%	6/1/28	2,455	2,483
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	126
33

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	396
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	305
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	508
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	118
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Medstar Heal Thissue) TOB VRDO	3.920%	5/4/23	16,780	16,780
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,325	3,411
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,770	2,938
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	4.140%	7/1/42	6,190	6,166
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/4/23	30,935	30,935
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	3,280	3,280
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.110%	5/4/23	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	100
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	235
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,560
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.400%	7/1/41	19,205	19,205
[4]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	3.960%	5/5/23	14,345	14,345
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	250
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	418
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	296
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	462
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	450	488
[4]	Maryland Stadium Authority Intergovernmental Agreement Revenue TOB VRDO	4.030%	5/4/23	7,500	7,500
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	5,000	5,334
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	6,613
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	675
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,267
[13]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,176
	Montgomery County MD GO	5.000%	12/1/24	70	71
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,033
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	103
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	3.280%	12/1/41	13,250	13,248
	Prince George's County MD GO	5.000%	8/1/23	350	352
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,222
	Prince George's County MD GO	5.000%	7/15/24	35	36
	Prince George's County MD GO	4.000%	9/1/24	45	46
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	994
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	741
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	705	698
	University System of Maryland College & University Revenue	5.000%	4/1/25	2,370	2,466
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	8,548
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	100	100
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	50	51
	Washington Suburban Sanitary Commission Water Revenue, ETM	4.000%	6/1/24	100	101
					266,803
Massachusetts (1.0%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	201
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	295
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	308
	Cambridge MA GO	5.000%	2/15/24	4,055	4,119
	Cambridge MA GO	5.000%	2/15/25	4,090	4,253
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,860	2,867
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	325	326
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	765	782
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	3,044
	Commonwealth of Massachusetts GO	5.000%	5/1/23	300	300
	Commonwealth of Massachusetts GO	5.000%	7/1/23	120	120
	Commonwealth of Massachusetts GO	5.000%	7/1/23	550	552
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/23	400	401
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/23	170	171
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	305	307
	Commonwealth of Massachusetts GO	5.000%	10/1/23	345	348
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,655	1,671
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	100
34

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	61
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	481
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	56
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	938
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	160
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	5,369
	Commonwealth of Massachusetts GO	4.000%	5/1/25	115	115
	Commonwealth of Massachusetts GO	5.000%	7/1/25	770	807
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	840	841
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/23	570	571
	Danvers MA GO	5.000%	7/1/23	1,065	1,068
[4]	Deutsche Bank Spears/Life Trust College & University Revenue TOB VRDO	3.910%	5/1/23	6,395	6,395
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	125	125
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,634
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,790
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	77
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	2,850
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,221
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	240	252
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	262
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	536
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	735	788
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	655	702
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	620	635
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	75
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	113
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,410	1,463
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	180	180
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/23	130	131
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	257
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	302
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	270	275
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	228
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,623
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	9,400	9,465
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,900	1,913
[4,5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.920%	5/4/23	5,815	5,815
[4]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	4.010%	5/4/23	10,000	10,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	110	110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	510	511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	766
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	957
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	226
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	553
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,890	2,935
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,017
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	378
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	301
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	675
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	524
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	633
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	905
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	3,500	3,539
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	695	716
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	1,330	1,330
[4,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	3,085	3,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,683
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	1,924
[3,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	7/1/49	6,075	6,002
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,500	7,736
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	145	146
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	115	116
35

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	150	150
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	7/1/40	18,945	18,945
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	7/1/40	8,910	8,910
[13]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	6/1/23	1,220	1,216
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/23	520	521
[13]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,710	1,686
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	530
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	270
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	283
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	286
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	294
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	159
[13]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	380
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	160
[13]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	430	430
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,255
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,683
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	128
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	357
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	521
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	533
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,544
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	240	243
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	26
	Plymouth MA GO	5.000%	5/1/24	830	846
	Plymouth MA GO	5.000%	5/1/25	2,350	2,451
	Sharon MA GO	5.000%	2/15/24	875	888
	Sharon MA GO	5.000%	2/15/25	850	882
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,165	6,223
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,210	5,371
	Worcester MA GO	5.000%	2/1/24	4,570	4,635
	Worcester MA GO	5.000%	2/15/24	2,750	2,791
					188,795
Michigan (1.6%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,296
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,221
	Bloomfield Hills School District GO	5.000%	5/1/24	700	713
	Bloomfield Hills School District GO	5.000%	5/1/26	625	665
[15]	Brighton MI Area School District GO	5.000%	5/1/24	165	168
[15]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,560
[1,4,15]	Detroit City School District GO TOB VRDO	4.020%	5/4/23	2,000	2,000
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	451
[1,4]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	4.060%	5/4/23	4,705	4,705
[1,4,15]	Detroit MI City School District GO TOB VRDO	3.990%	5/4/23	3,505	3,505
[1,4,15]	Detroit MI City School District GO TOB VRDO	4.020%	5/4/23	8,600	8,600
[1,4,15]	Detroit MI City School District GO TOB VRDO	4.020%	5/5/23	14,980	14,980
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	850
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	923
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	587
[15]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	1,887
[15]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,603
[15]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	822
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.960%	5/4/23	4,240	4,240
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	388
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	413
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	256
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	494
[15]	Holt Public Schools GO	5.000%	5/1/23	455	455
[15]	Holt Public Schools GO	5.000%	5/1/24	525	534
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	1,040	1,040
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,543
	Kalamazoo County MI GO	3.000%	5/1/24	850	849
	Kalamazoo County MI GO	3.000%	5/1/25	875	875
	Kalamazoo County MI GO	5.000%	5/1/25	990	1,032
	Kalamazoo County MI GO	3.000%	5/1/26	900	904
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	35	33
[15]	Lake Orion Community School District GO	4.000%	5/1/24	300	303
[15]	Lake Orion Community School District GO	4.000%	5/1/26	350	361
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,490	1,512
36

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	201
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	310	315
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	231
[4]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,293
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,165
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	60
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	330	334
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	15,000	15,246
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	1,827
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	115	118
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,160	1,184
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	170	175
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	4,875	5,056
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	732
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,215	1,254
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,480	1,544
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	6,716
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,175	3,428
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	1,535	1,604
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	4,870	5,022
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,400	2,426
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	4,865	5,109
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.280%	12/1/34	8,000	7,999
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	3,645	3,645
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/5/23	2,500	2,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	150	151
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	45	46
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	714
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	600	613
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.710%	12/1/39	17,750	17,771
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	12/1/39	3,500	3,484
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	545	546
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	126
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	319
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	2,941
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,925	1,959
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,017
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,925	1,961
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,018
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,075	2,105
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	353
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/27	1,050	1,070
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,034
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	100	100
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	75	76
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	865	872
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,373
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/24	420	424
[4]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	3.920%	5/4/23	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	12,259
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,600	7,637
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	765	734
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	37
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,305	6,321
	Michigan State University College & University Revenue	5.000%	8/15/23	750	754
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,076
	Michigan State University College & University Revenue VRDO	3.700%	5/3/23	24,260	24,260
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	808
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	83
	Novi Community School District GO	4.000%	5/1/23	315	315
	Novi Community School District GO	4.000%	5/1/24	250	252
	Novi Community School District GO	4.000%	5/1/25	765	777
	Oakland University College & University Revenue	5.000%	3/1/24	775	786
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,730
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,722
[4,15]	Pontiac School District GO TOB VRDO	4.010%	5/4/23	8,500	8,500
37

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	2,000	2,084
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/23	240	241
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	200
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	442
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	20,655	20,706
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	2,190	2,339
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,430
[15]	Waverly Community Schools GO	5.000%	11/1/23	1,760	1,775
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,425	1,439
	Wayne State University College & University Revenue	5.000%	11/15/24	500	513
[15]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	383
[15]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	403
[15]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	506
[15]	Wayne-Westland Community Schools GO	5.000%	11/1/25	800	843
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	162
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	141
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	180
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	206
[1]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	210
					287,377
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	501
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	385
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	614
	Hennepin County MN GO	5.000%	12/1/24	1,825	1,886
	Hennepin County MN GO	5.000%	12/15/24	5,250	5,432
	Hennepin County MN GO	5.000%	12/15/25	4,450	4,714
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,260
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	973
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,078
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,395
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,192
	Minnesota GO	5.000%	8/1/23	1,955	1,964
	Minnesota GO	5.000%	8/1/23	3,025	3,038
	Minnesota GO	5.000%	8/1/23	1,900	1,908
	Minnesota GO	5.000%	8/1/23	60	60
	Minnesota GO	5.000%	8/1/23	100	100
	Minnesota GO	5.000%	8/1/24	250	256
	Minnesota GO	5.000%	8/1/24	125	126
	Minnesota GO	5.000%	8/1/24	65	67
	Minnesota GO	5.000%	10/1/24	1,290	1,327
	Minnesota GO	5.000%	8/1/25	11,210	11,744
	Minnesota GO	4.000%	8/1/27	5,950	5,970
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	251
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	742
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,010
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,456
[3]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.410%	7/1/41	2,115	2,115
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,001
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,950	1,961
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	671
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,021
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	28,810	29,186
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	4.216%	12/1/52	45,000	43,862
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/24	50	50
	Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,216
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,215	2,230
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,117
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/25	1,155	1,174
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/26	1,205	1,245
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,035
	St. Paul MN GO	5.000%	2/1/25	1,765	1,828
	University of Minnesota College & University Revenue	4.000%	8/1/23	805	807
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,658
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,800	2,834
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,327
					151,787
38

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi (0.3%)
	DeSoto County MS GO	5.000%	11/1/23	650	655
	DeSoto County MS GO	5.000%	11/1/24	680	701
	Harrison County School District GO	4.000%	6/1/23	1,200	1,201
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	7,050	6,708
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,448
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	525	526
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	394
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	335
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	436
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,451
[1]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,665	1,688
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	1,270	1,312
	Mississippi GO	5.000%	10/1/24	70	72
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,633
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,705	5,825
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,185	4,200
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,275	1,282
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.150%	8/30/23	7,880	7,859
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	6,849
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/26	1,205	1,278
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/27	1,245	1,345
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,715	7,688
					56,886
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	542
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	440
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	610
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	440
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,209
	Franklin County MO COP	3.000%	11/1/23	425	424
	Franklin County MO COP	3.000%	4/1/24	475	473
	Franklin County MO COP	3.000%	11/1/24	440	437
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,036
	Jackson County Reorganized School District No. 7 GO	5.000%	3/1/24	8,075	8,196
	Kansas City MO Appropriations Revenue	5.000%	9/1/24	1,000	1,023
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	521
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	691
[4,5]	Kansas City MO Appropriations Revenue TOB VRDO	3.900%	5/4/23	3,305	3,305
[4]	Kansas City MO Appropriations Revenue TOB VRDO	3.900%	5/4/23	1,950	1,950
	Kansas City MO GO	3.000%	2/1/24	4,085	4,080
	Kansas City MO GO	5.000%	2/1/24	2,720	2,759
	Kansas City MO GO	5.000%	2/1/25	2,600	2,697
	Kansas City MO GO	5.000%	2/1/26	3,405	3,612
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,015
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	468
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	541
	Ladue School District GO	4.000%	3/1/24	475	479
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,283
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/24	635	647
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	1,974
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,750
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,455	3,684
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,880
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	110	110
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	4.010%	5/4/23	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	201
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	516
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/4/23	5,255	5,255
[2,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/4/23	2,000	2,000
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	13,820	13,820
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	529
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,195	1,197
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	250	254
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	132
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	590
39

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	163
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	150	155
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,100	1,140
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	326
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	550
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	465
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,640	1,733
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	21,700	22,253
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	7,635	8,330
[4,5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.790%	5/1/23	39,280	39,280
[4,5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	7,500	7,500
[4]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	5,855	5,855
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	600	610
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	20,479
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	41
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/26	15,000	16,061
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	110	110
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,180	1,203
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,490	3,556
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	835	844
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/24	305	314
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/25	200	210
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/26	210	224
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/27	330	358
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/28	680	751
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,004
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/25	1,420	1,492
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	220	221
	St Louis County Reorganized School District No. R-6 GO	5.000%	2/1/26	1,390	1,475
	St. Charles School District GO	4.000%	3/1/25	1,045	1,066
	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,571	7,712
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/23	400	401
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/26	1,000	1,075
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,409
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,059
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	2,010	1,918
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,740	1,660
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,325	1,221
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,030	917
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,628
					240,356
Montana (0.1%)
[4,5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.410%	5/4/23	525	525
[1,4]	Montana State Board of Regents College & University Revenue TOB VRDO	3.890%	5/5/23	6,185	6,185
[3]	Montana State Board of Regents Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/15/35	1,700	1,700
					8,410
Multiple States (4.9%)
[3,4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	4.070%	12/15/28	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.310%	5/1/23	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.310%	5/1/23	90,000	90,000
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.910%	5/4/23	71,000	71,000
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.910%	5/4/23	44,700	44,700
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.920%	5/4/23	68,000	68,000
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.920%	5/4/23	13,500	13,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.310%	5/1/23	110,740	110,740
[4,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.900%	5/4/23	35,000	35,000
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.910%	5/4/23	137,000	137,000
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.920%	5/4/23	79,200	79,200
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.010%	5/4/23	183,500	183,500
					893,555
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,775	2,795
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	922
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	36,008
40

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,033
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,006
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,060
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	111
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	183
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,137
[4]	Douglas County Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	3.920%	5/4/23	7,495	7,495
	Gretna Public Schools GO	5.000%	12/15/27	2,505	2,638
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,533
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,655
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	362
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	650	686
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	6,065	6,031
[4]	Omaha Public Power District Nebraska City Station Unit 2 Electric, Power, Light Revenue TOB VRDO	3.920%	5/4/23	10,670	10,670
	Omaha School District GO	5.000%	12/15/23	10,425	10,542
	Omaha School District GO	5.000%	12/15/24	11,090	11,457
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	820
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,019
					99,163
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,880	4,893
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	9,150
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	230
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	400	401
	Clark County NV GO	5.000%	6/1/24	50	51
	Clark County NV GO	5.000%	11/1/24	105	108
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	1,921
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,507
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,308
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	968
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,444
[1]	Clark County School District GO	3.000%	6/15/23	370	370
[1]	Clark County School District GO	5.000%	6/15/23	3,730	3,738
[1]	Clark County School District GO	5.000%	6/15/23	3,695	3,703
[1]	Clark County School District GO	3.000%	6/15/24	350	350
	Clark County School District GO	5.000%	6/15/24	75	76
[1]	Clark County School District GO	5.000%	6/15/24	3,880	3,962
	Clark County School District GO	5.000%	6/15/24	125	128
	Clark County School District GO	5.000%	6/15/24	350	357
[1]	Clark County School District GO	3.000%	6/15/25	415	416
[1]	Clark County School District GO	5.000%	6/15/25	6,940	7,250
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	795	801
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,061
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	514
[4,5]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.890%	5/4/23	5,500	5,500
[4]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.970%	5/4/23	32,000	32,000
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/24	150	146
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	207
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	4,761
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,225	1,227
	Las Vegas Valley Water District GO	5.000%	6/1/23	120	120
	Las Vegas Valley Water District GO	5.000%	6/1/23	95	95
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	71
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	552
	Las Vegas Valley Water District GO	5.000%	6/1/24	300	306
	Nevada COP	5.000%	4/1/26	605	609
	Nevada GO	5.000%	4/1/24	5,320	5,403
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	142
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	52
[13]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,385	1,409
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,858
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/23	100	100
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/24	200	202
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	233
	Washoe County School District GO	5.000%	6/1/23	1,695	1,697
	Washoe County School District GO	5.000%	6/1/25	500	521
					112,918
41

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/23	785	792
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	928
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,635	5,614
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	224
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	287
[4,5]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	3.920%	5/4/23	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	2,870	2,904
[13]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,194
					22,463
New Jersey (4.4%)
[1]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,404
[1]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,406
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,249
	Bergen County NJ GO	2.000%	6/1/24	460	452
	Bergen County NJ GO	2.000%	6/1/25	460	447
	Berkeley Township NJ BAN GO	4.000%	8/29/23	10,690	10,711
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.500%	8/9/23	10,000	10,031
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	675	688
[2]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,489
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	820
	Cliffside Park Borough NJ BAN GO	4.000%	9/29/23	3,972	3,971
[1]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,828
	East Rutherford Borough NJ GO	4.250%	4/5/24	7,748	7,746
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	79
	Glassboro Borough NJ BAN GO	4.000%	8/22/23	4,378	4,377
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,125
	Guttenberg NJ BAN GO	4.000%	10/19/23	5,790	5,787
	Haddonfield Borough NJ GO	4.500%	8/16/23	5,664	5,671
	Hoboken NJ GO	4.500%	3/14/24	29,900	30,149
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,294
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	698
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,241
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,289
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,794
[4]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	3.910%	5/5/23	1,060	1,060
[4]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	2,235	2,235
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	34,450	34,451
	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	36,800	36,801
	Lawrence Township NJ BAN GO	4.000%	9/21/23	3,033	3,034
	Leonia Borough NJ BAN GO	4.000%	8/18/23	3,648	3,648
	Linden NJ BAN GO	4.000%	8/23/23	8,357	8,363
	Maplewood Township NJ BAN GO	4.000%	7/27/23	8,300	8,299
[4]	Mercer County NJ GO TOB VRDO	3.820%	5/1/23	5,300	5,300
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	779
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	793
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	552
	Morris County NJ GO	3.000%	2/1/24	3,055	3,053
	Morris County NJ GO	3.000%	2/1/25	1,490	1,492
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	512
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	471
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	650	651
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,350	2,354
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	70
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	845	846
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	135	135
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	350	352
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	3,505	3,510
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	820	821
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,652
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	163
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,160	3,244
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	12,935	12,952
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,658
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	275	285
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	365	378
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,649
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	12,585	12,601
42

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,120
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,816
[4,5]	New Jersey Economic Development Authority Appropriations Revenue PUT TOB VRDO	3.940%	5/5/23	15,650	15,650
[4,5]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	3.900%	5/4/23	7,750	7,750
[4,5]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	3.900%	5/4/23	2,720	2,720
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	350	357
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,010	2,113
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.110%	9/1/25	3,600	3,596
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.600%	5.460%	3/1/28	2,250	2,250
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	700	701
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	8,544
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,400	10,644
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	17,230
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	14,500	15,464
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	14,850	15,300
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	11,550	12,099
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,562
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	1,500	1,557
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,428
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,675	1,687
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	2,000	2,033
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	9,525	9,748
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	12,204
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	844
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,167
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,761
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	925	935
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	129
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	125	125
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	529
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	200
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	265
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	509
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,185	1,189
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	205
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	172
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	357
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,270
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	750	780
	New Jersey GO	5.000%	6/1/23	750	751
	New Jersey GO	5.000%	6/1/23	1,775	1,777
	New Jersey GO	5.000%	6/1/23	1,000	1,001
	New Jersey GO	5.000%	6/1/24	42,340	43,189
	New Jersey GO	5.000%	6/1/25	20,595	21,526
	New Jersey GO	5.000%	6/1/25	1,670	1,745
	New Jersey GO	5.000%	6/1/26	24,380	26,054
	New Jersey GO, Prere.	5.000%	6/1/25	605	632
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	620	621
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,644
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	2,938
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	2,797
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,755	1,773
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,970	5,071
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,238
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,207
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	280	284
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	8,000	8,309
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	27,785	28,312
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,485
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	40	40
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	15	15
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	171
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,557
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,660	3,660
43

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,478
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,944
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,367
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,363
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.060%	5/1/48	7,185	7,238
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	5,580
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	1,020	1,041
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	751
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	762
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,095
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,492
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	661
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	8,263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	100	98
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,560	1,573
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,143
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,910	2,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,670
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,458
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,295	5,432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,090	1,138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,950	2,956
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	865	767
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	8,510
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	3,490	3,688
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	615	508
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	100	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	613
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	725	726
[4,8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.950%	5/4/23	8,491	8,491
[4,8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.950%	5/4/23	8,075	8,075
[4,5]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	3.900%	5/4/23	3,810	3,810
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,075	4,086
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,359
[8,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	213
[8,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	461
[8,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,590	1,417
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	863
[4,5]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	3.940%	5/5/23	12,395	12,395
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	85	87
	New Providence Borough NJ BAN GO	4.000%	7/27/23	4,500	4,497
	Newark Board of Education GO	5.000%	7/15/23	300	301
	Newark Board of Education GO	5.000%	7/15/24	475	484
[2]	Newark Board of Education GO	5.000%	7/15/25	125	130
[2]	Newark Board of Education GO	5.000%	7/15/26	150	159
[1]	Newark NJ GO	5.000%	10/1/23	320	322
[1]	Newark NJ GO	5.000%	10/1/24	325	333
[1]	Newark NJ GO	5.000%	10/1/25	600	625
	Ocean City NJ GO	3.000%	9/15/27	1,990	2,003
	Passaic County NJ GO	4.000%	12/1/24	2,765	2,807
[2]	Perth Amboy NJ GO	5.000%	3/15/24	250	254
[2]	Perth Amboy NJ GO	5.000%	3/15/25	250	260
[2]	Perth Amboy NJ GO	5.000%	3/15/26	250	266
	Secaucus NJ BAN GO	4.000%	8/4/23	18,584	18,577
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	250
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,423
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	820
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,319
	Township of West Caldwell NJ GO	4.250%	9/7/23	15,285	15,293
[2]	Trenton NJ GO	4.000%	2/1/24	720	723
[2]	Trenton NJ GO	4.000%	2/1/25	725	736
44

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Trenton NJ GO	4.000%	2/1/26	700	716
[4]	Union County Improvement Authority Lease Revenue TOB VRDO	3.920%	5/4/23	5,960	5,960
[4]	Union County NJ Improvements Authority Lease (Appropriation) Revenue TOB VRDO	3.890%	5/4/23	700	700
	Union Township Board of Education GO	5.000%	1/1/24	550	556
	Union Township Board of Education GO	5.000%	1/1/25	550	567
	Union Township Board of Education GO	5.000%	1/1/26	520	549
	Wall Township NJ BAN GO	4.500%	7/21/23	5,205	5,207
	Winslow Township NJ BAN GO	3.750%	9/14/23	1,907	1,907
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,062
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,078
					793,631
New Mexico (0.8%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/26	2,250	2,352
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,975	1,981
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	150
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,154
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	128
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	766
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,186
	Albuquerque NM GO	5.000%	7/1/24	5,380	5,500
	Albuquerque NM GO	4.000%	7/1/25	500	513
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	1,935	1,714
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	10,000	8,578
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,245	4,253
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	20,130	20,548
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/23	2,575	2,579
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,025	4,109
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	5,200	5,433
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	526
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,090	3,228
	New Mexico GO	5.000%	3/1/24	155	158
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	300
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	507
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	514
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	10,369
[4,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	4.110%	5/4/23	6,710	6,710
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	313
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	18,916
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	460	461
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	625	627
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/24	425	430
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	20,000	20,455
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	100	102
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	16,000	16,731
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	75	77
					141,368
New York (12.6%)
	Albany City School District BAN GO	4.000%	6/29/23	15,576	15,584
	Albany County NY GO	5.000%	11/1/23	750	757
	Albany County NY GO	5.000%	11/1/24	850	878
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	170	172
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,790	1,808
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/23	260	259
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	710
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,644
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	673
	Clarence Central School District BAN GO	4.000%	7/26/23	1,440	1,440
	Commack Union Free School District GO	4.000%	6/28/23	18,000	18,017
	Connetquot Central School District of Islip BAN GO	3.500%	7/26/23	17,637	17,623
	Deer Park Union Free School District GO	4.000%	6/28/23	9,975	9,975
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	175	175
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	334
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	511
	East Islip Union Free School District BAN GO	3.500%	6/27/23	20,838	20,829
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/23	140	140
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	209
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,391
45

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	1,933
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,071
	Fairport Central School District BAN GO	3.500%	7/21/23	21,635	21,628
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	239
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	419
	Hauppauge Union Free School District GO	4.000%	6/28/23	10,000	10,005
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	102
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	407
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	19,048
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	37,160	36,099
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,950	29,022
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	15,760	14,744
[3]	Long Island Power Authority Electric Power & Light Revenue, 1M USD LIBOR + 0.750%	4.143%	5/1/33	1,390	1,391
[3]	Long Island Power Authority Electric, Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	9/1/38	34,040	33,867
	Longwood Central School District Suffolk County GO	4.000%	6/23/23	21,500	21,503
	Mahopac Central School District BAN GO	4.000%	7/28/23	6,370	6,370
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	126
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,845	2,863
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	684
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	540
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	632
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,331
[8]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	5,320	5,434
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	5,690
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	2,768
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,111
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,615	6,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	4,083
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,004
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	11,095	11,220
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,281
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,185	17,383
[4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.900%	5/4/23	25,370	25,370
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.980%	5/4/23	20,000	20,000
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.980%	5/4/23	3,600	3,600
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.980%	5/4/23	2,700	2,700
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.980%	5/4/23	2,840	2,840
[4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.910%	5/5/23	5,000	5,000
[1,4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.910%	5/5/23	9,785	9,785
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.766%	11/1/32	6,610	6,576
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.773%	11/1/32	12,960	12,893
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.016%	11/1/32	3,000	2,928
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	175	175
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	35
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	95	98
[3]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.290%	11/1/31	9,500	9,254
[3]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.330%	3.553%	11/1/35	16,475	16,314
[3]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	3.623%	11/1/23	3,495	3,479
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	458
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	700	730
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	1,839
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	480
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	340	342
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,265	1,289
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	362
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	750	785
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	451
[1]	Nassau County NY GO	5.000%	7/1/23	2,000	2,006
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,410
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,723
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,944
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	6,340
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	214
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	532
46

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	525
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,784
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,460
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	1,868
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	28,750	28,624
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,705	2,705
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	43,600	43,280
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	14,340	13,913
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	880	832
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	8,170	7,828
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	12,915	11,992
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	24,395	22,536
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,725	7,208
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,170	14,883
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,500	4,492
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,684
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	5.000%	7/1/23	165	165
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/23	1,500	1,504
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,210	1,222
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,111
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	640
[4,5]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.890%	5/5/23	25,000	25,000
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	1,625	1,643
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	290	296
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,635	1,652
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	510	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	260	263
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,545	1,617
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,055	2,205
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,540	1,621
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.970%	5/1/23	17,125	17,125
[4,5]	New York City NY GO TOB VRDO	3.890%	5/4/23	15,750	15,750
[4]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	3.890%	5/4/23	2,800	2,800
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	35	35
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	5	5
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	125	128
[4]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	3.890%	5/4/23	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	45	45
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	95	95
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	20
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	500	511
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	75	75
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	61
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	118
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	205	210
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,240	8,679
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,018
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/23	115	115
	New York City Transitional Finance Authority Building Aid Revenue Income Tax Revenue, ETM	5.000%	7/15/23	200	201
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	105	105
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	415	419
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,273
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	76
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	175	177
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	390	394
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	46
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	1,225	1,248
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	570
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	660	676
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	890	912
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	139
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	500	500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	5,790	5,964
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	8,828
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,058
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,210	1,258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,665
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,510	13,176
47

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	6,505	6,851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,395	2,523
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,266
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	315	319
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	200	205
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,045	1,092
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	15,000	16,144
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	6,545	7,044
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,359
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	7,000	7,710
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.890%	5/4/23	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/23	790	793
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	11/1/23	10	10
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.990%	5/5/23	33,250	33,250
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	82
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	186
	New York City Water & Sewer System Water Revenue	4.000%	6/15/23	260	260
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	835	837
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.160%	5/4/23	5,200	5,200
[4]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.850%	5/4/23	6,960	6,960
[4,5]	New York Metropolitan Transportation Authority Revenue TOB VRDO	3.910%	5/4/23	10,000	10,000
	New York NY GO	4.000%	8/1/23	305	306
	New York NY GO	5.000%	8/1/23	150	150
	New York NY GO	5.000%	8/1/23	75	75
	New York NY GO	5.000%	8/1/23	100	100
	New York NY GO	5.000%	8/1/23	2,075	2,084
	New York NY GO	5.000%	8/1/23	100	100
	New York NY GO	5.000%	8/1/23	240	241
	New York NY GO	5.000%	8/1/23	1,725	1,733
	New York NY GO	5.000%	8/1/23	3,070	3,084
	New York NY GO	5.000%	8/1/23	5,045	5,052
	New York NY GO	5.000%	8/1/23	50	50
	New York NY GO	5.000%	8/1/23	400	402
	New York NY GO	5.000%	8/1/23	1,725	1,733
	New York NY GO	5.000%	8/1/23	885	889
	New York NY GO	5.000%	8/1/23	1,415	1,421
	New York NY GO	5.000%	8/1/23	140	141
	New York NY GO	5.000%	8/1/23	2,250	2,260
	New York NY GO	5.000%	8/1/23	1,070	1,075
	New York NY GO	5.000%	8/1/23	1,000	1,001
	New York NY GO	5.000%	6/1/24	170	174
	New York NY GO	4.000%	8/1/24	100	101
	New York NY GO	5.000%	8/1/24	1,550	1,558
	New York NY GO	5.000%	8/1/24	230	236
	New York NY GO	5.000%	8/1/24	80	82
	New York NY GO	5.000%	8/1/24	230	236
	New York NY GO	5.000%	8/1/24	45	46
	New York NY GO	5.000%	8/1/24	1,005	1,030
	New York NY GO	5.000%	8/1/24	3,220	3,300
	New York NY GO	5.000%	8/1/24	2,955	3,028
	New York NY GO	5.000%	8/1/24	1,805	1,850
	New York NY GO	5.000%	8/1/24	1,615	1,655
	New York NY GO	5.000%	8/1/24	3,855	3,951
	New York NY GO	5.000%	8/1/24	125	128
	New York NY GO	5.000%	8/1/24	50	51
	New York NY GO	5.000%	8/1/24	1,015	1,040
	New York NY GO	5.000%	8/1/24	150	154
	New York NY GO	5.000%	8/1/24	13,150	13,476
	New York NY GO	5.000%	8/1/24	2,255	2,266
	New York NY GO	5.000%	8/1/24	3,935	3,954
	New York NY GO	5.000%	8/1/24	595	610
	New York NY GO	5.000%	2/15/25	525	545
	New York NY GO	5.000%	8/1/25	3,960	4,046
	New York NY GO	5.000%	8/1/25	2,290	2,339
	New York NY GO	5.000%	8/1/25	1,850	1,916
	New York NY GO	5.000%	8/1/25	1,870	1,956
	New York NY GO	5.000%	8/1/25	80	80
	New York NY GO	5.000%	8/1/25	195	196
	New York NY GO	5.000%	8/1/25	3,050	3,191
48

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/25	1,500	1,518
	New York NY GO	5.000%	8/1/25	50	50
	New York NY GO	5.000%	8/1/25	4,515	4,723
	New York NY GO	5.000%	8/1/25	8,100	8,474
	New York NY GO	5.000%	8/1/25	2,000	2,092
	New York NY GO	5.000%	8/1/25	1,875	1,961
	New York NY GO	5.000%	3/1/26	2,250	2,281
	New York NY GO	5.000%	3/1/26	1,030	1,092
[1]	New York NY GO	3.750%	8/1/26	1,750	1,750
[1]	New York NY GO	3.790%	8/1/26	16,175	16,175
[1]	New York NY GO	3.890%	8/1/26	14,800	14,800
[1]	New York NY GO	4.040%	8/1/26	13,150	13,150
	New York NY GO	5.000%	8/1/26	1,345	1,424
	New York NY GO	5.000%	8/1/26	1,785	1,911
	New York NY GO	5.000%	8/1/26	1,135	1,215
	New York NY GO	5.000%	8/1/26	2,355	2,521
	New York NY GO	5.000%	8/1/26	10,755	11,515
	New York NY GO	5.000%	8/1/26	2,915	2,925
[10]	New York NY GO	4.000%	10/1/27	22,975	22,975
[1]	New York NY GO	3.840%	1/1/32	17,225	17,225
[1]	New York NY GO	4.000%	6/1/36	13,450	13,450
[1]	New York NY GO	4.000%	6/1/36	14,925	14,925
[18]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,350	2,442
[4,5]	New York NY GO TOB VRDO	3.890%	5/4/23	3,250	3,250
	New York NY GO VRDO	4.000%	5/1/23	6,670	6,670
[1,4]	New York Power Authority Electric, Power, Light Revenue TOB VRDO	3.990%	5/4/23	5,995	5,995
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	516
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	528
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	50	50
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	150	150
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	251
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	87
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	259
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	110
[4]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.910%	5/1/23	13,770	13,770
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	100
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	50	50
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	120	120
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	573
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	102
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,300	1,307
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	394
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	997
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	500	503
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	12,067
[1,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	11,800	11,800
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,695	3,695
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	3,990	4,048
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	5,330	5,416
[8]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/24	1,000	1,020
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	16,513
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	9,362
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,000	1,062
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	44,500	47,240
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,500	1,592
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,039
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	7,255	7,540
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	21,840	23,185
[4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.890%	5/4/23	6,185	6,185
[4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.890%	5/4/23	4,000	4,000
[4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.890%	5/4/23	13,000	13,000
[4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.890%	5/4/23	3,070	3,070
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	725	736
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	165	167
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	589
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,150	6,250
49

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	22,950	23,331
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	6,840	7,101
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,615	2,715
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,440	1,494
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	600	622
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	825	877
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	1,805	1,971
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	350	355
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	2,685	2,787
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	195	195
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	2,300	2,361
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	4,500	4,724
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,435	1,508
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,843
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,076
	New York State Dormitory Authority Intergovernmental Agreement Revenue, ETM	5.000%	3/15/24	105	107
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	920	932
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	4,708
[4,5]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	3.890%	5/4/23	41,800	41,800
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	390	393
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	575	590
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/23	1,895	1,908
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/24	1,265	1,299
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/25	1,055	1,108
[1]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,014
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	344
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/23	5	5
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/24	5	5
[9]	New York State Dormitory Authority Miscellaneous Revenue	5.500%	7/1/23	50	50
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	4,020	4,225
[4]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.890%	5/4/23	6,500	6,500
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	265	269
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	200	203
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	355	361
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	745	774
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	700	728
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	520	541
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	4,130	4,199
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,535	1,615
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	1,415	1,411
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,002
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	120	120
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	92
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	2,713
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	915	915
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,545	4,545
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	21,595	21,364
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	4,185	4,144
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,391
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	6,640	6,608
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	400	387
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,995	4,892
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,245	4,161
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	7,797
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,828
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	1,540	1,468
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,480	15,950
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,393
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,518
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,810	6,265
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,600	10,672
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,680
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	880
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	6,435	5,924
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,533
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,977
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,424
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	19,173
50

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,185	12,671
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	9,910	9,523
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,045	3,039
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	4,505	4,494
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,000	28,189
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,000	55,383
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,160	7,075
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	3,045	3,046
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,130	1,131
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,405	2,406
[4]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.110%	5/4/23	22,500	22,500
[1,4]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	3.980%	5/4/23	1,250	1,250
[1,4]	New York State Thruway Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/4/23	5,625	5,625
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	140	142
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	155	157
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,210	5,282
[4]	New York State Thruway Authority Highway Revenue TOB VRDO	4.010%	5/4/23	2,925	2,925
[4]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.890%	5/4/23	9,345	9,345
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,570
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,165	1,184
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	840	854
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,319
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	15,040	15,282
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,196
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	8,345	8,672
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,500	5,832
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	7,550	7,564
[4]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.890%	5/4/23	5,150	5,150
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	100	102
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	2,340	2,486
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,215	7,331
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	403
	Niskayuna Central School District BAN GO	4.000%	6/29/23	13,050	13,053
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.310%	5/1/23	24,700	24,700
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.900%	5/4/23	10,000	10,000
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.900%	5/4/23	43,800	43,800
[2]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,004
[1]	Oyster Bay NY GO	5.000%	8/1/25	1,000	1,048
[1]	Oyster Bay NY GO	5.000%	8/1/26	1,000	1,074
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	117
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,840	1,896
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	225	227
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,250	1,301
[4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.890%	5/4/23	8,540	8,540
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	200	201
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	8,285	8,519
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	642
	Schalmont Central School District BAN GO	3.500%	8/31/23	8,500	8,492
[1]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,002
[2]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,722
[1]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,571
[1]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,192
[1]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,528
[1]	Suffolk County NY GO	5.000%	5/15/24	7,100	7,235
[2]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,868
[1]	Suffolk County NY GO	5.000%	11/1/24	8,525	8,775
[1]	Suffolk County NY GO	5.000%	5/15/25	7,390	7,712
[2]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,063
[1]	Suffolk County NY GO	5.000%	11/1/25	8,950	9,440
[2]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,136
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	240	240
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	167
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	88
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	335	346
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	165	165
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	35	35
[3]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	1/1/33	14,665	14,651
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	18,835	19,837
51

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	12,885	13,254
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,530	3,728
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,395	5,840
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	8,950	9,657
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	6,760	7,462
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	19,155	18,696
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,165	7,503
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.920%	5/4/23	11,188	11,188
[4]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	3.890%	5/4/23	6,000	6,000
[3]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	3.596%	1/1/32	4,870	4,829
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,257
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,527
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	61
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	524
	Utica NY BAN GO	5.000%	1/25/24	10,500	10,588
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	825	827
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,260	2,264
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	505	506
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/25	225	227
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	2,915	3,081
	Vestal Central School District BAN GO	3.500%	6/29/23	12,560	12,553
	Victor Central School District BAN GO	4.000%	6/30/23	13,290	13,294
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,768
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,309
	Yonkers NY GO	5.000%	9/1/23	1,305	1,312
[1]	Yonkers NY GO	5.000%	3/15/24	250	254
[2]	Yonkers NY GO	5.000%	10/15/24	360	370
[2]	Yonkers NY GO	5.000%	9/1/25	750	786
[1]	Yonkers NY GO	5.000%	3/15/26	500	530
					2,294,990
North Carolina (1.6%)
	Alamance County NC GO	5.000%	5/1/25	7,410	7,726
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,098
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	285
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,020
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	305	305
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	375	383
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/25	3,075	3,218
	Charlotte NC GO	5.000%	6/1/24	75	77
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,180	1,183
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,340	1,445
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,570	1,614
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,230
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	6,105	6,124
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	1/15/48	2,500	2,501
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	803
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	827
	Durham Capital Financing Corp. Appropriations Revenue	5.000%	12/1/25	1,000	1,057
	Forsyth County NC GO	4.000%	3/1/25	5,400	5,512
	Forsyth County NC GO	5.000%	3/1/25	3,840	3,991
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	3,787
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,387
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	420
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	520	525
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,681
	Johnston NC Lease (Appropriation) Revenue	5.000%	4/1/25	2,000	2,079
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	9,525
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	6,498
	Mecklenburg County NC GO	5.000%	9/1/25	21,640	22,770
	Mecklenburg County NC GO	5.000%	9/1/26	11,895	12,823
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	337
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,179
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,522
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	1,919
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,221
	North Carolina Appropriations Revenue	5.000%	5/1/23	50	50
	North Carolina Appropriations Revenue	5.000%	5/1/23	895	895
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	112
52

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,340	5,452
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,494
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	27,000	27,518
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	146
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	248
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.650%	7/1/34	17,500	17,498
	North Carolina GO	5.000%	6/1/23	1,655	1,657
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	102
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,630	1,690
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,417
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	215	213
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	200
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	234
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	132
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	209
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	465
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	724
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	119
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	214
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	1,340	1,413
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,510
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	96
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,469
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,278
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	21,705	21,999
	Raleigh NC (Downtown Improvement Project) COP VRDO	3.720%	5/3/23	8,570	8,570
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	320	320
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.873%	12/1/41	6,250	6,222
[3]	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue, 67% of SOFR + 0.650%	3.873%	12/1/41	29,600	29,469
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	152
	Wake County NC GO	5.000%	3/1/24	90	91
	Wake County NC GO	5.000%	3/1/24	1,395	1,417
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,080	1,082
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,532
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	492
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	526
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	571
					289,921
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	3,872
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	130	131
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	128
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	110	112
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	425
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	4.060%	1/1/43	3,110	3,095
[4]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	3.910%	5/4/23	5,095	5,095
	West Fargo ND GO	4.000%	5/1/24	465	468
					13,326
Ohio (3.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	333
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	367
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	262
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	450	473
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	401
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	709
[5]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.980%	5/4/23	7,715	7,715
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	362
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	251
	Akron OH Income Tax Revenue	4.000%	12/1/23	350	352
	Akron OH Income Tax Revenue	4.000%	12/1/24	370	375
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	482
	Akron OH Income Tax Revenue	4.000%	12/1/26	925	961
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	555
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	66
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,192
[4,5]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	5,690	5,690
53

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	4.200%	5/3/23	81,770	81,770
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	21,285
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	6,453
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,613
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	140	145
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,665	7,387
	Belmont County OH BAN GO	3.000%	8/17/23	2,000	1,994
	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,483
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,306
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	6,000	6,513
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,012
[2]	Celina City School District GO	5.000%	12/1/25	285	300
[9]	Cincinnati City School District GO	5.250%	12/1/23	90	91
	Cleveland OH GO	3.000%	12/1/23	605	604
	Cleveland OH GO	4.000%	12/1/23	500	502
	Cleveland OH GO	2.000%	12/1/24	350	343
	Cleveland OH GO	2.000%	12/1/26	500	484
[4]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.960%	5/4/23	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	132
[2]	Cloverleaf Local School District COP	3.000%	12/1/24	270	270
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	227
	Columbus OH GO	5.000%	7/1/23	670	672
	Columbus OH GO	5.000%	2/15/24	155	157
	Columbus OH GO	5.000%	4/1/24	800	814
	Columbus OH GO	5.000%	4/1/24	8,000	8,139
	Columbus OH GO	5.000%	4/1/24	1,650	1,679
	Columbus OH GO	5.000%	4/1/24	1,060	1,078
	Columbus OH GO	4.000%	8/15/24	2,415	2,447
	Columbus OH GO	5.000%	2/15/25	75	76
	Columbus OH GO	5.000%	4/1/25	2,500	2,603
	Columbus OH GO	5.000%	4/1/25	5,250	5,467
	Columbus OH GO	5.000%	4/1/26	12,500	13,320
	Columbus OH GO, Prere.	5.000%	7/1/23	525	527
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	455
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	473
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	259
	Coshocton County OH GO	4.250%	4/6/24	3,530	3,531
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	50
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/24	105	107
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	631
[4,5]	Cuyahoga County OH Health, Hospital, Nursing Home Revenue (The Metrohealth System) TOB VRDO	3.900%	5/4/23	6,745	6,745
[4,5]	Cuyahoga County OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/4/23	12,535	12,535
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,115
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,195	2,207
[4]	Cuyahoga OH COP TOB VRDO	3.960%	5/5/23	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	205	207
	Dayton Metro Library GO	4.000%	12/1/25	630	647
	Dayton Metro Library GO	4.000%	12/1/26	640	667
	Fairborn City School District GO	4.000%	12/1/24	210	213
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	196
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	435
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	475
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	499
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	186
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	325	331
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.840%	5/4/23	11,545	11,545
[4,5]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,213
[2]	Hillsdale Local School District COP	4.000%	12/1/23	675	678
[2]	Hillsdale Local School District COP	4.000%	12/1/24	625	633
[2]	Hillsdale Local School District COP	4.000%	12/1/25	1,120	1,148
	Kenton City School District GO	4.000%	11/1/23	165	166
	Kenton City School District GO	4.000%	11/1/24	190	192
[4]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	14,150	14,150
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	102
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,325	2,415
	Lakewood OH GO	4.500%	3/14/24	17,000	17,115
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	5,087
	Lebanon City School District GO	2.000%	12/1/23	130	129
54

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lorain County OH GO	4.125%	5/2/24	2,225	2,230
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/23	770	777
[2]	Lorain OH GO	4.000%	12/1/23	300	301
[2]	Lorain OH GO	4.000%	12/1/25	260	266
	Mayfield Heights OH BAN GO	3.000%	7/20/23	6,750	6,734
	Miami University OH College & University Revenue	5.000%	9/1/23	850	855
	Miami University OH College & University Revenue	5.000%	9/1/24	340	349
	Miami University OH College & University Revenue	5.000%	9/1/25	300	314
	Miami University OH College & University Revenue	5.000%	9/1/25	390	408
	Miami University OH College & University Revenue	5.000%	9/1/26	410	438
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	151
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	370
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	177
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	310
[2]	Midview Local School District COP	4.000%	11/1/23	1,160	1,163
[2]	Midview Local School District COP	4.000%	11/1/24	1,205	1,215
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	120
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	117
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,950	2,985
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	311
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	103
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	265
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	50	50
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	52
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,265	8,515
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	2,828
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,083
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	3,245	3,028
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,170	11,178
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,547
	Ohio Appropriations Revenue	5.000%	12/1/23	695	703
	Ohio Appropriations Revenue	5.000%	12/1/24	510	525
	Ohio Appropriations Revenue	5.000%	12/1/25	510	538
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	503
	Ohio GO	5.000%	5/1/23	275	275
	Ohio GO	5.000%	6/15/23	5,000	5,011
	Ohio GO	5.000%	6/15/23	500	501
	Ohio GO	5.000%	8/1/23	4,700	4,721
	Ohio GO	5.000%	9/1/23	255	257
	Ohio GO	5.000%	9/15/23	150	151
	Ohio GO	5.000%	3/1/24	150	152
	Ohio GO	5.000%	5/1/24	2,135	2,176
	Ohio GO	5.000%	5/1/24	625	637
	Ohio GO	5.000%	6/15/24	430	439
	Ohio GO	5.000%	8/1/24	10,240	10,494
	Ohio GO	5.000%	8/1/24	700	717
	Ohio GO	5.000%	9/1/24	75	77
	Ohio GO	5.000%	9/15/24	1,655	1,701
	Ohio GO	5.000%	9/15/24	60	62
	Ohio GO	5.000%	11/1/24	60	62
	Ohio GO	5.000%	6/15/25	660	690
	Ohio GO	5.000%	8/1/25	6,215	6,521
	Ohio GO	5.000%	8/1/25	9,615	10,088
	Ohio GO	5.000%	9/15/25	3,500	3,683
	Ohio GO	5.000%	5/1/26	725	774
	Ohio GO	5.000%	5/1/26	1,340	1,430
	Ohio GO	5.000%	6/15/26	1,015	1,086
	Ohio GO	5.000%	8/1/26	6,725	7,217
	Ohio GO	5.000%	9/15/26	4,000	4,306
	Ohio GO, ETM	5.000%	8/1/24	5	5
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	152
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,580
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	365	369
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	252
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,276
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	52
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	425	430
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,064
55

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,759
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	289
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	490	492
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	7,860	8,065
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/23	20,800	20,800
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.100%	5/1/23	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.100%	5/1/23	21,750	21,750
[3]	Ohio Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.260%	1/1/52	23,950	23,949
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	390
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	497
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	935
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	428
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	280	295
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	997
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,157
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	535
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	261
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	566
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	230
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	104
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	447
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/24	1,230	1,268
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	165	165
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	245	245
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	747
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	170
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	748
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	645
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,623
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,754
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,259
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,428
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,687
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	964
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,283
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,052
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,251
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,193
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	712
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	832
	Ohio State University College & University Revenue	5.000%	12/1/23	335	338
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,230	1,247
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,515	1,570
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,010	1,072
[4]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	3.920%	5/4/23	7,500	7,500
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,965	1,968
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	255	255
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	96
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	148
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	1,921
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	767
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	18,740	19,539
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,915	2,019
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	23,840	25,138
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	7,030	7,521
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,237
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	6,980	7,547
	Pickerington Local School District GO	4.500%	5/23/23	3,500	3,501
[1]	Toledo OH GO	5.000%	12/1/27	1,000	1,089
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,611
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,665
	University of Akron College & University Revenue	5.000%	1/1/24	535	541
	University of Toledo College & University Revenue	5.000%	6/1/25	1,000	1,002
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	353
[2]	Wright State University College & University Revenue	5.000%	5/1/23	515	515
[2]	Wright State University College & University Revenue	5.000%	5/1/25	490	508
					682,983
56

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma (0.2%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	31
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	306
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,190	1,215
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/23	225	226
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	475	485
	Oklahoma County Independent School District No. 12 Edmond GO	1.000%	3/1/24	12,000	11,683
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,022
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,130	2,120
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,263
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	515
	Oklahoma OK GO	5.000%	3/1/24	490	498
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	247
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	190
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	277
	Oklahoma State University College & University Revenue	5.000%	9/1/25	965	1,014
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	508
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,026
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	520	523
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/24	175	178
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	3,955	4,116
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	190	190
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	205
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	216
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,301
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,577
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,405	1,462
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	229
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	1,000
					33,623
Oregon (0.6%)
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	6/15/24	85	87
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	136
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	174
	Deschutes Public Library District GO	4.000%	6/1/24	290	293
	Hillsboro School District No. 1J GO	5.000%	6/15/23	510	511
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,775	5,862
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	681
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	337
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/4/23	4,000	4,000
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	25	25
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	22,970	23,020
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	500	523
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,053
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,346
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	40
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	920
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,312
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	340	350
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
	Oregon GO	5.000%	11/1/23	1,205	1,216
	Oregon GO	5.000%	11/1/23	1,550	1,564
	Oregon GO	5.000%	5/1/24	1,345	1,370
	Oregon GO	5.000%	6/1/24	2,975	3,036
	Oregon GO	4.000%	6/1/25	1,415	1,449
	Oregon GO	5.000%	6/1/25	3,125	3,264
	Oregon GO	5.000%	5/1/26	2,500	2,605
	Oregon GO	5.000%	12/1/27	1,190	1,288
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/25	1,150	1,199
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	570	609
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,000	1,093
[4]	Oregon Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/4/23	8,000	8,000
	Oregon State Business Development Commission Industrial Revenue PUT	2.400%	8/14/23	4,775	4,750
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	675	688
[4]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/5/23	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/24	25	26
	Oregon State Lottery Revenue	5.000%	4/1/25	1,525	1,557
57

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,104
	Oregon State Lottery Revenue	5.000%	4/1/26	960	998
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,000	1,077
	Port of Morrow OR GO	4.000%	6/1/23	150	150
	Port of Morrow OR GO	4.000%	6/1/24	160	161
	Port of Morrow OR GO	4.000%	6/1/25	165	167
	Port of Morrow OR GO	4.000%	6/1/26	170	174
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	276
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	510	544
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,423
	Portland Community College District GO	5.000%	6/15/27	2,640	2,823
	Portland OR GO	5.000%	6/1/23	2,180	2,183
	Portland OR GO	5.000%	6/1/24	1,790	1,828
	Portland OR GO	5.000%	6/1/24	590	602
	Portland OR GO	5.000%	6/1/25	1,905	1,991
	Portland OR GO	5.000%	6/1/25	620	648
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/23	60	60
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	41
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	3,185	3,234
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	100
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	220	221
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	131
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	136
	Salem-Keizer School District No. 24J GO	5.000%	6/15/23	200	200
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	91
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	103
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	104
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	157
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/26	1,415	1,514
	Washington County OR GO	5.000%	6/1/24	1,110	1,133
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	2,030	1,891
					112,551
Pennsylvania (3.3%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	220	220
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	506
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	302
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	492
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	430
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	4,295	4,308
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	705	719
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	165	170
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,553
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.230%	11/15/23	1,600	1,599
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.280%	11/15/24	1,000	994
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.340%	11/15/25	5,190	5,108
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.440%	11/15/26	2,000	1,953
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	11/15/47	90,910	88,688
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	450	452
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	303
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	52
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	500	529
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	100
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	268
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	155	158
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	610	616
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	889
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	981
[1]	Altoona PA Sewer GO	5.000%	12/1/23	300	303
[2]	Armstrong School District GO	3.000%	3/15/24	565	563
	Bensalem Township School District GO	3.000%	6/1/23	115	115
	Bensalem Township School District GO	3.000%	6/1/24	605	604
	Bensalem Township School District GO	4.000%	6/1/25	575	587
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	358
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	1/1/30	1,485	1,445
58

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	7/1/31	1,765	1,718
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	1/1/32	1,465	1,426
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,069
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	502
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	506
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	510
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	536
[2]	Bristol Township School District GO	2.000%	6/1/23	300	299
[2]	Bristol Township School District GO	5.000%	6/1/24	375	382
[2]	Bristol Township School District GO	4.000%	6/1/25	125	127
[2]	Bristol Township School District GO	5.000%	6/1/26	570	605
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	406
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	430	433
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	451
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	480
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	580	597
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	200
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	251
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	446
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	508
[4]	Bucks County Water and Sewer Authority Sewer Revenue TOB VRDO	3.980%	5/4/23	2,800	2,800
[5]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.980%	5/4/23	2,300	2,300
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,300	1,311
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,121
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	326
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	581
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	335
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,231
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	171
	Coatesville School District GO	5.000%	6/30/23	2,000	1,999
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,032
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	102
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	255
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	265
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	2,862
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	356
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	465	466
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	20,068
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	385	387
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	500	503
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	227
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,665	4,724
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	66
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	16,437
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	190
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	100	101
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	470	474
[2]	Connellsville Area School District GO	4.000%	8/15/23	755	756
[2]	Connellsville Area School District GO	4.000%	8/15/24	755	761
[1]	Cornell School District GO	4.000%	9/1/23	525	526
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	120
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	252
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	268
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,003
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	238
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	36
	Delaware River Port Authority Miscellaneous Revenue	5.000%	1/1/25	2,250	2,324
	Delaware River Port Authority Miscellaneous Revenue	5.000%	1/1/26	2,335	2,468
	Delaware River Port Authority Miscellaneous Revenue	5.000%	1/1/27	2,000	2,159
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.260%	3/1/57	13,435	13,243
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	3.713%	3/1/57	3,000	2,910
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	501
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	320
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	366
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	126
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	638
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	410	411
59

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	893
	Easton Area School District GO	4.000%	4/1/24	340	343
[1]	Erie School District GO	5.000%	4/1/24	250	253
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	498
[4]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	4,000	4,000
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,250	8,660
	Haverford Township School District GO	5.000%	9/1/23	175	176
	Hempfield Township PA GO	4.000%	10/15/23	75	75
	Hempfield Township PA GO	4.000%	10/15/24	100	101
	Hempfield Township PA GO	4.000%	10/15/25	150	154
	Hempfield Township PA GO	4.000%	10/15/26	100	104
[2]	Kiski Area School District GO	5.000%	3/1/24	275	279
[2]	Kiski Area School District GO	5.000%	3/1/25	260	269
[2]	Kiski Area School District GO	5.000%	3/1/26	250	265
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	475	458
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	556
	Lancaster County PA GO	4.000%	11/1/23	125	125
[4]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/4/23	4,160	4,160
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	151
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	145	146
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	236
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	231
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	314
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	220	230
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	336
[1]	Lancaster School District GO	4.000%	6/1/23	450	450
[1]	Lancaster School District GO	5.000%	6/1/24	250	254
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	85
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	152
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	506
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	381
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	263
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	362
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	857
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,155
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,457
	Lower Moreland Township School District GO	5.000%	11/1/23	520	524
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,204
	Lower Moreland Township School District GO	5.000%	11/1/25	520	547
[1]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,790
	Manheim Central School District GO	1.000%	5/1/24	75	73
	Manheim Central School District GO	1.000%	5/1/25	140	132
	Manheim Central School District GO	1.000%	5/1/26	60	55
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,215	1,231
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	264
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	460
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,450	2,461
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	634
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	571
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	980
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	326
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	509
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	427
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	383
[1,4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	3,985	3,985
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	6,000	6,000
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	780	762
	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	10,220	10,388
[4]	Montgomery County PA Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	9,835	9,835
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	823
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	775	803
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	140	145
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	205
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	156
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.420%	11/1/24	635	635
60

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/23	120	121
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	529
[2]	Northeastern School District/York County GO	2.000%	9/1/23	170	169
[2]	Northeastern School District/York County GO	1.000%	9/1/24	100	96
	Norwin School District GO	5.000%	4/1/24	300	305
[1]	Octorara Area School District GO	4.000%	4/1/24	470	473
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	376
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	165	167
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	279
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	265	270
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	264
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	460
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	170	175
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	414
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	552
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	247
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	338
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	344
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	522
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	328
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	531
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	12,260	12,260
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.230%	11/15/23	1,740	1,742
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.340%	11/15/25	1,750	1,733
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.440%	11/15/26	1,820	1,790
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	11/15/47	28,915	28,382
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	610	610
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	178
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,447
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	357
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	181
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	333
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,750	1,737
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.920%	5/4/23	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,110
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,213
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,428
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,271
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	165	163
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	330	332
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	185	188
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	333
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	109
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,616
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	209
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	261
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	115
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,496
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	200
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	131
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,176
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	266
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	159
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	175	188
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	119
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.890%	5/4/23	800	800
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	249
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	970
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	91
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,001
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	305
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	111
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,448
61

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	505
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,010
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	224
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,513
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	41
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	515
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	982
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	150	156
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	260
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	781
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	12/1/23	28,400	28,403
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	12/1/23	18,600	18,614
	Pequea Valley School District GO	2.000%	5/15/23	100	100
	Pequea Valley School District GO	3.000%	5/15/24	120	119
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	121
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	132
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	143
[1]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	210
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	625	638
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/24	500	511
[1]	Philadelphia Gas Works Co Natural Gas Revenue	5.000%	8/1/25	500	522
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,001
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,490	1,504
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	406
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	574
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	409
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	325
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,830
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,499
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	887
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	808
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	949
	Philadelphia PA GO	5.000%	8/1/23	60	60
	Philadelphia PA GO	5.000%	8/1/23	215	216
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,696
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	90	92
	Philadelphia School District GO	5.000%	9/1/23	25	25
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,130
	Philadelphia School District GO	5.000%	9/1/23	3,825	3,844
	Philadelphia School District GO	5.000%	9/1/23	2,130	2,140
	Philadelphia School District GO	5.000%	9/1/24	315	322
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,211
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,022
	Philadelphia School District GO	5.000%	9/1/24	40	41
	Philadelphia School District GO	5.000%	9/1/28	2,252	2,387
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	904
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	6,040	6,103
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	4,035	4,133
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,707
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	1,879
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	295
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	336
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	141
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	281
[1,3]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	9/1/40	16,975	16,978
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,718
	School District of Philadelphia GO	5.000%	9/1/27	115	124
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,042
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,512
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	252
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	619
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	375
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	112
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	175
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	168
[4]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	5,240	5,240
62

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	6/1/49	3,620	3,610
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	501
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	586
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	812
[2]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	296
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	401
[2]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	209
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/24	300	307
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	304
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/25	300	314
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/26	325	347
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/27	375	409
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,600
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	965
	Susquehanna Township School District GO	4.000%	5/15/23	500	500
	Susquehanna Township School District GO	4.000%	5/15/24	530	534
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	14,110	14,587
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	4.220%	2/15/24	41,710	41,712
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	155	157
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	615
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	795	794
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	645	644
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	404
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,256
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	135
	York County IDA Industrial Revenue PUT	4.100%	4/3/28	3,375	3,375
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,312
					594,821
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	35,007	35,054
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	17,406	16,489
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	66,214	67,460
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	70,962	73,958
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,494	3,694
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	4,895	4,945
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,705	1,722
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,586
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,515	1,539
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,449
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	610	619
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,595	2,595
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	100	100
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/23	1,325	1,326
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	465	465
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,145	2,147
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	3,065	3,091
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	3,225	3,300
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	7,015	7,308
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,415	1,481
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	27,490	26,113
					257,441
Rhode Island (0.2%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	505
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	519
	Providence RI GO	5.000%	1/15/24	165	167
	Providence RI GO	5.000%	1/15/25	250	257
	Providence RI GO	5.000%	1/15/26	250	262
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,510	4,691
	Rhode Island Commerce Corp. Fuel Sales Tax Revenue	5.000%	6/15/24	1,000	1,019
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	479
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	75	78
[4]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	3.960%	5/4/23	5,000	5,000
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	442
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	131
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	510
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	795	795
63

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	10
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,972
[2]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,050	1,070
[2]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	635	676
[4]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/4/23	11,605	11,605
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	135	136
					30,324
South Carolina (0.9%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/23	25	25
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,905	2,939
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	50	50
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	101
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	885	911
[4]	Green Ville Health System Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	5/4/23	1,310	1,310
	Greenville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	7,682	7,907
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,588
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,123
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,180	2,270
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,977
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	352
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	52,780	52,871
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	762
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,187
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	2,678
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,195	1,212
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	31,532
[4,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/1/23	14,300	14,300
[4,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.790%	5/4/23	3,455	3,455
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	378
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	300	302
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	50	50
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	446
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	1,999
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	195
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,044
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	653
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	261
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	418
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	415	441
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	315	334
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	319
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	504
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	539
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	546
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	655
[2,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.980%	5/4/23	3,820	3,820
[2,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.980%	5/4/23	3,565	3,565
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.980%	5/4/23	12,000	12,000
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	100	101
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	115	116
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	120	124
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	45	46
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	51
	South Carolina Public Service Authority Miscellaneous Revenue, ETM	5.000%	12/1/23	100	101
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	110	115
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/23	875	884
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	435	441
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	5,315	5,452
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	105	106
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	508
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	370
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	670	695
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	596
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	298
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	208
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,085
					169,336
64

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Revenue, Prere.	5.000%	6/1/23	1,900	1,902
	South Dakota Health & Educational Facilities Authority Appropriations Revenue	5.000%	8/1/27	725	758
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	191
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	153
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	505
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	266
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	297
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,060	5,118
	South Dakota State Building Authority Lease (Appropriation) Revenue	5.000%	6/1/26	500	533
					9,723
Tennessee (2.1%)
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	3.980%	5/4/23	11,048	11,047
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	67
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	578
	Franklin TN GO	5.000%	6/1/24	1,000	1,021
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	915	917
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	2,655
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,605	1,607
[5]	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.930%	5/4/23	43,800	43,800
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	50
	Knox County TN GO	5.000%	6/1/23	1,155	1,157
	Knox County TN GO	5.000%	6/1/23	2,145	2,148
	Knox County TN GO	5.000%	6/1/24	1,540	1,572
	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue	3.400%	12/1/23	2,650	2,640
	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,847
	Memphis TN GO	5.000%	11/1/23	110	111
	Memphis TN GO	5.000%	4/1/26	2,510	2,615
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,249
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,697
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	742
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	270	269
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	169
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	167
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	13,281	13,614
	Metropolitan Government of Nashville & Davidson County TN CP	3.650%	6/13/23	11,750	11,749
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	195	195
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	50	50
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	275	276
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	395	396
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	4,491
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/25	11,140	11,332
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,570
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	450	471
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	85	85
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/26	500	535
[4,5]	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board College & University Revenue (Vanderbilt University Medical Center) TOB VRDO	3.940%	5/4/23	3,930	3,930
[4,5]	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board College & University Revenue (Vanderbilt University Medical Center) TOB VRDO	3.940%	5/4/23	6,310	6,310
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.080%	5/10/23	6,000	5,999
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.400%	5/17/23	12,000	11,999
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,199
	Montgomery County TN GO	4.000%	4/1/25	500	500
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,228
	Rutherford County TN GO	5.000%	4/1/24	1,875	1,908
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	3.740%	5/1/23	25,785	25,785
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	3.980%	5/4/23	12,500	12,500
	Shelby County TN GO	5.000%	4/1/24	7,295	7,416
	Shelby County TN GO	5.000%	4/1/25	7,790	8,099
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/24	575	584
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	600	615
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/26	750	776
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/27	750	791
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/28	1,100	1,168
65

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	33,970	34,504
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	1,750	1,750
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	35
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	127
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	256
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	206
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	81,940	81,940
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,040	5,041
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	30,000	31,207
	Tennessee GO	5.000%	11/1/25	2,660	2,810
	Tennessee GO	5.000%	8/1/26	850	894
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	509
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	234
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	270
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	269
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	220
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	2,856
					383,949
Texas (10.8%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	16,396
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.375%	9/1/23	5,000	5,000
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,345
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,672
	Alamo Community College District GO	5.000%	2/15/26	7,885	8,354
[19]	Aledo Independent School District GO	5.000%	2/15/24	435	441
[19]	Aledo Independent School District GO	5.000%	2/15/24	180	183
[19]	Alief Independent School District GO	5.000%	2/15/26	1,070	1,135
[19]	Alvin TX Independent School District GO	5.000%	2/15/25	685	710
[19]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,250
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	301
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	390	388
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	388
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,254
	Arlington TX GO	5.000%	8/15/23	1,000	1,005
	Arlington TX GO	5.000%	8/15/23	1,495	1,503
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	226
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	306
[19]	Austin Independent School District GO	5.000%	8/1/23	20,000	20,089
[19]	Austin Independent School District GO	5.000%	8/1/24	1,750	1,793
[19]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,573
[19]	Austin Independent School District GO	5.000%	8/1/26	580	623
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	4,645	4,648
	Austin TX GO	5.000%	9/1/23	1,145	1,152
	Austin TX GO	5.000%	9/1/23	990	996
	Austin TX GO	5.000%	11/1/23	1,615	1,630
	Austin TX GO	5.000%	5/1/24	1,615	1,645
	Austin TX GO	5.000%	9/1/24	1,300	1,334
	Austin TX GO	5.000%	9/1/24	1,600	1,642
	Austin TX GO	5.000%	11/1/24	1,670	1,720
	Austin TX GO	5.000%	5/1/25	1,665	1,738
	Austin TX GO	5.000%	9/1/25	1,000	1,052
	Austin TX GO	5.000%	9/1/25	1,160	1,220
	Austin TX GO	5.000%	11/1/25	1,720	1,817
	Austin TX GO	5.000%	5/1/26	1,715	1,834
	Austin TX GO	5.000%	9/1/26	1,160	1,251
	Austin TX GO	5.000%	9/1/27	1,000	1,069
	Austin TX GO, ETM	5.000%	9/1/23	10	10
	Austin TX GO, ETM	5.000%	9/1/24	15	15
	Austin TX GO, ETM	5.000%	9/1/25	10	10
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	95	96
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	72
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/25	1,000	1,055
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,485
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/23	110	111
[19]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	507
	Baytown TX GO	5.000%	2/1/24	1,115	1,130
[19]	Beaumont Independent School District GO	5.000%	2/15/25	175	181
66

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/24	250	255
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	364
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	320
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	462
[19]	Belton Independent School District GO	5.000%	2/15/26	1,500	1,591
	Bexar County TX GO	5.000%	6/15/23	1,885	1,889
	Bexar County TX GO	5.000%	6/15/24	385	393
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	24,900
	Bexar County TX GO, Prere.	5.125%	6/15/23	115	115
[19]	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,365
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	195	196
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	159
[19]	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,416
[19]	Bullard Independent School District GO PUT	2.750%	8/15/25	4,840	4,797
[19]	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	316
[19]	Burnet Consolidated Independent School District GO	5.000%	8/1/24	500	512
[19]	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	3,953
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,198
[19]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	494
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	783
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	133
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	908
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	9,185	9,335
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,511
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,770	5,514
[19]	Channelview Independent School District GO	5.000%	8/15/24	3,615	3,702
[19]	Clear Creek Independent School District GO	5.000%	2/15/24	530	537
[19]	Clear Creek Independent School District GO	5.000%	2/15/24	950	963
[19]	Clear Creek Independent School District GO	5.000%	2/15/25	580	601
[19]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,414
[19]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,520	2,392
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	325	326
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	390	392
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	742
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	479
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	490	521
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	535	579
[1]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.890%	7/1/31	1,350	1,350
[4,5]	Collin County Housing Finance Corp. Multi Family Housing Revenue TOB VRDO	4.160%	5/4/23	15,400	15,400
	Collin County TX GO	5.000%	2/15/25	1,705	1,769
	Collin County TX GO	5.000%	2/15/26	1,000	1,059
[19]	Comal Independent School District GO	5.000%	2/1/24	2,860	2,900
[19]	Comal Independent School District GO	5.000%	2/1/25	1,510	1,566
[19]	Conroe Independent School District GO	5.000%	2/15/25	2,035	2,109
[19]	Conroe Independent School District GO	5.000%	2/15/25	800	813
	Corpus Christi TX GO	5.000%	3/1/24	920	934
	Corpus Christi TX GO	5.000%	3/1/25	890	923
	Corpus Christi TX GO	5.000%	3/1/25	985	1,022
	Corpus Christi TX GO	5.000%	3/1/26	1,025	1,086
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	339
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	213
[19]	Cotulla TX Independent School District GO	5.000%	2/15/27	1,305	1,416
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	100	101
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,068
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	125	127
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,495	1,586
[19]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,405	8,035
[19]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,415	11,868
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,020
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	459
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	425	438
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,633
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,040
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,270	2,390
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	25	26
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	105
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	14,200	14,949
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	23,105	24,323
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,300	2,421
67

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,160	2,274
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,530	1,611
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,613
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	191
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,450
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	202
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,094
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,656
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	7,527
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,460
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/1/23	3,750	3,734
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	3,475	3,451
[19]	Dallas Independent School District GO	5.000%	8/15/23	905	910
[19]	Dallas Independent School District GO	5.000%	8/15/24	55	56
[19]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,633
[19]	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,351
	Dallas TX GO	5.000%	2/15/24	55	56
	Dallas TX GO	5.000%	2/15/24	15,525	15,764
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	510
[19]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,567
[19]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,500	1,604
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,792
	Denton County TX GO	5.000%	7/15/24	1,145	1,171
	Denton County TX GO	5.000%	7/15/25	1,000	1,021
[12]	Denton County TX GO	5.000%	7/15/25	2,365	2,473
[12]	Denton County TX GO	5.000%	7/15/26	1,200	1,282
[19]	Denton Independent School District GO PUT	2.000%	8/1/24	5,175	5,069
[19]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/44	685	675
[19]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/44	1,015	1,000
[19]	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,331
[19]	Denton Independent School District GO, Prere.	4.000%	2/15/25	500	509
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	9,669
[19]	Dickinson Independent School District GO PUT	0.250%	8/1/23	6,000	5,940
[19]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	739
[19]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	708
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	854
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	785
[19]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	36,240
	Ector County Hospital District GO	5.000%	9/15/24	670	677
	Ector County Hospital District GO	5.000%	9/15/25	500	510
	El Paso TX GO	5.000%	8/15/23	370	372
	El Paso TX GO	5.000%	8/15/23	455	457
	El Paso TX GO	5.000%	8/15/24	155	158
	El Paso TX GO	5.000%	8/15/24	350	358
	El Paso TX GO	5.000%	8/15/24	480	491
	El Paso TX GO	5.000%	8/15/24	20	20
	El Paso TX GO	5.000%	8/15/25	960	1,004
	El Paso TX GO	5.000%	8/15/25	500	523
	El Paso TX GO	5.000%	8/15/25	750	785
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	572
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	174
	Fort Bend County TX GO	5.000%	3/1/24	215	218
	Fort Bend County TX GO	5.000%	3/1/24	725	736
	Fort Bend County TX GO	5.000%	3/1/25	200	207
	Fort Bend County TX GO	5.000%	3/1/25	500	518
	Fort Bend County TX GO	5.000%	3/1/25	400	415
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,132
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	508
[19]	Fort Bend Independent School District GO	5.000%	8/15/24	400	410
[19]	Fort Bend Independent School District GO PUT	3.000%	8/1/23	9,350	9,326
[19]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	16,655	16,361
[19]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,935	2,762
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,591
[19]	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,029
[19]	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,197
[19]	Fort Worth Independent School District GO	5.000%	2/15/26	120	125
	Fort Worth TX GO	5.000%	3/1/24	6,490	6,590
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,190
[19]	Frisco Independent School District GO	5.000%	8/15/24	1,280	1,312
68

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Frisco Independent School District GO	5.000%	8/15/26	1,260	1,336
	Frisco TX GO	5.000%	2/15/25	920	921
[19]	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,719
[19]	Garland Independent School District GO	5.000%	2/15/25	1,955	2,028
[19]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,741
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,870	4,085
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/24	510	522
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/26	1,290	1,374
[1,4]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	3.960%	5/4/23	19,200	19,200
[19]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	2,890	2,629
[19]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,110
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	51,690	51,986
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	22,000	22,160
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	53,650	54,095
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	9,488
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	227
[2]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,307
[19]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,366
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	701
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	25	25
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,258
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,700
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,049
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	985	1,031
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	17,750	18,139
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	1,440	1,475
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,910	4,004
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,759
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	750	798
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,465	4,749
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	4.430%	12/1/49	1,315	1,307
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	4.710%	7/1/49	545	535
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	9,750	9,750
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,750	3,750
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,750	3,750
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	4.043%	11/15/46	3,500	3,500
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,176
	Harris County Flood Control District GO	4.000%	10/1/23	2,140	2,148
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,524
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,577
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	1,830
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	200	205
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	11,748
[1]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	2,525	2,525
	Harris County TX GO	5.000%	8/15/23	3,280	3,297
	Harris County TX GO	5.000%	10/1/24	5,640	5,800
	Harris County TX GO	5.000%	10/1/28	3,600	3,778
	Harris County TX Highway Revenue	5.000%	8/15/23	130	131
	Harris County TX Highway Revenue	5.000%	8/15/24	295	303
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	103
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/26	4,400	3,856
[4]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	110	104
	Hidalgo County TX GO	5.000%	8/15/25	570	596
	Hidalgo County TX GO	5.000%	8/15/26	500	535
	Houston Community College System GO	5.000%	2/15/24	1,720	1,746
	Houston Community College System GO	5.000%	2/15/25	1,855	1,921
	Houston Community College System GO	5.000%	2/15/25	6,535	6,767
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,574
[19]	Houston Independent School District GO	5.000%	2/15/24	295	299
[19]	Houston Independent School District GO	5.000%	2/15/24	115	117
[19]	Houston Independent School District GO	5.000%	2/15/26	1,770	1,875
[19]	Houston Independent School District GO PUT	4.000%	6/1/23	5,345	5,347
[19]	Houston Independent School District GO PUT	4.000%	6/1/23	12,685	12,691
[19]	Houston Independent School District GO PUT	3.000%	6/1/24	6,335	6,311
[19]	Houston Independent School District GO PUT	3.500%	6/1/25	6,000	6,004
[19]	Houston Independent School District GO PUT	4.000%	6/1/25	3,355	3,418
69

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	315	315
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	595	605
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	2,940	2,993
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	225	232
	Houston TX GO	5.000%	3/1/24	165	168
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	280	281
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	126
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	142
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	144
[19]	Irving Independent School District GO	5.000%	2/15/24	1,975	2,004
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/25	1,000	1,048
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	729
[19]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	6,898
[19]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	180	184
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/26	125	116
[19]	Katy Independent School District GO	5.000%	2/15/24	115	115
	Kaufman County TX GO	5.000%	2/15/24	215	218
	Kaufman County TX GO	5.000%	2/15/24	120	122
[19]	Klein Independent School District GO	5.000%	2/1/24	1,000	1,014
[19]	Klein Independent School District GO	5.000%	8/1/24	40	41
[19]	La Joya Independent School District GO	5.000%	2/15/24	2,765	2,802
[19]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,107
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/24	265	267
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/26	530	542
[19]	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,704
[19]	Laredo Independent School District GO	5.000%	8/1/25	1,185	1,241
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,632
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	119
[19]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	369
[19]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,451
[19]	Leander Independent School District GO, Prere.	0.000%	8/15/24	51,355	13,215
[19]	Leander Independent School District GO, Prere.	0.000%	8/15/24	11,270	3,084
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/43	9,487	9,763
[19]	Lewisville Independent School District GO	5.000%	8/15/25	1,870	1,961
[12,19]	Lewisville Independent School District GO	5.000%	8/15/25	7,580	7,945
[19]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,467
[12,19]	Lewisville Independent School District GO	5.000%	8/15/26	4,500	4,823
[12,19]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,735
[19]	Little Elm Independent School District GO	5.000%	8/15/23	950	955
[19]	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,025
[19]	Little Elm Independent School District GO PUT	0.680%	8/15/25	835	792
	Lone Star College System GO	5.000%	2/15/24	300	304
	Lone Star College System GO	5.000%	2/15/25	1,025	1,064
	Lone Star College System GO	5.000%	2/15/25	10,000	10,380
[19]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	402
[19]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	568
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	200
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,559
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,167
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,292
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	905	966
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/23	1,195	1,196
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,550	1,616
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,470	1,600
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,755	3,757
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	310	316
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	509
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,785	1,819
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	920	959
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	443
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,100
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,131
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	75	75
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	545	555
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	40	41
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	120	125
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,591
	Lubbock TX GO	5.000%	2/15/24	1,000	1,014
	Lubbock TX GO	5.000%	2/15/25	1,170	1,212
70

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	674
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	543
	Mainland College GO	5.000%	8/15/23	500	502
	Mainland College GO	5.000%	8/15/24	275	281
	Mansfield TX GO	5.000%	2/15/25	1,000	1,037
	McKinney TX GO	5.000%	8/15/24	225	230
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	397
[1]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	679
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	273
	Midland County Hospital District GO	5.000%	5/15/25	365	380
	Midland County Hospital District GO	5.000%	5/15/26	820	872
	Midland TX GO	5.000%	3/1/24	1,685	1,711
[19]	Midlothian Independent School District GO	5.000%	2/15/24	500	507
[19]	Midlothian Independent School District GO	5.000%	2/15/25	365	378
[19]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,270	7,109
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	170	166
[19]	Midway Independent School District GO	5.000%	8/15/23	325	327
[19]	Nederland Independent School District GO	5.000%	8/15/24	95	97
[19]	Nederland Independent School District GO	5.000%	8/15/26	1,905	2,044
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,287
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,356
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,120
	New Braunfels TX Utility System Electric Power & Light Revenue CP	3.250%	5/9/23	7,500	7,499
[19]	New Caney Independent School District GO	5.000%	2/15/24	100	101
[19]	New Caney Independent School District GO PUT	1.250%	8/15/24	10,395	10,072
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	633
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,902
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,653
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,090	1,181
[19]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	100
[19]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	106
[19]	North East TX Independent School District GO	5.000%	8/1/23	500	502
[19]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,066
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,431
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	2,180	2,246
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	710
[2,4]	North FT Bend Water Authority Water Revenue TOB VRDO	3.970%	5/4/23	2,305	2,305
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,079
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	2,140	2,176
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	2,300	2,409
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	190	192
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,593
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	140	140
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	110	110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	445	451
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	5,550
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	6,335
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,000	5,158
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,735	1,790
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	495	496
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,150	2,173
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,750	1,847
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,770	1,790
[10]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	430	452
[19]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,366
[19]	Northside Independent School District GO PUT	2.750%	8/1/23	18,910	18,842
[19]	Northside Independent School District GO PUT	1.600%	8/1/24	21,880	21,261
[19]	Northside Independent School District GO PUT	0.700%	6/1/25	14,045	13,241
[19]	Northside Independent School District GO PUT	2.000%	6/1/27	1,315	1,248
[12,19]	Northside Independent School District PUT GO	3.000%	8/1/26	25,325	25,216
[19]	Northwest Independent School District GO	5.000%	2/15/24	105	106
[19]	Pasadena Independent School District GO PUT	1.500%	8/15/24	18,425	17,888
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	210	215
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	105	107
71

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	225	230
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	2,024
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/28	4,765	4,970
[19]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	5,045	5,023
[19]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/24	975	988
	Pflugerville TX GO	5.000%	8/1/23	400	402
	Pflugerville TX GO	5.000%	8/1/23	650	653
	Pflugerville TX GO	5.000%	8/1/24	765	784
	Pflugerville TX GO	5.000%	8/1/24	600	615
	Pflugerville TX GO	5.000%	8/1/25	390	408
	Pflugerville TX GO	5.000%	8/1/25	620	648
	Pflugerville TX GO	5.000%	8/1/28	1,000	1,117
[19]	Plano Independent School District GO	5.000%	2/15/24	65	66
[19]	Port Arthur Independent School District GO, Prere.	5.000%	2/15/25	150	156
[19]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	5,949
[19]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,660	6,887
[19]	Prosper Independent School District GO	5.000%	2/15/26	945	1,003
[19]	Prosper Independent School District GO PUT	2.000%	8/15/23	6,980	6,940
[19]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,410	7,374
[19]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,925
[19]	Richardson Independent School District GO	5.000%	2/15/27	1,065	1,130
[19]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	546
[19]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	819
[19]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	566
	Rockland County TX GO	5.000%	2/1/24	425	431
[19]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	425	440
[19]	Round Rock Independent School District GO	5.000%	8/1/23	100	100
[19]	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,638
[19]	Round Rock Independent School District GO	5.000%	8/1/24	325	333
[19]	Round Rock Independent School District GO	5.000%	8/1/25	500	523
	Sabine-Neches Navigation District GO	5.000%	2/15/25	1,000	1,035
	Sabine-Neches Navigation District GO	5.000%	2/15/26	1,000	1,057
	Sabine-Neches Navigation District GO	5.000%	2/15/27	1,000	1,080
	San Angelo TX GO	2.000%	2/15/24	5,335	5,253
	San Angelo TX GO	2.000%	2/15/25	2,720	2,654
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,350	2,374
[19]	San Antonio Independent School District GO	5.000%	8/15/26	1,000	1,046
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/25	2,535	2,651
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/26	3,875	4,136
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	127
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,114
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	125	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,115
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	260	275
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	260	281
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	14,560	14,194
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,810	13,463
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	10,545	10,054
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,467
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	122
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.870%	4.730%	2/1/48	42,500	42,501
	San Antonio TX GO	5.000%	8/1/23	9,035	9,076
	San Antonio TX GO	5.000%	2/1/24	210	213
	San Antonio TX GO	5.000%	2/1/26	535	554
	San Antonio TX GO CP	3.225%	7/13/23	31,000	30,961
	San Antonio TX GO CP	3.200%	8/3/23	7,500	7,489
[19]	San Antonio TX Independent School District GO	5.000%	2/15/24	140	142
[19]	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,429
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	455
	San Antonio Water System Water Revenue	5.000%	5/15/25	495	496
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	11,215	11,111
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,580	10,422
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	5/1/44	59,395	59,280
	San Patricio County TX GO	5.000%	4/1/24	100	102
	San Patricio County TX GO	5.000%	4/1/25	100	104
	San Patricio County TX GO	5.000%	4/1/26	150	159
	San Patricio County TX GO	5.000%	4/1/27	135	146
[19]	Sherman Independent School District GO PUT	2.000%	8/1/23	690	687
72

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	215	214
[19]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	355	354
[19]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	251
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	291
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	127
[1]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	158
[19]	Southwest Independent School District GO	5.000%	2/1/24	100	101
[19]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	7,047
[19]	Spring Independent School District GO	5.000%	8/15/23	680	683
[19]	Spring Independent School District GO	5.000%	8/15/24	605	620
[19]	Spring Independent School District GO	5.000%	8/15/25	500	524
[19]	Spring Independent School District GO	5.000%	8/15/26	500	536
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,243
	Tarrant County College District GO	5.000%	8/15/25	1,050	1,098
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	850	852
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	152
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	801
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	715
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	330
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,600	5,869
[3,4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	8/1/50	61,685	61,668
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	4,775	4,775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	200	200
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	325	327
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	100	100
	Tarrant County Hospital District GO	5.000%	8/15/24	850	871
	Tarrant County Hospital District GO	5.000%	8/15/25	425	445
[4]	Tarrant County Hospital District GO TOB VRDO	3.930%	5/4/23	3,545	3,545
[5]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.920%	5/4/23	5,545	5,545
	Tarrant County TX GO	5.000%	7/15/24	250	256
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	140	142
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	362
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	471
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	969
	Texas A&M University College & University Revenue	5.000%	5/15/24	410	418
	Texas A&M University College & University Revenue	5.000%	5/15/24	1,375	1,403
	Texas A&M University College & University Revenue	5.000%	5/15/24	170	173
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,646
	Texas A&M University College & University Revenue	5.000%	5/15/26	1,500	1,604
[19]	Texas City TX Independent School District GO	5.000%	8/15/23	595	598
[19]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,023
	Texas GO	5.000%	10/1/23	205	207
	Texas GO	5.000%	10/1/23	100	101
	Texas GO	5.000%	10/1/23	95	96
	Texas GO	5.000%	4/1/24	100	102
	Texas GO	5.000%	4/1/24	50	51
	Texas GO	5.000%	10/1/24	110	113
	Texas GO	5.000%	10/1/24	35	36
	Texas GO	5.000%	4/1/25	6,500	6,625
	Texas GO	5.000%	8/1/25	5,040	5,277
	Texas GO	5.000%	10/1/25	7,230	7,338
	Texas GO	5.000%	10/1/25	6,235	6,379
	Texas GO	5.000%	10/1/25	1,000	1,051
	Texas GO	5.000%	10/1/25	1,635	1,718
	Texas GO	5.000%	10/1/25	590	620
	Texas GO	5.000%	4/1/26	1,600	1,624
	Texas GO	5.000%	4/1/26	2,200	2,333
	Texas GO	4.000%	8/1/26	1,050	1,078
	Texas GO VRDO	3.940%	5/3/23	26,505	26,505
	Texas GO VRDO	4.050%	5/3/23	34,490	34,490
	Texas GO VRDO	4.050%	5/3/23	5,280	5,280
	Texas GO VRDO	4.050%	5/3/23	11,350	11,350
	Texas GO VRDO	3.750%	5/5/23	18,210	18,210
	Texas GO VRDO	3.750%	5/5/23	28,055	28,055
	Texas GO VRDO	3.800%	5/5/23	855	855
	Texas GO VRDO	3.950%	5/5/23	8,680	8,680
	Texas GO VRDO	3.950%	5/5/23	4,105	4,105
[5]	Texas GO VRDO	4.050%	5/5/23	120,610	120,610
73

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO, Prere.	5.000%	4/1/24	60	61
	Texas GO, Prere.	5.000%	4/1/24	55	56
	Texas GO, Prere.	5.000%	4/1/24	250	254
	Texas GO, Prere.	5.000%	4/1/24	120	122
	Texas GO, Prere.	5.000%	10/1/24	85	87
	Texas GO, Prere.	5.000%	10/1/24	35	36
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	500	503
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	2,670	2,677
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,960	1,975
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	960	974
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,367
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	1,725	1,781
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,465	1,525
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	135
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	177
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	255
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	269
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,062
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,511
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,225	1,219
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	652
[1,4]	Texas State Technical College & University Revenue TOB VRDO	4.060%	5/5/23	6,840	6,840
	Texas State University System College & University Revenue	5.000%	3/15/26	870	882
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	24,910
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	51
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	145	148
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,380	2,498
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,254
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,007
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,651
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,035
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	51
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,119
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,561
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	911
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,100
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,790
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,700	1,808
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,071
	Texas Water Development Board Water Revenue	5.000%	8/1/26	2,475	2,651
	Texas Water Development Board Water Revenue	5.000%	10/15/26	1,500	1,614
[19]	Texas Water Development Board Water Revenue PUT	2.750%	8/15/25	1,050	1,050
[19]	Tomball Independent School District GO PUT	0.450%	8/15/23	5,020	4,964
[19]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,235
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,528
	Travis County TX GO	5.000%	3/1/27	3,000	3,107
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,988
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,677
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,709
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	3,905	4,089
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	90
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
[19]	United TX Independent School District GO	5.000%	8/15/23	3,415	3,432
[19]	United TX Independent School District GO	5.000%	8/15/24	435	446
[19]	United TX Independent School District GO, Prere.	4.000%	8/15/23	100	100
	University of Houston College & University Revenue	5.000%	2/15/26	1,300	1,378
	University of North Texas System College & University Revenue	5.000%	4/15/26	1,000	1,063
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,080
	University of Texas System College & University Revenue	5.000%	8/15/23	210	211
	University of Texas System College & University Revenue	5.375%	8/15/23	140	141
	University of Texas System College & University Revenue	5.000%	8/15/24	705	723
	University of Texas System College & University Revenue	5.000%	8/15/24	340	349
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,114
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	604
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	589
[19]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,006
[19]	Wichita Falls Independent School District GO	4.000%	2/1/25	650	661
[19]	Willis Independent School District GO	2.000%	2/15/24	325	321
[19]	Willis Independent School District GO	4.000%	2/15/25	400	407
74

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,208
[19]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,605
[19]	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,233
[19]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,582
					1,974,288
Utah (0.4%)
	Canyons School District GO	5.000%	6/15/23	3,545	3,553
	Davis School District (Utah School Board Guaranty Program) GO	5.000%	6/1/23	810	811
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,269
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	3,525	3,779
[4]	Intermountain Power Agency Electric Power & Light Revenue TOB VRDO	3.890%	5/4/23	8,420	8,420
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,029
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	684
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,050
	University of Utah College & University Revenue	5.000%	8/1/24	705	723
	Utah County Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	10,925	11,585
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	3,315	3,356
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	13,870	14,163
	Utah GO	5.000%	7/1/23	50	50
	Utah GO	5.000%	7/1/24	25	26
	Utah GO	5.000%	7/1/24	50	51
	Utah GO	5.000%	7/1/24	2,500	2,557
	Utah GO	5.000%	7/1/24	20	20
	Utah GO	5.000%	7/1/25	3,000	3,144
[13]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,758
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	227
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,021
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/23	250	250
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	519
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	647
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	115	117
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	266
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	585	611
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,365	1,426
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/23	725	725
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	630	682
					70,519
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	332
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	472
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	595	609
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	631
					2,044
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	405	411
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	1,005	1,024
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	1,510	1,543
					2,978
Virginia (1.5%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	396
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	891
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	401
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	269
[4]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	5/4/23	12,235	12,235
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,785	67,266
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,120
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	132
	Commonwealth of Virginia GO	4.000%	6/1/23	225	225
	Commonwealth of Virginia GO	5.000%	6/1/23	275	275
	Fairfax County Economic Development Authority Special Tax Revenue	5.000%	4/1/25	1,915	1,994
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/25	1,175	1,224
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	15,656
	Fairfax County VA GO	5.000%	10/1/23	100	101
	Fairfax County VA GO	5.000%	4/1/24	50	51
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,774
	Fairfax County VA GO	5.000%	10/1/25	1,360	1,434
	Fairfax County VA GO	4.000%	10/1/26	5,000	5,221
	Fairfax County VA GO, Prere.	4.000%	10/1/24	3,235	3,286
75

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,570
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,736
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,021
	Halifax County IDA Electric & Power Revenue PUT	1.650%	5/31/24	2,040	1,978
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	56
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	35,480	37,946
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	686
	Harrisonburg VA GO	5.000%	7/15/24	3,790	3,879
	Henrico County VA Water & Sewer County Water Revenue, Prere.	5.000%	5/1/26	6,570	7,009
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	2,000	2,134
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	605	602
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	421
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.850%	5/5/23	1,905	1,905
	Loudoun County VA GO	5.000%	12/1/24	11,030	11,382
	Loudoun County VA GO	5.000%	12/1/25	6,965	7,368
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	1,070	982
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,991
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	869
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	665
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	437
	Newport News VA GO	5.000%	7/15/24	40	41
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,558
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.000%	9/1/23	70	70
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	825	822
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	743
	Suffolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	4.125%	5/1/23	10,500	10,500
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	2,000
	Virginia Beach VA GO	5.000%	7/15/23	2,755	2,765
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,464
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,575
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	20
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	13,500	13,978
	Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,061
	Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	1,810
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	327
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	434
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	2,892
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	210	210
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	158
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/26	1,725	1,842
	Virginia Commonwealth Transportation Board Appropriations Revenue GAN	5.000%	3/15/26	1,340	1,425
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	160	161
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	155	158
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	128
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,040	3,160
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	151
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	195	196
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	92
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	200	205
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/23	180	181
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	358
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	2,862
	Virginia Resources Authority Lease Revenue	5.000%	11/1/26	2,290	2,404
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,956
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	447
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	214
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	220
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	329
[4,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.110%	5/4/23	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,409
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,991
					277,765
Washington (2.2%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	2,720	2,864
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.060%	11/1/45	5,305	5,177
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/1/45	35,775	35,778
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,526
	Discovery Clean Water Alliance Sewer Revenue	5.000%	12/1/25	1,475	1,555
76

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	150	150
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	185	187
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	400	401
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	200	201
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	128
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	389
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,295	4,386
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	45	46
	Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/26	700	749
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,420	14,312
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	14,876
[4]	Grant County WA GO TOB VRDO	3.900%	5/4/23	2,630	2,630
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	208
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	139
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	134
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	77
	King County School District No. 403 Renton GO	5.000%	12/1/24	2,000	2,062
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	1,874
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	40
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	96
	King County School District No. 411 Issaquah GO	5.000%	12/1/25	1,500	1,584
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	3,000	3,244
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	854
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,046
	King County WA GO	5.000%	12/1/24	1,095	1,130
	King County WA GO	5.000%	12/1/25	1,000	1,010
	King County WA GO	5.000%	12/1/27	1,105	1,166
	King County WA Sewer Revenue	5.000%	7/1/24	70	72
	King County WA Sewer Revenue PUT	0.625%	1/1/24	6,175	6,040
	King County WA Sewer Revenue PUT	0.875%	1/1/26	955	881
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.090%	1/1/40	32,000	31,167
	Kirkland WA GO	5.000%	12/1/23	640	647
	Kirkland WA GO	5.000%	12/1/24	670	692
	Kirkland WA GO	5.000%	12/1/25	700	741
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	41
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,150
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,223
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,462
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	5,000	5,250
	Port of Seattle WA GO	5.000%	1/1/24	350	354
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,605	1,604
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	3,977
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/28	1,000	1,056
	Seattle WA GO	5.000%	8/1/24	100	103
	Seattle WA GO	5.000%	11/1/24	2,200	2,268
	Seattle WA GO	5.000%	12/1/25	5,035	5,329
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/23	65	65
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	87
[3]	Seattle WA Municipal Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.350%	11/1/46	1,960	1,960
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	175	177
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	5/1/45	4,875	4,748
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.350%	11/1/46	3,500	3,500
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	1,962
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	711
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,192
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,575
	University of Washington College & University Revenue PUT	4.000%	8/1/27	10,875	11,290
	Washington COP	5.000%	7/1/23	11,950	11,982
	Washington GO	5.000%	6/1/23	1,500	1,502
	Washington GO	4.000%	7/1/23	900	901
	Washington GO	5.000%	7/1/23	160	160
	Washington GO	5.000%	7/1/23	2,215	2,222
	Washington GO	5.000%	8/1/23	15	15
	Washington GO	5.000%	8/1/23	300	301
	Washington GO	5.000%	1/1/24	3,800	3,848
77

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	1/1/24	4,655	4,714
	Washington GO	5.000%	6/1/24	1,625	1,659
	Washington GO	5.000%	7/1/24	45	46
	Washington GO	5.000%	7/1/24	15,220	15,553
	Washington GO	5.000%	7/1/24	1,000	1,004
	Washington GO	5.000%	7/1/24	20,000	20,437
	Washington GO	5.000%	8/1/24	550	552
	Washington GO	5.000%	8/1/24	40	41
	Washington GO	5.000%	8/1/24	50	51
	Washington GO	5.000%	8/1/24	45	46
	Washington GO	5.000%	7/1/25	565	568
	Washington GO	5.000%	7/1/25	30,000	31,365
	Washington GO	5.000%	8/1/25	1,230	1,288
	Washington GO	5.000%	2/1/26	1,500	1,507
	Washington GO	5.000%	2/1/26	1,065	1,129
	Washington GO	4.000%	7/1/26	30,000	31,163
	Washington GO	5.000%	7/1/26	10,000	10,705
[12]	Washington GO	5.000%	7/1/26	14,965	16,012
	Washington GO	5.000%	8/1/26	500	536
	Washington GO	5.000%	2/1/28	3,000	3,104
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	250	251
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,010	1,016
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	126
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	153
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,960
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	233
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	421
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,030	7,093
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,175	1,221
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	3,185	3,185
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.260%	1/1/35	4,655	4,657
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/27	1,160	1,254
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	496
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	510	508
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	895	848
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	1,525	1,640
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.410%	12/1/48	5,000	4,996
	Washington State University College & University Revenue	5.000%	10/1/23	350	352
[2]	Western Washington University College & University Revenue	4.000%	4/1/24	250	252
					404,541
West Virginia (0.2%)
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	138
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,450	1,436
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,220	10,043
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,850	3,504
	West Virginia GO	5.000%	6/1/24	615	628
	West Virginia GO	5.000%	12/1/24	645	666
	West Virginia GO	5.000%	6/1/25	1,275	1,327
	West Virginia GO	5.000%	12/1/25	1,335	1,404
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,573
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,885	1,912
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/1/23	1,500	1,500
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,235
					31,366
Wisconsin (1.8%)
[1]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,028
	Eau Claire County WI GO	5.000%	9/1/23	370	372
	Eau Claire County WI GO	5.000%	9/1/24	395	405
[4,12]	Gibraltar Area School District Miscellaneous Revenue BAN	4.500%	11/15/23	14,900	14,920
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,017
	Madison WI GO	3.000%	10/1/23	8,040	8,034
	Madison WI GO	4.000%	10/1/24	7,100	7,207
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,124
[1]	Milwaukee WI GO	5.000%	4/1/24	7,150	7,256
[1]	Milwaukee WI GO	5.000%	4/1/25	7,220	7,441
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,315
78

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Milwaukee WI GO	5.000%	4/1/25	2,585	2,664
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,379
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,047
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,706
[1]	Milwaukee WI GO	5.000%	4/1/26	7,225	7,583
[2]	Milwaukee WI GO	5.000%	4/1/26	2,600	2,729
[2]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,401
[2]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,434
	Monroe School District Miscellaneous Revenue	4.000%	6/14/23	36,200	36,200
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,728
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	237
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	425
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	247
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	432
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	621
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	12,010	12,041
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	160	160
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	277
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	655	664
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	540	553
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	474
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	285
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	463
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/23	450	451
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,373
	Sauk Prairie School District GO	5.000%	3/1/24	200	203
	Waukesha WI GO	5.000%	10/1/23	185	186
	Waukesha WI GO	2.000%	10/1/24	900	880
	Waukesha WI GO	2.000%	10/1/25	1,335	1,277
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,706
	Wisconsin Appropriations Revenue	5.000%	5/1/24	40	41
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	500	501
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	51
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	375	384
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	1,180	1,204
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	665
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	153
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/26	915	954
	Wisconsin GO	4.000%	5/1/23	250	250
	Wisconsin GO	5.000%	5/1/23	100	100
	Wisconsin GO	5.000%	5/1/24	350	350
	Wisconsin GO	5.000%	5/1/24	27,985	28,522
	Wisconsin GO	5.000%	5/1/24	65	66
	Wisconsin GO	5.000%	5/1/24	13,300	13,555
	Wisconsin GO	5.000%	11/1/24	205	211
	Wisconsin GO	4.000%	5/1/25	100	101
	Wisconsin GO	5.000%	5/1/25	245	252
	Wisconsin GO	5.000%	5/1/27	4,320	4,511
	Wisconsin GO	5.000%	11/1/27	1,225	1,341
	Wisconsin GO, Prere.	5.000%	5/1/23	260	260
	Wisconsin GO, Prere.	5.000%	5/1/23	185	185
[3]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.280%	5/1/25	5,055	5,041
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	160	159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	335
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,124
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	230	243
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,335	3,412
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	505	520
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,660	9,787
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,389
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,666
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	4,820	5,098
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,785	2,940
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/4/23	6,375	6,375
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	5,000	5,000
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.880%	5/5/23	88	88
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,125	4,136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/15/23	1,000	1,006
79

Ultra Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.040%	8/15/54	6,280	6,080
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	8/15/54	2,950	2,952
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	42,000	42,156
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,740	1,703
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,850	1,777
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,500	1,413
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,274
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue, PUT SIFMA Municipal Swap Yield	4.010%	12/2/24	4,020	4,003
[4]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	4.010%	5/4/23	6,000	6,000
					322,279
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	781
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	773
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	130
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	221
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	183
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	108
					2,196
Total Tax-Exempt Municipal Bonds (Cost $18,331,843)					18,081,660
80

Ultra Short-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[20]	Vanguard Municipal Cash Management Fund (Cost $237,942)	3.603%	2,379,381	237,962
Total Investments (100.6%) (Cost $18,569,785)				18,319,622
Other Assets and Liabilities—Net (-0.6%)				(115,648)
Net Assets (100%)				18,203,974
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $3,286,301,000, representing 18.1% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Securities with a value of $7,061,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Security value determined using significant unobservable inputs.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Step bond.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	3,160	651,478	6,359

Short Futures Contracts
5-Year U.S. Treasury Note	June 2023	(2,855)	(313,314)	(6,965)
				(606)

See accompanying Notes, which are an integral part of the Financial Statements.
81

Ultra Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,331,843)	18,081,660
Affiliated Issuers (Cost $237,942)	237,962
Total Investments in Securities	18,319,622
Investment in Vanguard	661
Cash	4,328
Receivables for Investment Securities Sold	26,933
Receivables for Accrued Income	186,715
Receivables for Capital Shares Issued	7,534
Other Assets	770
Total Assets	18,546,563
Liabilities
Payables for Investment Securities Purchased	293,290
Payables for Capital Shares Redeemed	38,667
Payables for Distributions	9,494
Payables to Vanguard	701
Variation Margin Payable—Futures Contracts	437
Total Liabilities	342,589
Net Assets	18,203,974
At April 30, 2023, net assets consisted of:

Paid-in Capital	18,522,151
Total Distributable Earnings (Loss)	(318,177)
Net Assets	18,203,974

Investor Shares—Net Assets
Applicable to 40,999,828 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	640,210
Net Asset Value Per Share—Investor Shares	$15.61

Admiral Shares—Net Assets
Applicable to 1,124,805,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,563,764
Net Asset Value Per Share—Admiral Shares	$15.61

See accompanying Notes, which are an integral part of the Financial Statements.
82

Ultra Short-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	214,371
Total Income	214,371
Expenses
The Vanguard Group—Note B
Investment Advisory Services	463
Management and Administrative— Investor Shares	520
Management and Administrative— Admiral Shares	7,207
Marketing and Distribution— Investor Shares	25
Marketing and Distribution— Admiral Shares	523
Custodian Fees	118
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	29
Trustees’ Fees and Expenses	4
Other Expenses	103
Total Expenses	8,995
Expenses Paid Indirectly	(116)
Net Expenses	8,879
Net Investment Income	205,492
Realized Net Gain (Loss)
Investment Securities Sold[1]	(13,606)
Futures Contracts	245
Realized Net Gain (Loss)	(13,361)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	248,384
Futures Contracts	(3,052)
Change in Unrealized Appreciation (Depreciation)[1]	245,332
Net Increase (Decrease) in Net Assets Resulting from Operations	437,463
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,248,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	205,492	215,432
Realized Net Gain (Loss)	(13,361)	(20,903)
Change in Unrealized Appreciation (Depreciation)	245,332	(612,437)
Net Increase (Decrease) in Net Assets Resulting from Operations	437,463	(417,908)
Distributions
Investor Shares	(6,972)	(7,453)
Admiral Shares	(199,774)	(205,933)
Total Distributions	(206,746)	(213,386)
Capital Share Transactions
Investor Shares	(72,522)	(234,748)
Admiral Shares	(1,752,355)	(2,418,416)
Net Increase (Decrease) from Capital Share Transactions	(1,824,877)	(2,653,164)
Total Increase (Decrease)	(1,594,160)	(3,284,458)
Net Assets
Beginning of Period	19,798,134	23,082,592
End of Period	18,203,974	19,798,134

See accompanying Notes, which are an integral part of the Financial Statements.
83

Ultra Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.44	$15.89	$15.93	$15.84	$15.68	$15.79
Investment Operations
Net Investment Income[1]	.160	.141	.105	.201	.257	.215
Net Realized and Unrealized Gain (Loss) on Investments	.172	(.447)	(.039)	.092	.160	(.109)
Total from Investment Operations	.332	(.306)	.066	.293	.417	.106
Distributions
Dividends from Net Investment Income	(.162)	(.144)	(.106)	(.203)	(.257)	(.216)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.162)	(.144)	(.106)	(.203)	(.257)	(.216)
Net Asset Value, End of Period	$15.61	$15.44	$15.89	$15.93	$15.84	$15.68
Total Return[2]	2.15%	-1.93%	0.41%	1.86%	2.68%	0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$640	$705	$963	$1,020	$945	$1,030
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.07%	0.90%	0.66%	1.27%	1.63%	1.38%
Portfolio Turnover Rate	40%	96%	53%	47%	34%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17% and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
84

Ultra Short-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.44	$15.89	$15.93	$15.84	$15.68	$15.79
Investment Operations
Net Investment Income[1]	.166	.156	.117	.213	.270	.229
Net Realized and Unrealized Gain (Loss) on Investments	.172	(.450)	(.039)	.093	.160	(.111)
Total from Investment Operations	.338	(.294)	.078	.306	.430	.118
Distributions
Dividends from Net Investment Income	(.168)	(.156)	(.118)	(.216)	(.270)	(.228)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.168)	(.156)	(.118)	(.216)	(.270)	(.228)
Net Asset Value, End of Period	$15.61	$15.44	$15.89	$15.93	$15.84	$15.68
Total Return[2]	2.19%	-1.86%	0.49%	1.94%	2.76%	0.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,564	$19,094	$22,119	$18,976	$15,877	$15,182
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.15%	0.99%	0.73%	1.34%	1.71%	1.46%
Portfolio Turnover Rate	40%	96%	53%	47%	34%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.09%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
85

Ultra Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ultra Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In December 2022, the Board of Trustees approved changing the fund’s name to Vanguard Ultra-Short-Term Tax-Exempt Fund to better reflect its existing investment strategy, which will be effective in February 2023.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management
86

Ultra Short-Term Tax-Exempt Fund
and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $661,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $116,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
87

Ultra Short-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	18,064,475	17,185	18,081,660
Temporary Cash Investments	237,962	—	—	237,962
Total	237,962	18,064,475	17,185	18,319,622
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,359	—	—	6,359
Liabilities
Futures Contracts[1]	6,965	—	—	6,965
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,570,292
Gross Unrealized Appreciation	23,978
Gross Unrealized Depreciation	(275,254)
Net Unrealized Appreciation (Depreciation)	(251,276)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $50,596,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2023, the fund purchased $6,982,064,000 of investment securities and sold $8,424,234,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $450,525,000 and sales were $566,575,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	135,355	8,681	303,136	19,362
Issued in Lieu of Cash Distributions	5,776	370	6,242	400
Redeemed	(213,653)	(13,702)	(544,126)	(34,737)
Net Increase (Decrease)—Investor Shares	(72,522)	(4,651)	(234,748)	(14,975)
Admiral Shares
Issued	4,065,096	261,087	12,903,629	823,535
Issued in Lieu of Cash Distributions	143,786	9,217	145,135	9,295
Redeemed	(5,961,237)	(382,509)	(15,467,180)	(987,882)
Net Increase (Decrease)—Admiral Shares	(1,752,355)	(112,205)	(2,418,416)	(155,052)
88

Ultra Short-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no other events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
89

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Ultra-Short-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
90

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra Short-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
91

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q412 062023

Semiannual Report   |   April 30, 2023
Vanguard Limited-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	139
Liquidity Risk Management	140

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,035.70	$0.86
Admiral™ Shares	1,000.00	1,036.10	0.45
Based on Hypothetical 5% Yearly Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Limited-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2023
New York	13.7%
Texas	9.3
Illinois	7.7
California	7.2
New Jersey	5.6
Pennsylvania	4.5
Alabama	4.3
Georgia	3.6
Florida	3.5
Ohio	2.6
Michigan	2.4
Tennessee	2.2
Kentucky	2.1
Washington	2.0
Multiple States	1.9
Maryland	1.8
Connecticut	1.7
Wisconsin	1.7
Massachusetts	1.7
Colorado	1.6
Puerto Rico	1.5
South Carolina	1.5
Missouri	1.3
Virginia	1.3
Louisiana	1.2
Indiana	1.2
Arizona	1.2
Other	9.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
2

Limited-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (4.2%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,321
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,514
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,487
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,464
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	830
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,244
	Auburn University College & University Revenue	3.250%	6/1/31	390	387
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	306
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	481
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,646
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	413
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,051
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,461
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,900	2,897
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	873
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	7,437
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	215
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,124
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	872
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	520	521
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,259
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	740
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,002
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,431
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,510
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,093
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,258
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,779
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,319
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,601
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,781
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	850	849
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,005	1,999
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,962
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,076
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,188
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,663
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,796
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/23	875	875
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	98,435	98,565
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	400
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	350
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,002
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	777
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	28,173
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,499
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	82,165	82,300
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	58,105	58,393
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	52,570	52,357
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	11,590	12,339
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	15,145	16,089
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	41,350	45,114
3

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	70,975	70,769
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	85,560	82,921
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	69,480	69,279
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	87,420	91,727
[2]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	4.148%	12/1/48	39,380	39,336
[2]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.620%	4.480%	12/1/48	17,500	17,447
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	226
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	250
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	217
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,027
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,181
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	675	680
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	690	705
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	702
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,567
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,570	1,692
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	2,030
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,500
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,094
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,030
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,145
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,413
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,206
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	455
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	218
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	565
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,037
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,698
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	3.900%	5/1/23	14,710	14,710
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,515
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,063
[3,5]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,968
[3,5]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,292
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	50,925	50,918
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,014
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,749
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,298
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,348
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,262
	Montgomery AL GO	3.000%	12/1/24	205	205
	Montgomery AL GO	3.000%	12/1/25	500	501
	Montgomery AL GO	3.000%	12/1/26	265	266
	Montgomery AL GO	3.000%	12/1/27	925	931
	Montgomery AL GO	3.000%	12/1/28	1,850	1,860
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	143
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	210
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	69,209
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,000
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,504
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	41,985	42,021
[2]	Southeast Alabama Gas Supply District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	4/1/49	1,000	997
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	750
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	877
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	753
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/27	2,420	2,436
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/28	3,985	4,003
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	225
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,424
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	560
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	698
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,047
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,813
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,104
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	3,008
4

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,474
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	19,160	19,046
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	15,480	16,724
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	18,875	19,668
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	48,435	51,531
[1]	Troy University College & University Revenue	5.000%	11/1/23	735	741
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,496
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	152
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	313
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	3,669
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	3,922
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,006
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,127
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,317
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,134
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,100	1,174
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,524
[1]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	503
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	537
[3]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	430
[3]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	612
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	853
[3]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	807
					1,311,122
Alaska (0.4%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	250
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	210	216
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	228
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	294
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	365
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	460	492
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	406
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	421
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	390	431
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	360	402
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	925	1,040
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/29	975	1,105
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	875	997
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	5,675	5,667
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	6,350	6,865
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	866
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,094
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,545
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,141
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	1,932
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,172
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	3,970	4,042
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	529
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,842
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,553
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	4,829
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	13,848
[4]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	5/4/23	3,375	3,375
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	611
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,201
	Municipality of Anchorage AK GO	5.000%	9/1/27	620	682
	Municipality of Anchorage AK GO	5.000%	9/1/27	370	407
	Municipality of Anchorage AK GO	5.000%	9/1/28	825	927
	Municipality of Anchorage AK GO	5.000%	9/1/29	625	717
	Municipality of Anchorage AK GO	5.000%	9/1/29	415	476
	North Slope AK GO	4.000%	6/30/25	18,240	18,654
	North Slope AK GO	4.000%	6/30/26	16,175	16,802
	North Slope Borough AK GO	5.000%	6/30/25	800	836
	North Slope Borough AK GO	5.000%	6/30/26	600	641
	North Slope Borough AK GO	5.000%	6/30/27	415	453
	North Slope Borough AK GO	5.000%	6/30/28	365	408
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	203
5

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,301
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,187
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,147
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,426
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,375	1,510
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.500%	6/1/31	160	160
	Valdez AK Industrial Revenue VRDO	3.770%	5/1/23	500	500
					122,196
Arizona (1.2%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	510	511
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	556
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	200	224
	Arizona Board of Regents College & University Revenue	5.000%	7/1/29	250	287
	Arizona Board of Regents COP	5.000%	6/1/24	670	684
	Arizona COP, ETM	5.000%	10/1/23	19,820	19,968
	Arizona COP, ETM	5.000%	10/1/26	8,145	8,791
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,107
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	15,370
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	1,000	1,021
[4,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/4/23	14,620	14,620
[4,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	5/4/23	6,905	6,905
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	1/1/46	4,750	4,651
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	600
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	603
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	759
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,207
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	217
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,019
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,019
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	770
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	808
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	237
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	879
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	1,400	1,347
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	607
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	246
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	137
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	130
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	169
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	134
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	759
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	686
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	140
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	758
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	132
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,722
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	242
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,534
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	274
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/4/23	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	1,883
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,505
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,587
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,667
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,760
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,647
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,789
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,355
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,724
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,792
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,744
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,627
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	413
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	527
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	3.970%	5/1/23	31,750	31,750
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	2,837
6

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	1,242
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	1,242
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	1,242
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	1,242
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	273
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	5,300	5,416
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,608
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/29	9,490	10,598
	Arizona State University College & University Revenue	5.000%	7/1/23	690	692
	Arizona State University College & University Revenue	5.000%	7/1/23	500	501
	Arizona State University College & University Revenue	5.000%	7/1/23	500	501
	Arizona State University College & University Revenue	5.000%	7/1/24	400	409
	Arizona State University College & University Revenue	5.000%	7/1/24	400	409
	Arizona State University College & University Revenue	5.000%	7/1/25	800	818
	Arizona State University College & University Revenue	5.000%	7/1/25	730	765
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,489
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	124
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	134
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	163
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	115
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	341
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	438
	Chandler IDA Industrial Revenue PUT	2.400%	8/14/23	5,000	4,974
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	430	433
	Glendale AZ Sales Tax Revenue	5.000%	7/1/28	250	267
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	750
[4,6]	Glendale IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.540%	5/4/23	7,500	7,500
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	917
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	309
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,058
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	120
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	107
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	273
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	334
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	121
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	91
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	97
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	78
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	83
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	536
[1]	Maricopa County Elementary School District No. 1-Phoenix Elementary GO	5.000%	7/1/23	25	25
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	155
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	145
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	200
[4]	Maricopa County IDA Charter School Aid Revenue	3.500%	7/1/26	1,015	981
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	201
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	228
[4]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	2,150	2,055
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,301
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,522
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,609
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,361
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	657
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,780
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,819
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,285
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	10,768
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	13,246
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.430%	1/1/35	6,165	6,144
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.800%	4.660%	9/1/48	4,500	4,490
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,610	2,312
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,495	1,324
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	3,745
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,001
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	1,035	1,186
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,279
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	110
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	193
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	219
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	151
[1,4]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	3.910%	5/4/23	2,400	2,400
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	382
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,914
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,040
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,471
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	135
[4]	Phoenix IDA Charter School Aid Revenue	4.000%	7/1/25	2,770	2,712
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	100
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	403
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	406
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	297
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	331
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	344
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	352
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,323
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	301
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	357
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	783
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,000	11,111
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	450	442
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	235
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	332
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	342
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,049
	University of Arizona College & University Revenue	5.000%	8/1/27	825	903
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	559
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	777
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,301
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.650%	4/1/29	7,500	7,499
	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,574
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,514
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,590
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,760
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,003
					367,691
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,100
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,791
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,940
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	16,963
[4,6]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	5/1/23	37,225	37,225
	Arkansas GO	5.000%	10/1/24	9,500	9,577
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	1,915
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,368
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	580
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,562
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	333
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	310	303
	Bryant School District No. 25 GO	1.000%	2/1/24	250	244
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,929
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,168
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,529
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,416
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,115
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,158
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,986
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,875
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,427
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,091
	Rogers AR Water Revenue	4.000%	11/1/29	140	142
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	3,673
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	4,104
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,318
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	417
8

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	289
					123,538
California (7.1%)
[3,4,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.950%	5/4/23	6,475	6,475
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	1,870
[3]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	807
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,646
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,987
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,560
[1]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	115	32
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	26,900	26,447
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	8,790	8,575
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	8,235	8,157
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,599
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,715	21,371
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	18,517
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.140%	4/1/56	8,900	8,888
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.160%	4/1/56	15,000	14,675
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.270%	4/1/56	18,000	17,519
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	4/1/56	6,875	6,813
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	4/1/45	36,240	36,240
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	4/1/45	10,635	10,635
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	4/1/47	14,175	14,175
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.960%	4/1/45	9,900	9,927
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.960%	4/1/45	2,750	2,758
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.110%	4/1/36	5,470	5,534
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/25	3,750	3,959
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	4,060
	Beaumont Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	250	251
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,431
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,798
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	40,105	42,681
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	24,210	25,684
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	54,005	54,555
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	60,640	61,025
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/28	380	387
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/28	470	479
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/29	655	669
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/29	510	521
	California GO	3.000%	3/1/25	390	392
	California GO	4.000%	4/1/25	2,990	3,059
	California GO	5.000%	4/1/25	15,510	16,157
	California GO	5.000%	4/1/25	51,400	53,545
	California GO	5.000%	8/1/25	10,000	10,486
	California GO	5.000%	9/1/25	31,680	33,283
	California GO	5.000%	9/1/25	6,945	7,296
	California GO	4.000%	10/1/25	4,540	4,664
	California GO	5.000%	11/1/25	5,685	5,996
	California GO	3.000%	3/1/26	20,000	20,053
	California GO	5.000%	4/1/26	8,300	8,837
	California GO	5.000%	4/1/26	10,575	11,259
	California GO	5.000%	8/1/26	5,710	6,128
	California GO	5.000%	8/1/26	1,060	1,102
	California GO	5.000%	8/1/26	5,970	6,407
	California GO	5.000%	8/1/26	27,635	29,658
	California GO	4.000%	9/1/26	10,125	10,543
	California GO	5.000%	9/1/26	1,000	1,075
	California GO	5.000%	9/1/26	2,700	2,843
	California GO	5.000%	9/1/26	21,690	23,325
	California GO	5.000%	10/1/26	10,000	10,776
	California GO	5.000%	10/1/26	3,685	3,928
	California GO	5.000%	10/1/26	6,000	6,465
	California GO	4.000%	11/1/26	18,875	19,717
	California GO	5.000%	4/1/27	9,010	9,818
	California GO	3.500%	8/1/27	10,000	10,285
9

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/27	14,000	15,404
[8]	California GO	4.000%	10/1/27	35,845	37,898
	California GO	5.000%	10/1/27	10,000	11,024
	California GO	5.000%	11/1/27	8,520	9,411
	California GO	5.000%	11/1/27	26,800	29,602
	California GO	5.000%	12/1/27	14,700	16,268
	California GO	5.000%	4/1/28	2,055	2,292
	California GO	5.000%	4/1/28	11,515	12,842
	California GO	5.000%	9/1/28	5,930	6,407
	California GO	5.000%	10/1/28	1,185	1,337
	California GO	5.000%	10/1/28	5,000	5,640
	California GO	5.000%	11/1/28	13,890	15,697
	California GO	5.000%	11/1/28	35,955	40,632
	California GO	5.000%	12/1/28	14,875	16,841
	California GO	5.000%	4/1/29	3,900	4,449
	California GO	4.000%	9/1/29	7,245	7,862
	California GO	5.000%	10/1/29	10,000	11,521
	California GO	5.000%	8/1/30	15,120	16,324
	California GO	5.000%	10/1/30	13,115	15,394
	California GO	4.000%	9/1/31	860	893
	California GO	4.000%	8/1/32	8,025	8,308
	California GO	5.000%	8/1/35	1,195	1,306
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,032
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,052
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,820
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,510	5,015
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,995
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,630	5,225
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	9,650	9,650
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,070
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,620	9,555
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	2,500	2,512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,921
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	966
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,428
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	7,075	7,576
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	10,000	10,804
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,530	12,029
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	13,240	13,912
[4,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/4/23	8,495	8,495
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	32,200	32,191
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	600	602
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,350	1,325
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,418
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	155
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	580
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	28,766
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	11,500	11,368
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	6,400	6,327
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	6,130	6,060
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	12/1/50	6,975	6,779
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,967
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	601
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	416
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	636
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	733
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	2,016
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	821
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	641
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,585
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc. Obligated Group)	2.125%	11/15/26	890	811
[3,4]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	4.010%	5/4/23	2,340	2,340
10

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	352
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,000	5,698
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	3,810	3,863
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,082
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,073
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	17,410	18,041
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,500	1,502
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	6,000	6,299
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	16,736
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	19,225
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,432
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	20,097
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	18,471
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	21,837
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	7,000	7,862
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,294
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,169
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	625	631
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,038
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,180
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,831
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,905
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	5,126
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,034
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/25	9,900	10,457
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,216
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,638
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,212
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,543
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,483
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,000
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,448
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,373
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	605
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,045
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,470
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,000	1,048
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,285
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,341
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	11,870	13,559
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	6,214
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,834
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,657
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,115	1,122
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	1,953
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	15,284
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/25	1,515	1,577
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,250	2,202
	Downey Unified School District GO	4.000%	8/1/23	1,125	1,128
	East Side Union High School District GO	2.000%	8/1/25	1,895	1,844
[2]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	3.960%	7/1/46	6,805	6,776
[9]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,917
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,027
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,061
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	812
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,390	1,419
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,945	2,035
[3,4]	Hayward Unified School District GO TOB VRDO	3.900%	5/5/23	7,645	7,645
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,512
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	276
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,005
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	2,000	2,026
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	2,500	2,563
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	973
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,183
11

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,212
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,165	2,326
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	1,250	1,378
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,352
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,551
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,276
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,027
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,226
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	2,220	2,354
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	2,906
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,005
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	25,323
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,041
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	9,000	9,389
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	8,500	9,118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,129
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,499
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,281
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,782
[3]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	676
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,755
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,486
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	20,475	20,405
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	8,340	8,311
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/47	3,750	3,737
	Norris School District GO, Prere.	0.000%	5/1/24	500	247
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	621
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	32,550	32,768
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.310%	5/1/23	22,200	22,200
[3,4]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	3.910%	5/4/23	2,000	2,000
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,027
[3]	Oxnard School District GO, Prere.	5.000%	8/1/23	230	231
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,006
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,160	2,261
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,406
	Peralta Community College District GO	5.000%	8/1/24	3,735	3,825
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,546
	Peralta Community College District GO	5.000%	8/1/26	2,500	2,690
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,507
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,916
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	741
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,667
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,275
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/23	905	906
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	612
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,048
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,451
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	366
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	2,011
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,405
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,155
[4,6,10]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.920%	5/4/23	24,530	24,530
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,249
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,307
	San Diego Assn. of Governments South Bay Expressway Highway Revenue	5.000%	7/1/25	1,040	1,085
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	2,940	2,795
[4]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	3.940%	5/4/23	7,135	7,135
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,000	6,094
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,560
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,260
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,553
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,264
12

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,574
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,751
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,604
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,574
	San Francisco CA City & County GO	5.000%	6/15/25	5,475	5,744
	San Francisco CA City & County GO	5.000%	6/15/25	2,485	2,544
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	3,934
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,700
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,189
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,575
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,642
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,035
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,797
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,270	2,343
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,670	3,788
[4,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.160%	5/4/23	50,000	50,000
[4,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO, SIFMA Municipal Swap Index Yield + 5.000%	4.160%	5/4/23	31,350	31,350
[4]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/23	2,000	2,000
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	45,825
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,845
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	17,000	18,266
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/48	4,960	4,948
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,685
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,609
	San Juan Unified School District GO	3.000%	8/1/23	575	575
	San Mateo Redevelopment Agency Successor Agency Tax Increment/ Allocation Revenue	5.000%	8/1/31	1,000	1,051
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	3,560	3,631
[5]	Solano County Community College District GO, ETM 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,373
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	18,899
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,114
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,042
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,072
	University of California College & University Revenue	5.000%	5/15/26	6,365	6,369
	University of California College & University Revenue	5.000%	5/15/28	6,000	6,289
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	411
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	490	492
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	775	782
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	238
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	691
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	717
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	815
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	545
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	758
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	630
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	825
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	691
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	533
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	255
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	972
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,313
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	987
[3]	William S Hart Union High School District GO	0.000%	9/1/27	515	452
					2,201,702
Colorado (1.6%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,396
	Adams 12 Five Star Schools GO	5.000%	12/15/28	2,000	2,159
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	7,007
	Aurora CO COP	5.000%	12/1/26	425	460
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	3,000	3,026
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	210
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	106
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	9,135	9,001
	Colorado COP	5.000%	3/15/24	660	670
	Colorado COP	5.000%	3/15/24	780	792
	Colorado COP	5.000%	3/15/25	890	923
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado COP	5.000%	3/15/25	725	752
	Colorado COP	5.000%	12/15/25	8,410	8,854
	Colorado COP	5.000%	3/15/26	760	805
	Colorado COP	5.000%	12/15/26	5,145	5,540
	Colorado COP	5.000%	12/15/27	5,925	6,525
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,738
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	104
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	64
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	138
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,232
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	500	500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	850
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	90
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	220	221
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	747
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	1,946
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	452
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,128
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	102
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	643
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	4,533
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	826
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,065
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,562
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	192
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	1,985
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	565
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,233
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	427
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	3,716
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,187
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,675
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	473
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,664
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	354
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	467
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,709
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	321
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,401
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	665	715
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	421
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,714
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	765
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,225	4,756
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	995
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,000	1,117
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,577
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	20,120	20,267
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	5,400	5,643
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,345
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	43,873
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	9,145	9,746
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	33,355	36,766
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,003
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,227
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,020
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,219
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,299
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,296
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,558
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/36	7,240	7,309
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/49	930	1,005
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.410%	5/15/61	13,980	13,839
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,586
14

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	2,390	2,383
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	2,885	2,892
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	8,645	8,520
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/51	6,965	6,766
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.250%	5/1/52	1,905	1,860
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,490	2,612
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/52	7,200	7,873
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.730%	12/1/25	5,000	5,000
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,010
	Denver City & County CO Sales Tax Revenue	5.000%	8/1/24	125	128
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,772
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,239
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,528
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	502
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,273
	Denver CO City & County GO	5.000%	8/1/28	10,425	11,747
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,400	1,484
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,173
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	279
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	267
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	312
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	75
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,258
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	231
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	157
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	931
[2]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.573%	9/1/39	5,280	5,246
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,121
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	16,978
[3]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	464
[3]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	684
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	398
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	261
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	373
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	526
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	553
[3]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	757
[3]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	899
[3]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,049
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	6,000	5,826
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,140	2,109
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	8,040	8,689
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,001
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,758
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,808
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,988
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	503
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	409
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	310
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	624
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	654
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	632
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	583
[4,6]	Sales Tax Securitization Corp. Lease (Appropriation) COP TOB VRDO	3.940%	5/4/23	7,500	7,500
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,028
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	23,541
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	2,240	2,168
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,870	1,795
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	12,500	12,679
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	197
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	134
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	189
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	208
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	223
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	270
					490,504
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut (1.7%)
[3]	Bridgeport CT GO	5.000%	8/15/23	750	754
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,641
[3]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,045
	Connecticut Fuel Sales Tax Revenue	5.000%	8/1/29	365	382
	Connecticut GO	3.000%	6/1/23	695	695
	Connecticut GO	5.000%	7/15/23	2,000	2,007
	Connecticut GO	5.000%	10/15/24	18,395	18,563
	Connecticut GO	5.000%	4/15/25	7,075	7,370
	Connecticut GO	5.000%	5/15/25	10,000	10,433
	Connecticut GO	4.000%	6/1/25	550	562
	Connecticut GO	4.000%	6/15/25	640	654
	Connecticut GO	5.000%	8/15/25	5,650	5,683
	Connecticut GO	5.000%	9/15/25	5,345	5,616
	Connecticut GO	5.000%	10/15/25	2,115	2,226
	Connecticut GO	5.000%	10/15/25	3,420	3,452
	Connecticut GO	4.000%	5/15/26	1,175	1,218
	Connecticut GO	3.000%	6/1/26	5,000	5,006
	Connecticut GO	5.000%	6/15/26	550	587
	Connecticut GO	5.000%	8/15/26	105	113
	Connecticut GO	5.000%	8/15/26	9,295	9,350
	Connecticut GO	5.000%	9/15/26	730	784
	Connecticut GO	5.000%	10/15/26	6,825	6,890
	Connecticut GO	4.000%	1/15/27	15,510	16,224
	Connecticut GO	5.000%	3/1/27	1,005	1,023
	Connecticut GO	4.000%	5/15/27	100	104
	Connecticut GO	3.000%	6/1/27	5,000	5,030
	Connecticut GO	4.000%	6/15/27	175	184
	Connecticut GO	5.000%	6/15/27	415	453
	Connecticut GO	5.000%	7/15/27	11,000	12,035
	Connecticut GO	5.000%	8/15/27	190	204
	Connecticut GO	5.000%	9/15/27	735	807
	Connecticut GO	4.000%	1/15/28	10,000	10,591
	Connecticut GO	4.000%	1/15/28	3,765	3,987
	Connecticut GO	3.000%	6/1/28	6,875	6,920
	Connecticut GO	5.000%	6/15/28	500	558
	Connecticut GO	5.000%	9/15/28	905	1,016
	Connecticut GO	5.000%	11/15/28	100	105
	Connecticut GO	5.000%	1/15/29	9,050	10,233
	Connecticut GO	5.000%	6/15/29	500	570
	Connecticut GO	4.000%	1/15/30	3,500	3,797
	Connecticut GO	4.000%	3/1/33	135	136
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	449
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	238
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	235
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	325
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	457
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	770
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	889
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	880
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,528
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	874
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	355	355
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	45	45
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	1,540	1,530
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	975	960
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	1,475	1,471
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	5,280	5,263
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	7,285	7,292
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,555	1,507
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/49	2,040	2,043
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,475	4,351
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	165
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	942
16

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,111
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,100
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	961
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	952
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	1,965	1,921
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	3,810	3,651
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.160%	11/15/50	21,775	21,607
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	4.480%	5/15/51	27,800	27,720
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	840
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	1,510	1,538
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,770
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	7,888
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,077
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	154
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	524
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	5,143
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,522
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	630	725
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	8,144
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	1,400	1,411
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,598
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,327
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,015
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,554
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,315
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	255
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,151
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	520
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,356
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,576
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	13,055	12,982
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,862
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	20,660	20,090
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,424
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,280	16,565
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	16,124
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	11,050	10,593
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	22,745	22,530
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,655	3,620
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	28,486
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	275
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	1,978
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	275	275
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	325
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,688
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	177
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,007
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	386
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	6,058
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	180
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	603
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,049
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	209
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,020
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,065
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,067
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	265
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,980
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,570	1,667
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	371
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	458
17

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,125
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	10,806
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,339
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	11,300
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	9,531
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	125
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	127
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	130
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	265
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,131
[11]	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/25	1,495	1,552
[11]	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/26	1,475	1,565
[11]	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/27	2,120	2,302
[11]	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/28	2,750	3,046
	Metropolitan District GO	5.000%	7/15/23	525	527
	Metropolitan District GO	3.000%	3/1/29	3,000	2,998
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,055
					534,306
Delaware (0.1%)
	Delaware GO	3.000%	8/1/26	2,265	2,266
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	204
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	167
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	198
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	327
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	251
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/24	500	506
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/25	575	594
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	395	418
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	434
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/28	500	555
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	330	375
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	10,435	9,513
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,278
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,563
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	405
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	720
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	837
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	750	752
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,130
	University of Delaware College & University Revenue VRDO	3.700%	5/1/23	500	500
					26,993
District of Columbia (0.7%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	229
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	618
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	1,440	1,448
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	300	302
	District of Columbia College & University Revenue	5.000%	4/1/27	570	605
	District of Columbia College & University Revenue	5.000%	4/1/28	650	701
	District of Columbia College & University Revenue	5.000%	4/1/29	250	274
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,149
	District of Columbia GO	5.000%	6/1/26	3,205	3,428
	District of Columbia GO	5.000%	6/1/27	3,110	3,409
	District of Columbia GO	5.000%	6/1/28	6,855	7,688
	District of Columbia GO	5.000%	6/1/29	9,230	10,588
	District of Columbia GO	5.000%	6/1/30	15,000	17,500
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,394
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	3,725	3,584
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.150%	11/1/23	6,250	6,250
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,844
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	7/1/25	8,507	8,737
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,290	1,303
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,638
[12]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,882
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,791
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,713
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	5,266
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	9,860	9,559
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,425	12,238
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.980%	5/4/23	17,578	17,578
[4,6]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue TOB VRDO	3.950%	5/4/23	32,950	32,950
[3,4]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.980%	5/4/23	26,155	26,155
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	821
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,433
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	743
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,098
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	800	894
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/1/33	2,455	2,659
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	5,608
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	11,210
					230,287
Florida (3.5%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,073
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	220	217
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,241
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	798
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	149
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,568
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	231
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,318
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	138
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	947
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	125
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	467
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	8,380
[4]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.940%	5/4/23	10,805	10,805
[4]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/4/23	2,945	2,945
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,018
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	1,765	1,684
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,074
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,152
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,226
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,304
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,389
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	735
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	3,076
[3]	Brevard FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,124
[1,4]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.970%	5/4/23	1,860	1,860
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/27	5,870	6,372
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/28	4,445	4,922
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/29	6,775	7,670
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/30	6,665	7,671
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	579
	Broward County FL School District COP	5.000%	7/1/23	5,545	5,558
	Broward County FL School District COP	5.000%	7/1/23	450	451
	Broward County FL School District COP	5.000%	7/1/24	400	408
	Broward County FL School District COP	5.000%	7/1/24	6,765	6,900
	Broward County FL School District COP	5.000%	7/1/25	12,730	13,276
	Broward County FL School District COP	5.000%	7/1/25	400	417
	Broward County FL School District COP	5.000%	7/1/26	475	507
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/27	3,500	3,796
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/28	5,655	6,256
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/29	4,000	4,508
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,099
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	997
[3]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.250%	9/1/23	975	971
[3]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.500%	9/1/24	1,375	1,357
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	962
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,164
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	610
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,985
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	225	224
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.500%	6/15/28	880	854
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,850	5,490
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	454
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	9,317
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	9,796
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	205
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	11,647
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	408
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	380
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,125	3,127
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	213
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	411
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	115
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	409
[3]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,850	1,929
[3]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	2,380	2,536
[3]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	3,420	3,725
[3]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	4,775	5,314
[3]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/29	5,845	6,623
[3]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/30	6,105	7,017
[4]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/1/23	7,000	7,000
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,441
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	277
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	975	978
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	1,125	1,196
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,185	1,277
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	745	825
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	100
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	382
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	432
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	436
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	388
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,950
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,117
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,620
	Florida Department of Management Services COP	5.000%	11/1/27	1,625	1,788
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	6,513
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	5,946
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	201
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	9,017
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	521
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	5,410
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,787
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	6,054
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	75
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	199
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	199
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	198
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	4,555	4,426
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	140
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	283
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	191
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	149
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,488
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	214
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	318
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	400
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	404
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	747
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	549
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	298
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	319
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/23	225	225
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	205	202
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	475	467
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	478
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,456
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	2,045	1,990
20

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	211
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	529
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,233
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,092
	Florida GO	5.000%	6/1/24	5,750	5,867
	Florida GO	5.000%	6/1/25	7,675	8,017
	Florida GO	5.000%	6/1/27	22,145	24,244
	Florida GO	5.000%	6/1/27	6,595	7,220
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	302
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	719
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,191
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	810
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	784
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,072
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	831
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	505
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	236
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	298
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	531
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	311
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	997
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	538
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,809
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,014
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	354
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	116
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	254
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	283
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,417
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,484
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,550
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	4,650	4,633
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	4,270	4,150
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,295	2,261
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	1/1/52	2,790	2,708
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,605	1,582
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	15,000	15,637
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,152
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,066
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,462
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,227
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,555
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	262
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	187
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	920	985
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/27	1,945	2,130
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/28	3,610	4,031
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	2,000	2,237
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	2,000	2,237
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	1,961
[4]	Fort Myers FL Utility System Water Revenue TOB VRDO	3.960%	5/4/23	1,600	1,600
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	187
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	389
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	395
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	201
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,701
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	966
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	450	474
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	465	512
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	425	479
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/29	400	459
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	776
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,132
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,956
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	816
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,798
	Hernando County FL Water Revenue	4.000%	6/1/25	575	585
[3]	Hernando County School District COP	5.000%	7/1/25	1,250	1,303
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/23	230	230
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	171
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	194
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	241
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,615	1,700
[4]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.920%	5/4/23	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,385
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,412
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/26	4,150	4,439
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	4,768
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	5,122
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	8,720
	Hillsborough County School Board COP	5.000%	7/1/23	915	917
	Hillsborough County School Board COP	5.000%	7/1/24	975	993
	Hillsborough County School Board COP	5.000%	7/1/28	40	42
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Miscellaneous Revenue VRDO	5.000%	4/1/26	3,660	3,884
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,698
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,656
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,783
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,722
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,049
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	256
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,646
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,881
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	8,843
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	302
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	262
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,382
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,668
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,586
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	5,000
[4]	JEA Electric System Electric Power & Light Revenue TOB VRDO	3.910%	5/4/23	4,365	4,365
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	28,673
	JEA Water & Sewer System Sewer Revenue VRDO	3.720%	5/1/23	1,000	1,000
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,511
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	473
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	528
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	384
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	398
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	611
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	10/1/24	105	108
[3]	Lake County School Board COP	5.000%	6/1/24	200	204
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	2,365	2,366
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	273
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	308
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	668
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	437
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	401
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,260
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,023
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	345	343
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	206
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	238
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	289
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	5,725	5,455
	Lee County School Board COP	5.000%	8/1/26	540	575
	Lee County School Board COP	5.000%	8/1/27	6,545	7,089
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,610
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,077
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	21,802
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,007
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,259
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,180
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,814
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	504
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,747
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,005
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,725	1,807
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	377
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	827
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	995
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,608
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	640	648
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	870
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,178
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	941
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	907
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,161
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,320
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,399
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,482
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,672
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,435
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,263
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,577
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,409
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	944
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,469
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,122
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	301
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,328
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	310
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,008
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	152
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,312
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,796
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/29	120	127
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,282
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,199
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,083
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	294
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,022
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,205
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,273
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,219
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	823
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	203
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	233
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	396
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	2,395	2,492
[4]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	3.920%	5/4/23	6,640	6,640
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,050	1,054
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	1,920	1,928
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,542
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,128
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,003
	Miami-Dade County School Board COP	5.000%	2/1/25	635	655
	Miami-Dade County School Board COP	5.000%	5/1/25	155	161
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,391
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	11,489
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	14,287
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,162
[3,4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB VRDO	4.010%	5/4/23	1,580	1,580
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,570	1,584
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,962
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,550	3,644
	Midtown Miami Community Development District Special Assessment Revenue	4.250%	5/1/24	580	580
[3]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	629
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,029
[1]	North Port FL Special Assessment Revenue, Prere.	5.000%	7/1/23	1,400	1,404
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,780
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,052
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,352
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,664
	Okaloosa County School Board COP	5.000%	10/1/23	2,940	2,960
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	4,821
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,284
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,742
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,146
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	9,915
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,000	1,009
[11]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,184
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,131
[11]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,286
[11]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,389
[11]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,501
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	626
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,108
[11]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,480
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,408
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,844
[4]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/5/23	5,745	5,745
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,322
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/48	1,565	1,562
	Orange County School Board COP	5.000%	8/1/29	1,300	1,478
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	42
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	545
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,286
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,455	1,490
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,695
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,566
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	26,935	23,365
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,292
[3]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,260	1,263
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	201
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	172
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	180
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	282
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	293
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	521
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	658
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	633
[3]	Palm Bay FL GO	5.000%	7/1/23	915	917
[3]	Palm Bay FL GO	5.000%	7/1/24	1,920	1,961
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	110
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	230
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	251
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	262
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	268
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	425
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	502
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	363
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	646
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	146
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	481
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	200	215
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	400	432
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	574
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	200	217
[4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/5/23	5,425	5,425
	Palm Beach County School District COP	5.000%	8/1/23	1,885	1,893
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,506
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,033
	Palm Beach County School District COP	5.000%	8/1/24	13,680	13,994
24

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,637
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,145
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,397
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,794
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,058
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,095
[1]	Pasco County School Board COP	5.000%	8/1/25	250	262
[3]	Pasco County School Board COP	5.000%	8/1/27	400	438
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	786
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	870	931
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	986
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,051
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/29	1,815	2,043
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/30	4,935	5,631
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	2,265	2,261
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	266
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	470
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	695
	Polk County School District COP	5.000%	1/1/24	1,000	1,012
	Polk County School District COP	5.000%	1/1/25	2,715	2,801
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,319
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,238
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,551
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	583
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,262
[4,6]	Reedy Creek FL Improvement District GO TOB VRDO	3.870%	5/4/23	2,950	2,950
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,251
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,570
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,027
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	946
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.940%	5/4/23	13,440	13,440
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	11,000	11,000
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	3,000	3,000
	School District of Broward County COP	5.000%	7/1/28	5,000	5,577
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	220	216
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	305	296
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/27	235	226
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	55	55
	Seminole FL Water & Sewer Revenue Water Revenue	4.000%	10/1/29	1,450	1,487
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,282
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,691
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	5/4/23	9,170	9,170
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	9,510	9,510
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,210
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,411
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,478
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,613
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,374
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/24	285	280
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	370	354
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	645	608
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	610	569
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,689
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,539
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,855
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,128
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,185
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	528
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,679
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	311
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	263
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	267
[4]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.060%	5/4/23	3,855	3,855
[4]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.060%	5/4/23	6,140	6,140
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,122
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,074
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	1,032
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	350	325
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	4,995	4,969
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	836
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	709
[4,6]	Volusia County FL Hospital Revenue TOB VRDO	3.850%	5/1/23	500	500
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	1,555	1,584
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	3,115	3,173
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	260	278
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/27	375	408
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/28	1,000	1,113
					1,074,449
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,725	2,737
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,835	2,887
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,945	3,050
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	3,060	3,219
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,180	3,402
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,290	3,572
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	3,415	3,751
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	7,045	7,812
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	587
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	673
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	719
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	767
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,632
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,827
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	17,385	17,574
	Atlanta GA GO	5.000%	12/1/29	5,000	5,789
	Atlanta GA GO	5.000%	12/1/30	5,000	5,898
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,085
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	924
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,443
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,660
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT (Skyline Apartments Project)	2.000%	9/1/24	3,339	3,237
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	7,853
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,397
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	9,004
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	104
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	104
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	105
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	138
	Bartow County Development Authority Electric Power & Light Revenue	1.800%	9/1/29	5,000	4,237
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	12,815	12,895
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	637
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	673
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	895
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Multiple Utility Revenue	5.000%	3/1/30	1,010	1,069
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	401
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	281
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	847
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	100
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	71
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	208
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,069
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,560	2,677
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	266
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	435
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	444
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	223
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	277
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	724
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,057
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	469
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,050
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	825
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	482
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	509
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	507
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	9,085	9,085
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	28,224
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	837
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	875
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	203
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	257
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	392
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,115
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,076
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,014
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	566
[4,6]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	1,455	1,455
	Development Authority of Burke County Electric Power & Light Revenue PUT	1.700%	8/22/24	5,750	5,570
	Development Authority of Burke County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,715	1,723
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	3,270	3,285
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,990	3,003
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,276
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,276
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	3,130	3,157
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	600
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	550
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,819
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	507
[4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	5,625	5,625
[4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/5/23	2,495	2,495
[6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.960%	5/3/23	21,700	21,700
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	1,988
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,170
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/26	835	802
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/27	965	914
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/28	1,000	933
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	300	294
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,519
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	307
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	306
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	261
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	735
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	733
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	967
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,306
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,331
	Georgia GO	5.000%	7/1/24	6,000	6,138
	Georgia GO	5.000%	2/1/26	5,755	5,764
	Georgia GO	5.000%	7/1/26	8,820	9,469
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	105	105
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,242
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,929
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	710
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,933
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,083
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	847
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	837
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,498
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	953
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	518
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,787
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,350	1,410
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,221
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,062
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,509
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	802
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	630
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	658
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	1,869
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,094
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,512
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	252
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	373
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	436
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	208
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	622
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	930
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	159
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	694
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	584
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	217
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	210
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	337
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	228
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	3,782
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,207
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	164
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	319
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	756
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	541
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	563
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,200
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,525	6,169
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,639
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,053
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	537
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	12,821
	Houston Healthcare System Inc., Revenue Prere.	5.000%	4/1/24	5,670	5,734
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	456
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	180
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	750
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	235	235
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	9/1/23	2,340	2,342
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	501
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,188
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	355
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,004
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	986
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	8,963
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	335
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,050
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,554
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	490
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,343
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	581
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	491
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,226
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,007
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	130,320	130,417
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	20,025	20,053
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	94,035	94,498
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	91,483
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	14,210	14,273
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	77,015	76,720
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	41,845	43,905
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	29,790	29,658
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	53,710	57,385
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	26,364
[2]	Main Street Natural Gas Inc. Natural Gas Revenue, 1M USD LIBOR + 0.750%	3.998%	4/1/48	39,210	39,233
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	4.078%	8/1/48	47,690	47,770
[2]	Main Street Natural Gas Inc. Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.430%	8/1/48	6,750	6,735
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	555	556
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	620	644
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	425	458
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/28	530	586
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,551
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,713
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,753
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	408
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	855
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	863
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,274
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/24	105	105
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/25	395	399
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/26	425	432
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	220	226
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	430	447
	Municipal Electric Authority of Georgia Nuclear Revenue	3.375%	1/1/32	100	100
[1,4]	Municipal Electric Nuclear Revenue TOB VRDO	3.890%	5/1/23	3,550	3,550
[1,4]	Municipal Electric Nuclear Revenue TOB VRDO	3.890%	5/1/23	4,660	4,660
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	619
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	631
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	536
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	1,006
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	409
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	664
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	574
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	512
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,045
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	872
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,084
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,523
	White County Development Authority College & University Revenue	5.000%	10/1/29	895	859
					1,106,289
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	385	387
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,752
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	626
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,110
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	863
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	505
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,272
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	946
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	510
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	999
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,100	1,114
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	4,545
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	368
	Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,446
	Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,334
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,840
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	1,860	1,878
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,533
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	250	256
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,004
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,980	1,986
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,177
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,576
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,018
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,524
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,609
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,254
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,090
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,487
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,905
	Territory of Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,422
					56,336
Hawaii (0.4%)
	Georgia GO	5.000%	10/1/29	1,250	1,345
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/27	500	545
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/24/23	7,095	7,095
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/24/23	1,835	1,835
	Hawaii GO	5.000%	5/1/24	13,040	13,284
	Hawaii GO, Prere.	5.000%	8/1/23	6,000	6,025
	Hawaii GO, Prere.	5.000%	8/1/23	7,445	7,476
	Hawaii GO, Prere.	5.000%	8/1/23	7,000	7,030
	Hawaii GO, Prere.	5.000%	8/1/23	2,235	2,245
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,280
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	5,982
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,480
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	9,236
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,480
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	6,978
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,175
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,907
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,057
	Honolulu HI City & County GO	5.000%	3/1/27	19,210	20,897
					116,352
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/26	250	258
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/28	325	363
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	677
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	683
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,467
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	126
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	241
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	290
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	445
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	150	157
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,366
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	4,488
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	955
[12]	Idaho Housing & Finance Assn. Local or Guaranteed Housing Revenue	4.000%	1/1/50	1,045	1,045
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	2,829
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,146
	Idaho State Building Authority Lease Revenue (Prison Facilities Project), ETM	5.000%	9/1/23	900	905
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	163
[1]	University of Idaho College & University Revenue	5.000%	4/1/25	335	348
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	588
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	487
					23,027
Illinois (7.7%)
[3]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	1,021
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,644
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	502
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	563
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	190
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	226
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	677
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	365
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	732
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	336
[9]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,396
[9]	Chicago Board of Education GO	0.000%	12/1/23	575	562
	Chicago Board of Education GO	5.000%	12/1/23	500	503
	Chicago Board of Education GO	5.000%	12/1/23	2,950	2,967
	Chicago Board of Education GO	5.000%	12/1/23	17,630	17,734
	Chicago Board of Education GO	5.000%	12/1/23	6,125	6,161
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,091
[10]	Chicago Board of Education GO	5.500%	12/1/23	470	474
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,617
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,570
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,015
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,100
	Chicago Board of Education GO	5.000%	12/1/24	12,500	12,682
[3]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,911
	Chicago Board of Education GO	5.000%	12/1/24	11,140	11,303
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,167
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,875	2,605
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,235	2,931
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,147
	Chicago Board of Education GO	5.000%	12/1/25	10,385	10,665
[3]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,643
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,567
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,027
[10]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,514
	Chicago Board of Education GO	0.000%	12/1/26	17,205	14,973
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,585
[9,13]	Chicago Board of Education GO	0.000%	12/1/26	95	83
	Chicago Board of Education GO	5.000%	12/1/26	4,945	5,127
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,203
	Chicago Board of Education GO	5.000%	12/1/26	5,810	6,023
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,503
[13,14]	Chicago Board of Education GO	5.500%	12/1/26	10,475	11,153
[10]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,299
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,760
	Chicago Board of Education GO	0.000%	12/1/27	500	419
[9]	Chicago Board of Education GO	0.000%	12/1/27	1,060	891
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,859
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,752
[3]	Chicago Board of Education GO	5.000%	12/1/27	4,450	4,738
	Chicago Board of Education GO	5.000%	12/1/27	3,860	4,031
[10]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,233
[9]	Chicago Board of Education GO	0.000%	12/1/28	13,020	10,524
[9,13]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,154
	Chicago Board of Education GO	5.000%	12/1/28	13,620	14,319
	Chicago Board of Education GO	5.000%	12/1/29	16,420	17,295
	Chicago Board of Education GO	5.000%	12/1/30	6,645	6,966
[3]	Chicago Board of Education GO	5.000%	12/1/30	4,295	4,620
	Chicago Board of Education GO	5.000%	12/1/30	6,820	7,194
	Chicago Board of Education GO	5.000%	12/1/30	2,035	2,108
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,000	1,076
[10]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,725
	Chicago Board of Education GO	5.000%	12/1/31	6,240	6,540
	Chicago Board of Education GO	5.000%	12/1/31	4,045	4,217
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,463
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,446
[4]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,904	1,904
[9]	Chicago IL GO	0.000%	1/1/24	1,000	972
	Chicago IL GO	5.000%	1/1/24	10,325	10,412
	Chicago IL GO	5.000%	1/1/24	500	504
	Chicago IL GO	5.000%	1/1/24	800	807
	Chicago IL GO	0.000%	1/1/25	1,130	1,053
	Chicago IL GO	5.000%	1/1/25	12,420	12,700
	Chicago IL GO	5.000%	1/1/25	3,100	3,170
	Chicago IL GO	0.000%	1/1/26	300	271
[9]	Chicago IL GO	0.000%	1/1/26	235	211
	Chicago IL GO	5.000%	1/1/26	330	336
	Chicago IL GO	5.000%	1/1/26	3,285	3,347
	Chicago IL GO	5.000%	1/1/26	6,020	6,235
	Chicago IL GO	5.000%	1/1/26	10,920	11,310
	Chicago IL GO	5.000%	1/1/26	3,545	3,612
	Chicago IL GO	0.000%	1/1/27	1,000	862
[9]	Chicago IL GO	0.000%	1/1/27	1,000	865
[9]	Chicago IL GO	0.000%	1/1/27	2,050	1,774
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/27	8,450	8,852
	Chicago IL GO	5.000%	1/1/27	645	663
	Chicago IL GO	5.250%	1/1/27	2,500	2,554
[9]	Chicago IL GO	0.000%	1/1/28	100	83
	Chicago IL GO	5.000%	1/1/28	2,250	2,382
	Chicago IL GO	5.000%	1/1/29	2,000	2,138
	Chicago IL GO	5.000%	1/1/29	2,500	2,567
	Chicago IL GO	5.000%	1/1/30	7,320	7,893
	Chicago IL GO	5.000%	1/1/30	5,285	5,700
	Chicago IL GO	5.250%	1/1/30	4,500	4,526
	Chicago IL GO	5.000%	1/1/31	515	529
	Chicago IL GO	5.500%	1/1/33	7,985	8,174
	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,225	20,259
[1,4]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	3.980%	5/4/23	6,200	6,200
[1,4,6]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	3.980%	5/4/23	2,500	2,500
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	3.940%	5/4/23	40,920	40,920
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.020%	5/4/23	4,420	4,420
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.020%	5/4/23	3,705	3,705
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	1,867
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,135
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,725
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,102
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	4,998
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,026
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,643
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,284
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,060
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,500	3,512
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,644
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	303
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,254
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	470	511
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,703
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	2,919
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,765
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,171
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,127
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,972
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,021
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,414
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,678
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,306
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	1,655	1,688
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	755
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,067
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,542
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,181
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	861
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	122
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	906
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,100
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,078
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,020	2,023
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,000	2,024
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,568
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,486
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	4,711
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,774
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	773
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	856
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	222
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,223
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	364
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	222
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	670	722
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,959
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	185
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,286
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	365
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	132
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	174
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,742
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,571
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,159
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	4,058
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,845	6,137
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	4,053
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,318
	Chicago Park District GO	4.000%	1/1/24	670	672
	Chicago Park District GO	5.000%	1/1/24	550	555
	Chicago Park District GO	5.000%	11/15/24	680	697
	Chicago Park District GO	4.000%	1/1/25	390	394
	Chicago Park District GO	4.000%	1/1/25	2,320	2,346
	Chicago Park District GO	5.000%	1/1/25	625	642
	Chicago Park District GO	5.000%	1/1/25	315	318
	Chicago Park District GO	5.000%	1/1/25	300	303
[1]	Chicago Park District GO	5.000%	1/1/25	200	206
	Chicago Park District GO	5.000%	11/15/25	1,430	1,483
	Chicago Park District GO	5.000%	1/1/26	1,000	1,040
[1]	Chicago Park District GO	5.000%	1/1/26	550	573
	Chicago Park District GO	5.000%	1/1/26	180	182
	Chicago Park District GO	5.000%	11/15/26	1,500	1,584
	Chicago Park District GO	5.000%	1/1/27	925	960
[1]	Chicago Park District GO	5.000%	1/1/27	650	692
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,082
	Chicago Park District GO	5.000%	1/1/29	620	627
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	2,014
[1,4]	Chicago Park District GO TOB VRDO	3.910%	5/4/23	6,000	6,000
	Chicago Park District GO, Prere.	5.000%	1/1/24	730	737
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	9,205	9,213
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,005
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,138
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,268
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,317
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,561
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,676
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,047
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,628
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	7,495	8,016
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,941
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,250	4,608
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,860
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,660	6,207
[1,4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.980%	5/4/23	3,070	3,070
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.020%	5/4/23	3,235	3,235
[4]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	3.910%	5/4/23	16,395	16,395
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,845
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,632
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,709
	Cook County IL GO	4.000%	11/15/23	2,500	2,504
	Cook County IL GO	5.000%	11/15/23	1,350	1,359
	Cook County IL GO	4.000%	11/15/24	4,200	4,234
	Cook County IL GO	5.000%	11/15/24	1,475	1,509
	Cook County IL GO	4.000%	11/15/25	4,140	4,231
	Cook County IL GO	5.000%	11/15/25	1,195	1,246
	Cook County IL GO	4.000%	11/15/26	4,945	5,122
[3]	Cook County IL GO	5.000%	11/15/26	3,710	3,968
	Cook County IL GO	5.000%	11/15/26	3,900	4,146
	Cook County IL GO	4.000%	11/15/27	2,925	3,058
	Cook County IL GO	5.000%	11/15/27	1,205	1,282
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/27	2,000	2,168
	Cook County IL GO	4.000%	11/15/28	1,755	1,848
	Cook County IL GO	5.000%	11/15/28	4,545	5,022
	Cook County IL GO	5.000%	11/15/28	2,705	2,877
	Cook County IL GO	5.000%	11/15/28	350	387
	Cook County IL GO	5.000%	11/15/29	3,600	4,046
	Cook County IL GO	5.000%	11/15/30	2,200	2,339
[4]	Cook County IL Sales Tax Revenue TOB VRDO	3.960%	5/4/23	6,885	6,885
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,144
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,295
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,370
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,740
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	685
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	253
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	257
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	263
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	537
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,099
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/25	690	721
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/26	650	693
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/27	350	381
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/28	290	321
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/29	140	157
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/29	275	308
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/30	300	339
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,266
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	504
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	633
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	3,827
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,212
	Elk Grove Village IL GO	3.000%	1/1/24	550	548
	Elk Grove Village IL GO	3.000%	1/1/25	560	558
[3]	Franklin Park IL GO	4.000%	7/1/30	1,015	1,025
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,956
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,315	8,933
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	400
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,181
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,738
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,668
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,258
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	256
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	881
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	901
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,339
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	104
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	276
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	528
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	714
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	239
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	729
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	320
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	561
	Illinois Finance Authority College & University Revenue	4.000%	10/1/30	3,115	3,193
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,400
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,003
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	754
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,518
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	985	998
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,438
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	812
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,676
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,289
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,693
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	511
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,584
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	612
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,448
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	7,820
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,690
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	784
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	129
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	1,801
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,513
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,027
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,537
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,739
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,351
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,908
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	262
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,031
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,299
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,080
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,225
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	615
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	500	526
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,854
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,526
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	1,005
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,586
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,968
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,242
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	10,000	10,163
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,683
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	6,530	6,760
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	760	795
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,730	4,014
[4,6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	9,075	9,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,505
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/24	640	647
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,395	1,425
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/23	655	656
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,605
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,298
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,152
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.190%	11/24/23	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	5/1/42	1,405	1,368
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	910
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	743
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,055
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,183
[2]	Illinois Finance Authority Recreational Revenue, 1M USD LIBOR + 0.500%	4.567%	11/1/34	10,545	10,494
	Illinois GO	5.250%	5/1/23	1,500	1,500
	Illinois GO	5.000%	8/1/23	490	492
	Illinois GO	5.000%	10/1/23	10,000	10,056
	Illinois GO	5.000%	10/1/23	5,000	5,028
	Illinois GO	5.000%	11/1/23	58,995	59,397
	Illinois GO	5.000%	11/1/23	1,990	2,004
	Illinois GO	5.000%	12/1/23	20,000	20,158
	Illinois GO	5.000%	2/1/24	780	788
	Illinois GO	5.000%	2/1/24	780	788
	Illinois GO	4.000%	3/1/24	2,185	2,192
	Illinois GO	5.000%	4/1/24	315	319
	Illinois GO	4.000%	5/1/24	225	226
	Illinois GO	5.000%	5/1/24	375	380
[11]	Illinois GO	5.000%	5/1/24	2,000	2,026
	Illinois GO	5.500%	5/1/24	375	382
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	6/1/24	2,500	2,535
[11]	Illinois GO	5.000%	7/1/24	4,080	4,141
	Illinois GO	5.500%	7/1/24	500	502
	Illinois GO	5.000%	10/1/24	765	780
	Illinois GO	5.000%	10/1/24	5,000	5,098
	Illinois GO	5.000%	11/1/24	36,340	37,097
	Illinois GO	5.000%	2/1/25	4,880	5,000
	Illinois GO	5.000%	2/1/25	550	556
	Illinois GO	4.000%	3/1/25	750	756
	Illinois GO	5.000%	3/1/25	2,750	2,821
	Illinois GO	5.000%	3/1/25	10,000	10,258
	Illinois GO	5.000%	4/1/25	4,170	4,225
	Illinois GO	5.000%	5/1/25	280	284
	Illinois GO	5.000%	5/1/25	2,500	2,571
[11]	Illinois GO	5.000%	5/1/25	3,200	3,294
	Illinois GO	5.500%	5/1/25	3,000	3,114
	Illinois GO	6.000%	5/1/25	150	157
[11]	Illinois GO	5.000%	7/1/25	7,750	7,998
	Illinois GO	5.500%	7/1/25	2,610	2,620
	Illinois GO	5.000%	9/1/25	3,405	3,519
	Illinois GO	5.000%	11/1/25	28,750	29,813
[1]	Illinois GO	5.000%	11/1/25	10,000	10,440
	Illinois GO	5.000%	12/1/25	500	519
	Illinois GO	5.000%	12/1/25	660	685
	Illinois GO	5.000%	1/1/26	3,680	3,827
	Illinois GO	5.000%	2/1/26	3,125	3,159
	Illinois GO	5.000%	2/1/26	8,900	9,269
	Illinois GO	5.000%	3/1/26	3,250	3,390
	Illinois GO	5.000%	3/1/26	10,000	10,430
[3]	Illinois GO	5.000%	4/1/26	1,500	1,507
[3]	Illinois GO	5.000%	4/1/26	2,500	2,534
	Illinois GO	5.000%	5/1/26	6,550	6,641
[11]	Illinois GO	5.000%	5/1/26	5,000	5,236
	Illinois GO	5.500%	5/1/26	8,675	9,198
[11]	Illinois GO	5.000%	7/1/26	5,795	6,083
	Illinois GO	5.500%	7/1/26	3,300	3,313
	Illinois GO	5.000%	11/1/26	29,165	30,785
	Illinois GO	5.000%	11/1/26	3,500	3,692
	Illinois GO	5.000%	1/1/27	1,750	1,822
	Illinois GO	5.000%	3/1/27	6,825	7,240
	Illinois GO	5.000%	3/1/27	7,935	8,418
	Illinois GO	5.000%	4/1/27	2,585	2,619
[3]	Illinois GO	5.000%	4/1/27	1,000	1,004
	Illinois GO	5.000%	5/1/27	4,080	4,138
[11]	Illinois GO	5.000%	5/1/27	7,000	7,452
	Illinois GO	5.000%	6/1/27	1,400	1,468
[11]	Illinois GO	5.000%	7/1/27	9,605	10,251
	Illinois GO	5.500%	7/1/27	1,700	1,707
	Illinois GO	5.000%	10/1/27	1,500	1,606
	Illinois GO	5.000%	11/1/27	19,070	20,444
	Illinois GO	5.000%	1/1/28	590	614
	Illinois GO	5.500%	1/1/28	240	263
	Illinois GO	5.000%	2/1/28	1,075	1,140
	Illinois GO	4.000%	3/1/28	3,000	3,099
	Illinois GO	4.125%	3/1/28	325	326
	Illinois GO	5.000%	3/1/28	805	867
	Illinois GO	5.000%	5/1/28	1,555	1,577
[11]	Illinois GO	5.000%	5/1/28	5,000	5,404
	Illinois GO	5.000%	6/1/28	890	933
[11]	Illinois GO	5.000%	7/1/28	1,680	1,820
	Illinois GO	5.000%	11/1/28	22,450	24,101
	Illinois GO	5.000%	11/1/28	2,895	3,148
	Illinois GO	4.000%	1/1/29	215	215
	Illinois GO	5.000%	2/1/29	2,175	2,306
	Illinois GO	5.250%	2/1/29	350	354
	Illinois GO	5.000%	4/1/29	1,320	1,337
[11]	Illinois GO	5.000%	7/1/29	30,000	32,909
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	10/1/29	1,280	1,408
	Illinois GO	5.000%	11/1/29	16,775	17,955
	Illinois GO	4.000%	1/1/30	400	401
	Illinois GO	5.000%	1/1/30	1,000	1,040
	Illinois GO	5.000%	3/1/30	2,000	2,210
[11]	Illinois GO	5.000%	5/1/30	7,370	8,157
[11]	Illinois GO	5.000%	7/1/30	16,660	18,465
	Illinois GO	5.250%	7/1/30	8,135	8,164
[3]	Illinois GO	4.000%	2/1/31	1,500	1,542
	Illinois GO	5.000%	12/1/31	1,000	1,068
	Illinois GO	5.000%	11/1/32	4,255	4,454
	Illinois GO	5.000%	12/1/28	3,600	3,919
[4,6]	Illinois GO TOB VRDO	4.010%	5/4/23	6,665	6,665
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	854
[12]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	556
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	6,690	6,675
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	3,270	3,267
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	2,000	2,009
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,600	1,587
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	12,395	12,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	23,900	23,532
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,620	20,063
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,925	12,596
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/52	4,525	4,995
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.470%	12/1/23	10,000	9,976
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	2,001
[4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.910%	5/4/23	2,080	2,080
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,474
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	16,017
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	100
	Illinois Sales Tax Revenue	5.000%	6/15/23	9,805	9,824
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,167
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	511
[9]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,870	1,876
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,342
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,882
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,913
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,688
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,087
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	211
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,933
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,107
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,160
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,392
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,187
[9]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	395
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,783
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,308
[9]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	134
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,080
[9]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,333
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,470
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,456
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	906
	Illinois Sales Tax Sales Tax Revenue	3.000%	6/15/34	300	274
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,058
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,536
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,250	2,319
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,201
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,534
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,600
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	6,405	6,492
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,070	1,088
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,310
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,897
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,866
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,905	2,659
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,023
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,816
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,296
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,797
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	18,168
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	22,363
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	193
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	521
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	211
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	5,925	6,229
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	750	820
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	785	858
[4,15]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	3.920%	5/4/23	17,200	17,200
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	908
[14]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	848
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	279
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,245
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,002
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	821
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	634
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	141
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	237
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	247
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	178
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	367
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	235
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	437
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	226
[3]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,440
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	554
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,580
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,797
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,145
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,609
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,356
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,676
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,573
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,444
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	1,051
	Maine Township High School District No. 207 GO	4.000%	12/1/24	4,295	4,352
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,006
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	3,150	3,135
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	171
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	5,550	5,496
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,421
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	2,018
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,966
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,029
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	2,370	2,126
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	10,113
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	2,075	2,157
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	52
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	1,800	1,862
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,126
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	1,155	1,212
[3,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,161
[13,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,626
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,579
[3,16]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	7,787
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	10,000	7,571
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.920%	5/4/23	6,750	6,750
[3,4]	Metropolitan Pier & Exposition Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	5/4/23	7,685	7,685
[1,4]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	3.980%	5/4/23	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,007
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	550	605
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	675	743
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	562
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	370	416
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,782
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,618
[3]	Mundelein IL GO	4.000%	12/15/23	500	502
[3]	Mundelein IL GO	4.000%	12/15/25	500	513
[3]	Mundelein IL GO	4.000%	12/15/26	500	520
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,359
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,585
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	113
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	183
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	514
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,513
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,331
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	347
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	352
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	355
[1]	Peoria IL GO	4.000%	1/1/24	500	502
[1]	Peoria IL GO	4.000%	1/1/25	750	759
[1]	Peoria IL GO	4.000%	1/1/26	250	256
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	16,790	16,807
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	21,820	22,197
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	41,625	43,206
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,220	4,470
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	637
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	801
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	1,095	1,223
[4]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	3.910%	5/4/23	400	400
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	106
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,157
	Romeoville IL GO	5.000%	12/30/25	3,315	3,503
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	4,874
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	3,036
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	16,306
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,687
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	11,053
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,803
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,223
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,998
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,172
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,875
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,105
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	582
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.960%	5/4/23	15,005	15,005
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.000%	5/4/23	7,200	7,200
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,000
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,700
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,194
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,735
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,063
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,747
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,253
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	278
[9]	Southern Illinois University College & University Revenue	0.000%	4/1/25	310	286
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	205
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	183
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	223
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	774
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	297
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	415
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	398
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	468
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,019
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	229
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	285
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	667
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	790
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	4,971
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,689
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	5,557
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,096
	St Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	709
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,796
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	961
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,034
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	757
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,360
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,428
	Wheeling IL GO	4.000%	12/1/23	750	754
	Wheeling IL GO	4.000%	12/1/24	820	830
	Wheeling IL GO	4.000%	12/1/26	1,995	2,075
	Wheeling IL GO	4.000%	12/1/27	760	801
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,747
[3]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,103
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	197
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	422
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	287
[3]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	1,000	889
	Will County IL GO	4.000%	11/15/25	330	337
	Will County IL GO	5.000%	11/15/26	450	484
	Will County IL GO	5.000%	11/15/27	1,045	1,151
	Will County IL GO	5.000%	11/15/28	1,000	1,126
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,245
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,334
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,267
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,636
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,855
					2,383,026
Indiana (1.2%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	255
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	416
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,073
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	550	584
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	550	597
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	388
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	367
	Ball State University College & University Revenue	5.000%	7/1/23	660	662
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	204
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	360
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	365
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	369
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,681
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	1,865
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,070
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,155
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	1,962
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	2,009
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,061
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	1,715	1,799
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,165
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,215
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,297
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	111
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	500	528
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	590	629
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,346
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	523
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	539
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	560
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	6,055
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	763
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,139
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	501
40

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	588
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	611
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	948
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	2,026
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	3,760	4,313
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	850	869
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	485	501
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	507
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	502
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	545	582
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,155
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,218
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/24	415	417
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/25	275	279
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	205
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	234
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	290
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	293
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	770
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	791
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	810
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	834
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	852
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	436
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	951
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,380
	Franklin Township Community School Corp. GO	5.000%	7/15/23	2,290	2,295
	Franklin Township Community School Corp. GO	5.000%	1/15/24	2,370	2,387
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,644
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,177
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,660
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,264
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,529
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,087
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,426
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,115
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,189
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,263
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	105
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	94
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	418
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	339
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	334
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	284
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	280
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	201
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	369
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	277
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	549
	Indiana Finance Authority Electric Power & Light Revenue	3.000%	11/1/30	1,250	1,135
	Indiana Finance Authority Electric Power & Light Revenue	4.250%	11/1/30	5,225	5,224
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,264
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	704
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,037
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,145
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,285
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	3,782
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,294
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	362
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,032
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,364
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,957
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,175
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,740
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	386
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,251
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,548
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,577
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,626
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	404
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	854
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,119
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	6,827
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,613
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	6,980	6,871
	Indiana Finance Authority Industrial Revenue (Valley Electric Corporation Project)	2.500%	11/1/30	1,000	877
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,497
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	7,065	8,153
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	756
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,250	1,285
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	788
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	865	974
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,200	1,378
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,850
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	859
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	810
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,073
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,125
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	242
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	542
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,735	1,723
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,070	2,031
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	5,710	5,539
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,995	1,926
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,500	3,633
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,500	3,662
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,600	1,727
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,197
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	544
	Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	251
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	506
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	316
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	515
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	521
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	701
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	709
	Indianapolis Board of School Commissioners GO	5.000%	1/15/27	500	539
	Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	463
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,561
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,001
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	506
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,144
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	634
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	1,942
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	885
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,900
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,769
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	12,283
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	1,895
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,412
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,798
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	9,122
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,671
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,078
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,299
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,785
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,950
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	419
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	831
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	329
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	380
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	250
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	323
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	365
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	330
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	488
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,049
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,052
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,163
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	829
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	856
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	923
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	636
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	387
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	394
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	330
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	522
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	674
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	668
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	977
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,393
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	982
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/25	350	350
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	301
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	350	365
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	367
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	396
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	319
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	321
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	323
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	432
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	434
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	215
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	306
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	303
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	279
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	561
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	431
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,101
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,572
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	707
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	440
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	567
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	529
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,212
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	835
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,297
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	677
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,395
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	2,923
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,350
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,156
	Whiting Redevelopment District Tax Allocation Revenue	3.500%	7/15/26	2,790	2,726
	Whiting Redevelopment District Tax Allocation Revenue	4.000%	1/15/32	3,950	3,724
					368,648
Iowa (0.2%)
	Des Moines IA GO	5.000%	6/1/25	5,670	5,923
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,747
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	943
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,089
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	86
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,044
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	384
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,082
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,753
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,000	1,003
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,420	1,415
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,470	2,474
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	1,190	1,172
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	990	956
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	12,575	13,190
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	4,000	4,368
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	4,630	4,530
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	321
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	335
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	356
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	528
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,111
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	396
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	453
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,421
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	453
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	578
					52,111
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,533
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,560
[4,9]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,659
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	598
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,088
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,111
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	754
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,567
[2]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	3.793%	9/1/23	1,590	1,592
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,177
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	7,949
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,393
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	20,985	23,220
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/54	2,860	3,214
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,029
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	523
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	530
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	251
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	252
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	552
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,054
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	912
	Manhattan KS GO	0.400%	6/15/25	12,600	11,621
	Olathe KS GO	4.250%	10/1/25	7,970	8,240
	Olathe KS GO	4.250%	10/1/26	5,795	6,088
	Olathe KS GO	4.250%	10/1/27	5,910	6,319
	Olathe KS GO	4.250%	10/1/28	6,510	7,080
[4]	Overland Park KS Sales Tax Revenue	5.500%	11/15/28	385	393
	Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	140	124
	Saline County KS GO	4.000%	9/1/23	2,285	2,291
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,066
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,316
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,503
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,578
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,835
	Topeka KS GO	4.250%	8/15/26	2,205	2,314
	Topeka KS GO	4.250%	8/15/27	1,365	1,436
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	223
	Wyandotte County-Kansas City Unified Government GO	4.000%	4/1/24	14,805	14,847
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	916
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,042
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,562
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,158
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,846
					151,316
Kentucky (2.1%)
[3]	Ashland KY GO	5.000%	1/1/24	1,025	1,037
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	686
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	303
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	958
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,692
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,071
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,148
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,126
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,201
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,280
[3]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,038
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	225	237
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	690	737
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	630	683
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,199
	Kenton KY GO	4.000%	4/1/30	1,000	1,032
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	130	131
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/24	1,900	1,913
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/25	625	629
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,192
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,127
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,070
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	9/1/27	1,255	1,306
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,094
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	124
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	131
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	164
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	211
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	952
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,052
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,208
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	1,165	1,277
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,735
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,032
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,391
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,373
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,094
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.260%	2/1/46	1,000	1,001
	Kentucky Economic Development Finance Authority Resource Recovery Revenue PUT	3.650%	4/1/31	5,500	5,499
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,420
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	251
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	93
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,328
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	831
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,729
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	745	745
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	590
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	600
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,761
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,300	1,299
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	5,879
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,723
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,503
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	501
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,905
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,784
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	829
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,079
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,090
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,898
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,122
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	306
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,993
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,205	125,316
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	120,675	120,969
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	51,925	52,001
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,130	25,157
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	66,050	66,211
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	17,675	17,694
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	7,195	7,220
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	365
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,007
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,420
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	376
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,384
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	916
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,712
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,440
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,408
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	211
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,771
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,532
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,243
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	541
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,016
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,540
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,098
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,473
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	7,885
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,320
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,377
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,285
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	811
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	180
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	446
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,708
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	31,315	31,464
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,917
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,087
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,317
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,315
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	3,990
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	995
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,910
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,024
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,575
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,797
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,052
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	5,377
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,173
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,282
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,366
[3]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,344
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	340
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	305
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	729
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	540
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,360
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	594
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,539
					658,818
Louisiana (1.2%)
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	372
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	113
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	824
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	674
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	6,816
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	810
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	597
[1]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	250
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	523
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	428
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	635
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	618
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/27	1,200	1,254
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,060
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,679
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,243
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	302
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	555
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	525
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/27	500	545
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/30	500	579
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,645
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	3.867%	5/1/43	9,630	9,409
	Louisiana GO	5.000%	10/1/25	12,865	13,530
	Louisiana GO	5.000%	10/1/26	6,750	7,269
	Louisiana GO	4.000%	9/1/32	1,000	1,034
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,710
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	618
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	353
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	677
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,123
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,086
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,006
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,438
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,110
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	2,002
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	1,780	1,892
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	1,920	2,081
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	3,590	3,892
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	4,000	4,330
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	4,000	4,317
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,070	11,913
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,278
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,422
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,028
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,460
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,490
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	13,525
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,958
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	5,125	5,054
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	4,375	4,314
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program), Prere.	5.000%	6/1/24	1,500	1,531
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	543
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,376
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	4/1/26	825	876
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project), ETM	5.000%	4/1/26	175	186
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	396
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,491
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,214
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,155
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,511
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,639
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,149
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,854
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	446
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,826
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,697
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	469
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,370
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	433
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	28,231
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	660
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	644
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	744
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	13,085	13,450
[2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	9/1/57	2,500	2,500
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	910	912
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,150
[4]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	5/4/23	8,320	8,320
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	102
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	366
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	202
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	103
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,497
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,497
[3]	Shreveport LA GO	5.000%	3/1/28	550	593
[3]	Shreveport LA GO	5.000%	3/1/29	600	654
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,998
[3]	Shreveport LA GO	5.000%	3/1/30	700	771
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,514
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,904
[3]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	857
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,095
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,244
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,060
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,086
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,352
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,642
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,915	18,488
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	33,740	31,904
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,481
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	22,495	21,155
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	12,530	12,463
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	950	993
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	2,050	2,169
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,637
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	3,865	3,891
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,270	1,271
					380,128
Maine (0.1%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	698
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,590	2,596
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	763
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,170	2,212
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	604
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	545	547
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	460	470
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	110	112
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	180	180
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	277
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,076
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	212
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	570
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	527
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	423
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	671
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	424
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	682
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	494
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	5,200	5,200
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	354
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	99
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	203
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	137
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	603
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	769
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	830
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	882
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,680	1,662
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	1,630	1,624
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,040	2,033
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	925	924
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,515	1,584
					30,442
Maryland (1.8%)
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,504
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,456
[4]	Baltimore County MD Sewer Revenue TOB VRDO	4.160%	5/4/23	3,600	3,600
[4,6]	Baltimore County ML Health, Hospital, Nursing Home Revenue TOB VRDO	3.850%	5/4/23	3,550	3,550
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	521
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/23	525	526
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	767
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	679
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	98
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	98
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	128
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	163
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	551
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	629
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	104
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	534
	Charles County MD GO	5.000%	10/1/23	3,400	3,425
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	235	231
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,493
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	1,984
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,113
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	919
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	5,800
	Hyattsville MD Special Tax Revenue	5.000%	7/1/27	2,200	2,201
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	2,040	2,063
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	960	959
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,335	1,341
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,345	9,210
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	8,330	8,084
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,840	2,749
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	5,780	5,598
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	18,255	19,036
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	10,000	10,920
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,602
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,640	1,694
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,365
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	10,042
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	21,078
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,345	1,423
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,582
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,517
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	17,164
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,764
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,648
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,602
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	3,601
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	2,698
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,735	10,912
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,350
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,482
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,524
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,533
	Maryland Economic Development Corp. Tax Allocation Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/30	1,250	1,151
	Maryland GO	5.000%	3/15/24	18,320	18,624
	Maryland GO	5.000%	3/15/25	32,130	33,427
	Maryland GO	2.750%	8/1/25	590	584
	Maryland GO	4.000%	8/1/25	16,725	17,186
	Maryland GO	5.000%	8/1/25	5,120	5,376
	Maryland GO	5.000%	3/1/26	12,500	13,289
	Maryland GO	5.000%	6/1/26	1,150	1,177
	Maryland GO	4.000%	6/1/27	7,000	7,081
	Maryland GO	5.000%	8/1/27	7,745	8,522
	Maryland GO	4.000%	8/1/28	7,000	7,534
	Maryland GO	4.000%	3/1/29	2,000	2,172
	Maryland GO	5.000%	3/1/29	25,000	28,537
	Maryland GO	4.000%	8/1/29	1,100	1,202
	Maryland GO	5.000%	3/15/31	6,000	6,558
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,222
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	186
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,465
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	356
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	155
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	381
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	477
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	750
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	175
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,042
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	203
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,183
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	142
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	144
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	601
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,253
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Medstar Heal Thissue) TOB VRDO	3.920%	5/4/23	16,780	16,780
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,206
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,110	8,603
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	4.140%	7/1/42	6,195	6,171
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	3,280	3,280
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	8,260	8,260
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.110%	5/4/23	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	13,299
[2,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.400%	7/1/41	32,530	32,530
[4]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	3.960%	5/5/23	13,965	13,965
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	1,430	1,432
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	250
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	418
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	3,385	3,521
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	296
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,314
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	462
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	2,000	2,169
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	600	651
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	941
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	2,000	2,260
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	746
[4]	Maryland Stadium Authority Intergovernmental Agreement Revenue TOB VRDO	4.030%	5/4/23	7,500	7,500
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,152
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	7,684
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	6,834
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,051
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	2,977
[12]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,176
	Montgomery County MD GO	5.000%	10/1/25	3,825	4,027
	Montgomery County MD GO	4.000%	12/1/25	190	191
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,064
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	3.280%	12/1/41	13,250	13,248
	Prince George's County MD GO	5.000%	9/15/27	4,200	4,640
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,150	1,143
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	741
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	649
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,139
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	1,856
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	586
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,073
					566,823
Massachusetts (1.7%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	201
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	476
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	497
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	881
	Brookline MA GO	4.000%	2/15/27	6,025	6,356
	Brookline MA GO	4.000%	2/15/28	5,670	6,085
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	220	218
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	1,325	1,328
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/27	1,290	1,320
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	20,388
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	37,312
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,434
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	6,670
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	7,796
[10]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	7,383
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,181
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	26,201
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,572
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	30,212
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	661
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	29,436
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	347
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	5,601
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	4,856
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,099
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,209
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,150
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	500	563
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	550	619
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,841
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,496
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	1,055	1,058
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,078
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,405	1,458
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	185	185
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/23	215	215
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	851
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,039
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	3,673
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,633
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	257
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	218
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,115
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	355
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	126
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	533
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	270
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	231
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	537
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,535
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	66
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,157
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	568
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	216
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	240
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	570
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	180
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	228
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	244
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	6,979
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	193
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	139
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	550	606
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	300	330
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	184
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/28	700	789
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	800	897
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	197
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	760	875
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,187
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,649
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,623
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	8,660
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,007
[4,6]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.920%	5/4/23	5,815	5,815
[4]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	4.010%	5/4/23	10,000	10,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	2,807
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,011
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	766
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	250
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,793
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	221
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	553
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,409
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,371
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,016
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,539
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	263
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,148
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	808
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,626
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,430
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,403
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	699
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	383
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	251
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	498
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	296
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	675
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,298
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,046
52

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,251
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,329
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	524
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	322
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,374
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	342
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	10,229
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	633
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	338
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	566
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	630
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	905
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,179
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,859
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	844
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,382
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	8,500	8,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,121
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	3,980	3,980
[2,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	7/1/49	6,575	6,496
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	503
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	555	554
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,295	1,297
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,874
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	612
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,500	7,736
[12]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,175	1,159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	275
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	278
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	286
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	293
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	160
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	323
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	3,071
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	327
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	172
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	1,355	1,343
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	645	643
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	330	329
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,010	982
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,395	2,394
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,515
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/23	600	600
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	533
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	409
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/28	750	836
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,919
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/29	750	855
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/30	750	871
	Massachusetts State College Building Authority College & University Revenue, Prere.	4.000%	5/1/25	100	102
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,307
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	12,180
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	7,930
	Worcester MA GO	5.000%	2/1/25	4,900	5,083
	Worcester MA GO	5.000%	2/1/26	9,465	10,045
	Worcester MA GO	5.000%	2/1/27	6,035	6,563
	Worcester MA GO	5.000%	2/1/28	6,155	6,855
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Worcester MA GO	5.000%	2/1/29	6,280	7,158
					522,708
Michigan (2.3%)
[17]	Allen Park Public School District GO	5.000%	11/1/26	335	351
	Bloomfield Hills School District GO	5.000%	5/1/25	770	802
	Bloomfield Hills School District GO	5.000%	5/1/27	640	697
	Bloomfield Hills School District GO	5.000%	5/1/28	720	801
	Bloomfield Hills School District GO	5.000%	5/1/29	775	881
[17]	Brighton MI Area School District GO	5.000%	5/1/24	160	163
[17]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	4,611
[17]	Byron Center Public Schools GO	5.000%	5/1/25	100	104
[17]	Byron Center Public Schools GO	5.000%	5/1/26	110	117
[17]	Byron Center Public Schools GO	5.000%	5/1/27	200	218
[17]	Chippewa Valley Schools GO	5.000%	5/1/23	575	575
[3,17]	Detroit City School District GO	5.250%	5/1/27	8,025	8,806
[3,17]	Detroit City School District GO	5.250%	5/1/29	3,860	4,426
[3,4,17]	Detroit City School District GO TOB VRDO	4.020%	5/4/23	2,000	2,000
[3]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,038
[3]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	535
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	451
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,224
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,018
[3,4]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	4.060%	5/4/23	4,705	4,705
[3,4,17]	Detroit MI City School District GO TOB VRDO	3.990%	5/4/23	3,480	3,480
	Detroit MI GO	5.000%	4/1/24	300	302
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	685
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	723
[17]	East Lansing School District GO	4.000%	5/1/26	530	547
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,860
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,662
[1,4,6]	Eastern Michigan University College & University Revenue TOB VRDO	3.790%	5/1/23	21,400	21,400
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	850
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	587
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	656
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	532
[17]	Fremont Public Schools GO	5.000%	5/1/24	470	478
[17]	Fremont Public Schools GO	5.000%	5/1/25	730	761
[17]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	822
[17]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,763
[3]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,729
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	426
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	713
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	651
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	584
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	972
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	795
[1]	Grandville Public Schools GO	5.000%	5/1/24	475	483
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	611
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	647
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	695
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	798
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	866
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	917
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	967
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,020
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,739
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,632
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.960%	5/4/23	4,235	4,235
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,291
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,375
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,638
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,880
[17]	Holt Public Schools GO	5.000%	5/1/24	500	508
[17]	Holt Public Schools GO	5.000%	5/1/25	710	740
[17]	Holt Public Schools GO	5.000%	5/1/26	900	959
[17]	Hudsonville Public Schools GO	5.000%	5/1/25	340	354
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	770
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,103
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,114
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,142
	Kalamazoo County MI GO	3.000%	5/1/25	875	875
	Kalamazoo County MI GO	3.000%	5/1/26	900	904
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,876
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,943
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	40	38
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	630	630
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	553
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,144
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,506
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,361
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,365
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/23	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	5
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	708
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	252
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	511
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	1,620	1,601
[17]	Lake Orion Community School District GO	5.000%	5/1/24	525	534
[17]	Lake Orion Community School District GO	4.000%	5/1/25	350	356
[17]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,464
[17]	Lake Orion Community School District GO	4.000%	5/1/27	500	524
[17]	Lake Orion Community School District GO	4.000%	5/1/28	500	529
[17]	Lake Orion Community School District GO	4.000%	5/1/29	675	723
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	391
[17]	Lansing School District GO	5.000%	5/1/23	435	435
[17]	Lansing School District GO	5.000%	5/1/24	350	356
[17]	Lansing School District GO	5.000%	5/1/25	435	453
[17]	Lansing School District GO	5.000%	5/1/26	425	453
[3,17]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,705
[3,11]	Livonia Public Schools GO	5.000%	5/1/26	450	478
[3,11]	Livonia Public Schools GO	5.000%	5/1/27	225	245
[3,11]	Livonia Public Schools GO	5.000%	5/1/28	675	749
[3,11]	Livonia Public Schools GO	5.000%	5/1/29	525	593
[3,11]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,206
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,110
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,456
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24	1,510	1,538
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,303
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	550
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	23,113
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,338
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	190	185
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	107
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	231
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	500
[4]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,293
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,228
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,185
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,137
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,266
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	515
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,165	1,189
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,899
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	526
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,501
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,381
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,281
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	519
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,220	1,259
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,472
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	629
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,521
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,907
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	4,800
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,227
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,960	7,155
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,498
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,015	3,102
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,948
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,515
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	5,165
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,965	3,231
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,086
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,115	3,432
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,052
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,350	17,446
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	18,562
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,115	25,387
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	4,865	5,109
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	7,500	6,600
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	9,222
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,930	14,126
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.280%	12/1/34	8,000	7,999
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	1,215	1,215
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/5/23	2,495	2,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,265	4,356
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,064
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,610	4,708
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	55	57
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	860	896
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.710%	12/1/39	24,000	24,029
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	12/1/39	5,500	5,475
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,862
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	545	546
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/25	2,070	2,117
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	701
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	202
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	844
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	453
[17]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,371
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,085
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	321
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	538
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	546
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	3,075	3,129
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,017
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	3,075	3,133
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,018
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	2,200	2,244
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/31	1,945	1,980
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,058
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,415
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,255	2,287
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,285
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,067
[3]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,034
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,036
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,853
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	690
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,920
[4]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	3.920%	5/4/23	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,294
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,831
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,515
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,620
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,260
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,667
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	1,345	1,397
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	11,759
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,536
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.100%	12/1/23	1,290	1,280
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	280	269
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,570	8,592
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	2,755	2,745
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	5,070	5,010
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,515	1,511
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	20,175	20,233
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	12,605	12,656
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	10,980	10,820
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	20,140	19,560
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	15,420	16,083
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	18,675	19,961
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	9,225	10,028
	Michigan State University College & University Revenue	5.000%	2/15/28	145	161
	Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,872
	Michigan State University College & University Revenue	4.000%	8/15/32	1,860	1,866
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	757
[17]	Milan Area Schools GO	5.000%	5/1/23	585	585
[17]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,136
[17]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	219
[17]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	490
[17]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	570
[17]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	256
[17]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	273
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	652
	Northern Michigan University College & University Revenue	5.000%	6/1/24	630	642
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,055
	Northern Michigan University College & University Revenue	5.000%	6/1/25	700	728
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,489
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	531
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	326
	Northern Michigan University College & University Revenue	5.000%	6/1/28	250	278
	Northern Michigan University College & University Revenue	5.000%	6/1/29	435	495
[17]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,139
	Northville Public Schools GO	5.000%	5/1/24	300	305
	Northville Public Schools GO	5.000%	5/1/25	350	364
	Northville Public Schools GO	5.000%	5/1/26	410	436
	Novi Community School District GO	4.000%	5/1/23	310	310
	Novi Community School District GO	4.000%	5/1/24	250	252
	Novi Community School District GO	4.000%	5/1/25	760	772
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,326
	Oakland University College & University Revenue	5.000%	3/1/27	905	976
	Oakland University College & University Revenue	5.000%	3/1/28	800	878
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,116
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,135
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,722
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,360
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,313
[17]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,000
[17]	Romulus Community Schools GO	4.000%	5/1/25	740	752
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	1,390	1,408
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	200
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	432
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	746
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,045
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,061
[17]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	725
[17]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	912
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	13,100	13,132
[17]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	310
[17]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	436
[1]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	2,935
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,360	3,569
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,730
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,352
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	863
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,691
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	513
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,004
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	787
[17]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	506
[17]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	508
[3]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	136
[3]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	206
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	194
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	210
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	252
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	562
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	164
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	519
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	167
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	446
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,615
					725,799
Minnesota (0.9%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	501
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/23	350	350
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	303
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	363
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	330
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	411
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	341
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	389
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	525
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	264
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	405
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	387
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	2,000	2,064
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	420
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	614
	Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,775	1,897
	Lake Elmo MN GO	3.000%	2/1/24	1,140	1,139
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,171
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,202
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,244
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,290
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,318
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,501
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,110
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,260
	Metropolitan Council GAN GO	5.000%	12/1/27	16,445	18,282
	Metropolitan Council GO	5.000%	3/1/25	6,200	6,444
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,338
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,725	1,789
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,543
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	857
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,078
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,478
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,032
	Minneapolis MN/St Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	604
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,079
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,365
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,342
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	975	1,051
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,444
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,395
	Minnesota GO	5.000%	8/1/23	1,025	1,030
	Minnesota GO	5.000%	8/1/24	9,660	9,900
	Minnesota GO	5.000%	8/1/24	10,300	10,556
	Minnesota GO	5.000%	8/1/26	4,345	4,451
	Minnesota GO	4.000%	8/1/27	5,950	5,970
	Minnesota GO	5.000%	8/1/34	13,000	13,568
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	252
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	261
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	319
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,537
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,148
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	525
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,202
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,840	1,834
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,280	3,271
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	6,230	6,263
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,795	3,740
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,980	1,951
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	6,555	6,368
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,305	5,151
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	9,700	9,399
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	2,195	2,163
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,345	2,565
[11]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,600	3,876
[2]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.410%	7/1/41	2,000	2,000
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/23	1,210	1,210
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,001
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	1,970
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,508
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,500
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	46,330	46,935
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	4.216%	12/1/52	18,000	17,545
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,172
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,220	2,235
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,608
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	100
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/27	1,250	1,312
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,386
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,462
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	2,840
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,831
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,052
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	791
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	818
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	702
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,885
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,420	4,595
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,726
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,835	2,869
					267,273
Mississippi (0.4%)
	DeSoto County MS GO	5.000%	11/1/23	645	650
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,562
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,311
	Harrison County School District GO	4.000%	6/1/24	1,250	1,261
	Harrison County School District GO	4.000%	6/1/25	2,175	2,218
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	12,430	11,827
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,448
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	215	215
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	394
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	335
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	436
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	933
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	994
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,055
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/23	285	287
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,451
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/24	275	281
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/25	255	266
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/26	225	239
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/27	400	433
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/28	315	347
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,132
	Mississippi Development Bank Miscellaneous Tax Revenue	5.000%	10/15/26	200	212
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/24	4,200	4,246
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/25	5,870	6,046
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,404
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,311
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,633
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	667
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	708
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	760
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	797
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	839
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,335	1,296
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,910	5,134
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,700	5,820
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,685	4,701
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,518
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	714
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	624
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	739
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	434
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,577
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.150%	8/30/23	7,880	7,859
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	6,849
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	7,241
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,057
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,286
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	602
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	753
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,359
[3]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	404
[3]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	542
					109,207
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,460
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	499
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/23	750	748
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,319
	Brentwood MO COP	4.000%	10/1/24	225	227
	Brentwood MO COP	4.000%	10/1/25	210	215
	Brentwood MO COP	4.000%	10/1/26	215	222
	Brentwood MO COP	4.000%	10/1/27	270	280
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	435
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,751
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	610
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,475
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	445
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,209
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,873
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,941
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,236
	Center School District No. 58 GO	4.000%	3/1/31	1,025	1,059
	Fort Osage School District No. R-1 Lease Appropriation COP	2.750%	4/1/27	19,255	18,823
	Franklin County MO COP	3.000%	11/1/23	430	429
	Franklin County MO COP	3.000%	4/1/24	475	473
	Franklin County MO COP	3.000%	11/1/24	440	437
	Franklin County MO COP	4.000%	4/1/25	990	1,005
	Franklin County MO COP	4.000%	11/1/25	455	466
	Franklin County MO COP	4.000%	4/1/26	1,035	1,063
	Franklin County MO COP	4.000%	11/1/26	475	492
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	150	159
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	262
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	546
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	698
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	500	550
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,892
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,236
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,537
[1]	Joplin Schools GO	5.000%	3/1/28	4,855	5,362
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	521
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	691
	Kansas City MO Appropriations Revenue	5.000%	9/1/27	1,780	1,929
	Kansas City MO Appropriations Revenue	5.000%	9/1/29	2,235	2,500
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,015
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	431
	Ladue School District GO	3.000%	3/1/28	4,000	4,030
	Ladue School District GO	3.000%	3/1/29	2,950	2,974
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,721
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,750
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,689
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,880
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	300	349
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	4.010%	5/4/23	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,274
[1,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/4/23	2,000	2,000
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	19,955	19,955
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	13,810	13,810
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	504
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	752
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	206
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,099
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	513
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,541
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	396
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	524
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	925	897
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	573
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	802
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	588
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,520
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,300	1,400
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	605
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	163
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,899
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,143
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,400	2,634
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,299
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,012
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	565
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,207
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	787
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	51,000	52,299
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	68,400	74,849
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	12,930	14,107
[4,6]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.790%	5/1/23	2,800	2,800
[4,6]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/4/23	7,500	7,500
[4]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,000	1,017
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	11/1/50	1,920	1,892
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	3,135	3,065
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	5/1/52	5,345	5,267
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,175	4,369
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.750%	5/1/53	3,400	3,673
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,071
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,034
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	370
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,004
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,729
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,401
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,549
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	1,890	1,951
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/27	175	184
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/28	200	213
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,233
	Raymore MO Tax Allocation Revenue	5.000%	5/1/24	555	553
	Raymore MO Tax Allocation Revenue	5.375%	5/1/28	1,660	1,655
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,023
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,055
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	820
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,748
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	1,004
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,879
	St. Charles County Francis Howell R-III School District GO	4.000%	3/1/29	1,500	1,515
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	679
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/23	385	384
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	795
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	4,973
[12]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,570	7,711
	St. Louis MO Airport Airport Port, Airport & Marina Revenue	5.000%	7/1/27	500	544
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,500
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,596
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,335	1,324
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,230
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,188
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,149
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,261
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,219
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,175
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	1,335	1,274
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,155	1,146
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,155	1,102
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,155	1,064
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,155	1,028
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,155	994
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,310	1,091
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,310	1,054
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,310	1,016
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,171
					415,797
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	25,197
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	520
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	701
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	589
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	985
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	561
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	786
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	391
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	502
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,165
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	420	429
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	393
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	703
[4,6]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.410%	5/4/23	1,705	1,705
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue, ETM	3.000%	6/1/23	350	350
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	199
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	225
					36,401
Multiple States (1.9%)
[2,4,18]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	4.070%	12/15/28	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.310%	5/1/23	55,060	55,060
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.310%	5/1/23	124,500	124,500
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.910%	5/4/23	58,700	58,700
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.910%	5/4/23	34,700	34,700
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.920%	5/4/23	11,100	11,100
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.920%	5/4/23	13,500	13,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.310%	5/1/23	110,740	110,740
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.910%	5/4/23	103,400	103,400
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.920%	5/4/23	35,500	35,500
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.010%	5/4/23	35,500	35,500
					588,300
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,002
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,486
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	201
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,505
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,593
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	125,455	125,972
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	29,950	31,352
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,028
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	102
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	851
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,137
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,482
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,681
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,325
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,085
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,109
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,643
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,261
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,940
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,826
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	662
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,565
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	645	643
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	6,895	6,679
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	1,935	1,915
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,771
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	362
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	672
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	620
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,598
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	862
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	377
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	410
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	2,000	1,989
[4]	Omaha Public Power District Nebraska City Station Unit 2 Electric, Power, Light Revenue TOB VRDO	3.920%	5/4/23	10,675	10,675
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	5,560
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,540
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	7,200	7,368
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,330
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,176
					241,407
Nevada (0.5%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	763
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	4,763
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,575
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,797
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,561
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	255
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,507
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	968
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	22,102
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,095
[3]	Clark County School District GO	5.000%	6/15/23	3,735	3,743
[3]	Clark County School District GO	5.000%	6/15/23	3,695	3,703
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District GO	5.000%	6/15/23	5,820	5,832
	Clark County School District GO	5.000%	6/15/23	1,760	1,762
[3]	Clark County School District GO	4.000%	6/15/24	3,625	3,642
	Clark County School District GO	5.000%	6/15/24	3,505	3,577
[3]	Clark County School District GO	5.000%	6/15/24	7,840	8,006
[3]	Clark County School District GO	3.000%	6/15/25	415	416
	Clark County School District GO	5.000%	6/15/25	410	428
	Clark County School District GO	5.000%	6/15/26	6,930	7,304
[3]	Clark County School District GO	5.000%	6/15/26	1,260	1,345
	Clark County School District GO	5.000%	6/15/26	120	128
[3]	Clark County School District GO	5.000%	6/15/27	1,220	1,331
[3]	Clark County School District GO	5.000%	6/15/27	1,360	1,484
	Clark County School District GO	5.000%	6/15/29	780	820
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,294
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	795	801
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,061
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,368
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	827
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	772
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	636
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	624
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	159
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	448
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	265
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/23	150	150
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	175
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	225
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	200	172
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,565
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,583
[4]	Mizuho Floater/Residual Trust	3.970%	5/1/23	7,700	7,700
	Nevada COP	5.000%	4/1/26	605	609
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,180	3,336
[12]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,390	1,414
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,859
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	617
[3]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,865
[3]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,076
[3]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,297
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/23	60	60
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/24	120	119
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	145	143
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	180	176
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	300	305
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	204
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	225	229
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	170	173
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	185	188
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	250	254
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	250	253
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	517
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	527
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	751
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	455
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	355
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	253
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	498
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	362
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	915
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	405
	Washoe County School District GO	5.000%	6/1/27	125	130
					151,077
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	858
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	1,017
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,585	5,564
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	265
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	891
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	481
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	693
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	553
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	813
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	595	566
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	551
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,027
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	401
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,358
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,683
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	1,944
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,829
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,015	1,107
					22,601
New Jersey (5.6%)
	Atlantic City NJ GO	5.000%	12/1/23	370	370
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	304
[3]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,317
[3]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,405
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	826
[3]	Atlantic City NJ GO	5.000%	3/1/25	750	774
[3]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,176
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,613
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,670
	Bergen County NJ GO	2.000%	6/1/24	460	452
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,571
	Bergen County NJ GO	2.000%	6/1/25	460	447
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,894
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,134
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,755
	Berkeley Township NJ BAN GO	4.000%	8/29/23	10,690	10,711
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	805
[3]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,001
[3]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,298
[3]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,306
[3]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,314
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.500%	8/9/23	10,000	10,031
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	561
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,036
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	668
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	456
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	3,744
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,017
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,065
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	1,000	1,009
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	3,000	3,028
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	501
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	569
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,068
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	540
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,375
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,925	1,975
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	537
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	11,908
	Cliffside Park Borough NJ BAN GO	4.000%	9/29/23	4,000	3,999
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,828
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,817
[3]	Clifton Board of Education GO	2.000%	8/15/29	5,570	5,221
[3]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,519
[3]	East Orange NJ GO	4.000%	9/15/26	525	544
	East Rutherford Borough NJ GO	4.250%	4/5/24	7,750	7,748
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Glassboro Board of Education GO	3.000%	7/15/23	50	50
	Glassboro Borough NJ BAN GO	4.000%	8/22/23	4,378	4,377
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,066
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,120
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,283
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,922
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	3,832
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	248
	Guttenberg NJ BAN GO	4.000%	10/19/23	5,790	5,787
	Haddonfield Borough NJ GO	4.500%	8/16/23	5,700	5,707
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,353
	Hoboken NJ GO	4.500%	3/14/24	29,839	30,087
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	872
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,155
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,125
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,486
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,519
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,204
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,946
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,528
	Hudson County NJ GO	3.000%	11/15/28	9,000	9,022
[4]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	6,770	6,770
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	7,500	7,500
	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	7,500	7,500
	Lawrence Township NJ BAN GO	4.000%	9/21/23	3,030	3,031
	Leonia Borough NJ BAN GO	4.000%	8/18/23	3,648	3,648
	Linden NJ BAN GO	4.000%	8/23/23	8,357	8,363
	Maplewood Township NJ BAN GO	4.000%	7/27/23	8,300	8,299
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,239
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,198
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,250
[4]	Mercer County NJ GO TOB VRDO	3.820%	5/1/23	4,100	4,100
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	779
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	793
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	306
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	551
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,117
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	449
	Morris County NJ GO	3.000%	2/1/25	1,495	1,497
	Morris County NJ GO	3.000%	2/1/26	3,405	3,427
	Morris County NJ GO	3.000%	2/1/27	3,160	3,195
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	729
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	461
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	470
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,334
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,100
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,599
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	825	826
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,100	10,117
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	6,406
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	16,027
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	115
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,016
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	4,220	4,225
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	825	826
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,633
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	142
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,687
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,816
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,165	3,249
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	15,825	15,846
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,653
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	352
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	243
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,587
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	15,747
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	8,900	8,912
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,841
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	585
[14]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,120
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	1,065	1,125
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	16,100
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	285	285
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	276
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	440
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,063
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	547
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/29	5,000	5,043
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/31	2,000	2,016
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	3,600	3,669
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,150	3,350
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/26	21,860	22,866
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.110%	9/1/25	3,600	3,596
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.600%	5.460%	3/1/28	2,250	2,250
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	2,804
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,151
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,145
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	12,062
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,281
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	26,628
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	20,263
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,540	2,481
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	135	134
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	1,275	1,279
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,750	2,807
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	18,325	18,880
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	14,225	14,901
[11]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,562
[11]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	1,500	1,557
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	13,049
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,007
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,510
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,065
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,770
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,587
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	604
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	21,388
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,081
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,037
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,405
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	1,982
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	900	910
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,476
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	5,450	5,904
	New Jersey Economic Development Authority Lease Revenue	4.000%	6/15/29	1,065	1,107
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	2,993
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,484
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,149
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,940
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	994
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	2,540	2,543
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	528
	New Jersey Economic Development Authority Revenue	5.250%	4/1/28	2,720	2,996
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	200
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	200
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	466
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,001
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,500	4,584
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,213
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	255
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,759
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,096
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,853
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	480
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	104
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	172
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,026
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,465
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,633
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	713
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	234
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	638
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	357
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,270
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,865	1,868
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	586
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	529
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	546
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	130
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	365
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,097
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	498
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	557
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,445	2,572
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	102
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	370
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	2,031
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	864
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,219
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,153
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	785
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,003
	New Jersey GO	5.000%	6/1/23	745	746
	New Jersey GO	5.000%	6/1/23	1,775	1,777
	New Jersey GO	5.000%	6/1/23	1,000	1,001
	New Jersey GO	5.000%	6/1/24	27,500	28,052
	New Jersey GO	2.000%	6/1/25	3,000	2,900
	New Jersey GO	5.000%	6/1/25	25,580	26,736
	New Jersey GO	5.000%	6/1/25	1,670	1,745
	New Jersey GO	2.000%	6/1/26	2,000	1,908
	New Jersey GO	5.000%	6/1/27	58,640	64,080
	New Jersey GO	2.000%	6/1/28	17,990	16,708
	New Jersey GO	5.000%	6/1/28	38,650	43,093
	New Jersey GO	4.000%	6/1/30	6,985	7,566
	New Jersey GO, Prere.	4.000%	6/1/23	1,420	1,421
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/30	225	243
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/31	1,160	1,252
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/32	1,065	1,149
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,454
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,668
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,620	3,623
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	240
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,644
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,005
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,047
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	305
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,051
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,652
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,970	5,071
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,121
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	259
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,974
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,207
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,446
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,529
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,689
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,299
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	4,663
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,854
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,737
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	711
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	887
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	526
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	602
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,459
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,811
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,613
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	3,750	3,895
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	9,575	9,757
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,583
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	12,935	13,661
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	955	957
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	55	56
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	500	533
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,066
[3]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	526
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	1,975	1,987
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	171
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,046
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,562
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	2,823
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,188
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,741
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,085
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,478
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,944
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,367
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,363
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	10,250	10,365
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	10,965	11,151
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	30,440	29,977
[11]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	10,000	10,868
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,935	6,215
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.060%	5/1/48	10,000	10,074
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	5,585
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	11,849
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,522
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	751
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	762
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,035
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,492
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	4,000	4,214
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,160
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,292
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	9,658
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	7,106
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	12,775
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	12/15/26	22,550	23,987
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	12/15/31	110	122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	10,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,320	2,340
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	242
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,445
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,389
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	4,893
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,000	915
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,795	1,642
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,945	2,951
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,120	1,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	9,221
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	14,094
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	15,900	16,793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	13,460	14,223
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	159
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,085	2,557
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	950	785
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,040	3,337
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,080	4,310
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	21,490	17,344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,955	1,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,475	1,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	7,500	7,922
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	20,000	15,464
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	21,540	22,736
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,780	1,323
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,000	11,320
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,245	2,319
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	76
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	397
[4,10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.950%	5/4/23	8,081	8,081
[4,6]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	3.900%	5/4/23	1,270	1,270
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,010
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,364
[10,19]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	238
[10,14]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	321
[10,19]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	774
[16,19]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,212
[10,19]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,067
[4,6]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	3.940%	5/5/23	41,040	41,040
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,363
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,392
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	17,882
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	639
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,170	2,220
[4]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	4.010%	5/4/23	12,000	12,000
	New Providence Borough NJ BAN GO	4.000%	7/27/23	4,500	4,497
	Newark Board of Education GO	5.000%	7/15/23	150	151
	Newark Board of Education GO	5.000%	7/15/24	250	255
[1]	Newark Board of Education GO	5.000%	7/15/25	125	130
[1]	Newark Board of Education GO	5.000%	7/15/26	150	159
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,648
[1]	Newark Board of Education GO	5.000%	7/15/28	350	384
[3]	Newark NJ GO	5.000%	10/1/23	1,000	1,007
[3]	Newark NJ GO	5.000%	10/1/23	275	277
[3]	Newark NJ GO	5.000%	10/1/24	1,000	1,026
[3]	Newark NJ GO	5.000%	10/1/24	325	333
[3]	Newark NJ GO	5.000%	10/1/25	1,000	1,042
[3]	Newark NJ GO	5.000%	10/1/25	300	313
[3]	Newark NJ GO	5.000%	10/1/26	1,750	1,859
[3]	Newark NJ GO	5.000%	10/1/27	1,000	1,084
[3]	Newark NJ GO	5.000%	10/1/28	2,000	2,211
[9]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,394
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ocean City NJ GO	4.000%	9/15/26	2,855	2,964
[1]	Perth Amboy NJ GO	5.000%	3/15/25	250	260
[1]	Perth Amboy NJ GO	5.000%	3/15/26	250	266
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,511
[1]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,100
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,428
[1]	Perth Amboy NJ GO	5.000%	3/15/28	555	618
[1]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,296
[1]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,705
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,268
	Princeton NJ GO	2.000%	8/15/24	1,490	1,463
	Secaucus NJ BAN GO	4.000%	8/4/23	18,584	18,577
	Somerset Hills School District GO	4.000%	3/15/26	1,355	1,399
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	942
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	497
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	553
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	408
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	271
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,159
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,011
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,226
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,115
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,288
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	4,100	4,105
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,445
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	11,569
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	5,026
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	65	65
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	6,400	6,875
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,170
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,715
	Township of West Caldwell NJ GO	4.250%	9/7/23	15,280	15,288
[3]	Trenton NJ GO	4.000%	7/15/23	1,555	1,557
[3]	Trenton NJ GO	5.000%	8/1/23	705	708
[3]	Trenton NJ GO	5.000%	8/1/24	695	710
[3]	Trenton NJ GO	5.000%	8/1/25	1,650	1,723
[3]	Trenton NJ GO	2.000%	7/15/26	2,135	2,054
[3]	Trenton NJ GO	2.000%	7/15/27	1,080	1,031
[3]	Trenton NJ GO	2.000%	7/15/28	1,090	1,033
[3]	Union City NJ GO	2.250%	8/1/26	500	478
[4]	Union County Improvement Authority Lease Revenue TOB VRDO	3.920%	5/4/23	5,960	5,960
	Union County NJ GO	4.000%	3/1/28	1,335	1,425
	Union County NJ GO	4.000%	3/1/29	1,465	1,586
	Union County NJ GO	4.000%	3/1/30	4,415	4,810
	Union Township Board of Education GO	5.000%	1/1/25	550	567
	Union Township Board of Education GO	5.000%	1/1/26	525	554
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,128
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,209
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,383
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,415
[3]	Vineland NJ GO	3.000%	10/1/27	1,225	1,231
[3]	Vineland NJ GO	3.000%	10/1/28	585	589
	Wall Township NJ BAN GO	4.500%	7/21/23	5,205	5,207
	Winslow Township NJ BAN GO	3.750%	9/14/23	1,900	1,900
					1,737,326
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,154
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	128
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	245
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	134
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	437
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	640	713
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	2,465	2,184
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	10,791
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	22,020	18,889
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	16,826
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,616
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	16,800
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	11,449
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,213
	New Mexico Finance Authority Lease Revenue	4.000%	6/1/30	2,565	2,666
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,622
	New Mexico GO	5.000%	3/1/28	7,105	7,912
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	300
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	507
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	514
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,214
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,586
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	10,239
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,780	2,740
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	995	964
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	2,005	1,940
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,120	1,084
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/53	5,675	5,486
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,735	1,842
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/53	1,750	1,945
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.750%	3/1/54	2,000	2,184
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	79,428
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	35,264
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	11,428
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	595	561
					264,005
New York (13.6%)
	Albany City School District BAN GO	4.000%	6/29/23	15,580	15,588
[3]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,025
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	712
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	5,320	5,331
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,157
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,064
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,345
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,582
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,420
[3]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,797
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	601
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	441
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	787
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,065
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,781
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,700	1,696
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,352
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	616
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	326
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	590	542
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	222
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	119
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	129
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	99
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	100
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	100
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	220
	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.000%	7/1/29	500	538
	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.000%	7/1/30	510	553
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	357
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	1,971
	Clarence Central School District BAN GO	4.000%	7/26/23	1,441	1,441
	Commack Union Free School District GO	4.000%	6/28/23	18,000	18,017
	Connetquot Central School District of Islip BAN GO	3.500%	7/26/23	17,630	17,616
	Deer Park Union Free School District GO	4.000%	6/28/23	9,975	9,975
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/23	460	461
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	101
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	490	496
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	940
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	102
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	505	516
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	181
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	530	548
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,046
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	209
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	560	586
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	212
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	685	725
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	390	417
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	405	436
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	501
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,376
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	444
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,999
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	1,864
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	577
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,310
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,886
	East Islip Union Free School District BAN GO	3.500%	6/27/23	20,800	20,791
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/30	1,140	1,222
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	759
	Fairport Central School District BAN GO	3.500%	7/21/23	21,635	21,628
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	150	151
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	475	491
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	423
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	711
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	538
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	647
	Hauppauge Union Free School District GO	4.000%	6/28/23	10,000	10,005
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/29	955	1,000
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	634
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	326
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	283
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	793
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	809
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	929
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,438
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	275
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	294
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,606
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	312
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	331
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	351
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	22,274
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,672
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,130
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	58,500	56,830
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,615	57,777
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	18,020	16,858
[2]	Long Island Power Authority Electric Power & Light Revenue, 1M USD LIBOR + 0.750%	4.143%	5/1/33	1,445	1,446
[2]	Long Island Power Authority Electric, Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	9/1/38	34,035	33,862
	Longwood Central School District Suffolk County GO	4.000%	6/23/23	21,500	21,503
	Mahopac Central School District BAN GO	4.000%	7/28/23	6,369	6,369
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,611
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	813
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	246
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,188
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,498
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,831
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,130
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,914
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	604
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	881
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	520
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,274
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	32,626
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	5,908
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,886
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	8,425	8,717
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,731
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	29,088
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	4,738
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	1,009
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,584
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,904
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	367
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	477
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,954
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,839
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	751
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	20,000	21,494
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	6,942
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,195
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	1,858
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,225
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	977
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,075
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,774
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,146
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	3,016
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,805
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,500	2,680
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,451
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,064
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,401
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,289
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	9,281
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,155
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	5,325	5,376
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	23,555	23,820
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,331
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,528
[3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.980%	5/4/23	3,600	3,600
[3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.980%	5/4/23	2,700	2,700
[3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.980%	5/4/23	2,845	2,845
[4,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.910%	5/5/23	4,000	4,000
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.766%	11/1/32	6,610	6,576
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.773%	11/1/32	12,965	12,898
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.016%	11/1/32	3,000	2,928
[2]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.290%	11/1/31	9,500	9,254
[2]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.330%	3.553%	11/1/35	16,425	16,265
[2]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	3.623%	11/1/23	3,500	3,484
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	230
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	361
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	534
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	548
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,446
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,773
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	752
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	418
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,103
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,118
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	470
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	651
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	437
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	892
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	337
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,222
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	517
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,680
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,800
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	476
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	551
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,058
[3]	Nassau County NY GO	5.000%	7/1/25	1,860	1,950
[3]	Nassau County NY GO	5.000%	7/1/26	1,000	1,076
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,410
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,723
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,944
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	6,345
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	10,293
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,490	7,245
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	12,042
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	319
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	456
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	749
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,235
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,581
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,435
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,620
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,315
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	5,261
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	633
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,204
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,375	1,266
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,742
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,885
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	25,480	25,368
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,235	2,235
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	42,461
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,481
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	473
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,335
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	15,215	14,127
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	19,600	18,106
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,665
[12]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,480	18,850
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,000	4,991
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	13,000	12,977
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,647
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/23	1,500	1,504
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,135	1,146
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,111
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	613
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,604
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,362
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	3,950	4,377
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/30	3,250	3,651
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,185
[14]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,487
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	20,652
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	6,480	6,966
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	10,900	12,292
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.970%	5/1/23	17,130	17,130
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,235	8,674
75

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,018
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	875
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	3,000	3,304
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	575
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,058
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	13,166
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,620
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,317
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	507
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	12,915
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	9,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,454
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,406
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	3,833
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	12,000	13,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	765
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	13,773
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	14,627
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,507
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	17,623
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	22,029
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	7,159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	747
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,263
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,228
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	28,158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,228
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,788
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	9,691
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	7,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,689
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	11,262
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,499
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	16,625
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	19,518
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	9,214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	12,849
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,286
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	2,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,705
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,420
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	31,323
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.730%	5/1/23	1,550	1,550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	2,040
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/32	5,000	5,283
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	2,044
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	17,526
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	530
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,743
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,935	1,980
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	105
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,669
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,307
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	448
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,250	872
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,035
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.160%	5/4/23	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	867
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,285	20,147
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	13,485	12,209
76

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	32,735	29,579
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	2,880	2,478
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	2,500	2,154
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	2,000	1,715
[4]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.850%	5/4/23	2,325	2,325
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,240	5,126
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	554
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,311
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	708
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,081
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,122
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	549
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	955
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,099
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,496
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,228
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,112
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	1,400	1,395
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	40	40
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	4,685	4,630
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	13,895	14,534
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	13,355	12,891
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.250%	10/1/51	9,765	9,522
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	5,010	4,935
	New York NY GO	5.000%	8/1/23	1,025	1,026
	New York NY GO	5.000%	8/1/23	2,455	2,466
	New York NY GO	5.000%	8/1/23	31,445	31,585
	New York NY GO	5.000%	8/1/23	21,030	21,124
	New York NY GO	5.000%	8/1/23	1,050	1,055
	New York NY GO	5.000%	8/1/23	890	894
	New York NY GO	5.000%	8/1/23	1,000	1,001
	New York NY GO	5.000%	12/1/23	1,000	1,011
	New York NY GO	5.000%	8/1/24	31,170	31,943
	New York NY GO	5.000%	8/1/24	44,605	45,712
	New York NY GO	5.000%	8/1/25	2,075	2,120
	New York NY GO	5.000%	8/1/25	22,630	23,674
	New York NY GO	5.000%	8/1/25	49,670	51,961
	New York NY GO	5.000%	8/1/25	2,300	2,406
	New York NY GO	5.000%	8/1/25	3,320	3,473
	New York NY GO	5.000%	8/1/25	2,750	2,877
	New York NY GO	5.000%	8/1/25	1,125	1,177
	New York NY GO	5.000%	3/1/26	1,035	1,097
	New York NY GO	5.000%	8/1/26	3,425	3,667
	New York NY GO	5.000%	8/1/26	4,075	4,363
	New York NY GO	5.000%	8/1/26	100	105
	New York NY GO	5.000%	8/1/26	1,070	1,146
	New York NY GO	5.000%	8/1/26	3,185	3,410
	New York NY GO	5.000%	8/1/26	5	5
	New York NY GO	5.000%	4/1/27	2,280	2,481
	New York NY GO	5.000%	8/1/27	5,000	5,243
	New York NY GO	5.000%	8/1/27	1,350	1,448
	New York NY GO	5.000%	8/1/27	46,000	50,438
	New York NY GO	5.000%	8/1/27	5,065	5,554
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	4/1/28	1,500	1,670
	New York NY GO	5.000%	8/1/28	1,000	1,003
	New York NY GO	5.000%	8/1/28	22,500	25,236
	New York NY GO	5.000%	8/1/28	2,725	3,056
	New York NY GO	5.000%	8/1/28	10,455	11,726
	New York NY GO	5.000%	8/1/28	4,115	4,615
	New York NY GO	5.000%	4/1/29	2,000	2,276
	New York NY GO	5.000%	8/1/29	1,215	1,391
	New York NY GO	5.000%	8/1/29	12,765	14,619
	New York NY GO	5.000%	4/1/30	1,000	1,160
	New York NY GO	5.000%	8/1/30	450	482
	New York NY GO	5.000%	8/1/30	525	537
	New York NY GO	5.000%	8/1/30	1,640	1,913
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	11/1/30	3,065	3,592
	New York NY GO	5.000%	8/1/31	1,735	1,774
	New York NY GO	5.000%	1/1/32	3,790	4,276
	New York NY GO PUT	5.000%	8/1/38	30,000	30,077
[5]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,078
[6]	New York NY GO VRDO	3.720%	5/1/23	600	600
	New York NY GO VRDO	3.770%	5/1/23	1,800	1,800
	New York NY GO VRDO	4.000%	5/1/23	6,670	6,670
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	516
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	559
	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,137
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,189
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,227
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	251
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	120	120
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	230	231
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,627
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	746
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	204
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,046
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	133
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	254
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	327
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	151
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	337
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,832
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	741
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	165
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	568
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	370
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,823
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,620
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	194
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	180
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	813
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	220
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	201
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	1,043
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	559
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	8,326
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,484
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,950
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,760	2,875
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	213
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,148
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,077
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	945	998
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,046
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,900
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	21
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	100
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	40	42
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	510
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	692
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,504
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,877
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,011
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	326
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,664
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,254
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	314
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	851
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	185
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	664
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,125	5,108
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	303
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,016
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	434
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,713
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,143
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	790	787
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	411
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,850	2,840
[12]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	406
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,370
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,890	2,874
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	2,820
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,216
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	363
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	4,750	4,713
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,783
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,280	5,218
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,282
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,019
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,187
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,385
[3,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	11,800	11,800
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,690	3,690
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	42,255	42,868
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,410	1,494
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	44,029
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	31,848
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	6,145	6,523
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	29,484
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,450	2,663
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	5,950	6,347
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	590	612
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	3,055	3,316
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,427
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	13,000	13,462
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,039
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	15,000	16,682
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	14,453
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,225
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,945
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,670	1,808
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	17,326
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,103
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	5,099
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,436
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,916
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,623
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,243
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	8,390	8,719
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	23,525
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	15,385	15,615
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	12,000	12,199
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	59,037
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,040	1,079
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	24,109
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	2,335	2,549
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,843
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,076
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,972
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,086
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,775	3,124
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	9,000	10,346
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,690
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	5,000	5,858
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,539
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/27	32,590	35,424
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,150	1,307
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,393
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	490
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	6,917
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,156
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	9,499
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	7,514
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,313
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,150	3,232
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,264
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,217
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	2,837
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,028
[3]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/23	1,350	1,359
[3]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/24	1,250	1,283
[3]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/26	4,065	4,369
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	4,828
[3]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	5,240	5,767
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,133
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,255
[3]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/27	10	11
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,532	1,761
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,713
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	1,958
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,929
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	9,113
	New York State Dormitory Authority Sales Tax Revenue	5.000%	2/15/32	5,000	5,308
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,076
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	37,485	38,968
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,925
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,071
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,772
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	29,913
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,599
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	700	700
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	1,690	1,690
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	11,190	11,070
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	4,190	4,149
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,242
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	5,787
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,221
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,000	3,921
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,043
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	1,520	1,449
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	15,505	15,006
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,551
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,380
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	99
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	19,830	18,243
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	2,165	1,992
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,743
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	272
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,606
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,717
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,262
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	880
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,150	3,820
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,593
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,533
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,977
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,424
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	19,173
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	23,575	22,655
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,420	11,935
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,505	3,498
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	37,582
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,000	4,941
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	8,350	8,353
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	8,510	8,519
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,400	2,401
[4]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.110%	5/4/23	22,500	22,500
[3,4]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	3.980%	5/4/23	1,250	1,250
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,630
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	5,735
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,883
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	714
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,122
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,264
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,030	1,064
[4]	New York State Thruway Authority Highway Revenue TOB VRDO	4.010%	5/4/23	2,925	2,925
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	14,182
[4]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.890%	5/4/23	4,795	4,795
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	46,212
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,386
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	12,279
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,625	3,767
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	10,000	10,604
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	25,869
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	13,171
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,049
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,085
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	7,555	7,569
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	22,920
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	70,062
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,000	2,031
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	9,057
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,728
[4]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.890%	5/5/23	660	660
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/29	26,020	29,713
	New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/30	3,000	3,373
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	554
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,000	1,023
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	3,240	3,373
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	3,675	3,897
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	3,085	3,325
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,085	2,285
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,000	1,110
	Niagara Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,660	1,660
	Niskayuna Central School District BAN GO	4.000%	6/29/23	13,050	13,053
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.310%	5/1/23	24,600	24,600
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.900%	5/4/23	10,000	10,000
	Oneida County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,105	1,159
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	945
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	1,019
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	887
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	915
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/23	465	466
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	347
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	490
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	524
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	596
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	673
[1]	Oyster Bay NY GO	4.000%	11/1/24	950	963
[3]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,167
[1]	Oyster Bay NY GO	4.000%	11/1/25	750	772
[3]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,776
[3]	Oyster Bay NY GO	4.000%	3/1/26	920	953
[3]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,839
[3]	Oyster Bay NY GO	4.000%	3/1/27	820	862
[3]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,099
[3]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,890
[3]	Oyster Bay NY GO	4.000%	3/1/28	850	908
[3]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,686
[3]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,929
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,951
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,891
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,255	1,306
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,877
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	519
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	229
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	7,180
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,399
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,041
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,360
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	602
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	457
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	720
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	524
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	550
	Schalmont Central School District BAN GO	3.500%	8/31/23	8,527	8,520
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	192
	Suffolk County NY GO	5.000%	5/1/23	125	125
[3]	Suffolk County NY GO	5.000%	5/15/23	10,845	10,851
[1]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,722
	Suffolk County NY GO	5.000%	6/15/23	860	862
	Suffolk County NY GO	5.000%	10/1/23	705	710
[1]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,868
	Suffolk County NY GO	5.000%	6/15/24	885	903
	Suffolk County NY GO	5.000%	10/1/24	1,000	1,027
[3]	Suffolk County NY GO	4.000%	10/15/24	4,640	4,697
[3]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,028
[1]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,069
	Suffolk County NY GO	5.000%	6/15/25	925	966
	Suffolk County NY GO	5.000%	10/1/25	1,000	1,051
[3]	Suffolk County NY GO	4.000%	10/15/25	4,730	4,869
[1]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,381
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,667
[3]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,385
[1]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,136
	Suffolk County NY GO	5.000%	6/15/26	975	1,042
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,211
[3]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,045
[3]	Suffolk County NY GO	5.000%	11/1/26	9,160	9,894
[3]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,555
[1]	Suffolk County NY GO	5.000%	6/15/27	4,270	4,679
	Suffolk County NY GO	5.000%	6/15/27	765	836
	Suffolk County NY GO	5.000%	10/1/27	905	996
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,414
[3]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,629
	Suffolk County NY GO	5.000%	6/15/28	660	738
	Suffolk County NY GO	5.000%	10/1/28	785	883
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,995
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,642
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,205
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	415
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/23	950	949
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	979
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,017
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	444
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	445
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	443
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	447
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	465
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	500
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	142
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	400	400
[2]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	1/1/33	14,665	14,651
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	25,235	26,578
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,675	3,881
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	29,942
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	6,122
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,604
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,623
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	33,688
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	18,759
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	15,215	17,485
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	9,029
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,700	8,913
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,285	19,614
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.920%	5/4/23	4,932	4,933
[2]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	3.596%	1/1/32	5,180	5,136
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,637
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,319
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	337
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,073
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,765
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	156
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,498
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,300	2,377
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,013
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	9,813
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,180
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,916
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,025	2,128
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,046
	Utica NY BAN GO	5.000%	1/25/24	10,439	10,526
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,011
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,092
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	16,063
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	16,261
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	16,554
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	16,741
	Vestal Central School District BAN GO	3.500%	6/29/23	12,560	12,553
	Victor Central School District BAN GO	4.000%	6/30/23	13,295	13,299
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,239
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,309
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	522
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	6,370	5,923
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	203
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,612
[1]	Yonkers NY GO	5.000%	10/15/23	300	302
[1]	Yonkers NY GO	5.000%	10/1/24	200	206
[3]	Yonkers NY GO	5.000%	3/15/25	500	520
[1]	Yonkers NY GO	5.000%	9/1/26	1,515	1,624
[1]	Yonkers NY GO	5.000%	11/15/26	250	269
[3]	Yonkers NY GO	5.000%	3/15/27	500	543
[1]	Yonkers NY GO	5.000%	9/1/27	1,000	1,098
[1]	Yonkers NY GO	5.000%	10/15/27	1,600	1,761
[3]	Yonkers NY GO	5.000%	3/15/28	400	444
[1]	Yonkers NY GO	5.000%	9/1/28	750	841
[1]	Yonkers NY GO	5.000%	10/15/28	1,000	1,124
[1]	Yonkers NY GO	5.000%	9/1/29	750	859
[1]	Yonkers NY GO	5.000%	10/15/29	1,785	2,049
[1]	Yonkers NY GO	5.000%	11/15/29	200	230
[3]	Yonkers NY GO	5.000%	9/1/30	4,365	4,549
[1]	Yonkers NY GO	5.000%	11/15/30	375	439
					4,204,458
North Carolina (0.7%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,098
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,001
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,176
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	644
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	1,899
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	671
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,660	1,790
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	3,088
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	3,260	3,729
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,410	1,450
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,760
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	8,145	8,171
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	4,275	4,762
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	7,335	6,622
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	1/15/48	2,500	2,501
[3]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/27	495	530
[3]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/28	520	566
[3]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/29	540	598
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,511
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	384
[12]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,682
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	391
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,199
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,173
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	8,099
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	250
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	146
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	288
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.650%	7/1/34	17,500	17,498
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,111
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,593
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,685	3,671
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	6,460	6,479
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	7,235	7,221
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,335	7,119
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	3,430	3,323
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	4,555	4,415
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	7,180	7,142
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	8,000	8,753
[11]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,450	7,024
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	800
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	1,902
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	220	218
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	200
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	919
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,192
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	251
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	127
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	204
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	465
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,488
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	238
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	124
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	219
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	741
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	837
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,643
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	562
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	805
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	868
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	591
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,002
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	969
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	300	282
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	1,145	1,208
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	945	952
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	1,000	1,035
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,250	1,296
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	890	923
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,283
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,283
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	607
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,700	1,797
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,139
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	8,500	8,615
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,626
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.873%	12/1/41	6,000	5,973
[2]	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue, 67% of SOFR + 0.650%	3.873%	12/1/41	30,400	30,266
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	410
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	497
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	526
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	576
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	619
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	451
					227,257
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,824
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	81
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	76
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	107
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	138
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,289
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,082
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	510	509
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/46	1,215	1,200
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	900	897
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,665	8,699
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	4,000	4,181
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	4.060%	1/1/43	3,585	3,568
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,820	4,127
[3]	University of North Dakota COP	5.000%	6/1/24	825	840
	West Fargo ND GO	4.000%	5/1/23	500	500
	West Fargo ND GO	4.000%	5/1/25	350	356
	West Fargo ND GO	4.000%	5/1/26	500	516
	West Fargo ND GO	4.000%	5/1/27	425	440
					33,430
Ohio (2.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,615
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	650	656
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	333
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	207
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	262
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	526
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	447
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	401
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	666
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	709
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	778
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	790
	Akron OH GO	5.000%	12/1/25	1,035	1,065
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	355
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	370
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	410
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	482
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	643
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	971
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	851
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,533
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	542
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,055
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,040
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	555
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	16,095
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,197
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	26,159
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,102
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,716
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,383
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/5/23	5,690	5,690
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	9,770	10,398
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,065	32,956
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,086
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	14,269
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	3,885
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,258
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	103
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/26	340	358
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	431
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	439
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	559
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	375
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,095	9,728
	Belmont County OH BAN GO	3.000%	8/17/23	2,000	1,994
	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,483
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,228
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,689
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,830
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	175
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	331
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	5,020	5,323
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	6,090	6,611
[10]	Butler County OH GO	5.250%	12/1/26	2,000	2,101
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,020	2,045
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,025
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	3,741
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,245
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,793
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,225	1,304
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,545	3,767
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,005	4,248
[1]	Celina City School District GO	4.000%	12/1/23	165	166
[1]	Celina City School District GO	5.000%	12/1/26	250	269
[1]	Celina City School District GO	5.000%	12/1/27	220	242
[1]	Celina City School District GO	5.000%	12/1/28	245	273
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	420
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	649
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,593
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	512
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	991
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	409
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	488
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	210
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,029
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,330
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,056
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	104
	Cleveland OH GO	2.000%	12/1/23	375	371
	Cleveland OH GO	4.000%	12/1/24	300	305
	Cleveland OH GO	5.000%	12/1/24	1,000	1,032
	Cleveland OH GO	2.000%	12/1/25	300	292
	Cleveland OH GO	3.000%	12/1/26	680	688
	Cleveland OH GO	4.000%	12/1/26	800	833
	Cleveland OH GO	2.000%	12/1/27	460	443
	Cleveland OH GO	3.000%	12/1/27	1,480	1,505
	Cleveland OH GO	2.000%	12/1/28	615	588
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	251
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	201
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	232
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	304
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	284
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	205
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	184
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	234
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	312
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	156
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	253
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	428
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	541
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	1,320	1,425
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	1,385	1,520
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	1,455	1,611
[4]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.960%	5/4/23	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	156
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	135
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	170
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	196
[1]	Cloverleaf Local School District COP	3.000%	12/1/23	360	359
[1]	Cloverleaf Local School District COP	3.000%	12/1/25	230	230
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	280
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	262
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	234
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	223
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	307
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	259
	Columbus OH GO	5.000%	4/1/25	2,500	2,603
[4]	Columbus-Franklin County Finance Authority Tax Increment/ Allocation Revenue	5.000%	6/1/28	8,590	8,593
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	455
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	478
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	259
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	572
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,183
	Coshocton County OH GO	4.250%	4/6/24	3,530	3,531
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	254
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,776
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	583
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	3,707
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	5,711
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,088
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,011
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	541
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	391
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	714
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	415
[12]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,115
[12]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,095	2,107
[4]	Cuyahoga OH COP TOB VRDO	3.960%	5/5/23	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,718
	Dayton Metro Library GO	4.000%	12/1/26	635	662
	Dublin OH GO	3.000%	12/1/23	1,025	1,024
[4,6]	East Alabama Health Care Authority Revenue TOB VRDO	3.730%	5/1/23	16,460	16,460
	Fairborn City School District GO	4.000%	12/1/25	200	205
	Fairborn City School District GO	4.000%	12/1/27	175	185
	Fairborn City School District GO	4.000%	12/1/28	180	193
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	262
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	267
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	400
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	405
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	210
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	419
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	963
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	998
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,036
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,585	1,595
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,548
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	517
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	19,742
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	626
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,357
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	2,075	2,041
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	3,613
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,083
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	3,076
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,653
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,524
	Hamilton OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,620	1,627
[1]	Hillsdale Local School District COP	4.000%	12/1/24	625	633
[1]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,178
[1]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,820
[1]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	1,935
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,060
	Kenton City School District GO	4.000%	11/1/24	190	192
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	815	818
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	998
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,132
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,342
	Lakewood OH GO	4.500%	3/14/24	11,695	11,774
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	11,485	11,708
	Lebanon City School District GO	2.000%	12/1/23	170	168
	Lebanon City School District GO	3.000%	12/1/25	170	171
[1]	Lorain OH GO	4.000%	12/1/24	250	253
[1]	Lorain OH GO	4.000%	12/1/26	350	363
[1]	Lorain OH GO	4.000%	12/1/27	350	367
[1]	Lorain OH GO	4.000%	12/1/28	280	297
[12]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	18,732
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	198
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	126
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	101
	Mayfield Heights OH BAN GO	3.000%	7/20/23	6,750	6,734
	Miami University OH College & University Revenue	5.000%	9/1/23	850	855
	Miami University OH College & University Revenue	5.000%	9/1/25	390	408
	Miami University OH College & University Revenue	5.000%	9/1/26	700	749
	Miami University OH College & University Revenue	5.000%	9/1/26	410	438
	Miami University OH College & University Revenue	5.000%	9/1/27	575	629
	Miami University OH College & University Revenue	5.000%	9/1/28	800	896
	Miami University OH College & University Revenue	5.000%	9/1/28	260	291
	Miami University OH College & University Revenue	5.000%	9/1/29	270	309
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	71
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	105
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	526
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	539
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	320
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	659
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	376
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,701
[1]	Midview Local School District COP	4.000%	11/1/25	700	713
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,346
[1]	Midview Local School District COP	4.000%	11/1/27	500	522
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	181
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	163
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,113
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	415
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,844
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	794
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,098
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	728
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,292
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,669
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	658
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	696
[4,6,9]	Montgomery OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/1/23	8,705	8,705
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	101
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	172
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	216
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	241
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,545
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	5,245	4,894
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,810	11,819
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,772
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,547
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,042
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	543
	Ohio GO	5.000%	9/15/28	7,470	8,437
	Ohio GO	5.000%	5/1/31	1,115	1,161
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	137
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,754
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,049
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	152
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	535
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	313
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	3,968
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	4,649
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	6,926
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/23	9,000	9,000
[2]	Ohio Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.260%	1/1/52	20,500	20,499
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	1,971
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	935
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,106
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	997
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,582
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	534
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	261
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	272
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	571
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	375	396
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,223
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	480
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	456
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,397
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,288
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	362
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	402
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	422
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	401
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	746
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	269
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	104
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	421
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/23	1,170	1,182
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,361
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	4,702
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/23	2,565	2,592
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	159
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	702
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	763
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	180
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	930
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	186
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,005
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	192
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,010
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	405
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,012
	Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	227
	Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	780
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,905	1,847
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	6,895	7,183
[11]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,950	4,239
[12]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,623
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,754
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,300	2,428
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,600
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,193
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,168
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,438
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,479
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	1,000	1,090
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,562
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,590
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,146
	Ohio Lease Revenue	5.000%	4/1/25	815	847
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,061
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,270
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,033
	Ohio State University College & University Revenue	4.000%	6/1/31	1,250	1,251
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,520	1,542
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,557
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	4,161
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,030
[11]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,500	1,530
[11]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	9,495	10,158
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,237
[11]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	10,190
[11]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,778
[11]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	5,054
[11]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	2,345	2,626
[11]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	4,180	4,728
	Pickerington Local School District GO	4.500%	5/23/23	3,500	3,501
	Princeton City School District GO	5.000%	12/1/23	1,350	1,364
	Princeton City School District GO	5.000%	12/1/25	815	840
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	504
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	537
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	657
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	612
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	542
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,961
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,291
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	963
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,024
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	775
	South-Western City School District GO	5.000%	12/1/23	1,095	1,107
[3]	Toledo OH GO	5.000%	12/1/25	1,435	1,504
[3]	Toledo OH GO	5.000%	12/1/30	1,200	1,369
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,611
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,485	1,489
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,254
	University of Akron College & University Revenue	5.000%	1/1/24	955	966
	University of Akron College & University Revenue	5.000%	1/1/24	535	541
	University of Akron College & University Revenue	5.000%	1/1/26	480	495
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,090
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,248
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,174
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,658
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,003
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	252
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	824
[1]	Wright State University College & University Revenue	5.000%	5/1/24	545	554
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	546
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	589
[3]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,700
[3]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,326
					792,117
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/26	3,500	3,597
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/27	9,000	9,360
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/28	2,200	2,313
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,021
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,010
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	3,660
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,054
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,030	1,038
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,336
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	985
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,274
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,078
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	3,260	3,245
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,413
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,275	3,234
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,361
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,557
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,590
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,263
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	515
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	3,947
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	2,959
	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	181
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	195
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	210
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	205
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	674
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	289
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,072
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,133
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,094
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,084
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,074
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,015
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	1,000	1,059
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	533
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,581
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,758
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,966
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,541
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,646
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	11,876
	University of Oklahoma College & University Revenue	4.000%	7/1/24	285	287
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	302
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	867
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	473
	University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,970
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	531
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	504
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	4,228
					115,158
Oregon (0.6%)
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	548
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,156
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	805
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	712
	Deschutes & Jefferson Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,068
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	207
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	316
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	321
	Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,530
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	346
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,329
	Hillsboro School District No. 1J GO	5.000%	6/15/23	500	501
	Hillsboro School District No. 1J GO	4.000%	6/15/25	575	589
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	5,058
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	11,608
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	311
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	588
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	540
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/1/23	5,000	5,000
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/4/23	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,267
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	441
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	428
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	414
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	400
	Oregon GO	2.000%	8/1/25	2,545	2,480
	Oregon GO	5.000%	5/1/28	3,270	3,659
	Oregon GO	5.000%	6/1/28	5,000	5,605
	Oregon GO	5.000%	5/1/29	2,710	3,099
[11]	Oregon GO	5.500%	12/1/53	4,005	4,355
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	755	806
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,000	1,093
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	470	469
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.500%	7/1/49	5,645	5,671
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,370	3,407
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	5,340	5,262
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,490	3,503
	Oregon State Business Development Commission Industrial Revenue PUT	2.400%	8/14/23	4,500	4,476
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	437
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	312
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	300
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	676
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,120	13,538
[4]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	5/5/23	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/26	130	132
	Oregon State Lottery Revenue	5.000%	4/1/26	835	868
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,570
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,593
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,710
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,362
	Port of Morrow OR GO	4.000%	6/1/23	150	150
	Port of Morrow OR GO	4.000%	12/1/23	100	100
	Port of Morrow OR GO	4.000%	6/1/24	160	161
	Port of Morrow OR GO	4.000%	12/1/24	160	162
	Port of Morrow OR GO	4.000%	6/1/25	165	167
	Port of Morrow OR GO	4.000%	12/1/25	150	153
	Port of Morrow OR GO	4.000%	6/1/26	170	174
	Port of Morrow OR GO	4.000%	12/1/26	170	176
	Port of Morrow OR GO	4.000%	6/1/27	535	555
	Port of Morrow OR GO	4.000%	12/1/27	240	250
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,154
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,099
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	995
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,423
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	4,058
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	2,880	3,306
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,382
	Portland Community College District GO	5.000%	6/15/24	1,125	1,149
	Portland OR GO	5.000%	6/1/23	2,180	2,183
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,115
	Portland OR Water System Water Revenue	5.000%	5/1/25	6,500	6,778
	Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	5,440
	Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	5,642
	Portland OR Water System Water Revenue	4.000%	5/1/32	3,930	3,971
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	100
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	110
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	116
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,071
	Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	380
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,436
	Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	574
	Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,091
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	91
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	104
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	157
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	239
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	268
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	300	324
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,266
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,143
	Washington County OR GO	5.000%	3/1/29	900	955
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	2,050	1,910
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,200	1,125
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	1,026
					183,997
Pennsylvania (4.5%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,457
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,564
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	242
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,790
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/25	580	599
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	507
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	547
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,989
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	800	831
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	850	885
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	937
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,156
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.770%	5/1/23	200	200
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.657%	2/1/33	3,765	3,645
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,144
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,191
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,074
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,800
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,395
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	109
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	9,989
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,491
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	699
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,129
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,470
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.230%	11/15/23	1,600	1,599
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.280%	11/15/24	1,000	994
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.340%	11/15/25	5,195	5,113
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.440%	11/15/26	2,000	1,953
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	11/15/47	90,910	88,688
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,125	1,129
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	908
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	214
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	446
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	418
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	100
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	268
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	163
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	675
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/27	680	742
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/28	715	797
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	682
[1]	Allentown City School District GO	5.000%	2/1/24	1,090	1,102
[1]	Allentown City School District GO	5.000%	2/1/25	955	986
[1]	Allentown City School District GO	3.000%	2/1/28	100	100
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	465
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	889
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	981
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/27	1,950	2,034
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/28	2,345	2,465
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	300	300
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	9,295	9,484
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	1,000	1,024
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,635	7,802
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,737
[3]	Altoona PA Sewer GO	5.000%	12/1/24	150	154
[3]	Altoona PA Sewer GO	5.000%	12/1/25	250	263
[3]	Altoona PA Sewer GO	5.000%	12/1/26	250	269
[1]	Armstrong School District GO	3.000%	3/15/25	575	572
[1]	Armstrong School District GO	3.000%	3/15/26	875	872
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,107
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,494
	Bensalem Township School District GO	3.000%	6/1/24	500	499
	Bensalem Township School District GO	4.000%	6/1/25	430	439
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	905
	Bethel Park School District GO	5.000%	8/1/23	850	854
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,587
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	1/1/30	2,020	1,966
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	7/1/31	2,380	2,316
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	1/1/32	1,985	1,932
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	4,488
	Bethlehem Area School District GO	5.000%	11/15/27	3,400	3,750
	Bethlehem Area School District GO	5.000%	11/15/28	4,105	4,627
[3]	Bethlehem PA GO	5.000%	12/1/23	295	298
[3]	Bethlehem PA GO	5.000%	12/1/24	290	299
[3]	Bethlehem PA GO	5.000%	12/1/25	700	737
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	502
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	506
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	510
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	536
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,140
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	479
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,060
[1]	Bristol Township School District GO	3.000%	6/1/24	100	100
[1]	Bristol Township School District GO	5.000%	6/1/25	640	665
[1]	Bristol Township School District GO	4.000%	6/1/26	100	103
[1]	Bristol Township School District GO	5.000%	6/1/27	545	590
[1]	Bristol Township School District GO	4.000%	6/1/28	200	212
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	406
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	428
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	450	456
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	480
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	602
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	814
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	860
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	200
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	251
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	553
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	553
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	301
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	441
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	1,965
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	515
[4]	Bucks County Water and Sewer Authority Sewer Revenue TOB VRDO	3.980%	5/4/23	2,800	2,800
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,019
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,068
[1]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,710
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,043
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,026
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,089
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,229
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	326
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	693
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	335
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,335
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	172
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	1,908
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,809
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,024
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,044
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,183
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	400
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	431
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	390
	Coatesville School District GO	5.000%	6/30/23	2,000	1,999
[3]	Coatesville School District GO	5.000%	8/1/23	3,735	3,750
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	250
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,782
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	650
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	529
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,677
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,727
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,051
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	251
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	306
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	522
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	4,871
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	33,685
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	12,975
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	134
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	3,095	3,108
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	6,139
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	28,642
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,790
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,043
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,411
[3]	Cornell School District GO	4.000%	9/1/24	500	504
[4]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,214
[4]	Dauphin County General Authority College & University Revenue	5.000%	10/15/34	4,250	4,016
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	268
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,537
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,093
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	115
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	793
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	252
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	268
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	3.660%	5/4/23	11,260	11,260
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	15,751
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	13,287
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,290
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,418
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.260%	3/1/57	15,495	15,274
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	3.713%	3/1/57	13,470	13,066
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	14,425	16,274
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	501
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	245	246
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,350
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,967
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	371
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	669
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,528
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	664
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	843
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	371
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	916
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	383
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	979
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	414
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,862
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,901
	Erie County Conventional Center Authority Revenue	5.000%	1/15/32	1,910	1,955
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	369
[3]	Erie School District GO	5.000%	4/1/25	475	492
[3]	Erie School District GO	5.000%	4/1/26	575	606
[1,10]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	1,957
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	494
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	490
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,040
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	626
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	19,000	19,945
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	3,790	4,170
[3]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,121
[3]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,349
	Hempfield Township PA GO	4.000%	10/15/23	75	75
	Hempfield Township PA GO	4.000%	10/15/24	100	101
	Hempfield Township PA GO	4.000%	10/15/25	150	154
	Hempfield Township PA GO	4.000%	10/15/26	100	104
	Hempfield Township PA GO	4.000%	10/15/27	100	105
	Hempfield Township PA GO	4.000%	10/15/28	240	256
	Kennett Consolidated School District GO	4.000%	2/15/24	500	503
[1]	Kiski Area School District GO	5.000%	3/1/24	275	279
[1]	Kiski Area School District GO	5.000%	3/1/25	265	275
[1]	Kiski Area School District GO	5.000%	3/1/26	250	265
[1]	Kiski Area School District GO	5.000%	3/1/27	810	877
[1]	Kiski Area School District GO	5.000%	3/1/28	420	463
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	711
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	511
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,233
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	550
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	312
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	305
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	410
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	519
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	480	463
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	556
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,043
	Lancaster County PA GO	4.000%	11/1/23	125	125
	Lancaster County PA GO	4.000%	11/1/24	255	258
	Lancaster County PA GO	4.000%	11/1/25	280	287
	Lancaster County PA GO	4.000%	11/1/26	325	337
	Lancaster County PA GO	4.000%	11/1/27	500	526
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	1,400	1,399
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,295
[6]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	3.850%	5/1/23	1,000	1,000
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	151
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	140	141
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	236
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	231
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	314
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	235
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	874
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	341
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	743
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	483
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	681
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	498
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	563
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	572
	Lancaster IDA College & University Revenue	5.000%	7/1/26	340	361
[3]	Lancaster PA GO	4.000%	11/1/26	2,410	2,496
[3]	Lancaster PA GO	4.000%	11/1/27	2,605	2,731
[3]	Lancaster PA GO	5.000%	11/1/27	1,290	1,365
[3]	Lancaster School District GO	5.000%	6/1/23	200	200
[3]	Lancaster School District GO	4.000%	6/1/24	365	367
[3]	Lancaster School District GO	4.000%	6/1/25	320	326
[3]	Lancaster School District GO	5.000%	6/1/25	200	208
[3]	Lancaster School District GO	4.000%	6/1/26	430	444
[3]	Lancaster School District GO	5.000%	6/1/26	520	554
[3]	Lancaster School District GO	4.000%	6/1/27	500	525
[3]	Lancaster School District GO	5.000%	6/1/27	200	218
	Lansdale Borough PA GO	4.000%	10/1/23	300	301
	Lansdale Borough PA GO	4.000%	10/1/24	275	279
	Lansdale Borough PA GO	2.000%	10/1/25	650	625
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lansdale Borough PA GO	2.000%	10/1/26	300	286
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	183
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	154
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	155
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	182
[3]	Lebanon County PA GO	4.000%	10/15/27	200	211
[3]	Lebanon County PA GO	4.000%	10/15/28	200	214
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,130
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	506
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	381
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	268
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	290
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	910
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	461
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	862
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,139
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,915
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,082
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,577
[4]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/1/23	7,695	7,695
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,010
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,368
[3]	Luzerne County PA GO	5.000%	12/15/23	750	757
[3]	Luzerne County PA GO	5.000%	12/15/23	750	757
[3]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,544
[3]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,029
[3]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,170
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	528
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	553
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,310
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	374
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	868
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,742
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	620
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,820
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	491
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,701
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	1,868
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,173
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	331
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	509
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	819
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	842
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	352
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	383
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,355
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,545
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,647
[3,4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	3,985	3,985
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	785	767
	Montgomery County IDA Industrial Revenue	4.100%	6/1/29	7,130	7,272
	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	12,295	12,497
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,011
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,016
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,032
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	320
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,314
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,076
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	205
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	156
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	528
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	470
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	4.320%	11/1/23	860	860
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.420%	11/1/24	630	630
[3]	North Pocono School District GO	4.000%	9/15/28	1,580	1,688
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,193
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue	5.000%	3/1/28	480	495
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	534
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	517
[1]	Northeastern School District/York County GO	2.000%	9/1/23	165	164
[1]	Northeastern School District/York County GO	1.000%	9/1/24	100	96
	Northern York County School District GO	4.000%	11/15/26	1,880	1,953
	Northern York County School District GO	4.000%	11/15/28	820	874
	Norwin School District GO	5.000%	4/1/24	305	310
	Norwin School District GO	5.000%	4/1/26	1,305	1,384
	Norwin School District GO	5.000%	4/1/27	2,420	2,626
[3]	Octorara Area School District GO	4.000%	4/1/24	375	378
[3]	Octorara Area School District GO	4.000%	4/1/26	750	773
	Penn Delco School District GO	4.000%	6/1/25	180	183
	Penn Delco School District GO	4.000%	6/1/26	150	155
	Penn Delco School District GO	4.000%	6/1/27	200	209
	Penn Delco School District GO	4.000%	6/1/28	445	471
	Penn Delco School District GO	4.000%	6/1/29	350	374
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	366
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,164
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	305
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	445
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,744
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	414
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	363
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	285
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	527
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	180
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	522
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	323
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	325	350
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	663
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,617
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	474
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	838
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	557
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	557
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	546
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	8,000	9,082
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.280%	11/15/24	1,370	1,372
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.340%	11/15/25	1,755	1,738
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.440%	11/15/26	1,825	1,795
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	11/15/47	27,410	26,905
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,177
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,236
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,453
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	178
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,453
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,565
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	255
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	181
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,693
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	997
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	581
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,062
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	4,542
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	646
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	748
98

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,042
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,313
Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,750	1,737
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,015
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,110
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,218
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,428
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,271
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	927
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,258
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,131
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	160	158
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	201
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	117
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	220
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	133
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,034
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	109
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	209
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	261
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	115
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	194
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	131
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,176
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	424
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	266
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	159
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,074
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	134
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	395
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	351
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	271
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	125
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	543
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,504
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	273
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,206
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	286
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	361
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	915	906
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,780	5,765
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,470	1,452
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	3,450	3,363
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,335	3,239
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,880	1,833
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	21,033	20,219
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,810	4,621
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	9,355	9,481
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,000	7,325
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	5,000	5,402
Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,288
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,097
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,232
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	108
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	9,205
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	19,505	19,526
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	671
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	520
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	656
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,335
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,033
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	559
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	257
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	906
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,615
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,108
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,647
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	787
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,740
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	674
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,081
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	540
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	540
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	788
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	354
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,091
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,388
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	552
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	855
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,091
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	409
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	580
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	564
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	834
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	17,101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,734
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,076
[2]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	12/1/23	18,400	18,402
[2]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	12/1/23	11,750	11,759
	Pequea Valley School District GO	2.000%	5/15/23	100	100
	Pequea Valley School District GO	3.000%	5/15/24	115	114
	Pequea Valley School District GO	4.000%	5/15/27	185	194
	Pequea Valley School District GO	4.000%	5/15/28	150	159
	Peters Township School District Washington County GO	4.000%	9/15/23	190	190
	Peters Township School District Washington County GO	5.000%	1/15/24	125	126
	Peters Township School District Washington County GO	5.000%	9/15/24	150	154
	Peters Township School District Washington County GO	5.000%	1/15/25	200	206
	Peters Township School District Washington County GO	5.000%	9/15/25	250	262
	Peters Township School District Washington County GO	5.000%	1/15/26	275	290
	Peters Township School District Washington County GO	5.000%	9/15/26	185	198
	Peters Township School District Washington County GO	5.000%	1/15/27	275	296
	Peters Township School District Washington County GO	5.000%	9/15/27	625	683
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	171
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	173
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	830
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	346
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	348
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,052
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	1,915
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,513
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	2,676
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	187
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,464
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	2,997
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,268
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	10,744
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,622
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,082
[3]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	842
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,018
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	933
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,138
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,345
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,378
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	639
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	240
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,100	1,141
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,645	1,699
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,753
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	9,605	9,696
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	878
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,043
[11]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	406
[11]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	574
[11]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	409
[11]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	330
[11]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	346
[11]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	372
[11]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	554
[3]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,417
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	962
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	663
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	803
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,023
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,504
	Philadelphia PA GO	5.000%	5/1/26	2,860	3,033
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,204
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,391
	Philadelphia PA GO	5.000%	8/1/28	250	261
	Philadelphia PA GO	5.000%	8/1/29	250	272
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,342
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	429
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,029
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,466
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,495
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	3,977
	Philadelphia School District GO	5.000%	9/1/23	6,450	6,482
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,291
	Philadelphia School District GO	5.000%	9/1/23	2,820	2,834
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,313
	Philadelphia School District GO	5.000%	9/1/24	310	317
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,022
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,084
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,099
	Philadelphia School District GO	5.000%	9/1/25	1,825	1,901
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,852
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,590
[3,13]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,578
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,429
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,697
	Philadelphia School District GO	5.000%	9/1/28	2,253	2,388
	Philadelphia School District GO	5.000%	9/1/28	1,305	1,435
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	904
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,708
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,147
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,141
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	762
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,707
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,910	1,930
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,105
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	4,050	4,356
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	2,851
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	504
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	513
	Pittsburgh PA GO	5.000%	9/1/24	520	533
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	290
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	15,290
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	141
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	17,559
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	281
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	722
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	695
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	804
[2,3]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	9/1/40	16,720	16,723
[1]	Plum Boro School District GO	3.300%	9/15/29	100	100
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,656
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,718
[3]	Reading School District GO	5.000%	3/1/24	665	673
	School District of Philadelphia GO	5.000%	9/1/28	275	302
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,113
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,846
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	252
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	307
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	328
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	975
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,046
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	827
[3]	Shenandoah Valley School District GO	4.000%	8/1/27	885	929
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	47
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	135
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	107
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	170
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	168
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	320
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	233
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	276
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/23	2,800	2,800
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	2,845
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	6/1/49	3,620	3,610
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	501
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	510
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,551
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	505
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,005
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,585
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	301
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	304
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	194
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	413
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	466
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,052
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	775
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	767
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,289
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	821
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,227
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,047
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,600
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	408
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	19,025
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	250	266
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,171
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,070
	Twin Valley School District GO	3.000%	4/1/27	1,000	1,004
	Twin Valley School District GO	3.000%	4/1/29	500	502
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,578
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,119
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	766
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,125
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,054
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	20,677
[2]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	4.220%	2/15/24	41,710	41,712
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	280	280
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	432
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	648
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	666
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	125
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	375
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	464
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	280
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	1,870	1,947
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	315
[9]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,968
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,328
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	135
	Westmoreland County PA GO	5.000%	8/15/28	890	989
[1]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,209
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	621
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	661
	York County IDA Industrial Revenue PUT	4.100%	4/3/28	4,020	4,020
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,312
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,396
					1,399,170
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	39,579	39,632
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	24,272	22,994
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	87,404	89,049
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	85,867	89,493
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	66,728	70,542
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	11,010	11,785
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,395	6,460
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,860	2,889
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	315	318
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,030
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,540	2,580
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,749
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,015	1,029
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	15,595	15,781
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	3,300	3,300
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,410	2,410
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	111
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	146
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	105	105
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/23	1,120	1,121
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	302
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	470	470
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,150	2,152
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	361
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	1,389	872
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	13,080
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	3,445
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	3,665	3,696
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	4,200	4,297
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	8,630	8,991
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,415	1,481
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	439
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	245
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	15,856	15,062
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	40,313	33,376
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	20,000	15,065
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,118	759
					469,617
Rhode Island (0.3%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	505
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	519
	Providence RI GO	5.000%	1/15/24	135	136
	Providence RI GO	5.000%	1/15/25	250	257
	Providence RI GO	5.000%	1/15/26	250	262
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	6,106
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	9,179
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	644
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	302
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	419
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	384
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	686
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	414
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	445
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	473
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	161
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	164
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	537
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	162
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	391
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	415
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,795	2,796
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,800	2,805
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,972
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,420
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,742
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	630	671
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,665
[3]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	208
[3]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	213
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	6,890	6,883
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	7,800	7,578
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	6,340	6,287
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	5,040	4,875
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	308
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	281
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	555
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,310	8,060
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	2,710	2,670
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	154
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	210
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	268
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	269
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,315
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	511
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,536
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,526
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	322
					93,661
South Carolina (1.5%)
	Beaufort County School District GO	5.000%	3/1/28	5,330	5,935
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	1,380	1,396
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	9,750	9,872
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	894
	Georgetown County School District GO	5.000%	3/1/27	4,085	4,444
[4]	Green Ville Health System Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	5/4/23	1,310	1,310
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	504
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/27	200	218
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/30	325	375
	Greenville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	7,680	7,905
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,588
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,123
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,275
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,977
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,227
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,496
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	897
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,779
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	919
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	5,072
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	942
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	1,938
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	728
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	750
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	73,385	73,512
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	8,476
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,277
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,529
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,862
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	767
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,187
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,021
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,598
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,310
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	8,210
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,957
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,975
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,812
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,011
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	136
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	170
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	326
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,270
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,014
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,909
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,007
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,340
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	503
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	898
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	440
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,844
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	291
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,983
[4,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/1/23	14,300	14,300
[4,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.790%	5/4/23	3,455	3,455
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,506
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	378
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	500	504
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	15	15
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	190
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	261
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	157
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	356
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	329
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	319
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	186
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,078
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	647
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	595	641
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	970
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	650
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,092
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	655
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	524
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	11,026
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,075
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,688
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,595
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,726
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,454
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.980%	5/4/23	3,820	3,820
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.980%	5/4/23	3,565	3,565
[3,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.980%	5/4/23	12,000	12,000
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	105	106
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	45	45
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	115	119
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	50	52
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,898
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	932
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	266
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	524
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	615
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	10,487
105

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,303
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,315
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	601
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	499
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	183
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/23	3,615	3,651
[12]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,885	2,876
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	4,350	4,378
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	11,575	11,491
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,770	3,644
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,055	4,947
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,960	7,300
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	5,320	5,457
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	17,044
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,039
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	16,790	18,030
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,575
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	508
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	375
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	518
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	596
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,075
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	298
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	784
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	213
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,658
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,961
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,434
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	764
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	779
					454,721
South Dakota (0.2%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	2,785	2,789
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,137
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,035
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,164
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	753
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	191
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,021
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	204
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	519
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	499
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	178
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	764
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	811
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,032
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	4,860
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	7,793
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	3,685	3,673
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	1,235	1,217
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	14,810	14,383
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,905	1,846
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	2,200	2,129
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	7,195	7,505
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,030	3,306
					59,809
Tennessee (2.1%)
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	3.980%	5/4/23	11,048	11,048
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,032
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	583
[6]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	3.840%	5/1/23	990	990
	Dyer County TN GO	3.000%	6/1/27	1,400	1,405
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	902
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,250	4,259
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,315	4,320
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	962
106

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,100
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	51
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/26	50	53
[6]	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.930%	5/4/23	37,435	37,435
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,376
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,265
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,718
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,915
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,472
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,051
	Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,399
[12]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue	3.400%	12/1/23	2,500	2,490
[12]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,847
	Memphis TN GO	5.000%	5/1/26	5,130	5,470
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,140
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	220	215
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	300	309
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	169
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	172
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	300	294
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	191
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	191
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	13,280	13,613
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/28	12,915	13,732
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	13,430	14,461
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	5,865	6,315
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/30	12,195	13,261
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	24,489
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,570
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	11,069
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	14,485	14,526
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.080%	5/10/23	6,000	5,999
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,044
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	906
[6]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	3.830%	5/1/23	500	500
	Montgomery County TN GO	4.000%	4/1/25	500	500
[5]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,241
[5]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,272
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	3.980%	5/4/23	12,500	12,500
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,210
[3]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/23	54,100	54,100
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	320
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	350
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	501
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	502
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	604
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	560	574
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	555
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,155
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,839
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,257
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,942
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,386
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	16,500	17,477
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	69,335	70,425
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	64,950	64,938
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	2,847
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	125
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	6,663
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	127
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	179
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	410
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	206
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	4,930	4,970
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,041
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,293
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	104,255	104,255
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,695	5,696
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	42,500	44,209
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	998
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	175	175
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,545	1,541
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	485	484
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.250%	1/1/50	5,575	5,593
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,235	2,202
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,195	4,076
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	6,475	6,266
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,875	4,849
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,010	6,448
	Washington County TN GO	4.000%	6/1/23	2,050	2,051
					663,661
Texas (9.2%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.375%	9/1/23	5,000	5,000
	Alamo Community College District GO	5.000%	8/15/24	12,260	12,575
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,647
[20]	Aldine Independent School District GO	5.000%	2/15/25	350	363
[20]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,100
[20]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,017
[20]	Alvin TX Independent School District GO	5.000%	2/15/28	500	555
[20]	Alvin TX Independent School District GO	5.000%	2/15/28	50	53
[20]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,250
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	155
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	189
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	332
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	203
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	417
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	204
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	213
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	448
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	567
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,240
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,254
	Arlington TX GO	4.000%	8/15/23	2,925	2,932
	Arlington TX GO	5.000%	8/15/24	2,925	3,000
	Arlington TX GO	5.000%	8/15/25	2,925	3,067
	Arlington TX GO	5.000%	8/15/27	1,040	1,141
[20]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,359
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,429
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,274
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,160
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	226
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	306
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,310
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,316
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	905
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,637
[4]	Austin City TX Airport System Port, Airport & Marina Revenue TOB VRDO	3.850%	5/1/23	10,495	10,495
	Austin Community College District GO	5.000%	8/1/27	1,700	1,853
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	267
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,058
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,092
[20]	Austin Independent School District GO	5.000%	8/1/24	1,360	1,394
[20]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,904
[20]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,325
[20]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,409
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin Independent School District GO	5.000%	8/1/29	4,455	5,108
[20]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,131
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,947
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,441
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	7,151
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,667
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,267
[20]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,457
[20]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,227
[20]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,116
[20]	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,584
[20]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,507
	Bedford TX GO	5.000%	2/1/24	2,775	2,812
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,747
	Bexar County TX GO	5.000%	6/15/24	1,020	1,042
	Bexar County TX GO	5.000%	6/15/25	1,560	1,631
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,897
[4]	Board of Regents of the University of Texas System College & University Revenue TOB VRDO	3.910%	5/1/23	36,380	36,380
[20]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,028
[20]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,516
[20]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,503
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,306
[20]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,114
[20]	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	879
[20]	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	938
[20]	Canyon Independent School District GO	5.000%	2/15/26	3,540	3,751
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,198
	Carrollton TX GO	5.000%	8/15/26	1,225	1,312
[20]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	494
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,592
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	3,026
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,222
[4]	Celina TX Special Assessment Revenue	2.875%	9/1/27	213	191
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	116
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	154
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	908
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	131
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	393
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,308
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	27,710	29,134
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	351
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	749
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,621
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,512
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,586
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	6,200	6,301
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,511
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,394
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	102
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,475
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	7,995	6,725
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	6,917
[20]	Clear Creek Independent School District GO	5.000%	2/15/24	440	446
[20]	Clear Creek Independent School District GO	5.000%	2/15/25	675	700
[20]	Clear Creek Independent School District GO	5.000%	2/15/25	325	337
[20]	Clear Creek Independent School District GO	5.000%	2/15/26	700	743
[20]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,414
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	346
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	435
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	989
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	730	776
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	540
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	324
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	515
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	339
	Collin County Community College District GO	5.000%	8/15/25	1,760	1,843
	Collin County TX GO	5.000%	2/15/27	1,335	1,447
109

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Collin County TX GO	5.000%	2/15/28	1,000	1,109
[20]	Comal Independent School District GO	5.000%	2/1/27	4,385	4,765
[20]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,669
[20]	Conroe Independent School District GO	5.000%	2/15/25	4,490	4,653
[20]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,880
	Conroe TX GO	5.000%	11/15/24	1,415	1,458
	Corpus Christi TX GO	5.000%	3/1/26	70	73
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,577
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	523
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/24	400	409
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	213
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	361
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	141
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	201
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	3,848
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	5,945	6,582
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,312
[11,20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	7,260	8,032
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	707
[20]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	763
[20]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,405	8,035
[20]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,415	11,868
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	284
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,180
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,395
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,184
	Dallas College GO	5.000%	2/15/25	3,270	3,391
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,307
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	136
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,242
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	11,813
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,546
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,217
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,843
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	1,062
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/1/23	3,750	3,734
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	3,175	3,153
[20]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,203
	Dallas TX GO	5.000%	2/15/25	5,000	5,195
	Dallas TX GO	5.000%	2/15/25	7,700	8,001
	Dallas TX GO	5.000%	2/15/26	3,410	3,610
	Dallas TX GO	5.000%	2/15/26	17,465	18,490
	Dallas TX GO	5.000%	2/15/26	5,375	5,691
	Dallas TX GO	5.000%	2/15/26	5,105	5,405
	Dallas TX GO	5.000%	2/15/27	7,605	8,241
	Dallas TX GO	5.000%	2/15/27	5,375	5,825
	Dallas TX GO	5.000%	2/15/27	5,100	5,527
	Dallas TX GO	5.000%	2/15/28	5,540	6,142
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/23	2,435	2,445
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,564
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,072
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,174
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,041
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,318
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,000	1,020
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,830
[20]	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,567
[20]	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,069
[20]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,118
[20]	Denison Independent School District GO	5.000%	8/1/25	255	267
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,792
	Denton County TX GO	5.000%	7/15/25	1,670	1,747
	Denton County TX GO	4.000%	7/15/33	2,575	2,660
[20]	Denton Independent School District GO	5.000%	8/15/24	2,850	2,923
[20]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,214
[20]	Denton Independent School District GO PUT	2.000%	8/1/24	4,755	4,658
[20]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/44	930	916
110

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denton TX GO	5.000%	2/15/24	1,430	1,449
[20]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,077
[20]	Dickinson Independent School District GO PUT	0.250%	8/1/23	6,250	6,188
[20]	Dripping Springs Independent School District GO	5.000%	2/15/26	1,015	1,029
[20]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,020
[20]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,236
	Ector County Hospital District GO	5.000%	9/15/24	670	677
	Ector County Hospital District GO	5.000%	9/15/25	500	510
	Ector County Hospital District GO	5.000%	9/15/26	700	722
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,118
[20]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,113
[20]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,313
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,806
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,057
	El Paso TX GO	5.000%	8/15/24	135	138
	El Paso TX GO	5.000%	8/15/24	350	358
	El Paso TX GO	5.000%	8/15/24	480	491
	El Paso TX GO	5.000%	8/15/24	500	511
	El Paso TX GO	5.000%	8/15/26	685	733
	El Paso TX GO	5.000%	8/15/26	535	573
	El Paso TX GO	5.000%	8/15/26	535	573
	El Paso TX GO	5.000%	8/15/27	715	782
	El Paso TX GO	5.000%	8/15/27	50	51
	El Paso TX GO	5.000%	8/15/27	400	437
	El Paso TX GO	5.000%	8/15/27	300	328
	El Paso TX GO	5.000%	8/15/27	700	765
	El Paso TX GO	5.000%	8/15/28	435	485
	El Paso TX GO	5.000%	8/15/28	400	446
	El Paso TX GO	5.000%	8/15/28	450	501
[20]	Forney Independent School District GO	5.000%	8/15/26	1,000	1,074
[20]	Forney Independent School District GO	5.000%	8/15/27	875	961
[20]	Forney Independent School District GO	5.000%	8/15/28	585	657
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	606
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	254
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	324
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	641
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	65
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	171
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,888
	Fort Bend County TX GO	5.000%	3/1/25	200	207
	Fort Bend County TX GO	5.000%	3/1/25	500	518
	Fort Bend County TX GO	5.000%	3/1/26	425	451
	Fort Bend County TX GO	5.000%	3/1/26	720	764
	Fort Bend County TX GO	5.000%	3/1/27	250	272
	Fort Bend County TX GO	5.000%	3/1/27	500	543
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/27	500	542
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,109
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/29	250	283
[20]	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	2,710
[20]	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,349
[20]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,049
[20]	Fort Bend Independent School District GO	5.000%	8/15/25	160	168
[20]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,432
[20]	Fort Bend Independent School District GO	5.000%	8/15/26	760	816
[20]	Fort Bend Independent School District GO	5.000%	8/15/27	600	658
[20]	Fort Bend Independent School District GO PUT	3.000%	8/1/23	9,000	8,977
[20]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	22,060	21,671
[20]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,935	2,762
[20]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,694
[20]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,172
[20]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,996
[20]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,308
[20]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,601
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,350
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,708
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,274
111

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Worth TX GO	5.000%	3/1/27	4,530	4,912
	Fort Worth TX GO	5.000%	3/1/27	2,210	2,397
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,096
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,007
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	4,655
[20]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,423
[20]	Friendswood Independent School District GO	4.000%	2/15/27	625	650
[20]	Friendswood Independent School District GO	4.000%	2/15/28	645	678
[20]	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,048
[20]	Frisco Independent School District GO	5.000%	8/15/25	1,900	1,993
[11,20]	Frisco Independent School District GO	5.000%	2/15/26	5,785	6,136
[20]	Frisco Independent School District GO	5.000%	8/15/26	1,830	1,964
[11,20]	Frisco Independent School District GO	5.000%	2/15/27	6,245	6,772
[11,20]	Frisco Independent School District GO	5.000%	2/15/28	6,335	7,008
[11,20]	Frisco Independent School District GO	5.000%	2/15/29	6,560	7,397
[11,20]	Frisco Independent School District GO	5.000%	2/15/30	6,680	7,674
	Frisco TX GO	5.000%	2/15/25	915	916
[20]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,056
[20]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,636
[20]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,049
[20]	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,147
[20]	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,649
	Galveston County TX GO	4.000%	2/1/24	1,000	1,006
	Galveston County TX GO	4.000%	2/1/25	1,085	1,103
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	750
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	802
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	4,090
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	829
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,625
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,363
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	3,640	3,682
	Garland TX GO	5.000%	2/15/25	800	828
	Garland TX GO	5.000%	2/15/26	690	730
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	678
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	924
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,164
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,976
[20]	Godley Independent School District Public Facility GO	5.000%	2/15/28	550	568
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,519
[20]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	17,550	15,963
[20]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,886
[20]	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,210
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	31,745	31,926
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,007
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	9,407
[20]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,572
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	233
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	497
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	573
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,582
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,634
[20]	Hallsville Independent School District GO	4.000%	2/15/33	1,000	1,060
[20]	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	4,503
[20]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,481
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	1,003
[20]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,372
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	767
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,055
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	701
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,258
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,513
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,271
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,049
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,133
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	5,356
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,063
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,640
112

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	5,000	5,110
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	9,260	9,484
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,759
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	16,965	18,044
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	7,405	7,876
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	17,489
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	4.430%	12/1/49	1,310	1,302
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,750	3,750
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	3,750	3,750
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	4.043%	11/15/46	2,500	2,500
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,220
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,708
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	2,687
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	2,831
	Harris County TX GO	5.000%	10/1/25	1,825	1,921
	Harris County TX GO	5.000%	10/1/25	1,140	1,200
	Harris County TX GO	5.000%	10/1/26	1,570	1,646
	Harris County TX GO	5.000%	10/1/26	485	522
	Harris County TX GO	5.000%	10/1/27	5,030	5,547
	Harris County TX GO	5.000%	10/1/27	505	557
	Harris County TX GO	5.000%	10/1/28	350	395
	Harris County TX Highway Revenue	5.000%	8/15/25	210	220
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,502
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	4,925	4,163
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	5,760	4,688
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,065
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,320	4,729
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,970
[20]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	859
	Hays County TX GO	5.000%	2/15/24	1,035	1,050
	Hays County TX GO	5.000%	2/15/26	1,600	1,698
[4]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	115	108
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	441
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	582
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	964
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	209
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	247
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	525
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	491
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	2,945
	Houston Community College System GO	5.000%	2/15/25	1,690	1,750
	Houston Community College System GO	5.000%	2/15/26	800	848
	Houston Community College System GO	5.000%	2/15/26	3,005	3,186
	Houston Community College System GO	5.000%	2/15/26	3,500	3,711
	Houston Community College System GO	5.000%	2/15/27	2,870	3,122
	Houston Community College System GO	5.000%	2/15/27	4,450	4,841
[12]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,574
[20]	Houston Independent School District GO	5.000%	2/15/24	20,455	20,753
[20]	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,502
[20]	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	11,756
[20]	Houston Independent School District GO PUT	3.000%	6/1/24	6,440	6,415
[20]	Houston Independent School District GO PUT	3.500%	6/1/25	12,300	12,307
[20]	Houston Independent School District GO PUT	4.000%	6/1/25	4,320	4,401
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,348
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,682
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,837
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,437
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,090
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,672
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,584
	Houston TX GO	5.000%	3/1/24	10,000	10,157
	Houston TX GO	5.000%	3/1/27	6,225	6,760
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	90
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	126
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	112
113

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	144
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	297
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	388
[20]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,790
[20]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,055
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,706
[20]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,128
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,466
[20]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,395
[20]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,494
[20]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,342
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	352
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	740	757
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	517
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	210	220
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	441
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	499
[20]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,812
	Irving TX GO	5.000%	9/15/26	3,150	3,387
	Irving TX GO	5.000%	8/15/27	255	280
[20]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,863
[20]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,072
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/26	125	116
[20]	Katy Independent School District GO	4.000%	2/15/24	410	410
[20]	Katy Independent School District GO	4.000%	2/15/25	1,000	1,001
[20]	Katy Independent School District GO	5.000%	2/15/29	500	566
[20]	Katy Independent School District GO	5.000%	2/15/30	650	750
[20]	Katy Independent School District GO	4.000%	2/15/32	2,115	2,146
	Kaufman County TX GO	5.000%	2/15/25	255	264
	Kaufman County TX GO	5.000%	2/15/25	125	129
	Kaufman County TX GO	5.000%	2/15/26	200	211
	Kaufman County TX GO	5.000%	2/15/26	165	174
	Kaufman County TX GO	5.000%	2/15/27	200	214
	Kaufman County TX GO	5.000%	2/15/27	175	188
[20]	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	6,781
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	256
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	346
[20]	Klein Independent School District GO	5.000%	8/1/24	375	384
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,220
[20]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,145
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,223
[4]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	500	498
[20]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,112
[20]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,728
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	228
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	248
[20]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,590
[4]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	356	348
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,318
	Laredo TX GO	5.000%	2/15/27	240	253
	Laredo TX GO	5.000%	2/15/30	1,200	1,369
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	119
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	222
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	290
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	236
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	457
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	477
[4]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	508	474
	League City TX GO	5.000%	2/15/27	465	504
[20]	Leander Independent School District GO	0.000%	8/16/23	8,500	8,414
[20]	Leander Independent School District GO	5.000%	8/15/25	2,860	2,999
[20]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,700
[20]	Leander Independent School District GO	0.000%	8/15/28	1,690	1,399
	Leander Independent School District GO	4.000%	8/15/33	1,000	1,011
[20]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	369
114

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Leander Independent School District GO, Prere.	0.000%	8/15/24	20,000	5,147
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/43	9,488	9,764
[20]	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,024
[20]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,722
[4]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	563	514
[4]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	172
[20]	Little Elm Independent School District GO PUT	0.680%	8/15/25	840	797
	Lone Star College System GO	4.000%	2/15/32	1,250	1,287
[20]	Longview Independent School District GO	5.000%	2/15/26	275	291
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,350	1,375
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,051
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,505
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	5,720	6,377
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	3,490	3,971
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,120	1,141
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,827
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	210	210
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,112
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,460	1,657
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,001
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,312
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,060
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	509
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	1,803
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,085
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	521
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,180	1,230
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,646
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,196
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	2,120	2,308
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,489
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	4,020	4,376
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	556
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	4,130	4,594
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,457
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	1,986
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,335
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,039
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,163
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,258
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	6,843
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,093
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,283
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	141
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,212
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/27	800	863
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/28	1,000	1,099
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/29	1,150	1,285
	Lubbock TX GO	5.000%	2/15/25	3,160	3,211
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	385
	Mainland College GO	5.000%	8/15/23	515	517
	Mainland College GO	5.000%	8/15/24	280	287
	Mainland College GO	5.000%	8/15/25	350	366
	Mainland College GO	5.000%	8/15/26	400	428
	Mainland College GO	5.000%	8/15/27	500	547
[20]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,152
[20]	Manor Independent School District GO	5.000%	8/1/26	840	900
[20]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,377
[20]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,989
[20]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,406
[20]	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,686
[20]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,207
[20]	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,075
[20]	McKinney Independent School District GO	5.000%	2/15/29	500	568
	McKinney TX GO	5.000%	8/15/25	225	236
	McKinney TX GO	5.000%	8/15/27	400	438
	McKinney TX GO	5.000%	8/15/29	325	371
115

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney TX GO	5.000%	8/15/30	325	377
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/27	250	271
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	395
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	574
[3]	Memorial City Redevelopment Authority	5.000%	9/1/28	1,000	1,088
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	553
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	462
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	580
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,123
[20]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,774
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,209
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/24	2,600	2,677
	Midland County Hospital District GO	5.000%	5/15/23	500	500
	Midland County Hospital District GO	5.000%	5/15/25	360	375
	Midland County Hospital District GO	5.000%	5/15/26	390	415
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,467
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,576
[20]	Midlothian Independent School District GO	5.000%	2/15/25	370	383
[20]	Midlothian Independent School District GO	5.000%	2/15/26	550	583
[20]	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,367
[20]	Midlothian Independent School District GO	5.000%	2/15/27	700	759
[20]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,629
[20]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,035	6,879
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	165	161
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	242
[20]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,578
[20]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,308
[20]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,274
[20]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	729
[20]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,654
[20]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,274
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	251
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	507
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	761
[20]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,024
[20]	Nederland Independent School District GO	5.000%	8/15/25	1,875	1,965
[20]	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,114
[20]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,123
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	806
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	648
	New Braunfels TX Utility System Electric Power & Light Revenue CP	3.380%	5/9/23	17,500	17,496
[20]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,355	9,065
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,812
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,646
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,079
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	3,275	3,029
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,902
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,658
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	870	871
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	628
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,630	1,671
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,290
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,067
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,265
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,700
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,377
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	420	455
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	425	460
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,100	1,192
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,007
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,098
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,294
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,206
116

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,104
[20]	North East TX Independent School District GO	5.000%	8/1/26	420	449
[20]	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	14,745
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	768
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	3,043
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,778
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,745
[1,4]	North FT Bend Water Authority Water Revenue TOB VRDO	3.970%	5/4/23	2,310	2,310
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,069
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/26	250	241
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	786
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,536
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,416
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	340	344
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	505	506
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	270	270
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	6,567
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	550	551
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	345
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,000	2,021
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,108
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	20,160
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	470
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	5,012
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	490
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,690	1,709
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,083
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	199
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	210	231
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,355	4,511
[14]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,449
[14]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,000	8,347
[20]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,365
[20]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,213
[20]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,050
[20]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,388
[20]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,968
[20]	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	17,278
[20]	Northside Independent School District GO PUT	1.600%	8/1/24	18,150	17,636
[20]	Northside Independent School District GO PUT	0.700%	6/1/25	15,180	14,311
[20]	Northside Independent School District GO PUT	2.000%	6/1/27	6,355	6,030
[11,20]	Northside Independent School District PUT GO	3.000%	8/1/26	27,510	27,391
	Nueces County TX GO	5.000%	2/15/28	435	481
	Odessa Junior College District GO	5.000%	8/15/23	500	502
	Odessa TX GO	4.000%	3/1/28	2,000	2,115
[20]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,560
[20]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,061
[20]	Pasadena Independent School District GO PUT	1.500%	8/15/24	18,025	17,500
	Pearland TX GO	5.000%	3/1/25	685	711
	Pearland TX GO	5.000%	3/1/26	600	636
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	372
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,074
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,086
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	308
[20]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,666
[20]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	5,045	5,023
[20]	Pflugerville Independent School District GO, Prere.	4.000%	2/15/24	11,620	11,688
	Pflugerville TX GO	5.000%	8/1/26	805	861
	Pflugerville TX GO	5.000%	8/1/26	450	481
	Pflugerville TX GO	5.000%	8/1/27	725	793
	Pflugerville TX GO	5.000%	8/1/27	655	717
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,279
	Pflugerville TX GO	5.000%	8/1/28	500	559
[20]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,171
[20]	Plainview Independent School District GO	5.000%	2/15/25	995	1,030
[20]	Plainview Independent School District GO	5.000%	2/15/26	545	578
117

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Plainview Independent School District GO	5.000%	2/15/27	655	712
[20]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,030
[20]	Pleasanton Independent School District GO	4.000%	8/15/33	2,605	2,633
	Port Arthur Independent School District GO	5.000%	2/15/24	555	562
[20]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,308
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	1,022
[20]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	5,949
[20]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,665	6,892
[20]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,630
[20]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,136
[20]	Prosper Independent School District GO	4.000%	2/15/31	1,000	1,018
[20]	Prosper Independent School District GO PUT	2.000%	8/15/23	6,750	6,711
[20]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,718
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	441
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	466
[20]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,407
[20]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,738
	Rockland County TX GO	5.000%	2/1/25	535	553
	Rockland County TX GO	5.000%	2/1/26	550	580
	Rockland County TX GO	5.000%	2/1/27	800	863
[20]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,555
[20]	Rockwall Independent School District GO	4.000%	2/15/28	265	279
	Rockwall TX GO	5.000%	8/1/23	1,660	1,667
[20]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,046
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	3,011
[20]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,324
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,626
[20]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,460
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,361
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	3,706
	Round Rock TX GO	5.000%	8/15/27	610	669
	Round Rock TX GO	5.000%	8/15/28	640	717
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,770
	Sabine-Neches Navigation District GO	5.000%	2/15/29	1,300	1,464
	Sabine-Neches Navigation District GO	5.000%	2/15/30	1,000	1,145
	San Angelo TX GO	2.000%	2/15/25	2,720	2,654
	San Angelo TX GO	3.000%	2/15/26	5,580	5,613
	San Angelo TX GO	3.000%	2/15/27	5,750	5,800
	San Angelo TX GO	3.000%	2/15/29	5,510	5,567
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,200	2,222
[20]	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,707
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/27	5,320	5,792
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/28	10,125	11,253
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/29	11,435	12,953
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/30	14,705	16,936
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	1,835	1,858
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,114
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,204
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	391
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,407
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	6,029
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	400
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	2,958
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	2,969
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	515	570
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,669
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	11,348
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	4,975
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,131
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	3,085	3,548
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,178
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,249
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	5,000	5,064
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	10,210
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	5,000	5,062
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	16,940	16,514
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	22,066
118

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	16,170	15,418
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,446
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,855	9,275
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.870%	4.730%	2/1/48	42,500	42,501
	San Antonio TX GO	5.000%	2/1/25	4,495	4,567
	San Antonio TX GO	5.000%	8/1/27	1,000	1,099
	San Antonio TX GO CP	3.200%	8/3/23	7,500	7,489
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	677
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	335
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,090
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,135
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,154
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	10,380	10,284
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,201
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	5/1/44	25,195	25,146
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,037
	San Jacinto Community College District GO	5.000%	2/15/27	560	607
	San Jacinto Community College District GO	5.000%	2/15/28	560	622
	San Patricio County TX GO	5.000%	4/1/24	100	102
	San Patricio County TX GO	5.000%	4/1/25	100	104
	San Patricio County TX GO	5.000%	4/1/26	150	159
	San Patricio County TX GO	5.000%	4/1/27	140	151
	San Patricio County TX GO	5.000%	4/1/28	450	496
	San Patricio County TX GO	5.000%	4/1/29	300	337
	San Patricio County TX GO	5.000%	4/1/30	500	573
[20]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,126
[20]	Sherman Independent School District GO PUT	2.000%	8/1/23	600	598
[20]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	190	189
[20]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	310	309
[20]	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,204
[20]	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,532
[20]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,037
[20]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	251
[20]	Socorro Independent School District GO, Prere.	5.000%	8/15/24	3,705	3,794
[20]	Southside Independent School District GO	5.000%	8/15/23	300	301
[20]	Southside Independent School District GO	5.000%	8/15/24	250	256
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	705
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	513
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,250
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,073
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	178
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	343
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	187
[20]	Southwest Independent School District GO	4.000%	2/1/25	570	580
[20]	Southwest Independent School District GO	4.000%	2/1/26	500	514
[20]	Southwest Independent School District GO	5.000%	2/1/27	650	705
[20]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,504
[20]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,359
[20]	Spring Independent School District GO	5.000%	8/15/26	500	536
[20]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,220
[20]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,664
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,375
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,343
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	992
	Sugar Land TX GO	5.000%	2/15/25	500	518
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,750
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,648
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	752
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	375	378
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	1,985
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	400	410
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	801
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,527
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	418
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,705
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	715
119

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	240
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	430
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	191
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/15/27	500	501
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	534
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	330
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	448
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,137
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,308
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	440	419
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	7,435	7,792
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	11,020	12,379
[2,4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	8/1/50	30,000	29,992
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	4,775	4,775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	3,000	3,021
[4]	Tarrant County Hospital District GO TOB VRDO	3.930%	5/4/23	3,545	3,545
	Tarrant County TX GO	5.000%	7/15/25	300	314
	Tarrant County TX GO	5.000%	7/15/26	350	375
	Tarrant County TX GO	5.000%	7/15/27	375	412
	Tarrant County TX GO	5.000%	7/15/28	300	337
	Tarrant County TX GO	5.000%	7/15/29	500	572
	Tarrant County TX GO	5.000%	7/15/30	520	604
	Tarrant Regional Water District Lease Revenue	4.000%	9/1/27	5,830	6,162
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,112
	Temple TX GO	4.000%	8/1/32	1,630	1,683
[20]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,227
[20]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,449
[20]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,817
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,299
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,714
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,000	2,181
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,455
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,449
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,685
[20]	Texas City TX Independent School District GO	5.000%	8/15/23	590	593
[20]	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,690
[20]	Texas City TX Independent School District GO	4.000%	2/15/25	1,430	1,457
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,880	1,904
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	8,480	8,354
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,925	10,633
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	3,095	3,348
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	3/1/53	13,990	15,510
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,900	11,835
	Texas GO	5.000%	8/1/25	2,000	2,094
	Texas GO	5.000%	8/1/25	2,510	2,628
	Texas GO	5.000%	10/1/25	1,005	1,020
	Texas GO	4.000%	8/1/26	1,450	1,489
	Texas GO	5.000%	10/1/26	5,550	5,683
	Texas GO	4.000%	8/1/27	2,250	2,312
	Texas GO	5.000%	10/1/27	3,120	3,197
	Texas GO	5.000%	10/1/27	4,285	4,353
	Texas GO	4.000%	8/1/28	1,250	1,283
	Texas GO	4.000%	8/1/29	2,750	2,823
	Texas GO	4.000%	8/1/30	1,500	1,538
	Texas GO	4.000%	8/1/31	1,250	1,282
	Texas GO VRDO	3.950%	5/3/23	91,500	91,500
	Texas GO VRDO	3.750%	5/5/23	8,150	8,150
[6]	Texas GO VRDO	4.050%	5/5/23	10,920	10,920
	Texas GO, Prere.	5.000%	4/1/24	10,115	10,286
	Texas GO, Prere.	5.000%	4/1/24	7,525	7,651
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	4,015	4,042
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	41,970	43,846
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	3,020	3,028
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	3,805	3,835
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,431
120

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	6,550	6,708
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	9,500	9,809
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	17,880	18,617
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,400	1,466
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	2,270	2,388
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	856
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,217
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	3,700	3,987
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,000	1,013
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	135
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,840
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	177
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	255
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	269
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,719
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,073
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	770
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,949
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,707
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,560	1,564
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	473
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	647
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,246
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,028
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,500
[3,4]	Texas State Technical College & University Revenue TOB VRDO	4.060%	5/5/23	6,835	6,835
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,049
	Texas State University System College & University Revenue	5.000%	3/15/26	750	760
	Texas State University System College & University Revenue	5.000%	3/15/26	800	849
	Texas State University System College & University Revenue	5.000%	3/15/27	130	134
	Texas Tech University System College & University Revenue	3.350%	2/15/30	6,125	6,135
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	33,656
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,530
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,244
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	796
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,254
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,693
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,349
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,152
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,306
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,595
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,095
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	4,101
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,548
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,871
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,669
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,407
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,912
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,835
[20]	Texas Water Development Board Water Revenue PUT	2.750%	8/15/25	1,000	1,000
[20]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,191
[20]	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,360
[20]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,235
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,528
	Travis County TX GO	5.000%	3/1/25	5,000	5,189
	Travis County TX GO	5.000%	3/1/26	5,000	5,316
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,988
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,530
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,094
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	105
[20]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,521
[20]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,111
[20]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,155
[20]	Tyler Independent School District GO	4.000%	2/15/32	3,595	3,644
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	6,426
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	9,397
121

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,288
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,180
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,030
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	5,712
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	5,770
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,089
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	431
[20]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	3,924
	Waco TX GO	4.000%	2/1/28	1,725	1,810
	Waco TX GO	4.000%	2/1/29	3,590	3,773
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	896
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,363
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	589
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,434
[1,4]	Waller Independent School District Waller and Harris Counties Texas GO TOB VRDO	3.890%	5/1/23	2,700	2,700
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,051
[20]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,250
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,065
	Williamson County TX GO	5.000%	2/15/28	25	26
[11]	Williamson County TX GO	5.000%	2/15/28	10,000	11,096
[11]	Williamson County TX GO	5.000%	2/15/29	23,265	26,371
	Williamson County TX GO	4.000%	2/15/33	2,140	2,195
	Williamson County TX GO	4.000%	2/15/34	2,250	2,302
[20]	Willis Independent School District GO	4.000%	2/15/26	650	671
[20]	Willis Independent School District GO	4.000%	2/15/27	795	834
[20]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,079
[20]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,256
[20]	Wylie Independent School District / Taylor County GO	4.000%	2/15/31	1,925	1,983
[20]	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,203
[20]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,605
[20]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,154
[20]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,117
					2,857,656
Utah (0.3%)
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,461
	Davis School District GO	4.000%	6/1/25	4,395	4,471
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	5,958
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,106
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	2,007
[9]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	14,308
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	172
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	139
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	130
	Utah County Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	2,735	2,900
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	23,245	23,530
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,500	2,553
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,678
[12]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,758
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	256
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	543
	Utah State University College & University Revenue	4.000%	12/1/27	480	493
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/24	500	509
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	529
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	770
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	839
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,136
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	280	292
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	266
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	356
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	796
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	498
					78,454
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	525
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	537
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	70	70
122

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	99
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	113
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	485
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	154
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	213
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	412
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	208
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	512
					3,328
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	510	518
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	1,265	1,288
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	1,900	1,941
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	152
					3,899
Virginia (1.3%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	285	285
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	378
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	663
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	837
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	844
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	401
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	274
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,183
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	7,795
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	13,696
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,675	67,155
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,120
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	937
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	899
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,134
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	2,135	2,191
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,170
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	3,111
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	14,505
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,548
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	10,291
	Halifax County IDA Electric & Power Revenue PUT	1.650%	5/31/24	1,495	1,450
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	51,190	54,748
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	691
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,548
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	501
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,009
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,729
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	409
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	411
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	422
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	431
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	216
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,011
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,058
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,343
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,404
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,258
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,991
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,062
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,484
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,471
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	824
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	695
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,852
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,045
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,058
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	640	629
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,558
123

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk VA GO, Prere.	5.000%	10/1/26	2,500	2,694
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,121
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.000%	9/1/23	75	75
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	640
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	896
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	935
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	973
[4,6]	Suffolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/4/23	50,250	50,250
	Suffolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	4.125%	5/1/23	10,500	10,500
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	401
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	918
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	11,146
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	2,200	2,379
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/23	250	250
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	355
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	412
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	442
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,269
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	8,060
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,010
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	431
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,000	5,239
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	13,145
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,393
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	15
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,133
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	7,257
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	297
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	608
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,244
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	220
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,325	1,381
[4,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.110%	5/4/23	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	6,385	5,859
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,991
					389,524
Washington (2.0%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,544
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,309
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.060%	11/1/45	5,310	5,182
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.310%	11/1/45	18,625	18,627
	Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/25	1,000	1,045
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	7,040
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,975
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	16
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,576
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	5,000	5,482
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	107
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	12,221
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	3,057
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,708
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	258
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	295
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	13,647
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	11,612
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	213
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	134
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	139
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	459
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	77
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	669
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	155
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	156
124

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County Public Hospital District No. 2 GO, Prere.	5.000%	12/1/24	100	103
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,052
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,021
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,591
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,332
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,034
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,512
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.090%	1/1/40	23,500	22,888
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	273
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	345
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,293
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	505
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,057
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	511
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,391
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	8,073
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,358
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,499
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	3,981
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,310	1,363
	Seattle WA GO	5.000%	6/1/26	4,000	4,175
[2]	Seattle WA Municipal Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.350%	11/1/46	1,705	1,705
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	3.850%	5/1/23	29,905	29,905
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	5/1/45	3,875	3,774
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.350%	11/1/46	1,500	1,500
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	1,915
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,180
	Snohomish County WA GO, Prere.	4.000%	6/1/23	3,220	3,222
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	716
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,552
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/32	460	459
	University of Washington College & University Revenue	5.000%	4/1/25	310	322
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,901
	University of Washington College & University Revenue PUT	4.000%	8/1/27	14,805	15,370
	Washington GO	5.000%	6/1/23	1,500	1,502
	Washington GO	5.000%	7/1/24	13,825	14,127
	Washington GO	5.000%	6/1/25	3,000	3,131
	Washington GO	5.000%	8/1/25	10,865	11,381
	Washington GO	5.000%	8/1/25	5,135	5,379
	Washington GO	5.000%	2/1/26	1,500	1,507
	Washington GO	5.000%	7/1/26	10,000	10,705
[11]	Washington GO	5.000%	7/1/26	10,000	10,700
	Washington GO	5.000%	8/1/26	12,455	13,359
	Washington GO	5.000%	8/1/26	9,015	9,052
	Washington GO	5.000%	8/1/26	5,570	5,974
[11]	Washington GO	5.000%	8/1/26	10,000	10,721
	Washington GO	5.000%	6/1/27	5,200	5,691
[11]	Washington GO	5.000%	7/1/27	7,000	7,672
[11]	Washington GO	5.000%	8/1/27	10,000	10,981
	Washington GO	5.000%	2/1/28	3,000	3,104
	Washington GO	4.000%	7/1/28	25,000	26,723
	Washington GO	4.000%	7/1/28	5,000	5,345
[11]	Washington GO	5.000%	7/1/28	10,000	11,216
[11]	Washington GO	5.000%	8/1/28	10,000	11,237
	Washington GO	4.000%	7/1/29	10,000	10,018
	Washington GO	5.000%	8/1/31	15,040	16,447
	Washington GO	5.000%	8/1/31	3,000	3,130
	Washington GO	5.000%	8/1/35	1,000	1,039
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	728
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,448
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,032
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,065
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,292
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	694
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,042
125

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,362
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,103
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,128
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,435
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	18,460	18,926
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,500	6,558
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,870
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	25,671
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	34,895	35,558
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.940%	5/4/23	8,800	8,800
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	5/4/23	3,190	3,190
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.260%	1/1/35	4,620	4,622
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	1,525	1,555
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/24	1,005	1,016
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/26	555	587
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	452
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	575
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	359
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	208
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	1,295	1,293
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	1,000	995
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	603
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	900	853
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.000%	6/1/49	3,175	3,168
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	980	952
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,780	2,917
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.410%	12/1/48	5,000	4,996
	Washington State University College & University Revenue	5.000%	10/1/23	350	352
	Washington State University College & University Revenue	5.000%	10/1/24	585	600
[1]	Western Washington University College & University Revenue	4.000%	4/1/24	250	251
					626,103
West Virginia (0.2%)
[3]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,558
[3]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,337
[3]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,252
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	122
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,031
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	6,865
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	9,827
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,185
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	1,645	1,698
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	702
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,031
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,200
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,250
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,578
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	1,911
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,080
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,404
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/1/23	1,500	1,500
[4]	West Virginia State Fuel Sales Tax Revenue TOB VRDO	3.800%	5/1/23	3,750	3,750
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,241
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,402
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,580
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	10,796
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	1,890	2,108
					72,408
Wisconsin (1.7%)
	Burnett County WI GO	2.000%	11/1/26	1,010	961
	Burnett County WI GO	3.000%	11/1/27	1,285	1,288
	Burnett County WI GO	3.000%	11/1/28	1,325	1,334
	Dane County WI GO	2.000%	4/1/27	3,405	3,239
126

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dane County WI GO	2.000%	4/1/28	1,715	1,611
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,634
[4,11]	Gibraltar Area School District Miscellaneous Revenue BAN	4.500%	11/15/23	14,900	14,920
	Middleton-Cross Plains Area School District GO	3.000%	3/1/28	3,125	3,181
	Middleton-Cross Plains Area School District GO	3.000%	3/1/29	2,785	2,839
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,124
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,022
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,963
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,680
	Milwaukee WI GO	5.000%	4/1/26	12,535	13,124
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,591
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,142
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,389
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,401
	Milwaukee WI GO	5.000%	4/1/28	3,735	4,059
	Milwaukee WI GO	5.000%	4/1/28	700	761
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,569
[3]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,266
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,439
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,159
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,872
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,948
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,430
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,895
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	532
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,985
	Monroe School District Miscellaneous Revenue	4.000%	6/14/23	36,200	36,200
	Oregon School District GO	3.050%	3/1/30	3,190	3,182
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	429
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	183
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	275
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	437
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	463
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	421
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	621
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	15,070	15,108
	Public Finance Authority Electric Power & Light Revenue PUT	3.700%	10/1/30	18,410	18,836
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,301
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	277
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,370
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	435
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,534
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	232
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,451
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	463
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	419
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	610	594
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,210
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,162
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	4,000	3,702
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	4,044
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	905
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	264
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	195	188
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	7,680	8,383
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,458
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	268
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	244
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,504
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	303
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,095
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,174
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	972
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,133
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	815	822
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	2,555	2,624
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,709
127

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	5,057
	Sauk Prairie School District GO	5.000%	3/1/26	225	238
	Sauk Prairie School District GO	5.000%	3/1/27	225	243
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	337
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	350
	Verona Area School District GO	5.000%	4/1/25	1,695	1,760
	Waukesha School District GO	4.000%	4/1/24	780	786
	Waukesha School District GO	4.000%	4/1/25	825	840
	Waukesha WI GO	2.000%	10/1/23	1,265	1,255
	Waukesha WI GO	5.000%	10/1/24	200	205
	Waukesha WI GO	2.000%	10/1/26	2,455	2,325
	Waukesha WI GO	2.000%	10/1/27	3,000	2,819
	Waukesha WI GO	5.000%	10/1/27	280	306
	Waukesha WI GO	2.000%	10/1/28	3,000	2,798
	Waukesha WI GO	5.000%	10/1/28	265	296
	Waunakee Community School District GO	3.250%	4/1/28	24,000	23,982
	Wausau School District GO	5.000%	3/1/28	2,845	3,144
	Wausau School District GO	5.000%	3/1/29	4,530	5,100
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,706
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,747
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	872
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	220
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,400
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	747
	Wisconsin GO	5.000%	5/1/24	15,100	15,390
	Wisconsin GO	5.000%	11/1/27	1,780	1,899
[2]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.280%	5/1/25	2,500	2,493
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	352
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	327
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	359
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	628
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,175
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	528
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	124
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	502
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,089
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,018
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	972
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	506
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	996
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	201
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	758
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	234
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	511
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	15,284
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	130
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	718
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,055
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	337
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	656
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	17,532
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	212
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	345
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	162
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	353
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	926
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	303
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,208
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	196
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	313
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,032
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,340	3,417
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,000	9,119
128

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,389
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,666
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	6,075	6,426
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,647
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,581
[4,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	5/1/23	13,100	13,100
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,016
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.040%	8/15/54	4,000	3,873
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	5,895	5,885
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,960	1,898
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	9,950	10,405
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Local or Guaranteed Housing	4.000%	3/1/48	4,815	4,798
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	15,690	15,748
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.450%	9/1/23	775	767
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	819
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,010
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	451
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	848
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	814
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	758
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	778
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	793
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	678
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	712
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	767
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	747
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,770	1,779
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	955	935
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	2,150	2,066
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	942
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.010%	12/2/24	4,695	4,675
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,099
					533,564
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	120
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	121
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	122
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	98
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	187
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	232
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	127
	Lincoln County WY Resource Recovery Revenue VRDO	3.770%	5/1/23	100	100
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	31,857
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	1,085	1,069
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,010	3,251
					37,284
Total Tax-Exempt Municipal Bonds (Cost $31,477,811)					30,757,281
129

Limited-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[21]	Vanguard Municipal Cash Management Fund (Cost $344,901)	3.603%	3,448,698	344,904
Total Investments (100.5%) (Cost $31,822,712)				31,102,185
Other Assets and Liabilities—Net (-0.5%)				(139,668)
Net Assets (100%)				30,962,517
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $2,122,336,000, representing 6.9% of net assets.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Securities with a value of $6,633,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
15	Security value determined using significant unobservable inputs.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
18	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
19	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
130

Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	3,022	623,028	4,994

Short Futures Contracts
5-Year U.S. Treasury Note	June 2023	(2,598)	(285,110)	(6,334)
				(1,340)
See accompanying Notes, which are an integral part of the Financial Statements.
131

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $31,477,811)	30,757,281
Affiliated Issuers (Cost $344,901)	344,904
Total Investments in Securities	31,102,185
Investment in Vanguard	1,101
Cash	10,258
Receivables for Investment Securities Sold	39,532
Receivables for Accrued Income	354,158
Receivables for Capital Shares Issued	37,642
Other Assets	461
Total Assets	31,545,337
Liabilities
Payables for Investment Securities Purchased	528,713
Payables for Capital Shares Redeemed	35,268
Payables for Distributions	17,277
Payables to Vanguard	1,179
Variation Margin Payable—Futures Contracts	383
Total Liabilities	582,820
Net Assets	30,962,517
At April 30, 2023, net assets consisted of:

Paid-in Capital	32,014,862
Total Distributable Earnings (Loss)	(1,052,345)
Net Assets	30,962,517

Investor Shares—Net Assets
Applicable to 90,494,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	971,306
Net Asset Value Per Share—Investor Shares	$10.73

Admiral Shares—Net Assets
Applicable to 2,794,207,346 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,991,211
Net Asset Value Per Share—Admiral Shares	$10.73
See accompanying Notes, which are an integral part of the Financial Statements.
132

Limited-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	355,079
Total Income	355,079
Expenses
The Vanguard Group—Note B
Investment Advisory Services	748
Management and Administrative— Investor Shares	815
Management and Administrative— Admiral Shares	11,644
Marketing and Distribution— Investor Shares	38
Marketing and Distribution— Admiral Shares	845
Custodian Fees	161
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	7
Other Expenses	96
Total Expenses	14,403
Expenses Paid Indirectly	(160)
Net Expenses	14,243
Net Investment Income	340,836
Realized Net Gain (Loss)
Investment Securities Sold[1]	(64,090)
Futures Contracts	2,628
Realized Net Gain (Loss)	(61,462)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	820,788
Futures Contracts	(2,251)
Change in Unrealized Appreciation (Depreciation)	818,537
Net Increase (Decrease) in Net Assets Resulting from Operations	1,097,911
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,763,000, less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	340,836	523,539
Realized Net Gain (Loss)	(61,462)	(198,305)
Change in Unrealized Appreciation (Depreciation)	818,537	(2,148,146)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,097,911	(1,822,912)
Distributions
Investor Shares	(11,063)	(18,063)
Admiral Shares	(328,674)	(505,068)
Total Distributions	(339,737)	(523,131)
Capital Share Transactions
Investor Shares	(199,354)	(276,736)
Admiral Shares	(874,294)	(5,130,321)
Net Increase (Decrease) from Capital Share Transactions	(1,073,648)	(5,407,057)
Total Increase (Decrease)	(315,474)	(7,753,100)
Net Assets
Beginning of Period	31,277,991	39,031,091
End of Period	30,962,517	31,277,991

See accompanying Notes, which are an integral part of the Financial Statements.
133

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.47	$11.17	$11.20	$11.07	$10.77	$10.97
Investment Operations
Net Investment Income[1]	.113	.149	.141	.188	.209	.191
Net Realized and Unrealized Gain (Loss) on Investments	.260	(.698)	(.029)	.130	.300	(.200)
Total from Investment Operations	.373	(.549)	.112	.318	.509	(.009)
Distributions
Dividends from Net Investment Income	(.113)	(.151)	(.142)	(.188)	(.209)	(.191)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.113)	(.151)	(.142)	(.188)	(.209)	(.191)
Net Asset Value, End of Period	$10.73	$10.47	$11.17	$11.20	$11.07	$10.77
Total Return[2]	3.57%	-4.95%	1.00%	2.90%	4.76%	-0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$971	$1,143	$1,506	$1,326	$1,333	$1,453
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.14%	1.37%	1.26%	1.69%	1.90%	1.76%
Portfolio Turnover Rate	30%	65%	37%	31%	21%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.47	$11.17	$11.20	$11.07	$10.77	$10.97
Investment Operations
Net Investment Income[1]	.118	.158	.150	.196	.218	.200
Net Realized and Unrealized Gain (Loss) on Investments	.260	(.699)	(.029)	.131	.300	(.200)
Total from Investment Operations	.378	(.541)	.121	.327	.518	—
Distributions
Dividends from Net Investment Income	(.118)	(.159)	(.151)	(.197)	(.218)	(.200)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.118)	(.159)	(.151)	(.197)	(.218)	(.200)
Net Asset Value, End of Period	$10.73	$10.47	$11.17	$11.20	$11.07	$10.77
Total Return[2]	3.61%	-4.87%	1.08%	2.98%	4.84%	0.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,991	$30,135	$37,525	$31,153	$27,720	$24,649
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.22%	1.46%	1.34%	1.77%	1.98%	1.84%
Portfolio Turnover Rate	30%	65%	37%	31%	21%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.
134

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
135

Limited-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,101,000, representing less than 0.01% of the fund’s net assets and 0.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $160,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
136

Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	30,740,081	17,200	30,757,281
Temporary Cash Investments	344,904	—	—	344,904
Total	344,904	30,740,081	17,200	31,102,185
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,994	—	—	4,994
Liabilities
Futures Contracts[1]	6,334	—	—	6,334
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,826,070
Gross Unrealized Appreciation	74,057
Gross Unrealized Depreciation	(799,282)
Net Unrealized Appreciation (Depreciation)	(725,225)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $266,293,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2023, the fund purchased $8,990,339,000 of investment securities and sold $9,474,584,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $338,825,000 and sales were $545,865,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	133,349	12,497	492,537	45,441
Issued in Lieu of Cash Distributions	9,022	842	14,659	1,358
Redeemed	(341,725)	(32,015)	(783,932)	(72,419)
Net Increase (Decrease)—Investor Shares	(199,354)	(18,676)	(276,736)	(25,620)
Admiral Shares
Issued	6,465,276	604,989	14,478,771	1,338,913
Issued in Lieu of Cash Distributions	228,032	21,283	361,778	33,528
Redeemed	(7,567,602)	(709,105)	(19,970,870)	(1,854,167)
Net Increase (Decrease)—Admiral Shares	(874,294)	(82,833)	(5,130,321)	(481,726)
137

Limited-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
138

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Limited-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
139

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Limited-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
140

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q312 062023

Semiannual Report   |   April 30, 2023
Vanguard Intermediate-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	207
Liquidity Risk Management	208

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,066.80	$0.87
Admiral™ Shares	1,000.00	1,067.30	0.46
Based on Hypothetical 5% Yearly Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Intermediate-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2023
New York	14.0%
Texas	9.9
California	9.4
Illinois	6.4
Pennsylvania	5.5
Florida	4.6
New Jersey	4.0
Georgia	3.4
Michigan	3.1
Washington	2.8
Ohio	2.8
Alabama	2.7
Massachusetts	1.9
Colorado	1.9
Wisconsin	1.8
Virginia	1.5
Arizona	1.5
Maryland	1.5
Kentucky	1.5
Tennessee	1.4
South Carolina	1.4
Puerto Rico	1.3
Nevada	1.2
Connecticut	1.2
Missouri	1.2
Indiana	1.1
Louisiana	1.0
District of Columbia	1.0
Oregon	1.0
Other	8.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
Alabama (2.7%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,106
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,094
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,377
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	4,085
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	7,509
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	8,190	8,389
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,661
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,692
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,145
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,493
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,403
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,463
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,103
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,097
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	820
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	12,310	12,854
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	39,072
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	5,075	5,203
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	3,040	3,075
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,294
	Auburn AL GO	5.000%	8/1/39	2,000	2,247
	Auburn University College & University Revenue	5.000%	6/1/37	2,310	2,508
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,570
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,840
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	6,524
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	777
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	847
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	574
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	401
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	425
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	361
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	506
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	405
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	402
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	600
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,260
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,188
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	4,000	4,337
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,430
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,260
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,638
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,983
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,324
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,772
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,693
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	2,748
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	4,329
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	2,916
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,225
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	78,840	78,944
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,490	8,505
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	2,955	2,953
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	38,102
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	44,940	45,163
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	17,485	17,414
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	14,910	15,873

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	79,690	84,656
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	49,320	53,810
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	71,295	71,534
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	78,405	78,178
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	99,310	96,247
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	89,160	88,902
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	90,460	94,916
[2]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	4.148%	12/1/48	9,500	9,489
[2]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	4/1/53	71,250	68,774
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	529
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	553
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	475
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,552
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,654
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,500	1,670
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,000	1,094
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	875	948
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,591
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	714
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	547
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,096
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	548
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,137
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,102
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,041
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,164
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,168
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,600
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,412
	Huntsville AL GO	5.000%	5/1/24	2,410	2,457
	Huntsville AL GO	5.000%	5/1/25	2,535	2,645
	Huntsville AL GO	5.000%	5/1/26	2,660	2,843
	Huntsville AL GO	5.000%	5/1/34	3,515	3,879
	Huntsville AL GO	5.000%	5/1/35	3,690	4,053
	Huntsville AL GO	5.000%	5/1/35	3,000	3,295
	Huntsville AL GO	5.000%	5/1/36	3,875	4,221
	Huntsville AL GO	5.000%	5/1/36	4,330	4,717
	Huntsville AL GO	5.000%	5/1/36	5,055	5,645
	Huntsville AL GO	5.000%	5/1/37	4,070	4,408
	Huntsville AL GO	5.000%	5/1/37	3,050	3,303
	Huntsville AL GO	5.000%	5/1/37	5,055	5,603
	Huntsville AL GO	5.000%	5/1/38	2,270	2,446
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,563
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,725
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,589
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,506
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,583
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,369
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,471
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,526
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,719
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,735
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,041
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,088
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,631
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	3.900%	5/1/23	1,500	1,500
	Jefferson County AL GO	5.000%	4/1/26	3,610	3,821
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	3,828
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	2,650	2,811
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	6,124
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,719
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,667
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	8,077

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,313
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	7,111
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,498
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,139
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	17,098
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,033
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	857
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,148
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,144
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	83,010	82,999
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,716
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,795
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,651
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,181
	Montgomery AL GO	3.000%	12/1/33	4,780	4,576
	Montgomery AL GO	3.000%	12/1/34	3,415	3,243
	Montgomery AL GO	3.000%	12/1/35	1,500	1,402
	Montgomery AL GO	4.000%	12/1/35	500	523
	Montgomery AL GO	3.000%	12/1/37	1,000	895
	Montgomery AL GO	4.000%	12/1/37	500	510
	Montgomery AL GO	3.000%	12/1/38	1,000	880
	Montgomery AL GO	4.000%	12/1/38	500	506
	Montgomery AL GO	3.000%	12/1/39	1,000	866
	Montgomery AL GO	4.000%	12/1/40	400	399
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	216
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	315
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	202
	Mountain Brook Board of Education GO	3.000%	3/1/39	250	221
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	218
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	421
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,210
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	264,270	264,628
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	35,466
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/29	2,995	3,012
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/30	2,195	2,203
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/31	1,845	1,847
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	12/1/31	455	454
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	12,215	12,116
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	21,300	21,173
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	31,565	34,102
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	19,995	20,835
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	71,340	75,900
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,125
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,252
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,739
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	4,042
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,272
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,421
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,623
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	5,856
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,193
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,285
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	368
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,129
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,710
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,118
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,605
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,167
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	491

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	696
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	909
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	674
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,140
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,179
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,135
[3]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	378
[3]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,717
[3]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,780
[3]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,170
[3]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	822
[3]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,454
[3]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	597
[3]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,175
[3]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	452
[3]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	475
[3]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,204
[3]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,383
[3]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,411
[3]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	998
[3]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,017
					1,899,872
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,859
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	9,610
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,389
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	278
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,598
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,560
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,237
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,141
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,201
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	1,033
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,300
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	1,056
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	1,078
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	991
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,085
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,498
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,786
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	522
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,382
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,460
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,253
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,053
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	887
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,436
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,417
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,628
	Anchorage AK GO	5.000%	9/1/26	6,590	6,916
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,728
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,170
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,272
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,699
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,298
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,291
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,710
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,563
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,185
	Municipality of Anchorage AK GO	4.000%	9/1/33	1,230	1,347
	Municipality of Anchorage AK GO	4.000%	9/1/33	725	794
	Municipality of Anchorage AK GO	4.000%	9/1/34	1,000	1,086
	Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,335
	Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,048
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,024
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	998
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/23	250	250

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,098
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	882
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,455	1,607
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,155
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,825
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,509
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	1,984
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,500	1,472
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,431
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	1,075
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	1,667
					127,157
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/30	300	350
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	500	593
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	500	593
	Arizona Board of Regents College & University Revenue	5.000%	7/1/33	500	598
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	1,190	1,404
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,320	1,536
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,700	1,978
	Arizona Board of Regents College & University Revenue	5.000%	7/1/38	1,300	1,483
	Arizona Board of Regents College & University Revenue	5.000%	7/1/38	1,150	1,312
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,429
	Arizona COP, ETM	5.000%	10/1/27	13,400	14,820
	Arizona COP, ETM	5.000%	10/1/28	11,330	12,823
	Arizona COP, ETM	5.000%	10/1/29	17,350	20,056
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,683
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,978
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	8,385
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,009
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,036
[4,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/4/23	3,600	3,600
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	55	57
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	170	176
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	60	63
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	170	177
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	65	69
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	160	166
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,100
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	70	75
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	190	197
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	477
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	721
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,284
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	70	75
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	200	207
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	932
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	325	348
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	210	218
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	775
[4]	Arizona IDA Charter School Aid Revenue	4.500%	7/1/33	515	506
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	315	336
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	220	228
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,090
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	335	326
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	230	224
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,137
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	370	355
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	240	231
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,006
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	310	293
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	220	208
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,096
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/38	300	292
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	2,060	2,111
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	580
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	977

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	804
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	801
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	809
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	720	639
[4]	Arizona IDA Charter School Aid Revenue	5.250%	7/1/43	275	269
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	595	568
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	136
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	143
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	138
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	674
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	691
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	703
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	717
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	718
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	738
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	748
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,517
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,555
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	439
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	468
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,695	1,938
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	366
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,650	1,918
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	222
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	331
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	460
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,115	1,262
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,900	3,383
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	231
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	360
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	417
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	445
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	401
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	422
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	739
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,622
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,804
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	555
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,580
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,759
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,992
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,964
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,281
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,184
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,295
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,720
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,069
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,637
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,339
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	8,650	10,141
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	431
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	357
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	783
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	362
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	361
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	389
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	260
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	583
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	606
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	841
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	703
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	504
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	3.970%	5/1/23	27,750	27,750
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	978
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	3,221
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	1,693
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	4,550

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	5,285
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	3,900
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	640
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,844
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,681
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	6,175
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/29	10,000	11,168
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/30	2,465	2,795
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/31	6,620	7,563
	Arizona State University College & University Revenue	5.000%	7/1/26	810	868
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	3,818
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	1,940
	Arizona State University College & University Revenue	5.000%	7/1/28	840	915
	Arizona State University College & University Revenue	5.000%	7/1/30	715	731
	Arizona State University College & University Revenue	5.000%	7/1/31	725	756
	Arizona State University College & University Revenue	5.000%	7/1/32	895	932
	Arizona State University College & University Revenue	5.000%	7/1/33	700	729
	Arizona State University College & University Revenue	5.000%	7/1/33	750	764
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,040
	Arizona State University College & University Revenue	5.000%	7/1/34	750	762
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,356
	Arizona State University College & University Revenue	5.000%	7/1/35	605	627
	Arizona State University College & University Revenue	5.000%	7/1/35	750	762
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,383
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,016
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,604
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	28,222
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	766
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	396
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,138
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,881
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	380	383
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	2,735
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	3,832
	Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	2,738
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	9,128
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,683
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,842
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,546
[4]	IDA of the City of Phoenix Charter School Aid Revenue	5.000%	7/1/36	7,540	7,411
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/29	105	105
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/30	125	125
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	360
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	607
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	116
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	158
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	2,925
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,189
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,288
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,796
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	504
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/35	1,100	1,068
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	783
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,398
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	5,289
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,678
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	11,009
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,319
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,706
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,134
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,015	1,121
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	925	1,018
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	8,027
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,219
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,105	1,211
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,079
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,020	1,110

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,398
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	858
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	701
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,681
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,697
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	730
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	3,000	2,941
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,250
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,000	12,671
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	5,068
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,350	7,290
	Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	11,678
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,001
	Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	5,644
	Maricopa County Special Health Care District GO	5.000%	7/1/30	3,200	3,673
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	965	1,106
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,710
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,494
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,107
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,122
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/29	875	959
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/35	1,635	1,767
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/36	2,500	2,685
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,658
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,068
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,278
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,988
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	353
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	291
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	443
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,000	4,275
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,733
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,629
	Northern Arizona University College & University Revenue	5.000%	6/1/40	4,545	4,584
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,507
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	2,000	2,216
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,500	3,863
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,723
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,771
[7,8]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	7,500	9,245
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,621
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	6,789
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,235
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	13,619
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	1,998
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	6,000	6,398
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	1,763
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	5,465
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	14,029
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	4,876
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	3,492
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	12,282
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	7,115
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	9,067
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	13,586
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,152
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	26,218
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	10,558
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	4,484
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	10,654
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	9,211
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,181
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	384
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,393
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	21,210
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	9,156
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,252

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	255
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	10,576
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	370
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	2,500	2,533
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	1,919
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	256
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	732
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	729
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	311
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	724
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	850
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,378
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	545
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	380	363
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	1,510	1,443
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/31	395	375
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,189
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,264
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,985	1,620
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	816
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,352
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,321
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,409
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,696
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,225
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	4,556
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,438
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	24,895
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,914
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	15,420
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	6,623
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	11,397
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	840
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	8,130	9,222
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	8,477
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,572
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,594
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	7,790	8,059
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	285
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	5,575	5,925
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	22,535	23,354
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,933
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,913
	University of Arizona College & University Revenue	5.000%	8/1/27	940	1,029
	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,120
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,171
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,144
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,331
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,068
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,282
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,276
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,026
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,534
					1,039,053
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,560
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	1,877
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,651
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,630
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,206
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,370
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,194
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,359
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,439

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,942
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,460
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,299
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,085
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,455
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,133
	Arkansas GO	3.000%	10/1/24	6,055	6,054
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	550	538
	Fort Smith School District No. 100 GO, Prere.	4.000%	8/1/23	150	150
[3]	Little Rock School District GO	2.000%	2/1/39	8,420	6,204
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,187
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,506
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,979
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,844
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,401
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,588
	Rogers School District No. 30 GO	3.000%	2/1/31	1,960	1,928
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	2,735
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,522
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,039
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,000	2,021
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	1,860	1,879
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	18,741
	Springdale School District No. 50 GO	3.000%	6/1/32	3,415	3,296
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	599
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	645
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,057
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,018
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	851
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	1,981
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,010
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	889
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,451
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,196
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,062
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,559
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,272
	University of Arkansas College & University Revenue	5.000%	4/1/37	1,930	2,209
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,020	2,057
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,205	2,245
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,210	3,269
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,355	3,416
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,565	2,612
					125,670
California (9.3%)
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,114
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,571
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	824
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	659
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,764
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	790
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,188
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	7,228
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	4,111
	Antelope Valley Community College District GO	0.000%	8/1/34	1,200	798
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	583
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	628
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,921
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	26,351
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	41,550
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	15,000	15,329
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	15,227
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	62,923
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,125	18,943
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	52,795
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	35,135	34,579
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,086

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.160%	4/1/56	10,000	9,783
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.270%	4/1/56	12,000	11,680
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	4/1/45	13,500	13,500
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.110%	4/1/36	1,605	1,624
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,335
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,693
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	71,610	76,209
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	21,600	22,915
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	56,105	56,676
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	57,205	57,568
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	67,980	68,562
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	8,509
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	647
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	554
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,828
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	81
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,575
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,168
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	11,685	13,991
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	24,205	28,982
	California GO	5.000%	11/1/25	20,000	20,587
	California GO	5.000%	4/1/26	33,005	35,141
	California GO	5.000%	10/1/26	2,750	2,963
	California GO	5.000%	10/1/26	10,000	10,776
	California GO	4.000%	3/1/27	795	833
	California GO	5.000%	4/1/27	42,620	46,442
	California GO	5.000%	4/1/27	13,085	14,258
	California GO	3.500%	8/1/27	21,000	21,598
	California GO	5.000%	10/1/27	23,000	25,355
	California GO	5.000%	4/1/28	13,190	14,710
	California GO	5.000%	8/1/28	1,260	1,388
	California GO	5.000%	9/1/28	18,000	20,265
	California GO	5.000%	10/1/28	5,250	5,922
	California GO	5.000%	10/1/28	5,350	6,034
	California GO	5.000%	11/1/28	7,770	8,607
	California GO	5.000%	11/1/28	29,660	33,518
	California GO	5.000%	11/1/28	21,450	24,240
	California GO	5.000%	12/1/28	9,635	10,909
	California GO	5.000%	4/1/29	1,450	1,654
	California GO	5.000%	4/1/29	15,215	17,356
	California GO	5.000%	9/1/29	1,830	1,980
	California GO	5.000%	9/1/29	7,030	7,606
	California GO	5.000%	9/1/29	12,340	14,194
	California GO	5.000%	10/1/29	10,000	10,303
	California GO	5.000%	10/1/29	55,675	64,142
	California GO	5.000%	10/1/29	16,900	19,470
	California GO	5.000%	11/1/29	5,000	5,770
	California GO	5.000%	4/1/30	4,910	5,603
	California GO	5.000%	4/1/30	6,320	7,351
	California GO	5.000%	4/1/30	1,000	1,163
	California GO	5.000%	5/1/30	30,000	30,641
	California GO	4.000%	8/1/30	12,400	12,902
	California GO	5.000%	8/1/30	15,000	16,194
	California GO	5.000%	8/1/30	10,000	10,796
	California GO	5.000%	9/1/30	16,075	18,840
	California GO	5.000%	10/1/30	1,485	1,743
	California GO	5.000%	10/1/30	3,275	3,844
	California GO	5.000%	11/1/30	29,030	34,127
	California GO	3.500%	12/1/30	7,500	7,533
	California GO	5.000%	3/1/31	2,665	3,091
	California GO	5.000%	4/1/31	10,640	12,585
	California GO	5.000%	10/1/31	24,000	24,728
	California GO	5.000%	11/1/31	10,000	11,088
	California GO	5.000%	11/1/31	2,140	2,511
	California GO	5.000%	4/1/32	26,035	29,659

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/32	5,855	7,041
[3]	California GO	5.250%	8/1/32	5,560	6,768
	California GO	5.000%	9/1/32	15,000	15,092
	California GO	5.000%	10/1/32	7,690	8,840
	California GO	4.000%	11/1/32	4,805	5,055
	California GO	5.000%	4/1/33	12,000	13,658
	California GO	4.000%	8/1/33	26,000	26,898
	California GO	5.000%	8/1/33	14,000	15,085
	California GO	4.000%	9/1/33	26,050	26,964
	California GO	3.000%	10/1/33	9,000	8,853
	California GO	5.000%	10/1/33	6,000	6,178
	California GO	3.000%	11/1/33	2,620	2,577
	California GO	4.000%	8/1/34	5,030	5,193
	California GO	5.000%	8/1/34	4,190	4,505
	California GO	5.000%	9/1/34	1,655	1,782
	California GO	3.000%	10/1/34	22,375	21,890
	California GO	5.000%	10/1/34	10,000	10,285
	California GO	3.000%	11/1/34	3,200	3,126
	California GO	5.000%	11/1/34	7,770	9,040
	California GO	5.000%	11/1/34	2,590	3,013
	California GO	5.000%	12/1/34	1,550	1,659
	California GO	5.000%	4/1/35	6,435	7,263
	California GO	5.000%	4/1/35	8,750	9,806
	California GO	5.000%	8/1/35	5,000	5,225
	California GO	4.000%	9/1/35	10,000	10,287
	California GO	5.000%	9/1/35	3,115	3,703
	California GO	3.000%	10/1/35	61,285	58,551
	California GO	5.000%	10/1/35	2,500	2,995
	California GO	3.000%	11/1/35	2,300	2,196
	California GO	4.000%	11/1/35	2,090	2,221
	California GO	5.000%	11/1/35	22,035	25,419
	California GO	4.000%	3/1/36	28,680	30,239
	California GO	5.000%	9/1/36	2,000	2,134
	California GO	3.000%	10/1/36	6,015	5,630
	California GO	4.000%	10/1/36	2,590	2,737
	California GO	5.000%	12/1/36	1,000	1,143
	California GO	3.000%	10/1/37	6,800	6,280
	California GO	5.000%	10/1/37	7,000	8,044
	California GO	5.000%	11/1/37	8,660	10,092
	California GO	4.000%	3/1/38	4,930	5,074
	California GO	5.000%	10/1/39	2,250	2,598
	California GO	4.000%	11/1/40	1,825	1,863
	California GO	4.000%	10/1/41	25,760	26,247
	California GO	4.000%	4/1/42	5,000	5,095
	California GO	5.000%	4/1/42	6,000	6,430
	California GO	5.000%	9/1/42	12,540	14,248
	California GO	5.000%	10/1/42	45,565	49,767
	California GO	5.000%	10/1/42	10,000	11,435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,489
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,921
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,287
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,536
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,399
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,509
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,456
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,698
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,311
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,266
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,669
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,140
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	35,135
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,826
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	991
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,829
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	5,146
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	13,285	14,719

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,930	42,126
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	3,500	3,512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	44,665
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	37,875	43,265
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	38,350	40,296
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	21,626	21,583
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,313	6,384
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	82,011	80,865
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	43,463	41,155
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	49,009	44,727
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	36,000	35,990
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	3,000	3,009
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,472
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,259
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	5,500	5,437
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	12/1/50	3,600	3,499
[3]	California Municipal Finance Authority COP	5.250%	11/1/35	1,220	1,376
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,847
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc. Obligated Group)	2.125%	11/15/26	275	250
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,565	1,473
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	15,670	4,038
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,282
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	925
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,523
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/26	7,900	8,570
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,467
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	6,550	7,258
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,275
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/28	1,000	1,132
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	16,586
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	7,170
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	10,700	12,391
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	7,000	8,181
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	5,500	6,533
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	16,875	20,164
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	7,000	8,301
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	13,250	15,684
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/34	1,500	1,766
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	16,750	19,759
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	6,991
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	17,500	20,537
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	10,230	11,854
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	3,935
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	3,700	3,705
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,560	3,030
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	4,675	5,515
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	4,875	5,721
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	15,458
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,125	3,225
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,744
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	3,030	3,117
	California State University College & University Revenue	5.000%	11/1/28	3,570	3,845
	California State University College & University Revenue	5.000%	11/1/30	8,400	9,219
	California State University College & University Revenue	5.000%	11/1/30	2,025	2,180
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,534
	California State University College & University Revenue	5.000%	11/1/32	2,555	2,801
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,763
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,052
	California State University College & University Revenue	5.000%	11/1/34	10,270	11,221
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,960
	California State University College & University Revenue	5.000%	11/1/35	4,645	5,292
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,712
	California State University College & University Revenue	5.000%	11/1/36	7,165	8,100
	California State University College & University Revenue	5.000%	11/1/37	9,290	9,762

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/38	10,000	11,183
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,356
	California State University College & University Revenue	5.000%	11/1/41	12,445	13,085
	California State University College & University Revenue, Prere.	5.000%	11/1/24	500	516
	California State University College & University Revenue, Prere.	5.000%	11/1/24	530	547
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	21,915
	California State University College & University Revenue, Prere.	5.000%	11/1/24	19,590	20,203
	California State University College & University Revenue, Prere.	5.000%	11/1/24	23,690	24,431
	California State University College & University Revenue, Prere.	5.000%	11/1/24	24,505	25,272
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,835	10,143
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,280	4,414
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	4,840	4,463
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,301
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,105
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,062
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,125
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,609
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,108
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,043
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,000	995
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,002
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,000	3,145
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,285
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,930	41,044
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,285	24,314
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	17,915	20,465
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,026
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,038
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,036
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,063
	Cerritos Community College District GO	0.000%	8/1/28	1,000	860
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,490
	Cerritos Community College District GO	0.000%	8/1/31	1,000	777
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,292
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,888
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,518
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,000	7,031
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	15,000	15,067
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	17,000	17,075
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	110	110
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,277
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,043
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	842
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,470
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,375
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	1,001
[3]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,785
[3]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,815
[3]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,806
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,086
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,157
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,315
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,386
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,452
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,521
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,473
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,681
[9]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,308
	Concord CA COP	2.125%	4/1/41	2,275	1,608
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,009
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,013
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,018
[3]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/40	2,565	2,689
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,430	20,039
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,380	7,045
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,945	3,700

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,221
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	8,263
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,255	2,207
	Desert Community College District GO	4.000%	8/1/38	655	665
	Desert Community College District GO	4.000%	8/1/40	500	504
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,439
[3]	Downey Unified School District GO	2.000%	8/1/38	1,080	805
[3]	Downey Unified School District GO	2.000%	8/1/39	1,005	731
[3]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,811
[3]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,156
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,206
	East Side Union High School District GO	2.000%	8/1/33	6,695	5,980
[3]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,784
	East Side Union High School District GO	2.000%	8/1/34	8,120	7,191
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,471
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,505	5,700
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	225	234
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	315	327
[2]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	3.960%	7/1/46	4,000	3,983
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,778
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,312
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,157
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,311
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	779
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,020
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	780
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,215
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,202
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,854
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,445
	Fairfield CA Water Revenue	5.000%	4/1/42	5,000	5,290
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,834
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,622
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,894
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,668
[9]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,418
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/32	9,280	7,002
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	834
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	615
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,064
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	2,021	2,098
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	2,119
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	22,098
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,269
	Fresno Unified School District GO	4.000%	8/1/34	450	475
	Fresno Unified School District GO	4.000%	8/1/35	300	313
	Fresno Unified School District GO	3.000%	8/1/36	1,000	923
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,192
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	5,287
[7]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	4,290
[7]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,521
[7]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	212
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,605
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,498
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	45,858
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	11,266
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	4,445	5,035
	Grossmont Healthcare District GO	4.000%	7/15/40	26,000	25,812
[3]	Hayward Unified School District GO	5.000%	8/1/28	2,720	2,792
[3]	Hayward Unified School District GO	5.000%	8/1/28	3,795	3,895
[3]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,638
[1]	Imperial Community College District GO	0.000%	8/1/30	2,020	1,559
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,887
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,081
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,057
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,261

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Kern Community College District GO	0.000%	11/1/26	10,210	9,179
	Kern Community College District GO	3.000%	8/1/40	3,030	2,606
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,083
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,389
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,318
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,699
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	3,125	3,210
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	340	342
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	172
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	253
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	341
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	1,000	1,136
[7]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,979
[7]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,342
[7]	Long Beach Unified School District GO	0.000%	8/1/33	3,145	2,259
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,653
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	9,121
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	21,274
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,261
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	25,522
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,140	3,219
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	11,728
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,104
	Los Angeles CA Unified School District GO	3.000%	7/1/35	3,355	3,157
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	17,000	18,740
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	6,923
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,725	4,999
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	27,955
	Los Angeles CA Unified School District GO	4.000%	7/1/37	3,000	3,117
	Los Angeles CA Unified School District GO	4.000%	7/1/37	4,625	4,838
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,624
	Los Angeles CA Unified School District GO	4.000%	7/1/38	6,000	6,174
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	4,689
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	10,109
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,650
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,101
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,062
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,281
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,187
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,347
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	9,340
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	10,044
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	17,721
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	20,889
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,817
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	16,385
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	20,354
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	4,075	4,461
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	11,691
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	10,455
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,791
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	23,695	25,687
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	760
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	18,499
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,636
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	4,596
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	17,448
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	22,232
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	9,960	11,476
	Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/34	7,655	9,129
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,195	1,395
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	9,322
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,029
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	2,400	2,764
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	865	869
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5,575	6,318

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5,965	6,733
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	2,500	2,809
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/28	3,630	4,140
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/29	5,745	6,697
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	14,765	17,369
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,199
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	500	610
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,218
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	550	670
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	10,000	11,529
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	735	886
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	2,750
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,457
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,160
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,443
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	870	930
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	8,107
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,042
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	400	422
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,134
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	10,950
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	5,208
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,500	1,568
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	21,332
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	5,377
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,060
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	27,000	27,565
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,549
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	11,048
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	3,064
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,236
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	5,250	6,084
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,000	2,328
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,000	3,431
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,000	4,635
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,169
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	5,929
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	3,382
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,832
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	42,560	47,342
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	9,000	10,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,242
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,518
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,850	9,869
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,500	5,048
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,303
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,000	6,795
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	24,992
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	40,312
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	17,544
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	19,076
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,946
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	821
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,591
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	11,954
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	7,075	7,810
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,255	1,286
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,284
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,726
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,714
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,915
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	20,086
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	6,505	7,617
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	23,772
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	10,000	11,612
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	18,989
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	12,109

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	14,215	16,412
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	9,000	10,305
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	14,070	15,984
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	32,290	35,879
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	18,718
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	2,285	2,432
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	2,120	2,214
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	38,738
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,633
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,904
	Los Angeles Unified School District GO	4.000%	7/1/38	7,905	8,175
	Los Angeles Unified School District GO	4.000%	7/1/39	6,000	6,137
	Los Angeles Unified School District GO	4.000%	7/1/40	4,670	4,730
	Los Angeles Unified School District GO	4.000%	7/1/41	2,400	2,418
	Los Rios Community College District GO	4.000%	8/1/25	800	822
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,003
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,066
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,404
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	1,065	1,213
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	1,145	1,335
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/34	1,500	1,829
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	11,246
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	4,700	4,684
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	5,500	5,481
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/47	5,500	5,481
	Milpitas Unified School District GO	2.000%	8/1/40	3,130	2,240
[11]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,329
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	3,006
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,306
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	16,608
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	2,655	2,660
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	5,130	5,140
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	10,067
[3]	Oak Park Unified School District GO	0.000%	8/1/28	1,050	888
[3]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,008
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,285	1,363
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,221
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	2,525	2,620
[3]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	8,504
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,568
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,425	4,472
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	11,173
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	11,271
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	13,877
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/31	2,460	2,523
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/34	1,800	1,842
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,946
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	17,637
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	16,462
[7]	Palomar Health GO	0.000%	8/1/30	7,000	5,469
[7]	Palomar Health GO	0.000%	8/1/32	9,300	6,717
	Palomar Health GO	4.000%	8/1/34	5,725	5,775
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,406
	Peralta Community College District GO	5.000%	8/1/27	7,605	8,387
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,063
	Peralta Community College District GO	5.000%	8/1/28	9,110	10,290
	Peralta Community College District GO	5.000%	8/1/29	10,745	12,393
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,208
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,294
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,418
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	889
	Pleasanton Unified School District GO	4.000%	8/1/40	600	611
	Pleasanton Unified School District GO	4.000%	8/1/41	1,000	1,014

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,322
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,324
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,129
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,138
[3]	Poway Unified School District GO	0.000%	8/1/31	10,000	7,785
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,442
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,357
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,833
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	15,860	15,955
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,046
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,220
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,298
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	7,090
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,575	10,128
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	12,070	12,767
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	3,495	3,697
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,492
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,197
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,208
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,131
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,045	4,156
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,458
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,178
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	1,085
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,623
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,062
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	3,966
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,463
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,788
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,644
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,805
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	7,377
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	185	185
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,440
[3]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,580
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	289
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	363
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	167
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	213
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/36	500	515
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,709
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,012
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	1,817
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,054
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,530
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	6,237
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,855
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,194
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,169
[3]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,185
[3]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,326
[3]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,406
[3]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,960
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	105	105
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	2,555	2,686
	San Diego CA Unified School District GO	0.000%	7/1/30	11,270	9,158
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	622
	San Diego CA Unified School District GO	0.000%	7/1/37	1,000	592
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	2,924
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	867
	San Diego Community College District GO	0.000%	8/1/31	3,000	1,878
	San Diego Community College District GO	0.000%	8/1/32	5,000	2,939
[11]	San Diego Community College District GO, 6.230% coupon rate effective 8/1/32	0.000%	8/1/41	18,000	10,279
	San Diego Community College District GO, Prere.	5.000%	8/1/23	110	110
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	861
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	586

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,130
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	625	745
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,448
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,544
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,520
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	875	929
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,443
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,186
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	875	916
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,543
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,568
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,529
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,675	1,886
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,878
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,000	1,175
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	1,949
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,137
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	2,072
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	1,030
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,364
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	9,655	10,411
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/40	2,750	3,055
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	9,294
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	17,170
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	13,683
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	13,044
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,934
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	12,784
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,690
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,183
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,766
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,137
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,849
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,945
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,033
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,128
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,032
	San Francisco CA City & County GO	5.000%	6/15/29	4,350	5,029
	San Francisco CA City & County GO	4.000%	6/15/36	7,230	7,614
	San Francisco CA City & County GO	4.000%	6/15/38	7,820	8,155
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,276
	San Francisco CA City & County GO	4.000%	6/15/39	8,130	8,447
	San Francisco CA City & County GO	4.000%	6/15/39	2,945	3,060
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,354
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,567
	San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,159
	San Francisco CA City & County GO	4.000%	6/15/41	2,455	2,520
	San Francisco CA City & County GO	4.000%	6/15/41	3,795	3,895
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	8,566
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,992
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,185	7,818
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,255	22,568
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	11,357
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	15,939
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	3,000	3,553
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	12,325
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	4,000	4,631
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	19,000	21,285
[4]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/23	11,500	11,500
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	70,000	65,464
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,357
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,237

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	10,119
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,166
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,125	1,312
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,159
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,060	1,229
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,144
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,144
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,141
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	12,000	12,894
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,551
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	2,947
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,279
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	2,824
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,375
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	3,565
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	3,836
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	2,821
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,047
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,000	2,035
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,822
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,094
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,182
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,552
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,541
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	3,947
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	3.000%	6/1/23	125	125
[9]	San Jose Unified School District GO	0.000%	8/1/30	3,775	3,065
	San Lorenzo Unified School District GO	4.000%	8/1/35	300	314
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	395
	San Lorenzo Unified School District GO	4.000%	8/1/39	675	685
	San Lorenzo Unified School District GO	4.000%	8/1/41	485	488
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,615
	San Mateo Foster City School District GO	3.000%	8/1/39	555	494
	San Mateo Foster City School District GO	3.000%	8/1/39	555	494
	San Mateo Foster City School District GO	3.000%	8/1/40	560	490
	San Mateo Foster City School District GO	3.000%	8/1/41	500	432
	San Mateo Foster City School District GO	3.000%	8/1/41	585	505
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,709
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/28	2,000	2,233
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,133
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,888
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,783
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,577
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	3,385	3,400
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	1,080	1,085
[9]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,698
[9]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,724
	Santa Barbara Unified School District GO, Prere.	5.250%	8/1/23	115	116
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,811
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	4,912
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	3,898
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,520
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	10,018
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,667
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	10,023
	Santa Clara Unified School District GO	3.000%	7/1/32	25	25
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	5,724
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,280
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,043
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,079
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,053
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,043
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,564
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,564
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,970
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,227
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,244

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	10,472
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,168
[10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	9,840
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,598
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,440
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,583
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,189
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	5,998
[9]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	4,978
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,112
[3]	Simi Valley Unified School District GO	0.000%	8/1/30	3,000	2,379
	Sonoma County Junior College District GO	5.000%	8/1/41	3,000	3,161
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	6/1/37	750	840
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	6/1/39	1,000	1,111
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,725
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	474
	Stockton Unified School District COP	5.000%	2/1/34	2,295	2,503
[3]	Stockton Unified School District GO	4.000%	8/1/38	1,230	1,276
[3]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,477
[3]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,416
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,366
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	661
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,174
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,721
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,022
[9]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,436
[9]	Union Elementary School District GO	0.000%	9/1/28	4,625	3,963
[9]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,377
	University of California College & University Revenue	5.000%	5/15/27	5,100	5,352
	University of California College & University Revenue	5.000%	5/15/28	17,945	17,956
	University of California College & University Revenue	5.000%	5/15/28	5,550	5,822
	University of California College & University Revenue	5.000%	5/15/28	12,500	13,103
	University of California College & University Revenue	5.000%	5/15/29	19,020	19,921
	University of California College & University Revenue	5.000%	5/15/29	1,750	2,018
	University of California College & University Revenue	5.000%	5/15/30	4,450	5,238
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,283
	University of California College & University Revenue	5.000%	5/15/31	3,550	4,271
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,765
	University of California College & University Revenue	5.000%	5/15/32	3,500	4,274
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,497
	University of California College & University Revenue	5.000%	5/15/33	1,500	1,867
	University of California College & University Revenue	4.000%	5/15/34	28,825	30,152
	University of California College & University Revenue	4.000%	5/15/34	17,000	17,204
	University of California College & University Revenue	5.000%	5/15/34	5,625	6,328
	University of California College & University Revenue	5.000%	5/15/34	7,000	8,214
	University of California College & University Revenue	5.000%	5/15/34	2,100	2,550
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,898
	University of California College & University Revenue	5.000%	5/15/35	6,025	6,739
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,359
	University of California College & University Revenue	5.000%	5/15/35	3,000	3,608
	University of California College & University Revenue	5.000%	5/15/35	2,000	2,453
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,659
	University of California College & University Revenue	5.000%	5/15/36	9,010	10,010
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,454
	University of California College & University Revenue	5.000%	5/15/36	7,500	8,894
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,415
	University of California College & University Revenue	4.000%	5/15/37	12,000	12,501
	University of California College & University Revenue	5.000%	5/15/37	6,640	7,307
	University of California College & University Revenue	5.000%	5/15/37	10,000	11,707
	University of California College & University Revenue	5.000%	5/15/37	2,120	2,525
	University of California College & University Revenue	5.000%	5/15/37	4,500	5,359
	University of California College & University Revenue	4.000%	5/15/38	12,300	12,724
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,026
	University of California College & University Revenue	5.000%	5/15/38	16,000	18,580
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,180
	University of California College & University Revenue	5.000%	5/15/38	10,095	11,917

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	4.000%	5/15/39	8,370	8,568
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,293
	University of California College & University Revenue	5.000%	5/15/39	3,235	3,727
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,170
	University of California College & University Revenue	5.000%	5/15/39	5,000	5,851
	University of California College & University Revenue	4.000%	5/15/40	17,905	18,150
	University of California College & University Revenue	5.000%	5/15/40	2,695	3,073
	University of California College & University Revenue	4.000%	5/15/41	17,130	17,273
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,891
	University of California College & University Revenue	5.000%	5/15/41	3,175	3,605
	University of California College & University Revenue	5.000%	5/15/41	18,000	20,732
	University of California College & University Revenue	5.000%	5/15/42	2,190	2,471
	University of California College & University Revenue PUT	5.000%	5/15/23	30,485	30,504
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	17,328
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,436
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	5,316
	Ventura County Community College District GO	0.000%	8/1/23	6,155	6,107
	Ventura County Community College District GO	0.000%	8/1/24	8,150	7,838
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,483
	Ventura County Community College District GO	0.000%	8/1/26	8,500	7,745
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,539
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,014
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,014
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,014
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	809
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	696
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	574
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	450
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	6,494
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	7,187
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,744
[9]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,417
[3,8]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	10,606
[9]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,034
[3,8]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,227
[7]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,361
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,524
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	1,982
[9]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	11,496
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	2,405	2,463
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,500	3,584
					6,525,265
Colorado (1.8%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,417
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,663
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,742
	Adams 12 Five Star Schools GO	5.000%	12/15/28	3,000	3,239
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	10,733
	Adams County CO COP	5.000%	12/1/30	600	630
	Adams County CO COP	5.000%	12/1/33	1,040	1,087
	Adams County CO COP	5.000%	12/1/34	790	823
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	10,000	11,188
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,000	3,398
	Aurora CO COP	5.000%	12/1/31	845	971
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,000	3,224
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	8,500	9,878
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,316
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	9,249
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,679
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,186
	Broomfield CO City & County Water Revenue	4.000%	12/1/37	2,060	2,125
	Broomfield CO City & County Water Revenue	4.000%	12/1/39	5,055	5,174
	Broomfield CO City & County Water Revenue	4.000%	12/1/40	3,305	3,360
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	626
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	603
	Colorado COP	5.000%	3/15/33	1,350	1,515
	Colorado COP	4.000%	12/15/33	23,200	24,296

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado COP	5.000%	3/15/34	1,385	1,549
Colorado COP	4.000%	12/15/34	16,040	16,679
Colorado COP	5.000%	3/15/35	1,285	1,425
Colorado COP	4.000%	12/15/35	15,500	15,967
Colorado COP	5.000%	3/15/36	2,840	3,120
Colorado COP	6.000%	12/15/36	3,200	3,959
Colorado COP	4.000%	3/15/37	1,870	1,918
Colorado COP	4.000%	6/15/37	1,030	1,052
Colorado COP	3.000%	12/15/37	10,000	8,897
Colorado COP	4.000%	12/15/37	9,540	9,691
Colorado COP	6.000%	12/15/37	10,000	12,287
Colorado COP	4.000%	3/15/38	2,760	2,816
Colorado COP	4.000%	6/15/38	1,345	1,369
Colorado COP	6.000%	12/15/38	7,890	9,667
Colorado COP	4.000%	3/15/39	7,135	7,222
Colorado COP	4.000%	3/15/39	5,765	5,856
Colorado COP	4.000%	6/15/39	1,020	1,034
Colorado COP	4.000%	12/15/39	10,755	10,907
Colorado COP	4.000%	6/15/40	1,320	1,327
Colorado COP	4.000%	6/15/41	1,300	1,303
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,969
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,940
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,733
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	126
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	200	174
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	903
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,056
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	2,148
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	2,075	2,115
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,005
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,517
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	595
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,569
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	739
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,889
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	556
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	885	953
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,226
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,475	10,121
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,394
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,100	4,451
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,180
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	870
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,044
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	545
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	391
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,306
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	5,527
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	771
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	446
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,695
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,466
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,560
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,424
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	835
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	3,500	4,118
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,133
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,351
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,109
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	3,000	3,585
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,420
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,710
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,106

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,397
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,318
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,046
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,209
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	1,000	1,134
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	7,086
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	818
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/35	1,200	1,343
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,962
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,400	6,769
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,287
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	1,787
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,279
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	19,175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,514
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,901
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,650	1,724
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,718
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,967
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	696
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,050
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	1,048
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	405	353
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	627
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	643
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	730	663
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	760	682
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	698
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	602
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,352
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,842
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,628
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,721
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,000	1,039
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	16,700	17,822
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	22,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	9,145	9,746
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	4,725	5,208
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/3/23	8,875	8,875
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	49,969
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,121
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,536
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,755
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,236
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,296
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,000	3,280
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/49	925	1,000
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	7,560	7,376
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	674
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	719
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	2,195	2,263
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,026
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,450	1,480
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	2,080	2,128
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.820%	5/4/23	5,700	5,700
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	3,000	3,174
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,415	2,471
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,410	2,466
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	5,476
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	12,268
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,591
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	24,940
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	803
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,054
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,207
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,118
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,143

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,531
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	4,496
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	825
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,075
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	617
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,056
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	873
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	14,585
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,078
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,431
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	943
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,728
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,310
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	7,220
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	8,255
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	665
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,639
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,205
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	8,002
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,023
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,134
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	5,942
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,451
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,467
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	647
	Denver CO City & County GO	5.000%	8/1/34	10,000	12,026
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	766
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	732
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	735
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,493
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,459
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/34	1,000	1,078
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,062
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,045
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,569
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	2,030	2,071
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,402
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	646
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	537
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,260
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,128
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,116
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	19,714
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,216
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,417
[2]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.573%	9/1/39	2,600	2,583
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	4,951
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	8,000
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,400
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,553
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,489
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,150
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,886
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,123
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,120
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,143
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,786
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,310
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	869
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	750
	Greeley CO Water Revenue	5.000%	8/1/25	2,770	2,905
	Greeley CO Water Revenue	5.000%	8/1/28	1,125	1,267
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,754
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,786
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	707
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	642
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	695

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,839
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,256
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,359
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	536
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	214
[3]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,732
[3]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	847
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,062
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	19,844
	Jefferson County School District R-1 GO	5.000%	12/15/37	24,580	26,975
	Larimer County CO COP	4.000%	12/1/32	1,000	1,075
	Larimer County CO COP	4.000%	12/1/34	2,740	2,916
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,536
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,662
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,501
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/40	1,350	1,462
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/37	1,750	1,917
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/38	1,050	1,146
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,236
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,993
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	9,087	8,545
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,532
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,046
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,081
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,554
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,117
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,289
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,157
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	5,905	5,734
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,161
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	29,775	35,661
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,177
	Regional Transportation District COP	5.000%	6/1/28	4,370	4,850
	Regional Transportation District COP	5.000%	6/1/29	4,455	5,035
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,383
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	800
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,073
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	646
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	541
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	761
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	598
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	869
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	868
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	1,700	1,720
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,014
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	1,096
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	2,942
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	1,008
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	7,269
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.000%	11/1/40	13,600	13,824
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	561
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	880
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,208
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	7,611
	Thornton CO COP	4.000%	12/1/35	3,940	4,025
	Thornton CO COP	4.000%	12/1/36	4,100	4,139
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	4,490
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,698
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,427
	University of Colorado College & University Revenue	4.000%	6/1/43	1,750	1,753
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,449
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,587
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,709
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	5,656
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,529
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,039
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,294

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,846
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	10,863
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,550
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	9,040
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	233
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	236
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	247
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	258
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	280
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	285
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	316
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	110
	Village Metropolitan District GO	4.150%	12/1/30	925	876
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,874
	Weld County School District No. 6 Greeley GO	4.000%	12/1/35	4,050	4,286
	Weld County School District No. 6 Greeley GO	4.000%	12/1/36	4,200	4,401
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,487
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	2,806
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	6,100	6,663
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	1,370	1,377
	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,870
	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	2,057
	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	3,130
	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,790
[3]	Westminster Public Schools COP	5.000%	12/1/30	635	717
[3]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,903
[3]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,110
[3]	Westminster Public Schools COP	5.000%	12/1/35	775	862
[3]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,337
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/37	3,580	3,687
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/39	2,850	2,893
					1,296,397
Connecticut (1.2%)
	Connecticut GO	5.000%	3/15/24	10,000	10,166
	Connecticut GO	5.000%	5/15/24	4,500	4,590
	Connecticut GO	5.000%	9/1/24	20,000	20,522
	Connecticut GO	5.000%	11/15/24	6,440	6,640
	Connecticut GO	5.000%	11/15/24	10,025	10,336
	Connecticut GO	5.000%	2/15/25	11,830	12,271
	Connecticut GO	5.000%	6/15/25	1,025	1,071
	Connecticut GO	5.000%	6/15/26	2,665	2,784
	Connecticut GO	5.000%	9/1/26	13,170	13,530
	Connecticut GO	5.000%	2/15/27	12,000	13,004
	Connecticut GO	5.000%	3/15/27	9,800	10,186
	Connecticut GO	4.000%	6/1/28	3,000	3,194
	Connecticut GO	5.000%	8/15/28	550	591
	Connecticut GO	4.000%	1/15/29	3,075	3,298
	Connecticut GO	4.000%	6/1/29	6,500	7,012
	Connecticut GO	5.000%	6/15/30	500	581
	Connecticut GO	5.000%	9/15/30	770	899
	Connecticut GO	4.000%	6/1/31	1,850	2,015
	Connecticut GO	5.000%	6/15/31	500	591
	Connecticut GO	5.000%	9/15/31	1,000	1,187
	Connecticut GO	5.000%	6/15/32	500	598
	Connecticut GO	5.000%	9/15/32	325	390
	Connecticut GO	3.000%	1/15/33	12,000	11,872
	Connecticut GO	5.000%	6/15/33	8,000	8,166
	Connecticut GO	5.000%	6/15/33	300	357
	Connecticut GO	5.000%	10/15/33	12,000	12,855
	Connecticut GO	3.000%	1/15/34	2,000	1,970
	Connecticut GO	4.000%	6/15/34	18,000	18,296
	Connecticut GO	5.000%	6/15/34	350	413
	Connecticut GO	5.000%	11/15/34	10,000	10,452
	Connecticut GO	3.000%	1/15/35	9,810	9,510
	Connecticut GO	4.000%	1/15/35	3,885	4,173
	Connecticut GO	4.000%	1/15/35	2,720	2,922
	Connecticut GO	4.000%	3/15/35	27,500	28,065

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	4/15/35	1,000	1,076
	Connecticut GO	5.000%	6/15/35	350	408
	Connecticut GO	5.000%	11/15/35	5,000	5,209
	Connecticut GO	3.000%	1/15/36	8,800	8,248
	Connecticut GO	4.000%	6/1/36	4,000	4,171
	Connecticut GO	4.000%	6/15/36	1,055	1,088
	Connecticut GO	5.000%	6/15/36	350	404
	Connecticut GO	3.000%	1/15/37	6,955	6,360
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,745
	Connecticut GO	4.000%	6/15/37	990	1,011
	Connecticut GO	5.000%	6/15/37	250	286
	Connecticut GO	3.000%	1/15/38	12,025	10,805
	Connecticut GO	4.000%	6/1/38	9,375	9,543
	Connecticut GO	5.000%	6/15/38	400	455
	Connecticut GO	3.000%	1/15/39	11,890	10,525
	Connecticut GO	3.000%	6/1/39	2,500	2,208
	Connecticut GO	4.000%	6/1/39	3,000	3,034
	Connecticut GO	5.000%	6/1/40	750	828
	Connecticut GO	5.000%	6/15/40	500	563
	Connecticut GO	5.000%	6/15/42	600	668
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	2,830	2,743
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,475	4,351
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	1,720	1,695
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/37	190	211
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	3,500	3,958
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	620	713
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	4,035
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	23,871
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,299
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,291
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	16,509
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	2,079
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,840
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	19,984
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,530
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,975
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,870
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	4,000	4,194
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,473
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	4,224
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	8,049
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	4,180	4,316
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	6,634
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	4,590	5,266
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	9,345	9,544
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,784
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,712
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	6,220	6,299
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	8,305	9,378
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	5,581
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,407
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,152
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,171
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	442
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,152
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	549
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,539
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	505
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,184
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,532
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	909
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,511
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	579
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	484
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	467
	Connecticut State Health & Educational Facilities Authority College & University Revenue (Fairfield University)	5.000%	7/1/28	1,025	1,129
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	972

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,669
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	9,135
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,177
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	15,712
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	20,990	20,792
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,630
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	29,147
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,432
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,030
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,574
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,443
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,333
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	2,900	2,959
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,782
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,900	6,242
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,032
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,086
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,850	1,864
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,026
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	4,200	4,180
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,257
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	12,080
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,469
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,405
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,625
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,638
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,388
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,406
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,126
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,275	2,209
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	4,060	3,251
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	937
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,345
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	834
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	473
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	842
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	726
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	834
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	635
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,464
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,218
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,960
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,144
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,184
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/36	405	441
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/39	670	713
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/42	3,660	3,862
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	10,500	10,656
	Metropolitan Council GO	4.000%	9/1/38	4,185	4,254
	Metropolitan Council GO	4.000%	9/1/39	4,220	4,263
	Metropolitan District GO	5.000%	7/15/26	1,000	1,072
	Metropolitan District GO	5.000%	7/15/27	1,640	1,801
	Metropolitan District GO	5.000%	7/15/29	1,845	2,076
	Metropolitan District GO	5.000%	7/15/30	1,360	1,529
	Metropolitan District GO	5.000%	7/15/30	3,575	4,096
	Metropolitan District GO	5.000%	7/15/31	1,520	1,706
	Metropolitan District GO	5.000%	7/15/32	1,765	1,976
	Metropolitan District GO	5.000%	7/15/33	1,325	1,504
	Metropolitan District GO	5.000%	7/15/33	1,000	1,135
	Metropolitan District GO	5.000%	7/15/34	1,425	1,606
	Metropolitan District GO	5.000%	7/15/34	1,000	1,127
	Metropolitan District GO	4.000%	7/15/35	1,880	1,954
	Metropolitan District GO	4.000%	7/15/36	1,425	1,462
	Metropolitan District GO	4.000%	7/15/36	1,200	1,232
	Metropolitan District GO	4.000%	7/15/37	2,030	2,069
	Metropolitan District GO	4.000%	7/15/38	1,115	1,130
	Metropolitan District GO	4.000%	7/15/39	500	505

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan District GO	4.000%	7/15/39	1,050	1,059
[1]	Stratford CT GO	4.000%	1/1/35	3,890	3,974
[1]	Stratford CT GO	4.000%	1/1/36	3,890	3,948
[1]	Stratford CT GO	4.000%	1/1/37	3,890	3,924
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,078
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,051
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,277
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,489
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,474
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,409
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,690
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,185
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,990
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,520
					837,166
Delaware (0.2%)
[4,12]	Affordable Housing Tax Exempt Bond Pass Through Trust	6.000%	10/5/40	19,000	19,000
	Delaware GO	5.000%	2/1/25	2,010	2,086
	Delaware GO	5.000%	1/1/26	2,000	2,121
	Delaware GO	5.000%	2/1/26	3,045	3,236
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/29	270	307
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/30	320	370
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/31	60	70
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/32	485	566
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/33	415	483
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/34	440	511
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/35	310	325
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/36	340	350
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	390	413
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	670	761
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	910	1,074
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	805	967
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	800	961
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,596
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,757
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	7,164
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,256
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,629
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,182
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,318
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,300
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,301
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	7,133
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,499
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,864
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,348
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,717
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/27	4,975	5,472
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/29	4,000	4,596
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	3,195	3,738
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/34	9,960	11,890
	University of Delaware College & University Revenue	5.000%	11/1/33	1,645	1,972
	University of Delaware College & University Revenue	5.000%	11/1/36	510	610
	University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,598
	University of Delaware College & University Revenue	5.000%	11/1/37	550	655
	University of Delaware College & University Revenue	5.000%	11/1/38	535	637
	University of Delaware College & University Revenue	5.000%	11/1/39	850	1,011
	University of Delaware College & University Revenue	5.000%	11/1/40	510	605
	University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,578
	University of Delaware College & University Revenue VRDO	3.700%	5/1/23	100	100
	University of Delaware College & University Revenue VRDO	3.700%	5/1/23	200	200
	University of Delaware College & University Revenue VRDO	3.740%	5/1/23	475	475
	Wilmington DE GO	4.000%	1/1/30	850	927
					128,729

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia (1.0%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,141
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	999
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	957
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,153
District of Columbia College & University Revenue	5.000%	4/1/30	250	278
District of Columbia College & University Revenue	5.000%	4/1/31	250	283
District of Columbia College & University Revenue	4.000%	4/1/32	250	260
District of Columbia College & University Revenue	4.000%	4/1/33	280	291
District of Columbia College & University Revenue	4.000%	4/1/34	300	311
District of Columbia College & University Revenue	4.000%	4/1/35	300	306
District of Columbia College & University Revenue	4.000%	4/1/36	350	352
District of Columbia College & University Revenue	3.000%	4/1/37	1,090	947
District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,541
District of Columbia College & University Revenue	3.000%	4/1/40	635	510
District of Columbia College & University Revenue	3.000%	4/1/41	295	233
District of Columbia GO	5.000%	6/1/25	2,865	2,996
District of Columbia GO	5.000%	6/1/26	3,130	3,348
District of Columbia GO	5.000%	6/1/27	5,615	6,154
District of Columbia GO	5.000%	2/1/28	660	735
District of Columbia GO	5.000%	6/1/28	2,175	2,391
District of Columbia GO	5.000%	2/1/29	865	985
District of Columbia GO	5.000%	6/1/29	1,065	1,173
District of Columbia GO	5.000%	6/1/30	5,450	5,883
District of Columbia GO	5.000%	6/1/31	5,530	5,965
District of Columbia GO	5.000%	6/1/32	9,000	9,596
District of Columbia GO	5.000%	6/1/32	8,395	9,035
District of Columbia GO	5.000%	10/15/32	6,500	7,461
District of Columbia GO	4.000%	6/1/33	7,020	7,323
District of Columbia GO	5.000%	6/1/33	19,325	20,737
District of Columbia GO	5.000%	6/1/34	12,500	13,383
District of Columbia GO	5.000%	6/1/34	5,115	5,600
District of Columbia GO	5.000%	6/1/35	4,500	4,799
District of Columbia GO	5.000%	6/1/35	18,355	19,969
District of Columbia GO	5.000%	6/1/35	1,000	1,088
District of Columbia GO	5.000%	1/1/36	3,500	4,175
District of Columbia GO	4.000%	2/1/36	2,600	2,697
District of Columbia GO	4.000%	2/1/36	900	933
District of Columbia GO	5.000%	6/1/36	4,540	4,814
District of Columbia GO	5.000%	6/1/36	17,555	18,966
District of Columbia GO	5.000%	6/1/36	11,250	12,154
District of Columbia GO	5.000%	6/1/36	1,000	1,099
District of Columbia GO	5.000%	1/1/37	3,650	4,305
District of Columbia GO	4.000%	2/1/37	250	257
District of Columbia GO	4.000%	2/1/37	9,080	9,329
District of Columbia GO	5.000%	6/1/37	3,395	3,649
District of Columbia GO	5.000%	10/15/37	17,475	19,423
District of Columbia GO	5.000%	1/1/38	3,300	3,858
District of Columbia GO	5.000%	6/1/38	11,045	11,837
District of Columbia GO	5.000%	6/1/38	11,485	12,496
District of Columbia GO	5.000%	10/15/38	16,125	17,877
District of Columbia GO	5.000%	1/1/39	3,000	3,483
District of Columbia GO	4.000%	2/1/39	5,000	5,097
District of Columbia GO	5.000%	1/1/40	4,660	5,352
District of Columbia GO	5.000%	6/1/41	12,620	13,133
District of Columbia GO	5.000%	6/1/43	5,055	5,410
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,256
District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,015	993
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,411
District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,170	1,182
District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,620
District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,342
District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,864
District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	6,006
District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	8,054
District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	16,752
District of Columbia Income Tax Revenue	5.000%	12/1/33	9,250	11,203

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	14,788
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	17,471
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	17,764
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,126
	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	9,850
	District of Columbia Income Tax Revenue	3.000%	3/1/38	1,000	898
	District of Columbia Income Tax Revenue	4.000%	5/1/40	740	749
	District of Columbia Income Tax Revenue	5.000%	7/1/40	9,715	10,979
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	2,160
	District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,506
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,341
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,249
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,346
	District of Columbia Water & Sewer Authority Water Revenue	3.000%	10/1/34	1,250	1,224
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	6,190
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,082
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	7,367
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,399
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,849
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,091
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	654
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,855
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,170
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,728
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,532
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,156
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,187
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,026
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,163
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	22,701
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	6,357
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	560
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,013
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,185
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,004
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,127
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	2,760	1,382
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,797
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,644
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,536
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,427
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,306
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,793
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,231
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,102
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,006
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,970
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,969
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	8,160
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	567
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,474
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,045
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,045
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,023
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	505
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,642
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	2,090
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	3,144
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,534
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	761
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,262
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,242
	Washington Metropolitan Area Transit Authority Dedicated Appropriation Revenue	5.000%	7/15/38	1,500	1,734
	Washington Metropolitan Area Transit Authority Dedicated Appropriation Revenue	5.000%	7/15/39	1,360	1,563
	Washington Metropolitan Area Transit Authority Dedicated Appropriation Revenue	5.000%	7/15/40	1,425	1,627
	Washington Metropolitan Area Transit Authority Dedicated Appropriation Revenue	5.000%	7/15/43	10,200	11,494
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	2,400	2,690

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	6,000	6,426
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/35	15,450	16,347
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	4,000	3,735
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	1,750	1,809
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	7,000	7,169
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,500	4,726
					668,034
Florida (4.6%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	404
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	102
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,027
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	615
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,387
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	898
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,361
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	145
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	537
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,062
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,354
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	397
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,600	2,855
[3]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,723
	Bay County School Board COP	5.500%	7/1/42	1,600	1,785
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,020
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,469
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	2,752
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	5,863
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,406
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,329
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	740
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	4,553
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,105
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,658
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	7,841
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,755
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,777
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,852
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	892
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,336
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,484
	Brevard County School District COP	5.000%	7/1/25	1,000	1,002
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,002
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	7,278
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	7,682
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	8,101
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/36	9,900	11,314
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/37	10,390	11,719
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/38	7,500	8,392
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/39	11,400	12,695
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	3,927
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,688
	Broward County FL School District COP	5.000%	7/1/26	15,315	16,332
	Broward County FL School District GO	5.000%	7/1/33	5,605	6,250
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	765
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/40	700	710
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	4,750	4,784
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,408
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	997
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,403
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,210
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,533
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,424
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,045
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	763
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,698
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,139
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,100

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	4,010	4,197
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,043
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	2,380	2,471
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,865	5,014
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,073
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	400	401
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,782
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	305
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	2,794
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,812
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	5,986
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,641
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,298
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	2,852
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	6,644
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,693
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,222
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/34	5,250	5,668
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	7,419
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	5,318
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,448
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	6,042
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,270
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	2,042
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,451
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,017
[3]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,578
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	21,185
[3,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,837
[3,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	3,948
	Coral Springs FL Appropriation Revenue (Municipal Complex Project)	5.000%	9/1/33	1,000	1,060
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	238
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	236
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	321
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,192
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,960
[3]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/34	2,000	2,277
[3]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/35	2,250	2,542
[4]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/1/23	20,005	20,005
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,526
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,773
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,359
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,060
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,080
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,375
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	7,398
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	6,660	7,075
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,308
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	16,637
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,519
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	500	553
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,375	1,574
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,445	1,677
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,520	1,779
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,600	1,867
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,685	1,943
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,765	2,017
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,855	1,903
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,930	1,962
	Florida Department of Management Services COP	4.000%	11/1/34	7,790	8,384
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,769
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,312
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,591
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,193
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,880

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,360
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,798
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,918
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	5,282
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	6,233
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	3,245	3,260
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,240
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	159
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	201
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	860
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	203
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/31	345	339
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/31	325	339
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	3,637
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	435	439
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	460	464
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	425
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,119
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,090	1,126
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	789
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	822
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	1,023
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,660
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	340
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	312
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,225	1,175
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,600	1,665
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,225	2,317
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,640	3,703
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	2,300	2,378
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	850	785
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	2,863
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	2,691
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	2,476
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	2,240
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,600	1,156
	Florida GO	6.000%	6/1/23	7,000	7,015
	Florida GO	5.000%	7/1/26	5,540	5,939
	Florida GO	5.000%	7/1/26	15,845	16,986
	Florida GO	5.000%	7/1/27	5,000	5,351
	Florida GO	5.000%	6/1/28	5,000	5,595
	Florida GO	4.000%	6/1/29	2,700	2,796
	Florida GO	5.000%	6/1/29	15,115	17,284
	Florida GO	4.000%	6/1/30	2,590	2,731
	Florida GO	4.000%	6/1/32	16,000	16,408
	Florida GO	4.000%	6/1/32	45	48
	Florida GO	4.000%	6/1/33	5,570	5,762
	Florida GO	4.000%	6/1/35	4,000	4,143
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,039
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,626
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,026
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,006
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,302
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	433
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	255
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	478
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	359
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,115
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	365
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,112
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	398
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,311
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	677
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	833
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	372
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	888
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	674

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	939
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	551
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	641
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,475
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,091
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,131
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,392
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,726
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,891
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,026
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,784
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,360
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,569
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,258
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	8,365	8,243
	Florida Lottery Revenue	5.000%	7/1/26	3,520	3,765
	Florida Lottery Revenue	5.000%	7/1/26	25,950	27,754
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	1,813
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,103
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,849
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,107
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,435
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,754
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,452
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,635
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,338
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,652
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	9,053
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	5,510
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,477
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	3,095	3,462
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	1,340	1,499
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/31	2,000	2,354
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,767
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	4,893
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,513
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,112
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	232
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	205
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	234
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	378
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	479
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	529
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	555
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	610
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	444
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,664
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,050	3,337
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,484
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,798
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,392
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,487
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,467
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,361
[4]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	3.870%	5/1/23	52,520	52,520
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	671
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/27	135	148
	Gainesville FL Utilities System Revenue Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	730
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	990	991
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	788
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	2,687
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,321
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,127
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,419
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,534
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,212
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,395

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,130
[3]	Hernando County School District COP	5.000%	7/1/27	6,000	6,368
[3]	Hernando County School District COP	5.000%	7/1/31	5,925	6,287
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	332
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	341
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	349
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	353
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	282
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	295
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	234
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	240
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	237
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	935
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/5/23	1,800	1,800
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,377
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,064
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,184
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,660
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,786
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,273
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	30,088
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,363
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	27,175
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,177
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,798
	Hillsborough County School Board COP	5.000%	7/1/27	1,360	1,469
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,419
	Hollywood FL GO	5.000%	7/1/42	3,705	4,091
	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,422
	Jacksonville FL General Fund Revenue	5.000%	10/1/30	3,000	3,493
	Jacksonville FL General Fund Revenue	5.000%	10/1/31	1,240	1,465
	Jacksonville FL General Fund Revenue	5.000%	10/1/32	1,600	1,918
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	2,011
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,141
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,077
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,469
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,148
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,193
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	2,044
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,033
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,796
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,777
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,022
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,270
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,490
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,708
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,933
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,041
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,598
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,093
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	7,919
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	5,556
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	9,236
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,664
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,911
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	7,854
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,114
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	7,963
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,232
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,634
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,190
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,811
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,182
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,288
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,162
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,583
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,187

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,639
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,706
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	16,128
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	8,142
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,789
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,990
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,047
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,697
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	627
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,924
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,638
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,717
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,782
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,046
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,295
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,939
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,555
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,407
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,320
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,027
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	6,937
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,997
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,142
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,754
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,534
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,328
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	23,127
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,578
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,465
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,360
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	6,143
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	995
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,119
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,677
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,388
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,313
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,117
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,227
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,337
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,860
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,026
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,019
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,088
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,096
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,627
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,192
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,281
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	638
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,037
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,488
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,638
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,305
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,444
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,524
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,789
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,049
[3]	Lake County School Board COP	5.000%	6/1/31	5,000	5,155
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/37	1,670	1,697
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	1,185	1,190
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,390
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,387
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,080
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,291
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,869
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,230
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	2,770
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	370	355

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	555	526
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	375	353
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,355	2,244
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.750%	10/1/27	1,710	1,639
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,020
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,114
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,361
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,852
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,016
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,016
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,016
	Lee County School Board COP	5.000%	8/1/27	5,010	5,113
	Lee County School Board COP	5.000%	8/1/28	4,080	4,163
	Lee County School Board COP	5.000%	8/1/34	3,500	3,669
	Lee County School Board COP	5.000%	8/1/35	4,270	4,471
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,410
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	7,950
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,293
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,899
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	6,143
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	3,000	3,207
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,334
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,327
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,017
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,403
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,296
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,304
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,491
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,003
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,273
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,542
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,133
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,995
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,100
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,938
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,391
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,596
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,553
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,673
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,866
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,322
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,437
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,638
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,345
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,512
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,668
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,863
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,076
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	793
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,103
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,340
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	843
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,022
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,035
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,247
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,120
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,295
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,010
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,160
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,520	1,581
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,544
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,325
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,500
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,872
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,248

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,451
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,177
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,580
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,422
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	6,400
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	5,856
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,474
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,526
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,265
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,979
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,257
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,717
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,032
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	629
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,590
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,547
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	627
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	3,959
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,813
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	16,325
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,709
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,760
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	9,088
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	7,154
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/30	12,555	12,997
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/31	11,270	11,650
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,036
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	7,218
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,102
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,300
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	3,447
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,886
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,678
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,234
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,194
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	3,032
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,287
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,312
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,301
	Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,092
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,440
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,602
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,105
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	9,867
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,328
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,261
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,265
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	7,008
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/32	3,285	3,702
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/34	3,150	3,363
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	3,625	4,062
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	4,915	5,508
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/35	3,275	3,454
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/35	5,675	6,333
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/36	3,405	3,557
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/36	5,955	6,588
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/37	3,540	3,659
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	3,195	3,508
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	5,000	5,489
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	4,405	4,806
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	6,565	7,162
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	4,625	5,013
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	6,895	7,473
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/42	7,295	7,250
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/29	2,500	2,648
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/29	5,000	4,065
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	2,155	1,620

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Miami-Dade County FL Recreational Revenue	0.000%	10/1/32	2,890	2,082
Miami-Dade County FL Recreational Revenue	0.000%	10/1/34	2,640	1,736
Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	32,750	16,368
Miami-Dade County FL Recreational Revenue	0.000%	10/1/40	6,610	3,108
Miami-Dade County FL Recreational Revenue	0.000%	10/1/41	4,100	1,827
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	9,558
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,417
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,392
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	7,336
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	10,384
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,500	11,925
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	10,465
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	11,367
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	10,251
Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	2,650	2,445
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,025	8,157
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	3,540
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	11,642
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	5,866
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	18,780
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,146
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	4,775	4,787
Miami-Dade County FL Water Revenue	4.000%	10/1/33	2,040	2,144
Miami-Dade County FL Water Revenue	4.000%	10/1/34	5,260	5,499
Miami-Dade County FL Water Revenue	4.000%	10/1/35	7,000	7,253
Miami-Dade County FL Water Revenue	4.000%	10/1/37	7,765	7,915
Miami-Dade County FL Water Revenue	4.000%	10/1/39	9,325	9,432
Miami-Dade County FL Water Revenue	3.000%	10/1/40	2,395	2,040
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	663
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	559
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,040
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,076
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,044
Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,542
Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,180	3,277
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,290	3,211
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,217
Miami-Dade County School Board COP	5.000%	11/1/26	8,020	8,221
Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,242
Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,285
Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,232
Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,183
Miami-Dade FL County Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,286
Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/43	5,000	5,522
Miami-Dade FL Water & Sewer System Water Revenue	5.000%	10/1/43	7,360	7,848
Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,253
Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	1,086
Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	14,435	14,397
Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	8,335	8,247
Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	12,000	11,856
Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,300	2,324
Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,600	2,627
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,070
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,778
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,276
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,817
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,102
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,875	1,891
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,532
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,101
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,312
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,301
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,800
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,176
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/29	1,000	1,133
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	6,145
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,705

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,957
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,042
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,457
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,048
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,572
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,401
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,920
	Okaloosa County School Board COP	5.000%	10/1/25	595	624
	Okaloosa County School Board COP	5.000%	10/1/27	995	1,093
	Okaloosa County School Board COP	5.000%	10/1/28	1,340	1,504
	Okaloosa County School Board COP	5.000%	10/1/29	3,265	3,741
	Okaloosa County School Board COP	5.000%	10/1/30	2,450	2,858
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	7,175
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,361
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	1,485	1,653
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,451
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,270
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,600
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,262
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,896
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,325
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,525
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	750	877
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,000	1,160
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,790
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,140
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	4,904
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,269
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,115
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,108
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,650
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,530
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,250	2,448
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,250	1,353
	Orange County School Board COP	5.000%	8/1/33	21,500	22,513
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,177
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,307
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,327
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,426
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,439
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,189
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,203
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	5,914
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,285
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,365
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,394
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,170
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,612
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	21,894
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	13,030	13,067
[11]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,116
[11]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,603
[11]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,914
[11]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,342
[11]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,429
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	787
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,062
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	538
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,080
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	643
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,371
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	534
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,578
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	534
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,298
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	852
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,377

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,367
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,320
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	730
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,394
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	726
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,503
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,040
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,237
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,346
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,315
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	664
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	574
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	662
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,141
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	260	283
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,101
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,200
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,627
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	800	852
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,470
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,347
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,376
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	770	806
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,507
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	435	454
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,848
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	400	415
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	400	413
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	380
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	420	432
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	560	573
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,030
	Palm Beach County School District COP	5.000%	8/1/26	2,080	2,224
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,746
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,196
	Palm Beach County School District COP	5.000%	8/1/31	10,660	11,095
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,582
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,489
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,359
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,210
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	747
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,142
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	587
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	547
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,086
	Pasco County School Board COP	5.000%	8/1/24	2,315	2,324
	Pasco County School Board COP	5.000%	8/1/32	3,250	3,860
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/31	4,000	4,614
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/32	4,000	4,666
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/33	4,245	4,969
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/34	5,000	5,800
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/35	5,000	5,742
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/36	4,420	5,020
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,720	1,972
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	1,365	1,559
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,860	2,114
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,490	3,942
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/41	3,000	3,374
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/42	6,330	7,083
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/43	6,680	7,459
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,819
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,834
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,394
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/36	1,665	1,426
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/30	1,485	1,717
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	1,060
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	515

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	255
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	505
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,041
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,048
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,362
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,247
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,288
	Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,233
	Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	10,294
	Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	4,758
	Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	5,370
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	9,615
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,533
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,621
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/39	1,990	2,317
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/40	1,570	1,819
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/41	1,830	2,111
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	14,290
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,595
	School District of Broward County COP	5.000%	7/1/35	5,000	5,834
	School District of Broward County COP	5.000%	7/1/36	12,795	14,768
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/31	275	252
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	630	543
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	348
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,811
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	3,050	2,491
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,333
	South Florida Water Management District COP	5.000%	10/1/26	9,290	9,830
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,590
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,382
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,756
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,300
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,235
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,680
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,222
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/41	3,100	2,390
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	445	410
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	400	365
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	415	374
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	2,500	2,082
	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,599
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	505
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	505
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	505
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,147
	Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,450	4,476
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,096
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,053
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,138
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,196
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,597
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,423
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,065
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	973
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	1,862
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,141
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,608
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,048
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,027
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,368
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,062
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,148
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,351
[9]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	12,111
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,623
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,725
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,705

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,518
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,652
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,445
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,711
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,948
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,422
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,591
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,734
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,202
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	314
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	329
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	360
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	414
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	330
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	301
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	407
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	564
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,142
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	351
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	988
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,245
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	274
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,595
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,438
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,655
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,177
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	574
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,684
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,687
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,982
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	633
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	650
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	673
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	702
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	724
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,086
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,730	1,785
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,321
	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	7,201
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,669
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,288
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	792
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,160
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,074
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,066
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,615
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,147
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,434
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,033
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	407
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	515
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	728
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	748
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	992
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,205
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	649
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,710
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,870
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,682
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,395
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	3,968
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,493
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/30	1,150	1,327
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/32	1,250	1,461
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	2,000	2,281
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,141

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/38	2,000	2,235
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/40	2,250	2,461
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,855	2,018
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,088
					3,197,269
Georgia (3.4%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	9,230	9,914
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	9,740	10,378
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	9,335	9,861
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,409
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,593
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,642
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,045
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,427
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,336
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,058
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,080
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	5,575
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,022
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,046
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,734
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,486
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,818
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,518
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,918
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,415
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	11,901
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,935
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,505
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	11,127
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	2,129
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	1,991
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	7,284
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	9,709
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,568
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,635
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,561
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	7,216
	Atlanta GA GO	5.000%	12/1/39	7,840	9,031
	Atlanta GA GO, Prere.	4.500%	12/1/24	2,700	2,762
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	7,038
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	16,869
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,361
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	7,904
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,569
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,379
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,355
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,366
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	3,050	3,130
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	15,169
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/37	1,000	1,078
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	2,260	2,333
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,657
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,364
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,902
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	11,680	11,753
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Multiple Utility Revenue	5.000%	3/1/33	1,750	1,850
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,421
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	1,926
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,819
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,845
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,157
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,786
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,271
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,453
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/43	1,710	1,721
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	961

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,180
Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,566
Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,738
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	240
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	295
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	394
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	443
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,000	1,163
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,320
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,148
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	1,029
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,315
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,371
Burke County Development Authority Electric Power & Light Revenue	2.200%	10/1/32	2,100	1,702
Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,506
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	339
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	471
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,293
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	790
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	604
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	806
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	860
Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,903
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,462
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,425
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	494
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	474
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	535
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	339
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	660
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	719
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	635
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,002
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	545
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,089
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	636
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,378
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	504
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,389
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	492
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	580
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	493
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	825
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	750
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	439
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	515
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	618
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	761
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	706
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,059
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,244
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	787
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	498
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,207
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,207
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	391
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,146
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	412
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	736
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	964
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,066

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,743
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,305
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,383
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,773
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,539
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,631
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,501
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,689
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,500	2,747
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,222
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	8,692
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	9,662
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	10,120
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,377
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,097
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,014
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,181
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,232
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,317
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,390
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,170
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,120
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,468
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,501
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,006
Dalton GA GO	5.000%	2/1/42	9,000	9,674
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,176
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,357
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,227
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,278
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,127
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,021
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,135	1,145
Development Authority of Burke County Electric Power & Light Revenue PUT	3.875%	3/6/26	3,855	3,872
Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,075	2,084
Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,810	2,823
Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,230	1,236
Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,230	1,236
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,146
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,374
Forsyth County School District GO	5.000%	2/1/27	1,000	1,089
Forsyth County School District GO	5.000%	2/1/34	2,535	2,825
Forsyth County School District GO	5.000%	2/1/35	3,790	4,205
Forsyth County School District GO	5.000%	2/1/37	2,250	2,467
Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,313
Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,132
Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,280
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,172
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,781
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,705
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,133
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,772
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,006
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,904
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,442
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,215
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,512
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,250
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	412

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	631
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	568
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	597
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	531
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	923
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	953
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,946
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,939
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.010%	5/3/23	41,155	41,155
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,051
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,644
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/29	935	860
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/30	975	883
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	2,030	1,810
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,547
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	12,235	9,173
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,358
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	9,268
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	24,143
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	13,311
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	7,804
	Gainesville School District GO	4.000%	11/1/34	680	732
	Gainesville School District GO	4.000%	11/1/35	1,000	1,060
	Gainesville School District GO	4.000%	11/1/36	1,000	1,051
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,642
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,276
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	5,448
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,482
	Georgia GO	5.000%	7/1/24	22,865	23,391
	Georgia GO	5.000%	7/1/24	29,915	30,603
	Georgia GO	5.000%	12/1/24	10,110	10,444
	Georgia GO	5.000%	7/1/25	20,970	21,973
	Georgia GO	5.000%	7/1/25	1,615	1,692
	Georgia GO	5.000%	2/1/26	9,660	10,265
	Georgia GO	5.000%	7/1/28	9,000	10,146
	Georgia GO	5.000%	7/1/29	1,510	1,664
	Georgia GO	5.000%	7/1/29	10,730	12,375
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	15,162
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,664
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,489
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,301
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,369
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,251
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,317
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,345
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,392
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,516
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,405
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,586
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,685
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,308
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,497
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,550	2,854
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	1,365	1,546
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	999
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,390
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,228
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	3,330	3,659
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,185
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	3,260	3,529
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,528
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,213
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/38	1,480	1,590
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,542
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/39	1,620	1,732

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,228
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/40	1,200	1,275
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/42	1,360	1,432
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	625
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	1,766
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	2,116
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,675
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,522
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,048
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,345
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,008
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,498
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	618
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	622
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	417
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	17,155
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	674
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	537
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	948
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,655	1,794
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	796
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	650
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	847
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	542
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,649
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,767
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	2,225	2,342
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	779
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/35	340	388
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,360
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,193
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	660	741
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	650	730
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,400
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,561
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	545	604
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	500	554
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,501
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,473
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	750	825
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	500	550
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,456
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	21,338
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,194
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	620	678
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,000	1,087
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	700	761
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,055	1,142
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,170	1,266
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,000	1,077
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,275	1,373
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,010	1,085
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,000	1,074
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	5,346
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,937
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	41,859
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	29,806
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	95
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,125
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,168
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,048
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	5,976
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/36	4,000	4,658
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,150	1,204
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/37	3,120	3,602
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	3,250	3,373
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,250	2,586

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,693
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	7,984
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	8,306
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	710
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	777
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	619
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/40	10,000	10,267
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/41	10,000	10,190
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/43	10,000	10,055
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,485
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,412
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	491
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	916
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,641
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	526
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	530
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,059
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,321
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,408
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,188
	Gwinnett County School District GO	5.000%	8/1/26	10,435	11,226
	Gwinnett County School District GO	5.000%	2/1/39	15,000	16,589
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,507
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,190
	Houston County School District GO	5.000%	9/1/26	835	896
	Jackson County GA School District GO	5.000%	3/1/31	1,425	1,620
	Jackson County GA School District GO	5.000%	3/1/32	1,020	1,156
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	464
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	662
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	890
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/29	2,000	2,087
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	5,733
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	2,598
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,844
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	6,035	6,287
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	1,215	1,252
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,048
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	137,392
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	200,488
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	31,755	31,911
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	93,325	93,221
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	19,320	19,405
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	108,045	107,631
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	52,135	54,702
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	93,935	93,519
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	127,190	135,892
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	26,364
[2]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	4.078%	8/1/48	6,300	6,310
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	5,181
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/29	6,430	7,376
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	5,698
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	9,691
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	14,597
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	17,125
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	12,399
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	5,649
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	23,377
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,276
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,868
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,758
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,806
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,156
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	7,065	6,102
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,591
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	3,406
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/41	8,207	8,346
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	838

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/29	450	508
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	700	803
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	700	808
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/33	850	980
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,000	1,138
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,100	2,371
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/36	1,000	1,015
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	2,300	2,314
[1,4]	Municipal Electric Nuclear Revenue TOB VRDO	3.890%	5/1/23	19,000	19,000
[1,4]	Municipal Electric Nuclear Revenue TOB VRDO	3.890%	5/1/23	4,660	4,660
	Paulding County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,709
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	558
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	688
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	536
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	449
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,915
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	617
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	415
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	511
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	3,865
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,448
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	114
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,343
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	12,690
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,024
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,623
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	390
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	141
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	114
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	168
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,169
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,404
	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,009
	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,009
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	859
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	563
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	603
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	575
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,207
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,425
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	639
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	692
					2,368,256
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	610	614
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	774
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	627
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,303
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,047
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,165
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,048
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,334
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,037
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	308
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	532
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	536
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	403
	Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,149
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,093
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,330
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,253
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,070
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,320
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	750	801
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	3,320	2,979
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,280
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,171

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,304
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	4,021
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,272
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,485
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,878
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,758
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,824
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,036
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	8,249
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,812
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,688
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,970
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,679
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,918
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	3,385	3,690
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,810
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,960
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,159
				152,687
Hawaii (0.8%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	20,882
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	11,485
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	17,287
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,526
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,602
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,441
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	15,157
Hawaii County HI GO	5.000%	9/1/28	1,000	1,063
Hawaii County HI GO	5.000%	9/1/30	1,000	1,060
Hawaii GO	5.000%	8/1/24	10,000	10,242
Hawaii GO	5.000%	4/1/25	19,785	20,588
Hawaii GO	5.000%	10/1/25	12,015	12,651
Hawaii GO	5.000%	4/1/27	7,870	8,375
Hawaii GO	4.000%	4/1/28	5,050	5,243
Hawaii GO	5.000%	5/1/28	14,910	16,257
Hawaii GO	5.000%	10/1/28	8,080	8,693
Hawaii GO	5.000%	10/1/28	9,085	9,780
Hawaii GO	4.000%	4/1/29	10,000	10,383
Hawaii GO	5.000%	10/1/29	7,000	7,529
Hawaii GO	4.000%	4/1/30	14,190	14,710
Hawaii GO	4.000%	5/1/30	13,815	14,521
Hawaii GO	4.000%	4/1/31	1,410	1,459
Hawaii GO	4.000%	10/1/31	5,000	5,165
Hawaii GO	4.000%	10/1/32	5,285	5,438
Hawaii GO	5.000%	1/1/33	10,750	11,906
Hawaii GO	4.000%	1/1/34	8,740	9,074
Hawaii GO	5.000%	1/1/34	8,745	9,656
Hawaii GO	5.000%	1/1/36	22,430	24,494
Hawaii GO	5.000%	1/1/36	13,000	14,469
Hawaii GO, Prere.	5.000%	8/1/24	2,975	3,047
Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,576
Hawaii GO, Prere.	5.000%	8/1/24	2,390	2,445
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	531
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	528
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,028
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	868
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,327
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	700
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/29	1,000	1,132
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	1,000	1,113
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	590
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,759
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,796
Honolulu HI City & County GO	5.000%	10/1/26	7,500	7,908
Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,414
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,242
Honolulu HI City & County GO	5.000%	11/1/27	1,610	1,779

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,207
	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,392
	Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,397
	Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,882
	Honolulu HI City & County GO	5.000%	10/1/31	12,690	13,307
	Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,174
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,503
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,755
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,021
	Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,840
	Honolulu HI City & County GO	4.000%	7/1/40	1,000	1,015
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	4,990	5,299
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,136
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,175
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,298
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,281
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,082
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	7,063
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	7,136
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,581
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	18,854
	Kauai County Community Facilities District Special Tax Revenue	4.375%	5/15/42	4,000	3,573
	Maui County HI GO	4.000%	3/1/37	690	715
	Maui County HI GO	2.000%	3/1/39	2,365	1,748
	Maui County HI GO	2.000%	3/1/40	2,425	1,748
	Maui County HI GO	2.000%	3/1/41	1,485	1,048
	University of Hawaii College & University Revenue	5.000%	10/1/26	7,010	7,516
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,379
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,945
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,642
					532,631
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/36	995	1,124
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/37	1,150	1,290
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/38	1,205	1,343
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/39	1,265	1,404
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/40	1,215	1,341
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/41	700	770
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,568
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,869
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,377
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,217
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,911
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,470
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/30	600	701
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/32	600	722
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/35	1,000	1,178
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/36	1,500	1,748
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/37	1,000	1,151
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/38	1,900	2,171
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/39	4,500	5,115
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	574
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	875
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,019
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,262
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,164
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,081
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	6,171
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/53	17,795	19,348
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	266
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	283
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	398
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	639
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,993
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,158
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,109
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,169

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	707
					84,686
Illinois (6.4%)
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,099
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,124
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,739	2,833
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,726
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,307
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.250%	4/1/33	1,700	1,917
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.250%	4/1/34	2,000	2,245
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.250%	4/1/35	2,500	2,777
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.250%	4/1/36	3,000	3,293
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.250%	4/1/37	7,355	7,992
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.000%	4/1/38	3,250	3,444
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.250%	4/1/39	2,750	2,953
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.250%	4/1/40	4,100	4,377
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.000%	4/1/41	4,025	4,192
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.500%	4/1/42	5,270	5,727
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.500%	4/1/43	4,640	5,035
	Chicago Board of Education GO	5.000%	12/1/23	15,000	15,089
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,292
	Chicago Board of Education GO	0.000%	12/1/25	1,300	1,175
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,297
[9]	Chicago Board of Education GO	0.000%	12/1/26	5,855	5,113
[3]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,731
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,716
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,184
	Chicago Board of Education GO	7.000%	12/1/26	19,600	21,090
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,080
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,165
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,928
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,044
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,697
[9]	Chicago Board of Education GO	0.000%	12/1/28	10,685	8,636
[9]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,661
[3]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,243
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,670
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,205
[9]	Chicago Board of Education GO	0.000%	12/1/29	465	360
[9]	Chicago Board of Education GO	0.000%	12/1/29	360	279
[3,8]	Chicago Board of Education GO	0.000%	12/1/29	1,165	920
[3]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,689
	Chicago Board of Education GO	5.000%	12/1/29	9,625	10,138
	Chicago Board of Education GO	5.000%	12/1/29	2,100	2,212
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,192
[9]	Chicago Board of Education GO	0.000%	12/1/30	20,775	15,382
[8,9]	Chicago Board of Education GO	0.000%	12/1/30	12,780	9,462
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,237
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,614
	Chicago Board of Education GO	5.000%	12/1/30	6,750	7,120
	Chicago Board of Education GO	5.000%	12/1/30	5,535	5,733
[10]	Chicago Board of Education GO	5.500%	12/1/30	115	125
[9]	Chicago Board of Education GO	0.000%	12/1/31	23,570	16,649
[8,9]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,349
	Chicago Board of Education GO	5.000%	12/1/31	600	627
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,834
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,679
	Chicago Board of Education GO	5.000%	12/1/32	9,675	10,139
	Chicago Board of Education GO	5.000%	12/1/33	1,060	1,097
	Chicago Board of Education GO	5.000%	12/1/33	2,000	2,091
	Chicago Board of Education GO	5.000%	12/1/34	700	720
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,028
	Chicago Board of Education GO	5.000%	12/1/34	6,035	6,265
	Chicago Board of Education GO	5.000%	12/1/35	750	766
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,035
	Chicago Board of Education GO	5.250%	12/1/35	7,170	7,251
	Chicago Board of Education GO	4.000%	12/1/36	7,815	7,308

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/36	5,210	5,286
	Chicago Board of Education GO	5.000%	12/1/36	1,000	1,026
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,437
	Chicago Board of Education GO	4.000%	12/1/37	19,630	18,264
	Chicago Board of Education GO	4.000%	12/1/38	20,000	18,481
	Chicago Board of Education GO	4.000%	12/1/40	13,425	12,295
	Chicago Board of Education GO	4.000%	12/1/41	9,425	8,573
	Chicago Board of Education GO	4.000%	12/1/42	17,250	15,477
	Chicago Board of Education GO	4.000%	12/1/43	2,000	1,765
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,264
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,610
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,686
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,392
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,746
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,025
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,182
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,365
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,359
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,047
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,568
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,605
[4]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,904	1,904
	Chicago IL GO	0.000%	1/1/24	4,255	4,133
	Chicago IL GO	5.000%	1/1/24	880	887
	Chicago IL GO	5.000%	1/1/25	1,630	1,667
	Chicago IL GO	5.000%	1/1/26	1,050	1,070
	Chicago IL GO	5.000%	1/1/26	1,660	1,691
	Chicago IL GO	5.000%	1/1/26	13,335	13,811
	Chicago IL GO	5.000%	1/1/26	5,000	5,179
	Chicago IL GO	5.000%	1/1/27	9,000	9,428
	Chicago IL GO	5.000%	1/1/27	3,605	3,707
	Chicago IL GO	5.000%	1/1/28	6,000	6,352
	Chicago IL GO	5.000%	1/1/28	8,000	8,469
	Chicago IL GO	5.000%	1/1/29	3,000	3,207
	Chicago IL GO	5.000%	1/1/29	26,350	28,168
	Chicago IL GO	5.000%	1/1/30	9,540	10,287
[9]	Chicago IL GO	0.000%	1/1/31	875	640
	Chicago IL GO	5.000%	1/1/31	1,300	1,396
	Chicago IL GO	5.000%	1/1/32	800	858
	Chicago IL GO	4.000%	1/1/33	1,525	1,515
	Chicago IL GO	5.000%	1/1/33	1,500	1,620
	Chicago IL GO	5.000%	1/1/33	1,000	1,088
	Chicago IL GO	5.000%	1/1/34	3,290	3,566
	Chicago IL GO	5.750%	1/1/34	2,500	2,670
	Chicago IL GO	4.000%	1/1/35	15,790	15,603
	Chicago IL GO	5.000%	1/1/35	2,315	2,492
	Chicago IL GO	4.000%	1/1/38	6,228	5,786
	Chicago IL GO	5.250%	1/1/38	8,110	8,710
[9]	Chicago IL GO	0.000%	1/1/39	25,420	11,963
	Chicago IL GO	5.500%	1/1/39	2,500	2,724
	Chicago IL GO	5.500%	1/1/39	7,190	7,835
	Chicago IL GO	5.500%	1/1/40	1,000	1,083
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue, ETM	5.000%	1/1/24	1,110	1,122
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,221
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,691
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,743
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,482
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,443
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,589
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,675	18,118
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,017
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	1,889
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,542
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,752
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,587
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,701
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,178

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	11,032
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,585
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,452
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,613
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,011
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,078
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,500	1,567
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,103
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,041
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,081
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,500	1,514
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,452
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,147
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	10,109
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	10,108
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	6,796
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,200	5,251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,252
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,420
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	5,964
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,503
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,392
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,080
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,564
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	335
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	34,926
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,310
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,439
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,312
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	15,135	15,574
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,553
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	603
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,550
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,004
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,306
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	14,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,568
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,633
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,224
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,092
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	5,995
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,665
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,350
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	801
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,904
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	23,591
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	14,072
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,216
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,936
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	17,833
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,680
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,995
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	11,385
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	21,702
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,993
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,001
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,898
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	20,538
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	26,575
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	32,085	33,365
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,500	16,497

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,832
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	12,496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	6,200	6,953
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	16,000	16,455
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,944
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,283
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	9,120
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,479
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,754
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,235
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,263
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,293
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,080
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	11,308
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,237
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,575
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,767
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,934
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	15,338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	5,618
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	7,011
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,199
	Chicago Park District GO	5.000%	1/1/25	625	642
	Chicago Park District GO	5.000%	1/1/26	515	535
	Chicago Park District GO	5.000%	1/1/27	1,000	1,038
	Chicago Park District GO	5.000%	1/1/27	2,085	2,210
	Chicago Park District GO	5.000%	1/1/27	5,580	5,635
	Chicago Park District GO	5.000%	1/1/28	1,000	1,040
	Chicago Park District GO	5.000%	1/1/28	1,420	1,533
	Chicago Park District GO	5.000%	1/1/29	985	1,026
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,886
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,050
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,618
	Chicago Park District GO	4.000%	1/1/31	1,250	1,305
	Chicago Park District GO	4.000%	1/1/31	505	524
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,035
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,734
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,050
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,101
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,506
	Chicago Park District GO	5.000%	1/1/31	1,570	1,587
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,006
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,415
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,948
	Chicago Park District GO	5.000%	1/1/32	1,195	1,208
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,862
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,563
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,100
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,836
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,843
	Chicago Park District GO	5.000%	1/1/33	455	460
	Chicago Park District GO	5.000%	1/1/33	500	505
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,401
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,772
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,097
	Chicago Park District GO	5.000%	1/1/34	685	692
[1]	Chicago Park District GO	4.000%	1/1/35	2,240	2,268
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,910
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	2,996
	Chicago Park District GO	5.000%	1/1/35	490	495
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,509
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,090
	Chicago Park District GO	5.000%	1/1/39	2,670	2,842
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,157
[1]	Chicago Park District GO	4.000%	1/1/42	4,595	4,505
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,875	1,894
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,430	1,444

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Park District GO, Prere.	5.500%	1/1/24	1,500	1,523
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,181
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,088
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	29,500	29,934
[1,4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.980%	5/4/23	3,070	3,070
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,012
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,076
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,009
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,029
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,017
	Cook County Community Consolidated School District No. 34 Glenview GO	4.000%	12/1/33	6,405	6,868
	Cook County IL GO	4.000%	11/15/25	1,000	1,022
	Cook County IL GO	4.000%	11/15/26	1,000	1,036
[3]	Cook County IL GO	5.000%	11/15/26	2,500	2,674
	Cook County IL GO	5.000%	11/15/28	2,380	2,630
	Cook County IL GO	5.000%	11/15/29	3,265	3,670
	Cook County IL GO	5.000%	11/15/31	2,155	2,457
	Cook County IL GO	5.000%	11/15/32	1,615	1,838
	Cook County IL GO	5.000%	11/15/33	1,390	1,573
	Cook County IL GO	5.000%	11/15/33	1,425	1,643
	Cook County IL GO	5.000%	11/15/34	1,180	1,222
	Cook County IL GO	5.000%	11/15/35	1,025	1,060
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,395
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	4,246
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,972
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,713
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,587
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,215
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,194
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	913
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	621
[1]	Cook County School District No. 99 Cicero GO	4.000%	12/1/28	1,170	1,219
	Cook IL Sales Tax Revenue	5.000%	11/15/42	1,600	1,709
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/30	320	362
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/31	630	722
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/31	750	859
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/32	350	404
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,827
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	14,373
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	15,075
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	13,353
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	16,064
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,942
	Evanston IL GO	3.500%	12/1/38	2,000	1,913
[1]	Evanston IL GO	3.500%	12/1/39	2,000	1,894
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	1,250	1,271
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	10,845	10,235
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,935	9,599
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	1,000	1,002
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,369
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,756
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	3,691
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	601
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,549
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,163
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	595
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	701
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,075
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	514
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,398
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	884
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	497
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,396
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	328
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,250	1,527
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,397
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	867

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	29,603
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	605	740
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,032
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	200
	Illinois Finance Authority College & University Revenue	5.500%	10/1/39	850	862
	Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,312
[4]	Illinois Finance Authority College & University Revenue TOB VRDO	3.790%	5/1/23	1,550	1,550
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	175	175
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,059
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,254
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,131
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,233
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,169
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,892
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	8,269
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,053
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,414
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,981
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,430
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	240	233
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,072
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,811
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	17,738
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	2,485	2,386
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,446
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,817
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	3,350	3,694
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,349
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	535
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,305
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,156
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,098
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,027
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,073
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,477
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	540
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,635
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,409
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,071
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	7,400
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,629
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,153
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,764
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,239
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,347
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,068
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,885
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	539
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,121
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,889
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,749
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,302
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,110
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,844
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,683
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,482
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,475
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,720
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	538
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,286
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,279
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,640

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	604
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	2,767
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	426
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,702
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	8,045
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,745
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	1,883
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,533
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,639
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,375	2,345
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,540
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	4,000	3,427
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	5,410	4,792
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	14,271
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	683
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	974
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/38	3,850	4,265
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/39	5,000	5,494
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/40	12,925	14,097
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/41	14,810	16,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	1,050	1,099
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,783
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	5,380
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.770%	5/1/23	10,950	10,950
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/3/23	18,335	18,335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	25	25
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	3,967
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,116
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	10,000	10,212
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,322
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	820
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,455
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,882
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,674
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,402
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,948
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	7,023
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,470
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,375
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,369
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	15,776
	Illinois Finance Authority Water Revenue	4.000%	7/1/40	6,020	6,063
	Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	8,646
	Illinois GO	5.000%	7/1/23	6,120	6,133
	Illinois GO	5.000%	8/1/23	17,050	17,106
	Illinois GO	5.000%	10/1/23	4,500	4,525
	Illinois GO	5.000%	10/1/23	5,000	5,028
	Illinois GO	5.000%	11/1/23	42,780	43,072
	Illinois GO	5.000%	1/1/24	14,060	14,187
	Illinois GO	5.000%	2/1/24	6,270	6,334
	Illinois GO	4.000%	3/1/24	5,800	5,818
	Illinois GO	4.000%	5/1/24	10,210	10,249
	Illinois GO	5.500%	7/1/24	19,000	19,076
	Illinois GO	5.000%	10/1/24	3,000	3,059
	Illinois GO	5.000%	10/1/24	3,000	3,059
	Illinois GO	5.000%	11/1/24	38,000	38,791
	Illinois GO	5.000%	2/1/25	3,250	3,330
	Illinois GO	5.000%	2/1/25	3,775	3,815
	Illinois GO	4.000%	3/1/25	1,500	1,512
	Illinois GO	5.000%	3/1/25	1,500	1,539
[12]	Illinois GO	5.000%	7/1/25	13,130	13,550

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/25	18,375	19,054
	Illinois GO	5.000%	1/1/26	2,115	2,199
	Illinois GO	5.000%	2/1/26	11,175	11,297
	Illinois GO	5.000%	2/1/26	2,180	2,270
	Illinois GO	5.000%	3/1/26	4,500	4,693
[3]	Illinois GO	5.000%	4/1/26	16,175	16,246
[12]	Illinois GO	5.000%	7/1/26	11,265	11,824
	Illinois GO	5.500%	7/1/26	7,000	7,028
	Illinois GO	5.000%	10/1/26	4,800	5,056
	Illinois GO	5.000%	10/1/26	3,800	4,003
	Illinois GO	5.000%	11/1/26	2,750	2,901
	Illinois GO	5.000%	12/1/26	8,390	8,863
	Illinois GO	5.000%	1/1/27	7,500	7,811
	Illinois GO	5.000%	4/1/27	3,840	3,890
[12]	Illinois GO	5.000%	7/1/27	19,050	20,331
	Illinois GO	5.500%	7/1/27	8,150	8,183
	Illinois GO	5.000%	9/1/27	3,775	4,037
	Illinois GO	5.000%	10/1/27	2,690	2,880
	Illinois GO	5.000%	11/1/27	1,725	1,820
	Illinois GO	5.000%	11/1/27	5,330	5,714
	Illinois GO	5.000%	12/1/27	10,560	11,335
	Illinois GO	5.000%	2/1/28	11,305	11,986
[3]	Illinois GO	5.000%	4/1/28	4,515	4,535
[12]	Illinois GO	5.000%	5/1/28	2,900	3,134
[12]	Illinois GO	5.000%	7/1/28	3,600	3,899
	Illinois GO	5.250%	7/1/28	2,710	2,720
	Illinois GO	5.000%	10/1/28	4,000	4,345
	Illinois GO	5.000%	11/1/28	40,750	43,746
	Illinois GO	5.000%	11/1/28	1,195	1,299
	Illinois GO	5.000%	1/1/29	4,055	4,219
[12]	Illinois GO	5.000%	5/1/29	16,300	17,847
[12]	Illinois GO	5.000%	5/1/29	5,000	5,475
[12]	Illinois GO	5.000%	7/1/29	10,000	10,970
	Illinois GO	5.000%	10/1/29	4,000	4,342
	Illinois GO	5.000%	11/1/29	18,795	20,117
	Illinois GO	5.000%	1/1/30	8,000	8,319
	Illinois GO	5.250%	2/1/30	8,945	9,056
[12]	Illinois GO	5.000%	5/1/30	18,380	20,343
[12]	Illinois GO	5.000%	5/1/30	15,000	16,602
	Illinois GO	5.000%	10/1/30	3,000	3,253
[12]	Illinois GO	5.000%	5/1/31	34,015	38,028
[12]	Illinois GO	5.000%	5/1/31	15,000	16,770
[12]	Illinois GO	5.000%	7/1/31	2,845	3,186
	Illinois GO	5.250%	7/1/31	6,000	6,021
	Illinois GO	5.000%	3/1/32	1,450	1,615
[12]	Illinois GO	5.000%	5/1/32	30,000	33,834
[12]	Illinois GO	5.000%	5/1/32	10,000	11,278
[12]	Illinois GO	5.000%	7/1/32	8,360	9,438
	Illinois GO	5.000%	3/1/33	8,775	9,743
	Illinois GO	4.000%	6/1/33	5,880	5,940
[12]	Illinois GO	5.000%	7/1/33	7,890	8,888
[3]	Illinois GO	5.500%	7/1/33	3,300	3,313
	Illinois GO	4.000%	10/1/33	7,000	7,138
	Illinois GO	5.000%	3/1/34	1,000	1,105
	Illinois GO	5.000%	5/1/34	3,010	3,220
[12]	Illinois GO	5.000%	5/1/34	11,970	13,405
[12]	Illinois GO	5.000%	7/1/34	16,535	18,502
	Illinois GO	4.000%	10/1/34	1,000	1,015
	Illinois GO	4.000%	11/1/34	9,855	9,964
	Illinois GO	5.000%	5/1/35	3,500	3,725
[12]	Illinois GO	5.000%	5/1/35	5,505	6,103
[12]	Illinois GO	5.000%	7/1/35	15,395	17,062
	Illinois GO	5.000%	12/1/35	3,000	3,162
[12]	Illinois GO	5.000%	5/1/36	4,000	4,384
[12]	Illinois GO	5.000%	7/1/36	6,325	6,931
	Illinois GO	4.125%	10/1/36	9,500	9,571
[12]	Illinois GO	5.000%	5/1/37	3,155	3,423

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Illinois GO	4.000%	7/1/37	9,830	9,701
	Illinois GO	4.000%	10/1/37	2,750	2,709
	Illinois GO	4.000%	3/1/38	5,150	5,053
[12]	Illinois GO	5.250%	5/1/38	4,005	4,396
	Illinois GO	4.000%	10/1/38	3,250	3,170
[12]	Illinois GO	5.250%	5/1/39	4,000	4,373
	Illinois GO	5.500%	5/1/39	5,000	5,473
	Illinois GO	4.000%	10/1/39	2,545	2,465
	Illinois GO	4.000%	3/1/40	2,300	2,220
[12]	Illinois GO	5.250%	5/1/40	4,305	4,687
	Illinois GO	4.000%	10/1/40	1,500	1,443
	Illinois GO	3.000%	12/1/40	2,500	2,069
	Illinois GO	4.000%	3/1/41	1,860	1,784
[12]	Illinois GO	5.250%	5/1/41	3,000	3,262
[12]	Illinois GO	5.250%	5/1/42	4,500	4,876
[12]	Illinois GO	5.250%	5/1/43	4,105	4,433
	Illinois GO	5.125%	10/1/43	7,000	7,546
	Illinois GO	5.000%	12/1/28	1,800	1,959
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	1,685	1,755
[13]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,340
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	6,330	6,360
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,600	1,587
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,125	7,881
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	2,370	2,334
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,625	20,068
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,930	12,601
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,204
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,233
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,743
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	14,159
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,202
	Illinois Sales Tax Revenue	3.000%	6/15/33	1,000	928
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,150
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,128
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,145
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,210
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,174
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,357
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,600
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	607
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	980	995
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,525
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,025
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	4,423
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,317
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,503
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,252
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,525
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,252
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	25,996
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	18,605	21,278
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,429
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,326
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	24,640
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	13,013
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	4,500	4,506
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,438
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,012
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,498
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	12,101
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,108
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,303
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,841
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,350
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,729
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,038
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,219

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,008
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,856
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,244
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,013
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	3,029
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	7,445	7,493
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,024
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	25,129
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	41,734
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	22,990	25,587
[12]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,250	4,740
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	23,695	23,496
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	7,990	8,427
[12]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	18,160	20,199
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	3,230	3,579
[12]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	22,235	24,460
[3]	Illinois State University College & University Revenue	5.000%	4/1/39	1,165	1,244
[1]	Joliet IL GO	5.000%	12/15/33	1,400	1,629
[1]	Joliet IL GO	5.000%	12/15/34	1,700	1,962
[1]	Joliet IL GO	5.000%	12/15/37	2,000	2,244
[1]	Joliet IL GO	5.000%	12/15/38	3,085	3,438
[1]	Joliet IL GO	5.250%	12/15/39	1,725	1,950
[1]	Joliet IL GO	5.250%	12/15/40	3,575	4,023
[1]	Joliet IL GO	5.500%	12/15/42	3,500	3,972
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,659
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	952
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	798
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,123
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	202
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	436
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	268
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	240
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	234
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	244
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	241
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	291
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	376
[3]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	359
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	293
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	278
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,360	1,459
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,356
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	9,495
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,306
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	267
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	272
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	345
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	741
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,742
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	552
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,647
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	31,466
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	22,387
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	27,209
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,304
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,417
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,368
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,381
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	18,035
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	26,834
[3,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,320
[7,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,537
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	31,576
[3,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	90
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	185
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	32,791
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	54,038

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	709
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	27,778
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	630
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	27,999
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	9,609
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	471
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	543
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,349
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	3,200	1,850
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	238
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	1,102
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,446
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	791
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	4,896
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	1,425	731
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	10,763
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	244
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	944
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	231
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	16,242
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	9,081
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	20,285	18,565
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,149
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	739
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	437
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,007
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	562
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,215	2,541
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,340	1,537
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	3,000	3,442
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	2,555	2,983
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,350	7,414
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	2,750	3,263
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	8,185	9,713
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,877
[3]	Mundelein IL GO	4.000%	12/15/27	500	528
[3]	Mundelein IL GO	4.000%	12/15/28	500	532
[3]	Mundelein IL GO	4.000%	12/15/29	500	536
[3]	Mundelein IL GO	4.000%	12/15/32	1,000	1,057
[3]	Mundelein IL GO	4.000%	12/15/39	2,000	2,022
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,338
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,269
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,417
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,444
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,640
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	4,555	4,845
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	3,245	3,291
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,239
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	3,019
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,682
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	806
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	543
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	656
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	357
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,163
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	492
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	756
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	1,003
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	807
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	872
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	805
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	658
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,104
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	751
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	548
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	767
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,326

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	885
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,734
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	712
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	749
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	699
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	25,136
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	11,452
[3,14]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	11,523
[9]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,044
[9]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,543
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/40	10,000	10,654
[1]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,762
	Romeoville IL GO	5.000%	12/30/26	3,480	3,759
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	10,000	11,342
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,724
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	23,062
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	2,715
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	27,633
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,718
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,370
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,731
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,963
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	1,996
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,404
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,452
	Sales Tax Securitization Corp.Sales Tax Revenue	5.000%	1/1/43	2,185	2,282
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,700
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,200
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	3,956
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,643
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,821
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,390
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	846
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	987
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	976
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,264
[7]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,290
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,626
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	435
[3]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	6,000	6,001
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,094
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,016
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,439
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,014
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,013
[1]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	3,260
[1]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	3,291
[1]	University of Illinois College & University Revenue	3.000%	4/1/40	3,905	3,277
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	4,865
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,500
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,998
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	546
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,915
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,334
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	5,070
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,433
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,156
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,313
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,526
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/29	900	1,034
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/30	1,000	1,170
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/31	875	1,023
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/32	750	800
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/33	535	570
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,074
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,492
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,753

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,810
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,304
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,754
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	7,260
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	11,203
					4,461,458
Indiana (1.1%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	570
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	425	488
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,139
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,664
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,640
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	10,192
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	14,216
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	523
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	560
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	763
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	588
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	611
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	948
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	507
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	502
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	525	561
[1]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,095
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	786
	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue	5.000%	12/15/32	1,590	1,877
[3,8]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,255	1,259
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,836
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,062
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	804
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,427
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	817
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,364
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,233
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,091
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,091
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,363
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,116
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,346
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,836
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,421
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	371
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	416
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,106
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,212
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,124
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,316
	Indiana Finance Authority Electric Power & Light Revenue	4.250%	11/1/30	4,500	4,499
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,457
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,875
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,266
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,935
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,602
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,011
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,062
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	7,001
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,428
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,033
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,680
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,652
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,689
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	8,134
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,408
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,387
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	21,161
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,035

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,767
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	24,030
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	21,411
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,131
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	19,291
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	17,064
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,972
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,094
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,227
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,246
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	1,904
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	6,900	7,963
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	14,000	16,402
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	16,000	17,215
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,193
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,266
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,292
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,557
Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,028
Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,026
Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,236
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,354
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,500	1,712
Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	1,500	1,742
Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	800	934
Indiana Finance Authority Sewer Revenue	5.000%	10/1/32	1,000	1,197
Indiana Finance Authority Sewer Revenue	4.000%	10/1/35	5,140	5,344
Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	3,000	3,066
Indiana Finance Authority Sewer Revenue	3.000%	10/1/38	5,750	5,084
Indiana Finance Authority Sewer Revenue	3.000%	10/1/39	3,000	2,635
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	6,000	5,136
Indiana Finance Authority Water Revenue	5.000%	2/1/29	1,000	1,136
Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,102
Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	4,462
Indiana Finance Authority Water Revenue, Prere. (Indiana Finance Authority State Revolving Fund)	5.000%	8/1/26	1,000	1,075
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	520
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,045	2,007
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	4,615	4,456
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,600	1,727
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	785
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	834
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	544
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,743
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,170
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,748
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,327
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,577
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,415
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,659
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	7,011
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	19,949
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,507
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	21,059
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,437
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	13,037
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,598
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	7,040	7,282
Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	701
Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	709
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,482
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,157
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,750
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	11,020
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,920
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,747
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,395
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,170

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,723
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,745
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,161
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,861
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,031
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,364
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/29	1,250	1,263
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,375	1,388
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	9,560
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	12,760	14,731
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	2,000	2,017
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/32	16,175	18,645
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	11,495
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/34	1,950	1,967
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/35	2,350	2,370
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/36	2,425	2,446
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,130
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,557
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,060
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	22,671
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,318
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,813
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,726
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,623
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,505
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	8,005
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	8,193
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,239
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	1,972
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,667
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,689
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,326
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,760
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	725	857
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	750	885
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	320
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	215
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	216
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/32	500	543
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	759
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,276
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,056
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,547
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,651
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,224
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,341
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,473
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	4,555
					772,871
Iowa (0.2%)
	Des Moines IA GO	5.000%	6/1/26	5,870	6,273
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,383
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,221
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,310
	Iowa City Community School District GO	3.000%	6/1/31	3,840	3,790
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,524
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	14,250	14,005
	Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	24,000	24,053
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	5,505	5,513
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,720	4,559
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	1,485	1,453
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	11,150	11,862
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	787
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,262
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,332
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,960
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,090

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,190
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,294
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,615
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,729
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,864
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	2,998
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	5,947
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,881
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	890
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,549
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,571
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,316
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,514
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,281
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,737
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,949
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	3,854
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	9,305	9,199
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	998
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,699
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,774
					163,226
Kansas (0.4%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,613
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,207
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,171
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,164
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,991
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,207
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,726
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,958
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,058
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,217
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,888
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	610
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	508
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	507
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	507
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	507
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	658
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	20,803
	Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	2,988
	Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,378
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,011
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,055
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,553
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	14,385
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	11,000	11,295
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,664
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	7,781
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	7,208
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/29	2,190	2,494
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,960	11,021
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	13,585
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/54	1,360	1,528
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	23,500	23,500
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	7,000	7,000
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	10,000	10,000
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	13,515	13,515
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,261
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,756
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	482
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	471
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	340
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	366
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	815
[4]	Overland Park KS Sales Tax Revenue	6.000%	11/15/34	1,000	1,030

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	485	431
	Prairie Village KS Tax Allocation Revenue	3.125%	4/1/36	1,000	807
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,161
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,147
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,667
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,386
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,563
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,332
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,955
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,574
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,080
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,053
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,053
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,739
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,294
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	2,000
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,980
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,393
[3]	Unified School District No. 489 GO	5.000%	9/1/36	600	682
[3]	Unified School District No. 489 GO	5.000%	9/1/42	2,250	2,464
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	13,560	13,459
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/28	1,930	2,041
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,683
					272,726
Kentucky (1.5%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	734
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,349
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,555
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,173
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	640
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	286
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,039
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	410
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,395	1,493
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	481
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,290	1,297
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,004
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	470
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	372
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,238
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	197
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	238
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	238
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	193
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,310
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,461
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,614
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,770
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,939
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,004
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,495
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,514
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,531
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,552
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,045
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,889
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,879
[9]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	10,981
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,512
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,307
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,942
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,197
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,072
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,201
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,849
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,069
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,599

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,360
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,888
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,691
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,643
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,216
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,993
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,957
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,433
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	8,584
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,712
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,571
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,179
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,133
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,608
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	3,010
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,381
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,252
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,152
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,206
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,317
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,614
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,212
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,541
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,280
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	214,685	214,876
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	162,200	162,596
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	71,390	71,495
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	48,045	48,096
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	63,675
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	7,525	7,533
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	87,105	86,360
[2]	Kentucky Public Energy Authority Natural Gas Revenue, SOFR + 1.200%	4.423%	8/1/52	23,000	21,897
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,710
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,401
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,048
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,201
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,200
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,094
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,395
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,143
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,259
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,770
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	5,210	5,225
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,209
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	17,559
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	5,895	5,946
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,877
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	6,219
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,538
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	16,260
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	6,964
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	6,652
[5]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/5/23	13,450	13,450
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,256
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,381
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	14,083
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	12,933
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,743
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,226
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,160
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,044
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,578
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,457
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,656
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,770
[3]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,372
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	451

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	886
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,537
					1,030,253
Louisiana (1.0%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,027
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,027
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,027
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	3,000	3,081
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,306
[3]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,626
[3]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,154
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,700
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	11,672
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,062
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,458
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,570
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,018
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,109
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	878
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,642
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	610
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	575
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	710
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	865
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,707
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,976
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,835
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,755
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,424
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	4,901
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,777
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,801
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,386
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,354
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,335
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	21,064
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	10,188
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,016
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,075
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	7,228
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	3.867%	5/1/43	7,820	7,640
[5]	Louisiana Gasoline & Fuels Tax Revenue VRDO	3.800%	5/1/23	23,400	23,400
	Louisiana GO	5.000%	5/1/29	14,815	15,362
	Louisiana GO	5.000%	5/1/30	2,950	3,053
	Louisiana GO	5.000%	10/1/30	2,000	2,222
	Louisiana GO	4.000%	10/1/34	10,710	11,117
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	16,804
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/30	4,000	4,531
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,717
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,344
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,294
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,574
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	6,299
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	14,698
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,493
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	28,520
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	46,462
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	12,480

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,076
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,702
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,877
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,422
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,478
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	12,089
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,723
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,661
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,460
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,709
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,831
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,967
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,111
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	10,915
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Misceallaneous Revenue	4.250%	8/15/34	23,750	23,620
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,554
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,544
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,582
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	1,972
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,726
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,233
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/35	775	896
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/36	1,000	1,139
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	965	1,087
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	279
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,041
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,007
[11]	Louisiana Public Facilities Authority College & University Revenue, 5.250% coupon rate effective 10/1/23	0.000%	10/1/30	2,500	2,643
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,010
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,617
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,239
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,641
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,280
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,987
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,188
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	15,399
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	400
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	533
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	909
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,082
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	10,935	11,240
[3]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,397
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,635
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	5,529

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,016
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	3,774
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	3,852
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,237
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,025	1,025
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,035
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,101
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,401
[3]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,605
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,108
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,891
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,249
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	2,900	3,146
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,084
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,638
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,194
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/31	2,535	2,836
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/32	3,310	3,742
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/35	7,415	8,370
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	17,686
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,195
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,759
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	10,180
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	8,900	8,853
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,637
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,395	3,662
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,775	1,739
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	3.000%	2/1/40	4,250	3,208
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	1,485	1,401
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	2,515	2,541
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	3,385	3,390
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	4,090	4,068
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	1,755	1,699
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	4,325	4,328
					685,029
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	988
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	3,089
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,670
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,312
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	384
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	375
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	387
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	500
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,092
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	831
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	896
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	735
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,653
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	516
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	685
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,116
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	626
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	631
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,114
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,484
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,110
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	565
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,406
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,099
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	828
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	356
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,521

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,155
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,555
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,496
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	350
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,603
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,983
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,665
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	294
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,130
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	459
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,140
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,626
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,119
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,413
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,367
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,152
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,022
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,279
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,064
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,315
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	830
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,385
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,302
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,020	1,055
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,371
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,102
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,138
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,610
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,550	2,542
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	1,700	1,971
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,625
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,941
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,147
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,715
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/39	1,040	1,050
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,195
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,152
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	1,116
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	480
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	415
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	903
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	773
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	688
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,018
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,058
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,162
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,795
					105,695
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,535
	Anne Arundel County MD GO	5.000%	4/1/27	4,075	4,453
	Anne Arundel County MD GO	5.000%	4/1/27	1,070	1,169
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,282
	Anne Arundel County MD GO	5.000%	4/1/28	4,030	4,510
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,135
	Baltimore County MD GO	5.000%	3/1/25	1,075	1,117
	Baltimore County MD GO	5.000%	8/1/26	7,620	8,008
	Baltimore County MD GO	4.000%	3/1/34	7,470	7,953
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,285
	Baltimore County MD GO	4.000%	3/1/38	5,000	5,241
	Baltimore MD Appropriations Revenue (Harbor Point Project)	4.875%	6/1/42	875	842
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.050%	6/1/28	190	173
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.150%	6/1/29	215	194
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.375%	6/1/29	300	274
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.200%	6/1/30	200	178
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.250%	6/1/31	200	176
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.300%	6/1/32	255	222

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.350%	6/1/33	265	227
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.400%	6/1/34	290	246
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.550%	6/1/34	600	517
[4]	Baltimore MD Special Obligation Tax Allocation Revenue (Harbor Point Project)	3.450%	6/1/35	300	251
	Charles County MD GO	5.000%	10/1/27	4,155	4,595
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	837
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,007
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,005
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	4,932
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	1,929
	Harford County MD GO	5.000%	1/15/25	2,255	2,336
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	928
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,463
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,659
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,898
	Howard County MD GO	5.000%	2/15/29	3,220	3,515
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,547
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,307
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	965	964
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	1,000	1,043
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,550	1,601
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,275	1,349
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,320	1,430
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,370	1,521
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	5,661
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,370	1,557
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,567
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	32,446
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	29,108
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,300	1,509
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	30,868
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/30	2,800	3,069
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,676
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,070
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,416
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,130
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,973
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,333
	Maryland Economic Development Corp. Tax Allocation Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/30	1,150	1,059
	Maryland GO	5.000%	8/1/23	45,005	45,236
	Maryland GO	5.000%	3/15/24	25,600	26,026
	Maryland GO	5.000%	8/1/24	21,550	22,085
	Maryland GO	5.000%	3/1/26	4,380	4,657
	Maryland GO	5.000%	3/15/26	27,500	29,264
	Maryland GO	5.000%	8/1/26	42,820	45,983
	Maryland GO	5.000%	3/15/27	14,105	15,380
	Maryland GO	5.000%	8/1/27	8,165	8,984
	Maryland GO	4.000%	3/1/28	2,000	2,139
	Maryland GO	5.000%	6/1/28	10,000	11,221
	Maryland GO	4.000%	8/1/28	1,600	1,722
	Maryland GO	4.000%	3/1/29	7,000	7,604
	Maryland GO	4.000%	8/1/29	6,000	6,555
	Maryland GO	3.250%	8/1/30	9,000	9,004
	Maryland GO	5.000%	6/1/31	3,565	4,240
	Maryland GO	3.500%	3/15/32	10,000	10,236
	Maryland GO	5.000%	3/15/37	38,575	45,570
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,001
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	382
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	439
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	706
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	419

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	482
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	454
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	608
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	231
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	70
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	279
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	216
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	245
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	6,080
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,551
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	604
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	170
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,412
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,670
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	454
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	306
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,334
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	904
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,784
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,186
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,063
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,663
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,021
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,008
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,045
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,671
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,764
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,495
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,284
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	678
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,394
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,388
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,515
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,119
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	663
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	4,665	4,948
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/4/23	8,080	8,080
[2,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.400%	7/1/41	73,305	73,305
	Maryland National Capital Park & Planning Commission GO	5.000%	11/1/23	135	136
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	2,013
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	250
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	405	413
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	280	291
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	430	456
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	575	623
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	795	880
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	640	723
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/30	1,610	1,851
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/31	1,770	2,066
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/32	1,000	1,184
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/33	1,600	1,892
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/34	2,310	2,719
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,385
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	2,086
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,549
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	2,310	2,394
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	4,456
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	1,037
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,909
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,944
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,541
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	4,355

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,205
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	6,131
	Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	9,498
[4]	Maryland Stadium Authority Lottery Revenue TOB VRDO	3.910%	5/1/23	10,275	10,275
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,476
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,363
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,554
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,553
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	8,072
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,222
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,002
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,366
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	4,084
	Montgomery County MD GO	5.000%	11/1/24	15,390	15,865
	Montgomery County MD GO	5.000%	11/1/26	8,730	9,451
	Montgomery County MD GO	4.000%	11/1/27	5,095	5,424
	Montgomery County MD GO	5.000%	8/1/31	10,000	11,952
	Montgomery County MD GO	5.000%	8/1/37	10,100	11,801
	Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	14,220
	Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,061
	Prince George's County MD GO	5.000%	7/15/26	22,685	24,378
	Prince George's County MD GO	5.000%	7/15/26	11,715	12,589
	Prince George's County MD GO	4.000%	7/15/30	7,500	8,040
	Prince George's County MD GO	3.000%	7/15/33	14,000	14,034
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	3,960	3,816
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	966
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	2,957
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	950
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	758
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,067
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	482
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	764
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	502
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	704
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	915
	University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	8,175
	University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	12,119
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,423
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,682
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,883
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,357
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,529
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,507
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,265	14,959
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,399
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,185	8,267
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,515	8,601
					1,039,042
Massachusetts (1.9%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	984
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	970
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	3,811
	Commonwealth of Massachusetts GO	5.000%	8/1/24	35,070	35,949
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	21,252
	Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,808
	Commonwealth of Massachusetts GO	5.000%	1/1/27	7,725	8,383
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	44,942
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	12,745
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	22,603
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	33,171
	Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,822
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,516
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,978
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,697
	Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,425
	Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	60,013
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	27,739

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	13,626
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	22,852
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,612
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,416
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	25,896
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,945
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,682
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,398
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,977
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	21,621
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,377
	Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,546
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	3,973
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,200
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,407
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,841
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,182
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	6,082
	Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	24,564
	Commonwealth of Massachusetts GO	5.000%	11/1/43	5,000	5,318
[9]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/28	11,075	12,449
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	31,849
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,809
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,225
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/35	8,450	9,346
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	641
	Lowell MA GO	4.000%	8/1/37	1,695	1,760
	Lowell MA GO	4.000%	8/1/38	1,410	1,454
	Lowell MA GO	4.000%	8/1/40	1,850	1,868
	Lowell MA GO	4.000%	8/1/41	2,000	2,011
	Marblehead MA GO	2.000%	7/15/41	1,255	876
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	235	246
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	255	267
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,425
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	39,900
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,500	1,811
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	12,770	13,370
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,984
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	700	835
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	875	1,044
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	8,750	9,056
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,938
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,373
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,301
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	820	969
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	800	945
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	10,890	11,185
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,367
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,422
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	650	764
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	600	705
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	955	973
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,332
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,470
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,500	1,754
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	9,750	9,885
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	8,000	9,294
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,640	3,052
	Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/27	10,065	10,822
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,251
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	965
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	126
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	711
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	66
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	819
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	175

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	188
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	190
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,359
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,495
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	446
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,634
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,106
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,098
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	464
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	15,698
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	897
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	535
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,326
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,217
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	18,876
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	1,014
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,324
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,046
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,819
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,047
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	496
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,512
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,294
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,817
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,309
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	349
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,570
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	193
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	651
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	591
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	224
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	678
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	735
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,496
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	703
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,940
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,832
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	347
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,801
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,816
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	361
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	640
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,626
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,751
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	327
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	664
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,991
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,967
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,373
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	225
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,529
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,389
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,111

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	6,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,019
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,205
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,338
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	286
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,180	2,224
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,568
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	140	140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,877
[2,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.460%	7/1/49	3,500	3,458
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,270
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,393
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,511
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,012
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	1,867
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	4,823
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,000	7,221
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,852
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,030	2,945
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,093
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,501
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,550
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,356
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,274
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,152
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,811
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	9,140	9,595
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	7,140
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,470
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	10,277
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	40,577
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	21,877
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	10,314
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	58,166
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	11,270
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	6,404
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	7,615
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	9,500	9,635
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	11,000	11,157
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,700	2,738
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,257
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,206
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	10,300
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,904
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,706
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,897
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,013
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	839
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	5,968
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,512
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	6,224
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	10,066
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	6,800	7,318
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	11,875	12,779
	Tisbury MA GO	4.000%	8/15/37	1,815	1,889
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,733
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	500	581
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,176
[3]	Worcester MA GO	4.000%	2/15/38	1,350	1,390
[3]	Worcester MA GO	4.000%	2/15/39	1,805	1,838
[3]	Worcester MA GO	4.000%	2/15/41	2,460	2,473
[3]	Worcester MA GO	4.000%	2/15/42	2,485	2,488
					1,342,101

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan (3.1%)
[12,15]	Allegan Public School District GO	5.000%	5/1/39	1,075	1,197
[12,15]	Allegan Public School District GO	5.000%	5/1/41	2,330	2,550
[12,15]	Allegan Public School District GO	5.000%	5/1/42	2,435	2,654
[12,15]	Allegan Public School District GO	5.000%	5/1/43	1,270	1,376
[15]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,094
[15]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,588
[15]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,239
	Bloomfield Hills School District GO	5.000%	5/1/30	700	810
	Bloomfield Hills School District GO	5.000%	5/1/31	750	880
	Bloomfield Hills School District GO	5.000%	5/1/32	675	808
[12]	Bloomfield Hills School District GO	5.000%	5/1/40	1,100	1,227
[12]	Bloomfield Hills School District GO	5.000%	5/1/42	550	609
[12]	Bloomfield Hills School District GO	5.000%	5/1/43	500	551
[15]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	4,450
[15]	Chippewa Valley Schools GO	5.000%	5/1/25	755	785
[15]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,045
[15]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,955
[15]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,219
[15]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,120
[15]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,196
[15]	Chippewa Valley Schools GO	5.000%	5/1/35	800	829
[15]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,696
[15]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,834
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,755	3,788
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,700	3,733
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,635	3,667
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	4,000	4,035
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,165	3,193
[3,15]	Detroit City School District GO	5.250%	5/1/27	1,210	1,328
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,810
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,698
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,537
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,817
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,191
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,097
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,085
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,545
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,427
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,733
[15]	East Lansing School District GO	5.000%	5/1/28	695	755
[15]	East Lansing School District GO	5.000%	5/1/29	500	544
[15]	East Lansing School District GO	5.000%	5/1/30	615	669
[15]	East Lansing School District GO	5.000%	5/1/31	1,955	2,128
[15]	East Lansing School District GO	5.000%	5/1/33	755	820
[15]	East Lansing School District GO	5.000%	5/1/34	1,540	1,670
[15]	East Lansing School District GO	5.000%	5/1/36	1,125	1,208
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,589
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,340
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,070
[3]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,280
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,871
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,281
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	10,157
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	25,739
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	31,965
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,859
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,986
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,563
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,619
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,641
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,846
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,554
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,807
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,567
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,786
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,014

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	18,016
[3]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,895
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	36,489
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	67,508
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	10,942
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,818
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	337
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	975
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,424
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,050
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	15,007
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	7,138
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	391
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,660
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	570
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,208
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,833
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,284
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,788
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,351
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,346
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	963
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,790
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	858
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,548
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,230
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,053
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,613
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,637
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	7,243
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,101
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	561
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,682
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	835
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,756
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,100
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,828
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,090
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,908
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	3,063
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,990
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,886
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,875
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,634
[4]	Great Lakes Water Authority Water Supply System Water Revenue TOB VRDO	3.880%	5/1/23	19,680	19,680
[15]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,422
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,140	2,409
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,822
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,495
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,425
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,090
[15]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,059
[15]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,491
[15]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,106
[15]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,225
[15]	Hudsonville Public Schools GO	4.000%	5/1/35	560	584
[15]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,090
[15]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,219
[15]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,084
[15]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,494
[15]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,095
[15]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,076
[15]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,294
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,704
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,805
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,856
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,880

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	40	38
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	2,010
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,873
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,195
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,267
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,043
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,208
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,362
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,762
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,107
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,782
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,117
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,033
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,318
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,509
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,776
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,215
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,287
[15]	Lake Orion Community School District GO	4.000%	5/1/30	575	621
[15]	Lake Orion Community School District GO	4.000%	5/1/31	400	434
[15]	Lake Orion Community School District GO	4.000%	5/1/32	500	544
[15]	Lake Orion Community School District GO	4.000%	5/1/33	600	648
[15]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,304
[15]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,711
[15]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,792
[15]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,222
[15]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,417
[15]	Lake Orion Community School District GO	4.000%	5/1/38	800	823
[15]	Lake Orion Community School District GO	4.000%	5/1/39	1,090	1,104
[15]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,095
[3,15]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,350
[3,12]	Livonia Public Schools GO	5.000%	5/1/42	4,395	4,814
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,759
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28	1,430	1,571
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,811
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,783
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,221
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,412
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,996
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,207
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,063
[15]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,432
[15]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,187
[15]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,476
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,280
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,407
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,330
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,676
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,261
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	13,694
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	4,951
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	760
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	693
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	271
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	773
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	806
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,259
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,092
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,288
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,024
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,066
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,077
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,120
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,425
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,546
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,640
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,054

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	450
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	461
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	931
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	971
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,010
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,016
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	403
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	567
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	631
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	644
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	625
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,001
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,032
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,349
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,452
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	4,916
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,741
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	3,913
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	3,772
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,822
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,037
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,230
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,328
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,330
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	904
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,044
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,273
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,417
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,586
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,040
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,609
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	1,756
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,930
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,055
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,298
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	1,808
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,543
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	10,400	11,841
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,677
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,085
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	13,847
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,749
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,630
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	13,366
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,854
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,635
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	6,400	7,428
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,329
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,331
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,299
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,542
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,412
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,230
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,425
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	5,929
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,290
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,310
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,339
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,353
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	9,133
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,420
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,748
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,715	1,721
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	9,246
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,511
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,839
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,258

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,156
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,000	13,110
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	7,000	7,149
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,383
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,041
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,062
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,064
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	6,650	6,791
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	11,020	11,254
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	16,645	16,998
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	12/1/39	13,000	12,942
[1,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	3.900%	5/1/23	21,600	21,600
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	840	841
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,025
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,376
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,456
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,457
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,338
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,539
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	5,485
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,279
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,394
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,481
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,438
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,436
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,130
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,358
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,165
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,215
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,252
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,598
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,111
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,690
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,251
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	2,754
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,299
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	19,040
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	15,410
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	1,869
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,002
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	5,000	5,094
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,164
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	20,553
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,550
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,396
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,034
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,221
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,610
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,146
[3]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,608
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	680
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	520
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,467
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,890
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,610
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,265
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,375
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	2,772
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,161
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,533
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,197
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,597
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,866
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	6,131

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,714
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	16,790
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	15,231
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	725
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	10,154
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,590
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	7,615
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,035
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	878
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,028
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,118
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,217
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,388
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,977
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,681
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,414
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,834
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	5,698
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	6,847
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,584
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	28,140
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	15,285
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,745
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	11,002
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	25,402
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,889
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,544
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,181
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,976
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,935
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	695
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,196
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,210
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,322
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,734
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,515
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,545
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,039
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,303
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	19,236
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,471
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	2,655	2,751
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	17,582
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	7,625	7,644
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	3,810	3,767
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,355	3,346
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,125	4,065
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/52	2,065	2,000
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	12,505	13,043
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	27,670	30,079
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	5,638
Michigan State University College & University Revenue	5.000%	2/15/30	900	1,015
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,630
Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,545
Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,170
Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,493
Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,443
Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,049
Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,764
Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,002
Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,343
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,739
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,269
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,057
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,721
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,265
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,032

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,548
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,267
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,428
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,220
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,195
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	37,475
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	13,000	13,430
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	29,216
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	15,570	16,059
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	22,790	23,250
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	21,500	21,983
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	16,805
[15]	Midland Public Schools GO, Prere.	5.000%	5/1/25	1,000	1,043
[15]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,144
[15]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,219
[15]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,304
[15]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,875
[15]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,170
	Oakland University College & University Revenue	5.000%	3/1/24	540	547
	Oakland University College & University Revenue	5.000%	3/1/25	540	559
	Oakland University College & University Revenue	5.000%	3/1/26	500	528
	Oakland University College & University Revenue	5.000%	3/1/27	785	826
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,313
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,819
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,449
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,263
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,502
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,839
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,472
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,880
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,278
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,091
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,684
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,657
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,728
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,827
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,471
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,629
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,806
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,376
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,540
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,240
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,885
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,361
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,606
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,935
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,037
[15]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,121
[15]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,618
[12,15]	Rockford Public Schools GO	5.000%	5/1/38	670	761
[12,15]	Rockford Public Schools GO	5.000%	5/1/39	1,730	1,948
[12,15]	Rockford Public Schools GO	5.000%	5/1/40	1,735	1,929
[12,15]	Rockford Public Schools GO	5.000%	5/1/41	3,110	3,439
[12,15]	Rockford Public Schools GO	5.000%	5/1/42	3,700	4,064
[12,15]	Rockford Public Schools GO	5.000%	5/1/43	1,300	1,418
[15]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,366
[15]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,429
[15]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,508
[15]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,055
[15]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,169
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	2,245	2,274
[15]	Saginaw City School District GO	4.000%	5/1/36	700	726
[15]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,254
[15]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,125
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,346
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,112
	Southfield MI GO	3.000%	5/1/33	2,630	2,533

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,243
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,165
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,848
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,659
	University of Michigan College & University Revenue VRDO	3.720%	5/1/23	300	300
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,404
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,562
[15]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,396
[15]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,613
[15]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,596
[15]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,579
[15]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,913
[15]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,577
[15]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,530
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,582
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,861
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,676
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	5,663
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	917
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,614
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	5,943
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	730
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,881
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,000
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,596
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	717
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	6,548
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	900
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	857
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,378
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,418
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	824
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,305
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,060
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	450
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	442
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,626
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	495
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,536
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,712
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	842
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,023
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	691
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,623
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	685
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,393
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	953
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	646
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,572
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,452
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,762
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,813
[3]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	227
[3]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	453
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	253
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	460
[3]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	287
[3]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	574
[3]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	228
[3]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	671
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	282
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	677
[3]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	671
[3]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	221
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	440
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	659
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	274

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	442
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	218
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	543
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	244
[3]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	432
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,008
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,056
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,114
					2,189,466
Minnesota (0.8%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	264
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	533
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	537
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,500	1,369
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,282
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	2,828
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,574
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,404
	Hennepin County MN GO	5.000%	12/15/30	5,020	5,724
	Hennepin County MN GO	5.000%	12/15/33	7,000	7,956
	Hennepin County MN GO	5.000%	12/1/34	5,180	5,533
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,025
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,404
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,477
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	11,117
	Metropolitan Council GAN GO	5.000%	12/1/29	30,000	34,891
	Minneapolis MN GO	3.000%	12/1/32	730	731
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	1,968
[5]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/3/23	12,700	12,700
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,047
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,680
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	740
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,363
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,855
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	637
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,529
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,753
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	743
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,573
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	597
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,269
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	683
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	699
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	977
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	936
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,001
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	996
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,287
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,449
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,466
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,671
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,066
	Minnesota GO	5.000%	8/1/24	12,355	12,661
	Minnesota GO	5.000%	8/1/24	15,500	15,885
	Minnesota GO	5.000%	10/1/25	17,320	18,216
	Minnesota GO	5.000%	8/1/26	35,060	36,771
	Minnesota GO	5.000%	8/1/27	4,000	4,197
	Minnesota GO	5.000%	8/1/28	12,365	13,927
	Minnesota GO	5.000%	8/1/29	9,550	10,997
	Minnesota GO	5.000%	8/1/34	10,000	10,652
	Minnesota GO	5.000%	8/1/35	9,535	10,117
	Minnesota GO	5.000%	8/1/36	11,000	13,001
	Minnesota GO	5.000%	8/1/40	10,610	12,247
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,068
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,122
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	217
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,181

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	630
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,243
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	472
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,299
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,360
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,431
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,495
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	723
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,568
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	332
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	718
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,407
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,302
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,544
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,658
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,293
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,792
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,359
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	182
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	140
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	173
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	237
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	172
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	177
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	376
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	242
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	307
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	717
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	15,789	14,526
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	5,310	5,296
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,695	3,641
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,955	4,814
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/52	14,460	13,998
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	4,900	4,829
[12]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	9,385	10,104
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,105	1,106
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,508
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,021
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	35,410	35,872
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	4.216%	12/1/52	17,000	16,570
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,470
	Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	1,860
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,936
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,260
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,523
	St. Cloud MN Health, Hospital, Nursing Home Revenue (CentraCare Health System Obligated Group)	5.000%	5/1/26	1,000	1,055
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	863
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	835
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	1,920
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,172
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,239
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,456
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,431
	University of Minnesota College & University Revenue	5.000%	8/1/25	1,310	1,372
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,337
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	3,972
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,931
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,003
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,108
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,791
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,716
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	8,469
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	8,165	8,096
					545,042
Mississippi (0.4%)
	DeSoto County MS GO	5.000%	11/1/27	1,585	1,744
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,736

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,557
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,636
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,890
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,013
Mississippi Development Bank Appropriations Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,553
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,180
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	5,646
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,363
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,006
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/28	775	849
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,171
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,216
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,115
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,672
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/33	1,710	1,904
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/34	870	966
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/35	1,380	1,518
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,091
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/37	665	721
Mississippi Development Bank Miscellaneous Tax Revenue	4.000%	10/15/38	3,540	3,478
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/26	6,045	6,336
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/27	7,985	8,521
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/28	2,315	2,520
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,648
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,506
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,258
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,143
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,546
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/35	1,000	1,075
Mississippi GO	5.000%	10/1/29	15,080	16,636
Mississippi GO	4.000%	12/1/32	10	10
Mississippi GO	4.000%	10/1/38	2,000	2,024
Mississippi GO	4.000%	10/1/39	6,000	6,052
Mississippi GO, Prere.	5.000%	12/1/23	11,250	11,370
Mississippi GO, Prere.	5.000%	10/1/25	5,825	6,136
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,350
Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,969
Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,925
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,319
Mississippi GO, Prere.	5.000%	10/1/27	6,250	6,912
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,950	2,864
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,091
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	871
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	865
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	797
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	789
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,050
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,268
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	3,749
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,477
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,249
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,425
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	1,913
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	1,911
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	1,745
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,247
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,686
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,692
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	6,018
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,913

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,729
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	11,209
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,824
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	902
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,045
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,112
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,580
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,136
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,622
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,561
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,762
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,232
				246,615
Missouri (1.2%)
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,000	979
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	726
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,047
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,036
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,450
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	869
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	5,179
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	899
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	5,474
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	773
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,797
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,910	6,643
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	6,165	6,900
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,708
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,651
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,461
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,404
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,738
Columbia MO Water & Electric System Electric Power & Light Revenue	5.000%	10/1/24	1,385	1,420
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	8,360
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,026
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	13,065
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	13,978
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,780
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,930
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,992
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,771
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	697
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	294
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	555
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,461
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,054
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,300	1,512
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,645	1,912
Kansas City MO Appropriations Revenue	5.000%	9/1/38	1,655	1,842
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,449
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,041
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,866
Kansas City Mo GO	4.000%	2/1/25	575	587
Kansas City Mo GO	4.000%	2/1/27	600	630
Kansas City Mo GO	4.000%	2/1/28	500	533
Kansas City Mo GO	5.000%	2/1/29	750	849
Kansas City Mo GO	5.000%	2/1/30	800	923
Kansas City MO GO	4.000%	2/1/43	2,300	2,315
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,252
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,216
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,772
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,676
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,238
Kansas MO Appropriations Revenue	5.000%	4/1/29	1,000	1,128
Kansas MO Appropriations Revenue	5.000%	4/1/30	1,000	1,148
Kansas MO Appropriations Revenue	5.000%	4/1/31	800	932
Kansas MO Appropriations Revenue	5.000%	4/1/32	670	779

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas MO Appropriations Revenue	5.000%	4/1/33	1,000	1,159
Kansas MO Appropriations Revenue	5.000%	4/1/35	1,115	1,273
Kansas MO Appropriations Revenue	5.000%	4/1/36	1,000	1,128
Kansas MO Appropriations Revenue	5.000%	4/1/37	2,000	2,232
Kansas MO Appropriations Revenue	5.000%	4/1/38	3,355	3,709
Kansas MO Appropriations Revenue	5.000%	4/1/39	2,150	2,359
Kansas MO Appropriations Revenue	5.000%	4/1/40	1,250	1,360
Kansas MO Appropriations Revenue	5.000%	4/1/41	2,025	2,187
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	5,860
Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	5,387
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,441
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,539
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,158
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,071
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	5,082
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,106
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,603
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,177
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,653
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	1,000	1,118
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	990	994
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,150	1,155
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,112
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,057
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	854
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,958
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,003
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,000	1,084
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,004
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,152
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	671
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,134
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,187
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	509
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,308
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	705
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,477
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,344
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,558
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	494
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,337
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,408
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,632
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	541
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,302
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,946
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	34,888
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	542
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,575
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	1,620
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,401
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	485
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	3,875
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,708
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,816
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,958
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	525
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,212
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,512
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,361
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	859
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,726
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	601
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	1,891
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	2,040
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	1,786
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,839

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (SSM Health Care Obligated Group)	5.000%	6/1/32	2,360	2,735
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	36,000	36,917
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	38,926	42,596
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	11,920	13,005
[4,5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.790%	5/1/23	17,470	17,470
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,015	3,066
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,565	4,642
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,500	3,559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,000	4,067
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,051
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	7,015	7,133
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	10,538
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	11/1/50	3,670	3,617
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,580	1,545
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	5/1/52	11,960	11,786
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,180	4,374
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.750%	5/1/53	3,395	3,668
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	4,703
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,372
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,302
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,119
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	6,601
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	10,217
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,383
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	7,101
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	10,356
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/37	665	746
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/38	415	463
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/39	570	631
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/40	515	567
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/41	660	724
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/42	615	674
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,900
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,213
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,103
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,058
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	1,984
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,359
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,406
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,616
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	3,755	3,858
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,095
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,163
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,148
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/34	4,655	4,808
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	10,253
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	4,822
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	9,900
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	5,333
	Springfield School District No. R-12 GO	4.000%	3/1/35	4,500	4,698
[3]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,424
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	5,830
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	5,000	4,655
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,575
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/43	7,155	7,262
[9]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,183
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,822
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,555
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,017
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,499
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	3,795	3,764
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,215
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,028
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,460
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	2,985
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,156

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,784
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	3,160	3,015
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	3,285	3,258
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	2,735	2,609
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	2,080	1,916
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,000	890
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	3,475	2,991
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	3,100	2,581
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	2,320	1,867
[4,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	3,105	2,407
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,628
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,344
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	4,994
[3]	St. Louis School District GO	5.000%	4/1/38	2,000	2,236
[3]	St. Louis School District GO	5.000%	4/1/39	6,725	7,470
[3]	St. Louis School District GO	5.000%	4/1/40	7,130	7,862
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,091
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,052
	University of Missouri College & University Revenue	5.000%	11/1/30	20,975	24,705
					808,040
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	19,895
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,770
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	532
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,641
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	384
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	5,621
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,785
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	703
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,728
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,127
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	523
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,107
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,199
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	8,566
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,762
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,132
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	432
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,364
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,133
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	622
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,973
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,152
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	450
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	668
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,777
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	704
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,315
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,311
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	1,024
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,277
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,634
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	837
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,465
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	816
					89,429
Multiple States (0.2%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	13,955	12,386
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.600%	9/15/33	47,020	40,698
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	4	3
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.625%	6/15/35	48,235	41,144
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	32,085	27,492
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,145	12,014
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,653	11,955
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/36	31,335	26,306

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,950	4,423
					176,421
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,449
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,115
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,322
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,301
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	5,381
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,349
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,607
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	700	755
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	24,320	25,328
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	94,325
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	135,670	136,229
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	32,495	34,016
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,606
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	3,134
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,279
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	552
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	672
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	511
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	310
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	668
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	433
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	529
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,204
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	566
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	297
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	1,923
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,432
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,092
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,214
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,848
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,304
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,974
	Douglas NE College & University Revenue (Creighton University Projects)	4.000%	7/1/38	1,475	1,477
	Elkhorn School District GO	4.000%	12/15/32	325	345
	Elkhorn School District GO	4.000%	12/15/33	375	396
	Elkhorn School District GO	4.000%	12/15/34	350	367
	Elkhorn School District GO	4.000%	12/15/35	350	364
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,829
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,129
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,237
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,314
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	767
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,435
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	818
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	519
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	6,180	5,987
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	802
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,374
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,162
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,191
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	3,661
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,406
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	3,745
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,582
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	3,828
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	2,676
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,912
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,381
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,360
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,405
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,604
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,058
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,883
	Omaha NE Sewer Revenue	4.000%	4/1/33	500	532

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	687
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	524
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,547
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	1,325	1,332
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,585
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,912
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,821
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,317
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,709
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,549
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	2,031
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,089
	Omaha School District GO	5.000%	12/15/27	2,000	2,219
	Omaha School District GO	3.000%	12/15/35	2,700	2,479
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,559
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,151
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/40	2,840	2,950
	Sarpy County NE GO	5.000%	6/1/25	2,300	2,402
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,906
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,035
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,662
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,664
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,229
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,191
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,434
					495,255
Nevada (1.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,040
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	9,591
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	21,924
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	19,538
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,561
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,811
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,688
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,589
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,397
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,109
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	11,188
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	7,077
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,901
	Clark County NV GO	5.000%	6/1/26	2,020	2,158
	Clark County NV GO	5.000%	7/1/26	2,475	2,588
	Clark County NV GO	5.000%	6/1/27	2,625	2,873
	Clark County NV GO	4.000%	11/1/31	5,950	6,202
	Clark County NV GO	5.000%	11/1/31	1,645	1,710
	Clark County NV GO	4.000%	6/1/32	12,000	12,561
	Clark County NV GO	4.000%	11/1/32	1,015	1,052
	Clark County NV GO	5.000%	11/1/32	6,730	7,647
	Clark County NV GO	4.000%	12/1/36	20,440	21,069
	Clark County NV GO	4.000%	12/1/37	18,825	19,218
	Clark County NV GO	5.000%	6/1/38	12,290	13,311
	Clark County NV GO	4.000%	12/1/38	21,055	21,356
	Clark County NV GO	4.000%	7/1/39	11,115	11,165
	Clark County NV GO, Prere.	5.000%	11/1/23	250	252
	Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	23,708
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/30	1,500	1,691
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	13,438
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,995
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,454
	Clark County School District GO	5.000%	6/15/25	20,000	20,851
[3]	Clark County School District GO	5.000%	6/15/27	8,975	9,794
[3]	Clark County School District GO	5.000%	6/15/28	9,530	10,392
[3]	Clark County School District GO	5.000%	6/15/28	1,280	1,425
	Clark County School District GO	5.000%	6/15/28	8,620	9,575
[3]	Clark County School District GO	5.000%	6/15/29	1,250	1,421
[3]	Clark County School District GO	4.000%	6/15/30	10,505	10,975
[3]	Clark County School District GO	5.000%	6/15/30	1,070	1,235

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District GO	5.000%	6/15/30	6,595	7,588
[3]	Clark County School District GO	4.000%	6/15/31	10,930	11,362
[3]	Clark County School District GO	5.000%	6/15/31	1,000	1,150
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,742
[1]	Clark County School District GO	3.000%	6/15/33	6,575	6,516
[3]	Clark County School District GO	4.000%	6/15/33	10,000	10,309
[3]	Clark County School District GO	4.000%	6/15/33	11,920	12,450
[1]	Clark County School District GO	3.000%	6/15/34	10,920	10,667
[3]	Clark County School District GO	4.000%	6/15/34	12,400	12,883
	Clark County School District GO	4.000%	6/15/34	5,000	5,061
[3]	Clark County School District GO	5.000%	6/15/34	1,000	1,144
	Clark County School District GO	4.000%	6/15/35	14,910	15,045
	Clark County School District GO	4.000%	6/15/35	10,375	10,464
[3]	Clark County School District GO	5.000%	6/15/35	1,350	1,533
[3]	Clark County School District GO	4.000%	6/15/36	1,250	1,284
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,504
	Clark County School District GO	3.000%	6/15/37	8,730	7,577
[3]	Clark County School District GO	4.000%	6/15/37	1,250	1,270
	Clark County School District GO	3.000%	6/15/38	11,595	9,812
[3]	Clark County School District GO	4.000%	6/15/38	1,000	1,009
[1]	Clark County School District GO	3.000%	6/15/39	3,540	2,975
	Clark County School District GO	3.000%	6/15/39	9,395	7,760
[3]	Clark County School District GO	4.000%	6/15/39	1,000	1,005
	Clark County School District GO	3.000%	6/15/40	11,760	9,517
	Clark County School District GO	3.000%	6/15/41	10,760	8,582
	Clark County Water Reclamation District GO	5.000%	7/1/27	1,890	2,016
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,149
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,059
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,029
	Clark Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	3,325	3,557
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	825	831
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,621
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,164
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,352
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	600
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	997
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,923
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	810
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	744
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,789
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	509
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	611
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	738
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	317
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	509
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	508
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	406
	Las Vegas NV GO	5.000%	9/1/25	6,070	6,365
	Las Vegas NV GO	5.000%	9/1/27	5,225	5,549
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,767
	Las Vegas NV GO	3.000%	6/1/33	2,190	2,171
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	226
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	300	255
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	225	189
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	525	423
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	835	636
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,218
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,317
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,726
	Las Vegas Valley Water District GO	3.000%	6/1/32	8,000	7,897
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	12,935
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,365
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,310
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	6,272
	Las Vegas Valley Water District GO	4.000%	6/1/38	8,315	8,519
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	21,576
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,890

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	9,333
	Las Vegas Valley Water District GO	4.000%	6/1/42	2,280	2,292
[4]	Mizuho Floater/Residual Trust	3.970%	5/1/23	77,800	77,800
	Nevada GO	5.000%	11/1/25	36,340	37,860
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	29,101
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	27,154
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,175	3,331
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,125	1,127
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	544
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	544
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	494
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	538
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	657
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	531
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	530
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	695
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,342
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,499
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,948
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	4,975
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	8,219
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	1,897
	Washoe County School District GO	5.000%	4/1/26	2,030	2,157
	Washoe NV Gas Fuel Sales Tax Revenue	5.000%	2/1/42	2,200	2,351
					862,503
New Hampshire (0.3%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,007
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	9,207
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,957
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,883
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	813
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	551
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	560	526
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	808
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	814
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	630
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	684
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	994
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,279
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,315
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,356
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	503
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	72,641	71,135
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,969	2,924
	New Hampshire GO	5.000%	12/1/25	4,405	4,662
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	3.740%	5/1/23	400	400
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,990
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,122
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,885
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	20,300
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	36,235	34,775
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	519
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	445
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	719
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	679
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	746
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,015	1,107
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,551
					201,286
New Jersey (3.9%)
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,167
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,999
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,225
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/42	530	574
[3]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,021
[3]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,270

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	2,860
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	13,297
	Cherry Hill Township School District GO	3.000%	8/1/32	10,750	10,728
	Cherry Hill Township School District GO	3.000%	8/1/33	13,280	13,190
	Cherry Hill Township School District GO	4.000%	8/1/41	16,000	16,188
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,833
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,817
[3]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,899
[3]	Clifton Board of Education GO	2.000%	8/15/32	6,750	6,024
[3]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,908
[3]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,720
[9]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	10,112
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,859
	Essex County NJ GO	2.000%	9/1/39	3,750	2,778
	Essex County NJ GO	2.000%	9/1/40	3,750	2,712
	Essex County NJ GO	2.000%	9/1/41	3,750	2,655
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,460	2,397
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	5,980	5,645
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	4,020	3,711
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	8,000	7,198
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	9,955	8,776
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	5,590	4,812
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	3,000	2,992
	Hudson County NJ GO	3.000%	11/15/29	8,990	9,027
	Hudson County NJ GO	3.000%	11/15/30	10,000	10,035
	Hudson County NJ GO	2.000%	11/15/34	5,000	4,224
	Hudson County NJ GO	2.125%	11/15/36	7,500	6,013
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,821
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,288
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,292
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,871
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,852
[3]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,861
[4]	Mercer County NJ GO TOB VRDO	3.820%	5/1/23	15,200	15,200
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/25	1,255	1,282
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,119
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	1,946
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/28	625	699
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	545
[1]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,902
[1]	Montclair Public Schools GO	3.250%	1/15/36	4,125	3,931
[1]	Montclair Public Schools GO	3.250%	1/15/37	4,200	3,925
[1]	Montclair Public Schools GO	3.250%	1/15/38	2,200	2,020
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	27,431
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	38,104
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,200	2,296
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	35,749
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	7,027
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,589
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	661
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	10,280
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	792
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	677
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,715
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,730	3,031
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,125
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	13,259
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,401
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	954
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,365	1,552
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	8,929
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	8,268
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	1,039
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,237
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,953
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	975
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,566

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	515
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	2,784
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,679
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,019
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,010
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	604
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	696
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	412
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,459
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/34	1,965	2,055
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,256
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,545	2,675
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	35,380
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	36,298
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,639
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,055
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	1,818
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,143
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,131
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,596
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	210	210
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	10,500	10,555
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,234
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	24,017
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,133
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	949
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	907
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/24	1,960	1,962
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	23,950	24,675
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	17,750	18,594
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,400	2,460
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/27	1,070	1,142
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	22,550	24,521
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	7,065	7,718
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	3,000	3,286
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,084
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,092
[12]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,081
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,633
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,790
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	4,500	4,838
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,500	2,673
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,823
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,850	1,853
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/40	10,000	10,650
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,304
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,149
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,260
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,484
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,765
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,036
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,214
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	170	177
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,197
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	330	352
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	330	360
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,610
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	557
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	370
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	11,004
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,211
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	650	743
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,199
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	615	694

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,660
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,324
	New Jersey GO	5.000%	6/1/25	13,115	13,708
	New Jersey GO	2.000%	6/1/26	2,040	1,947
	New Jersey GO	5.000%	6/1/27	15,000	16,392
	New Jersey GO	5.000%	6/1/29	20,000	22,712
	New Jersey GO	4.000%	6/1/30	58,870	63,765
	New Jersey GO	2.000%	6/1/31	20,500	18,108
	New Jersey GO	4.000%	6/1/31	29,890	32,632
	New Jersey GO	2.000%	6/1/32	9,885	8,573
	New Jersey GO	3.000%	6/1/32	32,765	32,089
	New Jersey GO	4.000%	6/1/32	8,185	9,006
	New Jersey GO	2.000%	6/1/35	21,090	17,184
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,467
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,719
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,402
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,919
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,505
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,143
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,557
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,296
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,182
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,065
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,172
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,692
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,367
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,107
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,320	3,349
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	686
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	4,605	4,637
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,469
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	7,925	7,963
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	815
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	4,250	4,414
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.010%	5/4/23	2,775	2,775
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	892
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,753
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,031
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,434
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	13,039
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	12,581
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	13,924
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,614
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	918
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,220	894
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,502
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,935	6,215
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.060%	5/1/48	10,000	10,074
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,710
	New Jersey Rutgers State University CP	3.700%	6/26/23	18,134	18,134
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	11,101
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	11,506
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,465	11,759
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	8,989
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,000	13,628
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	8,000	9,085
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,500	14,196
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	7,000	7,927
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	6,000	6,794
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	10,318
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	11,250	12,867
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	6,247
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,320	8,237
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	5,159
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	4,000	4,080

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,525
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	13,670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	18,840
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	66,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	25,850
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,429
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	23,747
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	22,339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	37,904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,501
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,837
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	32,540
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	21,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,355	1,877
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	13,557
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	18,650	19,699
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	32,470	25,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,010	4,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,639
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,391
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	33,883
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,453
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	18,384
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	22,003
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	7,900	8,994
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	19,456
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,505	923
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,045
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	13,500	7,670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,228
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	5,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	4,422
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,000	443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	9,380	9,263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,200	5,707
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/34	1,900	2,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/35	1,750	1,983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/36	1,750	1,995
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/37	2,660	2,949
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/38	3,325	3,665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/40	6,420	7,003
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,547
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,208
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,343
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,481
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	500	501
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	6,725	7,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	4,730	5,354
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,205
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,750	6,448
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,015
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,420	11,556
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	11,015	11,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,500	2,670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	15,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	9,985	10,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	11,026
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,449

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,744
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,450
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,151
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,061
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,822
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	3,821
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,666
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	9,535	9,628
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,523
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,522
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,943
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	8,910	8,927
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,663
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	3,175
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,642
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	8,185
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	42,300	19,993
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	12,807
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	13,567
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,141
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,076
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	14,350
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	18,742
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	32,057
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,305
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,761
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	29,227
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,500
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,117
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	70,140
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,221
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,480
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,060
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,554
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	13,815	13,735
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,650
[3]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/31	690	805
[3]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/33	925	1,121
[3]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/34	935	1,144
[3]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/35	1,475	1,809
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,911
[1]	Perth Amboy NJ GO	5.000%	3/15/31	1,235	1,448
	Scotch Plains Township NJ GO	4.000%	3/1/37	2,205	2,284
	Scotch Plains Township NJ GO	4.000%	3/1/38	2,295	2,344
	Scotch Plains Township NJ GO	4.000%	3/1/39	2,390	2,429
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	564
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,283
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,533
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	3,914
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,071
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,334
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,212
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,391
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,017
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,112
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	278
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	964
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,014
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	15,753
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,674
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,134
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	786
	Sussex County NJ GO	5.000%	2/15/24	1	1
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	20,642
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	28,892
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,320	4,698
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	18,820

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	8,159
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	22,065	23,967
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	27,303
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,250	11,093
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	36,640
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	30,000	32,136
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	39,346
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,765	2,795
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	23,786
	Toms River Board of Education GO	3.000%	7/15/29	6,000	6,015
	Toms River Board of Education GO	3.000%	7/15/30	3,000	3,004
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,996
	Toms River Board of Education GO	3.000%	7/15/32	5,900	5,875
	Toms River Board of Education GO	3.000%	7/15/34	8,720	8,514
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,929
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,768
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,762
	Verona Township NJ GO	4.000%	6/1/42	1,760	1,742
					2,763,831
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,574
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	644
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	393
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	21,350	17,098
	Farmington NM Industrial Revenue	1.800%	4/1/29	13,420	11,512
	Farmington NM Industrial Revenue	2.150%	4/1/33	14,960	11,981
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	20,390	17,491
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	16,629
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,627
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/29	1,350	1,547
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	857
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	900
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,499
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,083
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,052
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	988
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,095
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	930	949
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/25	1,010	1,053
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,105
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,527
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,128
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,128
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,842
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,606
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,460	4,315
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/53	3,845	3,717
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	1,975	2,001
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.750%	3/1/54	2,000	2,184
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	118,606
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	615
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	427
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	1,000	882
					239,055
New York (13.9%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,815
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,002
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,103
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,725
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	11,049
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,397
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	12,038
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	8,984
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,724
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,635
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,221

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,320
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,439
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,341
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,077
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	965
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,374
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	825
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,433
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,067
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,070
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,094
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/31	540	588
[4]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/32	775	786
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/32	560	612
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/33	590	643
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/36	430	457
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/37	1,325	1,396
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	611
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	2,500	2,572
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,268
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,533
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,733
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,379
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,792
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,070
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	487
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	475	512
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	500	538
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/35	520	508
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/36	540	519
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/38	580	541
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/39	605	559
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/40	625	570
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/42	675	605
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	919
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,058
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	447
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	998
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	192
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	395
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	207
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,255
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,873
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,330
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,261
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,489
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,571
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,074
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	671
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	687
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	630
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	574
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	955
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,420
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,978
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	461
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	645
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	804
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	873
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,257
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	1,963

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,819
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	432
[3]	Hempstead NY GO	4.000%	4/1/28	7,125	7,323
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,465
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	15,088
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	30,928
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	25,931
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	16,060	17,108
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	12,844
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,000	3,169
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,731
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,265
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,099
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	1,973
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,564
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,448
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	4,803
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,172
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,441
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,400	1,615
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,194
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,677
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,702
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	251
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	1,720	1,937
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,819
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,225
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,029
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	19,692
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,539
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	19,481
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,150
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,895
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,665
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	12,224
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,731
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,436
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,320
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	63,253
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,052
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	16,555
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,625
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	487
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,216
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,198
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,661
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	318
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	12,312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	383
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,523
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,194
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,613
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,529
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,990
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,775
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	21,428
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,843
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,780
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	15,615
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	11,081
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,956
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,270
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	10,960
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	876

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,738
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	64,109
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,080
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,636
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	816
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	665
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,053
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	8,000	8,015
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,715
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,021
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	19,642
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	364
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,204
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,350
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,643
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,122
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	52,500	50,320
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	11,894
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,684
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	134,498
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	18,623
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,543
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	34,285	37,360
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.766%	11/1/32	3,290	3,273
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.773%	11/1/32	8,510	8,466
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.016%	11/1/32	2,500	2,440
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	5,523
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	5,483
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	12,713
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,511
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	1,930
	Monroe County NY GO	2.000%	6/1/33	1,755	1,532
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,088
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	2,902
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,687
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,329
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,424
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,250	3,504
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	4,512
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	2,727
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,745	1,699
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	3,161
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	98,897
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,797
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,303
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,153
	Nassau County NY GO	5.000%	10/1/23	500	504
[3]	Nassau County NY GO	4.000%	4/1/38	2,600	2,646
[12]	Nassau County NY GO	5.000%	4/1/39	2,000	2,299
[12]	Nassau County NY GO	5.000%	4/1/40	2,000	2,278
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,000	3,349
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,664
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,279
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	1,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	8,686
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	16,143
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	24,372
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,885
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	12,800
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,150	4,758
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,333
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	14,874
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	34,087

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,496
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,383
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/23	12,940	12,975
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	17,300	17,354
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	22,000	22,068
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	12,500	12,539
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,139
[3]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	2,405	2,530
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	2,005	1,796
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,291
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	3,000	2,536
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,832
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,100
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	2,813
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	12,825	13,420
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,378
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	26,953
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	14,842
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,308
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	925
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/31	1,435	1,076
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/32	275	198
[4,5]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.800%	5/1/23	16,525	16,525
[4,5]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.800%	5/1/23	12,600	12,600
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,500	2,682
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	15,280	16,427
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	12,500	12,526
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	7,425	7,542
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	16,700	17,475
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	500	616
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,440	1,461
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,593
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,443
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	5,342
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	18,100	18,644
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,501
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,500	2,575
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,706
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	7,141
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	3,825	3,838
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	5,000	5,019
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,280	10,234
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	9,416
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,910	9,921
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	22,750	22,775
	New York City Transitional Finance Authority Building Aid Appropriation Revenue	3.000%	7/15/41	1,355	1,145
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	8,872
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,484
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,654
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,278
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,511
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	16,057
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,233
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,420
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,405
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,310
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,082
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	18,059
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,471
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	3,750	3,846
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,244
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	29,951
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	7,667
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	2,502
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,610	1,687
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	3,560	3,832
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,536

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,327
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,694
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	932
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,000	2,238
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/35	21,520	22,675
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,568
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	3,048
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	12,600	13,068
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	21,050	21,803
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,916
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,085
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	9,000	9,197
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	18,000	18,381
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	2,060	2,195
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,048
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,628
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	27,000	22,875
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	31,150	26,042
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,200	5,545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	12,778
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	20,741
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,245	11,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	4,165	4,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	2,000	2,286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	6,860	7,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	5,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	34,400	40,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,879
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	17,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,495	7,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	11,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	15,341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	21,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	14,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	3,000	3,528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	15,573
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	16,246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	26,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	26,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	17,325	17,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	9,753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	10,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	20,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	18,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	22,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	21,638
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	16,566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	28,385	31,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,896
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,195

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	26,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,305
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	25,000	26,929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	19,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	51,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	27,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	3,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	22,964
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	8,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,100	4,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	6,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	25,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	38,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	8,867
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	21,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	6,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	3,750	3,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	9,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	7,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	5,495	5,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,524
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	1,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	6,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	22,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	8,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	4,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	11,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	8,898
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	10,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	14,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	22,375	24,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	11,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	26,755	26,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,903
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	10,000	9,939
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	20,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	13,490	14,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	5,810	6,256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	32,464
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	17,355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	12,000	11,882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	18,369
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	20,000	22,550

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,951
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	33,941
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	20,930
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	23,000	25,763
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	2,565	2,531
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	22,308
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	1,750	1,874
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,460	2,427
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,466
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	3,946
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	14,000	15,648
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	3,940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	11,134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	5,000	4,917
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/35	1,000	1,030
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	5,000	5,448
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,641
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	11,000	11,467
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,308
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,293
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	30,026
	New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/38	2,000	2,152
	New York City Water & Sewer System Sewer Water Revenue	4.000%	6/15/39	1,940	1,964
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	19,613
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	30,000	31,578
	New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	11,188
	New York City Water & Sewer System Water Revenue	5.250%	6/15/33	9,820	10,870
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	5,444
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	23,137
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,073
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	29,236
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	16,350
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	120,882
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	2,000	2,008
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,478
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,501
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,310	6,314
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	111,915	101,180
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	35,790	32,404
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	29,335	26,507
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	8,725
[3]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	5,292
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	7,959
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	6,000	5,854
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	10,680	7,878
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,461
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,919
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	6,011
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,593
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	15,955
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	12,934
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,762
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,519
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	93,787
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,307
[1,4]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.870%	5/1/23	18,065	18,065
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,905	11,370
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	6,530	6,388
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	3,049
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,500	1,943
	New York NY GO	5.000%	8/1/23	14,590	14,610
	New York NY GO	5.250%	8/15/23	5	5
	New York NY GO	5.000%	8/1/24	5	5
	New York NY GO	5.000%	8/1/24	17,185	17,611
	New York NY GO	5.000%	8/1/24	14,000	14,347
	New York NY GO	5.000%	8/1/24	50,000	51,240
	New York NY GO	5.000%	8/1/25	5	5

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/25	3,630	3,797
New York NY GO	5.000%	8/1/25	15,510	16,225
New York NY GO	5.000%	8/1/25	11,770	12,313
New York NY GO	5.000%	8/1/25	10,310	10,785
New York NY GO	5.000%	8/1/25	35,345	36,975
New York NY GO	5.000%	8/1/25	10,640	11,131
New York NY GO	5.000%	8/1/25	30,000	31,383
New York NY GO	5.000%	12/1/25	18,090	19,067
New York NY GO	5.000%	8/1/26	6,765	7,097
New York NY GO	5.000%	8/1/26	24,805	26,557
New York NY GO	5.000%	8/1/26	12,875	13,784
New York NY GO	5.000%	8/1/27	20,110	21,569
New York NY GO	5.000%	8/1/28	9,300	9,508
New York NY GO	5.000%	8/1/28	30,305	33,414
New York NY GO	5.000%	8/1/28	17,500	19,628
New York NY GO	5.000%	8/1/28	5,000	5,608
New York NY GO	5.000%	3/1/29	27,590	27,987
New York NY GO	5.000%	8/1/29	1,975	2,179
New York NY GO	5.000%	8/1/29	27,645	31,661
New York NY GO	5.000%	11/1/29	9,140	10,517
New York NY GO	5.000%	8/1/30	10,655	10,692
New York NY GO	5.000%	8/1/30	5,390	5,512
New York NY GO	5.000%	3/1/31	25,000	25,357
New York NY GO	4.000%	8/1/31	20,000	20,724
New York NY GO	5.000%	8/1/31	5,585	6,620
New York NY GO	5.000%	12/1/31	3,035	3,274
New York NY GO	5.000%	8/1/32	2,675	3,219
New York NY GO	5.000%	4/1/33	1,000	1,110
New York NY GO	5.000%	8/1/33	5,000	5,167
New York NY GO	5.000%	8/1/33	5,000	5,530
New York NY GO	5.000%	8/1/33	4,000	4,648
New York NY GO	5.000%	10/1/33	1,250	1,505
New York NY GO	4.000%	8/1/34	7,500	8,054
New York NY GO	5.000%	8/1/34	3,875	4,472
New York NY GO	5.000%	12/1/34	4,000	4,289
New York NY GO	3.000%	3/1/35	7,540	7,172
New York NY GO	5.000%	4/1/35	8,000	8,800
New York NY GO	4.000%	8/1/35	15,010	15,378
New York NY GO	4.000%	8/1/35	2,735	2,876
New York NY GO	4.000%	8/1/35	7,250	7,668
New York NY GO	5.000%	8/1/35	2,000	2,286
New York NY GO	4.000%	10/1/35	3,000	3,134
New York NY GO	5.000%	10/1/35	5,000	5,424
New York NY GO	5.000%	12/1/35	3,000	3,207
New York NY GO	5.000%	12/1/35	11,695	12,949
New York NY GO	5.000%	3/1/36	7,840	8,979
New York NY GO	5.000%	4/1/36	12,750	13,922
New York NY GO	4.000%	8/1/36	3,015	3,122
New York NY GO	4.000%	8/1/36	3,365	3,499
New York NY GO	5.000%	10/1/36	4,000	4,320
New York NY GO	5.000%	10/1/36	3,620	4,026
New York NY GO	4.000%	8/1/37	22,745	23,248
New York NY GO	4.000%	8/1/37	3,445	3,532
New York NY GO	4.000%	10/1/37	24,185	24,712
New York NY GO	5.000%	12/1/37	9,900	10,818
New York NY GO	5.000%	3/1/38	2,695	2,999
New York NY GO	4.000%	8/1/38	10,000	10,161
New York NY GO	5.000%	3/1/39	1,700	1,904
New York NY GO	5.000%	4/1/39	5,000	5,380
New York NY GO	5.000%	4/1/39	14,025	16,090
New York NY GO	4.000%	8/1/39	4,155	4,201
New York NY GO	5.000%	8/1/39	10,000	10,934
New York NY GO	5.000%	9/1/39	40,000	45,592
New York NY GO	5.000%	10/1/39	2,780	3,046
New York NY GO	5.250%	10/1/39	2,750	3,195
New York NY GO	4.000%	3/1/40	1,000	1,002
New York NY GO	5.000%	3/1/40	5,875	6,462

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	4/1/40	18,635	21,210
	New York NY GO	4.000%	8/1/40	23,300	23,346
	New York NY GO	4.000%	8/1/40	3,550	3,558
	New York NY GO	4.000%	10/1/40	4,000	4,009
	New York NY GO	5.250%	10/1/40	2,925	3,376
	New York NY GO	3.000%	3/1/41	6,500	5,514
	New York NY GO	5.000%	4/1/41	25,005	28,285
	New York NY GO	5.250%	5/1/41	5,000	5,713
	New York NY GO	3.000%	10/1/41	21,575	18,244
	New York NY GO	5.250%	10/1/41	3,440	3,950
	New York NY GO	5.000%	12/1/41	31,000	32,831
	New York NY GO	5.000%	12/1/41	5,000	5,380
	New York NY GO	4.000%	4/1/42	4,200	4,171
	New York NY GO	4.000%	8/1/42	10,000	9,908
	New York NY GO	5.000%	9/1/42	5,000	5,592
	New York NY GO	5.250%	4/1/43	8,500	9,729
	New York NY GO	5.250%	5/1/43	2,500	2,833
	New York NY GO	5.000%	10/1/43	1,930	2,083
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/38	3,700	3,767
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	7,105
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	5,320	5,330
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	325	326
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	9,537
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,700	1,827
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	4,384
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,726
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,950
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,348
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,480
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,143
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,402
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,751
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,922
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,502
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	18,515
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,892
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,494
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,750	3,379
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	7,527
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,358
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	987
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,513
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,135
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,149
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,164
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	578
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	849
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,146
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,655
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,853
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,320
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,356
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,217
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	6,832
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,252
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,407
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,046
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	648
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,724
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,411
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,645
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,536
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,250	1,228
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	4,030
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	981
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,825

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	3,750	3,252
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	693
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	742
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	387
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	638
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	7,000	6,918
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,270
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	717
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	9,806
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,449
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	14,233
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	11,139
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	36,485	38,657
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	27,076
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,315	2,516
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	7,260
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	12,034
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	27,398
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,505	13,908
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	15,612
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	42,395
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	23,305	26,489
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	10,545	11,986
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,690	10,849
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	21,083
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,566
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	4,530	5,249
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	15,341
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	4,000	4,146
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,910
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,632
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,605	51,833
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,000	2,377
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	35,068
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,734
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	1,065
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	37,353
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,485
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	32,870
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	18,044
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	49,908
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	8,207
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	4,068
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,000	4,233
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	28,780
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,835
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,853
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,535
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,970	4,288
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	10,000	10,233
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,683
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,135
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,860
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	43,268
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	27,973
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,052
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	58,720	50,838
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	10,000	10,126
New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/40	1,985	1,787
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	24,475	24,532
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	63,536
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	34,842
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	5,000	5,222
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,025	1,100
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	14,151
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	20,000	19,890
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	6,017

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	14,880	14,779
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	15,580	15,474
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	36,095	36,634
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	22,122
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	21,540	23,426
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	2,210	2,413
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	10,190	10,331
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	10,100	10,240
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	30,475	31,636
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20,000	20,762
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15,365	15,984
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	12,000	12,363
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	20	21
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	195	195
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	620	621
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	285	285
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,076
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	50	50
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,748
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	8,245	9,660
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	16,193
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	9,000	10,600
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	14,070	13,800
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	11,190	12,764
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,211
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/23	80	80
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/24	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,694
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,236
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	11,366
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	13,000	13,894
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	2,420	2,481
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	17,815	18,160
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	7,000	7,080
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	22,575	22,635
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	10,001
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	310	310
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,540
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	65
[3]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/32	3,800	4,255
[3]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/35	1,345	1,485
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,225
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	2,813
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,614
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,412
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,073
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,307
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,683
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,737
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	55,250
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,966
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,410
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	28,943
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	18,825
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	33,470

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	35,012
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	15,364
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	42,348
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	39,765
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,056
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	20,289
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	29,693
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	20,081
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	33,192
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,416
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	21,690	22,912
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,381
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	36,424
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	12,885	13,409
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	19,644
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	19,893
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,512
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	17,105
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,731
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	8,010
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	10,387
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	6,133
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,560
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	10,287
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,519
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,123
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,849
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,421
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	400	387
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,172
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,789
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,179
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,500	2,301
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	19,868
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,738
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,610	3,603
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,550	5,537
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	29,719
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,630	2,599
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	12,045	12,049
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	10,360	10,371
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,165
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,547
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	836
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	691
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	138
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,298
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,503
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,199
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	26,930
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	14,210	14,274
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,799
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	6,685	6,651
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	3,931
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	6,485
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,683
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	35,680	34,956
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	3,919
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	33,000	37,008
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	17,757
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	10,000	10,870
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	13,665	15,861
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,151
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	4,281
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	36,107
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,598
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	23,727

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	19,289
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,240
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	25,680
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	23,619
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,000	3,472
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	16,028
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	31,392
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,368
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	20,110	20,132
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	30,939
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	5,000	5,321
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	31,334
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	31,214
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,935
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	47,347
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	8,620	8,810
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	49,632
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	6,277
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,843
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	7,500	7,540
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	13,119
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	9,988
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	2,960	3,259
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	9,835	9,702
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	52,210	53,059
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	30,000	30,488
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	3,125	3,288
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	6,025	6,400
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,754
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	13,219
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,690
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/39	11,720	11,819
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,477
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	46,344
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	44,324
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,840	1,835
New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	1,000	959
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/36	1,650	1,805
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/38	4,495	4,880
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	705
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,176
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	954
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	808
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,329
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,567
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	4,356
New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	4,920	4,804
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,278
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,214
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	28,584
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	12,901
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,078
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	22,320	22,618
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,048
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,577
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	13,480
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,834
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,529
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,663
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,275
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,511
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,315
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,552
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,420
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,404
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,720
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,927

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,568
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,471
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,630
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	6,395	6,992
	Port Chester-Rye Union Free School District GO	5.000%	6/1/23	550	551
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	16,300	16,761
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,000	6,170
[3]	Suffolk County NY GO	5.000%	11/1/28	8,420	9,515
	Suffolk County NY GO	5.000%	6/15/30	1,000	1,160
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,176
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,558
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,825
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	9,221
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	11,180
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	20,731
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	16,196
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,710
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,260
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,711
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,767
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,595
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,141
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,622
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,350
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,770
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,879
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	18,019
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	12,010
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,209
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	8,113
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	6,000	6,917
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	2,035	2,391
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	8,211
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	8,210	9,892
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	5,903
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	1,750	2,010
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/39	2,300	2,323
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	20,000	22,459
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	17,598
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/27	10,000	10,965
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	31,285	35,952
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	10,320	12,315
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/40	6,500	7,276
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.250%	5/15/41	7,500	8,573
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/42	7,500	8,339
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/43	31,220	34,592
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	2,928
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	18,837
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	19,457
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,100	1,254
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,500	1,697
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,477
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,410	3,859
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,200	3,597
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	3,915	4,384
[2]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	3.596%	1/1/32	3,130	3,103
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,737
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,900
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,243
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,206
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,786

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,202
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,379
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,244
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,230	2,099
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,299
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,280
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,725
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,555
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	8,663
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,480
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,942
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,220
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,181
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	4,000	4,080
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	19,849
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	26,572
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	40,585
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	18,494
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	53,503
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,613
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	23,314
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	19,000	21,999
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,855
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,309
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,535	3,287
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,631
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,400
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,990
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	11,300	9,645
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	120	120
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,547
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,633
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,151
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,718
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,873
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,867
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,255
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,627
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,809
[3]	Yonkers NY GO	5.000%	3/15/29	600	681
[3]	Yonkers NY GO	5.000%	3/15/30	600	694
[3]	Yonkers NY GO	5.000%	3/15/32	500	596
[3]	Yonkers NY GO	5.000%	3/15/33	750	892
[1]	Yonkers NY GO	5.000%	11/15/35	425	497
[1]	Yonkers NY GO	5.000%	11/15/36	450	518
[1]	Yonkers NY GO	5.000%	11/15/37	425	486
[1]	Yonkers NY GO	5.000%	11/15/39	1,000	1,129
					9,744,583
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,048
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	210	244
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	277
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	383
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	420
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,127
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,800
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,407
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,215
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,072
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,371
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,834
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,033
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,544
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,799
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,750	3,206
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,358
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,230

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,969
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	3,000	3,396
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,339
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,200	2,205
	Charlotte NC COP	3.000%	6/1/39	3,685	3,245
	Charlotte NC COP	3.000%	6/1/41	4,060	3,464
	Charlotte NC GO	5.000%	6/1/34	2,370	2,711
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/29	3,545	4,078
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/33	2,500	3,082
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/34	6,580	8,196
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,535	1,919
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,916
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,705	1,877
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,275	18,130
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	10,156
	East Carolina University College & University Revenue, Prere.	5.000%	10/1/23	100	101
[4]	Forsyth County NC GO TOB VRDO	3.900%	5/1/23	6,300	6,300
	Moore County NC Appropriations Revenue	5.000%	6/1/29	755	862
	Moore County NC Appropriations Revenue	5.000%	6/1/30	650	756
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,415
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,656
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,380
	North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	8,257
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	8,019
	North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	22,083
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,979
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	9,954
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,732
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	19,827
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,179
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,553
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	10,000	10,371
[12]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/43	6,175	6,179
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,410	2,339
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,630	2,549
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	10,610	10,554
[12]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	12,550	13,667
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	465
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	287
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	456
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,397
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	788
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	301
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	355
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	939
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,964
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	559
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	980
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,537
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	647
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	493
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,690
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,587
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	616
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,183
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	939
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	602
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,133
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,571
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	1,968
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	1,718
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	305	287
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	990
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/5/23	25,330	25,330
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	175	181

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	635	658
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	500	518
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,333
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,775
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	2,684
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/27	2,930	3,213
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/28	1,000	1,122
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,864
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,118
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,044
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,297
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	3,653
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,798
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,444
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,775
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,057
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,477
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	4,187
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	17,235
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,889
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	21,594
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,785
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,086
	Raleigh NC GO	5.000%	4/1/26	3,290	3,511
[12]	Union County NC GO	5.000%	9/1/27	5,935	6,553
[12]	Union County NC GO	5.000%	9/1/28	5,000	5,638
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,031
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,288
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,126
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,114
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,416
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,183
	Wake County NC GO	4.000%	2/1/34	10,845	11,949
	Wake NC GO	5.000%	5/1/29	14,190	16,311
	Wake NC GO	5.000%	5/1/29	8,295	9,535
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,258
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,436
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	516
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	546
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	581
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	850
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	870
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	618
					503,662
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,824
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,052
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,187
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,467
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,844
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,594
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,745
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,367
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	938
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,821
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	1,978
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	4.060%	1/1/43	1,555	1,547
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/52	3,625	3,502
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	5,680	6,137
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,559
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	1,955
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,749
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	1,737
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,000	1,908
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	2,000	1,973

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,507
				51,391
Ohio (2.8%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,421
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	420
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,282
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	342
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,390
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	675	740
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	740
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,057
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	382
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	897
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	297
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,706
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,300	3,212
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,642
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	746
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	9,891
Akron OH Income Tax Revenue	4.000%	12/1/25	470	482
Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,243
Akron OH Income Tax Revenue	4.000%	12/1/28	775	810
Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,060
Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,633
Akron OH Income Tax Revenue	4.000%	12/1/30	890	929
Akron OH Income Tax Revenue	4.000%	12/1/30	405	431
Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,251
Akron OH Income Tax Revenue	4.000%	12/1/31	490	509
Akron OH Income Tax Revenue	4.000%	12/1/31	370	391
Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,725
Akron OH Income Tax Revenue	4.000%	12/1/32	745	771
Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,219
Akron OH Income Tax Revenue	4.000%	12/1/33	615	635
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	13,207
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,615	12,638
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,714
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	12,079
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,466
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	10,451
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,825
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,082
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,621
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,727
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	4.200%	5/3/23	3,200	3,200
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,060	32,951
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,053
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,253
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	4,530
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,476
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	8,938
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,234
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	3,590	3,465
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,924
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,602
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,888
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,152
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/32	2,800	3,223
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	4,250	4,856
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,258
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,319
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	2,155	2,141
American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,497
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,103
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,529
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,915
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,020
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,110

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,179
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,045
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	5,055	5,360
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,335	2,562
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	9,795	10,696
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,750	5,118
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,654
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	2,987
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,872
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	13,815	13,494
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	41,560	38,737
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,165	1,240
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,245	1,325
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	622
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,175
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,194
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,924
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,373
	Cincinnati OH GO	5.000%	12/1/27	845	936
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,128
	Cincinnati OH GO	4.000%	12/1/31	780	826
	Cincinnati OH GO	4.000%	12/1/32	800	843
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,127
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,382
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	887
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,470
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,845
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,711
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,368
	Cleveland Municipal School District GO, Prere.	5.000%	6/1/23	3,730	3,735
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,169
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,071
	Cleveland OH GO	4.000%	12/1/33	310	332
	Cleveland OH GO	4.000%	12/1/34	2,285	2,424
	Cleveland OH GO	4.000%	12/1/35	1,660	1,735
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,073
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	719
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	543
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	464
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	729
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	489
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	438
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	448
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	695
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,249
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,416
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	1,870	2,076
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	1,915	2,100
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	2,065	2,240
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/37	1,170	1,257
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	2,400	2,551
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/40	2,525	2,720
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/41	2,660	2,864
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/42	2,805	3,010
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	227
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	231
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	288
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	344
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	401
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	391
[3]	Columbus City School District GO	0.000%	12/1/27	14,060	12,240
[3]	Columbus City School District GO	0.000%	12/1/29	11,170	9,150
	Columbus City School District GO	5.000%	12/1/30	5,110	5,448
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,232
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,559
	Columbus OH GO	4.000%	8/15/24	3,570	3,617
	Columbus OH GO	5.000%	8/15/24	10,325	10,589

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus OH GO	5.000%	7/1/25	1,285	1,345
	Columbus OH GO	4.000%	4/1/26	16,170	16,780
	Columbus OH GO	5.000%	4/1/29	11,010	12,142
	Columbus OH GO	5.000%	4/1/31	3,675	4,370
	Columbus OH GO	5.000%	4/1/39	7,950	8,724
	Columbus OH GO	5.000%	4/1/40	5,050	5,519
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	10,980
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	3,640
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,003
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,556
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,204
[12]	Copley-Fairlawn City School District GO	5.000%	12/1/39	450	484
[12]	Copley-Fairlawn City School District GO	5.000%	12/1/40	550	588
[12]	Copley-Fairlawn City School District GO	5.000%	12/1/41	820	874
[12]	Copley-Fairlawn City School District GO	5.000%	12/1/42	1,000	1,063
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,069
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,369
	Cuyahoga County OH GO	3.000%	12/1/33	2,460	2,411
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,176
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,093
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,971
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,007
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,436
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,590
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,849
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	550	555
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,546
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,516
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	10,639
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	317
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	636
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	854
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	1,505	1,527
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	671
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	985
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,336
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	623
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,583
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,175
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,213
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	8,919
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,323
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,323
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,323
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,247
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,079
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,905
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,025
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,946
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,293
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,703
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,101
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,091
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,619
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,442
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	8,000	8,000
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,321
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,460
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	920	997
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	947
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,028
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,631
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,026
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	12,264
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,115
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,141
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,769

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,180
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,276
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,625
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,494
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,579
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,745
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,433
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,140
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	13,786
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,129
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	703
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,000	971
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,798
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,625
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	3,721
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	3,707
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,544
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,210
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,215
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,779
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,215
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,342
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,813
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,095	10,291
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	865
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,278
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,615
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,602
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,399
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,689
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,038
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,824
	Miami University College & University Revenue	5.000%	9/1/31	545	645
	Miami University College & University Revenue	5.000%	9/1/32	405	479
	Miami University OH College & University Revenue	5.000%	9/1/29	275	314
	Miami University OH College & University Revenue	5.000%	9/1/30	500	582
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,086
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,142
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	364
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,905
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	11,063
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	923
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,419
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	750
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	9,059
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,325
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	823
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,662
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,264
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	819
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,825
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	470
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,337
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	782
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,728
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	480
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	15,780
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	507
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,110
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	2,124
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	372
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,420	2,231
[4,5]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/1/23	30,000	30,000
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,863
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	13,030
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	9,725	9,769
	Ohio Appropriations Revenue	5.000%	12/15/25	2,015	2,130

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Appropriations Revenue	5.000%	12/15/26	750	812
	Ohio GO	5.000%	2/1/25	5,000	5,186
	Ohio GO	5.000%	5/1/25	19,650	20,499
	Ohio GO	5.000%	6/15/26	1,015	1,086
	Ohio GO	5.000%	8/1/26	25,360	27,217
	Ohio GO	5.000%	9/1/26	10,000	10,754
	Ohio GO	5.000%	11/1/26	7,080	7,645
	Ohio GO	5.000%	2/1/27	11,595	12,290
	Ohio GO	5.000%	5/1/27	5,085	5,422
	Ohio GO	5.000%	9/15/27	2,410	2,660
	Ohio GO	5.000%	11/1/27	6,635	7,347
	Ohio GO	5.000%	3/1/31	7,840	8,523
	Ohio GO	5.000%	5/1/31	1,335	1,390
	Ohio GO	5.000%	3/1/32	8,230	8,940
	Ohio GO	5.000%	3/1/33	8,645	9,371
	Ohio GO	5.000%	5/1/33	3,000	3,351
	Ohio GO	5.000%	6/15/33	16,465	17,460
	Ohio GO	5.000%	9/1/33	10,355	10,489
	Ohio GO	5.000%	3/1/34	9,075	9,817
	Ohio GO	5.000%	5/1/34	3,250	3,622
	Ohio GO	5.000%	9/1/34	10,885	11,022
	Ohio GO	5.000%	3/1/35	8,530	9,173
	Ohio GO	5.000%	5/1/35	9,525	10,265
	Ohio GO	5.000%	6/15/35	19,795	20,857
	Ohio GO	5.000%	9/1/35	11,445	11,581
	Ohio GO	5.000%	3/1/36	10,005	10,702
	Ohio GO	5.000%	3/15/36	5,000	5,059
	Ohio GO	5.000%	5/1/36	6,060	6,256
	Ohio GO	5.000%	6/15/36	18,000	18,900
	Ohio GO	5.000%	3/1/37	10,505	11,198
	Ohio GO	5.000%	5/1/37	19,940	21,296
	Ohio GO	5.000%	3/1/38	9,030	9,606
	Ohio GO	5.000%	6/15/39	3,000	3,310
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	9,568
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	24,204
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	10,148
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	24,776
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,015	1,082
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	16,830
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	392
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	493
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,414
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	616
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,644
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	1,003
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,885	2,025
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,724
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	8,125
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,175	4,421
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,300
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,292
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,241
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,826
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,603
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,173
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,481
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,000	968
[12]	Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/28	10,500	10,338
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/23	250	250
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,473
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,127
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,657
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,869
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,217
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,505
	Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,710
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,162

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,326
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	9/1/50	1,965	1,951
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,495	3,388
[12]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	13,050	14,006
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,060
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,578
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,750
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,261
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,779
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	2,899
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,427
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,122
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,230
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,598
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,302
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,280
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,572
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	924
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	952
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,137
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,715
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,501
	Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,552
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,300
	Ohio State University College & University Revenue	4.000%	12/1/37	5,000	5,156
	Ohio State University College & University Revenue	4.000%	12/1/40	8,135	8,241
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,340	3,797
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,630	3,050
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,449
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,255	5,099
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,687
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	7,500	9,124
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	11,030
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,381
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	18,661
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,032
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	8,016
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	1,070	1,232
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,275	6,043
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	4,804
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	4,230	1,737
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/43	17,500	18,599
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,296
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,087
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,087
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	963
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	10,427
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	10,545
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,484
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	6,114
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	15,708
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	19,840
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	3,544
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	11,380
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,971
[12]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	13,125	14,385
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	17,562
[12]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	14,480	16,030
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	25,206
[12]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	4,480	5,017
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	27,020
[12]	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	8,360	9,455
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	4,126
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	500	581
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,720
	Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,712
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,849

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,168
	Toledo OH GO	4.000%	12/1/35	1,200	1,245
[1]	University of Akron College & University Revenue	5.000%	1/1/30	1,085	1,228
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,190
	University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,119
	University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,047
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	778
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,310
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,291
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,702
	University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,029
	University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,002
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,187
	Worthington City School District GO	5.000%	12/1/38	700	802
	Worthington City School District GO	5.000%	12/1/39	1,000	1,140
					1,946,153
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/29	2,000	2,126
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/29	2,500	2,818
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/30	5,950	6,382
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/30	4,300	4,903
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	813
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,588
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,832
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	8,271
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	973
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,050
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,030
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,557
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,085
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,391
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,144
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,125
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,203
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,577
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,324
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,393
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,464
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,531
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,094
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	13,791
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,062
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,550
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,548
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,342
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,519
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,005
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,485
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,483
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	17,400	17,457
[12]	Oklahoma City OK GO	5.000%	3/1/28	3,080	3,421
	Oklahoma City OK GO	4.000%	3/1/30	1,900	1,996
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,850
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,979
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,674
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,085
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,859
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,876
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,559
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,223
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,249
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,041

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,687
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,535	8,260
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	17,429
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	428
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	560	629
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/30	1,245	1,426
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,555
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	3,891
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,249
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	2,816
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,015
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	499
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,000
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	946
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	427
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	407
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	10,940
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,421
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,705
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,856
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,493
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	4,231
	Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,457
	Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,062
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/27	2,350	2,467
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,023
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	360
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,265
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,352
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	3,863
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	6,747
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	995
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	11,183
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,741
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,024
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,058
					274,635
Oregon (0.9%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,177
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	1,000	1,070
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,170
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	758
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	995
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,919
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	17,120	18,316
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	3,834
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,282
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,455
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	310	336
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	432
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	590
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	616
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	565
	Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,550
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	606
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	818
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	826
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	3,905	2,968
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,530
	Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,092
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	660
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	671
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	679
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,124
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	729
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	894
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,391

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,638
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,869
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,370
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	13,103
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/37	5,000	5,312
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	8,796
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	9,907
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	5,303
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,716
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	11,066
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/40	6,820	7,836
	Multnomah County School District No. 40 GO	0.000%	6/15/37	1,000	553
	Multnomah County School District No. 40 GO	0.000%	6/15/38	750	388
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,906
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	2,972
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,667
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,868
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	19,853
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	16,674
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	20,025	20,258
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	6,157
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	18,936
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	5,033
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	22,875
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	5,671
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	9,795
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,578
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,084
	Oregon GO	5.000%	5/1/36	4,285	5,095
	Oregon GO	5.000%	5/1/37	3,590	4,209
	Oregon GO	5.000%	5/1/38	2,780	3,241
	Oregon GO	5.000%	5/1/39	2,500	2,899
	Oregon GO	5.000%	8/1/39	1,175	1,302
	Oregon GO	5.000%	5/1/40	3,890	4,481
	Oregon GO	5.000%	6/1/40	2,550	2,940
	Oregon GO	4.000%	8/1/40	2,855	2,909
	Oregon GO	5.000%	5/1/41	2,900	3,325
	Oregon GO	5.000%	6/1/41	2,450	2,812
	Oregon GO	5.000%	5/1/42	9,000	10,268
	Oregon GO	5.000%	6/1/42	5,000	5,709
[12]	Oregon GO	5.500%	12/1/53	5,995	6,518
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/25	1,430	1,491
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	705	753
	Oregon GO, Prere.	5.000%	11/1/23	1,440	1,453
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,095
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	8,215	9,248
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.050%	7/1/36	1,000	803
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	2,315	2,281
[12]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/53	7,330	7,986
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	617
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	780
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	728
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	728
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,038
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,139
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,323
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,236
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	320
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	649
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	655
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,299
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	17,140
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,300
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,187
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,259
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,844
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,062

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,545
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,445
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,125
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,839
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,140
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,114
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,620
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,829
Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,156
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,325
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,513
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,797
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,415
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,288
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,784
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,232
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,540
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,250
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,528
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,734
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,488
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,693
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,384
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,131
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,459
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,804
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,068
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,120	1,286
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,065	1,242
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,244
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,130
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,906
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,838
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,546
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,571
Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	4,364
Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,488
Portland OR (Portland Building Project) GO	5.000%	6/15/40	2,000	2,168
Portland OR GO	5.000%	6/1/25	620	648
Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,850
Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,291
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	330
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,435
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	262
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	313
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	249
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	185
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	189
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	173
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	809
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,436
Salem-Keizer School District No. 24J GO	5.000%	6/15/28	735	822
Salem-Keizer School District No. 24J GO	5.000%	6/15/29	1,800	2,058
Salem-Keizer School District No. 24J GO	5.000%	6/15/30	925	1,077
Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	17,016
Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,665
Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,901
Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,559
Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,196
Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,686
Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,160
Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,687
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,981
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,507
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,318
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	5,000	5,351
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/39	4,475	4,911

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	1,950
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,193
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/31	325	384
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,560	11,328
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,928
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.010%	6/15/37	2,442	1,342
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	2,859
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	1,000	898
					664,335
Pennsylvania (5.5%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	988
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/32	1,165	1,342
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	1,031
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	729
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	563
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	1,931
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.770%	5/1/23	1,800	1,800
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.657%	2/1/33	3,235	3,132
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	1,410	1,446
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	9,051
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,988
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	15,673
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,700
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	15,392
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	3,782
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	9,162
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,643
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,534
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	2,957
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	6,693
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	2,729
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,802
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	7,765
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	11,772
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	5,309
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	9,050
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,786
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,376
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,876
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,015
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,955
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	6,383
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,343
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	11/15/47	54,550	53,217
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,510	1,516
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,635
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,902
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	484
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	875
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	417
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,233
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	701
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	617
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	763
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	416
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,284
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,521
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	4,817
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,614
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,627
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,106
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,599
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,799
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,576
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/29	1,450	1,534
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/30	1,450	1,541

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/31	2,225	2,374
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/32	2,265	2,425
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,750	1,871
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	10,010	10,066
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,165	1,240
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,850	1,948
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	1,041
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	4,495	4,587
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	2,815
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,640	7,807
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,661
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	2,929
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	20,683
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	7,765	7,637
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,293
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,529
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,603
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,625
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	376
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	3,438
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,092
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	1,735	1,072
[3]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,684
[3]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,151
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,842
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,558
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	1/1/30	1,865	1,815
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	7/1/31	2,150	2,092
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.566%	1/1/32	1,840	1,791
	Bethlehem Area School District GO	5.000%	11/15/29	860	989
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	410	411
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	428
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	451
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	475	485
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	602
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	814
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	860
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/31	1,825	1,914
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/32	1,915	2,006
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	301
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,288
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	2,055	2,018
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,760
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,460
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,210
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,297
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,171
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,081
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	631
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,112
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,907
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,001
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,065
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,171
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,665
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,742
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,405
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,669
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,721
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,463
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,254
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	979
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,366
	Chester County IDA Recreational Revenue	5.000%	12/1/33	4,350	5,097
	Chester County IDA Recreational Revenue	5.000%	12/1/34	4,795	5,630
	Chester County IDA Recreational Revenue	5.000%	12/1/35	2,500	2,908

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County IDA Recreational Revenue	5.000%	12/1/36	2,165	2,495
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,270
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,518
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,475
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,706
[3]	Coatesville School District GO	5.000%	8/1/24	5,385	5,507
[3]	Coatesville School District GO	5.000%	8/1/25	4,045	4,227
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	977
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,261
	Colonial School District GO	5.000%	2/15/36	1,000	1,085
	Colonial School District GO	5.000%	2/15/37	1,015	1,095
	Colonial School District GO	5.000%	2/15/38	1,560	1,676
	Colonial School District GO	5.000%	2/15/39	1,350	1,447
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,027
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	1,000	1,079
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,100
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,121
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	5,688
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,955
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,756
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	13,373
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,381
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,280
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,026
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,410
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	4,918
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	20,000	20,237
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	25,096
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,420	6,666
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	60,000	62,732
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,225	2,335
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	38,855	41,051
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	40,558
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	26,314
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	8,160	8,905
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	21,908
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	16,514
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,242
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	19,975	22,382
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,396
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	26,220
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	24,752
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,564
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	45,751
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	42,158
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	10,000	10,825
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	45,135
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,367
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	22,000	26,206
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	19,669
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	40,751
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	7,870	7,389
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	38,265
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,409
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,286
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,178
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,899
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,312
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,409
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,222
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	20,849
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	19,918
	Conestoga Valley School District GO	4.000%	2/1/28	535	567
	Conestoga Valley School District GO	4.000%	2/1/31	500	527
	Conestoga Valley School District GO	4.000%	2/1/32	325	341
	Conestoga Valley School District GO	4.000%	2/1/34	1,445	1,531
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,983

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conestoga Valley School District GO	4.000%	2/1/35	1,000	1,052
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,172
	Conestoga Valley School District GO	4.000%	2/1/39	640	651
	Conestoga Valley School District GO	4.000%	2/1/40	750	751
	Council Rock School District GO	2.000%	8/15/40	3,730	2,608
	Council Rock School District GO	2.000%	8/15/41	2,645	1,817
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,037
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,662
[4]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,241
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,603
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,116
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,487
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,035
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,270	3,544
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,237
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,750
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	2,000	2,123
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.260%	3/1/57	10,070	9,926
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	3.713%	3/1/57	9,530	9,244
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	16,655	18,790
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	5,459
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,041
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,101
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,632
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,052
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,126
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,001
	Easton Area School District GO	4.000%	4/1/30	2,300	2,318
	Easton Area School District GO	5.000%	2/1/31	1,580	1,749
	Exeter Township School District GO	4.000%	5/15/28	4,265	4,509
[1]	Fairview School District GO	3.000%	9/15/34	650	620
[1]	Fairview School District GO	3.000%	9/15/36	500	460
[1]	Fairview School District GO	3.000%	9/15/37	500	446
[1]	Fairview School District GO	3.000%	9/15/38	1,000	872
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,296
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,650
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,205
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,037
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	5,677
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	13,925	13,746
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,380
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	30,582
[3]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,909
[3]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,547
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,753
[3]	Hempfield Area School District GO	5.000%	3/15/42	14,000	15,497
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,940
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,089
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	862
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	486
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	464
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	7,192
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,532
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,486
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,211
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,199
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	860
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,288
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,336
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,500	1,597
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,059
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue (St Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,423
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	5,808
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,037
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	419

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	523
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,240	6,642
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,062
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	5,033
[3]	Lancaster PA GO	4.000%	11/1/23	670	672
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	167
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	209
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	390
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	392
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	222
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	201
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	214
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,259
[4]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	5/1/23	10,000	10,000
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	555
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,769
[3]	Luzerne County PA GO	5.000%	12/15/25	500	525
[3]	Luzerne County PA GO	5.000%	12/15/25	400	420
[3]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,067
[3]	Luzerne County PA GO	5.000%	12/15/26	500	534
[3]	Luzerne County PA GO	5.000%	12/15/27	500	545
[3]	Luzerne County PA GO	5.000%	12/15/27	500	545
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	761
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,130
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	714
	Manheim Central School District GO	4.000%	5/1/36	825	851
	Manheim Central School District GO	4.000%	5/1/37	750	768
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,731
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,473
	Manheim Central School District GO	4.000%	5/1/41	400	400
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,253
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	520	588
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,362
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	928
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	1,005
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,953
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,169
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,336
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,430
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,863
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,347
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,136
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,160
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,487
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,475
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,713
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,102
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	3,002
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,140
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,169
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,218
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,526
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,674
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,942
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,360
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,044
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,015
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,494
	Montgomery County IDA Industrial Revenue	4.100%	6/1/29	6,785	6,920

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	34,775	35,348
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,409
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,474
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/24	4,665	4,721
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	8,090
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,703
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,651
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	3,992
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,626
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,381
[3]	Montour School District GO	5.000%	4/1/32	3,245	3,376
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,398
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	6,099
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,663
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,252
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,090
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,081
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,340
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,577
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,073
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,062
	North Allegheny School District GO	4.000%	5/1/36	760	788
[3]	North Pocono School District GO	4.000%	9/15/29	2,175	2,313
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,865
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,088
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,355
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,507
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	8,164
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,591
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,067
[3]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,062
	Penn Delco School District GO	3.000%	6/1/32	600	594
	Penn Delco School District GO	3.000%	6/1/33	600	589
	Penn Delco School District GO	3.000%	6/1/34	830	794
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,087
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,316
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,096
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,109
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,663
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,826
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,494
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,632
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,897
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,166
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	388
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,649
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,556
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,651
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,823
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	450	509
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	525	594
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,200
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	13,298
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,453
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,254
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	11,352
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,379
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/32	1,150	1,313
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,458
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,229
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,027
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	1,200	1,367
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,050
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/34	1,470	1,661
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,091
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,369
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,439

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,019
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,704
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,524
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,892
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	4,097
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,269
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,195	1,150
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	11/15/47	12,640	12,407
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	11,455
	Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	10,000	8,438
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,422
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,644
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,343
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,658
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	4,864
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	10,044
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	910
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,386
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,680
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,550
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,127
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,183
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,070
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	8,716
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	10,255
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,714
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,119
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	9,950	10,809
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	5,640	6,110
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,955	1,932
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,200
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,226
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,645
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	2,024
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,110
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,040	1,232
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,370	2,749
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,677
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,101
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,267
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,296
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,239
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	1,809
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,223
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,577
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	548
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,945
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	556
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,969
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,700
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,493
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,390
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	7,340
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	11,753
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	9,965
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	830	822
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,005	9,716
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,320	4,151
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,690	11,848
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,000	7,325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	10,000	10,804
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	4,993
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,410
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,392

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,928
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,767
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,729
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,432
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,770
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,586
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	1,990
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,987
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,072
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	6,525	6,582
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	6,395	6,424
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,772
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	28,321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	12,370
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	39,394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,158
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	10,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	37,587
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	37,446
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,622
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,598
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,372
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,493
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,342
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,467
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,908
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	10,067
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,769
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,589
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,096
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	8,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,460
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,456
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,480
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,062
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,388
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	7,341
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,498
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,406
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	15,399
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,898
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,640
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,264
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	23,641
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,504
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,970
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,890
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,797
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	6,164
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	1,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	14,740	17,223
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	8,796
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,819
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,411
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	1,867
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,850	2,097
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,340	1,379
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	8,305	9,610
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	23,471
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	32,148

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,350
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,413
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	1,824
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,120	4,690
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,274
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,695	7,643
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	26,843
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,188
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,513
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,270	10,415
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	2,000	2,275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,734
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,000	13,352
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	1,827
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	8,000	8,830
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,165
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,100	1,229
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,699
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,884
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,017
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,000	1,020
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	5,474
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,370	1,527
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,806
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,000
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,035
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,425	1,585
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,003
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,240	6,249
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,000	1,100
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	770
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,492
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,658
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,903
[3,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	3.850%	5/1/23	3,100	3,100
[3,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	3.850%	5/1/23	2,795	2,795
[4]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.850%	5/1/23	5,240	5,240
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	437
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	725
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	229
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	150
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/32	340	330
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	500	483
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.125%	6/15/42	750	697
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	543
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	626
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	8,224
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	13,316
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	6,983
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	3,645
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	2,664
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,582
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	769
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,000
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	4,698
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	2,911
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,128
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/33	2,705	2,777
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	5,751
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,332
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	7,299
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,269

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,168
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	1,876
[12]	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	9/1/37	1,185	1,331
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	8,160	7,976
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	8,427
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,106
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,068
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,134
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,929
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,333
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,123
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,424
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,276
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	630	654
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	6,078
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,549
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,444
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,632
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,862
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,038
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,584
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,159
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,777
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,356
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,388
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,090
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,266
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,709
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,540
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	820
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	2,777
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,482
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	3,986
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,169
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,053
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,686
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,216
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,670	3,837
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,406
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,166
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,595
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	6,000	6,209
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc.PA)	5.000%	4/15/32	1,000	983
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	351
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	372
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	554
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,277
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,256
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,337
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,690
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,528
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,502
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,290
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,110
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	9,237
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,009
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	4,994
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,207
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,861
	Philadelphia PA GO	5.000%	5/1/36	6,560	7,340
	Philadelphia PA GO	4.000%	5/1/37	6,000	6,094
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,463
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,100
	Philadelphia PA GO	4.000%	5/1/39	12,285	12,319
	Philadelphia PA GO	4.000%	5/1/40	12,800	12,656
	Philadelphia PA GO	4.000%	5/1/41	5,000	4,912
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,035

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	3,880
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	5,634
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,662
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,261
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,243
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,739
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	1,986
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,120
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,500
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,304
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,420
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,487
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,513
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,517
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	11,154
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,373
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,161
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	15,027
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	573
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,529
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,748
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,793
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	15,609
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,719
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,871
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	13,679
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	271
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,938
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,928
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,172
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,400
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	2,000	2,202
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	5,951
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,425
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	2,959
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	3,275	3,593
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,367
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,394
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,478
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,310	7,739
[3,8]	Philadelphia School District GO	5.000%	6/1/24	1,875	1,905
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	20,831
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,390
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,241
	Philadelphia School District GO	5.000%	9/1/30	3,225	3,580
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,327
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,177
	Philadelphia School District GO	5.000%	9/1/32	4,425	4,898
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,673
	Philadelphia School District GO	4.000%	9/1/36	2,960	2,978
	Philadelphia School District GO	5.000%	9/1/36	1,000	1,081
	Philadelphia School District GO	5.000%	9/1/37	1,000	1,076
	Philadelphia School District GO	4.000%	9/1/39	4,520	4,334
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/27	2,330	2,418
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,005	1,098
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	640	712
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	7,450
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,084
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	4,000	4,517
	Pittsburgh PA GO	5.000%	9/1/32	500	574
	Pittsburgh PA GO	5.000%	9/1/33	500	573
	Pittsburgh School District GO	5.000%	9/1/25	1,850	1,932
[3]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,352
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,138
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,138
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	625
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,149

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	777
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	568
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,954
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,206
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,491
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,452
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,170
[2,3]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	9/1/40	8,990	8,992
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,005
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	15,375
[3]	Reading School District GO	5.000%	3/1/26	1,235	1,305
[3]	Reading School District GO	5.000%	3/1/36	1,250	1,339
[1]	Ridley School District GO	3.000%	11/15/38	3,820	3,406
[3]	River Valley School District GO	4.000%	3/15/29	1,470	1,568
[3]	River Valley School District GO	4.000%	3/15/30	1,610	1,736
[3]	River Valley School District GO	4.000%	3/15/31	1,670	1,794
[3]	River Valley School District GO	4.000%	3/15/32	1,740	1,856
[3]	River Valley School District GO	4.000%	3/15/34	1,880	1,981
[3]	River Valley School District GO	4.000%	3/15/35	1,955	2,043
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,175
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,935
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,789
	Rose Tree Media School District GO	5.000%	4/1/29	700	742
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,595
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,846
	Scranton PA School District GO	5.000%	12/1/31	1,730	1,963
	Scranton PA School District GO	4.000%	12/1/41	1,750	1,710
	Scranton PA School District GO	4.125%	12/1/43	1,450	1,424
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,054
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,207
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,112
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	121
	Seneca Valley School District GO	4.000%	4/1/35	1,875	1,975
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,056
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	917
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,191
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/34	790	899
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/39	1,000	976
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/40	1,000	971
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,720
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	2,970
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,562
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,245
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	21,363
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	9,884
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	33,471
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	16,295
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	8,440	8,947
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,882
[3]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	640
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,534
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,692
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,766
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,113
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,684
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,321
	Township of Bensalem PA GO, Prere.	5.000%	6/1/23	110	110
[3]	Trinity Area School District GO	4.000%	11/1/37	600	610
[3]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,757
[3]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,768
[3]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,254
	Twin Valley School District GO	3.000%	4/1/28	1,000	1,004
	Twin Valley School District GO	3.000%	4/1/29	500	502

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,152
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,195
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,082
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,205
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,281
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	3,906
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	633
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	648
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	662
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,358
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,389
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,419
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	6,833
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	150
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	230
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	230
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	345
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	344
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	420
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	742
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	588
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,313
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,171
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,012
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,308
[1]	William Penn School District GO	3.000%	11/15/39	1,000	859
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,316
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,358
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,412
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,471
	York County IDA Industrial Revenue PUT	4.100%	4/3/28	4,405	4,405
					3,829,862
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	4,934	4,941
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	17,590	16,664
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	82,894	84,454
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	90,864	94,700
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	98,044	103,647
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	73,401	78,572
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	63,454	37,026
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	32,898	30,102
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	21,119	18,890
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,455	6,520
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,745	5,836
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,150	5,223
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,295	2,328
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	25,910	26,219
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	10,590	10,603
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,000	4,005
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	9,500	9,474
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,500	1,480
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	8,087	5,075
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	2,938
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	5,098
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	2,270	2,289
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	2,575	2,635
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	2,725	2,839
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,420	1,486
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	445
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	245
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	660
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.550%	11/15/30	5,000	5,033

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	189
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	395	437
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	49
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	35	33
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	30	27
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	40
[3,7]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,095
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,661	2,528
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	46,632	38,607
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	56,275	42,390
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	7,993
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	2,946
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	265,932	247,265
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	18,975
					932,184
Rhode Island (0.3%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,403
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	549
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	687
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,654
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	521
	Rhode Island GO	3.000%	5/1/32	8,170	8,171
	Rhode Island GO	3.000%	5/1/33	8,420	8,420
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,135
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	558
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	447
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	250	288
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	438
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	446
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	467
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	558
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	500
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	505
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	114
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	530
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	565
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	683
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/37	395	437
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	442
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	847
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	802
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	587
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,395
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,562
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,019
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,049
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,016
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	2,964
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	974
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,042
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	5,547
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	942
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,275
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,552

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,797
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	3,000	3,161
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	2,964
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/37	3,480	3,583
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,578
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	5,076
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,523
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,239
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	2,500	2,521
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	3,015
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,382
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,422
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	2,775	2,772
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	3,605	3,575
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	7,000	6,770
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	16,420	15,927
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,633
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	12,700	12,564
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/50	7,500	7,432
					181,025
South Carolina (1.4%)
	Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	8,181
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	683
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,351
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	695
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,117
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	831
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,251
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	987
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	868
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	541
	Charleston County SC GO	5.000%	11/1/25	7,660	8,093
	Charleston County SC GO	4.000%	11/1/34	7,410	7,727
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	10,258
	Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	775
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,044
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,106
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	687
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,641
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,640
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,953
	Fort Mill School District No. 4 GO	3.125%	3/1/33	5,155	5,066
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	701
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	693
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	629
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	621
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	764
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	854
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	961
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,590	7,430
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,275
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	965
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,110
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	973
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,087
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	159
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	6,814
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	6,415
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,215
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,162
	Kershaw County SC School District GO	5.000%	3/1/29	8,210	9,038
	Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,077
	Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,510
	Lancaster County SC School District GO	4.000%	3/1/32	6,135	6,395
	Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,031
	Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,250
	Lexington & Richland School District No. 5 GO	4.000%	3/1/29	4,000	4,329

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lexington & Richland School District No. 5 GO	4.000%	3/1/30	12,000	13,113
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,157
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,350
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,531
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,765
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,569
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,313
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	409
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	295
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,106
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,224
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,629
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,650
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,022
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,021
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,804
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,534
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,065
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,106
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,477
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,344
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/33	1,465	1,612
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/34	1,785	1,955
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/35	2,040	2,215
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/36	2,320	2,492
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/37	2,620	2,790
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/38	2,790	2,956
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/39	2,285	2,409
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/40	3,450	3,617
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/41	1,810	1,889
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	49,881
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/28	500	544
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/29	500	550
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/30	500	556
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/31	250	280
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/32	500	558
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/33	810	898
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/34	1,000	1,105
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/35	725	731
	Patriots Energy Group Nuclear Revenue	2.000%	6/1/37	500	372
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/38	600	603
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/39	575	575
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/40	600	597
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,342
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,069
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,078
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,666
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,386
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,839
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	27,410	28,250
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,342
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,122
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,265
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,510
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,080
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,594
[4,5]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.930%	5/5/23	9,655	9,655
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	4.000%	6/1/36	4,250	3,629
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,905
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,552
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	770
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,047
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	947
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	533
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	537
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	8,506
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	19,253

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	9,835	10,883
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,901
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,618
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,286
[4,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/1/23	14,300	14,300
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	11,789
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	7,883
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	650
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	524
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,047
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,850	2,054
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,561
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	10,000	11,227
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	2,675	2,961
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	1,950	2,182
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	12,938
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	1,043
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	16,605	16,923
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	2,000	2,232
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	14,029
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	2,126
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,241
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	3,940	4,369
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	9,300	10,364
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,605
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	502
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	2,711
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	3,645
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,277
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	6,242
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,595
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	3,808
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,272
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,672
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	22,345
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	4,894
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,599
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	27,490
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,325	6,212
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,520	6,403
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	12,825	13,612
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	12,034
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,510	12,155
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	7,973
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,381
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	5,962
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,471
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	15,604
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,140
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,651
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,019
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,742
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	4,033
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,396
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	416
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,386
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	5,900	6,046
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	4,783
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,800	1,530
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	1,195	1,186
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	975	942
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,055	4,947
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	13,925	14,606
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	15,667

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	33,622
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,300	2,495
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	247
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,625	1,790
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,105	2,345
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	320
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	4,490	5,048
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	559
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	3,041
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	558
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,640	2,976
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	589
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,000	2,219
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	513
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,980
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,061
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,502
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,027
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,511
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/35	2,730	3,139
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,859
					948,985
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	676
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	665
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,301
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	695
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,316
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,235	4,538
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,885
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,053
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,860
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,461
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,249
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,206
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,953
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,883
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	12,061
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,464
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,046
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,691
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	25,327
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	3,200	3,108
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	8,400	8,128
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,030	3,306
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,006
					98,878
Tennessee (1.4%)
[5]	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	3.980%	5/3/23	12,600	12,600
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	3.980%	5/4/23	12,190	12,190
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,671
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,482
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,329
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,390
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,079
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	995
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	783
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	978
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,054
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	794
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,434
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	703
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,473
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,519
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,454
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,443

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,740
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,650
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,565
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,935
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,424
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,998
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,666
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,470
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	724
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	1,019
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,900
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,787
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,816
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,279
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,175
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,735
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,010
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,465
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	33
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	180	188
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	260	271
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	270	281
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	220	229
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	56
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	140	157
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	100	112
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	56
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	120	135
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,094
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,510
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	210
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	6,452
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,619
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,181
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,632
Maury County TN GO	5.000%	4/1/29	1,275	1,358
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,077
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,120
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,144
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	949
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,610
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,477
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,305
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,864
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,360
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,046
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	2,255	2,298
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	4,848
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,132
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	544
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	556
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	566
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	1,837
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,916
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	2,012
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,099
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,628
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,019
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,004
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	258
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	395
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	215	208
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,730	1,477

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	6,480	7,245
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,300	2,357
	Metropolitan Government of Nashville & Davidson County TN CP	3.650%	6/13/23	11,750	11,749
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,177
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,095
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,095
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,322
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,366
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,136
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	820
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	705
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,091
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,307
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,345
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,130
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	9,233
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	15,415
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	6,365	6,538
[4]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	3.850%	5/1/23	55,705	55,705
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,927
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	4.000%	1/1/32	6,925	6,934
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.450%	5/4/23	12,000	11,999
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,854
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	410
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,678
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	693
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,884
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,590
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,413
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	337
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,714
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	671
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,219
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,494
[5]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	3.820%	5/1/23	100	100
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,090
[4,5]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.900%	5/1/23	41,675	41,675
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,470
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	981
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,676
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,271
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	1,500	1,357
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	907
[5]	Sevier County TN Public Building Authority Water Revenue VRDO	3.980%	5/4/23	9,610	9,610
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,411
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,595
	Shelby County TN GO	5.000%	3/1/26	1,165	1,167
	Shelby County TN GO	3.125%	4/1/32	6,145	6,078
	Shelby County TN GO	4.000%	4/1/33	6,055	6,416
	Shelby County TN GO	4.000%	4/1/35	7,200	7,549
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	49,365	52,289
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	118,555	120,419
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	94,030	94,012
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	16,215	16,231
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	5,976
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,838
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,298
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	22,785
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,345
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	1,061
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	3,854
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	41,685	41,685
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	18,285	18,287

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	47,910	49,837
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	30,600	32,386
	Tennessee GO	5.000%	9/1/36	5,005	5,449
	Tennessee GO	5.000%	9/1/37	5,005	5,426
	Tennessee GO, Prere.	5.000%	9/1/24	2,000	2,051
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,897
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,210
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,179
	Tennessee GO, Prere.	5.000%	9/1/24	4,300	4,410
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,195	4,076
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,240	4,217
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	18,990	20,373
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,421
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,971
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	6,044
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,114
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,371
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,600
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,440
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,543
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,183
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	4,185	4,402
					1,003,733
Texas (9.8%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.375%	9/1/23	5,000	5,000
	Alamo Community College District GO	5.000%	8/15/26	2,150	2,305
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,338
	Alamo Community College District GO	5.000%	8/15/27	1,250	1,371
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,436
	Alamo Community College District GO	5.000%	2/15/29	3,140	3,561
	Alamo Community College District GO	5.000%	8/15/29	2,500	2,864
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,498
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,220
[17]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	863
[17]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	836
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,792
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,572
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,241
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,198
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,920
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,109
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,297
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,502
[17]	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,021
[17]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,312
[17]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,156
[17]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,795
[17]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,860
[17]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,133
[17]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,058
[17]	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	5,744
[17]	Amarillo Independent School District GO	5.000%	2/1/43	10,590	11,274
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/41	3,010	2,992
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/42	3,130	3,105
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/43	2,810	2,783
[17]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,255
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	262
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	204

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	333
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	75
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	75
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	266
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	525
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	79
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	540
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	83
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	324
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	395
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	341
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,640
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	381
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,270
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	147
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,112
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,516
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	907
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,889
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	472
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,631
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,240
[17]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,062
[17]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,657
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,441
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	820
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,097
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,097
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,717
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,855
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,267
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,598
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,500
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,958
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,131
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,993
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,254
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,355
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,593
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	3,024
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	870
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	882
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,621
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,996
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,458
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,625
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,583
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,698
[17]	Aubrey Independent School District GO	5.000%	2/15/39	5,055	5,738
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	405	407
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,039
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,608
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,078
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,824
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	705
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	863
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,082
	Austin Independent School District GO	5.000%	8/1/29	1,250	1,433
	Austin Independent School District GO	5.000%	8/1/37	3,285	3,849
	Austin Independent School District GO	5.000%	8/1/38	3,250	3,792
	Austin Independent School District GO	5.000%	8/1/39	3,000	3,479
[17]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,252
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,169
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,338
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,716
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,038
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	4,759

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,002
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	6,000	6,004
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,929
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,447
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,752
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,191
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	1,783
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,208
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,290
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,289
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,327
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,225
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,204
[4]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	3.900%	5/1/23	4,430	4,430
	Austin TX GO	5.000%	9/1/26	10,000	10,460
	Austin TX GO	5.000%	9/1/27	6,530	6,979
	Austin TX GO	5.000%	9/1/29	2,855	2,922
	Austin TX GO	5.000%	9/1/30	1,240	1,268
	Austin TX GO	5.000%	9/1/33	4,315	4,402
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	1,390	1,594
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,583
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,908
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,239
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,981
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	4,077
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	4,236
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/36	1,750	1,801
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,713
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	7,644
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,211
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,315
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	9,195
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	1,675	1,881
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,263
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,655
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,578
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,225
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,537
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/41	2,000	1,979
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,516
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,835
[17]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	8,265
[17]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,683
	Bell County TX GO	5.000%	2/15/26	1,000	1,060
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/36	780	890
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/37	800	901
[17]	Belton Independent School District GO	5.000%	2/15/28	540	599
[17]	Belton Independent School District GO	5.000%	2/15/29	1,530	1,736
[17]	Belton Independent School District GO	5.000%	2/15/29	645	732
[17]	Belton Independent School District GO	5.000%	2/15/30	555	642
[17]	Belton Independent School District GO	5.000%	2/15/31	520	612
[17]	Belton Independent School District GO	5.000%	2/15/33	385	450
[17]	Belton Independent School District GO	5.000%	2/15/36	740	842
[17]	Belton Independent School District GO	4.000%	2/15/37	570	592
[17]	Belton Independent School District GO	4.000%	2/15/38	875	901
[17]	Belton Independent School District GO	4.000%	2/15/39	910	931
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,791
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,352
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,952
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,829
	Bexar County TX GO	5.000%	6/15/27	5,000	5,333
	Bexar County TX GO	5.000%	6/15/28	4,370	4,657
	Bexar County TX GO	4.000%	6/15/34	2,000	2,038
	Bexar County TX GO	4.000%	6/15/34	1,260	1,310
	Bexar County TX GO	4.000%	6/15/35	3,565	3,686
	Bexar County TX GO	5.000%	6/15/36	3,550	3,836
	Bexar County TX GO	4.000%	6/15/37	3,315	3,396

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bexar County TX GO	4.000%	6/15/38	2,860	2,904
	Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	41,583
	Bexar County TX GO, Prere.	5.000%	6/15/23	160	160
	Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,102
	Bexar County TX GO, Prere.	5.000%	6/15/26	4,850	5,190
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	10,877
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	10,000	11,775
[17]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	2,097
[17]	Bridge City Independent School District GO	4.000%	2/15/41	1,220	1,224
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,330	3,193
[17]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/38	1,000	877
[12]	Celina TX GO	5.000%	9/1/36	500	573
[12]	Celina TX GO	4.000%	9/1/38	740	759
[12]	Celina TX GO	4.000%	9/1/39	4,050	4,120
[12]	Celina TX GO	4.000%	9/1/40	1,400	1,415
[12]	Celina TX GO	4.000%	9/1/41	2,000	2,010
[12]	Celina TX GO	4.000%	9/1/42	3,525	3,520
[4,12]	Celina TX Special Assessment Revenue	4.375%	9/1/30	324	321
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	207
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/42	1,000	1,005
[4,12]	Celina TX Special Assessment Revenue	5.125%	9/1/43	1,012	986
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,399
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,190
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,346
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,381
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	5,890
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	6,879
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,003
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	6,950
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,665
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,324
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,283
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,734
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	851
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	878
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,441
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,037
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	2,074
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	904
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	667
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,714
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,322
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,577
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,127
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,056
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,093
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	843
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,823
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,212
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,095
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,355
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,120
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,694
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,114
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,173
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,399
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	838
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,159
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,151
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,059
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,125
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	750
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	958
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	600	661
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,085
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,009
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,382

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,091
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,835
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,454
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,364
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,786
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,224
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	4,925
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,514
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,103
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,645
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	4,875
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,576
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	866
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	18,000	17,031
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	5,437
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,502
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,299
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,608
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,000	2,086
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,188
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,606
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	36,927
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,373
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	41,576
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	56,036
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,410
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	35,094
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	10,253
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,109
[17]	Channelview Independent School District GO	2.000%	8/15/40	1,000	707
[17]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,877
[17]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	4,943
[17]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	3,165	3,004
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	465	528
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	425
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	435	484
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	374
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	853
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	548
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,202
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	565
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	413
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	413
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	512
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	773
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,066
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,130	1,097
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,133
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,166
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,201
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,773
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	662
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,175
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	997
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,143
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	1,019
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,417
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,505
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,489
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,400	1,380
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,368
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/32	1,765	2,015
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/33	2,010	2,288
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/35	1,125	1,253
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	8/15/36	1,170	1,311
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	8/15/37	1,250	1,383
	Collin County TX GO	5.000%	2/15/33	2,000	2,249

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Collin County TX GO	4.000%	2/15/38	2,480	2,514
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,811
[17]	Comal Independent School District GO	5.000%	2/1/26	4,410	4,684
[17]	Comal Independent School District GO	5.000%	2/1/27	6,440	6,822
[17]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,653
[17]	Comal Independent School District GO	5.000%	2/1/32	850	999
[17]	Comal Independent School District GO	4.000%	2/1/33	1,875	2,047
[17]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,503
[17]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,390
[17]	Community Independent School District GO	5.000%	2/15/37	1,205	1,371
[17]	Community Independent School District GO	5.000%	2/15/39	1,440	1,620
[17]	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,710
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	138
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	191
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	171
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	191
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	230
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	269
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	295
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	314
	Conroe TX GO	5.000%	11/15/26	980	1,057
	Conroe TX GO	5.000%	11/15/27	1,035	1,142
	Conroe TX GO	5.000%	11/15/28	1,720	1,940
	Conroe TX GO	5.000%	3/1/34	300	354
	Conroe TX GO	5.000%	11/15/34	240	284
	Conroe TX GO	5.000%	3/1/35	435	508
	Conroe TX GO	5.000%	11/15/35	210	246
	Conroe TX GO	5.000%	3/1/36	465	536
	Conroe TX GO	5.000%	11/15/36	420	485
	Conroe TX GO	4.000%	3/1/37	905	935
	Conroe TX GO	4.000%	11/15/37	915	946
	Conroe TX GO	4.125%	11/15/38	955	979
	Conroe TX GO	5.000%	11/15/39	450	509
	Conroe TX GO	5.000%	11/15/40	630	708
	Conroe TX GO	4.250%	3/1/41	1,135	1,164
	Conroe TX GO	5.000%	11/15/42	475	531
[17]	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,444
[17]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,612
[17]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,051
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,271
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	141
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	200	229
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/32	300	354
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	589
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	964
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	2,049
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,251
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,834
[17]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	810
[17]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,154
[17]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,172
[17]	Crandall Independent School District GO	4.000%	8/15/42	805	799
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,199
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,358
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/35	2,750	3,213
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,419
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,524
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	3,071
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	7,975	8,215
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	11,846
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,369
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,365	10,911
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	9,030	9,506
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,137
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,773
	Dallas County Hospital District GO	5.000%	8/15/27	7,030	7,650
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	17,009

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	16,002
	Dallas County TX	5.000%	8/15/40	3,560	4,044
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,100
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,658
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,487
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,876
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,695	2,948
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,056
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	9,814
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	7,838
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,259
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	6,850
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	9,133
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	15,106
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	11,190
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	12,670
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,185
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,065	2,374
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	21,550	22,607
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,753
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,767
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,775
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,170
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,179
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,197
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,790
[17]	Dallas Independent School District GO	5.000%	2/15/36	3,750	4,371
[17]	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,924
[17]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,739
[17]	Dallas Independent School District GO	5.000%	2/15/38	3,000	3,425
[17]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,544
[17]	Dallas Independent School District GO, Prere.	5.000%	2/15/25	7,500	7,755
	Dallas TX GO	5.000%	2/15/29	3,800	4,307
	Dallas TX GO	5.000%	2/15/30	4,500	5,197
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,236
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,246
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,784
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,782
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,468
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,297
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,768
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,790
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	1,000
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,726
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	150	150
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,000	2,101
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,101
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,060	4,395
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,000	2,129
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,288
[17]	Del Valle Independent School District TX GO	5.000%	6/15/35	2,230	2,573
[17]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,565
[17]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	2,005
[17]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,604
[17]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,035
[17]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,978
[17]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,118
[17]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,034
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,792
	Denton County TX GO	5.000%	7/15/24	1,610	1,647
	Denton County TX GO	5.000%	7/15/25	1,830	1,915
[17]	Denton Independent School District GO	5.000%	8/15/30	7,775	8,214
[17]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,457
[17]	Denton Independent School District GO	3.000%	8/15/43	2,500	2,083
[17]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,253
	Denton TX GO	4.000%	2/15/34	2,630	2,699
	Denton TX GO	4.000%	2/15/39	3,605	3,646

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denton TX GO	4.000%	2/15/40	2,560	2,575
	Denton TX GO	4.000%	2/15/42	2,675	2,664
	Denton TX Utility System Water Revenue	5.000%	12/1/31	2,000	2,137
[17]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,750	2,723
[17]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	1,905
[17]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,016
[17]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	11,143
[17]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	11,120	11,489
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/35	1,300	1,369
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/36	1,350	1,405
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	3.000%	8/15/37	2,250	2,032
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,163
	Ector County Hospital District GO	5.000%	9/15/29	780	833
	Ector County Hospital District GO	5.000%	9/15/30	850	916
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,873
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,382
[9]	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,019
[17]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,706
[17]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,292
[17]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,221
[17]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,794
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,241
	El Paso TX GO	5.000%	8/15/27	1,000	1,071
	El Paso TX GO	5.000%	8/15/28	1,000	1,114
	El Paso TX GO	5.000%	8/15/28	1,440	1,604
	El Paso TX GO	5.000%	8/15/28	600	669
	El Paso TX GO	5.000%	8/15/29	1,395	1,586
	El Paso TX GO	5.000%	8/15/29	785	892
	El Paso TX GO	5.000%	8/15/29	1,005	1,078
	El Paso TX GO	5.000%	8/15/29	700	796
	El Paso TX GO	4.000%	8/15/30	3,480	3,596
	El Paso TX GO	5.000%	8/15/30	1,050	1,194
	El Paso TX GO	5.000%	8/15/30	840	972
	El Paso TX GO	5.000%	8/15/30	545	630
	El Paso TX GO	5.000%	8/15/31	4,050	4,332
	El Paso TX GO	5.000%	8/15/31	1,485	1,688
	El Paso TX GO	5.000%	8/15/31	650	739
	El Paso TX GO	5.000%	8/15/32	3,625	3,871
	El Paso TX GO	5.000%	8/15/32	1,025	1,164
	El Paso TX GO	5.000%	8/15/32	680	772
	El Paso TX GO	3.000%	8/15/33	375	366
	El Paso TX GO	5.000%	8/15/33	1,300	1,474
	El Paso TX GO	5.000%	8/15/33	1,500	1,701
	El Paso TX GO	3.000%	8/15/34	710	678
	El Paso TX GO	4.000%	8/15/34	435	458
	El Paso TX GO	5.000%	8/15/34	4,570	4,859
	El Paso TX GO	3.000%	8/15/35	430	400
	El Paso TX GO	4.000%	8/15/35	1,000	1,037
	El Paso TX GO	4.000%	8/15/35	1,075	1,114
	El Paso TX GO	4.000%	8/15/35	450	470
	El Paso TX GO	5.000%	8/15/35	4,795	5,074
	El Paso TX GO	5.000%	8/15/35	1,150	1,217
	El Paso TX GO	3.000%	8/15/36	485	442
	El Paso TX GO	4.000%	8/15/36	1,010	1,038
	El Paso TX GO	4.000%	8/15/36	1,000	1,028
	El Paso TX GO	4.000%	8/15/36	500	516
	El Paso TX GO	5.000%	8/15/36	4,005	4,216
	El Paso TX GO	5.000%	8/15/36	5,035	5,300
	El Paso TX GO	4.000%	8/15/37	500	510
	El Paso TX GO	4.000%	8/15/37	1,110	1,132
	El Paso TX GO	4.000%	8/15/37	680	696
	El Paso TX GO	3.000%	8/15/38	720	640
	El Paso TX GO	4.000%	8/15/38	1,155	1,175
	El Paso TX GO	4.000%	8/15/38	1,000	1,019
	El Paso TX GO	4.000%	8/15/39	1,000	1,012
	El Paso TX GO	4.000%	8/15/40	1,000	1,007
	El Paso TX GO	5.000%	8/15/42	9,500	9,857

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	4.000%	8/15/44	7,750	7,723
	El Paso TX GO, Prere.	5.000%	8/15/23	1,000	1,005
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,751
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,164
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	3,142
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,747
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	4,021
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	5,153
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,541
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,580
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	15,000	14,649
[17]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,538
[17]	Forney Independent School District GO	5.000%	8/15/35	2,700	3,136
[17]	Forney Independent School District GO	5.000%	8/15/40	10,745	12,043
[17]	Forney Independent School District GO	4.000%	8/15/41	8,000	8,082
[17]	Forney Independent School District GO	4.000%	8/15/42	8,000	8,033
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	359
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	235
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	722
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	336
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	721
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	500
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	780
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	575
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	337
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	394
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	807
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	441
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	852
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,425
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	394
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,187
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/31	1,315	1,532
[17]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,349
[17]	Fort Worth Independent School District GO	4.000%	2/15/42	2,000	2,022
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,094
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	6,383
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,580
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,855
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,865
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	5,019
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,837
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,132
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,807
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	3,964
[17]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,555
[17]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,156
[17]	Frenship Independent School District GO	3.000%	2/15/36	1,000	924
[17]	Frenship Independent School District GO	3.000%	2/15/38	1,000	892
[17]	Friendswood Independent School District GO	4.000%	2/15/29	800	848
[17]	Friendswood Independent School District GO	4.000%	2/15/30	950	1,016
[17]	Frisco Independent School District GO	5.000%	8/15/25	4,545	4,768
[17]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,098
[17]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,681
[17]	Frisco Independent School District GO	5.000%	8/15/26	1,265	1,342
[17]	Frisco Independent School District GO	5.000%	8/15/27	3,635	3,949
[17]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,262
[17]	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,664
[17]	Frisco Independent School District GO	4.000%	8/15/34	1,300	1,327
[17]	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,891
	Frisco TX GO	5.000%	2/15/26	2,790	2,883
	Frisco TX GO	5.000%	2/15/27	5,475	5,772
	Frisco TX GO	5.000%	2/15/29	2,505	2,647
[17]	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,484
[17]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,127
[17]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,006
[17]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,031

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,122
[17]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,083
	Galveston County TX GO	4.000%	2/1/26	1,575	1,618
	Galveston County TX GO	4.000%	2/1/27	1,565	1,627
	Galveston County TX GO	4.000%	2/1/28	1,470	1,530
	Galveston County TX GO	4.000%	2/1/29	1,055	1,099
	Galveston County TX GO	5.000%	2/1/30	1,195	1,305
	Galveston County TX GO	4.000%	2/1/32	1,195	1,239
[12,17]	Galveston Independent School District GO	5.000%	2/1/27	845	916
[12,17]	Galveston Independent School District GO	5.000%	2/1/28	850	943
[12,17]	Galveston Independent School District GO	5.000%	2/1/29	800	907
[17]	Galveston Independent School District GO	5.000%	2/1/32	750	862
[17]	Galveston Independent School District GO	5.000%	2/1/33	725	830
[17]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,142
[17]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,389
[17]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,148
[17]	Galveston Independent School District GO	4.000%	2/1/38	4,000	4,086
[17]	Galveston Independent School District GO	4.000%	2/1/39	7,450	7,567
[17]	Galveston Independent School District GO	4.000%	2/1/40	5,250	5,301
[17]	Galveston Independent School District GO	4.000%	2/1/41	5,000	5,030
[17]	Galveston Independent School District GO	4.000%	2/1/42	5,775	5,788
[17]	Garland Independent School District GO	5.000%	2/15/26	4,125	4,266
[17]	Garland Independent School District GO	5.000%	2/15/33	1,405	1,565
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,369
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,280	1,422
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,215
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,502
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,227
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,057
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,381
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,056
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,015
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,226
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,091
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,107
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,012
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,084
[17]	Godley Independent School District GO	3.000%	2/15/40	1,000	856
[17]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,755
[17]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,439
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,110
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,135	2,325
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,453
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	10,700	11,285
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,288
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	6,321
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,120	19,967
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	5,500	6,007
[17]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,475
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	504
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	539
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	574
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	917
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	1,869
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,382
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	2,100
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	3,802
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	3,933
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	2,561
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	1,803
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	2,714
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/38	1,270	1,399
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/39	1,000	1,093
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	3,400	3,687
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	126
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	101
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	141

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	172
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	111
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/36	100	101
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/37	200	201
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,982
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	325
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	434
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	507
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	535
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	831
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	235
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	620
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	437
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	335
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	692
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	789
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,035	2,001
	Harris County Cultural Education Facilities Finance Corp. CP	0.000%	5/1/23	10,000	10,000
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,129
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,097
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,149
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,323
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,640
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,828
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,613
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,318
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,248
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,390
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,273
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,358
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,727
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	3,977
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,299
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	2,775
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,463
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,980
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,020
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,738
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	4.043%	11/15/46	2,500	2,500
	Harris County Flood Control District GO	4.000%	10/1/35	3,400	3,548
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,495
	Harris County Flood Control District GO	4.000%	10/1/39	7,790	7,874
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,885
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,722
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,666
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,047
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	10,500
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	5,508
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,248
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,947
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	2,783
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,753
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,228
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,051
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,856
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,306
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,128
	Harris County TX GO	5.000%	10/1/25	5,755	6,057
	Harris County TX GO	5.000%	10/1/25	8,180	8,609
	Harris County TX GO	5.000%	10/1/27	6,335	6,663
	Harris County TX GO	5.000%	10/1/28	6,660	7,009
	Harris County TX GO	5.000%	10/1/29	6,490	6,830
	Harris County TX GO	5.000%	10/1/29	665	766
	Harris County TX GO	5.000%	10/1/30	5,405	5,679
	Harris County TX GO	5.000%	10/1/30	4,000	4,422
	Harris County TX GO	5.000%	10/1/30	800	937

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	10/1/34	2,700	2,963
	Harris County TX GO	5.000%	10/1/35	4,215	4,399
	Harris County TX GO	4.000%	10/1/36	690	724
	Harris County TX GO	4.000%	10/1/37	765	790
	Harris County TX GO	5.000%	10/1/40	17,000	17,517
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,235
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,475
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,229
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	2,030	1,986
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,062
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,021
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,024
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,567
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	2,880	2,344
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,287
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,065
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,316
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,325	4,733
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,151
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	2,500	1,787
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,124
	Harris TX Highway Revenue	5.000%	8/15/35	1,000	1,032
	Harris TX Toll Road Highway Revenue	5.000%	8/15/43	5,860	6,194
	Hays County TX GO	5.000%	2/15/26	1,145	1,215
	Hays County TX GO	5.000%	2/15/26	1,260	1,337
	Hays County TX GO	5.000%	2/15/27	1,105	1,200
	Hays County TX GO	5.000%	2/15/28	1,010	1,098
	Hays County TX GO	5.000%	2/15/28	1,695	1,843
	Hays County TX GO	5.000%	2/15/29	1,830	1,991
	Hays County TX GO	5.000%	2/15/29	1,615	1,757
	Hays County TX GO	5.000%	2/15/30	1,760	1,912
	Hays County TX GO	5.000%	2/15/30	2,175	2,363
	Hays County TX GO	5.000%	2/15/31	3,235	3,509
	Hays County TX GO	5.000%	2/15/31	1,590	1,725
	Hays County TX GO	5.000%	2/15/32	1,800	1,948
	Hays County TX GO	5.000%	2/15/34	1,035	1,116
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	223
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	468
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	528
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	997
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	530
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,535
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	476
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,000	1,039
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	620	653
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,292
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	925	966
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,385
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,480
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	886
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	862
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	894
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	846
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	932
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	621
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,496
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,025
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,070
[13]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	1,880	1,890
[17]	Houston Independent School District GO	5.000%	2/15/26	1,905	2,018
[17]	Houston Independent School District GO	5.000%	2/15/27	10,605	11,242
[17]	Houston Independent School District GO	5.000%	2/15/28	22,185	24,107
[17]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,145
[17]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,353
[17]	Houston Independent School District GO PUT	3.000%	6/1/24	3,330	3,317
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	5,004
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,045

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,286
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,050	4,663
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,425
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,428
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,045
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,857
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,832
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,926
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,949
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,325
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	6,217
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,793
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,255
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	16,390
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	10,839
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,308
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,887
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,734
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,000	3,214
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	911
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	39,205
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/36	1,000	1,035
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	2,500	2,651
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	8,185	8,938
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,650
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,343
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,164
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,080
	Houston TX GO	5.000%	3/1/25	1,600	1,661
	Houston TX GO	5.000%	3/1/26	10,000	10,606
	Houston TX GO	5.000%	3/1/27	9,800	10,394
	Houston TX GO	5.000%	3/1/27	6,025	6,543
	Houston TX GO	5.000%	3/1/28	10,025	10,908
	Houston TX GO	5.000%	3/1/29	6,000	6,536
	Houston TX GO	5.000%	3/1/31	5,195	5,510
	Houston TX GO	5.000%	3/1/32	3,840	4,068
	Houston TX GO	4.000%	3/1/33	5,000	5,156
	Houston TX GO	4.000%	3/1/33	2,340	2,498
	Houston TX GO	5.000%	3/1/33	1,105	1,169
	Houston TX GO	4.000%	3/1/34	580	616
	Houston TX GO	4.000%	3/1/35	3,000	3,071
	Houston TX GO	4.000%	3/1/35	665	700
	Houston TX GO	3.000%	3/1/36	1,015	921
	Houston TX GO	3.000%	3/1/37	3,500	3,086
	Houston TX GO	3.000%	3/1/38	3,250	2,818
	Houston TX GO	3.000%	3/1/39	2,500	2,148
	Houston TX GO	3.000%	3/1/40	2,000	1,690
	Houston TX GO	3.000%	3/1/41	3,170	2,647
	Houston TX GO, Prere.	5.000%	3/1/24	4,000	4,059
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,678
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,466
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,545
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	464
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	468
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	454
	Houston TX Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	304
[17]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,705
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	15,275
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	126
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	166
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	214
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	155
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	160
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	160
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	160
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	185

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	262
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	260
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	310
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	308
[4,12]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue	4.375%	9/1/30	447	443
[4,12]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue	5.250%	9/1/43	1,250	1,218
[17]	Judson Independent School District GO	5.000%	2/1/25	1,070	1,108
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/31	225	195
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/41	475	373
[17]	Katy Independent School District GO	5.000%	2/15/25	2,560	2,654
[17]	Katy Independent School District GO	5.000%	2/15/34	7,560	7,989
[17]	Katy Independent School District GO	4.000%	2/15/39	1,000	1,025
[17]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,274
[12,17]	Katy Independent School District GO	5.000%	2/15/40	3,180	3,564
[17]	Katy Independent School District GO	4.000%	2/15/41	1,025	1,041
[12,17]	Katy Independent School District GO	5.000%	2/15/41	4,500	5,027
[12,17]	Katy Independent School District GO	5.000%	2/15/42	5,000	5,576
[12,17]	Katy Independent School District GO	5.000%	2/15/43	3,000	3,334
[17]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	2,987
[17]	Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,179
[17]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,113
[17]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,156
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	501
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,515
[17]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,030
[17]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,174
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/28	280	291
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/29	275	287
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/30	300	315
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/31	325	344
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/32	475	468
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/33	450	442
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/34	625	553
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/35	475	460
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/36	475	450
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/38	825	656
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/39	975	762
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/40	900	689
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	388
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,249
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,659
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,143
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,584
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5,945	6,252
[17]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,032
[17]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,031
[17]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,000	2,030
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,000	2,046
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,535
[17]	Laredo Independent School District GO	4.000%	8/1/42	1,000	989
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	309
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	241
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	560
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	405
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	379
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	629
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	478
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,134
[17]	Leander Independent School District GO	0.000%	8/16/24	8,500	8,134
[17]	Leander Independent School District GO	0.000%	8/16/25	10,000	9,285
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,705
[17]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,639
[12,17]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,735
[17]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,657
[17]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,370
[17]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,283
[17]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,417

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,154
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	594
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	185
	Lone Star College System GO	5.000%	2/15/28	4,045	4,484
	Lone Star College System GO	5.000%	2/15/29	2,505	2,836
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/28	900	1,014
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	7,175	8,274
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/35	9,730	11,109
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/36	3,060	3,454
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/39	6,080	6,745
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,841
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,573
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	3,230	3,232
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	770	771
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	2,585	2,586
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	5,915	5,920
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,674
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	2,132
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,635	9,535
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,000	1,121
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,485
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,570	2,864
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	17,345	19,052
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,256
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	13,475	14,744
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,123
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,236
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/43	8,000	7,827
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,112
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,465	1,662
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/31	655	763
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/32	1,700	1,973
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/33	1,050	1,213
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/34	3,015	3,463
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/35	2,600	2,956
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/36	5,250	5,898
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,059
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	2,837
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,131
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	1,973
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,529
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,359
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,416
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	4,737
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,698
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	2,000	2,264
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	4,977
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,402
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	2,500	2,805
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,168
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,646
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,186
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	2,947
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,217
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,613
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,275	2,371
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	5,380
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	4,568
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	4,538
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,702
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,458
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,478
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,205
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,340
	Lubbock County TX GO	4.000%	2/15/29	2,170	2,329
	Lubbock County TX GO	4.000%	2/15/30	2,260	2,454
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	4,024

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	4,199
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,389
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,179
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/34	1,825	1,904
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/35	4,415	4,568
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/36	3,620	3,706
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/37	7,510	6,655
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/38	3,420	3,442
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,000	1,001
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/40	10,095	8,324
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/41	4,500	4,378
	Lubbock TX GO	4.000%	2/15/31	1,525	1,562
	Lubbock TX GO	4.000%	2/15/32	1,425	1,456
	Lubbock TX GO	4.000%	2/15/33	1,000	1,020
	Lubbock TX GO	4.000%	2/15/41	1,195	1,192
	Mainland College GO	4.000%	8/15/30	650	702
	Mainland College GO	4.000%	8/15/31	795	852
	Mainland College GO	4.000%	8/15/32	560	595
	Mainland College GO	4.000%	8/15/33	510	541
	Mainland College GO	4.000%	8/15/34	635	668
	Mainland College GO	4.000%	8/15/35	500	520
	Mainland College GO	4.000%	8/15/36	1,000	1,028
	Mainland College GO	4.000%	8/15/37	750	762
	Mainland College GO	4.000%	8/15/38	750	753
	Mainland College GO	4.000%	8/15/39	1,680	1,686
	Mainland College GO	4.000%	8/15/40	895	896
[17]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,090
[17]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,076
[17]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,086
[17]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,101
[17]	Manor Independent School District GO	5.000%	8/1/29	2,115	2,420
	Mansfield TX GO	5.000%	2/15/39	1,000	1,134
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	8,958
[17]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,178
[17]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,417
[17]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,398
	McKinney TX GO	5.000%	8/15/32	300	359
	McKinney TX GO	5.000%	8/15/33	275	328
	McKinney TX GO	3.500%	8/15/34	775	796
	McKinney TX GO	3.625%	8/15/35	780	797
	McKinney TX GO	3.750%	8/15/37	1,065	1,064
	McKinney TX GO	3.875%	8/15/39	1,830	1,816
	McKinney TX GO	3.875%	8/15/40	1,900	1,868
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	415
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	828
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	590
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	667
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,157
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	857
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	851
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,128
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	813
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,115
[6]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	378	11
[17]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,258
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	165	161
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	242
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	536
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	699
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	724
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,550
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,124
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	1,847
	Montgomery County TX GO	4.000%	3/1/29	11,625	12,345
	Montgomery County TX GO	4.000%	3/1/30	13,500	14,312
	Montgomery County TX GO	5.000%	3/1/31	16,450	17,392
	Montgomery County TX GO	5.000%	3/1/32	16,910	17,840

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Montgomery Independent School District GO	4.000%	2/15/34	6,115	6,172
[12,17]	Montgomery Independent School District GO	5.000%	2/15/40	4,395	4,924
	New Braunfels TX GO	4.000%	2/1/34	1,630	1,642
	New Braunfels TX Utility System Electric Power & Light Revenue CP	3.380%	5/9/23	17,500	17,496
[17]	New Caney Independent School District GO	5.000%	2/15/34	2,750	2,839
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,610
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,851
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,724
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,180
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,206
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,387
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,054
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,797
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,520
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/32	840	716
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/37	1,155	907
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/42	1,825	1,339
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	3,200	3,142
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,408
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	285	283
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,623
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,266
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,635	1,676
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,400
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,625
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,515
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,243
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,369
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,038
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,354
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,439
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,515
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,595
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,680
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,507
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,191
[17]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,301
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	3,227
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,435
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	528
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	392
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	698
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	537
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	218
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/31	1,000	962
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,334
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	8,871
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	8,848
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	8,391
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,254
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	3,575
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	10,834
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,069
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,775
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,826
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,342
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,209
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,809

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,018
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,205	11,326
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,712
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,204
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,245
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,734
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,917
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	49,692
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	16,875
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,789
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,204
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,650
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,118
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	45,984
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,583
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,428
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,598
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,090
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,106
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	34,098
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,570
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,588
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,463
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,630
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,069
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,699
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,070
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,370
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,305
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,462
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,154
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,379
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,008
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,493
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,179
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	16,109
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,035
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	38,121
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,373
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,790
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,121
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,532
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	12,015
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	340	340
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	2,013
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	10,541
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	15,250	15,386
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	12,403
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	1,125
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,000	12,333
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,293
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,416
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	14,155	10,969
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	3,974
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	13,000	9,253
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	42,430	28,938
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	4,000	2,448
[7]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	4,210
[17]	Northside Independent School District GO	4.000%	6/1/36	1,000	1,044
[17]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,428
[17]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,933
[12,17]	Northside Independent School District PUT GO	3.000%	8/1/26	43,660	43,472
[17]	Northwest Independent School District GO	5.000%	2/15/25	10,000	10,355
[17]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,437
[17]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,267
[17]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,558
[17]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,311

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nueces County TX GO	4.000%	2/15/34	480	508
	Nueces County TX GO	4.000%	2/15/36	640	659
	Nueces County TX GO	4.000%	2/15/39	1,250	1,257
	Odessa Junior College District GO	5.000%	8/15/26	770	824
	Odessa Junior College District GO	5.000%	8/15/28	660	725
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,233
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,021
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,929
	Odessa TX GO	3.000%	3/1/33	5,355	5,311
	Odessa TX GO	3.000%	3/1/34	2,685	2,631
	Odessa TX GO	3.000%	3/1/35	2,425	2,298
[17]	Palacios Independent School District GO	5.000%	2/15/30	1,490	1,720
[17]	Palacios Independent School District GO	5.000%	2/15/31	1,920	2,257
[17]	Palacios Independent School District GO	5.000%	2/15/32	2,310	2,756
[17]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,215
[17]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,338
[17]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,448
[17]	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,040
	Pasadena TX GO	4.000%	2/15/30	1,765	1,799
[17]	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,227
[17]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,176
[17]	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,056
[17]	Pearland Independent School District GO	5.000%	2/15/42	7,140	7,719
	Pearland TX GO	5.000%	3/1/30	9,575	10,194
[17]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,362
[17]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	1,760
[17]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	1,700	1,743
[17]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/37	2,000	2,031
[17]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	2,600	2,516
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/26	4,000	4,282
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	6,529
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,238
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	20,415	23,524
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	28,185	32,298
[17]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,713
[17]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,605
[17]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,220
[17]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,131
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	235
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	259
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	708
[17]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,490
	Plano Independent School District GO	5.000%	2/15/43	4,200	4,682
[12]	Plano TX GO	5.000%	9/1/27	4,205	4,613
[12]	Plano TX GO	5.000%	9/1/27	1,245	1,366
[12]	Plano TX GO	5.000%	9/1/28	4,415	4,945
[17]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,112
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/28	1,000	1,124
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,168
[17]	Port Neches-Groves Independent School District GO	2.000%	2/15/39	2,305	1,726
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,723
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,405
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,637
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,305
[17]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,452
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,015
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,010
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	925
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	828
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,459
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	936
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	3.800%	5/3/23	6,500	6,500
[17]	Richardson Independent School District GO	5.000%	2/15/29	1,350	1,536
[17]	Richardson Independent School District GO	5.000%	2/15/30	1,600	1,860
[17]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,410
[17]	Richardson Independent School District GO	3.000%	2/15/39	1,000	874
[17]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,846

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Richardson Independent School District GO	3.000%	2/15/41	1,000	833
[17]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,909
[17]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,660
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	216
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,778
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,290
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	1,731
[17]	San Antonio Independent School District GO	3.000%	8/15/38	1,170	1,042
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	2,106
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,375
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,458
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	671
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	2,532
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	2,663
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	2,728
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	2,836
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/33	20,000	23,611
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	17,500	20,491
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	21,625	25,014
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/36	35,700	40,761
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/37	36,485	41,232
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,813
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	391
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,846
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	400
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	8,086
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	16,194
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	485	537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,570
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	6,049
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,101
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	11,738
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	2,745
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	12,442
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	5,377
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	32,480	31,255
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	3,241
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,039
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	4,319
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,765
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,541
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	2,560	2,764
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,632
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,670	1,963
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,698
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	34,085
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,297
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	2,765	3,240
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	20,749
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	2,200	2,517
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,750	2,031
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,261
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	4,582
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,121
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	2,000	2,293
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	17,522
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	1,959
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,880
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	2,000	2,241
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,277
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,000	2,202
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	4,939
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,633
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,797
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,069
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,484

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX GO	5.000%	2/1/25	10,000	10,371
	San Antonio TX GO	5.000%	2/1/27	4,915	5,089
	San Antonio TX GO	4.000%	8/1/35	9,170	9,610
	San Antonio TX GO	4.000%	8/1/35	2,355	2,543
	San Antonio TX GO	4.000%	8/1/36	2,235	2,384
	San Antonio TX GO	4.000%	8/1/37	5,000	5,281
	San Antonio TX GO	3.000%	8/1/38	2,625	2,390
	San Antonio TX GO	3.000%	8/1/39	2,705	2,406
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,179
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,028
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,773
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,013
	San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,127
[17]	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	5,778
[17]	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	6,515
[17]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,571
[17]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,803
[17]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,072
[17]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,115
[17]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,107
[17]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,913
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,215
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,484
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,678
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,478
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,906
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,920
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,741
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,480
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,564
	San Antonio Water System Water Revenue	4.000%	5/15/38	4,000	4,096
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,901
	San Antonio Water System Water Revenue	4.000%	5/15/39	4,385	4,472
	San Antonio Water System Water Revenue	4.000%	5/15/40	14,000	14,043
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,789
	San Antonio Water System Water Revenue	4.000%	5/15/40	2,435	2,459
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	8,771
	San Antonio Water System Water Revenue	5.000%	5/15/43	9,725	10,255
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,501
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,065
	San Jacinto Community College District GO	4.000%	2/15/35	750	792
	San Jacinto Community College District GO	4.000%	2/15/36	700	731
	San Marcos TX GO	4.000%	8/15/36	1,280	1,310
[17]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,514
[17]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,664
[17]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,637
[17]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,858
[17]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,537
[17]	Sherman Independent School District GO	4.000%	2/15/30	3,400	3,703
[17]	Sherman Independent School District GO	5.000%	2/15/39	1,000	1,077
[17]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,419
[17]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,364
[17]	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,144
[17]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,925
[17]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,749
[17]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,437
	South Texas College GO, Prere.	5.000%	8/15/23	955	959
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	4,562
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	850
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	2,704
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	750
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	2,919
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	816
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,763
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,250
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	2,746
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	608

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	220
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	557
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	456
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	473
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	234
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	231
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	358
[17]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,780
[17]	Spring Independent School District GO	5.000%	8/15/25	3,690	3,870
[17]	Spring Independent School District GO	5.000%	8/15/28	7,850	8,219
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,481
[17]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,518
[17]	Spring Independent School District GO	5.000%	8/15/33	8,565	9,120
[17]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,549
[17]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,354
[17]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,310
[17]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,276
	Spring Independent School District GO	4.000%	8/15/39	10,500	10,750
	Spring Independent School District GO	4.000%	8/15/40	5,920	5,991
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	648
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,418
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,076
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,563
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,036
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,355
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,605
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,511
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	934
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	566
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,697
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,258
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,450
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	6,676
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,237
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	911
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,000	3,509
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,655
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,862
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	2,957
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,108
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,079
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,549
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,025
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	555	621
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,019
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	816
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,900	2,092
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,003
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,428
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	2,490	2,355
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	435	415
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,965	6,252
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	10,830	12,165
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	17,738
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.250%	10/1/23	21,880	22,053
	Tarrant County Hospital District GO	5.000%	8/15/25	425	445
	Tarrant County Hospital District GO	5.000%	8/15/26	1,000	1,070
	Tarrant County Hospital District GO	5.250%	8/15/36	1,000	1,180
	Tarrant County Hospital District GO	5.250%	8/15/37	1,000	1,168
	Tarrant County Hospital District GO	5.250%	8/15/38	1,500	1,741
	Tarrant County Hospital District GO	5.250%	8/15/39	1,820	2,099
	Tarrant County Hospital District GO	4.000%	8/15/43	9,000	8,847
	Tarrant County TX GO	5.000%	7/15/31	500	589
	Tarrant County TX GO	5.000%	7/15/32	500	586
	Tarrant County TX GO	4.000%	7/15/40	5,340	5,347

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County TX GO	4.000%	7/15/41	2,055	2,045
	Tarrant County TX GO	4.000%	7/15/42	4,050	3,995
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	5,068
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	5,471
[17]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,518
[17]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,655
[17]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	3,019
[12,17]	Texas City Independent School District GO	5.000%	8/15/28	1,860	2,079
[12,17]	Texas City Independent School District GO	4.000%	8/15/40	1,250	1,272
[12,17]	Texas City Independent School District GO	4.000%	8/15/41	1,610	1,630
[17]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,494
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,535	1,591
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	3,179
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	2,145	2,114
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,950	9,588
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	13,375	14,469
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	21,795	23,665
	Texas GO	5.000%	4/1/25	3,855	4,008
	Texas GO	5.000%	10/1/27	2,000	2,102
	Texas GO	5.000%	4/1/28	1,000	1,053
	Texas GO	5.000%	10/1/30	28,615	31,531
	Texas GO	5.000%	4/1/32	15,000	15,790
	Texas GO	5.000%	10/1/32	12,225	13,460
	Texas GO	5.000%	4/1/33	5,000	5,259
	Texas GO	4.000%	10/1/33	3,500	3,656
	Texas GO	5.000%	10/1/33	7,560	8,313
	Texas GO	5.000%	4/1/34	4,010	4,218
	Texas GO	5.000%	10/1/34	11,795	12,928
	Texas GO	5.000%	8/1/35	1,000	1,162
	Texas GO	5.000%	4/1/36	13,000	13,588
	Texas GO	5.000%	4/1/36	19,300	20,173
	Texas GO	5.000%	8/1/36	1,585	1,824
	Texas GO	5.000%	10/1/36	55,945	57,975
	Texas GO	5.000%	4/1/37	8,000	8,333
	Texas GO	5.000%	8/1/37	1,000	1,142
	Texas GO	5.000%	4/1/38	4,300	4,469
	Texas GO	5.000%	4/1/39	10,450	10,841
	Texas GO VRDO	3.950%	5/3/23	8,500	8,500
	Texas GO VRDO	4.050%	5/3/23	69,715	69,715
	Texas GO VRDO	4.050%	5/3/23	2,100	2,100
	Texas GO VRDO	4.050%	5/3/23	1,470	1,470
	Texas GO VRDO	3.950%	5/5/23	4,320	4,320
	Texas GO VRDO	3.950%	5/5/23	25,790	25,790
[5]	Texas GO VRDO	4.050%	5/5/23	58,475	58,475
	Texas GO, Prere.	5.000%	4/1/24	32,025	32,568
	Texas GO, Prere.	5.000%	4/1/24	10,015	10,183
	Texas GO, Prere.	4.000%	10/1/24	3,500	3,549
	Texas GO, Prere.	5.000%	10/1/24	5,320	5,467
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,661
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	17,080	17,843
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,015
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,350
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,113
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	20,725	21,580
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	18,330	19,197
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	46,640	49,061
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	3,915	4,132
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	899
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,077
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	2,000	2,155
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	11,168
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	6,343
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,075
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,750	4,815
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,586
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	1,125	1,211
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	9,249

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,109
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,089
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,570
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	3,000	3,203
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,134
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	6,920
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	9,870	9,684
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,169
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	3,175	3,336
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	6,849
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,696
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	5,000	4,780
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	6,975
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	5,787
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	2,555	2,431
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	9,900	9,456
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,254
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	9,370	8,814
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,546
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,064
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,546
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,499
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,210
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/32	1,000	978
	Texas State University System College & University Revenue	5.000%	3/15/30	2,855	3,100
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,638
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,662
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,555
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,068
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,837
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,603
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	29,876
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	170
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	4,770
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,203
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,582
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	6,478
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	5,734
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	2,811
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,130	1,202
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	13,874
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,139
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,762
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,503
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,515
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,451
	Texas Water Development Board Water Revenue	5.000%	8/1/30	1,000	1,167
	Texas Water Development Board Water Revenue	4.000%	10/15/32	4,300	4,419
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,372
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,263
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,741
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	4,229
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	6,135
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	19,348
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,359
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	6,120
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,229
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	36,862
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	9,174
	Texas Water Development Board Water Revenue	4.000%	8/1/36	5,245	5,473
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,888
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	3,954
	Texas Water Development Board Water Revenue	4.000%	10/15/36	6,130	6,394
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,607
	Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	2,044
	Texas Water Development Board Water Revenue	4.000%	10/15/37	7,000	7,228
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,394

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,280
	Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,707
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,506
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,451
	Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	22,830
	Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	20,522
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,801
	Texas Water Development Board Water Revenue	4.750%	10/15/42	5,250	5,689
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,322
[17]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,032
[17]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,100
[17]	Tomball Independent School District GO PUT	3.875%	2/15/43	4,190	4,041
	Travis County TX GO	5.000%	3/1/27	2,510	2,655
	Travis County TX GO	5.000%	3/1/28	6,180	6,532
	Travis County TX GO	5.000%	3/1/37	8,930	9,853
	Travis County TX GO	5.000%	3/1/39	6,000	6,547
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,395
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/33	1,550	1,697
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,546
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,905
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,956
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,321
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,353
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,807
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,917
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	2,022
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	2,147
[17]	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,050
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,636
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,430
	University of Houston College & University Revenue	5.000%	2/15/30	2,500	2,894
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	9,250
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,960
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	11,478
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,159
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,317
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	10,286
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,231
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	10,370
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,342
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,585
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,029
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,087
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,491
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,219
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,755
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,797
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,179
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,947
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,264
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	3,944
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,095
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	10,690
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	5,887
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	6,970
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	6,584
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	2,781
	University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,952
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,693
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/31	1,500	1,746
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/32	3,730	4,330
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/33	2,000	2,319
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/34	1,500	1,737
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/35	1,500	1,728
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,711
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,193
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,260

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,152
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	998
[12,17]	Waco Independent School District GO	4.000%	8/15/43	1,000	1,002
	Waco TX GO	4.000%	2/1/42	8,595	8,514
	Waco TX GO	4.000%	2/1/43	8,935	8,815
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,106
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,412
[1,4]	Waller Independent School District Waller and Harris Counties Texas GO TOB VRDO	3.890%	5/1/23	2,700	2,700
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,479
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,177
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,563
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,659
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,216
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,662
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,317
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,527
[17]	Whitehouse Independent School District GO	5.000%	2/15/42	13,750	14,489
[12]	Williamson County TX GO	5.000%	2/15/27	21,055	22,877
[12]	Williamson County TX GO	5.000%	2/15/28	10,130	11,240
[12]	Williamson County TX GO	5.000%	2/15/30	24,460	28,220
	Williamson County TX GO, Prere.	5.000%	2/15/25	7,305	7,554
[17]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,516
[17]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,941
[17]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,866
[17]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,207
[17]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,469
					6,875,286
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	7,617
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,844
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	1,977
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,679
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,170
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,107
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,650
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,235
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	1,933
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	2,000	2,109
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	2,000	2,100
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,574
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,323
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,911
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,931
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,339
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	5,000	5,896
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,995
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,319
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	7,995
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,494
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,637
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	15,069
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	16,678
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,921
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,058
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,047
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,404
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,468
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	994
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/40	2,500	2,052
	Ogden City UT Sewer & Water Revenue, Prere.	5.000%	6/15/23	100	100
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,821
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,415
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,188
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,169
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,079
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,166
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,336

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,235
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,943
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,846
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,377
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,698
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,301
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,181
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,140
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,839
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,385
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,168
	University of Utah College & University Revenue	5.000%	8/1/27	850	934
	University of Utah College & University Revenue	5.000%	8/1/28	565	635
	University of Utah College & University Revenue	5.000%	8/1/28	750	844
	University of Utah College & University Revenue	5.000%	8/1/29	555	637
	University of Utah College & University Revenue	5.000%	8/1/30	540	632
	University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,160
	University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,614
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,031
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,490
	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,711
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/38	4,270	4,387
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	731
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,166
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,508
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,355
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,000	994
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,174
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,528
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,290
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,267
[13]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,758
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	345
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	470
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	483
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	311
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,938
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,970
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,963
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,177
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,167
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	3,145
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,145
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,337
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,482
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,586
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,730
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,882
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,090
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,330
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,351
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,980
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,718
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	10,794
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	10,982
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,424
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	653
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	260
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	280
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	323
					260,075
Vermont (0.1%)
	University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	1,660	1,660
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,184
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,625
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,897
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	2,950	2,636

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,200
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,311
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,427
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,550
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,683
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,807
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	8,301
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,485
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,962
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,638
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,558
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,696
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,101
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,185
					46,906
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	860	873
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	2,160	2,200
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	3,240	3,311
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,894
					9,278
Virginia (1.5%)
	Alexandria VA GO	4.000%	12/15/40	6,180	6,410
	Alexandria VA GO	4.000%	12/15/41	5,270	5,441
	Alexandria VA GO	4.000%	12/15/42	4,425	4,538
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	685
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	793
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	792
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	848
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,355
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,200
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,090
	Arlington County VA GO	5.000%	8/15/25	2,445	2,568
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,602
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,946
[4]	Cutalong II Community Development Authority District Special Assessment Revenue	4.250%	3/1/42	3,325	2,780
[5]	Fairfax County Economic Development Authority Economic Development Revenue (Various Mount Vernon Ladies Association Project) VRDO	3.950%	5/3/23	7,200	7,200
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	1,000	1,057
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,205	1,260
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,335
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,052
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	5,127
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,565
	Fairfax County VA GO	4.000%	10/1/30	11,420	12,088
	Fairfax County VA GO	5.000%	10/1/30	6,000	6,735
	Fairfax County VA GO	5.000%	10/1/31	8,075	9,062
	Fairfax VA GO	4.000%	10/1/39	3,105	3,204
	Fairfax VA GO	4.000%	10/1/40	10,000	10,241
	Fairfax VA GO	4.000%	10/1/41	5,000	5,087
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,505
	Hampton Roads Transportation Accountability Commission Appropriation Revenue	5.000%	7/1/39	4,755	5,308
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	9,500	10,160
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	8,073
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	522
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	650	617
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,301
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,617
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,397
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	460

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,170
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	3,205	3,419
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	204
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,805	1,570
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	886
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	685	584
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/42	1,115	894
	Loudoun County VA GO	3.000%	12/1/34	3,770	3,684
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,835
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	1,906
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,172
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	2,806
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,590
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	819
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,375
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,195
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,517
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,726
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,758
	Newport News VA GO	5.000%	8/1/29	2,970	3,287
	Newport News VA GO	4.000%	2/1/30	1,000	1,084
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,558
	Norfolk VA GO	4.000%	3/1/36	1,200	1,276
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	2,822
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	4,526
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	5,485
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,052
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,052
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,079
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,079
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,052
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,079
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,079
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,171
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,729
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,454
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,509
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	6,172
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,503
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,897
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,413
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	16,815
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,411
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,149
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,076
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,156
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,253
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,358
	Norfolk VA Water Revenue	5.000%	11/1/42	10,000	10,683
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	725	719
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	10,120	9,927
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,221
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,646
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,843
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,764
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	2,037
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,035
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,790
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,581
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,632
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,048
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,612
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,601
[4,5]	Suffolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/4/23	15,500	15,500
	University of Virginia College & University Revenue	5.000%	4/1/38	3,000	3,229
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,210

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	764
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,003
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,146
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,184
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	698
	Virginia Beach VA GO	5.000%	5/1/24	4,300	4,383
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/42	3,230	2,729
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	20,392
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	31,870
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,000	10,607
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	5,300
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,200	6,160
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	20,979
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	18,607
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	21,691
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	6,908
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,522
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	6,931
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	4,955	4,668
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	8,186
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,590	6,948
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,637
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	5,000	5,596
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	10,000	10,504
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	25,237
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	5,980	6,421
	Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,684
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,873
	Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,418
	Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	15,355	15,913
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	25,665	22,912
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	21,370	18,794
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	12,000	10,371
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	4,561
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,873
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,804
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	6,793
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	11,138
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	9,197
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,346
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,397
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	5,000	5,146
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,446
	Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,336
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,297
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,412
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	8,028
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/36	5,130	5,441
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	9,814
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	3,860
[18]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	15,940
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	16,008
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	10,933
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	14,280
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,265	11,314
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,175	13,408
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,042
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,935
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,046
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,828
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,014
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,515
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	1,990
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	1,047
[12]	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/42	3,650	4,137
[12]	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/43	3,250	3,669
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,793

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,260
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,243
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,693
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	21,495	21,995
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	797
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	6,740
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	6,058
	Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	5,454
	Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	11,934
	Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	9,117
	Virginia Public School Authority Lease Revenue	3.000%	8/1/31	4,200	4,210
	Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	5,449
	Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	5,398
	Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	3,564
	Virginia Public School Authority Lease Revenue	2.000%	8/1/39	1,510	1,075
	Virginia Public School Authority Lease Revenue	2.000%	8/1/40	2,050	1,420
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	10,062
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,650
	Virginia Resources Authority Lease Revenue	5.000%	11/1/29	3,030	3,500
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,862
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,253
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,076
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	21,338
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,136
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,247
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,606
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,123
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,227
					1,073,386
Washington (2.8%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,170
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,148
	Bellevue WA GO	5.000%	12/1/29	1,500	1,740
	Bellevue WA GO	5.000%	12/1/31	1,000	1,199
	Bellevue WA GO	4.000%	12/1/35	1,580	1,680
	Bellevue WA GO	4.000%	12/1/36	1,225	1,285
	Bellevue WA GO	4.000%	12/1/37	1,100	1,138
	Bellevue WA GO	4.000%	12/1/38	1,015	1,040
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	768
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	1,390	1,593
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	873
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	710
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	734
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	812
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	833
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	908
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	646
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	698
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	723
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	775
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,161
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,424
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,316
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,778
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,736
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,949
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,769
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,140
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,797
[4]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	3.910%	5/1/23	9,495	9,495
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,550
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,656
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,198
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	1,450	1,196
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,759

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,540
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,850
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,625
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	41,382
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,395
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,054
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	9,349
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,629
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	28,201
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,766
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	10,090	11,881
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	41,311
	Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,639
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,230	1,372
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	11,030	11,019
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	10,000	11,646
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	22,795
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	18,849
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,614
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,086
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,027
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,232
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,615
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,666
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	182
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	262
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	182
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,193
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	10,000	8,496
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	10,693
	King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	957
	King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,659
	King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,598
	King County School District No. 403 Renton GO	4.000%	12/1/39	7,925	8,121
	King County School District No. 403 Renton GO	4.000%	12/1/40	13,675	13,926
	King County School District No. 403 Renton GO	4.000%	12/1/41	25,795	26,065
	King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	926
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/34	2,630	2,733
	King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,222
	King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,412
	King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,669
	King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,058
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,616
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,598
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,598
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,111
	North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,133
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,569
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	999
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,525
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,205
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,703
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,842
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,553
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,121
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,080
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,023
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,819
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,067
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,100
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,648
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	6,874
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,330
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,329
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,761
[4]	Seattle WA Drain and Wastewater Sewer Revenue TOB VRDO	3.850%	5/1/23	32,865	32,865
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,121

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,097
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/43	1,510	1,514
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,230
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/39	5,000	5,080
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	4/1/42	2,700	2,910
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/43	1,000	999
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,028
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/37	1,915	1,952
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	10,372
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/39	5,000	5,050
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,469
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.110%	5/1/45	12,000	11,688
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,846
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/33	1,500	1,554
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,294
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,765
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,177
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,774
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	8,990	8,926
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,803
	Thurston County WA GO	5.000%	12/1/41	2,475	2,756
	Thurston County WA GO	5.000%	12/1/42	2,595	2,876
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,027
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	26,223
	Washington COP	5.000%	7/1/36	5,135	5,475
	Washington COP	5.000%	7/1/37	5,385	5,727
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,450
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,572
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,217
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,495
	Washington GO	5.000%	7/1/25	10,000	10,455
	Washington GO	4.000%	7/1/26	10,000	10,388
	Washington GO	4.000%	7/1/26	25,000	25,969
	Washington GO	5.000%	7/1/26	1,100	1,137
	Washington GO	5.000%	8/1/26	12,370	13,268
	Washington GO	5.000%	2/1/27	10,760	11,681
	Washington GO	5.000%	7/1/27	8,655	8,948
	Washington GO	5.000%	7/1/27	14,900	15,404
	Washington GO	5.000%	7/1/27	5,010	5,179
[12]	Washington GO	5.000%	7/1/27	7,000	7,672
	Washington GO	5.000%	8/1/27	7,495	7,842
	Washington GO	5.000%	8/1/27	14,675	16,122
[12]	Washington GO	5.000%	8/1/27	49,000	53,807
	Washington GO	5.000%	6/1/28	3,400	3,808
	Washington GO	4.000%	7/1/28	40,000	42,756
	Washington GO	4.000%	7/1/28	8,000	8,551
	Washington GO	5.000%	7/1/28	19,745	20,403
[12]	Washington GO	5.000%	7/1/28	16,000	17,946
	Washington GO	5.000%	8/1/28	7,050	7,370
	Washington GO	5.000%	8/1/28	20,210	21,129
[12]	Washington GO	5.000%	8/1/28	53,000	59,558
	Washington GO	5.000%	2/1/29	1,910	2,172
	Washington GO	5.000%	6/1/29	3,215	3,682
	Washington GO	5.000%	2/1/30	13,740	14,179
	Washington GO	5.000%	6/1/30	2,800	3,267
	Washington GO	5.000%	7/1/30	8,015	8,256
	Washington GO	5.000%	7/1/30	6,975	7,364
	Washington GO	5.000%	8/1/30	11,495	12,589
	Washington GO	5.000%	7/1/31	5,250	5,408
	Washington GO	5.000%	7/1/31	12,950	13,339
	Washington GO	5.000%	8/1/31	14,890	16,283
	Washington GO	5.000%	8/1/31	22,640	24,757
	Washington GO	5.000%	8/1/31	10,000	10,677
	Washington GO	5.000%	8/1/32	26,855	29,355
	Washington GO	5.000%	8/1/33	5,020	5,352
	Washington GO	5.000%	8/1/34	11,640	11,688

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/34	5,015	5,335
Washington GO	5.000%	8/1/34	10,000	10,410
Washington GO	5.000%	6/1/35	1,500	1,723
Washington GO	5.000%	8/1/35	2,530	2,677
Washington GO	5.000%	8/1/35	6,170	6,858
Washington GO	5.000%	2/1/36	11,505	12,273
Washington GO	5.000%	2/1/36	1,500	1,704
Washington GO	5.000%	8/1/36	10,000	11,042
Washington GO	5.000%	8/1/37	10,005	10,965
Washington GO	5.000%	8/1/37	15,000	15,241
Washington GO	5.000%	2/1/38	12,245	12,546
Washington GO	5.000%	8/1/38	18,960	20,727
Washington GO	5.000%	8/1/38	2,000	2,096
Washington GO	5.000%	2/1/39	12,860	13,160
Washington GO	5.000%	2/1/39	5,400	6,145
Washington GO	5.000%	2/1/39	9,000	9,987
Washington GO	5.000%	8/1/39	6,110	6,390
Washington GO	5.000%	8/1/39	4,900	5,131
Washington GO	5.000%	2/1/40	4,345	4,916
Washington GO	5.000%	2/1/40	4,085	4,404
Washington GO	5.000%	2/1/41	7,335	8,265
Washington GO	5.000%	2/1/41	13,860	15,726
Washington GO	5.000%	8/1/41	1,560	1,748
Washington GO	5.000%	8/1/41	5,000	5,414
Washington GO	5.000%	2/1/42	19,070	21,389
Washington GO	5.000%	2/1/42	6,985	7,749
Washington GO	5.000%	8/1/42	2,500	2,636
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,138
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,128
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,759
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,170
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,789
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,404
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,664
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	480
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,232
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	2,747
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,859
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,286
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	634
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,271
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,815
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	3,774
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	3,857
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,645
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	456
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,266
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,936
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,746
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,977
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	361
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,256
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	1,931
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,371
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,369
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,103
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	250
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,882
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,385
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,347
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,096
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,786
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,889
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,514
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	664
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,157
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	551

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,864
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	437
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	20,053
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	542
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,538
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	807
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,485
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,230	4,435
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,073
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	2,200	2,351
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,064
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	4,000	3,806
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,063
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	18,870	19,356
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,000	14,545
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	80,670	82,202
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,513
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,740
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,063
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,349
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,874
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,326
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,023
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	3,005	3,052
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,258
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,234
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,002
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,048
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,419
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,571
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/29	1,270	1,434
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/30	1,330	1,531
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/31	1,395	1,635
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,615
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,670
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,715
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,783
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,331
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	643
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,667
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	715
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	755
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,662
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	101,650	95,405
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	697
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	72,620	70,122
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	265
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	1,295	1,293
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	303
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	263
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	76
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,659
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	558
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	957
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,034
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	5.000%	7/1/35	460	494
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	5.000%	7/1/36	910	966
Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,679

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,348
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	879
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	671
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/32	2,010	1,896
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/38	2,325	2,024
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,920	6,211
	Whitman County School District No. 267 Pullman GO	5.000%	12/1/28	550	622
					1,948,264
West Virginia (0.5%)
[3]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,903
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,303
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,136
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,446
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,321
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,914
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,138
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,263
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,286
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,029
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,719
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,446
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,469
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,528
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	8,091
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,367
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,098
	West Virginia GO	5.000%	12/1/33	10,060	11,239
	West Virginia GO	5.000%	12/1/35	16,375	18,058
	West Virginia GO	5.000%	6/1/36	14,890	16,315
	West Virginia GO	5.000%	6/1/37	2,940	3,195
	West Virginia GO	5.000%	12/1/37	16,020	17,682
	West Virginia GO	5.000%	6/1/38	13,920	15,324
	West Virginia GO	5.000%	12/1/38	16,835	18,533
	West Virginia GO	5.000%	12/1/38	1,000	1,082
	West Virginia GO	5.000%	6/1/39	17,255	18,888
	West Virginia GO	5.000%	12/1/39	17,685	19,349
	West Virginia GO	5.000%	12/1/39	2,500	2,696
	West Virginia GO	5.000%	12/1/43	1,000	1,076
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,587
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,502
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,685
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,002
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,668
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,819
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,866
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,065
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,230
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,578
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,042
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,151
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,125
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,042
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,621
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,513
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,227
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,246
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,591
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,958
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,918
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,457

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,379
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,809
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,861
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,467
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,571
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/1/23	1,555	1,555
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,225
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,241
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	2,010	2,218
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,222
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,629
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,804
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,000	2,129
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	2,776
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	2,988
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,204
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	20,000	22,312
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,801
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,756
					371,740
Wisconsin (1.8%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,942
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,055
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,055
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,540
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,541
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,538
	Dane County WI GO	2.000%	4/1/29	320	298
	Dane County WI GO	2.000%	4/1/30	265	243
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,696
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,826
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,971
	Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,059
	Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,615
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,813
	Madison WI GO	4.000%	10/1/26	6,540	6,837
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,528
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	12,226
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,749
[3]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,322
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,725
	Milwaukee WI GO	5.000%	4/1/29	6,105	6,737
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,723
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,071
	Milwaukee WI GO	5.000%	4/1/31	3,070	3,407
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,325
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,576
[1]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,828
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,517
[1]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,803
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/35	825	940
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	706
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	2,034
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,589
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,478
	Platteville School District GO	4.000%	3/1/35	1,060	1,103
	Platteville School District GO	4.000%	3/1/37	1,040	1,059
	Platteville School District GO	4.000%	3/1/38	1,560	1,586
	Platteville School District GO	4.000%	3/1/40	880	880
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/30	300	297
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	475
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,090	1,000
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	917
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/42	1,760	1,423
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,030
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	473
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,043

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/32	720	684
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,184
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,550
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/32	90	96
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	14,225	14,261
	Public Finance Authority Electric Power & Light Revenue PUT	3.700%	10/1/30	20,430	20,903
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	280
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,193
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,489
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,045
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,209
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,085
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,454
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,098
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	271
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,550	8,559
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	824
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,955
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,405
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	219
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	248
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	820
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,347
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	333
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	791
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,624
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	437
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	358
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	544
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	10,055
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,139
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	666
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	385
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	650
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,310	1,282
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,469
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	753
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,610
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,256
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	667
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	778
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,291
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,776
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	373
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,061
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	6,140	5,848
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	371
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	421
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,152
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	422
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,529
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	544
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,229
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,743
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	346
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	630
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,220
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,511
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,109
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	772
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	408
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	28,055	28,588
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	5,154
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	500	465
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,891
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,141

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,129
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,117
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	6,268
[3]	Racine Unified School District GO	5.000%	4/1/38	1,500	1,663
[3]	Racine Unified School District GO	5.000%	4/1/39	2,000	2,201
[3]	Racine Unified School District GO	5.000%	4/1/40	3,000	3,293
[3]	Racine Unified School District GO	5.000%	4/1/41	1,020	1,116
[3]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,089
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,082
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,389
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,101
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,391
	Verona Area School District GO	5.000%	4/1/26	3,485	3,701
	Waunakee Community School District GO	3.250%	4/1/28	46,750	46,715
	West De Pere School District GO	5.000%	4/1/30	3,820	4,253
	West De Pere School District GO	4.000%	4/1/31	3,245	3,435
	Wisconsin Appropriations Revenue	5.000%	5/1/35	1,030	1,099
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	839
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	312
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	840
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	452
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,764
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	735
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	985
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,066
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,680
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	907
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,274
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	959
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,872
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	872
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,251
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,174
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,020
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,489
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,683
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	5,750
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,691
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,540
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	3,783
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,154
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	6,666
	Wisconsin GO	5.000%	5/1/24	14,600	14,880
	Wisconsin GO	5.000%	5/1/28	4,500	5,035
	Wisconsin GO	5.000%	11/1/28	30,170	33,099
	Wisconsin GO	5.000%	5/1/29	16,840	17,601
	Wisconsin GO	5.000%	5/1/29	4,000	4,579
	Wisconsin GO	5.000%	5/1/30	7,760	8,106
	Wisconsin GO	4.000%	5/1/33	11,520	12,032
	Wisconsin GO	5.000%	5/1/33	10,475	11,129
	Wisconsin GO	5.000%	5/1/34	5,000	5,211
	Wisconsin GO	5.000%	5/1/34	12,500	13,254
	Wisconsin GO	5.000%	5/1/34	11,020	11,685
	Wisconsin GO	5.000%	5/1/34	7,000	7,821
	Wisconsin GO	5.000%	5/1/35	13,090	13,609
	Wisconsin GO	5.000%	5/1/35	15,040	15,890
	Wisconsin GO	5.000%	5/1/35	10,600	11,199
	Wisconsin GO	5.000%	5/1/35	6,435	7,515
[12]	Wisconsin GO	5.000%	5/1/35	17,000	20,290
	Wisconsin GO	5.000%	5/1/36	24,590	25,550
	Wisconsin GO	5.000%	5/1/36	21,325	22,158
	Wisconsin GO	5.000%	5/1/36	15,830	16,655
	Wisconsin GO	5.000%	5/1/36	11,195	11,779
	Wisconsin GO	5.000%	5/1/36	14,385	15,582
[12]	Wisconsin GO	5.000%	5/1/36	22,000	25,920
	Wisconsin GO	5.000%	5/1/37	12,500	13,488
[12]	Wisconsin GO	5.000%	5/1/37	12,700	14,814

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	5/1/38	11,000	11,817
[12]	Wisconsin GO	5.000%	5/1/38	10,500	12,177
	Wisconsin GO, Prere.	5.000%	5/1/23	5,055	5,055
	Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,242
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,081
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,450
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,588
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,057
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	917
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	990
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,335
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,487
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,585
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	975
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	993
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,745
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,173
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,061
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	162
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	911
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,481
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,445
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	192
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,260
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	870
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,332
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	223
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	405	370
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,507
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,588
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,853
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	303
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,171
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,690
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	330
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,346
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	5,168
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,495
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,247
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	725
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,454
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,282
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	451
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,328
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	51,743
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,217
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,307
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,285
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	39,835	40,643
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	763
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,738
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,794
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,185
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,593
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,630
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,636
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	5,963
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,236
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	9,777
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	500	439
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	2,971
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,565
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,288
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	5/1/23	29,200	29,200

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	2,730
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,420	3,311
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,320
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	475	465
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	330
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.010%	12/2/24	4,545	4,525
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,011
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,559
					1,239,750
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	265
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	265
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	314
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	285
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	259
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	257
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	204
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	141
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	160
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	22,488
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/50	4,345	4,232
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	2,410	2,375
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,005	3,245
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,031
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,106
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,122
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,192
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,133
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,564
					41,638
Total Tax-Exempt Municipal Bonds (Cost $71,582,814)					69,517,965

Intermediate-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[19]	Vanguard Municipal Cash Management Fund (Cost $747,320)	3.603%	7,472,683	747,343
Total Investments (100.3%) (Cost $72,330,134)				70,265,308
Other Assets and Liabilities—Net (-0.3%)				(240,337)
Net Assets (100%)				70,024,971
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $1,451,166,000, representing 2.1% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Step bond.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Securities with a value of $6,099,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	3,171	653,746	995
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $71,582,814)	69,517,965
Affiliated Issuers (Cost $747,320)	747,343
Total Investments in Securities	70,265,308
Investment in Vanguard	2,489
Receivables for Investment Securities Sold	50,787
Receivables for Accrued Income	845,376
Receivables for Capital Shares Issued	56,559
Variation Margin Receivable—Futures Contracts	322
Other Assets	586
Total Assets	71,221,427
Liabilities
Due to Custodian	251
Payables for Investment Securities Purchased	1,065,756
Payables for Capital Shares Redeemed	82,867
Payables for Distributions	44,910
Payables to Vanguard	2,672
Total Liabilities	1,196,456
Net Assets	70,024,971
At April 30, 2023, net assets consisted of:

Paid-in Capital	72,939,929
Total Distributable Earnings (Loss)	(2,914,958)
Net Assets	70,024,971

Investor Shares—Net Assets
Applicable to 184,105,812 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,494,303
Net Asset Value Per Share—Investor Shares	$13.55

Admiral Shares—Net Assets
Applicable to 4,984,474,610 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,530,668
Net Asset Value Per Share—Admiral Shares	$13.55
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	965,419
Total Income	965,419
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,656
Management and Administrative— Investor Shares	1,989
Management and Administrative— Admiral Shares	25,557
Marketing and Distribution— Investor Shares	84
Marketing and Distribution— Admiral Shares	1,864
Custodian Fees	170
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	61
Trustees’ Fees and Expenses	15
Other Expenses	195
Total Expenses	31,595
Expenses Paid Indirectly	(164)
Net Expenses	31,431
Net Investment Income	933,988
Realized Net Gain (Loss)
Investment Securities Sold[1]	(234,611)
Futures Contracts	11,031
Realized Net Gain (Loss)	(223,580)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,651,746
Futures Contracts	1,954
Change in Unrealized Appreciation (Depreciation)	3,653,700
Net Increase (Decrease) in Net Assets Resulting from Operations	4,364,108
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,561,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	933,988	1,848,759
Realized Net Gain (Loss)	(223,580)	(594,405)
Change in Unrealized Appreciation (Depreciation)	3,653,700	(9,634,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,364,108	(8,379,928)
Distributions
Investor Shares	(33,721)	(71,935)
Admiral Shares	(896,044)	(1,876,318)
Total Distributions	(929,765)	(1,948,253)
Capital Share Transactions
Investor Shares	(187,659)	(497,887)
Admiral Shares	172,189	(10,626,263)
Net Increase (Decrease) from Capital Share Transactions	(15,470)	(11,124,150)
Total Increase (Decrease)	3,418,873	(21,452,331)
Net Assets
Beginning of Period	66,606,098	88,058,429
End of Period	70,024,971	66,606,098

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.87	$14.66	$14.64	$14.46	$13.67	$14.17
Investment Operations
Net Investment Income[1]	.179	.315	.311	.348	.380	.390
Net Realized and Unrealized Gain (Loss) on Investments	.679	(1.772)	.020	.180	.791	(.502)
Total from Investment Operations	.858	(1.457)	.331	.528	1.171	(.112)
Distributions
Dividends from Net Investment Income	(.178)	(.316)	(.311)	(.348)	(.381)	(.388)
Distributions from Realized Capital Gains	—	(.017)	—	—	—	—
Total Distributions	(.178)	(.333)	(.311)	(.348)	(.381)	(.388)
Net Asset Value, End of Period	$13.55	$12.87	$14.66	$14.64	$14.46	$13.67
Total Return[2]	6.68%	-10.07%	2.26%	3.69%	8.65%	-0.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,494	$2,550	$3,435	$3,457	$3,620	$3,427
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.27%	2.10%	2.39%	2.67%	2.81%
Portfolio Turnover Rate	22%	35%	18%	16%	8%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17% and 0.17%, respectively.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.87	$14.66	$14.64	$14.46	$13.67	$14.17
Investment Operations
Net Investment Income[1]	.185	.326	.322	.360	.391	.401
Net Realized and Unrealized Gain (Loss) on Investments	.679	(1.772)	.021	.179	.791	(.502)
Total from Investment Operations	.864	(1.446)	.343	.539	1.182	(.101)
Distributions
Dividends from Net Investment Income	(.184)	(.327)	(.323)	(.359)	(.392)	(.399)
Distributions from Realized Capital Gains	—	(.017)	—	—	—	—
Total Distributions	(.184)	(.344)	(.323)	(.359)	(.392)	(.399)
Net Asset Value, End of Period	$13.55	$12.87	$14.66	$14.64	$14.46	$13.67
Total Return[2]	6.73%	-9.99%	2.34%	3.77%	8.73%	-0.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,531	$64,056	$84,624	$75,103	$67,655	$54,714
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.35%	2.17%	2.48%	2.75%	2.89%
Portfolio Turnover Rate	22%	35%	18%	16%	8%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.09%, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

Intermediate-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $2,489,000, representing less than 0.01% of the fund’s net assets and 1.00% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $164,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	69,517,965	—	69,517,965
Temporary Cash Investments	747,343	—	—	747,343
Total	747,343	69,517,965	—	70,265,308
Derivative Financial Instruments
Assets
Futures Contracts[1]	995	—	—	995
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	72,345,596
Gross Unrealized Appreciation	419,583
Gross Unrealized Depreciation	(2,498,876)
Net Unrealized Appreciation (Depreciation)	(2,079,293)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $625,791,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2023, the fund purchased $15,693,985,000 of investment securities and sold $14,732,024,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $1,156,720,000 and sales were $718,540,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	302,775	22,583	616,214	44,710
Issued in Lieu of Cash Distributions	27,831	2,064	59,645	4,321
Redeemed	(518,265)	(38,717)	(1,173,746)	(85,162)
Net Increase (Decrease)—Investor Shares	(187,659)	(14,070)	(497,887)	(36,131)
Admiral Shares
Issued	14,853,026	1,107,330	29,431,209	2,156,444
Issued in Lieu of Cash Distributions	630,950	46,798	1,330,139	96,386
Redeemed	(15,311,787)	(1,148,217)	(41,387,611)	(3,046,778)
Net Increase (Decrease)—Admiral Shares	172,189	5,911	(10,626,263)	(793,948)

Intermediate-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Intermediate-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Intermediate-Term Tax-Exempt Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q422 062023

Semiannual Report   |   April 30, 2023
Vanguard Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	61
Liquidity Risk Management	62

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,089.10	$0.88
Admiral™ Shares	1,000.00	1,089.60	0.47
Based on Hypothetical 5% Yearly Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Long-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2023
New York	15.4%
California	9.9
Texas	7.9
Pennsylvania	6.0
Illinois	5.5
Florida	5.4
Massachusetts	4.3
New Jersey	3.3
Ohio	3.0
Georgia	2.7
Colorado	2.6
Michigan	2.6
Alabama	2.4
Oregon	2.0
Maryland	2.0
District of Columbia	1.7
Missouri	1.7
Virginia	1.6
Arizona	1.4
North Carolina	1.3
Tennessee	1.3
Utah	1.3
Wisconsin	1.2
Puerto Rico	1.2
South Carolina	1.1
Minnesota	1.0
Indiana	1.0
Other	9.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
2

Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (2.4%)
	Alabama GO	4.000%	11/1/30	6,195	6,404
	Alabama GO	4.000%	11/1/31	6,445	6,653
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,239
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,502
	Auburn University College & University Revenue	5.000%	6/1/48	12,500	13,272
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	343
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	371
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	712
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	24,435	24,467
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,210	2,214
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	4,007
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	8,470	8,512
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	19,985	19,904
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	3,755	3,989
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	10,565	11,527
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	12,835	12,878
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	14,845	14,802
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	16,965	16,442
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	11,655	11,621
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	31,715	33,277
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,604
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,506
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	4,893
	Huntsville AL GO	5.000%	5/1/32	3,190	3,533
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	4,008
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	614
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	586
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	664
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	517
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	610
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,146
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,284
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	10,613
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	16,462
[2,3]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,877
[3]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,136
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,704
	Montgomery AL GO	5.000%	12/1/33	475	545
	Morgan County Board of Education Ad Valorem Property Tax Revenue	4.000%	3/1/49	1,245	1,184
	Oxford AL GO	5.000%	7/1/52	3,750	4,018
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,122
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,341
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	10,605	10,542
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	1,215	1,313
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	10,955	11,415
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	12,110	12,884
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,319
[4]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	4,700	4,301
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	4,677
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,082
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,100
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,078
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	808
3

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,543
					347,165
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,071
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	975
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,912
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,172
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,031
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,024
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,651
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,504
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,282
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,994
					22,616
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,278
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,375
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,225
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,480
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	448
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/51	490	401
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	2,875	2,246
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,006
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,001
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	496
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,172
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,229
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,481
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,148
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,605
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	2,600
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	3,250
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	4,636
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	12,021
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,512
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	330	332
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,490
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,203
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	485
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	598
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,320
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,533
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,112
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	10,098
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,053
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,250
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,116
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	5,279
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	580
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	370
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	523
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	620
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	768
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	612
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	213
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	211
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	260
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	256
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	502
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,502
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	5,848
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	13,905	14,592
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,456
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,392
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,267
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,332
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,329
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	3,668
4

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	3,739
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,808
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,016
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	816
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	2,570	1,889
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,680	2,596
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	353
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,066
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,349
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	11,129
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	11,057
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,250
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	857
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,545	1,601
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	1,913
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,717
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,532
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,604
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,605
					195,677
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	175	171
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,622
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	1,917
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,387
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,210
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	2,907
					14,214
California (9.6%)
[2,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	4,508
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,926
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	11,956
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,022
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	11,355	12,084
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	1,980	2,101
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	5,000	5,051
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	8,660	8,715
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	14,260	14,382
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,541
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	12,392
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	3,286
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,657
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	927
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	996
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	31
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,117
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,190
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,495	11,369
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	14,380
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	5,420
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,749
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	15,550	18,401
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	2,050	2,422
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,352
	California GO	5.000%	9/1/31	15,050	16,275
	California GO	5.000%	3/1/32	1,155	1,339
[2]	California GO	5.250%	8/1/32	9,765	11,887
	California GO	5.000%	3/1/33	3,000	3,474
	California GO	5.000%	4/1/33	5,545	5,653
	California GO	4.000%	8/1/33	5,000	5,173
	California GO	5.000%	8/1/33	16,100	17,348
	California GO	5.000%	3/1/34	1,500	1,732
	California GO	5.000%	12/1/34	5,000	5,822
	California GO	5.000%	3/1/35	6,130	7,034
	California GO	5.000%	4/1/35	3,125	3,502
	California GO	5.000%	8/1/35	1,170	1,253
5

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/35	13,255	14,217
	California GO	5.000%	9/1/35	1,000	1,189
	California GO	4.000%	3/1/36	8,695	9,168
	California GO	5.000%	9/1/36	1,715	2,014
	California GO	5.000%	9/1/36	5,000	5,871
	California GO	3.000%	10/1/36	5,400	5,055
	California GO	5.000%	4/1/37	1,010	1,123
	California GO	5.000%	4/1/37	3,000	3,481
	California GO	3.000%	10/1/37	4,750	4,387
	California GO	5.000%	10/1/37	10,990	12,630
	California GO	5.000%	11/1/37	2,000	2,331
	California GO	5.000%	9/1/39	4,880	5,596
	California GO	5.000%	10/1/39	1,500	1,666
	California GO	4.000%	3/1/40	4,710	4,800
	California GO	3.000%	11/1/40	4,500	3,890
	California GO	3.000%	11/1/41	5,500	4,689
	California GO	5.000%	4/1/42	1,500	1,608
	California GO	5.000%	4/1/42	5,000	5,655
	California GO	5.000%	9/1/42	3,200	3,636
	California GO	5.000%	10/1/42	10,000	10,922
	California GO	5.000%	10/1/42	2,000	2,287
	California GO	5.000%	11/1/42	1,690	1,924
	California GO	5.000%	8/1/45	7,280	7,543
	California GO	5.000%	10/1/45	1,000	1,136
	California GO	5.250%	10/1/50	4,000	4,573
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,888
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,154
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	2,952
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	7,682
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	2,500	2,435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	1,500	1,398
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	14,068
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	12,260	11,639
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,005
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	30,805
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	7,478	7,463
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,868	6,773
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,477	13,708
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	9,775	8,921
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	7,550	7,548
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	2,080	2,226
[7]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	1,500	1,483
[7]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	12/1/50	1,000	972
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,802
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	7,117
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	8,187
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/52	5,000	5,324
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	5,349
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,450
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	905
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,000	3,278
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,000	1,966
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,769
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,612
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,731
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,250	1,285
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	1,500	1,512
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,197
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	4,159
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	629
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,635
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	3,004
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,207
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,509
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,152
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,326
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	891
6

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	986
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,484
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	9,498
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,394
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,478
[2]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	5,270	5,525
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,301
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,158
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	908
	Chino Valley Unified School District GO	4.000%	8/1/55	5,000	4,949
[2]	Chula Vista Elementary School COP	2.000%	9/1/46	6,500	4,069
[2]	Chula Vista Elementary School COP	2.000%	9/1/51	3,500	2,038
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,400
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	6,878
	Coast Community College District GO	3.000%	8/1/39	4,300	3,831
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	6,957
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	3,925
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,511
	Downey Unified School District GO	3.000%	8/1/47	6,240	4,877
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,655
[2]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,471
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,285
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,480
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	683
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,683
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,314
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,914
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,245
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,349
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	985
[2]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	5,813
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,776
[1,8]	Irvine Facilities Financing Authority Special Tax Revenue	4.000%	9/1/58	12,000	11,653
	Irvine Unified School District GO	2.250%	9/1/49	7,775	5,038
	Kern Community College District GO	3.000%	8/1/46	4,890	3,870
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,905
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	917
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,354
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	4,540
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,549
[9]	Long Beach Unified School District GO	0.000%	8/1/33	500	359
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	412
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	6,571
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	585
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	1,011
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	10,173
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	9,077
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,757
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,321
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,133
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	5,000	5,000
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	3,357
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,935
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,562
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,807
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,327
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,300
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,993
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	7,203
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,962
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,683
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	6,000	5,946
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,651
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	5,055
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,378
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,365
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,642
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	4,106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,310
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,710
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	5,281
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	6,000	6,431
	Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/52	10,000	11,037
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5,000	5,725
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,657
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,503
	Los Angeles Department of Water Revenue	5.000%	7/1/50	16,805	18,251
	Los Angeles Unified School District GO	5.250%	7/1/47	6,750	7,697
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	2,707
	Mesa Water District COP	4.000%	3/15/40	325	333
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	1,000	997
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	1,500	1,495
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/47	1,500	1,495
[2]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,908
[2]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,149
[2,8]	Moreno Valley Unified School District GO	4.125%	8/1/50	1,500	1,480
[3]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,357
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,000	1,002
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,683
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	5,900
	Oak Grove School District GO	4.000%	8/1/49	4,000	3,951
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,986
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,017
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	2,694
	Palomar Health GO	0.000%	8/1/37	5,415	2,942
[9]	Palomar Health GO	7.000%	8/1/38	10,000	11,611
	Peralta Community College District GO	5.500%	8/1/52	2,000	2,283
	Poway Unified School District GO	0.000%	8/1/51	20,000	5,410
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/42	1,285	1,370
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,870	6,171
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,555	5,840
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	8,861
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	10,637
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,479
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,105
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,417
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,732
[10]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,206
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	3,942
	San Bernardino County CA (Capital Facilities Project) COP, ETM	6.875%	8/1/24	5,745	5,971
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,749
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,301
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,294
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,169
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	17,161
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	9,450	10,457
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,071
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	7,881
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	4,960	5,107
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	1,820	1,874
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,143
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	3,903
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,478
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,106
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	8,904
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	8,079
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,511
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	14,360
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,854
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	4,900	4,845
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,074
	San Francisco Community College District GO	3.000%	6/15/45	3,850	3,021
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Community College District GO	4.000%	6/15/45	4,665	4,535
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	4,869
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,701
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,053
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,789
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,754
[2]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,056
[2]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,119
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	558
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	192
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,453
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,712
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,198
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,829
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	6,240	6,433
	San Rafael City Elementary School District GO	5.250%	8/1/52	4,000	4,402
	San Rafael City High School District GO	5.250%	8/1/52	4,000	4,448
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,200	2,263
[2]	Sanger Unified School District COP	5.000%	6/1/45	5,500	5,868
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,313
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,621
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,136
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,585	1,341
[2]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,438
	Santa Rosa High School District GO	5.000%	8/1/53	5,000	5,505
[2]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,229
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,347
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/42	1,000	1,003
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	6/1/46	1,500	1,664
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,717
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	8,200
	State Center Community College District GO	3.000%	8/1/39	2,600	2,316
	State Center Community College District GO	3.000%	8/1/41	5,250	4,534
[2]	Stockton Unified School District GO	5.000%	8/1/42	4,650	4,708
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	7,000	7,064
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	5,800	5,816
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,820	1,782
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,025
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,116
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,169
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,116
	University of California College & University Revenue	5.000%	5/15/35	10,045	10,970
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,060
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,095
	University of California College & University Revenue	5.000%	5/15/38	2,000	2,323
	University of California College & University Revenue	5.250%	5/15/38	10,000	10,195
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,152
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,335
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,254
	University of California College & University Revenue	4.000%	5/15/51	12,000	11,781
	University of California College & University Revenue	4.000%	5/15/51	10,000	9,752
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	15,000	15,966
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	7,958
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	10,000	11,226
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,000	3,798
[2]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,350
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,353
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,394
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,274
	West Sonoma County Union High School District GO	5.000%	8/1/49	1,000	1,067
					1,413,061
Colorado (2.5%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,136
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,564
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,416
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	1,027
	Brighton CO Water Activity Water Revenue	5.000%	6/1/52	12,385	13,580
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,086
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	4,000	3,941
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado COP	5.000%	12/15/33	4,760	5,499
	Colorado COP	4.000%	12/15/34	4,995	5,246
	Colorado COP	4.000%	12/15/35	1,000	1,030
	Colorado COP	6.000%	12/15/40	5,000	6,059
	Colorado COP	6.000%	12/15/41	3,570	4,310
	Colorado COP	5.250%	3/15/42	5,000	5,271
	Colorado COP	4.000%	3/15/46	6,000	5,828
	Colorado COP, Prere.	4.000%	11/1/23	12,675	12,725
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,049
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,256
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,136
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	608
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,046
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,000
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	7,381
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,561
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,698
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,424
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,581
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,311
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	7,513
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,838
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,089
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,095
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,391
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	3,260	3,519
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	13,924
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	5,995
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,156
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	738
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,000	4,269
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/51	4,120	4,002
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.250%	5/1/52	4,770	4,658
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,121
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,533
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	2,895	3,063
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,402
[2]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	4,000	4,092
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,646
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,139
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,383
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	10,911
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	7,679
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	971
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,002
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,367
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,163
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,410
[7]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.573%	9/1/39	700	695
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,217
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,395
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	4,051
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,410
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	4,665
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,420
	Grand Junction CO Sales Tax Revenue	4.000%	3/1/45	6,300	6,162
	Grand Junction CO Sales Tax Revenue	4.000%	3/1/49	1,975	1,897
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,127
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,291
	Little Thompson Water District Water Revenue	4.000%	12/1/50	1,460	1,415
[2]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,626	4,350
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,051
	Parker Water & Sanitation District Water Revenue	4.000%	11/1/52	16,300	15,787
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	5,000	5,988
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,383
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,694
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,137
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	2,918
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,093
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,181
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,522
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,893
	Thornton CO COP	4.000%	12/1/39	3,000	2,972
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	10,164
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	3,912
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	3,912
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,141
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	3,710
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,635
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,262
	Weld County School District No. RE-4 GO	5.250%	12/1/41	2,805	2,953
[2]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	1,034
					373,549
Connecticut (0.7%)
	Connecticut GO	3.000%	1/15/33	1,090	1,078
	Connecticut GO	4.000%	6/1/33	850	918
	Connecticut GO	4.000%	6/1/34	1,425	1,537
	Connecticut GO	4.000%	6/15/34	4,000	4,066
	Connecticut GO	3.000%	6/1/35	1,000	953
	Connecticut GO	4.000%	1/15/36	9,230	9,734
	Connecticut GO	4.000%	6/1/36	1,000	1,043
	Connecticut GO	4.000%	1/15/37	4,520	4,690
	Connecticut GO	3.000%	6/1/38	2,000	1,792
	Connecticut GO	4.000%	6/1/38	750	763
	Connecticut GO	3.000%	1/15/39	4,710	4,169
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,536
	Connecticut GO	3.000%	1/15/40	4,790	4,156
	Connecticut GO	4.000%	6/15/41	300	301
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	40	40
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,770	2,765
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,630	4,501
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	3,825	3,927
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	6,363
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,359
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,712
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	7,797
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	1,305	1,333
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,615
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,215
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,774
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,235	1,244
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,923
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,682
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,450
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,795
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,184
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,645
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,248
	Metropolitan District GO	5.000%	7/15/33	1,045	1,165
	Metropolitan District GO	5.000%	7/15/36	1,750	1,914
	Metropolitan District GO	4.000%	7/15/37	1,000	1,019
	Metropolitan District GO	4.000%	7/15/40	1,115	1,118
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,571
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,468
					109,574
Delaware (0.1%)
[4,8]	Affordable Housing Tax Exempt Bond Pass Through Trust	6.000%	10/5/40	5,000	5,000
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	53
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	150	180
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	155	186
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	197
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	195
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	193
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	190
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	187
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	168
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	183
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	198
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	192
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	912
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	283
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,951
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,175
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,183
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	1,821
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	1,990
					18,437
District of Columbia (1.6%)
	District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,145
	District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,143
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,200	2,496
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,392
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	915
	District of Columbia College & University Revenue	3.000%	4/1/40	700	562
	District of Columbia College & University Revenue	3.000%	4/1/41	750	592
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,566
	District of Columbia GO	4.000%	6/1/34	6,000	6,241
	District of Columbia GO	5.000%	10/15/36	2,000	2,238
	District of Columbia GO	5.000%	10/15/37	5,000	5,557
	District of Columbia GO	5.000%	10/15/38	3,105	3,442
	District of Columbia GO	5.000%	1/1/41	3,000	3,425
	District of Columbia GO	5.000%	6/1/42	5,235	5,543
	District of Columbia GO	5.000%	10/15/44	11,800	12,764
	District of Columbia GO	5.250%	1/1/48	7,875	8,950
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,631
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,034
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	9,919
	District of Columbia Income Tax Revenue	5.000%	12/1/37	10,000	11,588
	District of Columbia Income Tax Revenue	4.000%	3/1/39	6,005	6,119
	District of Columbia Income Tax Revenue	4.000%	5/1/40	4,110	4,158
	District of Columbia Income Tax Revenue	5.000%	3/1/44	3,050	3,311
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	3,775	3,948
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	3,899
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	2,650	2,738
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,574
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	3,940	3,889
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	5,000	5,300
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	2,150	2,117
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	2,043
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,046
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	34,490	32,323
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	12,790
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,650	2,539
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	32,520
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,276
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,324
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,011
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,489
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	505
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,161
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	3,948
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	1,400	1,307
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	4,000	4,135
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	4,000	3,437
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/46	1,045	1,147
					242,197
Florida (5.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	883
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	1,840
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	14,425	15,082
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,051
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	987
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	997
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,557
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,188
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,344
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	837
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	10,372
[2]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,362
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,104
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,459
	Davie FL General Fund Revenue	4.000%	10/1/46	2,000	1,986
	Davie FL General Fund Revenue	4.000%	10/1/51	2,450	2,388
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,462
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	16,488
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	1,012
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,057
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,136
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,090
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/44	1,940	1,598
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	395	388
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	650	638
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	2,000	1,578
	Florida GO	4.000%	6/1/33	15,995	16,419
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	356
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	403
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	402
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	630
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	6,245	6,070
	Fort Lauderdale FL GO	3.000%	7/1/49	8,990	6,884
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,650
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,880
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/45	515	508
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	964
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,106
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,506
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,833
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,862
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	3,235	2,600
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,393
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,874
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	13,500
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,551
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,140
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	5,096
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,772
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,061
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	748
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	7,124
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,057
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,689
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,049
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,560
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,698
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,828
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,667
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,225
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,564
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	21,347
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,710
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,260
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,398
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,871
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,957
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,309
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	4,422
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,137
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,574
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,982
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	13,226
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	3,759
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	12,295
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,373
[1]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	3,000	2,937
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	6,620
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	4,946
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	9,100	8,892
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	11,320	12,026
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	4,445	4,085
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,119
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,853
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	928
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	991
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,672
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,010
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	5,000	5,047
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	12,500	13,627
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	14,819
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,365
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	5,150	5,204
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,865
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	7,743
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	8,025	7,439
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,356
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,520
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,393
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,949
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,778
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	261
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	259
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	258
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	7,709
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,252
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,286
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,010
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,434
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,196
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,589
[2]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,363
[2]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,358
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,030	1,181
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	885	1,011
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,390	1,580
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,090	3,490
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,725	4,147
[2]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	12,895	14,336
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,293
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,364
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,565
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/50	6,725	7,235
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	15,666
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,110	7,624
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	4,220	3,262
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,780	4,558
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,335
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	3,875	3,789
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	12,970	12,288
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	16,895
	St. Petersburg FL Public Utility Water Revenue	4.000%	10/1/41	1,360	1,367
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,892
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,523
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,728
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,350
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	5,510
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,273
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,493
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	11,801
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	677
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL College & University Revenue	5.000%	4/1/45	4,735	4,949
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,207
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	248
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,171
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,564
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	517
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	463
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	711
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	5,000	5,205
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	4,842
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	7,843
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	11,302
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	11,632
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,605
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,243
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,543
					766,620
Georgia (2.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,270	10,904
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	16,775	17,421
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,569
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,012
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	1,998
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	994
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,082
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,368
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,342
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,047
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	827
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	968
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	6,810	6,214
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	7,602
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	5,197
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,301
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,399
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,255
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,431
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	995
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	990
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	791
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,004
[10]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	2,610	2,700
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,209
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,380
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,009
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,875
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,184
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,914
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,419
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	4,000	2,677
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	2,500	1,617
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,710	1,611
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	4,788
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	10,451
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,658
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	5,009
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/48	1,310	1,391
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	2,988
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,127
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/64	1,965	2,041
	Georgia Municipal Electric Authority Nuclear Revenue	5.250%	7/1/64	4,865	5,090
	Georgia Municipal Electric Authority Nuclear Revenue	5.500%	7/1/64	5,790	6,009
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	5,281
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	235
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	13,900	14,181
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	4,470
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	10,165	10,270
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,336
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,575
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	6,640	6,544
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	18,000	17,486
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	3,000	2,916
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	11,140
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	14,562
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	2,132
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,018
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	2,420	2,402
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,429
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,299
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,302
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,510
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,031
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	21,115	21,219
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	11,950	11,937
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	2,340	2,350
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	5,975	5,952
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	4,700	4,931
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	4,150	4,132
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	17,525	18,724
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	2,655	2,800
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,309
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	12,705
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,274
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	16,708
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,868
	Municipal Electric Authority of Georgia Nuclear Revenue	5.000%	1/1/56	2,065	2,106
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,036
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,063
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	711
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,110
					386,912
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,374
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,564
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,079
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,032
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,628
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	801
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	656
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,220
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,102
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,106
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,615	1,761
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,391
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,437
					19,151
Hawaii (0.8%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,367
	Hawaii GO	4.000%	10/1/27	3,770	3,881
	Hawaii GO	4.000%	10/1/31	6,770	6,993
	Hawaii GO	5.000%	1/1/33	3,140	3,478
	Hawaii GO	5.000%	1/1/35	7,740	8,509
	Hawaii GO	5.000%	1/1/37	18,720	20,295
	Hawaii GO	5.000%	1/1/38	7,015	7,569
	Hawaii GO, Prere.	4.000%	10/1/25	3,770	3,884
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,870
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,035
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,445
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,790
	Honolulu City & County Board of Water Supply Wate Revenue	3.000%	7/1/51	5,920	4,611
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,108
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	9,899
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,580
	Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	10,000	9,977
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	10,440
	Maui County HI GO	4.000%	3/1/36	1,375	1,442
	Maui County HI GO	4.000%	3/1/37	685	710
	Maui County HI GO	4.000%	3/1/38	1,500	1,544
					116,427
Idaho (0.4%)
	Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	11,039
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,288
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,402
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,177
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,578
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,543
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/47	4,085	4,501
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,504
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,439
					51,471
Illinois (5.4%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	471
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,056
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,196
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,053
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,351
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,633
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,325
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,302
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.500%	4/1/42	1,000	1,087
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,188
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/45	4,640	4,777
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.750%	4/1/48	17,125	18,864
[10]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,163
[10]	Chicago Board of Education GO	0.000%	12/1/27	9,270	7,795
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,702
[10,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,702
[6]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,968
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,596
[10,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,789
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	672
[2]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,612
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,467
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,631
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,038
[2]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,061
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,873
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,432
	Chicago Board of Education GO	5.000%	12/1/39	750	760
[4]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,967
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,585
	Chicago IL GO	5.000%	1/1/26	2,390	2,435
	Chicago IL GO	5.000%	1/1/28	1,750	1,853
	Chicago IL GO	5.000%	1/1/33	3,920	4,233
[10]	Chicago IL GO	0.000%	1/1/34	1,000	634
	Chicago IL GO	4.000%	1/1/35	2,500	2,461
	Chicago IL GO	5.500%	1/1/39	1,230	1,340
	Chicago IL GO	4.000%	1/1/40	11,457	10,390
	Chicago IL GO	5.500%	1/1/40	1,000	1,083
	Chicago IL GO	5.500%	1/1/41	4,000	4,249
	Chicago IL GO	5.500%	1/1/43	1,000	1,056
	Chicago IL GO	4.000%	1/1/49	13,632	11,536
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,068
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,000	1,044
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	7,877
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,390
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,654
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,085
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,340
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,587
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,011
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,112
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	6,145	6,366
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,499
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,568
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	12,000	12,053
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	12,858
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	6,716
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,031
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,291
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,465
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,817
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	16,787
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	13,011
	Cook County IL GO	5.000%	11/15/31	450	513
	Cook County IL GO	5.000%	11/15/32	295	336
	Cook County IL GO	5.000%	11/15/33	290	328
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.250%	11/15/45	7,295	7,911
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,897
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	3,250	3,067
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,205
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	10,254
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,222
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,032
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,129
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,159
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,835
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	4,155
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,397
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,697
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,005
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	2,989
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,974
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,965
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,954
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,079
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	1,947
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	211
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,084
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	10,000	10,612
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	2,772
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	630
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	410
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,311
	Illinois GO	5.000%	2/1/25	2,065	2,087
	Illinois GO	5.000%	1/1/27	3,510	3,655
	Illinois GO	5.000%	6/1/27	1,010	1,059
	Illinois GO	5.000%	9/1/27	2,000	2,139
	Illinois GO	5.000%	10/1/27	3,430	3,672
	Illinois GO	5.000%	11/1/27	3,080	3,302
	Illinois GO	5.000%	12/1/27	500	537
	Illinois GO	4.000%	3/1/28	3,000	3,099
	Illinois GO	5.000%	11/1/28	4,895	5,255
	Illinois GO	5.500%	1/1/30	445	506
	Illinois GO	5.000%	5/1/30	545	588
[8]	Illinois GO	5.000%	7/1/30	18,900	20,948
	Illinois GO	5.250%	7/1/30	5,000	5,018
[8]	Illinois GO	5.000%	7/1/31	22,135	24,784
	Illinois GO	5.000%	3/1/32	1,000	1,114
[8]	Illinois GO	5.000%	7/1/32	4,980	5,622
[2]	Illinois GO	5.250%	2/1/33	5,200	5,267
	Illinois GO	5.000%	3/1/33	1,000	1,110
	Illinois GO	4.000%	6/1/33	1,575	1,591
[8]	Illinois GO	5.000%	7/1/33	2,545	2,867
[2]	Illinois GO	5.500%	7/1/33	3,350	3,363
	Illinois GO	4.000%	12/1/33	4,000	4,049
[2]	Illinois GO	5.250%	2/1/34	3,125	3,164
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	3/1/34	1,000	1,105
[8]	Illinois GO	5.000%	7/1/34	4,785	5,354
	Illinois GO	4.000%	11/1/34	3,505	3,544
[8]	Illinois GO	5.000%	7/1/36	2,550	2,795
[8]	Illinois GO	5.000%	5/1/37	2,835	3,076
[8]	Illinois GO	4.000%	7/1/37	7,410	7,313
	Illinois GO	4.250%	12/1/37	4,500	4,517
[8]	Illinois GO	5.250%	5/1/38	1,570	1,723
	Illinois GO	4.000%	3/1/39	1,550	1,508
[8]	Illinois GO	5.250%	5/1/39	6,205	6,783
	Illinois GO	5.500%	5/1/39	1,000	1,095
[8]	Illinois GO	5.250%	5/1/40	4,555	4,959
	Illinois GO	4.000%	11/1/40	2,990	2,874
[8]	Illinois GO	5.250%	5/1/41	6,705	7,290
	Illinois GO	5.500%	3/1/42	3,000	3,318
[8]	Illinois GO	5.250%	5/1/42	6,345	6,876
[8]	Illinois GO	5.250%	5/1/43	4,430	4,784
	Illinois GO	5.125%	10/1/43	4,500	4,851
	Illinois GO	4.000%	11/1/44	1,350	1,266
	Illinois GO	5.750%	5/1/45	3,000	3,285
	Illinois GO	4.250%	10/1/45	4,250	4,110
[8]	Illinois GO	5.500%	5/1/47	8,805	9,632
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,288
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,312
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,292
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,024
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	17,288
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,745	3,714
[8]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	3,665	4,077
[8]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	4,755	5,390
[8]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,875	7,563
[8]	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,833
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	160
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	531
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,554
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,267
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	12,967
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	12,680
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,311
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,072
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	6,826
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,049
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,436
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,309
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	222
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	6,685
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	217
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,000	840
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	1,750	717
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	7,490	6,855
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	2,259
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	6,520	5,745
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	15,490	13,287
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	3,000	3,030
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	2,915
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	7,115	6,864
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,516
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	6,749
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,079
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,884
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,078
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,074
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,487
					791,650
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,751
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,144
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	7,565	7,736
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	13,304
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,105
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	10,126
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,375
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	13,087
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	9,096
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,586
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	11,851
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	7,442
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	9,141
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,521
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	9,008
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,653
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,709
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,720
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,364
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,374
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,192
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	5,768
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	865
					140,918
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	2,244
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	2,948
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,250	2,394
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,025
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,733
					15,344
Kansas (0.2%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,182
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,140
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	4,975	4,975
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	5,225	5,225
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	1,610	1,610
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	1,590	1,590
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,493
					29,215
Kentucky (0.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	357
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	353
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	6,938
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,079
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	778
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,358
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	12,321
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,300	11,328
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	9,150	9,163
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	471
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,485	4,496
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	3,815	3,819
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,287
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	11,317
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	12,625	12,663
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	5,000	5,017
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,019
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,006
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	16,500	16,731
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	1,500	1,513
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,574
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,878
					111,466
Louisiana (0.5%)
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,556
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,722
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,335
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,336
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,579
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,232
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,312
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	14,311
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,318
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,550
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,660
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,787
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,369
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,279
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	505	506
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,418
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,634
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,140
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,188
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,537
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	1,000	995
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,794
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,059
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	470	475
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,025	1,026
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	1,105	1,099
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	745	721
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	895
					76,833
Maine (0.4%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	882
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	968
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,282
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,156
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,369
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,213
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,103
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	5,100	5,206
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,734
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,545
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,677
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,813
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	1,872
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,895
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,117
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	5,000	4,929
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,369
	University of Maine College & University Revenue	5.500%	3/1/52	4,475	5,010
	University of Maine College & University Revenue	5.500%	3/1/57	5,845	6,547
	University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,557
					63,244
Maryland (1.9%)
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,915
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,247
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,913
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,300
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,907
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,259
	Anne Arundel County MD GO	4.000%	10/1/39	1,935	2,011
	Anne Arundel County MD GO	5.000%	10/1/42	435	478
	Anne Arundel County MD GO	5.000%	10/1/42	1,690	1,858
	Anne Arundel County MD GO	5.000%	10/1/44	1,200	1,314
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,273
	Anne Arundel County MD GO	5.000%	10/1/47	11,615	12,349
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	9,115	9,834
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,062
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/49	3,500	3,436
	Carroll County MD GO	4.000%	11/1/39	1,500	1,563
	Carroll County MD GO	4.000%	11/1/40	1,500	1,550
	Carroll County MD GO	4.000%	11/1/42	1,500	1,520
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,234
	Howard County MD GO	4.000%	2/15/33	8,200	8,571
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	5,055	5,049
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	10,260	10,039
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,480	2,402
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	7,000	7,299
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	119
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	128
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	563
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	131
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,511
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	122
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	3,793
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,575	2,617
	Maryland GO	5.000%	8/1/34	10,000	11,627
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,241
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	310
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,163
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	141
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	6,682
[4,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.400%	7/1/41	14,415	14,415
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,699
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,059
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,787
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,110
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,517
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,012
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	3,383
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,358
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,816
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,189
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,567
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,442
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	9,972
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,220
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,348
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	4,565	4,560
	Prince George's County MD COP	5.000%	10/1/43	15,780	16,794
	Prince George's County MD GO	5.000%	7/15/33	20,250	22,698
	Prince George's County MD GO	5.000%	7/15/34	10,000	11,174
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,223
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,062
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,631
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	15,537
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	7,315	7,389
					284,493
Massachusetts (4.2%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,240
	Ashland MA GO	3.000%	8/1/52	3,500	2,724
	Attleboro MA GO	2.625%	10/15/50	3,335	2,284
	Brockton MA GO	4.000%	8/1/47	5,000	4,928
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	13,026
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,937
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,823
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,000	5,238
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,620
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,388
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,267
	Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	3,064
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	3,942
	Commonwealth of Massachusetts GO	5.000%	11/1/43	675	760
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,899
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,639
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,253
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,402
	Commonwealth of Massachusetts GO	3.000%	4/1/48	12,500	9,932
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	15,974
	Commonwealth of Massachusetts GO	5.000%	1/1/49	2,595	2,771
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	9,620
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,300
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,931
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	3,975
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	15,054
[10]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/27	7,190	7,875
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	13,700	14,712
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	25,050	27,389
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	7,500	8,254
	Harvard MA GO	3.000%	8/15/36	1,260	1,175
	Harvard MA GO	3.000%	8/15/37	1,210	1,098
	Hingham MA GO	3.000%	2/15/36	810	763
	Leominster MA GO	3.000%	3/1/52	1,250	953
	Lowell MA GO	2.000%	9/1/38	1,340	1,000
	Lowell MA GO	4.000%	8/1/39	1,645	1,676
	Lowell MA GO	2.000%	9/1/39	1,445	1,057
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,439
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	5,500
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	6,286
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	6,246
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,288
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,643
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	1,295	1,497
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,171
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,264
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,751
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	2,500	2,642
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	5,875	5,726
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	8,553
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,894
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	8,760
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,887
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	2,864
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,141
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	7,000	7,356
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	700	579
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	5,847
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	999
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	6,902
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	798
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,585
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	45
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,970
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	50
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,742
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	500	428
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	605	598
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,046
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	1,500	1,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	14,020	13,588
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	8,350	8,768
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,275	8,287
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,589
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	900
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,875	1,813
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	5,895
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	1,816
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,025
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	840
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,673
23

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,992
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,452
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	13,502
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	10,000	10,725
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	8,016
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	10,767
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	375	387
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	500	511
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	600	607
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,028
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,251
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	747
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/47	550	538
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/52	1,050	1,016
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,284
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,452
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,872
	Milford MA GO	2.250%	12/1/44	2,000	1,363
	Milford MA GO	2.125%	12/1/48	5,000	3,136
	Milford MA GO	2.500%	12/1/51	3,000	1,990
	New Bedford MA GO	4.000%	9/1/52	3,420	3,312
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	4,991
[2]	Springfield MA GO	3.000%	3/1/33	1,080	1,055
	Swampscott MA GO	3.000%	3/1/52	2,855	2,191
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,237
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,773
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,539
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,289
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,577
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,073
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	44,497
	Waltham MA GO	2.500%	10/15/50	5,000	3,389
	Weymouth MA GO	2.000%	9/15/41	1,180	814
	Weymouth MA GO	2.000%	9/15/45	3,000	1,905
	Weymouth MA GO	2.250%	9/15/50	4,420	2,768
[2]	Worcester MA GO	3.000%	2/1/36	6,795	6,341
[2]	Worcester MA GO	3.000%	2/1/37	3,690	3,359
	Worcester MA GO	2.000%	2/1/41	7,400	5,258
	Worcester MA GO	2.000%	2/1/42	7,465	5,190
[2]	Worcester MA GO	4.000%	2/15/43	2,515	2,512
[2]	Worcester MA GO	4.000%	2/15/44	2,375	2,359
					615,098
Michigan (2.5%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,883
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,930
	Ann Arbor School District GO	3.000%	5/1/35	6,525	6,102
[8]	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,360
[8]	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,084
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,375
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,061
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,115
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,167
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,122
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,163
[2]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,306
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,769
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,108
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,248
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,160
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,172
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,354
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	560
[12]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,065
[12]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,039
	Lansing Community College GO	3.000%	5/1/49	3,755	2,815
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,868
	Michigan (Environmental Program) GO	4.000%	5/1/29	10,000	10,379
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	6,191
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,741
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	919
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	895
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,147
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,117
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,365
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,178
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,375
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	8,500	8,682
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,441
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	9,256
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	1,946
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	14,473
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	18,770	17,335
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,156
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,124
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	229
[7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.710%	12/1/39	7,500	7,509
[7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.760%	12/1/39	2,500	2,489
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,690
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	13,375
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	6,345
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	4,733
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,655
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,587
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	516
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,611
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,406
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,103
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	8,291
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	1,730	1,695
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	6,105	6,705
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,182
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,553
	Michigan State Building Authority Lease (Non-Terminable) Revenue	3.000%	10/15/51	5,000	3,812
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,230
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Transportation Program)	4.000%	10/15/39	1,885	1,918
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	961
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,570	2,681
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,758
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,220
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,165
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,157
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	10,500	10,736
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	3,700	3,624
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,080
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	3,024
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,979
	Rochester Community School District GO	3.000%	5/1/33	1,000	975
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,276
[8,12]	Rockford Public Schools GO	5.000%	5/1/49	5,710	6,143
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	8,255	8,363
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,811
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,948
	Southfield MI GO	3.000%	5/1/33	1,000	963
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	3,971
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,799
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	723
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,147
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,152
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,427
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,141
[2]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	329
[2]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	420
[2]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	353
[2]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,134
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,886
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,904
					370,430
Minnesota (1.0%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,845
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	4,700	4,774
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,313
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,229
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,943
	Hennepin County MN GO	5.000%	12/15/34	10,675	12,077
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,794
	Minnesota GO	5.000%	8/1/26	3,000	3,146
	Minnesota GO	5.000%	10/1/30	1,640	1,820
	Minnesota GO	5.000%	8/1/36	4,000	4,511
	Minnesota GO	4.000%	9/1/37	11,540	12,275
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	514
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,960
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,442
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	8,485	8,243
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	7,349
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,520	6,425
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,245	8,353
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,113
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,162
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,209
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	398
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/35	500	535
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,752
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	3,822
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,070
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	3,000	3,266
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,125
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,346
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,861
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,815
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	2,977
	St Paul Independent School District No. 625 Lease Revenue COP	2.000%	2/1/32	3,530	3,185
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,155
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,418
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,171
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,912
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,423
					145,728
Mississippi (0.1%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,091
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	5,251
					7,342
Missouri (1.6%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,746
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,003
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,242
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,016
[2]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,436
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,560
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	928
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,333
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	10,393
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	8,161
	Kansas City MO Appropriations Revenue	5.000%	9/1/34	2,660	3,074
	Kansas City MO Appropriations Revenue	5.000%	9/1/35	3,285	3,760
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,560	4,898
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,850
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,134
	Kansas City MO GO	4.000%	2/1/36	3,460	3,620
	Kansas City MO GO	4.000%	2/1/37	1,000	1,036
	Kansas City MO GO	4.000%	2/1/39	2,145	2,197
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,623
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,569
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,345
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,547
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	835
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,500	1,703
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,493
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,441
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,499
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,071
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,437
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,025
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,289
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,181
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,467
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/52	4,250	4,769
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,348
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,513
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,890
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,821
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,881
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	4,381
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,099
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,839
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	5,169
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,250	1,177
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,112
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	15,000	13,956
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,400
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,280
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.550%	11/1/50	2,000	1,540
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,575	1,540
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.400%	11/1/51	2,560	1,769
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.000%	5/1/52	1,080	1,047
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,545	4,756
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,358
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,861
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,574
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,370	1,359
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,142
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,219
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	929
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,185	1,175
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,070	986
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,185	1,055
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	805
[2]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	9,946
[2]	St. Louis School District GO	5.000%	4/1/40	6,670	7,355
[2]	St. Louis School District GO	5.000%	4/1/41	10,100	11,107
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,067
					240,137
Montana (0.2%)
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,751
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	933
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	668
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,899
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,417
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,215
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	2,697
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,424
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	9,371
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	833
					23,208
Multiple States (0.0%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,744	3,537
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,304
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,921
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,244
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	10,073
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	14,770	14,831
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	11,810	12,363
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,402
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,069
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,127
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,055
[7]	Douglas County NE College & University Revenue, SIFMA Municipal Swap Index Yield + 0.530%	4.390%	7/1/35	4,460	4,385
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	440
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	382
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	201
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	125
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	99
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,102
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,945	6,667
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,147
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	737
					70,674
Nevada (0.7%)
	Clark County NV GO	4.000%	6/1/30	5,000	5,513
	Clark County NV GO	4.000%	12/1/39	23,100	23,352
	Clark County School District GO	3.000%	6/15/37	3,500	3,038
	Clark County School District GO	3.000%	6/15/39	3,575	2,953
	Clark County School District GO	3.000%	6/15/41	3,000	2,393
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	200	201
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,729
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	460
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,108
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,462
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,029
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,074
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,711
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,186
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	5,134
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,750	8,775
	Las Vegas Valley Water District GO	4.000%	6/1/51	6,905	6,708
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,865
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,343
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,010
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,280
					107,324
New Hampshire (0.2%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,647
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	7,698	7,538
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,816
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	520
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	502
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,170
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,180
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	894
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	816
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	730
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,044
					28,857
New Jersey (3.3%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,007
[2]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,392
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,073
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,227
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	823
	Essex County NJ GO	3.000%	8/15/35	3,000	2,936
	Essex County NJ GO	3.000%	8/15/36	3,000	2,872
	Essex County NJ GO	2.000%	9/1/46	3,900	2,524
	Essex County NJ GO	2.000%	9/1/48	3,900	2,449
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	2,500	2,440
	Hudson County NJ GO	3.000%	11/15/31	5,000	5,007
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,604
[2]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,361
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,814
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	18,149
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,238
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	126
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	180
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	884
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	484
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	881
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,147
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,491
[2]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,869
[2]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,879
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	6,913
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,133
[8]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,092
[8]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,081
[8]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,069
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,873
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	356
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,312
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,170
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	676
	New Jersey GO	5.000%	6/1/29	1,950	2,214
	New Jersey GO	2.000%	6/1/33	15,000	12,815
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,058
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,226
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	286
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	152
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	181
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,090
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	3,505	3,452
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,945	5,178
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/39	765	875
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	6,570	7,246
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,754
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,294
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,271
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,790
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,699
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,389
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,526
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,325
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,649
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,095
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	4,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,500	2,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	19,831
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,318
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,354
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,361
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	5,009
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	20,300	19,554
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,982
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,075
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,465
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,812
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	647
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	3,781
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,928
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,381
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,220
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,687
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,712
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	6,128
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	12,075	11,723
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,475
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	16,444
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	972
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,156
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,035
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	33,349
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,250	15,167
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,504
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,502
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,499
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,494
					478,430
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,633
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,761
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,681
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	2,807
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,763
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,921
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,791
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,521
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/53	4,795	4,636
[14]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	49,238
[2]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	3,067
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,302
					98,121
New York (14.9%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	338
[2]	Hempstead NY GO	4.000%	4/1/27	6,850	7,039
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,072
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	1,967
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	5,000	5,257
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,195
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,249
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	636
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,275
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,411
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	20,046
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	5,885
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,143
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,523
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,061
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,826
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,501
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,071
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,099
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,368
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,856
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,049
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	5,874
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	1,345	1,314
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	951
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,805
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,847
30

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,623
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	6,650	6,777
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	1,980
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	6,685
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	1,500	1,381
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,067
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,750
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,707
[2,7]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.766%	11/1/32	1,245	1,239
[2,7]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.773%	11/1/32	1,750	1,741
[7]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.330%	3.553%	11/1/35	2,695	2,669
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	22
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	3,114
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,841
[2]	Nassau County NY GO	5.000%	7/1/32	2,740	3,087
	Nassau County NY GO	4.000%	4/1/53	5,000	4,740
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,366
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,306
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	2,138
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,423
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,727
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,364
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,923
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	747
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	1,710	1,491
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	1,670	1,304
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,771
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,453
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,342
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,690
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,312
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,602
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,400	1,510
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,406
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	13,609
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,875	2,878
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,000	5,005
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	26,580	21,506
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	1,715	1,696
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,986
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	12,422
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	20,080	21,355
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,668
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	7,433
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	7,737
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	18,866
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,340	2,561
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,821
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	6,080	6,586
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,804
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	12,000	11,755
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,200	2,155
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	20,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	10,601
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	7,873
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,832
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,595
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,673
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,537
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	9,930	9,971
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	7,245	6,138
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	18,544
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,548
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	17,397
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,548
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,337
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,459
31

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	11,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,860
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,406
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,934
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,595	1,897
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,166
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	28,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,376
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	15,000	17,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,460
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	4,570
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,470	1,733
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,547
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	4,580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	4,310
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,768
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,977
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	3,468
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,008
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,640
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,024
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,498
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	11,753
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	4,970
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,209
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,969
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	994
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	5,109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	4,970
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,957
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	6,907
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,883
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,439
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	23,055	22,712
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	11,134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	5,000	4,916
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	17,304
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,345
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	2,030	2,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	2,000	1,956
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	3,924
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	7,783
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	3,322
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	9,000	6,845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	13,500	13,139
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	23,553
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	10,930
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	12,100	12,146
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,150
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	1,300	1,276
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	19,825	21,475
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	5,000	4,885
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,306
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,790
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,565	3,565
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,551
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	10,995
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	4,426
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,010
32

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	2,001
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,600	9,583
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	9,054
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	12,845	11,607
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,219
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	8,727
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,895	15,268
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,667
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	5,989
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	2,000	1,475
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	10,727
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,554
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	3,000	3,138
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,860	2,761
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,540	1,517
	New York NY GO	4.000%	8/1/32	5,000	5,186
	New York NY GO	5.000%	8/1/33	1,000	1,127
	New York NY GO	5.000%	10/1/33	1,770	2,017
	New York NY GO	5.000%	4/1/34	7,000	7,745
	New York NY GO	5.000%	12/1/34	16,310	17,490
	New York NY GO	3.000%	3/1/35	7,000	6,658
	New York NY GO	5.000%	10/1/35	5,020	5,445
	New York NY GO	5.000%	3/1/36	1,200	1,374
	New York NY GO	4.000%	8/1/36	2,635	2,740
	New York NY GO	5.000%	3/1/37	3,070	3,434
	New York NY GO	5.000%	3/1/37	1,175	1,333
	New York NY GO	4.000%	8/1/37	3,000	3,085
	New York NY GO	5.000%	8/1/37	8,600	9,100
	New York NY GO	4.000%	10/1/37	5,840	5,967
	New York NY GO	5.000%	10/1/37	5,000	5,378
	New York NY GO	4.000%	3/1/38	6,950	7,088
	New York NY GO	5.000%	3/1/38	3,305	3,677
	New York NY GO	5.000%	8/1/38	5,430	6,071
	New York NY GO	5.000%	10/1/38	2,045	2,251
	New York NY GO	5.000%	12/1/38	14,545	15,475
	New York NY GO	4.000%	8/1/39	970	981
	New York NY GO	4.000%	8/1/39	7,950	8,049
	New York NY GO	4.000%	3/1/40	2,000	2,004
	New York NY GO	4.000%	8/1/40	17,340	17,374
	New York NY GO	4.000%	8/1/40	1,795	1,799
	New York NY GO	5.250%	10/1/40	2,075	2,395
	New York NY GO	4.000%	8/1/41	2,360	2,355
	New York NY GO	5.250%	10/1/41	2,345	2,692
	New York NY GO	4.000%	4/1/42	3,500	3,476
	New York NY GO	5.500%	5/1/44	2,930	3,377
	New York NY GO	3.500%	4/1/46	3,110	2,740
	New York NY GO	4.000%	4/1/50	4,500	4,381
[3]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,000	1,039
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/35	2,280	2,691
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,950	4,710
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,503
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,675
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	78
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	1,700	1,550
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,058
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	6,150	7,291
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	3,895	4,612
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,175
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,249
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	3,365	3,186
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,107
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	6,000	5,723
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,354
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	10,000	10,528
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,462
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,116
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,864
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	6,304
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,829
33

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,707
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,131
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,819
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,501
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,677
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	7,595
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,589
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,109
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	4,061
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,272
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,761
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,209
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,467
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,042
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	21,481
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	5,000	5,356
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,335
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	11,650	11,366
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,878
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	3,831
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	5,000	4,259
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	40	42
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,403
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,110	7,864
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	6,000	6,412
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,625
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	189
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	5,361
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,204
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,711
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,287
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,529
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,141
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,617
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,416
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	24,123
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	19,089
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	5,377
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	5,327
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,698
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,256
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,697
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,285
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,076
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,141
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,194
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,350	4,250
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	9,658
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	5,000	4,836
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	4,258
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	7,020
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,528
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	10,353
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,660
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	9,782
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,760
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	10,000	7,813
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,381
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,335
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,324
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	19,000	18,127
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,636
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	5,926
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	6,000	6,006
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,276
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	11,651
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	16,090
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	12,414
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,600
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	10,986
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,886
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	11,485	11,415
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	3,220	2,508
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,299
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,988
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	5,000	4,950
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	3,125
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	18,100	14,027
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	4,206
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,774
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,274
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,271
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,856
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,073
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,232
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,889
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	1,003
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,225
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	10,322
[2]	Suffolk County NY GO	5.000%	5/15/31	4,000	4,728
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,245	2,201
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,732
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	7,121
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,529
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,875
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	9,830	9,471
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,790
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,170	9,752
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	29,808
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/35	2,510	2,956
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/36	2,445	2,829
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	6,242
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,686
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	22,425	23,637
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	16,668
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	2,500	2,459
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,500
[7]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	3.596%	1/1/32	255	253
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,779
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,238
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	15,512
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	19,838
[2]	Yonkers NY GO	5.000%	3/15/35	1,000	1,171
[2]	Yonkers NY GO	5.000%	3/15/37	1,000	1,142
					2,196,485
North Carolina (1.3%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	924
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	539
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	538
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,186
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,068
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,948
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,036
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	576
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	1,057
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	399
	Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,463
	Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,510
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,505
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	4,041
	Charlotte NC COP	3.000%	6/1/38	3,505	3,133
	Charlotte NC GO	2.000%	6/1/40	1,875	1,346
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte NC GO	2.000%	6/1/41	1,625	1,143
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,090	1,362
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	1,415	1,767
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,012
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/43	5,000	5,029
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,714
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	860
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	434
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	695
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	533
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,428
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,476
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,157
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,669
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,485
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	2,000	2,074
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,735	1,728
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	24,990	24,253
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	1,945	1,885
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,905	2,890
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,102
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,604
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,114
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/48	2,000	1,619
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	5,156
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,595
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,037
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,177
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	8,000	6,988
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,100	1,140
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,155	1,197
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	2,500	2,592
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,427
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,422
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	866
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,126
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,122
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	7,930
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	9,977
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,226
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	4,456
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,714
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,153
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,146
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,825
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,590
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,072
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,833
					184,069
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	956
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,181
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,666
[2]	University of North Dakota COP	4.000%	6/1/51	2,600	2,425
[2]	University of North Dakota COP	2.500%	6/1/54	5,000	3,205
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,285
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,290
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,360
					29,368
Ohio (2.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	18,291
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,279
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,781
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,644
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,759
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,025
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,430
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,092
36

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	8,213
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,078
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,442
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	15,130	11,111
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	9,150	8,089
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	11,490	10,710
Cleveland OH GO	5.000%	12/1/51	2,000	2,171
Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	456
Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	714
Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	548
Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	463
Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	724
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,586
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,767
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,688
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,670
Columbus City School District GO	5.000%	12/1/42	8,000	8,343
Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,090
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	12,605
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	9,841
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	8,159
Euclid City School District GO	4.750%	1/15/54	2,685	2,709
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,235
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	11,132
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	8,250	8,250
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	7,630
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,433
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,829
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	979
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	953
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	563
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	337
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,768
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,623
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	884
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,905
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,006
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,106
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	27,687
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,000	5,074
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,364
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	4,825
Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,521
Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,818
Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	8,400	7,475
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,019
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	765
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	177
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	400
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	183
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	199
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	7,056
North Royalton City School District GO	4.000%	12/1/32	600	611
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,428
Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,483
Ohio Department of Administrative Services COP	5.000%	9/1/28	500	562
Ohio Department of Administrative Services COP	5.000%	3/1/29	300	340
Ohio Department of Administrative Services COP	5.000%	9/1/29	500	573
Ohio Department of Administrative Services COP	5.000%	3/1/30	350	404
Ohio GO	5.000%	2/1/32	5,000	5,297
Ohio GO	5.000%	2/1/34	3,540	3,741
Ohio GO	5.000%	2/1/36	9,885	10,381
Ohio GO	5.000%	3/1/39	10,000	10,615
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	973
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,364
Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,001
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,427
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	1,780
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,446
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,711
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,325
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	13,390	13,102
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,231
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	829
	Ohio State University College & University Revenue	4.000%	12/1/39	4,270	4,338
	Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,185
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	3,096
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,000
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	20,634
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,317
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,867
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	10,000	10,956
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	10,415	11,323
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,323
	Union County OH GO	5.000%	12/1/47	2,500	2,627
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,043
	Wickliffe City School District GO	3.250%	12/1/56	10,355	7,780
	Worthington City School District GO	5.500%	12/1/54	4,000	4,573
					431,360
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,795
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,099
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,590	8,874
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	10,691
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,068
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	689
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	1,000
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	614
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	501
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	382
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	798
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	415
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	407
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,104
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,195
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,237
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	846
[8]	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	1,730	1,709
[8]	Oklahoma Water Resources Board Water Revenue	4.125%	4/1/53	3,420	3,376
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,927
					65,727
Oregon (1.9%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,472
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,690
	Deschutes County Administrative School District No. 1 Bend-La Pine GO	4.000%	6/15/45	5,000	5,005
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,015
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	614
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,012
	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,612
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	729
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	431
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	818
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	10,000	6,859
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	834
[2]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,790
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	7,146
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,125
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,324
	Multnomah County School District No. 1 Portland GO	4.000%	6/15/49	9,685	9,554
	Multnomah County School District No. 40 GO	5.500%	6/15/53	4,670	5,353
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,212
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	8,167
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,058
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/47	3,500	4,010
38

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon GO	5.000%	5/1/31	1,000	1,065
	Oregon GO	5.000%	5/1/32	3,010	3,202
	Oregon GO	5.000%	5/1/33	280	314
	Oregon GO	5.000%	6/1/33	390	436
	Oregon GO	5.000%	5/1/34	1,280	1,426
	Oregon GO	5.000%	6/1/34	500	558
	Oregon GO	5.000%	5/1/35	2,285	2,601
	Oregon GO	5.000%	6/1/35	500	555
	Oregon GO	5.000%	5/1/36	1,000	1,101
	Oregon GO	5.000%	5/1/36	1,350	1,583
	Oregon GO	5.000%	6/1/36	685	755
	Oregon GO	5.000%	5/1/37	700	767
	Oregon GO	5.000%	5/1/37	1,500	1,736
	Oregon GO	5.000%	6/1/37	1,560	1,710
	Oregon GO	5.000%	5/1/38	650	708
	Oregon GO	5.000%	5/1/39	5,000	5,229
	Oregon GO	5.000%	5/1/39	1,135	1,316
	Oregon GO	5.000%	5/1/40	3,095	3,566
	Oregon GO	5.000%	6/1/40	2,045	2,358
	Oregon GO	5.000%	5/1/41	2,320	2,660
	Oregon GO	5.000%	6/1/41	1,910	2,192
	Oregon GO	2.600%	12/1/42	1,455	1,146
	Oregon GO	5.000%	12/1/52	2,990	3,120
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,549
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,181
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,619
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,870	2,827
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,633
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.250%	7/1/41	2,000	1,510
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	4,380	4,428
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,530	3,543
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	1,714
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,311
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,616
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,583
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,765
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,292
	Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,497
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,532
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,234
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	1,140
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,159
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,885
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,821
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,653
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,770
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,742
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	1,988
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,392
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,701
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	909
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	8,199
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,527
	University of Oregon College & University Revenue	5.000%	4/1/48	5,000	5,286
	University of Oregon College & University Revenue	5.000%	4/1/50	22,425	23,956
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	18,370	15,671
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,154
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,411
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,821
					284,953
Pennsylvania (5.8%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,937
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,322
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	10,212
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	300	301
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,861
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,628
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	5,625	5,657
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,915	2,846
39

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,220
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,113
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,584
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,136
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,205
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,126
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,538
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	2,598
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	19,500	14,219
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	2,220
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,261
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,000	2,759
[2]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,038
[2]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,837
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	15,770
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,610
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,814
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	5,802
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,148
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,458
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,051
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	1,962
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,085
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,582
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,442
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,540
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,497
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	13,355	13,432
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,953
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,999
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	8,737
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,833
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,374
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	2,968
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	854
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	951
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,710
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,064
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,229
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	2,896
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	7,500	7,576
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	1,867
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,577
[2]	Ellwood City Area School District GO	4.000%	11/15/40	810	813
[2]	Ellwood City Area School District GO	4.000%	11/15/41	1,125	1,125
[1]	Fairview School District GO	3.000%	9/15/39	1,000	857
[1]	Fairview School District GO	3.000%	9/15/40	1,000	835
[1]	Fairview School District GO	3.000%	9/15/41	1,000	837
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,279
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	833
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,161
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	1,973
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,789
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	2,250	2,304
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,248
[2]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,671
[2]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,294
[2]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,198
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,095
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	949
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	9,485	9,796
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,028
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,348
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	7,820
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,109
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,052
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,381
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,422
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,539
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	2,997
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	10,000	10,348
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	15,330	15,709
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,534
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,234
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,759
	Montgomery County IDA Industrial Revenue	4.100%	6/1/29	705	719
	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	2,980	3,029
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,180
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,501
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	5,105
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	4,106
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	11,725
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	14,331
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	3,716
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	790
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,510
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,063
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,725
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,556
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	452
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,907
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,114
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	809
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	510
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	1,500	1,389
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	6,678
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,850
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,610
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	4,579
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,742
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,314
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,150
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,169
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,609
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,187
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,105
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	3,719
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,000	11,519
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	15,010	14,576
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,980	3,118
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,048
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,144
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,212
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	4,076
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,381
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	966
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	7,008
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,335
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	8,035
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,111
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	13,931
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,215
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,921
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,167
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,702
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,302
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,708
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	15,627
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,956
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,225
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	15,421
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,804
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,369
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	12,774
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,202
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,582
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	6,588
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,580
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,715
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,310
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,000	1,111
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,852
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,620
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,344
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,234
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	4,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,144
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,325
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,353
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	10,591
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	3,825
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,096
[3]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,458
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	9,126
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	7,353
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,627
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	5,724
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,247
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,200	1,104
	Philadelphia Authority for Industrial Development College & University Revenue	5.250%	11/1/47	3,715	4,008
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	13,026
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,070
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,669
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,198
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,232
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,810
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,656
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,693
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,607
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,735	1,690
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,194
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,843
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,983
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	9,764
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,118
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	9,305	10,416
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,375
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,348
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,291
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	10,729
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,742
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,180
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,116
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	5,001
[2,7]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.510%	9/1/40	2,260	2,260
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,363
	School District of Philadelphia GO	4.000%	9/1/38	5,000	4,951
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,822
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	3,000	2,813
	Spring Township PA GO	3.000%	11/15/33	1,020	994
	Spring Township PA GO	3.000%	11/15/34	1,050	1,001
	Spring Township PA GO	3.000%	11/15/35	1,085	1,024
	Spring Township PA GO	3.000%	11/15/36	1,115	1,026
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,797
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	834
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	227
[2]	Trinity Area School District GO	4.000%	11/1/51	2,175	2,151
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,336
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,840
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,472
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	York County PA GO	4.000%	3/1/35	3,000	3,117
					856,353
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	1,280	1,213
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,792	3,863
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,044	8,384
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	17,710	18,722
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	27,480	29,416
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	19,076	11,131
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	19,291	17,652
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	4,588	4,104
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	820	665
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,268
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	8,095
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,045	2,048
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,930	2,934
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	987
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	4,234	2,657
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	183
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	238
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	122
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	36
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	443	421
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,282	6,029
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	13,252	9,982
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	506
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	35,816	33,302
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,556	3,306
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	5,254	5,060
					172,573
Rhode Island (0.1%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	704
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	862
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	882
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	925
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,448
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,633
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,750	2,720
					14,174
South Carolina (1.1%)
	Charleston County SC GO	4.000%	11/1/30	5,715	6,061
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	764
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,158
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	827
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,075
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,593
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,212
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,328
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/46	2,250	2,134
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,368
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,551
	South Carolina GO	5.000%	4/1/34	470	557
	South Carolina GO	5.000%	4/1/34	380	450
43

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina GO	5.000%	4/1/35	270	317
South Carolina GO	5.000%	4/1/35	400	470
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,118
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,550
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	12,926
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	7,422
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	5,408
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	2,680	2,642
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	5,000	4,678
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,149
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,861
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,649
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	2,954
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,306
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	3,152
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,289
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	10,951
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/42	3,000	2,862
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,505
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,813
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,205	4,115
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	4,970	5,213
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,333
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,776
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,035
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,218
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,319
University of South Carolina College & University Revenue	5.000%	5/1/34	865	932
University of South Carolina College & University Revenue	5.000%	5/1/35	450	526
University of South Carolina College & University Revenue	5.000%	5/1/35	610	707
University of South Carolina College & University Revenue	5.000%	5/1/36	430	492
University of South Carolina College & University Revenue	5.000%	5/1/37	450	508
University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,586
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,617
University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	4,400
				163,877
South Dakota (0.2%)
Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	2,248
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,946
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	14,525	13,358
				25,552
Tennessee (1.2%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,631
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	995
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	978
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	1,993
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	2,039
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,568
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	2,855	2,948
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	145	163
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,580
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,227
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/45	3,365	3,346
Memphis TN Water Revenue	4.000%	12/1/50	1,475	1,450
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,080
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	1,583
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,467
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	3,350	3,610
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,518
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,679
New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,328
New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,700
New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,372
Shelby County TN GO	3.125%	4/1/33	1,465	1,439
Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,648
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	41,215	41,863
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	16,765	16,762
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	3,744
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,249
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,216
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,113
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	95	95
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	7,805	8,119
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	955	1,011
	Tennessee GO, Prere.	5.000%	9/1/24	700	718
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,411
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,395	4,270
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	3,335	3,317
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,955
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,362
	Washington County TN GO	4.000%	6/1/29	3,260	3,388
					182,935
Texas (7.7%)
[16]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,614
[8,16]	Argyle Independent School District GO	4.000%	8/15/53	1,000	973
[16]	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,041
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	7,970
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,610
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,598
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,256
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,453
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	683
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,045
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	506
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	846
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	574
[16]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,961
	Austin Independent School District GO	5.000%	8/1/48	12,880	13,872
	Austin Independent School District GO, Prere.	5.000%	8/1/25	1,425	1,492
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	5,240	5,439
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	3,900	4,462
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,537
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	5,360	5,837
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	5,000	5,405
[16]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,656
[16]	Belton Independent School District GO	4.000%	2/15/40	645	655
[16]	Belton Independent School District GO	4.000%	2/15/41	1,000	1,012
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,963
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	1,980	2,332
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	2,300	2,691
[16]	Bullard Independent School District GO	4.000%	2/15/35	1,000	1,052
[16]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,133
[16]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,236
[16]	Bullard Independent School District GO	5.000%	2/15/47	3,405	3,774
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,777
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,170
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,837
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,571
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,975
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	2,836
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,314
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,259
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,524
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	12,618
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	504
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	43
[16]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,062
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	643
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	663
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	618
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,512
[8,16]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	2,000	1,961
45

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	881
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	5,332
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	8,290	8,994
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,448
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,590
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,470
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,742
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,246
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	8,015	7,866
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,309
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,369
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	4,491
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	5,125
[16]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,551
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,677
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,558
[16]	Del Valle Independent School District TX GO	4.000%	6/15/47	4,090	4,100
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	2,868
[2]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,305
[16]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,570
	El Paso TX GO	5.000%	8/15/27	1,625	1,741
	El Paso TX GO	3.000%	8/15/39	1,270	1,104
	El Paso TX GO	4.000%	8/15/39	1,370	1,389
	El Paso TX GO	3.000%	8/15/40	840	711
	El Paso TX GO	3.000%	8/15/40	1,000	846
	El Paso TX GO	3.000%	8/15/40	1,375	1,163
	El Paso TX GO	4.000%	8/15/40	635	640
	El Paso TX GO	3.000%	8/15/41	905	748
	El Paso TX GO	3.000%	8/15/41	1,200	991
	El Paso TX GO	3.000%	8/15/41	1,500	1,239
	El Paso TX GO	4.000%	8/15/41	655	658
	El Paso TX GO	4.000%	8/15/47	2,725	2,658
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	3,849
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,216
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,790
	Forney Independent School District GO	0.000%	8/15/39	1,000	498
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,861
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,957
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,139
[16]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	2,000	1,965
[16]	Fort Worth Independent School District GO	4.000%	2/15/48	5,000	5,005
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,375
[16]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,721
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,050	1,100
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	23,481
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,300
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	12,100
[16]	Granger Independent School District GO	5.000%	2/15/52	5,000	5,388
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	122
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	116
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,520	2,572
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,056
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,016
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,517
	Harris County TX Highway Revenue	5.000%	8/15/30	665	706
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,188
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,212
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,499
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,856
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,030
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,278
	Hays County TX GO	4.000%	2/15/31	2,265	2,321
	Hays County TX GO	4.000%	2/15/32	3,135	3,261
	Hays County TX GO	4.000%	2/15/32	3,820	3,901
	Hays County TX GO	4.000%	2/15/33	865	896
	Hays County TX GO	4.000%	2/15/33	3,320	3,437
	Hays County TX GO	5.000%	2/15/42	4,000	4,202
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,035
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,026
46

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,007
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,620	1,455
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,747
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	886
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	874
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	900
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	851
	Houston Community College System GO	5.000%	2/15/35	3,000	3,355
	Houston Community College System GO	4.000%	2/15/36	8,500	8,718
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,017
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,415
	Houston TX Combined Utility System Sewer Revenue	5.000%	11/15/45	2,335	2,553
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	27,100	29,210
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,203
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,033
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,153
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,851
	Houston TX GO	4.000%	3/1/34	590	627
	Houston TX GO	4.000%	3/1/35	675	710
	Houston TX GO	3.000%	3/1/36	1,030	934
[16]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,454
[16]	Huntsville Independent School District GO	5.000%	2/15/35	1,405	1,635
[16]	Katy Independent School District GO	3.000%	2/15/33	3,000	3,002
[16]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,971
[16]	Katy Independent School District GO	3.000%	2/15/35	7,185	7,050
[8]	Katy Independent School District GO	5.000%	2/15/38	965	1,097
[8]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,270
[8]	Katy Independent School District GO	5.000%	2/15/48	5,280	5,806
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	4,417
[16]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,043
[16]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,058
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,202
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,097
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,962
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/44	9,750	9,905
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,935
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,077
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,535
[16]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,115
[16]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,504
[16]	Leander Independent School District GO	5.000%	8/15/47	10,495	11,473
[16]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,585
[16]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,064
[16]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,443
[16]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,723
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,128
	Lone Star College System GO	4.000%	2/15/29	1,150	1,174
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,239
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,716
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,695
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,776
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,437
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,584
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,655
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,690
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,386
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,644
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,110
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,132
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,305
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,627
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,194
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,621
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,186
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,076
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,263
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,249
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	1,500	1,606
	Lubbock TX GO	4.000%	2/15/30	1,250	1,282
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,166
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	713
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	694
	Missouri City TX GO	4.000%	6/15/32	1,125	1,154
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,766
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	5,194
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,398
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,902
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,658
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,386
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,290
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,708
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,014
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	1,976
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,781
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	7,828
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	7,807
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,931
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,335	1,404
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	24,896
[8,16]	Northside Independent School District GO	4.000%	8/15/48	2,500	2,457
	Pasadena TX GO	4.000%	2/15/32	1,500	1,527
[16]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,243
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	5,470	6,303
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,155	3,615
[16]	Ponder Independent School District GO	4.000%	2/15/37	1,935	2,010
[16]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,030
[16]	Ponder Independent School District GO	4.000%	2/15/39	1,000	1,024
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	1,825	1,754
[16]	Prosper Independent School District GO	4.000%	2/15/53	10,500	10,278
[16]	Richardson Independent School District GO	3.000%	2/15/36	1,000	957
[8,16]	Rockwall Independent School District GO	4.000%	2/15/53	9,550	9,429
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,217
[16]	San Antonio Independent School District GO	4.000%	8/15/37	1,975	2,032
[16]	San Antonio Independent School District GO	5.000%	8/15/39	3,500	3,960
[16]	San Antonio Independent School District GO	5.000%	8/15/52	7,985	8,724
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,298
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,940
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,200
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,695
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,314
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,170
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	9,532
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,180
	San Antonio TX GO	4.000%	8/1/35	1,190	1,285
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,880
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,078
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,281
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,373
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,106
[16]	Sanger Independent School District GO	4.000%	8/15/47	3,295	3,225
	Spring Independent School District GO	4.000%	8/15/41	5,000	5,029
	Stephenville Independent School District GO	4.000%	2/15/48	3,000	2,896
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,687
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,808
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,178
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,773
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,279
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	10,000	10,645
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,750	1,636
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,351
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,561
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	650	679
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	160
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	151
48

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	142
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,854
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,181
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	2,265	2,372
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	765	804
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	7,290	7,668
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	2,250	2,375
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,810
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,846
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,550
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,015
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	507
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,066
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,020
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,739
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	6,248
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,006
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	6,407
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	996
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,519
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	2,943
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	974
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	968
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,049
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	955
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,383
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	2,832
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,203
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,814
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	7,750	7,736
	Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,361
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,361
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	13,596
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,261
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,794
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	4,121
	Texas Water Development Board Water Revenue	4.000%	10/15/44	6,105	6,082
	Texas Water Development Board Water Revenue	4.000%	10/15/46	5,030	4,959
	Texas Water Development Board Water Revenue	5.000%	10/15/47	8,525	8,967
	Texas Water Development Board Water Revenue	5.000%	4/15/49	6,670	7,079
[16]	Tomball Independent School District GO PUT	3.875%	2/15/43	4,810	4,639
	Travis County TX GO	3.000%	3/1/40	1,000	859
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,468
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,657
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,703
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	10,426
	University of Houston College & University Revenue	4.000%	2/15/37	16,205	16,311
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	7,018
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,287
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,082
	University of Texas System College & University Revenue	5.000%	8/15/49	13,690	16,015
[8,16]	Waco Independent School District GO	4.000%	8/15/41	3,195	3,224
[8,16]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,838
[8,16]	Waco Independent School District GO	4.000%	8/15/48	2,575	2,534
[8,16]	Waco Independent School District GO	4.125%	8/15/53	2,000	1,982
	Waco TX GO	4.000%	2/1/40	7,930	7,961
	Waco TX GO	4.000%	2/1/41	8,260	8,251
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,390
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,908
					1,133,366
Utah (1.2%)
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,159
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,221
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	653
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,292
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,689
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,847
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,685	1,971
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	1,765	2,041
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,864
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	7,500	8,287
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/46	1,075	1,059
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,635
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,367
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	6,076
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,528
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,774
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,989
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,222
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,033
	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,140
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/36	2,300	2,412
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	1,977
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	4,093
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	3,053
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	5,067
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	8,685	8,750
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/43	5,585	5,616
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	5,470	5,376
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	746
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,179
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	644
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,223
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,177
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,460	1,451
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	17,088
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,500	1,480
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	8,500	9,065
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	3,425	3,611
[15]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,758
[2]	Utah State University College & University Revenue	4.000%	12/1/42	1,000	980
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,444
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	16,759
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,385
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,688
					180,869
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,119
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,612
					12,731
Virginia (1.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,013
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,763
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,255
[4]	Cutalong II Community Development Authority District Special Assessment Revenue	4.500%	3/1/55	5,711	4,546
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,715
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,847
	Fairfax County Economic Development Authority Special Tax Revenue	3.000%	4/1/36	2,000	1,861
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	3,917
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,491
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/35	1,570	1,813
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,816
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,091
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,635
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	5,000	4,805
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	36,905
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	625
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,307
	Loudoun County VA GO	3.000%	12/1/31	7,535	7,545
	Loudoun County VA GO	4.000%	12/1/32	6,900	7,098
	Loudoun County VA GO	4.000%	12/1/33	6,895	7,086
	Montgomery County Economic Development Authority College & University Revenue	4.000%	6/1/36	1,200	1,233
	Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	5,000	5,523
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	5,299
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,704
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,637
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	4,000	4,477
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	2,593
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	5,176
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	5,333
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/47	4,000	3,973
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,412
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,647
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	998
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	683
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	976
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	932
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	13,202
[8]	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	7,000	7,944
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,230
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	10,543
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	5,000	5,342
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,451
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,647
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	3,767
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	19,000	18,351
					232,207
Washington (0.9%)
	Bellevue WA GO	4.000%	12/1/39	1,175	1,198
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	14,523
	King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	2,260
	King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,902
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,495
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,328
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,495
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,206
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,402
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,964
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,176
[8]	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	4.000%	7/1/36	3,600	3,839
	Washington GO	5.000%	6/1/38	10,615	12,036
	Washington GO	5.000%	2/1/39	9,570	10,890
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,730	1,626
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	8,008
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,305
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	878
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,923
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	29,551	27,736
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	7,725
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	118
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,667
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	1,749
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,590
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	4,356
					130,395
West Virginia (0.3%)
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,382
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,623
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,815
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,253
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	20,033
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,424
					47,530
Wisconsin (1.2%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,615
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,124
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,219
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	883
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,103
[2]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,090
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,949
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,681
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Neenah Joint School District GO	4.000%	3/1/33	4,045	4,338
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	917
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,528
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	1,007
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,069
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,329
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	371
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	422
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	346
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	319
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	338
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	8,593
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	6,500	5,841
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,255
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,104
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,929
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	893
[2]	Racine Unified School District GO	5.000%	4/1/37	1,000	1,115
[2]	Racine Unified School District GO	5.000%	4/1/41	1,480	1,619
[2]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,089
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,302
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,530
	Wisconsin GO	5.000%	5/1/32	5,950	6,327
	Wisconsin GO	5.000%	5/1/33	3,950	4,122
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,032
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,111
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,625
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,519
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,549
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,711
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,477
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,630
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	15,160
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,061
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	5,000	4,924
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,114
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	9,735
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	6,313
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,493
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,286
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,098
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	4,280	4,476
					178,781
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	507
					577
Total Tax-Exempt Municipal Bonds (Cost $14,958,763)					14,303,002
52

Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[17]	Vanguard Municipal Cash Management Fund (Cost $480,407)	3.603%	4,804,087	480,457
Total Investments (100.3%) (Cost $15,439,170)				14,783,459
Other Assets and Liabilities—Net (-0.3%)				(49,567)
Net Assets (100%)				14,733,892
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $194,405,000, representing 1.3% of net assets.
5	Non-income-producing security—security in default.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $891,000 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	453	93,392	175

See accompanying Notes, which are an integral part of the Financial Statements.
53

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,958,763)	14,303,002
Affiliated Issuers (Cost $480,407)	480,457
Total Investments in Securities	14,783,459
Investment in Vanguard	523
Cash	1
Receivables for Investment Securities Sold	43,619
Receivables for Accrued Income	181,960
Receivables for Capital Shares Issued	23,063
Variation Margin Receivable—Futures Contracts	46
Other Assets	206
Total Assets	15,032,877
Liabilities
Payables for Investment Securities Purchased	275,474
Payables for Capital Shares Redeemed	10,049
Payables for Distributions	12,894
Payables to Vanguard	568
Total Liabilities	298,985
Net Assets	14,733,892
At April 30, 2023, net assets consisted of:

Paid-in Capital	15,630,231
Total Distributable Earnings (Loss)	(896,339)
Net Assets	14,733,892

Investor Shares—Net Assets
Applicable to 68,092,323 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	733,624
Net Asset Value Per Share—Investor Shares	$10.77

Admiral Shares—Net Assets
Applicable to 1,299,453,261 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,000,268
Net Asset Value Per Share—Admiral Shares	$10.77

See accompanying Notes, which are an integral part of the Financial Statements.
54

Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	232,865
Total Income	232,865
Expenses
The Vanguard Group—Note B
Investment Advisory Services	349
Management and Administrative— Investor Shares	573
Management and Administrative— Admiral Shares	5,265
Marketing and Distribution— Investor Shares	23
Marketing and Distribution— Admiral Shares	388
Custodian Fees	30
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	20
Trustees’ Fees and Expenses	3
Other Expenses	81
Total Expenses	6,735
Expenses Paid Indirectly	(29)
Net Expenses	6,706
Net Investment Income	226,159
Realized Net Gain (Loss)
Investment Securities Sold[1]	(106,258)
Futures Contracts	949
Realized Net Gain (Loss)	(105,309)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,086,067
Futures Contracts	947
Change in Unrealized Appreciation (Depreciation)	1,087,014
Net Increase (Decrease) in Net Assets Resulting from Operations	1,207,864
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,307,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	226,159	438,842
Realized Net Gain (Loss)	(105,309)	(132,827)
Change in Unrealized Appreciation (Depreciation)	1,087,014	(2,694,334)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,207,864	(2,388,319)
Distributions
Investor Shares	(11,240)	(27,443)
Admiral Shares	(213,668)	(502,126)
Total Distributions	(224,908)	(529,569)
Capital Share Transactions
Investor Shares	(22,914)	(87,052)
Admiral Shares	345,413	(702,408)
Net Increase (Decrease) from Capital Share Transactions	322,499	(789,460)
Total Increase (Decrease)	1,305,455	(3,707,348)
Net Assets
Beginning of Period	13,428,437	17,135,785
End of Period	14,733,892	13,428,437

See accompanying Notes, which are an integral part of the Financial Statements.
55

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.04	$12.10	$12.03	$11.95	$11.16	$11.65
Investment Operations
Net Investment Income[1]	.164	.306	.314	.344	.379	.393
Net Realized and Unrealized Gain (Loss) on Investments	.729	(1.997)	.126	.133	.796	(.459)
Total from Investment Operations	.893	(1.691)	.440	.477	1.175	(.066)
Distributions
Dividends from Net Investment Income	(.163)	(.305)	(.313)	(.345)	(.379)	(.393)
Distributions from Realized Capital Gains	—	(.064)	(.057)	(.052)	(.006)	(.031)
Total Distributions	(.163)	(.369)	(.370)	(.397)	(.385)	(.424)
Net Asset Value, End of Period	$10.77	$10.04	$12.10	$12.03	$11.95	$11.16
Total Return[2]	8.91%	-14.26%	3.67%	4.06%	10.66%	-0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$734	$705	$945	$921	$977	$853
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.10%	2.73%	2.57%	2.89%	3.25%	3.44%
Portfolio Turnover Rate	15%	28%	14%	14%	16%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17% and 0.17%, respectively.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.04	$12.10	$12.03	$11.95	$11.16	$11.65
Investment Operations
Net Investment Income[1]	.168	.315	.324	.356	.388	.402
Net Realized and Unrealized Gain (Loss) on Investments	.729	(1.997)	.126	.130	.796	(.459)
Total from Investment Operations	.897	(1.682)	.450	.486	1.184	(.057)
Distributions
Dividends from Net Investment Income	(.167)	(.314)	(.323)	(.354)	(.388)	(.402)
Distributions from Realized Capital Gains	—	(.064)	(.057)	(.052)	(.006)	(.031)
Total Distributions	(.167)	(.378)	(.380)	(.406)	(.394)	(.433)
Net Asset Value, End of Period	$10.77	$10.04	$12.10	$12.03	$11.95	$11.16
Total Return[2]	8.96%	-14.19%	3.75%	4.14%	10.75%	-0.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,000	$12,723	$16,191	$14,592	$12,826	$10,825
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.81%	2.65%	2.96%	3.33%	3.52%
Portfolio Turnover Rate	15%	28%	14%	14%	16%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.09%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
57

Long-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $523,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $29,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
58

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,303,002	—	14,303,002
Temporary Cash Investments	480,457	—	—	480,457
Total	480,457	14,303,002	—	14,783,459
Derivative Financial Instruments
Assets
Futures Contracts[1]	175	—	—	175
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,443,553
Gross Unrealized Appreciation	125,323
Gross Unrealized Depreciation	(785,242)
Net Unrealized Appreciation (Depreciation)	(659,919)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $136,100,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2023, the fund purchased $2,523,811,000 of investment securities and sold $2,032,091,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	95,877	9,039	169,967	15,178
Issued in Lieu of Cash Distributions	9,334	872	22,875	2,031
Redeemed	(128,125)	(12,086)	(279,894)	(25,022)
Net Increase (Decrease)—Investor Shares	(22,914)	(2,175)	(87,052)	(7,813)
Admiral Shares
Issued	2,710,436	255,489	8,448,228	773,577
Issued in Lieu of Cash Distributions	138,638	12,956	330,727	29,357
Redeemed	(2,503,661)	(236,605)	(9,481,363)	(873,219)
Net Increase (Decrease)—Admiral Shares	345,413	31,840	(702,408)	(70,285)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
59

Long-Term Tax-Exempt Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
60

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
61

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q432 062023

Semiannual Report   |   April 30, 2023
Vanguard High-Yield Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	63
Liquidity Risk Management	64

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,092.70	$0.88
Admiral™ Shares	1,000.00	1,093.10	0.47
Based on Hypothetical 5% Yearly Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

High-Yield Tax-Exempt Fund
Fund Allocation
As of April 30, 2023
New York	11.6%
California	9.5
Pennsylvania	9.2
Illinois	7.9
Florida	6.0
Texas	5.5
New Jersey	5.0
Ohio	3.2
Colorado	2.8
Alabama	2.7
Georgia	2.5
Wisconsin	2.5
Massachusetts	2.2
Puerto Rico	1.9
Michigan	1.9
Washington	1.7
Missouri	1.6
District of Columbia	1.5
Tennessee	1.5
Arizona	1.4
Maryland	1.4
Oregon	1.4
Kentucky	1.3
Virginia	1.3
South Carolina	1.3
Louisiana	1.0
Other	10.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
2

High-Yield Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (95.8%)
Alabama (2.6%)
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,164
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,258
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,240	23,271
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	1,475	1,478
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,710	12,773
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	24,955	24,854
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	7,570	8,042
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	8,685	9,476
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	14,790	14,840
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	16,025	15,979
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	17,455	16,917
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	15,590	15,545
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	32,420	34,017
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,558
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,423
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,451
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	12,026
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	614
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	586
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	664
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	517
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	609
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,982
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,003
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	3,965
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	36,329
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	25,681
[1,2]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,757
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	2,000	2,054
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,409
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,859
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,377
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,386
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	2,930	2,906
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	8,525	8,474
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	3,470	3,749
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	17,420	18,152
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	16,520	17,576
[3]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	6,195	5,669
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	644
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,074
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,105
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,095
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	1,915
					384,223
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,142
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,142
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	6,500	6,480
					16,764
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	2,973
3

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,311
					6,284
Arizona (1.3%)
[3]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	565
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,292
[3]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	895
[3]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	579
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	1,940
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,535
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,159
[3]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,386
[3]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	670
[3]	Arizona IDA Charter School Aid Revenue	5.375%	7/1/53	1,000	959
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,256
[3]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	250	183
[3]	Arizona IDA Charter School Aid Revenue	5.500%	7/1/58	1,100	1,054
[3]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	781
[3]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,519
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	310	305
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	359
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	693
[3]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	613
[3]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	616
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/51	1,760	1,440
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	5,125	4,004
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,006
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,001
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	496
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,526
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,295	5,897
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,481
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,148
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,605
[3,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	6,500
[3,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	14,479
[3,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	3,282
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,163
	Chandler IDA Industrial Revenue Put	5.000%	9/1/52	15,000	15,629
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	330	332
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	5,695	4,628
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	4,949
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	227
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	645
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	1,931
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	374
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	288
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	466
[3]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	4,091
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,680
[3]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,203
[3]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,302
[3]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	978
[3]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	250	250
[3]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	429
[3]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,969
[3]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,920
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/48	10,000	9,377
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,064
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,338
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	1,796
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,317
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	5,797
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,094
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,449
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	5,000	3,676
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,206
[3]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	1,918
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	4,400	3,103
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	494
4

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,136
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,840
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	17,882
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	2,047
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,488
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,057
					194,757
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,159
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,676
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,452
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,200
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	600
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,291
	Arkansas Development Finance Authority Industrial Revenue	5.450%	9/1/52	14,000	13,918
[3]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	10,165	9,083
					44,379
California (9.1%)
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,184
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	785
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	3,832
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,246
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,349
	Alum Rock Union Elementary School District GO	5.250%	8/1/47	2,500	2,753
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	1,340	1,413
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,022
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,629
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	18,610	19,805
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	4,885	5,182
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	20,480	20,688
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	25,808
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	28,300	28,542
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,212
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	6,000	6,071
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,955	4,071
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	4,406
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	9,945
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	19,356
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	10,903
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,500	1,921
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,424
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	12,735
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	6,660
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,278
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	927
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,042
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	980	989
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,368
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,720
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,184
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,190
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,094
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,545
	California GO	5.000%	10/1/42	6,000	6,553
	California GO	5.000%	10/1/42	1,000	1,143
	California GO	3.000%	12/1/43	1,500	1,246
	California GO	5.250%	10/1/45	3,750	4,351
[7]	California GO	3.000%	12/1/46	3,000	2,395
	California GO	5.250%	9/1/47	4,450	5,090
	California GO	5.250%	10/1/50	3,000	3,430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,293
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	2,769
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,555	1,508
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	5,432
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,300	2,197
5

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,445
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	4,500	4,194
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	7,495	7,029
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	6,290	5,971
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	13,920	13,892
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	3,779	3,822
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,903	4,835
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	20,295	19,217
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	10,098	9,215
[3]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	7,550	7,548
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	2,787
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.210%	8/1/47	1,500	1,483
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.560%	12/1/50	1,000	972
[3]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	420	417
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,396
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,053
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,095	5,219
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,050
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,674
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,773
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	6,796
[3]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,457
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,869
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	6/30/31	3,100	3,300
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	4,226
	California Municipal Finance Authority Port, Airport & Marina Revenue	4.000%	12/31/47	5,250	4,678
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/47	3,000	3,039
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,141
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.125%	10/1/25	2,000	2,013
[3]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,400
[3]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	2,079
[3]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,226
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	3,883
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,000	1,966
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,790	6,448
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,355
[3]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,260	1,931
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,754
[3]	California School Finance Authority Charter School Aid Revenue, Prere.	6.400%	2/1/24	2,010	2,050
[3]	California School Financing Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,499
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	5,460
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	15,841
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	495	474
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	2,000	2,145
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	8,000	8,620
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	19,874
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,635
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	7,381
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,443
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	4,931
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,275	1,147
[3]	California Statewide Communities Development Authority Revenue	5.250%	12/1/48	8,000	7,773
[3]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	6,878
[3]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,560
[3]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,798
[3]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,970	3,818
[3]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,652
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	1,125	1,132
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	589
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	791
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,250	3,110
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,571
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,604
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,840
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	3,757
6

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,519
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,955	7,548
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,670	7,263
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,950	3,704
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	6,000	4,663
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,033
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	6,968
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	7,920	5,408
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	16,038
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,312
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,543
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	2,984
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	1,040
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	4,777
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,255	2,207
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	5,000	5,468
[1]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,404
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,533
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	517
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	8,823
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,515	3,316
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,000	2,830
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	1,000	1,166
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	9,000	9,421
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,209
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	8,996
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	4,565	4,780
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15,100	15,811
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/52	7,860	8,194
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	995	1,011
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,268
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/42	1,000	1,064
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.250%	6/1/47	2,000	2,150
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,510
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,618
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,117
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,270	1,431
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	720
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,889
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	3,665	4,029
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	816
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,824
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	859
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,144
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,560
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	1,450	1,436
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,618
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	973
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,073
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	8,179
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/42	2,870	2,784
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	2,500	2,644
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,601
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	23,000	25,397
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,905
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	6,965
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	2,665	2,522
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,208
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	5.000%	5/15/34	1,840	2,063
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	4.000%	5/15/46	9,860	9,476
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	4.000%	11/15/31	140	150
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	5.000%	11/15/31	105	120
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	19,690
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	8,645
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	6,587
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	1,000	997
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/37	1,500	1,495
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.000%	7/1/47	1,500	1,495
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	1,806
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,121
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	1,965	1,927
[4]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,683
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,171
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,584
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,583
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,580
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,645
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,329
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,615
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	3,420
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,000	1,051
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,115
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,111
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	654
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	532
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	502
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	499
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	558
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	668
[9]	Palomar Health GO	0.000%	8/1/33	8,805	6,106
	Palomar Health GO	4.000%	8/1/35	4,000	4,008
[9]	Palomar Health GO	7.000%	8/1/38	10,740	12,470
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,662
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,824
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,493
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,602
[4]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,543
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,295
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,206
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	5,366
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,542
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	3,480	3,258
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,066
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	6,185
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,144
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,462
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,325
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,150
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,071
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,341
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,595	4,783
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	5,000	4,034
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,485
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,057
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	5,072
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	526
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,075
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,046
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,575
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	7,760	7,627
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	16,275	15,122
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,213
[4]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	26,310	24,742
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,203
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	745	722
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,511
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,390
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	8,364
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,695
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,550
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	10,737
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,842
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,690
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,365
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	29,500	30,694
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,115
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	14,320	14,856
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	27,525	28,439
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	18,975	19,585
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	4,181
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,074
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,524
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,009
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,346
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	1,000	993
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,589
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,056
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,350
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	13,038
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,954
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,047
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,795
[1]	Sanger Unified School District COP	5.000%	6/1/45	5,500	5,868
[1]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/49	6,000	6,203
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,589
[4]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,038
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,288
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,060	1,038
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	5,924
	Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue	0.000%	6/1/46	3,500	572
	Union Elementary School District GO	5.250%	9/1/52	5,000	5,480
	University of California College & University Revenue	5.000%	5/15/43	3,500	3,772
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,255
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,605
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,622
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	15,185	16,163
[1]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,350
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,780
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,316
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	2,805
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,412
					1,345,549
Colorado (2.7%)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	2,195	2,282
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	4,940	5,136
	Adonea Metropolitan District No. 2 GO, Prere.	7.500%	12/15/23	3,111	3,278
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	13,531
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	500
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	859
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	1,958
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	478
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	583
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,119
[3]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,050
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	976
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	1,990
[3]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	17,011
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,044
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	471
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	529
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,016
	Colorado COP	6.000%	12/15/40	5,000	6,059
	Colorado COP	6.000%	12/15/41	3,570	4,310
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,421
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,551
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,640
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,488
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,669
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,321
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,219
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,500	2,526
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,478
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	501
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,750	5,625
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	472
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,215
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	479
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	2,476
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	490
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	3,013
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	17,695	18,269
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	5,760	6,218
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	16,525	14,964
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	2,955	2,226
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,156
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	2,196
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	903
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	812
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	2,000	2,267
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	746
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,365
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	813
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/39	4,000	4,647
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,523
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,137
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,580
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,933
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/53	3,000	3,141
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	33,316
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,220
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,618
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	29,000	29,755
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	7,167
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	5,000	5,477
[3]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,657
[3]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	3,252
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	17,659
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	7,906
[8]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.573%	9/1/39	700	695
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,572
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,849
	Four Corners Business Improvement District GO	6.000%	12/1/52	2,000	1,831
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,406
	Hogback Metropolitan District GO	5.000%	12/1/41	725	662
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,339
[3]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,688
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	5,996
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,373
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,627	4,351
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,195
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,341
[3]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	425
[3]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	459
[3]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	2,491
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,790	1,764
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	400
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	484
[3]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	624
[3]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	5,050
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,600
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	488
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	3,937
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	383
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,353	4,662
	Southglenn Metropolitan District GO	3.500%	12/1/26	5,000	4,825
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,589
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,424
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	304
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,293
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	747	714
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,468
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,579
[1]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,960	5,029
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,857	1,554
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	2,160
[3]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	991
[3]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,736
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	692
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,301
[2]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	671
[1]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,632
[1]	Westminster Public Schools COP	5.000%	12/1/48	6,000	6,410
					399,124
Connecticut (0.6%)
	Connecticut GO	3.000%	1/15/34	1,000	985
	Connecticut GO	3.000%	1/15/36	1,050	984
	Connecticut GO	3.000%	1/15/37	1,045	956
	Connecticut GO	3.000%	1/15/38	2,070	1,860
	Connecticut GO	3.000%	1/15/39	2,400	2,124
	Connecticut GO	4.000%	6/1/39	600	607
	Connecticut GO	3.000%	1/15/40	4,815	4,178
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,770	2,765
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,810	1,760
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	9,538
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,470
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,730
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,799
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,867
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	5,474
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,846
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,682
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,450
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	976
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,840
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,625	3,520
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,188
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,571
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,559
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,483
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,730
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,880
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,250	3,942
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,092
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,272
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,340	1,293
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	1,679
[3]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	6,980
[3]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/41	575	470
[3]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/51	1,655	1,247
					92,797
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	53
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	295	354
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	295	354
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	197
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	196
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	193
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,593
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	190
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	187
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	168
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	183
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	198
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	192
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,181
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	392
[3]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	2,950
					11,581
District of Columbia (1.4%)
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	600	604
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,333
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	815
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	2,706
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,275
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,552
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,305
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,127
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	2,781
[3]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	926
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,500
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,108
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,814
	District of Columbia GO	5.000%	6/1/37	3,105	3,390
	District of Columbia GO	5.250%	1/1/48	6,625	7,529
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	850	818
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,319
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,600
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,041
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,125
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,487
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	3,923
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	972
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	827
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	884
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,003
[2,3]	District of Columbia Tax Allocation Revenue, 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,651
[2,3]	District of Columbia Tax Allocation Revenue, 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,067
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	975
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,365
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,705
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,612
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,355
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,923
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,686
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	23,827
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	13,127
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	5,538
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	32,520
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,118
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,815
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,018
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,179
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,351
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,180
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	4,934
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,084
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,000	4,296
					212,090
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida (5.8%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	501
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	15,176
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,842
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc. Obligated Group) Class A	4.000%	4/1/52	7,170	6,618
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,213
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,362
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,530
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,150
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,755
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	2,988
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,783
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,022
	Broward County FL Airport System Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,084
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	14,232
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	997
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,346
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,421
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,205	2,055
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,287
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,152
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	610
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	579
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,564
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,258
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,139
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	975	722
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	960
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	2,983
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	496
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	21,901
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	1,301
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,140
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,893
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,117
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	7,963
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	5,792
[3]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,310
[3]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,475
[3]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	4,029
[3,5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	283
[3,5]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	138
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	2,810
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,693
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	11,731
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	11,538
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,146
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	1,027
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,057
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	1,051
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,160
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	310
[3]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	538
[3]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	1,000	887
[3]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	617
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	507
[3]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	705
[3]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,950	6,538
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	795
[3]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	3,013
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	2/1/57	575	553
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	654
[3]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,010
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	779
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,025	997
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	5,051
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,302
[3]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	10,500	9,949
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,386
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	9,925
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	10,670
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,148
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	2,138
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,675
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,252
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,020
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	15,500	15,943
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/46	5,000	5,260
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	9,364
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,042
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	4,012
[1]	Hernando County School District COP	5.000%	7/1/28	5,825	6,192
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,507
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,081
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,328
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	14,980
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	16,735	15,343
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	12,445
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,992
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	999
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,004
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,519
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	1,784
[3]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	265	268
[3]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,197
[3]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	743
[3]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	730
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	6,299
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,216
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,514
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,396
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,345
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	9,130
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,559
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,089
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,066
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,682
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	3,723
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	11,460	11,882
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,142
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,774
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	2,732
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	5,000	3,759
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	923
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	10,105	10,735
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,000	1,838
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,855	1,913
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,715
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	3,750	3,375
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,594
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,413
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,150
[8]	Miami-Dade County IDA Resource Recovery Revenue, SIFMA Municipal Swap Index Yield + 0.375%	4.235%	11/1/33	10,000	9,767
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	18,247
	Miami-Dade FL Transit System County Sales Tax Revenue	4.000%	7/1/47	5,400	5,205
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,250
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,950
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	4,453
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	5,000	4,849
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,809
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,005
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,498
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,476
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,162
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	8,025	7,439
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,356
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	10,030	10,058
[2]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,949
[2]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,778
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	834
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,194
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,163
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	383
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,309
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,293
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	4,304
[3]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	11.500%	7/1/27	6,000	5,792
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	7,307
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,307
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,010
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,434
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,775	4,202
[1]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	10,675	11,868
[3]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,365
[3]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,293
[3]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	2,249
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,665	4,773
[3]	Polk County IDA Industrial Revenue	5.875%	1/1/33	4,000	4,027
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,151
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,107
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,093
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,140
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,083
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	1,972
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,261
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,360
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	963
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,043
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	15,666
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,315	7,844
[3]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	830	625
[3]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	693
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	290	290
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,020	4,653
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	11,280	8,895
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,582
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	20,000	18,948
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	25,477
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,493
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,358
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,004
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	7,291
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	395
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,984
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	16,965
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	4,600	4,788
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	5,600	5,825
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,727
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,186
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	4,000	3,900
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,564
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	3,625
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	6,654
					850,459
Georgia (2.4%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	5,250	5,436
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,619
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,211
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	3,583
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	6,051
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	880
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,910
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,082
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,051
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	219
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	486
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	536
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	268
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,375	5,712
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,347
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,005
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	412
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	412
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	406
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,543
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,331
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	6,810	6,214
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	17,124
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,375
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,129
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,321
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,083
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	6,924
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,023
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	3,540	2,370
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,154
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,403
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	11,070	7,160
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	4,032
[3]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	4,590
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,347
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/48	1,490	1,582
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	2,992
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/64	2,600	2,701
	Georgia Municipal Electric Authority Nuclear Revenue	5.250%	7/1/64	5,300	5,545
	Georgia Municipal Electric Authority Nuclear Revenue	5.500%	7/1/64	6,710	6,964
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	546
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	6,287
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	235
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	33,198
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	5,215
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	10,165	10,270
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,253
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	5.000%	1/1/59	5,975	6,105
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	5.000%	1/1/62	4,025	4,139
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,336
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	18,805	20,948
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,865
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	824
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,299
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,843
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	9,539
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	501
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	950	955
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	8,215	8,206
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	3,705	3,721
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	14,930	14,873
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	12,530	13,147
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	8,870	8,831
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	19,005	20,305
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	10,775	11,363
	Municipal Electric Authority of Georgia Nuclear Revenue	5.000%	1/1/56	4,535	4,625
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	2,094
[3]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	11,140	10,297
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,454
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	2,916
					351,723
Guam (0.3%)
[11]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	399
[11]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	271
[11]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	692
[11]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	525
[11]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,249
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,697
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,166
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	6,225	6,298
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	2,106
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	2,639
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,727
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	815	855
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	138
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,390
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	2,500	2,653
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,135	1,212
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,014
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,060	1,841
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,780
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,102
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,106
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,338
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,238
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,391
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,233
					46,060
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,660
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,360
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,288
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,698
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	4.000%	3/1/37	8,275	7,925
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	3,265	2,754
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	518
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,305
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,097
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,644
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	913
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	747
					38,909
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/38	1,335	1,325
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/40	1,445	1,408
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/46	2,150	2,026
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/51	3,100	2,880
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,278
[3]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	15,750	11,586
					20,503
Illinois (7.5%)
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.000%	4/1/38	1,000	1,060
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,562
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,337
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,373
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/45	1,925	1,982
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.750%	4/1/48	25,275	27,842
	Chicago Board of Education GO	0.000%	12/1/25	7,700	6,960
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,155
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,174
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,776
[10,12]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,702
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,154
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,616
[3]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,467
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,596
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,185	837
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10,12]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,789
[1]	Chicago Board of Education GO	5.000%	12/1/31	625	672
	Chicago Board of Education GO	5.000%	12/1/31	600	627
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,564
	Chicago Board of Education GO	5.125%	12/1/32	1,225	1,238
[1]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,072
[1]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,335
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,035
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,029
	Chicago Board of Education GO	5.000%	12/1/36	5,000	5,131
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,484
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,772
	Chicago Board of Education GO	5.000%	12/1/38	4,250	4,327
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,432
	Chicago Board of Education GO	4.000%	12/1/43	1,000	882
	Chicago Board of Education GO	7.000%	12/1/44	36,350	38,311
	Chicago Board of Education GO	6.500%	12/1/46	13,500	14,181
[3]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,452
	Chicago Board of Education GO	4.000%	12/1/47	13,750	11,814
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	269
	Chicago IL GO	0.000%	1/1/31	4,915	3,568
	Chicago IL GO	5.000%	1/1/33	3,920	4,233
	Chicago IL GO	4.000%	1/1/38	12,994	12,072
[10]	Chicago IL GO	0.000%	1/1/39	5,250	2,471
	Chicago IL GO	5.000%	1/1/39	2,100	2,150
	Chicago IL GO	5.500%	1/1/39	2,580	2,812
	Chicago IL GO	4.000%	1/1/40	4,041	3,665
	Chicago IL GO	5.500%	1/1/40	1,000	1,083
	Chicago IL GO	5.500%	1/1/41	1,000	1,062
	Chicago IL GO	5.500%	1/1/43	5,880	6,212
	Chicago IL GO	4.000%	1/1/44	5,644	4,949
	Chicago IL GO	4.000%	1/1/49	8,252	6,983
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,542
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,545
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,065
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	444
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,009
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	10,000	10,055
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,068
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	1,827
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,296
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	11,705
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	596
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	159
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,576
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,260
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,575
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,390
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	325	363
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,199
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,546
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,241
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,424
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,624
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,060
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,816
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,033
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	12,361
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,299
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,000
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	4,945
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,085
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,241
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/53	5,000	5,412
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,784
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	6,495	6,524
[4]	Chicago Park District GO	5.000%	1/1/37	1,240	1,351
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Chicago Park District GO	5.000%	1/1/40	1,880	2,018
	Chicago Park District GO	5.000%	1/1/40	2,590	2,606
[4]	Chicago Park District GO	4.000%	1/1/41	4,000	3,936
	Chicago Park District GO, Prere.	5.000%	1/1/24	4,910	4,967
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	7,500	6,992
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,465
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,180
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,696
	Cook County IL GO	5.000%	11/15/31	715	815
	Cook County IL GO	5.000%	11/15/32	470	535
	Cook County IL GO	5.000%	11/15/33	460	521
	Cook County IL GO	5.000%	11/15/34	1,150	1,191
	Cook County IL GO	5.000%	11/15/35	1,025	1,060
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	890
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	4,250	4,011
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,784
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	531
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,643
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,424
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	12,544
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,228
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,741
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,395
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,299
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,209
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,762
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,031
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	405	393
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	640	618
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,134
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,141
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,637
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,907
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,466
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,976
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	7,480
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,039
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,924
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,312
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,190
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	2,250
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,337
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,086
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,385
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	6,154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,079
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,173
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,753
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	33,652
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	5,246
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	1,873
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	3,418
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	10,910	8,625
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,336
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,050
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,865
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,978
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,047
	Illinois GO	5.000%	2/1/26	3,885	4,046
	Illinois GO	5.500%	7/1/26	5,845	5,868
	Illinois GO	5.000%	12/1/26	1,610	1,701
	Illinois GO	5.000%	10/1/27	3,340	3,576
	Illinois GO	5.000%	11/1/27	1,165	1,249
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	2/1/28	10,000	10,603
	Illinois GO	4.000%	3/1/28	4,000	4,132
	Illinois GO	5.000%	11/1/28	1,180	1,267
	Illinois GO	5.000%	11/1/28	2,600	2,740
	Illinois GO	5.000%	5/1/29	6,125	6,213
	Illinois GO	5.000%	10/1/29	3,000	3,257
	Illinois GO	5.000%	10/1/29	2,880	3,168
	Illinois GO	5.000%	11/1/29	14,695	15,729
[11]	Illinois GO	5.000%	7/1/30	4,815	5,337
	Illinois GO	5.000%	10/1/30	2,500	2,710
[11]	Illinois GO	5.000%	7/1/31	7,045	7,888
	Illinois GO	5.000%	3/1/32	1,000	1,114
[11]	Illinois GO	5.000%	7/1/32	7,620	8,603
[1]	Illinois GO	5.250%	2/1/33	6,200	6,280
	Illinois GO	5.000%	3/1/33	1,000	1,110
	Illinois GO	4.000%	6/1/33	1,575	1,591
[11]	Illinois GO	5.000%	7/1/33	790	890
	Illinois GO	4.000%	12/1/33	9,000	9,110
[1]	Illinois GO	5.250%	2/1/34	3,125	3,164
	Illinois GO	5.000%	3/1/34	1,000	1,105
	Illinois GO	4.000%	6/1/34	1,780	1,792
[11]	Illinois GO	5.000%	7/1/34	1,750	1,958
	Illinois GO	4.000%	10/1/34	1,000	1,015
	Illinois GO	4.000%	11/1/34	2,275	2,300
	Illinois GO	5.000%	4/1/35	1,100	1,105
	Illinois GO	5.000%	5/1/35	1,000	1,064
[11]	Illinois GO	5.000%	7/1/35	19,605	21,728
[11]	Illinois GO	5.000%	7/1/36	3,410	3,737
	Illinois GO	4.125%	10/1/36	4,500	4,534
[11]	Illinois GO	5.000%	5/1/37	2,835	3,076
[11]	Illinois GO	4.000%	7/1/37	8,010	7,905
	Illinois GO	4.000%	10/1/37	1,000	985
[11]	Illinois GO	5.250%	5/1/38	1,985	2,179
	Illinois GO	4.000%	10/1/38	5,000	4,878
	Illinois GO	4.000%	3/1/39	1,550	1,508
[11]	Illinois GO	5.250%	5/1/39	4,990	5,455
	Illinois GO	5.500%	5/1/39	1,500	1,642
	Illinois GO	4.000%	10/1/39	2,475	2,397
[11]	Illinois GO	5.250%	5/1/40	5,055	5,504
	Illinois GO	3.000%	12/1/40	2,500	2,069
[11]	Illinois GO	5.250%	5/1/41	6,850	7,447
	Illinois GO	4.000%	10/1/41	2,000	1,911
	Illinois GO	5.500%	3/1/42	3,000	3,318
[11]	Illinois GO	5.250%	5/1/42	6,565	7,114
[11]	Illinois GO	5.250%	5/1/43	4,425	4,779
	Illinois GO	5.125%	10/1/43	5,500	5,929
	Illinois GO	4.000%	11/1/44	1,000	938
	Illinois GO	5.750%	5/1/45	7,095	7,769
	Illinois GO	4.250%	10/1/45	4,250	4,110
[11]	Illinois GO	5.500%	5/1/47	10,415	11,393
[4]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,328
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	9,820
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	9,040
[11]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,995	3,331
[11]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	4,075	4,619
[11]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,405	7,046
[11]	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	7,293
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,311
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,894
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,263
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,409
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,488
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,082
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,559
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	3,957
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	345
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	356
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,130
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	964
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,477
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	873
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,734
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	778
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,457
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,346
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,013
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	205
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,217
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	840
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,130
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	3,765
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	16,275	14,341
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	31,725	27,214
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	8,347
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	7,575	7,601
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.500%	6/15/53	3,615	3,674
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	32,885	33,215
[4]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	5,527
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,032
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,021
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	24,271
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	4,956
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,079
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,549
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,160
	Will County IL GO	4.000%	11/15/47	4,000	3,991
					1,111,369
Indiana (0.7%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,019
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,682
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,318
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,073
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,713
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	24,475
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	10,145
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,471
[3]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	11,800	8,922
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,243
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,286
	Indiana Municipal Power Agency Electric, Power & Light Revenue	5.500%	1/1/53	5,000	5,599
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,534
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,220
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,619
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,526
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,595
	Whiting Industrial Revenue PUT	4.400%	6/10/31	22,250	23,037
					108,477
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	3,733
[3]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	1/1/52	5,000	4,583
[13]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,128
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	6,142
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,594
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,029
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	4,950
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	1,744
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	1,610	1,745
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	3,300	3,576
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	2,000	2,168
					40,392
Kansas (0.4%)
[3,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	6,222
[3,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	3,629
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,624
[4]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,084
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,472
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,859
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	5,175
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	828
[3]	Overland Park KS Sales Tax Revenue	6.000%	11/15/34	1,420	1,463
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	14,129
	Wichita KS GO	5.000%	12/1/39	1,305	1,335
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	6,980
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,452
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,115
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,855	1,703
					59,070
Kentucky (1.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,049
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	13,133
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,256
[3]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	5,000	4,760
[3]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	4,000	3,749
[3]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	7,000	6,560
[3]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	17,000	15,692
[3]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,615
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,067
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	9,889
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,031
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,819
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,932
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,245
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,572
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	586
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,020	18,064
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	19,003
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	12,498
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	11,252
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	5,470	5,476
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	16,315	16,175
[2]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,493
[2]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,399
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	12,025	12,066
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	941
					189,322
Louisiana (1.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,525
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,142
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,230
[3]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	999
[3]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,329
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,290
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	385	434
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	279
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/39	275	305
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/48	4,055	4,366
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,974
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,446
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	10,000	10,145
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	100
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,706
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	8,635
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,139
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	2,992
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	110
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,647
[3]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	23,825	23,875
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	787
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	789
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	904
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	625
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	524
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	786
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,774
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	523
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,058
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,294
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,072
[1]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,433
[1]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	2,726
[1]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	3,633
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,000	1,085
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,623
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,024
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	3,970	3,949
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	775	759
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	615	580
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	500	505
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,045	1,046
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	987
					141,154
Maine (0.5%)
[3]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	7,609
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	797
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	559
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	761
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	953
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,077
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,850
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,369
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,472
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,339
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,297
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	7,182
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,083
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	10,250	9,612
	University of Maine College & University Revenue	5.500%	3/1/52	4,475	5,010
	University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,552
	University of Maine College & University Revenue	5.500%	3/1/62	7,635	8,552
					69,074
Maryland (1.3%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,032
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,150
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,257
[3]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	528
[3]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	165
[3]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,367
[3]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	600
[3]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,891
[3]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,200	5,050
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,295	1,266
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,546
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,532
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,030
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	5,838
[3]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	491
[3]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	950
[3]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	941
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,661
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,820	3,815
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,305	3,201
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	3,000	3,128
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,108
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,099
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,088
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,349
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,291
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,772
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,462
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,556
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,432
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,690	2,734
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	203
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	148
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	179
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	194
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	331
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	381
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	329
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,009
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	884
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,310
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,269
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,696
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,792
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,097
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,426
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	2,415	2,441
	Maryland Economic Development Corp. Transit Revenue (Green Bond)	5.000%	12/31/39	4,125	4,237
	Maryland Economic Development Corp. Transit Revenue (Green Bond)	5.000%	6/30/42	3,120	3,156
	Maryland Economic Development Corp. Transit Revenue (Green Bond), AMT	5.250%	6/30/52	1,000	1,014
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,359
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	871
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,069
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,128
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	564
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,205
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,264
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	228
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	905
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,382
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	6,682
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,329
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,349
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,131
[3,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.400%	7/1/41	15,745	15,745
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,705
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,829
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,422
	Prince George's County MD COP	5.000%	10/1/48	15,000	15,822
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,125
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,013
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,298
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,295
					193,324
Massachusetts (2.1%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,240
	Ashland MA GO	3.000%	8/1/52	3,500	2,724
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	2,762
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,464
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	8,992
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,500
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	11,044
	Lowell MA GO	2.000%	9/1/40	1,460	1,034
	Lowell MA GO	2.000%	9/1/41	1,440	998
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	8,213
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	1,065	1,231
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,113
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,439
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	14,871
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,395	8,164
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	5,630	6,389
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	2,000	2,285
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	5,000	5,679
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,045
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,561
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,138
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	6,170	6,197
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,847
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,048
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	827
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,372
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,497
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	798
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	929
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	971
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,013
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,049
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,924
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,195
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,056
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,819
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,586
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	468
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,866
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,894
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	999
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	500	428
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	600	593
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	451
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	874
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,193
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	2,792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,180
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	1,505	1,605
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,760	11,398
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	5,850	6,143
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	13,360	11,937
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,012
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,008
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,659
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	7,625
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	6,000	5,507
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,699
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,703
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,029
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	534
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,113
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	830
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,698
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,668
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,340
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,514
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,558
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	229
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,402
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	10,825	10,116
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	852
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,875	1,813
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	675
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	806
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	5,432
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	836
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,849
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	7,767
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,031
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,046
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,096
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,363
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,088
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	2,982
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,454
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,203
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,291
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	16,033
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,487
					312,935
Michigan (1.9%)
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	9,947
[4]	Genesee County MI GO	5.250%	2/1/40	12,330	12,733
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,216
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,238
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,388
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,819
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	6,377
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,066
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,860
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,108
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,057
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,844
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,624
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,063
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,360
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,720	4,761
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,829
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	21
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	21
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	31
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	31
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,260
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	916
[1,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,295
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	929
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,143
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,067
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,249
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	614
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,101
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,107
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,674
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,642
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	2,725
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,418
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	4,825
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,152
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,267
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,147
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,586
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,145	2,431
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,366
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	2,545	2,854
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	1,946
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	2,807
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,087
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	117
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,650	2,706
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,046
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	3,726
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	11,638
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,027
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	2,001
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	19,738
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,242
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	5,770	6,338
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,000	997
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,570	2,681
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	4,750	4,755
[1]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,662
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,677
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	4,967
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,254
	Novi Community School District GO	5.000%	5/1/38	1,905	2,104
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,127
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	9,226
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,307
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,079
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,079
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,073
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,073
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,912
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,082
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	1,085	992
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,443
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,473
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,027
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,108
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,912
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,602
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,284
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,125
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,057
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,712
					272,371
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,078
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	2,690
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	540
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	674
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	592
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	486
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	397
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	414
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	273
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,024
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	12,093
	Independence MN Charter School Aid Revenue	4.000%	7/1/51	1,400	1,041
	Independence MN Charter School Aid Revenue	4.000%	7/1/56	1,080	780
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,055
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,056
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	897
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	527
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	525
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	436
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	5,630	6,002
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	210
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	236
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	236
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	262
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	1,345	1,501
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	240
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	260
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	311
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	768
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,403
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,202
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	865
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	633
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,852
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,914
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,870	1,865
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	985	971
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	886
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,850	12,005
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,473
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	935
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,214
	Scott County MN GO	3.000%	12/1/32	1,775	1,781
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,155
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	410
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	325
[3]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	672
[3]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,081
[3]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,449
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	199
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	197
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	194
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	239
					97,524
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,239
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,486
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,030
[3]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	2,123
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,043
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,042
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	3,551
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	2,000	2,009
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,170
					20,693
Missouri (1.5%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	2,946
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	114
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,752
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,811
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,117
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,336
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,016
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	460	438
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,560
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	932
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	11,593
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,120
[1]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	6,027
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,439
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,475	1,595
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/34	2,155	2,182
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,494
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	2,987
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,081
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/39	1,000	974
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	8,249
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	15,000	15,364
[1]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	6,900	6,393
[1]	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/57	5,000	5,151
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,660	5,005
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,393
[3]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,330	1,264
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,214
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,422
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,017
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,888
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,355
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,035
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,719
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,419
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	25,000	23,260
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	11,485
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	11/1/50	960	946
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	9,251
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	17,992
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/43	1,030	1,122
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	2,100	2,077
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,678
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,894
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,847
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,563
[3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	7,816
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,272
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	998
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,230	1,066
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	2,819
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,533
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,659
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,055
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,048
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,042
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,038
[3,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	994
[3,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,170
[3,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	929
[3,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,085
[3,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,000	861
[3,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,215	1,012
[3,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	805
[3,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,215	942
					228,161
Montana (0.0%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	668
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,485
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	976
					3,129
Multiple States (0.1%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	4,525	4,259
[3,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,690	4,286
					8,545
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,316
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	508
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,151
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	17,655	18,481
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,115
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	961
[8]	Douglas County NE College & University Revenue, SIFMA Municipal Swap Index Yield + 0.530%	4.390%	7/1/35	4,460	4,385
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,080
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,846
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	7,510
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,797
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,135
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,757
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	10,109
					94,151
Nevada (0.2%)
[4]	Clark County School District GO	3.000%	6/15/41	3,470	2,858
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	885	892
	Henderson Local Improvement Districts Special Assesment Revenue	4.000%	9/1/51	500	392
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,118
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	1,863
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	450	396
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,295	1,917
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	1,000	945
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	650	470
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,425	914
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	570	545
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	755	716
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	760	711
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,600	1,575
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,200	1,096
[3]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,800	1,809
[3]	Reno NV Sales Tax Revenue	0.000%	7/1/58	21,500	2,742
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,181
					25,140
New Hampshire (0.4%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,885
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,711
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,440
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,324
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,245	1,245
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,355	1,338
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,506
[3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	902
[3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,793
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	10,004	9,797
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,910
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,809
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	3,795
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	2,390	2,407
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	13,762
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	502
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,170
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,180
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	894
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	820
					60,190
New Jersey (4.8%)
	Atlantic City NJ GO	5.000%	12/1/24	620	619
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,132
	Atlantic City NJ GO	5.000%	12/1/26	365	363
	Atlantic City NJ GO	5.000%	12/1/29	125	123
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	2,000	2,119
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,007
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	10,500	10,246
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue, ETM	5.000%	12/1/24	5,360	5,406
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	5,367
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	5,500
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,127
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	4,628
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	277
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	5,570
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	1,770	1,773
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	412
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	647
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,056
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,514
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,147
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,332
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,564
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,355
[3,13]	New Jersey Economic Development Authority Appropriations Revenue PUT TOB VRDO	3.940%	5/5/23	34,085	34,085
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,486
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,300
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,040
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	1,967
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,580
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,761
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,730
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,942
[11]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,084
[11]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,092
[11]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	1,000	1,074
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,189
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,665	5,138
	New Jersey Economic Development Authority Lease (Appropriations) Revenue	5.000%	6/15/43	5,385	5,659
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriations) Revenue, Prere.	5.000%	6/15/43	3,180	3,616
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,917
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,411
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	501
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	983
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,070
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	492
[3]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,153
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,364
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,223
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,355
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,072
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	18,263
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	3,698
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	3,871
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,136
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,134
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,181
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,689
	New Jersey GO	2.000%	6/1/33	6,175	5,276
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	6,606
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	8,179
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	13,456
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,000	4,746
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,723
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,043
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,405	1,369
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,502
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	1,560	1,520
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,735
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	1,720	1,646
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,326
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	2,970	2,875
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,173
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,885
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	3,892
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	5,535	5,451
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,960	4,147
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	1,500	1,699
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,013
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	11,148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	6,734
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,475
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,757
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,072
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	7,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,036
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	6,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	4,946
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	8,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,164
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	1,016
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	929
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,950
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	3,845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/35	2,500	2,833
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	1,000	1,002
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	3,000	2,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	2,500	2,616
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	23,120	21,822
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,334
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,818
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	544
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,014
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,509
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	1,988
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,265	8,669
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	13,485
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,964
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,812
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	809
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,509
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	7,031
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	15,998
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	2,190	2,177
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	20,020	19,436
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	11,191
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,165
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,702
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project), ETM	5.000%	12/1/23	8,420	8,465
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,204
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,302
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,408
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	12,012
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	1,500	1,523
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	30,110	27,507
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,379
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,660	8,918
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	35,230	35,038
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,721
					703,733
New Mexico (0.3%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	1,795	1,638
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	48,885
					50,523
New York (11.1%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,126
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,924
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,120	12,075
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	637
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	858
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,661
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,698
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	2,250	2,268
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.750%	6/1/52	1,625	1,648
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,131
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,523
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,403
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,091
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	8,987
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,279
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	994
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	879
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	689
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,509
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	95	92
[3]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	2,512
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,556
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,487
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	7,316
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,269
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,061
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,037
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,073
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,086
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,142
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,454
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,761
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	408
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	10,435
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,318
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,062
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	9,066
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,132
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,302
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,056
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	5,130	4,881
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	6,989
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	8,902
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,785
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	1,925	1,816
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,760	3,547
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	5,650	5,758
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	5,250	5,394
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	9,742
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	19,099
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	1,500	1,381
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	832
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,570	3,249
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	7,058
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	5,553
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	33,038
[1,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.766%	11/1/32	1,245	1,239
[1,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.773%	11/1/32	1,750	1,741
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,001
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,001
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,275
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,528
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,207
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,625
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,010	2,765
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	11,165	9,553
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,010
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/50	5,000	3,578
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	9,935
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,532
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,126
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,257
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,924
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,076
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	368
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	5,899
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	302
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	545
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,419
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,145
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,123
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,270	5,302
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,073
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	4,000	3,236
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,750	12,525
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	4,000	3,975
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	2,400	2,378
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	3,032
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,358
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,646
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	6,075	6,581
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	10,985	12,298
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	2,000	2,118
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,082
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	8,200
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,561
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	5,517
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	9,525	7,963
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	16,546
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,244
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,460
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,387
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,035
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,519
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	8,341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,287
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,807
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,883
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	6,500	6,379
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,311
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,915	6,756
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,280	6,136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	5,000	4,866
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	13,500	13,139
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,441
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	4,825	5,226
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,604
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	4,965	5,094
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,169
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,622
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	1,047
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,494
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	3,095
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	4,450
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,284
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,705	6,710
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	5,916
[3]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	29,025	28,095
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	6,855	6,197
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	6,899
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	24,900	22,500
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,176
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,617
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,815
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	23,982
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	4,865	3,705
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	7,154
[4]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,106
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	11,925	13,688
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,230
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,865	2,766
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,255	1,236
	New York NY GO	3.000%	3/1/41	10,000	8,484
	New York NY GO	4.000%	4/1/42	3,500	3,476
	New York NY GO	4.000%	4/1/50	4,500	4,381
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/42	4,050	4,014
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,036
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	14,824
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	195
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	183
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	3,912
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	2,675
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,562
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,184
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,851
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	730
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,793
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,808
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,487
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,265	3,198
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,855
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,279
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,930
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	8,400	8,013
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,354
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,791
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,462
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	6,730
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	5,665
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,317
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,175	4,228
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,272
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,624
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,331
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	10,000	7,697
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	26
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,145	7,902
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,274
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	3,995
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,394
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,734
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,338
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	16,248
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	7,528
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,435
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,749
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	6,989
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,864
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,698
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,076
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,108
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,742
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,355	4,255
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	2,317
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,700
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	13,062
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	10,250	7,667
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	6,954
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	4,989
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	15,529
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	6,047
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	3,000	3,018
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	1,350	1,352
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	12,875	10,059
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,926
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,335
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,324
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,805	7,447
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,765	3,782
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,593
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	10,223
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,829
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,341
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,288
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,678
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,755	1,715
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,000	779
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,174
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,988
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	9,130	7,133
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,402
	New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	3,280	3,146
	New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/38	4,440	4,820
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	511
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	741
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	751
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	704
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	546
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,051
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	870
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,084
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	9,010
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	919
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,223
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,107
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	860
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,643
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,810
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,306
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	786
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	560	535
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	284
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,246
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,462
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	462
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	457
[1]	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	1,025	982
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	7,286
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	681
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	16,070	13,586
	New York Transportation Development Corp. Port, Airport & Marina Revenue	2.250%	8/1/26	3,800	3,553
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	4,330	4,467
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	10,000	10,969
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	5,155	5,683
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	6,305	6,931
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	6,000	6,550
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	4,945	5,342
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	4,039
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	5,500	5,880
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	7,500	7,942
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	3,945	4,168
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,154
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	1,720	1,667
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/40	2,500	2,612
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,976
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	1,955	1,891
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/41	2,000	2,081
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	2,500	2,286
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/42	2,500	2,588
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	407
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	4,455	3,215
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,774
[4]	Oyster Bay NY GO	4.000%	11/1/26	800	837
[4]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,435
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	54
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	312
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,435
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,739
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,017
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,477
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,641
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,241
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	1,994
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	4,854
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	964
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,195
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	7,780	8,051
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/47	5,000	5,461
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	15,233
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	10,162
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,042
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,755	4,662
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,104
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	765
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,812
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	540
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	483
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,293
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,622
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	10,292
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,573
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,919
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	12,787
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,330
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	23,265
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	9,000	6,828
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,585	4,440
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,686
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	23,800	25,086
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	7,844
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,500
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,767
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,272
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,269
[3]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	7,348
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,062
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,352
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	3,891
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	7,941
					1,635,142
North Carolina (0.8%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,500	1,203
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,381
[11]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,538
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,076
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	552
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	4,870	4,721
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,550	2,537
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,250	1,254
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,444
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,410
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	2,950	2,483
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,270	4,139
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	10,000	9,896
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,591
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	9,280	9,003
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	3,485	3,464
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,929
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	6.250%	7/1/23	5,810	5,837
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	2,115	2,190
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	3,160	3,272
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,181
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,226
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	855	802
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,893
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,489
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	1,705	1,760
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,080
[1]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	4,237
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	7,426
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	4,755	3,660
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,837
					114,511
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	956
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,181
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,545
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,666
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,490
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,425
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	4,275
37

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,000	794
					29,332
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	198
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,071
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	189
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	690
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,842
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,540
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,575
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,080
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,142
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,078
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,956
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,954
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	15,400	11,309
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	28,070	24,815
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	80,115	74,674
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,619
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	2,772
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,145
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,909
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	7,334
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,690
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,688
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,670
[3]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,155	1,814
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,857
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	4,549
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,042
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	6,125	6,201
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	16,100	16,419
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	444
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	427
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	552
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	493
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	472
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	756
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	759
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,091
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,631
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,679
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,240
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,613
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	8,456
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,438
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	7,327
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,807
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,889
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,444
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	15,381
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,179
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	11,726
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,334
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	28,414
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	4,269
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	953
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,308
	Kenton City School District GO	4.000%	11/1/58	4,965	4,716
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,884
	Little Miami Local School District GO	4.000%	11/1/55	6,500	6,186
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	16,100	14,326
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,022
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,489
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	11,288
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,102
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	836
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,112
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	888
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,106
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,154
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,113
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	5,383
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,646
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,993
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,542
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.250%	6/1/27	3,900	3,916
[3]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,680	25,224
[3]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	13,625	12,537
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,551
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,207
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	659
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,001
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	1,500	1,278
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/49	1,045	788
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,669
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,528
[3]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	1,000	859
[3]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	9,000	6,699
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,258
					456,864
Oklahoma (0.5%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,010
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,914
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,007
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,370
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	5,300	5,280
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,222
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	24,320	22,503
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	15,500	14,292
[5]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	5
[11]	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	8,400	8,299
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	558
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	413
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,921
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	513
					75,307
Oregon (1.3%)
	Deschutes County Administrative School District No. 1 Bend-La Pine GO	4.000%	6/15/45	2,485	2,487
	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	789
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	3,545	3,478
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	6,735
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,010
	Multnomah County School District No. 1 Portland GO	4.000%	6/15/49	5,085	5,016
	Oregon GO	5.000%	5/1/39	1,000	1,159
	Oregon GO	5.000%	5/1/40	2,800	3,226
	Oregon GO	5.000%	6/1/40	1,960	2,260
	Oregon GO	5.000%	5/1/41	1,995	2,288
	Oregon GO	5.000%	6/1/41	1,815	2,083
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,450	1,449
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,285	1,275
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,986
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	1,150	1,132
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	285	284
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	4,380	4,428
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,495	3,508
[3,5]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	659
[3,5]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	921
[3]	Oregon State Business Development Commission Revenue	9.000%	4/1/37	7,940	577
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	6,500	5,569
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,503
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,714
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,272
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,753
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,431
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,496
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,043
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,760
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,270
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,653
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	2,966
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,190
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,412
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	6,134
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,112
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	28,463
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,513
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,625	1,654
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	2,375	2,393
	University of Oregon College & University Revenue	5.000%	4/1/48	5,000	5,286
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,342
[4]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	7,140
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,295
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	1,726
					189,840
Pennsylvania (8.8%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,329
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,521
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,690
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,660
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/38	5,225	5,109
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,360
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	2,784
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,160
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,954
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,691
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	9,820
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,498
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	5,150	5,170
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,055
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,451
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,071
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	1,980
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,628
[4]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/52	2,240	2,130
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	5,125	5,154
[3]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	7,655	7,796
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,271
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	12,545
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,076
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	5,485	5,394
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	610
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	199
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	919
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,113
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,081
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	826
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	407
[4]	Bristol Township School District GO	4.000%	6/1/48	3,710	3,562
	Bucks County IDA College & University Revenue	5.000%	11/1/42	1,500	1,485
	Bucks County IDA College & University Revenue	5.000%	11/1/52	2,000	1,909
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,426
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	27,260	19,877
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,173
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,515
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	365	367
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,005
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,631
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,277
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	13,091
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	9,000	8,276
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	4,544
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	1,744
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,426
[3]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	99
[3]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	700	682
[3]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	1,045	973
[4]	Coatesville School District GO	0.000%	10/1/33	775	517
[4]	Coatesville School District GO	0.000%	10/1/37	2,050	1,088
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,913
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,549
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	13,295	13,372
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	13,103
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	6,403
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,074
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	2,932
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	2,087
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	1,625
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	3,648
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,493
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,457
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,200	1,203
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,658
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,239
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,107
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	175	165
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	881
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	335
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	996
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,266
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,472
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	770
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	2,250	2,304
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	14,689
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	949
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	4,811
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	23,350	24,117
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,945
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,400
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,028
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,348
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,979
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,393
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	6,900
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	770	882
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,315	1,483
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	1,500	1,674
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,962
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,557
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,725
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,717
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,707
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	2,000	2,056
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	30,415	31,167
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,015
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,145
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,491
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,434
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	4,285
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,409
	Montgomery County IDA Industrial Revenue	4.100%	6/1/29	1,445	1,474
	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	3,780	3,842
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,535
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	8,674
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	193
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,792
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	11,707
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	11,277
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,501
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,556
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,330
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	12,280
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	11,618
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	779
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	5,944
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,707
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	5,988
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	13,000	14,170
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	24,003
[1]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	15,000	16,574
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	895
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	924
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	10,325
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	9,058
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	353
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	773
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	660
	Pennsylvania Economic Development Financing Authority Appropriations Revenue AMT	5.250%	6/30/53	13,640	14,109
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,440	1,639
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	502
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,747
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,863
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	5,349
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,767
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	8,770
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,315
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	800
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	10,935	10,159
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,000	4,629
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	1,041
[3]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,248
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,069
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,456
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	33,993
[8]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.260%	6/1/41	15,500	15,172
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	463
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	5,605	4,702
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	3,090	2,642
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,266
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,975	5,770
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	7,008
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,335
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	10,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	12,617
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,541
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,376
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,690	4,197
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,518
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,683
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	4,500	5,035
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,488
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,230	4,726
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,701
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	7,329
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	11,620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	16,988
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	5,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	17,549
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	4,273
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,581
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,974
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,510	1,500
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,903
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,620
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,754
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,398
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,192
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	15,555
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	16,294
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,644
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,930	4,664
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,975	7,511
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	15,015
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,133
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,272
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	7,995
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,096
[2]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	8,327
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,166
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,756
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,547
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	818
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	2,868
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,577
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,436
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	640	484
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	700	511
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/41	750	620
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,017
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,626
[11]	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	9/1/37	1,190	1,337
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,570
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,247
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	3,000	2,760
	Philadelphia Authority for Industrial Development College & University Revenue	5.250%	11/1/47	3,845	4,148
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,478
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	20,000	21,692
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,533
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,770
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,075
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	4,468
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	3,533
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,033
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,029
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,517
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,569
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,039
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,035
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,019
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,624
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,947
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	8,004
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,128
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	1,008
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,009
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,693
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,507
	Philadelphia PA GO	5.000%	8/1/32	8,235	8,547
	Philadelphia PA GO	5.000%	8/1/33	6,545	6,785
[1]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,799
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,539
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,710
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,443
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	5,290
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	23,277
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,598
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,346
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,407
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,720
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,650
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,661
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,378
	Pittsburgh PA GO	4.000%	9/1/32	500	523
	Pittsburgh PA GO	4.000%	9/1/33	510	531
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,030
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,515
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	255	255
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	234
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	35,493
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,355
					1,292,136
Puerto Rico (1.9%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	211	211
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	993	941
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,377	2,421
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,872	9,247
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	19,299	20,402
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	33,159	35,495
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	24,466	14,276
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	16,712	15,292
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	11,704	10,468
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	291	254
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,896	2,430
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,525
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	5,110	5,144
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,167
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,307
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,040	2,043
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	900	901
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,000	1,001
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,000	9,870
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	8,468
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,642
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	9,738	6,111
	Puerto Rico Highway & Transportation Authority Highway Revenue	5.000%	7/1/62	5,000	4,817
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	183
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	393
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	32
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	135
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	4.784%	7/1/58	1,000	928
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	5,600	5,319
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	13,513	11,188
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	27,131	20,437
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	323
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	66,621	61,945
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	698	649
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	831
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	4,024	3,763
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	5,262	5,068
					272,877
Rhode Island (0.4%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	2,669
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,503
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,035
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,388
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,388
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,346
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,037
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,705
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,005
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,597
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,250
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,270
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,116
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	8,797
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,445
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	5,215
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	880
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	5,450	4,638
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,638
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,094
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	3,950	3,908
					59,924
South Carolina (1.2%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,230
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	7,710
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,503
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	6,110	6,243
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	6,000	6,204
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/51	3,000	2,754
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,586
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	729
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,126
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,239
[3]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/46	5,925	4,441
[3]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/56	5,095	3,537
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,165	2,396
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,373
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	7,694
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,527
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	7,500	7,394
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	9,824
[3]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	3,750	2,808
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,158
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,202
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,156
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,453
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,881
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,000	4,858
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,634
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	9,200	8,214
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,617
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/55	12,500	12,700
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,184
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,016
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,290
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,022
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,189
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	3,904
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	11,391
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	4,975	5,218
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,421
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,376
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,440
					180,642
South Dakota (0.2%)
	Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	2,382
	Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	2,018
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	7,820
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	5,000	5,175
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	14,005	12,879
					30,274
Tennessee (1.4%)
[5]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	2,040
[5]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	1,740
[5]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,091
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,175
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	995
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	978
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,097
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	8,039
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	7,666
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	3,000	3,008
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,074
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,625
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	547
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	830
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	558
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,504
[3]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,081
[3]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	1,960
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	465
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,705
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,740
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,100
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,149
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,373
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	3,874
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,200
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,418
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/36	1,250	1,425
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/37	1,000	1,130
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,749
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	4,946
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	3,500	3,707
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	26,080	26,490
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	20,630	20,626
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,842
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,615
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,225
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	3,610	3,610
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	16,420	17,080
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	19,935	21,099
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	230	229
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,965	1,954
					205,759
Texas (5.3%)
[3]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,660
	Angelina & Neches River Authority Revenue	7.500%	12/1/45	1,450	1,008
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,746
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,483
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,235
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,211
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,057
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,237
	Austin Independent School District GO	5.000%	8/1/48	6,495	6,995
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,263
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	1,873
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,453
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,087
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,210
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,239
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,939
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,208
[17]	Belton Independent School District GO	4.000%	2/15/40	645	655
[3]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	787
[3]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,901
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,871
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	2,996
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,117
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,344
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,394
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,525
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,638
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	774
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	19,638
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	7,500	6,861
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,043
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	6,408
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	18,194
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	6,575
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	19,390
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	426
[3]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	430
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,011
[3]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	1,031
[3]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	96
[3]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	183
[3]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	186
[3]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	750	656
[3]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	235
[3]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	702
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,200	8,632
	Forney Independent School District GO	0.000%	8/15/37	325	181
	Forney Independent School District GO	0.000%	8/15/38	1,400	739
[17]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	2,000	1,965
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	8,910	8,539
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	6,490	6,003
[2]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	21,556
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,066
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,191
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	512
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	512
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,122
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,547
[3]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	1,000	785
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,348
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,295
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,011
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,729
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	12,968
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,343
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,096
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,516
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,533
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,126
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,497
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,374
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,774
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,986
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,489
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,524
[3]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	772
[11]	Katy Independent School District GO	5.000%	2/15/38	970	1,103
[11]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,270
[11]	Katy Independent School District GO	5.000%	2/15/48	4,720	5,191
[3]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,106
[3]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,913
[3]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,060
[3]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	461
[3]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,428
[3]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	837
[3]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	720
[3]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	366
[3]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,689
[3]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	561
[3]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,289
[1]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	5,109
[1]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	5,061
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,216
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,065
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,541
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,803
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	7,015	7,527
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	7,630	8,168
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	3,429
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	5,315
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	6,898
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	5,281
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,438
[5]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	72	2
[5]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	378	11
[5]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	473	14
[5]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	189	6
[5]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	1,041	31
[3]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	959
[3]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	643
[3]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,811
[3]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	1,002
[3]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,668
[3]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,071
[3]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,296
[3]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	6,480
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,797
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,520
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,607
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	4,650	3,712
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	4,829
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	3,207
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	10,724
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	3,976
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,717
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,612
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	9,712
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	903
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	5,411
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	433
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,576
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	997
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	889
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	6,906
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,622
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,570
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	13,175
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,558
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,153
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,917
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	995
[3]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	239
[3]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.750%	9/15/41	1,500	1,409
[3]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	510
[3]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	5.000%	9/15/51	4,000	3,709
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	10,255
[4]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,650
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,000	2,035
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	37,097
[17]	Pearland Independent School District GO	5.250%	2/15/32	10,000	10,612
[3]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	518
[3]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,074
[3]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	989
[3]	Pilot Point TX Special Assessment Revenue	6.000%	9/15/52	2,110	2,138
[3]	Plano TX Special Assessment Revenue	4.000%	9/15/51	1,500	1,195
[3]	Plano TX Special Assessment Revenue	4.375%	9/15/51	1,011	827
[3]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	4,514
[3]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,168
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,089
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,081
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,113
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,157
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,210
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,271
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,371
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,434
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	308
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,027
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,410
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	4,926
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	895
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/47	2,550	2,810
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	12,500	13,306
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	2,650	2,498
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,980	1,851
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	6,000	6,343
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	5,479
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,503
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,478
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,490
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	326
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	302
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,015
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	778
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,961
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	15,335	16,060
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	1,040	1,093
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	9,205	9,683
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	2,250	2,375
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,443
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,681
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,726
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,938
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,820
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,722
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,516
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,261
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,325
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,004
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	5,685	6,070
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,267
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	989
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	2,420	2,543
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	968
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,041
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,405
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,900	1,808
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	13,764
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,000	944
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	9,622
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	23,000	23,046
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,666
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	2,300	1,379
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	2,000	1,126
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,905	1,002
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	12,977
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	231
	University of Houston College & University Revenue	5.000%	2/15/56	6,005	6,473
	University of Texas System College & University Revenue	5.000%	8/15/49	2,500	2,925
					780,323
Utah (0.8%)
[3]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,789
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	3,400	3,326
[3]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	5,000	3,641
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	3,250	2,340
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,572
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	5,380
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	14,025	13,707
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,336
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,486
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	13,983
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,625
[3]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	4,000	3,404
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	11,500	11,909
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,444
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,624
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,432
[4]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,498
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,586
					118,082
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,119
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,633
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,558
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	1,851
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,168
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	938
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	451
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,354
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	585
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,062
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	581
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	855
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	596
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	490	485
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	626
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	495	490
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	2,360	2,254
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	2,410	2,125
					25,731
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,335
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,302
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,797
[3]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,112
[3]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,074
[3]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,925
[3]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,878
					28,423
Virginia (1.3%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	449
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,696
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,168
[2]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	7,960
[3]	Cutalong II Community Development Authority District Special Assessment Revenue	4.500%	3/1/55	6,000	4,776
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,816
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,176
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,018
	Hampton Roads Transportation Accountability Commission Appropriation Revenue	4.000%	7/1/60	5,000	4,798
[3]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,404
[3]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	4,589
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,274
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	1,836
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	4,640	3,304
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	706
[3]	Newport News IDA Revenue	5.330%	7/1/45	17,000	17,217
[3]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,147
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,635
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,653
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,634
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,009
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,293
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,011
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,663
[3]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	5,210
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	2,250	1,979
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	1,729
[11]	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	6,000	6,809
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	14,730	14,227
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,275
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,817
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,705
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	6,256
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,349
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,429
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,271
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	775
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	870
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	870
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,721
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	11,000	10,338
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	935	968
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,647
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,036
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	5,235	4,860
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	4,000	3,670
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,285
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,101
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,518
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	5,005	4,321
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,667
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,693
					185,628
Washington (1.6%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,252
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,545
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,203
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	9,679
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	8,400
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	5,766
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,619
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	10,424
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	3,836
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,606
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,800
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	11,491
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	10,838
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	5,000	4,593
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,793
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	7,420
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	9,181
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	9,635
[3]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	4,867
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	5,619
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	4,559
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	2,065
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,151
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,959
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	3,745
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,103
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	27,538	25,846
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	26,000	25,106
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,523
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,078
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	3.000%	7/1/31	2,395	2,202
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	2.125%	7/1/27	4,250	3,810
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	6,000	4,497
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	6,305
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	2,465	1,754
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,799
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	987
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,439
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	878
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,151
					234,524
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,144
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	7,063
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	6,758
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	7,558
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,008
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,272
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,221
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,785
					39,809
Wisconsin (2.4%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,130
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,468
[3]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	530	500
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,922
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	480
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,158
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	694
[3]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	2,956
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	992
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,387
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	880
[3]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,526
[3]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,709
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	931
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,586
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,802
52

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	2,092
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	4,200	3,579
[3]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	931
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	932
[3]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	2,899
[3]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,223
[3]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	754
[3]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	830
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,100
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,126
[3]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,788
[3]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,144
[3]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	2,257
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,081
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,055
[3]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	5,434
[3]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	8,000	5,981
[3]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,627
	Public Finance Authority Electric, Power & Light Revenue PUT	4.000%	10/1/30	2,250	2,309
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	2,185	2,022
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,107
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,912
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	568
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,655
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	641
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	319
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	338
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	23,833
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	11,506
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,108
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,000	6,118
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,565
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,529
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,493
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,104
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,929
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	486
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,015
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/56	7,000	4,639
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,687
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,000
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,395
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,401
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/50	3,360	2,443
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,040	4,117
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,124
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,092
[3]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	4,100	3,549
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,053
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,218
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,256
[3]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	29,000	26,419
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	1,047
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	1,000
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	15,000	12,299
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	10,000	7,998
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	21,085
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,643
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,114
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	5,000	4,924
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	20,204
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	804
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	839
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,458
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	1,823
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	15,000	13,808
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	2,909
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	14,689
53

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,493
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,606
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,098
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	2,657
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,696
					347,107
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	50
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	55
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	646
					751
Total Tax-Exempt Municipal Bonds (Cost $15,027,464)					14,107,465
Corporate Bonds (0.0%)
[3,5]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	—
[5]	RED Rock Biofuels LLC	0.000%	8/1/22	405	—
[5]	RED Rock Biofuels LLC	0.000%	8/1/22	585	—
[5]	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	—
[5]	RED Rock Biofuels LLC	0.000%	8/1/22	1,120	—
Total Corporate Bonds (Cost $6,887)					—
				Shares
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[18]	Vanguard Municipal Cash Management Fund (Cost $571,246)	3.603%		5,712,298	571,287
Total Investments (99.7%) (Cost $15,605,597)					14,678,752
Other Assets and Liabilities—Net (0.3%)					41,537
Net Assets (100%)					14,720,289
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $1,402,597,000, representing 9.5% of net assets.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Non-income-producing security—security in default.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Securities with a value of $437,000 have been segregated as initial margin for open futures contracts.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by bank letter of credit.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
54

High-Yield Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	225	46,387	49

See accompanying Notes, which are an integral part of the Financial Statements.
55

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,034,351)	14,107,465
Affiliated Issuers (Cost $571,246)	571,287
Total Investments in Securities	14,678,752
Investment in Vanguard	522
Receivables for Investment Securities Sold	60,327
Receivables for Accrued Income	202,588
Receivables for Capital Shares Issued	12,223
Variation Margin Receivable—Futures Contracts	23
Other Assets	264
Total Assets	14,954,699
Liabilities
Due to Custodian	34
Payables for Investment Securities Purchased	210,401
Payables for Capital Shares Redeemed	10,443
Payables for Distributions	12,932
Payables to Vanguard	600
Total Liabilities	234,410
Net Assets	14,720,289
At April 30, 2023, net assets consisted of:

Paid-in Capital	15,975,669
Total Distributable Earnings (Loss)	(1,255,380)
Net Assets	14,720,289

Investor Shares—Net Assets
Applicable to 165,931,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,739,114
Net Asset Value Per Share—Investor Shares	$10.48

Admiral Shares—Net Assets
Applicable to 1,238,555,979 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,981,175
Net Asset Value Per Share—Admiral Shares	$10.48

See accompanying Notes, which are an integral part of the Financial Statements.
56

High-Yield Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	267,748
Total Income	267,748
Expenses
The Vanguard Group—Note B
Investment Advisory Services	352
Management and Administrative— Investor Shares	1,321
Management and Administrative— Admiral Shares	4,923
Marketing and Distribution— Investor Shares	65
Marketing and Distribution— Admiral Shares	362
Custodian Fees	31
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	23
Trustees’ Fees and Expenses	3
Other Expenses	112
Total Expenses	7,199
Expenses Paid Indirectly	(33)
Net Expenses	7,166
Net Investment Income	260,582
Realized Net Gain (Loss)
Investment Securities Sold[1]	(150,914)
Futures Contracts	1,998
Realized Net Gain (Loss)	(148,916)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,169,722
Futures Contracts	854
Change in Unrealized Appreciation (Depreciation)	1,170,576
Net Increase (Decrease) in Net Assets Resulting from Operations	1,282,242
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,835,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	260,582	530,140
Realized Net Gain (Loss)	(148,916)	(176,070)
Change in Unrealized Appreciation (Depreciation)	1,170,576	(3,101,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,282,242	(2,747,269)
Distributions
Investor Shares	(30,137)	(77,297)
Admiral Shares	(230,119)	(568,729)
Total Distributions	(260,256)	(646,026)
Capital Share Transactions
Investor Shares	(13,149)	(328,228)
Admiral Shares	(118,556)	(1,239,879)
Net Increase (Decrease) from Capital Share Transactions	(131,705)	(1,568,107)
Total Increase (Decrease)	890,281	(4,961,402)
Net Assets
Beginning of Period	13,830,008	18,791,410
End of Period	14,720,289	13,830,008

See accompanying Notes, which are an integral part of the Financial Statements.
57

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.76	$11.98	$11.68	$11.76	$10.99	$11.37
Investment Operations
Net Investment Income[1]	.183	.341	.346	.374	.399	.418
Net Realized and Unrealized Gain (Loss) on Investments	.719	(2.147)	.328	(.045)	.773	(.377)
Total from Investment Operations	.902	(1.806)	.674	.329	1.172	.041
Distributions
Dividends from Net Investment Income	(.182)	(.340)	(.346)	(.372)	(.402)	(.421)
Distributions from Realized Capital Gains	—	(.074)	(.028)	(.037)	—	—
Total Distributions	(.182)	(.414)	(.374)	(.409)	(.402)	(.421)
Net Asset Value, End of Period	$10.48	$9.76	$11.98	$11.68	$11.76	$10.99
Total Return[2]	9.27%	-15.43%	5.81%	2.86%	10.81%	0.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,739	$1,633	$2,367	$2,114	$2,245	$1,790
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.54%	3.09%	2.87%	3.22%	3.48%	3.72%
Portfolio Turnover Rate	17%	27%	17%	19%	16%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.76	$11.98	$11.68	$11.76	$10.99	$11.37
Investment Operations
Net Investment Income[1]	.187	.350	.356	.384	.408	.427
Net Realized and Unrealized Gain (Loss) on Investments	.719	(2.147)	.328	(.046)	.773	(.377)
Total from Investment Operations	.906	(1.797)	.684	.338	1.181	.050
Distributions
Dividends from Net Investment Income	(.186)	(.349)	(.356)	(.381)	(.411)	(.430)
Distributions from Realized Capital Gains	—	(.074)	(.028)	(.037)	—	—
Total Distributions	(.186)	(.423)	(.384)	(.418)	(.411)	(.430)
Net Asset Value, End of Period	$10.48	$9.76	$11.98	$11.68	$11.76	$10.99
Total Return[2]	9.31%	-15.36%	5.89%	2.94%	10.90%	0.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,981	$12,197	$16,424	$13,717	$13,801	$11,032
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.62%	3.17%	2.95%	3.30%	3.56%	3.80%
Portfolio Turnover Rate	17%	27%	17%	19%	16%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
58

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
59

High-Yield Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $522,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
60

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	—	—	—
Tax-Exempt Municipal Bonds	—	14,107,465	—	14,107,465
Temporary Cash Investments	571,287	—	—	571,287
Total	571,287	14,107,465	—	14,678,752
Derivative Financial Instruments
Assets
Futures Contracts[1]	49	—	—	49
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,611,764
Gross Unrealized Appreciation	128,603
Gross Unrealized Depreciation	(1,061,566)
Net Unrealized Appreciation (Depreciation)	(932,963)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $179,213,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2023, the fund purchased $2,316,054,000 of investment securities and sold $2,317,392,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	293,836	28,362	592,474	53,775
Issued in Lieu of Cash Distributions	24,921	2,395	64,561	5,806
Redeemed	(331,906)	(32,192)	(985,263)	(89,808)
Net Increase (Decrease)—Investor Shares	(13,149)	(1,435)	(328,228)	(30,227)
Admiral Shares
Issued	2,129,004	206,538	4,722,646	432,987
Issued in Lieu of Cash Distributions	156,771	15,068	402,103	36,179
Redeemed	(2,404,331)	(233,377)	(6,364,628)	(589,608)
Net Increase (Decrease)—Admiral Shares	(118,556)	(11,771)	(1,239,879)	(120,442)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
61

High-Yield Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
62

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard High-Yield Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
63

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High-Yield Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
64

"Bloomberg®," Bloomberg 1 Year Municipal Bond Index, Bloomberg 1–5 Year Municipal Bond Index, Bloomberg 1–15 Year Municipal Bond Index, and Bloomberg Municipal Bond Index (the Indices) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Municipal Bond Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Municipal Bond Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the Municipal Bond Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Municipal Bond Funds into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Municipal Bond Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Municipal Bond Funds’ customers, in connection with the administration, marketing or trading of the Municipal Bond Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE MUNICIPAL BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE MUNICIPAL BOND FUNDS OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q442 062023

Semiannual Report   |   April 30, 2023
Vanguard Tax-Exempt Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	120
Liquidity Risk Management	121

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,072.00	$0.26
Admiral™ Shares	1,000.00	1,072.10	0.46
Based on Hypothetical 5% Yearly Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,024.55	$0.25
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Tax-Exempt Bond Index Fund
Fund Allocation
As of April 30, 2023
New York	22.5%
California	16.6
Texas	9.6
Illinois	5.6
New Jersey	4.9
Massachusetts	4.8
Florida	3.4
Pennsylvania	3.4
Washington	3.0
Maryland	2.1
Georgia	1.9
Connecticut	1.8
Ohio	1.7
District of Columbia	1.5
Colorado	1.5
Arizona	1.5
Virginia	1.4
Michigan	1.4
Oregon	1.1
Other	10.3
The table reflects the fund’s investments, except for short-term investments.
2

Tax-Exempt Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.6%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/52	6,180	6,651
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	555	561
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,439
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,915	1,961
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	2,028
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,795	11,609
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,000	10,754
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	4,750	4,778
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	170	179
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	500	538
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,329
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	855	944
	Alabama GO	5.000%	8/1/27	320	344
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/23	1,000	1,009
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,510	3,794
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	8,862
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	2,335	2,699
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	11,720	12,015
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	13,055	13,207
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	575	582
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	5,605	5,740
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,548
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,700	1,741
	Auburn University College & University Revenue	5.000%	6/1/28	385	408
	Auburn University College & University Revenue	5.000%	6/1/48	6,265	6,652
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	250	263
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	3,595	3,904
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,368
	Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,176
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,270
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	531
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	265
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	263
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,737
[1]	Jefferson County AL Sewer Revenue	5.250%	10/1/48	12,460	12,759
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,500	1,592
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	2,490	2,551
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	16,600	17,580
[2]	Jefferson County AL Sewer Revenue, 7.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,225	10,559
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,347
					167,537
Alaska (0.1%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	175
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/52	7,000	7,458
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	14,525	14,937
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	15,760	15,109
					37,679
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,149
	Arizona Board of Regents College & University Revenue	5.000%	7/1/40	1,500	1,690
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,220
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,885
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,278
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	396
	Arizona COP, ETM	5.000%	10/1/24	675	694
	Arizona COP, ETM	5.000%	10/1/25	8,420	8,870
3

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arizona COP, ETM	5.000%	10/1/28	2,110	2,388
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	286
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	306
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,021
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,052
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,425
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	2,869
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	10
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,900	4,161
Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,153
Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	4,430	3,618
Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	6,000	4,687
Arizona Lottery Revenue, ETM	5.000%	7/1/24	9,450	9,657
Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,237
Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	809
Arizona School Facilities Board COP, ETM	5.000%	9/1/23	1,190	1,197
Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,144
Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,157
Arizona Transportation Board Government Fuel Sales Tax Revenue	5.000%	7/1/27	2,485	2,538
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	5,120	5,135
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,550	2,557
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	7,210	7,231
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	767
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	368
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,510	1,584
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	579
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	746
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,853
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	12,415	12,755
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	10,043
Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	16,288
Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	4,700	4,743
Maricopa County Community College District GO	5.000%	7/1/23	2,100	2,106
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,180
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,570	4,884
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	639
Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,500	3,605
Phoenix AZ GO	4.000%	7/1/24	1,865	1,886
Phoenix AZ GO	4.000%	7/1/25	1,225	1,240
Phoenix AZ GO	5.000%	7/1/26	650	696
Phoenix AZ GO	5.000%	7/1/27	9,205	9,845
Phoenix AZ GO, ETM	4.000%	7/1/24	150	151
Phoenix AZ GO, Prere.	4.000%	7/1/24	875	883
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,050	16,710
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	10,000	10,272
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/42	1,000	1,004
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,845	3,930
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	1,895	1,936
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	7,250	7,339
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	15,615	15,807
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,247
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	5,270	5,263
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,000	1,012
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	7,075	6,937
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/45	2,010	1,907
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	190	200
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,525	2,701
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	1,000	966
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	10,000	10,494
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	7/1/24	160	163
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	7/1/24	1,810	1,848
Pima AZ Sewer System Revenue County Sewer Revenue	5.000%	7/1/23	2,130	2,136
Pima AZ Sewer System Revenue County Sewer Revenue, ETM	5.000%	7/1/23	920	922
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	292
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	1,710	1,732
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	7,270	7,365
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,470	5,940
4

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	2,685	2,983
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,045	3,307
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,715	4,220
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	4,000	4,719
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	11,234
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	3,865	4,003
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	7,000	7,478
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	21
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	6,586
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	9,625	9,951
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	15,736
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	1,555	1,647
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,485	7,206
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,151
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	5,415	6,014
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,108
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,097
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,024
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	6,870	7,793
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	8,038
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	13,500	15,143
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	12,500	13,966
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	142
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,029
	University of Arizona College & University Revenue	4.000%	8/1/44	5,310	5,168
					421,548
Arkansas (0.0%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	140	137
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,212
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,207
					2,556
California (16.5%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	5,109
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	1,500	746
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	1,000	505
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	1,000	502
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	7,500	3,743
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,500	745
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	28,715	14,382
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,000	1,873
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,483
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	95
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,359
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	500
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	515
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	419
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,065	4,172
[2]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	269
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	94
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	239
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,760
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,095	2,299
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,866
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	988
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,525	1,832
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	966
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	5,837
	Antelope Valley Community College District GO	3.000%	8/1/50	7,000	5,349
[3]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,083
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	1,955	2,049
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	5,923
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,035
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,800	2,699
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	2,650	2,708
5

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	5,000	5,076
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,000	5,020
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	19,530	19,304
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	2,150	2,118
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	12,070	9,054
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	11,250	7,583
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	548
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,481
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	16,840	17,139
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,980	4,095
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.140%	4/1/56	1,000	999
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	73
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	856
	California Department of Water Resources Water Revenue	5.000%	12/1/23	130	131
	California Department of Water Resources Water Revenue	5.000%	12/1/24	125	129
	California Department of Water Resources Water Revenue	5.000%	12/1/32	3,000	3,572
	California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,554
	California Department of Water Resources Water Revenue	4.000%	12/1/34	8,075	8,448
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,685	13,083
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	12,956
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	135	140
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,701
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	228
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,997
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	6,072
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	156
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	12,000	14,278
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,495	4,149
	California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	4,940	4,796
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	23,010	27,229
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	325
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	11,165	13,193
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	124
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,035
	California GO	5.000%	8/1/23	210	211
	California GO	5.000%	8/1/23	125	126
	California GO	5.000%	8/1/23	1,015	1,020
	California GO	5.000%	8/1/23	755	759
	California GO	5.000%	8/1/23	100	100
	California GO	5.000%	8/1/23	6,520	6,551
	California GO	5.000%	9/1/23	145	146
	California GO	5.000%	9/1/23	1,140	1,147
	California GO	5.000%	9/1/23	1,535	1,545
	California GO	5.000%	9/1/23	130	131
	California GO	5.000%	9/1/23	23,000	23,147
	California GO	5.000%	9/1/23	4,755	4,785
	California GO	4.000%	10/1/23	300	301
	California GO	5.000%	10/1/23	360	363
	California GO	5.000%	10/1/23	2,485	2,505
	California GO	4.000%	11/1/23	205	206
	California GO	5.000%	11/1/23	865	873
	California GO	5.000%	11/1/23	385	389
	California GO	5.000%	11/1/23	150	151
	California GO	5.000%	12/1/23	315	319
	California GO	5.000%	12/1/23	575	582
	California GO	5.000%	12/1/23	1,100	1,113
	California GO	4.000%	3/1/24	175	176
	California GO	5.000%	3/1/24	1,895	1,927
	California GO	5.000%	3/1/24	260	264
	California GO	5.000%	4/1/24	910	927
	California GO	5.000%	4/1/24	1,900	1,935
	California GO	5.000%	4/1/24	1,250	1,273
	California GO	5.000%	5/1/24	325	332
	California GO	5.000%	8/1/24	5,470	5,612
	California GO	5.000%	8/1/24	890	913
	California GO	5.000%	8/1/24	400	410
	California GO	5.000%	8/1/24	2,000	2,052
6

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/24	15	15
California GO	5.000%	8/1/24	775	795
California GO	5.000%	9/1/24	1,010	1,037
California GO	5.000%	9/1/24	2,975	3,055
California GO	5.000%	9/1/24	4,000	4,108
California GO	5.000%	9/1/24	3,000	3,081
California GO	4.000%	10/1/24	1,875	1,903
California GO	5.000%	10/1/24	1,485	1,528
California GO	5.000%	10/1/24	7,375	7,588
California GO	5.000%	10/1/24	100	103
California GO	5.000%	11/1/24	150	155
California GO	5.000%	11/1/24	3,190	3,289
California GO	5.000%	12/1/24	1,250	1,264
California GO	5.000%	12/1/24	6,345	6,416
California GO	5.000%	12/1/24	1,000	1,033
California GO	5.500%	2/1/25	150	157
California GO	5.000%	3/1/25	9,160	9,522
California GO	5.000%	3/1/25	600	624
California GO	5.000%	4/1/25	3,005	3,130
California GO	5.000%	8/1/25	2,380	2,496
California GO	5.000%	8/1/25	2,135	2,239
California GO	5.000%	8/1/25	500	524
California GO	5.000%	8/1/25	265	278
California GO	5.000%	9/1/25	7,895	8,295
California GO	5.000%	9/1/25	400	420
California GO	5.000%	9/1/25	6,310	6,629
California GO	5.000%	9/1/25	2,000	2,101
California GO	5.000%	9/1/25	100	105
California GO	5.000%	9/1/25	4,430	4,654
California GO	5.000%	9/1/25	2,500	2,627
California GO	5.000%	10/1/25	1,110	1,141
California GO	5.000%	10/1/25	735	755
California GO	5.000%	10/1/25	7,810	8,221
California GO	5.000%	10/1/25	5,000	5,263
California GO	5.000%	10/1/25	860	905
California GO	5.000%	10/1/25	3,950	4,158
California GO	5.000%	10/1/25	4,650	4,895
California GO	4.000%	11/1/25	1,240	1,276
California GO	5.000%	11/1/25	4,265	4,499
California GO	5.000%	11/1/25	6,595	6,956
California GO	5.000%	11/1/25	8,360	8,818
California GO	5.000%	11/1/25	485	489
California GO	5.000%	12/1/25	6,115	6,462
California GO	3.000%	3/1/26	2,875	2,883
California GO	5.000%	3/1/26	15,465	16,093
California GO	5.000%	3/1/26	980	1,020
California GO	5.000%	4/1/26	3,780	4,025
California GO	5.000%	4/1/26	11,365	12,101
California GO	4.000%	8/1/26	400	416
California GO	5.000%	8/1/26	1,100	1,181
California GO	5.000%	8/1/26	20,670	22,183
California GO	5.000%	8/1/26	900	936
California GO	5.000%	8/1/26	1,800	1,892
California GO	5.000%	8/1/26	5,305	5,693
California GO	5.000%	8/1/26	100	107
California GO	4.000%	9/1/26	1,985	2,067
California GO	5.000%	9/1/26	2,650	2,850
California GO	5.000%	9/1/26	2,680	2,822
California GO	5.000%	9/1/26	60	65
California GO	5.000%	9/1/26	1,425	1,532
California GO	5.000%	9/1/26	2,180	2,344
California GO	5.000%	10/1/26	455	468
California GO	5.000%	10/1/26	2,730	2,942
California GO	5.000%	10/1/26	100	103
California GO	5.000%	10/1/26	1,735	1,870
California GO	5.000%	10/1/26	1,750	1,886
California GO	5.000%	10/1/26	2,000	2,155
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/26	2,020	2,181
	California GO	5.000%	11/1/26	12,015	12,973
	California GO	5.000%	11/1/26	100	103
	California GO	5.000%	11/1/26	1,960	2,116
[6]	California GO	5.000%	2/1/27	3,990	4,330
	California GO	5.000%	3/1/27	5,960	6,215
	California GO	5.000%	3/1/27	3,090	3,222
	California GO	5.000%	4/1/27	5,415	5,901
	California GO	5.000%	4/1/27	1,820	1,983
	California GO	5.000%	8/1/27	2,510	2,701
	California GO	5.000%	8/1/27	4,790	5,154
	California GO	5.000%	8/1/27	2,490	2,623
	California GO	5.000%	8/1/27	4,320	4,500
	California GO	5.000%	8/1/27	7,210	7,918
	California GO	5.000%	9/1/27	325	327
	California GO	5.000%	9/1/27	3,330	3,590
	California GO	5.000%	9/1/27	2,175	2,345
	California GO	5.000%	9/1/27	1,070	1,177
	California GO	4.000%	10/1/27	11,175	11,815
	California GO	5.000%	10/1/27	205	205
	California GO	5.000%	10/1/27	170	175
	California GO	5.000%	10/1/27	1,170	1,290
	California GO	5.000%	10/1/27	6,000	6,614
	California GO	5.000%	10/1/27	5,000	5,512
	California GO	5.000%	11/1/27	500	505
	California GO	5.000%	11/1/27	2,065	2,281
	California GO	5.000%	11/1/27	2,025	2,237
	California GO	5.000%	11/1/27	3,680	4,065
	California GO	5.000%	12/1/27	7,540	8,344
	California GO	3.000%	3/1/28	4,370	4,409
	California GO	5.000%	3/1/28	3,295	3,438
	California GO	5.000%	4/1/28	13,510	15,067
	California GO	5.000%	4/1/28	2,155	2,403
	California GO	5.000%	8/1/28	5,750	6,201
	California GO	5.000%	8/1/28	9,150	9,867
	California GO	5.000%	8/1/28	6,070	6,685
	California GO	5.000%	8/1/28	530	559
	California GO	5.000%	8/1/28	425	468
	California GO	5.000%	8/1/28	7,530	8,461
	California GO	4.000%	9/1/28	200	209
	California GO	4.000%	9/1/28	5	5
	California GO	5.000%	9/1/28	1,050	1,057
	California GO	5.000%	9/1/28	1,550	1,675
	California GO	5.000%	9/1/28	2,800	2,956
	California GO	5.000%	9/1/28	1,140	1,232
	California GO	5.000%	10/1/28	1,000	1,030
	California GO	5.000%	10/1/28	930	958
	California GO	5.000%	10/1/28	5,000	5,640
	California GO	5.000%	10/1/28	22,215	25,057
	California GO	5.000%	10/1/28	2,000	2,256
	California GO	5.000%	11/1/28	1,205	1,362
	California GO	5.000%	11/1/28	33,895	38,304
	California GO	5.000%	12/1/28	9,305	10,535
	California GO	5.000%	2/1/29	25	25
	California GO	5.000%	4/1/29	1,000	1,141
	California GO	5.000%	4/1/29	2,305	2,629
	California GO	5.000%	8/1/29	6,525	7,046
	California GO	5.000%	8/1/29	190	210
	California GO	5.000%	8/1/29	655	691
	California GO	5.000%	8/1/29	225	243
	California GO	5.000%	8/1/29	1,730	1,804
	California GO	5.000%	8/1/29	2,755	3,102
	California GO	3.000%	9/1/29	105	105
	California GO	4.000%	9/1/29	3,215	3,489
	California GO	5.000%	9/1/29	550	595
	California GO	5.000%	9/1/29	1,105	1,271
	California GO	5.250%	9/1/29	10,000	10,071
8

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	10/1/29	250	258
California GO	5.000%	10/1/29	13,880	15,991
California GO	5.000%	10/1/29	8,595	9,214
California GO	5.000%	10/1/29	2,980	3,367
California GO	5.000%	10/1/29	5,780	6,659
California GO	5.000%	10/1/29	10,000	11,521
California GO	5.000%	10/1/29	5,000	5,760
California GO	4.000%	11/1/29	30,480	33,135
California GO	5.000%	11/1/29	2,500	2,524
California GO	5.000%	11/1/29	22,940	26,472
California GO	5.000%	11/1/29	12,065	13,922
California GO	5.000%	11/1/29	10,655	11,817
California GO	5.000%	11/1/29	4,370	5,043
California GO	5.000%	11/1/29	3,575	4,125
California GO	5.000%	12/1/29	100	101
California GO	5.000%	12/1/29	1,600	1,849
California GO	5.000%	3/1/30	4,450	4,644
California GO	5.000%	3/1/30	2,175	2,526
California GO	5.000%	4/1/30	1,085	1,262
California GO	5.000%	4/1/30	4,795	5,577
California GO	5.000%	8/1/30	7,940	8,572
California GO	5.000%	8/1/30	12,640	13,946
California GO	5.000%	8/1/30	50	52
California GO	5.000%	8/1/30	2,650	2,791
California GO	5.000%	8/1/30	1,600	1,765
California GO	5.000%	8/1/30	5,135	5,783
California GO	5.000%	9/1/30	2,450	2,650
California GO	5.000%	9/1/30	5,520	5,970
California GO	5.000%	9/1/30	10,200	10,763
California GO	5.000%	10/1/30	340	350
California GO	5.000%	10/1/30	10,210	11,763
California GO	5.000%	10/1/30	5,325	6,017
California GO	5.000%	10/1/30	13,755	16,146
California GO	5.000%	10/1/30	6,785	7,964
California GO	5.000%	11/1/30	1,780	1,797
California GO	5.000%	11/1/30	3,375	3,743
California GO	5.000%	11/1/30	50,530	59,403
California GO	5.000%	11/1/30	4,840	5,690
California GO	5.000%	12/1/30	950	961
California GO	5.000%	12/1/30	3,235	3,809
California GO	5.000%	3/1/31	1,010	1,171
California GO	5.000%	4/1/31	1,405	1,662
California GO	5.000%	4/1/31	4,310	5,098
California GO	5.000%	4/1/31	1,050	1,197
California GO	5.000%	5/1/31	2,220	2,268
California GO	4.000%	8/1/31	1,000	1,037
California GO	5.000%	8/1/31	965	991
California GO	5.000%	8/1/31	4,815	5,014
California GO	3.250%	9/1/31	115	116
California GO	4.000%	9/1/31	7,090	7,358
California GO	5.000%	9/1/31	2,200	2,379
California GO	5.000%	9/1/31	610	614
California GO	5.000%	9/1/31	4,975	5,380
California GO	5.000%	10/1/31	340	350
California GO	5.000%	10/1/31	11,865	13,650
California GO	5.000%	10/1/31	11,985	14,295
California GO	5.000%	10/1/31	7,250	8,648
California GO	5.000%	11/1/31	145	146
California GO	5.000%	11/1/31	400	444
California GO	5.000%	11/1/31	500	554
California GO	5.000%	11/1/31	2,000	2,347
California GO	5.000%	11/1/31	1,690	1,911
California GO	5.000%	11/1/31	1,700	1,995
California GO	5.000%	11/1/31	7,000	8,361
California GO	5.000%	12/1/31	3,195	3,821
California GO	5.000%	12/1/31	1,000	1,075
California GO	5.000%	3/1/32	4,180	4,845
9

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/32	9,130	10,979
	California GO	5.000%	4/1/32	2,585	3,108
	California GO	5.000%	4/1/32	2,445	2,785
	California GO	5.000%	5/1/32	50	51
	California GO	4.000%	8/1/32	8,250	8,541
	California GO	5.000%	8/1/32	2,340	2,402
	California GO	5.000%	8/1/32	250	260
	California GO	5.000%	8/1/32	1,035	1,089
	California GO	5.000%	8/1/32	1,295	1,397
[1]	California GO	5.250%	8/1/32	31,190	37,967
	California GO	5.250%	8/1/32	1,000	1,058
	California GO	4.000%	9/1/32	13,485	13,973
	California GO	4.000%	9/1/32	7,535	7,808
	California GO	5.000%	9/1/32	2,460	2,657
	California GO	5.000%	9/1/32	3,260	3,437
	California GO	5.000%	9/1/32	3,430	3,705
	California GO	5.000%	9/1/32	9,290	11,243
	California GO	5.000%	10/1/32	20,250	23,920
	California GO	5.000%	10/1/32	9,245	11,016
	California GO	5.000%	11/1/32	1,475	1,489
	California GO	5.000%	11/1/32	1,285	1,424
	California GO	5.000%	11/1/32	11,010	12,436
	California GO	5.000%	11/1/32	500	554
	California GO	5.000%	3/1/33	1,185	1,235
	California GO	5.000%	3/1/33	5,000	5,790
	California GO	5.000%	3/1/33	1,035	1,198
	California GO	5.000%	3/1/33	2,500	2,895
	California GO	5.000%	4/1/33	7,630	7,778
	California GO	5.000%	4/1/33	1,000	1,201
	California GO	5.000%	4/1/33	3,750	4,578
	California GO	5.000%	8/1/33	8,730	9,407
	California GO	5.000%	8/1/33	1,400	1,437
	California GO	5.000%	8/1/33	3,705	3,853
	California GO	5.000%	8/1/33	5,835	6,133
	California GO	5.000%	8/1/33	2,285	2,517
	California GO	3.000%	9/1/33	1,170	1,152
	California GO	3.375%	9/1/33	210	211
	California GO	4.000%	9/1/33	500	518
	California GO	4.000%	9/1/33	575	595
	California GO	5.000%	9/1/33	1,000	1,006
	California GO	5.000%	9/1/33	1,355	1,462
	California GO	5.000%	9/1/33	1,000	1,207
	California GO	5.000%	10/1/33	7,350	7,568
	California GO	5.000%	10/1/33	2,720	2,772
	California GO	5.000%	10/1/33	5,405	6,586
	California GO	5.000%	11/1/33	350	409
	California GO	4.000%	8/1/34	420	426
	California GO	5.000%	8/1/34	1,730	1,815
	California GO	5.000%	8/1/34	10,485	11,274
	California GO	4.000%	9/1/34	355	367
	California GO	4.000%	9/1/34	250	258
	California GO	5.000%	9/1/34	8,390	9,034
	California GO	5.000%	9/1/34	1,225	1,287
	California GO	5.000%	9/1/34	3,185	3,430
	California GO	5.000%	9/1/34	500	600
	California GO	3.000%	10/1/34	4,130	4,040
	California GO	4.000%	10/1/34	5,720	6,078
	California GO	4.000%	10/1/34	6,615	7,115
	California GO	4.000%	11/1/34	3,275	3,422
	California GO	4.000%	11/1/34	1,820	1,951
	California GO	5.000%	11/1/34	1,670	1,943
	California GO	5.000%	12/1/34	3,570	3,821
	California GO	5.000%	12/1/34	11,625	13,535
	California GO	5.000%	3/1/35	25,815	29,623
	California GO	5.000%	3/1/35	2,020	2,318
	California GO	5.000%	4/1/35	4,135	4,202
	California GO	5.000%	4/1/35	3,530	4,189
10

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	4/1/35	9,685	10,854
California GO	5.000%	8/1/35	965	1,034
California GO	5.000%	8/1/35	1,570	1,604
California GO	5.000%	8/1/35	5,000	5,225
California GO	5.000%	8/1/35	1,540	1,684
California GO	4.000%	9/1/35	7,415	7,628
California GO	4.000%	9/1/35	5,050	5,195
California GO	5.000%	9/1/35	5,275	5,658
California GO	5.000%	9/1/35	3,340	3,582
California GO	5.000%	9/1/35	1,995	2,372
California GO	5.000%	9/1/35	7,760	9,226
California GO	3.000%	10/1/35	1,410	1,347
California GO	5.000%	10/1/35	1,190	1,266
California GO	5.000%	10/1/35	5,000	5,990
California GO	4.000%	11/1/35	2,085	2,215
California GO	5.000%	11/1/35	1,155	1,267
California GO	3.750%	12/1/35	70	69
California GO	5.000%	12/1/35	11,865	13,694
California GO	4.000%	3/1/36	7,000	7,381
California GO	5.000%	3/1/36	520	591
California GO	5.000%	4/1/36	7,630	8,546
California GO	5.000%	8/1/36	9,030	9,989
California GO	5.000%	8/1/36	5,890	6,403
California GO	4.000%	9/1/36	250	256
California GO	5.000%	9/1/36	555	592
California GO	5.000%	9/1/36	2,175	2,554
California GO	5.000%	9/1/36	2,165	2,542
California GO	3.000%	10/1/36	800	749
California GO	4.000%	10/1/36	1,155	1,209
California GO	4.000%	10/1/36	5,940	6,277
California GO	5.000%	10/1/36	3,000	3,548
California GO	5.000%	11/1/36	6,600	7,314
California GO	5.000%	11/1/36	4,000	4,568
California GO	5.000%	12/1/36	405	463
California GO	5.000%	4/1/37	11,805	11,985
California GO	5.000%	4/1/37	1,265	1,406
California GO	5.000%	8/1/37	5,595	5,940
California GO	4.000%	9/1/37	365	365
California GO	4.000%	9/1/37	850	864
California GO	3.000%	10/1/37	6,155	5,684
California GO	4.000%	10/1/37	4,000	4,138
California GO	5.000%	10/1/37	110	113
California GO	5.000%	10/1/37	2,910	3,344
California GO	5.000%	11/1/37	22,705	25,042
California GO	5.000%	11/1/37	2,365	2,569
California GO	4.000%	3/1/38	8,400	8,645
California GO	5.000%	4/1/38	5,480	6,066
California GO	5.000%	4/1/38	150	152
California GO	4.000%	8/1/38	885	898
California GO	5.000%	8/1/38	1,565	1,659
California GO	5.000%	9/1/39	4,870	5,585
California GO	4.000%	10/1/39	6,725	6,878
California GO	4.000%	10/1/39	6,400	6,470
California GO	5.000%	10/1/39	5,790	5,914
California GO	5.000%	10/1/39	5,685	5,982
California GO	5.000%	10/1/39	3,475	3,860
California GO	5.000%	10/1/39	1,000	1,155
California GO	5.000%	11/1/39	17,480	19,184
California GO	4.000%	3/1/40	5,000	5,096
California GO	5.000%	9/1/41	2,355	2,658
California GO	5.000%	10/1/41	4,200	4,716
California GO	4.000%	11/1/41	700	705
California GO	5.000%	4/1/42	11,410	12,229
California GO	5.000%	4/1/42	1,500	1,697
California GO	4.000%	9/1/42	1,690	1,724
California GO	5.000%	9/1/42	4,105	4,664
California GO	5.000%	10/1/42	23,800	25,995
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/42	4,500	5,146
	California GO	5.000%	11/1/42	1,245	1,417
	California GO	5.000%	4/1/43	7,535	7,539
	California GO	2.250%	11/1/43	210	148
	California GO	4.875%	11/1/43	265	266
	California GO	4.500%	12/1/43	825	828
	California GO	5.000%	12/1/43	5,940	5,986
	California GO	5.000%	5/1/44	1,000	1,014
	California GO	4.000%	10/1/44	5,220	5,266
	California GO	4.000%	11/1/44	220	220
	California GO	5.000%	3/1/45	3,600	3,707
	California GO	3.250%	4/1/45	5,000	4,266
	California GO	5.000%	9/1/45	2,660	2,802
	California GO	5.000%	10/1/45	3,000	3,407
	California GO	5.250%	10/1/45	5,250	6,091
	California GO	4.000%	11/1/45	11,300	11,304
	California GO	4.000%	3/1/46	3,000	3,003
	California GO	3.000%	9/1/46	360	288
	California GO	5.000%	9/1/46	500	526
	California GO	2.375%	10/1/46	3,000	2,061
	California GO	5.250%	9/1/47	11,725	13,412
	California GO	5.000%	10/1/47	6,885	7,199
	California GO	5.000%	11/1/47	16,600	17,682
	California GO	5.000%	4/1/49	3,475	3,756
	California GO	3.000%	10/1/49	2,075	1,619
	California GO	2.500%	3/1/50	1,000	675
	California GO	4.000%	3/1/50	3,000	2,954
	California GO	4.000%	10/1/50	5,000	4,928
	California GO	5.250%	10/1/50	6,620	7,569
	California GO	4.000%	11/1/50	11,900	11,728
	California GO	3.000%	4/1/52	8,470	6,553
	California GO	4.250%	9/1/52	4,485	4,534
	California GO	5.000%	9/1/52	2,620	2,909
	California GO, Prere.	4.500%	12/1/23	80	81
	California GO, Prere.	5.000%	12/1/23	590	596
	California GO, Prere.	5.000%	10/1/35	60	64
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	1,630	1,638
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	50	53
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,090	1,165
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	475	476
[7]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,455	1,529
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	119
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,000	5,582
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,000	5,543
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	1,895	2,048
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,401
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,447
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	10,000	10,049
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	743
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	302
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	106
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	223
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	5,458
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,693
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	9,950	10,670
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	3,991
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	620	656
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,605
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	8/1/44	1,500	1,615
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,156
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,751
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,811
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,577
	California State Public Works Board College & University Revenue, Prere.	5.000%	9/1/23	75	75
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,552
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	715	721
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/23	4,900	4,962
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,069
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	965	983
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	4,020	4,117
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,104
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/24	1,900	1,960
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,591
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,150
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	480
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/25	2,900	3,069
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	324
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	10,620	10,634
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,439
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	216
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/26	2,000	2,170
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	105
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	235
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	663
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	1,500	1,662
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,000	6,663
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	105
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,123
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	113
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,659
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/28	1,000	1,132
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	5,305	5,312
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,905	2,185
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	246
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	553
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,844
California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	134
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,765	4,472
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,372
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,108
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,367
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,775
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,769
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	16,184
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	15,877
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	11,490	11,468
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	926
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	5/1/25	1,000	1,041
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/46	3,965	3,893
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	111
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	303
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	151
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	10,000	10,389
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	1,965	1,986
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	15,528
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	23,860	24,039
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	130	131
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	50	51
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	50	52
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	60	65
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	200	220
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	1,962
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	5.000%	11/1/46	3,000	3,299
California State University College & University Revenue	5.000%	11/1/23	100	101
California State University College & University Revenue	5.000%	11/1/23	100	101
California State University College & University Revenue	5.000%	11/1/25	1,915	2,024
California State University College & University Revenue	5.000%	11/1/26	170	180
California State University College & University Revenue	5.000%	11/1/30	100	108
California State University College & University Revenue	5.000%	11/1/30	6,000	6,357
California State University College & University Revenue	5.000%	11/1/31	13,590	14,363
California State University College & University Revenue	5.000%	11/1/31	1,465	1,577
California State University College & University Revenue	5.000%	11/1/32	4,560	4,810
California State University College & University Revenue	5.000%	11/1/32	8,175	8,792
California State University College & University Revenue	4.000%	11/1/34	125	128
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	4.000%	11/1/34	8,585	8,782
	California State University College & University Revenue	5.000%	11/1/34	105	115
	California State University College & University Revenue	4.000%	11/1/35	2,095	2,143
	California State University College & University Revenue	5.000%	11/1/35	375	408
	California State University College & University Revenue	3.125%	11/1/36	535	516
	California State University College & University Revenue	5.000%	11/1/36	1,175	1,273
	California State University College & University Revenue	4.000%	11/1/37	375	380
	California State University College & University Revenue	5.000%	11/1/37	180	189
	California State University College & University Revenue	5.000%	11/1/37	110	119
	California State University College & University Revenue	4.000%	11/1/38	3,940	3,968
	California State University College & University Revenue	5.000%	11/1/38	3,285	3,449
	California State University College & University Revenue	5.000%	11/1/41	2,000	2,103
	California State University College & University Revenue	5.000%	11/1/42	10,210	10,870
	California State University College & University Revenue	4.000%	11/1/43	8,200	8,208
	California State University College & University Revenue	5.000%	11/1/43	2,160	2,252
	California State University College & University Revenue	5.000%	11/1/43	1,525	1,655
	California State University College & University Revenue	5.000%	11/1/47	675	714
	California State University College & University Revenue	5.000%	11/1/47	4,980	5,176
	California State University College & University Revenue	5.000%	11/1/48	2,500	2,693
	California State University College & University Revenue	5.000%	11/1/49	1,750	1,895
	California State University College & University Revenue PUT	4.000%	11/1/23	1,875	1,875
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,224
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	5
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	15
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	15
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	712
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	289
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	134
	California State University College & University Revenue, Prere.	5.000%	11/1/24	890	918
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	155
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	103
	California State University College & University Revenue, Prere.	5.000%	11/1/24	635	655
	California State University College & University Revenue, Prere.	5.000%	11/1/24	13,390	13,809
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,836
	California State University College & University Revenue, Prere.	5.000%	11/1/24	40	41
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,124
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,000	3,933
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	410
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,732
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	292
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,022
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	110	111
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,260
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,773
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,756
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,350	13,694
	Chino Valley Unified School District GO	5.000%	8/1/55	15,260	16,540
	Clovis Unified School District GO	4.000%	8/1/40	85	85
	Clovis Unified School District GO	5.000%	8/1/47	3,000	3,267
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	67
	Coast Community College District GO	0.000%	8/1/41	10,210	4,727
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	125
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,039
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,710	2,856
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	420
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	181
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,765	1,852
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	334
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,725	3,723
	Cupertino Union School District GO	4.000%	8/1/40	11,090	11,190
	Cypress School District GO	0.000%	8/1/40	250	115
	Desert Community College District GO	4.000%	8/1/39	1,350	1,368
	Desert Community College District GO	4.000%	8/1/51	4,890	4,871
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,911
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	369
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	95
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	130	144
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,769
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	1,280	1,317
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	3,500	3,863
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,157
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	8,315
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	556
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	13,101
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	120
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,347
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	156
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,857
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	138
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	150
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	284
	El Monte Union High School District GO	0.000%	6/1/44	3,100	1,231
	El Monte Union High School District GO	0.000%	6/1/45	3,170	1,194
	El Monte Union High School District GO	0.000%	6/1/46	2,765	988
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,983
[4,7]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,177
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	400
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	696
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,815
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	7,716
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	20,281
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	6,217
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	5,298
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/24	5,000	4,897
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	186
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,040	923
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,649
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	29,815	30,438
	Foster City CA GO	2.250%	8/1/50	1,000	648
	Fremont Union High School District GO	4.000%	8/1/40	725	725
	Fremont Union High School District GO	4.000%	8/1/44	15,000	15,010
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,365
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	460
	Fresno Unified School District GO	4.000%	8/1/41	500	502
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,988
[3]	Fresno Unified School District GO, BAM	3.000%	8/1/51	3,960	3,082
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	870	872
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	275	276
	Glendale Community College District GO	0.000%	8/1/44	4,320	1,669
	Glendale Community College District GO	4.000%	8/1/50	7,000	6,877
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	155	155
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	1,240	1,242
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	498
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	475	477
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,506
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,935
[3]	Hayward Unified School District GO	4.000%	8/1/46	2,005	1,946
[3]	Hayward Unified School District GO	4.000%	8/1/48	5,885	5,675
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	5,987
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	507
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	6,560
[4]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	6,375
[1]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/44	5,000	5,050
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,761
	Kern Community College District GO	3.000%	8/1/46	2,440	1,931
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,815
	Long Beach Unified School District GO	0.000%	8/1/32	100	69
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,392
	Long Beach Unified School District GO	4.000%	8/1/45	350	345
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	191
	Los Angeles CA Community College District GO	5.000%	8/1/23	515	517
	Los Angeles CA Community College District GO	5.000%	8/1/24	400	410
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,600	1,641
	Los Angeles CA Community College District GO	4.000%	8/1/34	1,500	1,562
15

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO	5.000%	8/1/36	100	107
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,020
Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,494
Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	15,152
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,100
Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,543
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	329
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	218
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,845
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	275	282
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	370	379
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,225
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,557
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	5,410	5,546
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	702
Los Angeles CA General Fund Revenue	4.000%	6/29/23	25,045	25,078
Los Angeles CA Unified School District GO	5.000%	7/1/23	795	797
Los Angeles CA Unified School District GO	5.000%	7/1/23	380	381
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,450	1,454
Los Angeles CA Unified School District GO	5.000%	7/1/23	210	211
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	100
Los Angeles CA Unified School District GO	5.000%	7/1/23	150	150
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,633
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,412
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,349
Los Angeles CA Unified School District GO	5.000%	7/1/24	350	358
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	205
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,763
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,095
Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,117
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,117
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	587
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,740
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	153
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,130	9,816
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	20,472
Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,892
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,688
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	281
Los Angeles CA Unified School District GO	5.000%	7/1/28	27,620	28,268
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	390
Los Angeles CA Unified School District GO	5.000%	7/1/29	11,350	11,620
Los Angeles CA Unified School District GO	5.000%	7/1/30	345	373
Los Angeles CA Unified School District GO	5.000%	7/1/30	15,000	15,359
Los Angeles CA Unified School District GO	5.000%	7/1/30	400	447
Los Angeles CA Unified School District GO	3.000%	7/1/31	2,660	2,646
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	946
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,000	985
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,723
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,117
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,197
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,078
Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,195
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,058
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,243
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,154
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,192
Los Angeles CA Unified School District GO	5.250%	7/1/42	43,000	46,844
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,050	1,505
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	305
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	641
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,416
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,241
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	258
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,349
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,398
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	2,600	2,604
16

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	390	391
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	255	256
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/24	1,250	1,277
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,197
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,755	2,968
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	2,714
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,165	2,540
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	3,979
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	14,307
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	650	754
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	10,000	10,493
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,149
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	208
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,175	1,340
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,352
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,065	1,152
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	6,102
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	5,036
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	9,815	10,582
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,135	1,155
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,670	1,678
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	6,900
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,474
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	3,910	4,067
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	6,908
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	4,000	3,115
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	1,888
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	398
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	139
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,165
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,045	4,754
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,209
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,665	5,378
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,277
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,155	1,199
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,084
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,070	1,131
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	9,255	9,172
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	2,000	2,129
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,870	6,124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,750	5,095
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	645	693
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,500	8,620
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	435
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	245	282
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,799
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,306
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	130	147
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	245	280
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	515	573
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,560	4,009
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,605	5,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,000	1,128
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,492
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,030	5,665
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,470	8,417
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,532
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,785	1,955
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,511
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	8,850	9,821
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	6,125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	4,334
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	8,200	8,955
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,095	6,626
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,815	5,299
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	222
17

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	102
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	128
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	150	153
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	7,500	7,521
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	7,180	7,200
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,144
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,597
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	11,675	11,707
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	132
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,870	6,889
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,127
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,675	1,715
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,040
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,599
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,540
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	945
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,420
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	260
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,558
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,035	3,094
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	278
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	17,080	18,247
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,054
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,945	3,218
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	3,045	3,095
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	9,585	9,743
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	8,455	8,931
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,608
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,744
	Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/47	8,500	9,461
	Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/52	13,275	14,652
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,572
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,326
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,529
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,345
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,827
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,985	6,650
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,470	1,633
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,800	4,044
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,150	1,241
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10,000	11,301
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,268
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	5,824
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	388
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	15,680	17,369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,445	3,693
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	6,885	6,661
	Los Angeles Department of Water Revenue	5.000%	7/1/50	2,185	2,373
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,155	2,224
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	169
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	625
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	163
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	2,873
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	256
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	896
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	928
	Los Angeles Unified School District GO	5.000%	7/1/26	1,470	1,581
	Los Angeles Unified School District GO	5.000%	7/1/28	370	399
	Los Angeles Unified School District GO	5.250%	7/1/47	7,750	8,837
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,248
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,507
[4]	Madera Unified School District GO	0.000%	8/1/31	3,475	2,644
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,000	2,099
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	189
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	6,500	6,715
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,000	1,211
18

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,564
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,114
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	8,498
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	13,870	14,570
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	100	105
[4]	Moreno Valley Unified School District GO	0.000%	8/1/25	4,025	3,741
	Mount San Antonio Community College District GO	0.000%	8/1/45	5,670	2,173
	Mount San Antonio Community College District GO	4.000%	8/1/49	7,500	7,531
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	138
	Mount San Jacinto Community College District GO	4.000%	8/1/43	7,330	7,357
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	2,000	2,000
[8]	New Haven Unified School District GO	0.000%	8/1/33	325	227
[8]	New Haven Unified School District GO	0.000%	8/1/34	495	331
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	210
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	252
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	381
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	532
[8]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	272
	Oakland CA GO	3.000%	1/15/50	6,225	4,883
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,024
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	126
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	5,685	5,609
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	590	620
[1]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,763
	Orange County Water District COP	2.000%	8/15/23	2,765	2,753
[2]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	89
	Paramount Unified School District GO	0.000%	8/1/42	3,000	1,228
	Pasadena Area Community College District COP (Sarafian Building Project)	4.000%	8/1/51	13,780	13,588
	Pasadena Unified School District GO	5.000%	8/1/26	10	11
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/51	1,400	1,532
	Peralta Community College District GO	4.000%	8/1/39	350	351
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,115	1,096
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	151
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,480	7,447
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	2,946
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	380
	Poway Unified School District GO	0.000%	8/1/32	130	97
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,540
	Poway Unified School District GO	0.000%	8/1/36	1,000	616
	Poway Unified School District GO	0.000%	8/1/40	10,650	5,271
	Poway Unified School District GO	0.000%	8/1/46	7,250	2,510
	Rio Hondo Community College District GO	0.000%	8/1/43	5,000	1,933
	Rio Hondo Community College District GO	0.000%	8/1/44	5,000	1,829
	Rio Hondo Community College District GO	0.000%	8/1/45	5,000	1,733
	Rio Hondo Community College District GO	0.000%	8/1/46	5,000	1,636
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,160
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	333
	Riverside Community College District GO	3.000%	8/1/37	2,010	1,852
	Riverside Community College District GO, Prere.	5.000%	8/1/24	230	236
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	30	31
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,535	2,697
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	2,625	2,626
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,557
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	555	545
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,074
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,015
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,925	1,823
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	4,845
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	1,280	1,428
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	13,665	13,687
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,870
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	6,710	7,078
[1]	Sacramento CA City Unified School District GO	0.000%	7/1/30	6,515	5,172
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	548
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,318
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,620
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	428
19

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	570	653
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	401
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,311
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	547
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	2,793
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	171
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,256
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	11,745	11,752
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	5,244
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	1,904
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,060	7,518
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	1,060	1,118
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	160	177
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,011
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,905	7,123
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,586
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	355	337
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,423
	San Diego CA Unified School District GO	5.000%	7/1/26	150	158
	San Diego CA Unified School District GO	4.000%	7/1/29	100	105
	San Diego CA Unified School District GO	0.000%	7/1/30	1,000	813
	San Diego CA Unified School District GO	0.000%	7/1/31	170	133
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	996
	San Diego CA Unified School District GO	4.000%	7/1/32	500	521
	San Diego CA Unified School District GO	4.000%	7/1/33	250	260
	San Diego CA Unified School District GO	0.000%	7/1/35	295	183
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	666
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,215
	San Diego CA Unified School District GO	0.000%	7/1/36	340	213
	San Diego CA Unified School District GO	0.000%	7/1/36	895	557
	San Diego CA Unified School District GO	0.000%	7/1/37	1,375	815
	San Diego CA Unified School District GO	0.000%	7/1/38	170	95
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	843
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,614
	San Diego CA Unified School District GO	3.125%	7/1/42	2,125	1,844
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	509
	San Diego CA Unified School District GO	0.000%	7/1/45	775	301
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,218
	San Diego CA Unified School District GO	2.250%	7/1/45	100	68
	San Diego CA Unified School District GO	4.000%	7/1/45	545	545
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,104
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,101
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	8,322
	San Diego CA Unified School District GO	3.250%	7/1/48	10,000	8,340
	San Diego CA Unified School District GO	0.000%	7/1/49	735	234
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	3,882
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	185
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,795	1,331
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,250	14,303
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,093
	San Diego CA Unified School District GO, Prere.	4.000%	7/1/23	10,000	10,013
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	1,115	1,118
	San Diego Community College District GO	5.000%	8/1/27	3,980	4,302
	San Diego Community College District GO	5.000%	8/1/28	100	108
	San Diego Community College District GO, Prere.	5.000%	8/1/23	1,370	1,376
	San Diego Community College District GO, Prere.	4.000%	8/1/26	225	236
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,310	1,414
	San Diego Community College District GO, Prere.	5.000%	8/1/26	100	108
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,975	2,131
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,735	1,826
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	248
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,645	1,721
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	125	125
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	20,385	21,330
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	472
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	585
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	8,100	8,987
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,075	1,183
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,130	2,131
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,579
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,175	2,348
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/48	1,250	1,436
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	6,000	6,640
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	2,000	1,950
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	10/15/48	2,500	2,433
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/52	4,000	4,517
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	409
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	103
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	216
	San Diego Unified School District GO	5.000%	7/1/23	26,180	26,256
	San Diego Unified School District GO	5.000%	7/1/23	30,400	30,488
	San Diego Unified School District GO	5.000%	7/1/24	1,360	1,391
	San Diego Unified School District GO	5.000%	7/1/24	1,955	2,000
	San Diego Unified School District GO	0.000%	7/1/31	1,040	812
	San Diego Unified School District GO	4.000%	7/1/46	4,575	4,549
	San Diego Unified School District GO	4.250%	7/1/52	3,000	3,033
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	237
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	527
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,547
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,040
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,656
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	675	721
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,000	768
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	4,895
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,129
	San Francisco CA City & County COP	5.000%	4/1/28	500	530
	San Francisco CA City & County COP	4.000%	4/1/45	405	405
	San Francisco CA City & County GO	4.000%	6/15/28	18,080	18,115
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,156
	San Francisco CA City & County GO	5.000%	6/15/30	3,065	3,620
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,548
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	750	817
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,200	1,263
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,370	1,487
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,126
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	6,570	7,295
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,373
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	102
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,000	1,038
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,315	1,320
	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/32	1,390	1,551
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	469
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	163
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,241
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	574
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	1,803
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	11,078
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	18,704
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	135
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,400	2,361
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	4,750	5,104
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/48	275	274
	San Francisco Community College District GO	4.000%	6/15/45	550	535
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	9,739
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	204
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	165	173
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	13,875	14,120
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	564	528
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	195
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	109
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	89
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,683
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	40,000	41,512
	San Jose CA GO	5.000%	9/1/45	10,000	10,818
	San Jose CA GO	5.000%	9/1/47	15,820	17,075
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	13,435	13,658
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	3,000	3,370
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	716
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,800	5,249
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	167
	San Marcos Unified School District GO	0.000%	8/1/32	150	112
	San Marcos Unified School District GO	0.000%	8/1/51	100	29
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	5,459
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	1,855	1,947
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,127
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	20,570	16,363
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	1,000	647
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,019
	San Mateo Union High School District GO	4.000%	9/1/34	800	831
[1]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/49	1,000	1,034
[1]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/52	1,000	1,000
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	117
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	276
	Santa Clara County CA GO	3.250%	8/1/39	645	601
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,131
	Santa Monica Community College District GO	5.000%	8/1/43	1,500	1,622
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	9,121
[1]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,640
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	175
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	302
[9]	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/48	7,500	8,367
[9]	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/53	5,000	5,668
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,237
	Southwestern Community College District GO	0.000%	8/1/46	320	110
[3]	Southwestern Community College District GO	2.500%	8/1/46	1,000	707
	Southwestern Community College District GO	4.000%	8/1/47	3,480	3,421
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,756
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,760	4,773
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	1,000	675
	Torrance Unified School District GO	0.000%	8/1/34	4,300	2,537
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	122
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,142
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	35
	University of California College & University Revenue	5.000%	5/15/24	10,575	10,795
	University of California College & University Revenue	5.000%	5/15/25	380	398
	University of California College & University Revenue	5.000%	5/15/25	15	16
	University of California College & University Revenue	5.000%	5/15/26	10,920	11,720
	University of California College & University Revenue	5.000%	5/15/27	110	115
	University of California College & University Revenue	5.000%	5/15/27	11,990	13,201
	University of California College & University Revenue	5.000%	5/15/28	100	105
	University of California College & University Revenue	5.000%	5/15/29	670	702
	University of California College & University Revenue	5.000%	5/15/29	7,885	9,114
	University of California College & University Revenue	5.000%	5/15/30	28,070	33,120
	University of California College & University Revenue	5.000%	5/15/31	3,545	4,265
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,047
	University of California College & University Revenue	5.000%	5/15/32	2,500	3,053
	University of California College & University Revenue	5.000%	5/15/32	3,000	3,674
	University of California College & University Revenue	5.000%	5/15/33	1,650	1,864
	University of California College & University Revenue	5.000%	5/15/35	4,420	4,733
	University of California College & University Revenue	4.000%	5/15/36	875	895
	University of California College & University Revenue	5.000%	5/15/36	3,875	4,212
	University of California College & University Revenue	5.000%	5/15/36	4,600	4,992
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,623
	University of California College & University Revenue	5.000%	5/15/37	5,000	5,955
	University of California College & University Revenue	5.000%	5/15/38	8,060	8,555
	University of California College & University Revenue	5.000%	5/15/39	1,255	1,411
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,152
	University of California College & University Revenue	5.000%	5/15/39	1,115	1,305
	University of California College & University Revenue	4.000%	5/15/40	2,500	2,544
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,189
	University of California College & University Revenue	5.500%	5/15/40	5,000	6,023
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,165
	University of California College & University Revenue	5.000%	5/15/41	2,385	2,651
	University of California College & University Revenue	5.000%	5/15/41	3,000	3,455
	University of California College & University Revenue	5.000%	5/15/42	27,695	29,512
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,106
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,128
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,720
	University of California College & University Revenue	5.000%	5/15/43	18,920	20,392
	University of California College & University Revenue	5.000%	5/15/43	5,045	5,745
	University of California College & University Revenue	5.000%	5/15/44	23,345	23,686
	University of California College & University Revenue	5.250%	5/15/44	3,520	3,580
	University of California College & University Revenue	4.000%	5/15/46	2,015	2,011
	University of California College & University Revenue	5.000%	5/15/46	7,865	8,242
	University of California College & University Revenue	4.000%	5/15/47	560	553
	University of California College & University Revenue	4.000%	5/15/47	8,650	8,599
	University of California College & University Revenue	5.000%	5/15/47	26,170	27,722
	University of California College & University Revenue	5.000%	5/15/47	475	504
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,366
	University of California College & University Revenue	4.000%	5/15/48	7,405	7,278
	University of California College & University Revenue	5.000%	5/15/48	9,185	9,830
	University of California College & University Revenue	5.000%	5/15/48	4,255	4,546
	University of California College & University Revenue	2.500%	5/15/50	3,000	2,049
	University of California College & University Revenue	4.000%	5/15/50	1,500	1,474
	University of California College & University Revenue	3.000%	5/15/51	5,000	3,859
	University of California College & University Revenue	4.000%	5/15/51	10,000	9,817
	University of California College & University Revenue	4.000%	5/15/51	2,095	2,043
[3]	University of California College & University Revenue	4.000%	5/15/51	3,825	3,755
	University of California College & University Revenue	5.000%	5/15/52	10,000	10,557
	University of California College & University Revenue	5.000%	5/15/52	2,500	2,750
	University of California College & University Revenue	5.250%	5/15/58	725	781
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	3,650	3,885
	Upland Unified School District GO	0.000%	8/1/50	100	28
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,635
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,003
[1]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,665
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	160	169
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,737
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	676
[1]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,718
	West Contra Costa Unified School District GO, Prere.	5.125%	8/1/23	1,200	1,206
	Westside Union School District GO	0.000%	8/1/40	355	167
	Westside Union School District GO	0.000%	8/1/45	265	99
[1]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,179
	William S Hart Union High School District GO	0.000%	8/1/33	850	605
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	944
	William S Hart Union High School District GO, Prere.	3.875%	8/1/23	130	130
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	375	376
[2]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	925
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	232
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,158
					4,776,230
Colorado (1.5%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,350	2,424
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	7,520	8,131
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	8,986
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,274
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,000	4,285
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,068
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	319
	Adams 12 Five Star Schools GO	5.000%	12/15/36	5,000	5,296
	Adams County CO COP	4.000%	12/1/45	280	273
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,255
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,065	1,145
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,490	3,751
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,670	2,870
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,842
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,381
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	23,243
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	9,000	8,577
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	7,777
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	181
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	73
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/52	20,000	22,195
[3]	City & County of Denver CO Dedicated Excise Tax Sales Tax Revenue	4.000%	8/1/46	4,465	4,366
	Colorado COP	5.000%	12/15/30	3,665	4,119
	Colorado COP	5.000%	12/15/31	3,220	3,745
	Colorado COP	4.000%	12/15/34	75	79
	Colorado COP	4.000%	12/15/35	5,805	6,038
	Colorado COP	4.000%	12/15/35	6,025	6,290
	Colorado COP	4.000%	12/15/36	8,705	8,883
	Colorado COP	4.000%	12/15/37	310	316
	Colorado COP	4.000%	12/15/38	840	856
	Colorado COP	4.000%	12/15/38	6,000	6,123
	Colorado COP	6.000%	12/15/38	2,110	2,585
	Colorado COP	6.000%	12/15/39	5,000	6,095
	Colorado COP	4.000%	12/15/40	3,640	3,665
	Colorado COP	6.000%	12/15/40	5,000	6,059
	Colorado COP	6.000%	12/15/41	2,860	3,453
	Colorado COP	5.250%	3/15/42	5,945	6,267
	Colorado COP	4.000%	3/15/45	5,255	5,145
	Colorado COP	4.000%	3/15/46	7,000	6,799
	Colorado COP Lease (Appropriation) Revenue	5.000%	12/15/30	1,250	1,459
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	799
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	430
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	9,066
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,428
	Colorado Lease Appropriation COP	4.000%	3/15/38	3,600	3,657
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	715
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	633
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	660
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	765
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	839
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	583
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	579
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	574
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	574
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	50
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	6,630	6,564
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	9,986
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	11,000	12,466
	Colorado Springs CO Utilities System Multiple Utility Water Revenue	5.000%	11/15/25	1,100	1,162
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,005
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,650	3,852
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	2,017
	Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,952
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,518
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	201
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	320	338
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,546
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	10,000	10,041
	Denver CO City & County GO	5.000%	8/1/27	3,350	3,695
	Denver CO City & County GO	5.000%	8/1/28	3,425	3,859
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,210
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,129
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,735
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,634
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	5,500	2,835
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,215
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	10,000	9,714
24

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/42	5,000	5,197
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	559
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	12,560	12,190
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	10,775	10,653
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,355	2,185
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,489
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	618
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	152
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	147
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	562
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	176
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,766
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	282
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,820
[5]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.573%	9/1/39	600	596
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,011
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,176
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	101
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,132
	Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,189
	Regional Transportation District COP	4.000%	6/1/40	415	413
	Regional Transportation District COP, Prere.	4.375%	6/1/23	1,400	1,401
	Regional Transportation District COP, Prere.	4.500%	6/1/23	4,375	4,379
	Regional Transportation District COP, Prere.	5.000%	6/1/23	11,940	11,955
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	5,500	6,019
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	161
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	105	114
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	159
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	74
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	90	99
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	2,837
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	225
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	721
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	24,555	25,496
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,056
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	125
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	168
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,000	1,076
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	269
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	17,315	18,820
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,920
	Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,265
					438,467
Connecticut (1.8%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,000	1,039
	Connecticut GO	5.000%	7/15/23	250	251
	Connecticut GO	5.000%	9/15/23	5,830	5,870
	Connecticut GO	5.000%	10/15/23	650	655
	Connecticut GO	5.000%	11/15/23	2,090	2,111
	Connecticut GO	3.000%	1/15/24	8,100	8,096
	Connecticut GO	5.000%	1/15/24	10,060	10,194
	Connecticut GO	5.000%	1/15/24	3,190	3,233
	Connecticut GO	5.000%	3/15/24	3,270	3,324
	Connecticut GO	5.000%	4/15/24	1,080	1,100
	Connecticut GO	5.000%	5/15/24	6,050	6,171
	Connecticut GO	4.000%	6/15/24	220	222
	Connecticut GO	5.000%	7/15/24	1,485	1,519
	Connecticut GO	5.000%	7/15/24	1,400	1,432
	Connecticut GO	5.000%	8/15/24	1,050	1,056
	Connecticut GO	5.000%	9/15/24	435	447
	Connecticut GO	5.000%	10/15/24	120	121
	Connecticut GO	5.000%	4/15/25	1,325	1,380
	Connecticut GO	5.000%	4/15/25	1,750	1,823
	Connecticut GO	5.000%	5/15/25	1,110	1,158
	Connecticut GO	5.000%	6/15/25	820	857
	Connecticut GO	5.000%	9/15/25	1,660	1,744
	Connecticut GO	5.000%	10/15/25	5,160	5,432
25

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	10/15/25	155	156
Connecticut GO	5.000%	11/15/25	650	686
Connecticut GO	5.000%	1/15/26	1,195	1,264
Connecticut GO	5.000%	5/15/26	4,135	4,407
Connecticut GO	5.000%	6/15/26	1,660	1,734
Connecticut GO	5.000%	9/15/26	175	188
Connecticut GO	5.000%	10/15/26	725	780
Connecticut GO	5.000%	10/15/26	2,425	2,448
Connecticut GO	5.000%	11/15/26	1,795	1,893
Connecticut GO	5.000%	1/15/27	2,205	2,385
Connecticut GO	5.000%	4/15/27	2,755	2,997
Connecticut GO	5.000%	4/15/27	2,000	2,176
Connecticut GO	5.000%	5/15/27	520	555
Connecticut GO	5.000%	6/15/27	850	888
Connecticut GO	5.000%	6/15/27	1,000	1,092
Connecticut GO	5.000%	8/15/27	500	537
Connecticut GO	5.000%	9/15/27	165	181
Connecticut GO	5.000%	10/15/27	220	222
Connecticut GO	5.000%	11/15/27	1,895	1,998
Connecticut GO	4.000%	1/15/28	4,885	5,174
Connecticut GO	5.000%	1/15/28	1,000	1,107
Connecticut GO	5.000%	4/15/28	1,000	1,113
Connecticut GO	5.000%	4/15/28	1,250	1,391
Connecticut GO	5.000%	6/15/28	2,400	2,681
Connecticut GO	5.000%	9/15/28	3,885	4,363
Connecticut GO	5.000%	11/15/28	470	496
Connecticut GO	5.000%	4/15/29	300	326
Connecticut GO	5.000%	6/15/29	3,800	3,972
Connecticut GO	3.250%	11/15/29	1,685	1,699
Connecticut GO	4.000%	1/15/30	960	1,042
Connecticut GO	5.000%	4/15/30	1,320	1,501
Connecticut GO	5.000%	9/15/30	230	268
Connecticut GO	4.000%	1/15/31	7,000	7,667
Connecticut GO	4.000%	1/15/31	1,325	1,451
Connecticut GO	5.000%	9/15/31	1,000	1,187
Connecticut GO	3.000%	1/15/32	8,575	8,502
Connecticut GO	4.000%	1/15/32	725	799
Connecticut GO	4.000%	3/1/32	8,825	8,893
Connecticut GO	5.000%	4/15/32	175	189
Connecticut GO	5.000%	6/15/32	1,500	1,563
Connecticut GO	5.000%	8/15/32	10,000	10,053
Connecticut GO	5.000%	11/15/32	125	131
Connecticut GO	3.000%	1/15/33	1,210	1,197
Connecticut GO	4.000%	1/15/33	3,000	3,292
Connecticut GO	5.000%	4/15/33	100	108
Connecticut GO	5.000%	4/15/33	1,775	2,007
Connecticut GO	5.000%	10/15/33	2,800	2,999
Connecticut GO	3.000%	1/15/34	2,275	2,241
Connecticut GO	4.000%	1/15/34	2,075	2,253
Connecticut GO	4.000%	6/15/34	3,000	3,049
Connecticut GO	5.000%	10/15/34	100	107
Connecticut GO	5.000%	11/15/34	1,000	1,045
Connecticut GO	5.000%	11/15/35	5,000	5,209
Connecticut GO	3.000%	1/15/36	5,595	5,244
Connecticut GO	4.000%	1/15/36	3,690	3,891
Connecticut GO	4.000%	6/1/36	1,250	1,304
Connecticut GO	4.000%	1/15/37	3,805	3,948
Connecticut GO	4.000%	1/15/37	10,000	10,299
Connecticut GO	3.000%	1/15/38	3,375	3,033
Connecticut GO	4.000%	1/15/38	300	305
Connecticut GO	3.000%	6/1/38	1,000	896
Connecticut GO	4.000%	1/15/39	1,000	1,016
Connecticut GO	3.000%	1/15/40	2,750	2,386
Connecticut GO	5.000%	1/15/40	4,000	4,396
Connecticut GO	5.000%	11/15/40	2,000	2,262
Connecticut GO	2.000%	1/15/41	1,835	1,246
Connecticut GO	3.000%	1/15/41	6,260	5,348
26

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	241
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	101
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,462
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	4,000	4,048
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	272
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	297
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,350	1,408
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	521
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,124
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	275	288
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,027
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	4,750
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,060	7,425
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,200	1,279
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,830	1,951
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	215
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	529
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,219
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	3,205	3,233
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,005	1,088
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,000	2,184
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,810	5,046
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,500
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	1,852
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,288
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,025	1,143
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,250	1,399
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,380	2,495
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	985	1,060
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,878
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,895	4,437
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	4,171
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	154
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	177
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	2,018
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	7,950	8,514
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	227
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,840	4,256
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,000	2,368
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,000	3,551
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	429
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,565	5,717
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	5,200	5,846
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	24,050	24,242
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,390	1,610
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,140	3,694
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,495	2,608
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	1,575	1,618
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	1,250	1,400
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,203
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	140	146
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	6,920
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	12,270
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/34	4,500	4,944
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,000	3,498
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,115	2,206
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,281
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	7,023
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/35	2,500	2,736
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,000	1,177
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,590	3,733
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	2,710	2,759
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	680	788
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,620	1,699
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/36	7,545	8,652
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	5,000	5,405
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,415	6,625
27

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,175	1,314
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,000	2,306
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,310	2,385
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	1,500	1,614
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,750	9,734
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,300	1,413
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	421
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,000	1,141
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,570	1,590
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	433
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	551
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	4,490	4,522
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	7,645	8,485
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	2,195	2,479
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,150	2,399
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,730
[3]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	2,620	2,296
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,579
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,950	1,896
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,885
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,135	1,080
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,035	6,739
	Hartford County Metropolitan District Clean Water Project Water Revenue (Green Bond), Prere.	5.000%	11/1/24	4,140	4,262
	University of Connecticut College & University Revenue	5.000%	3/15/32	3,825	4,039
	University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,315
	University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,140
	University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,462
					526,106
Delaware (0.2%)
	Delaware GO	5.000%	7/1/23	2,835	2,843
	Delaware GO	5.000%	3/1/29	2,000	2,290
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,107
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	13,525	13,334
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	1,800	2,106
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,855	22,313
	University of Delaware College & University Revenue	5.000%	11/1/40	500	593
	University of Delaware College & University Revenue	5.000%	11/1/41	755	895
	University of Delaware College & University Revenue	5.000%	11/1/42	750	887
	University of Delaware College & University Revenue	5.000%	11/1/43	485	573
	University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,403
	University of Delaware College & University Revenue	5.000%	11/1/45	500	591
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,170	1,170
					54,105
District of Columbia (1.5%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	3,175	3,621
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,340	2,655
	District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,516
	District of Columbia College & University Revenue	5.000%	4/1/34	1,635	1,752
	District of Columbia Future Tax Secured Income Tax Revenue	4.000%	5/1/45	3,310	3,278
	District of Columbia GO	5.000%	6/1/23	875	876
	District of Columbia GO	5.000%	6/1/23	150	150
	District of Columbia GO	5.000%	6/1/24	265	265
	District of Columbia GO	5.000%	6/1/24	250	255
	District of Columbia GO	5.000%	10/15/25	2,325	2,452
	District of Columbia GO	5.000%	6/1/26	1,390	1,487
	District of Columbia GO	5.000%	6/1/27	235	235
	District of Columbia GO	5.000%	6/1/27	2,580	2,828
	District of Columbia GO	5.000%	6/1/29	3,000	3,441
	District of Columbia GO	5.000%	10/15/29	205	235
	District of Columbia GO	5.000%	6/1/30	545	546
	District of Columbia GO	5.000%	6/1/30	3,000	3,500
	District of Columbia GO	5.000%	10/15/30	190	218
	District of Columbia GO	5.000%	6/1/31	16,610	16,941
	District of Columbia GO	5.000%	6/1/31	2,235	2,458
	District of Columbia GO	5.000%	6/1/32	14,030	14,301
	District of Columbia GO	5.000%	6/1/32	290	319
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	10/15/32	3,500	4,018
	District of Columbia GO	5.000%	6/1/33	7,095	7,229
	District of Columbia GO	5.000%	6/1/33	6,890	7,568
	District of Columbia GO	4.000%	6/1/34	2,490	2,590
	District of Columbia GO	5.000%	6/1/34	13,015	14,249
	District of Columbia GO	5.000%	6/1/35	1,635	1,663
	District of Columbia GO	4.000%	6/1/36	555	567
	District of Columbia GO	5.000%	6/1/36	405	419
	District of Columbia GO	5.000%	6/1/36	3,000	3,241
	District of Columbia GO	4.000%	6/1/37	875	890
	District of Columbia GO	5.000%	6/1/37	2,240	2,407
	District of Columbia GO	5.000%	6/1/38	19,865	20,143
	District of Columbia GO	4.000%	6/1/41	180	180
	District of Columbia GO	5.000%	6/1/41	5,595	5,823
	District of Columbia GO	5.000%	6/1/41	3,265	3,416
	District of Columbia GO	5.000%	1/1/42	2,000	2,272
	District of Columbia GO	5.000%	1/1/43	2,000	2,265
	District of Columbia GO	5.000%	1/1/45	2,500	2,806
	District of Columbia GO	5.250%	1/1/48	3,000	3,410
	District of Columbia Income Tax Revenue	5.000%	10/1/24	1,500	1,542
	District of Columbia Income Tax Revenue	5.000%	12/1/24	25,000	25,807
	District of Columbia Income Tax Revenue	5.000%	12/1/25	8,250	8,727
	District of Columbia Income Tax Revenue	5.000%	12/1/26	3,000	3,251
	District of Columbia Income Tax Revenue	5.000%	10/1/27	705	779
	District of Columbia Income Tax Revenue	5.000%	12/1/27	2,000	2,218
	District of Columbia Income Tax Revenue	5.000%	10/1/28	1,095	1,237
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	160
	District of Columbia Income Tax Revenue	5.000%	10/1/29	765	883
	District of Columbia Income Tax Revenue	5.000%	12/1/32	6,000	7,289
	District of Columbia Income Tax Revenue	5.000%	3/1/35	105	119
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,345	1,511
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,126
	District of Columbia Income Tax Revenue	5.000%	12/1/37	6,675	7,735
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,396
	District of Columbia Income Tax Revenue	5.000%	7/1/38	4,395	5,025
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	8,828
	District of Columbia Income Tax Revenue	4.000%	3/1/40	7,180	7,300
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,650	1,857
	District of Columbia Income Tax Revenue	5.000%	7/1/42	10,175	11,395
	District of Columbia Income Tax Revenue	5.000%	3/1/44	7,600	8,251
	District of Columbia Income Tax Revenue	5.500%	7/1/47	4,500	5,176
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	250	252
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	1,090
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	1,011
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	1,006
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	1,430	1,551
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	6,545	6,460
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,150	5,080
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	5,000	5,300
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	7,060	7,113
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	13,580	13,681
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	1,250	1,285
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	380
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	135
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,255
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	836
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	4,855
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	257
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	44
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	473
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	962
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,650	2,788
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	15,487
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,000	1,483
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	20,000	19,233
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,499
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	4,200	3,026
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	3,832
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	3,586
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	6,525	7,328
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	2,100	2,304
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	2,545	2,083
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	7,750	7,650
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	4,665	5,421
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	8,757
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	4,300	4,605
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	6,800	7,266
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	129
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	2,800	2,894
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	2,195	2,225
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	16,915	17,801
					442,520
Florida (3.4%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	483
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	504
	Broward County FL School District COP	5.000%	7/1/23	5,220	5,232
	Broward County FL School District COP	5.000%	7/1/23	250	251
	Broward County FL School District COP	5.000%	7/1/24	195	199
	Broward County FL School District COP	5.000%	7/1/25	450	469
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,278
	Broward County FL School District COP	5.000%	7/1/27	105	115
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,640
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	2,950	3,247
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	5,500	5,540
	Broward County School District COP	5.000%	7/1/28	8,970	10,005
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	3,783
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,665
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	2,900	3,179
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	106
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	9,774
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,212
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,557
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	5,655
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,543
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	322
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	10,376
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	294
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,785	4,419
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	507
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,659
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	3,937
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	142
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	702
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,056
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	2,250	2,324
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	1,023
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	3,410	3,499
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	8,495	8,473
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,409
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	1,968
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,870	1,835
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,334
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,597
	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/24	1,000	1,021
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,000	1,043
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	1,000	1,065
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	1,065	1,160
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	1,470	1,636
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/29	1,580	1,790
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/30	1,645	1,891
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/31	1,750	2,005
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/32	1,010	1,156
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/33	1,000	1,143
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/34	1,000	1,139
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/35	1,000	1,130
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,377
	Florida Department of Management Services COP	5.000%	11/1/27	1,815	1,997
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,775	1,948
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	2,144
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/38	5,495	4,140
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,763
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/45	7,340	4,929
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	6,690	5,347
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	13,365	14,567
	Florida GO	5.000%	6/1/23	1,360	1,362
	Florida GO	5.000%	6/1/23	150	150
	Florida GO	5.000%	6/1/23	150	150
	Florida GO	5.000%	6/1/24	1,065	1,087
	Florida GO	5.000%	6/1/25	15,000	15,669
	Florida GO	5.000%	6/1/26	2,660	2,845
	Florida GO	4.000%	7/1/30	730	781
	Florida GO	5.000%	6/1/33	17,500	21,429
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	564
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	4,508
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	23,420	16,741
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	3,450
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,835
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,577
	Florida Lottery Revenue	5.000%	7/1/24	1,430	1,462
	Florida Lottery Revenue	5.000%	7/1/25	1,920	2,007
	Florida Lottery Revenue	5.000%	7/1/26	1,660	1,775
	Florida Lottery Revenue	5.000%	7/1/28	1,465	1,639
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	667
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	241
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	805	859
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	1,880	2,002
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,395
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,685	1,787
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	1,500	1,426
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,970	3,202
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	2,040	2,187
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	400
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	43
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,395
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	11
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,915
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	12,535	12,889
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	17,000	17,480
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,459
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	390
[1]	Hollywood FL GO	4.000%	7/1/41	3,330	3,341
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	807
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	562
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	529
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	348
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,236
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,400	3,741
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,463
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,098
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,902
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,199
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	30
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	10
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	2,980	2,999
[3]	Lake Worth Beach FL Consolidated Utility Multiple Utility Revenue	4.000%	10/1/52	3,250	3,068
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,752
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	7,421
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	17,000	17,468
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,949
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,645
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	268
31

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	234
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,222
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	103
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	5,585	5,708
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	231
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	375	361
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	186
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,070	3,134
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	969
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,382
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,861
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	855
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	20,260	20,338
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	271
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,710
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	6,495	6,532
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	3,650	3,820
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	960	1,025
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,445
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	950
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,508
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	1,100	1,169
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	5,390
	Miami-Dade County FL GO	4.000%	7/1/35	110	111
	Miami-Dade County FL GO	5.000%	7/1/37	1,325	1,394
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,332
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,249
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,167
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/34	1,360	894
[8]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	1,960	2,437
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	20,000	9,996
[8]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	123
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/40	2,475	1,164
[8]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	401
[8]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	587
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	12,981
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,549
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	2,825	2,783
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,000	958
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/51	4,400	4,740
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	21,000	22,619
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	7,297
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,255	1,265
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,480	3,665
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,970	4,165
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,345	1,400
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	12,000	12,461
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	1,779
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	6,200	6,258
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	2,125	2,130
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	1,838
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	977
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,339
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,515	3,432
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	32,525	31,498
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	5,000	5,037
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	250	252
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	252
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,097
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,853
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	3,832
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,351
	Miami-Dade County School Board COP	5.000%	2/1/25	220	227
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,901
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,094
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,383
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,424
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,345
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,460	8,540
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,000	1,011
	Miami-Dade FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/24	2,400	2,454
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	7,500	8,176
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	16,242
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,102
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	258
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	75
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,287
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,131
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,206
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	351
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	206
	Orange County School Board COP	5.000%	8/1/32	6,530	7,798
	Orange County School Board COP	5.000%	8/1/33	1,360	1,424
	Orange County School Board COP	5.000%	8/1/34	2,500	2,616
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,855	1,946
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	210
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	23,615	24,047
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	3,865	3,936
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	204
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,369
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	585
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	26
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,051
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	425	426
[2]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	51
[2]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	683
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	587
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	158
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	275
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	641
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,142
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	474
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	287
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	163
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	2,998
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	684
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	997
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,837
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	7,175	1,585
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	624
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,465
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	489
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	7,576
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	408
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	2,315	736
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	459
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	731
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	7,450	1,970
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,214
	Palm Beach County School District COP	5.000%	8/1/26	275	287
	Palm Beach County School District COP	5.000%	8/1/27	860	941
	Palm Beach County School District COP	5.000%	8/1/27	2,960	3,087
	Palm Beach County School District COP	5.000%	8/1/28	220	246
	Palm Beach County School District COP	5.000%	8/1/31	3,005	3,128
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,593
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,484
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	10/1/23	250	252
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,171
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,188
[1]	Pasco FL Intergovernmental Agreement Revenue	5.000%	9/1/48	9,500	10,030
[1]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	9,200	10,228
[3]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	6,548
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	105	87
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,615	1,617
33

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	886
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	6,198
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,608
	School Board of Miami-Dade County COP	5.000%	5/1/26	2,025	2,087
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,588
	School Board of Miami-Dade County COP	5.000%	2/1/29	10,000	10,426
	School Board of Miami-Dade County COP	5.000%	2/1/30	5,000	5,212
	School Board of Miami-Dade County GO	5.000%	3/15/33	1,600	1,621
[3]	School Board of Miami-Dade County GO	5.000%	3/15/52	15,000	16,502
	School District of Broward County COP	5.000%	7/1/30	310	359
	School District of Broward County COP	5.000%	7/1/33	1,000	1,158
	School District of Broward County COP	5.000%	7/1/36	2,585	2,984
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	6,075	6,514
	South Florida Water Management District COP	5.000%	10/1/33	2,250	2,364
	South Florida Water Management District COP	5.000%	10/1/35	75	78
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	700	714
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	1,000	1,020
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	20,000	22,188
	St. Lucie FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,239
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	12,990
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	959
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,179
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,323
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	677
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	269
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,691
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	5,405	5,884
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/57	11,950	13,270
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,120
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,365	8,707
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,002
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,034
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	537
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	4,273
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,804
					974,023
Georgia (1.8%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	1,555	1,576
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/26	4,465	4,524
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,797
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	299
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	5,300	5,357
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	8,000	8,084
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,540
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,842
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,082
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,800
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	164
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	277
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	174
[4]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,515	1,622
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	282
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	225
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,472
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,046
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	32,000	33,037
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	304
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,569
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,370
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	271
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	4,970	5,189
	Georgia GO	5.000%	7/1/23	2,000	2,006
	Georgia GO	5.000%	7/1/23	220	221
	Georgia GO	5.000%	7/1/23	25,000	25,073
	Georgia GO	5.000%	8/1/23	7,000	7,031
	Georgia GO	5.000%	12/1/23	200	202
	Georgia GO	5.000%	7/1/24	8,895	9,100
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	4.000%	1/1/25	1,195	1,218
	Georgia GO	5.000%	1/1/25	375	376
	Georgia GO	5.000%	2/1/25	2,350	2,438
	Georgia GO	5.000%	2/1/25	1,290	1,311
	Georgia GO	4.000%	7/1/25	1,170	1,202
	Georgia GO	5.000%	7/1/25	2,000	2,096
	Georgia GO	5.000%	8/1/25	200	210
	Georgia GO	5.000%	12/1/25	280	296
	Georgia GO	5.000%	2/1/26	3,600	3,826
	Georgia GO	4.000%	7/1/26	13,835	14,435
	Georgia GO	5.000%	7/1/26	2,750	2,952
	Georgia GO	5.000%	8/1/26	1,235	1,329
	Georgia GO	5.000%	12/1/26	3,350	3,634
	Georgia GO	5.000%	2/1/27	5,065	5,401
	Georgia GO	5.000%	2/1/27	2,825	2,873
	Georgia GO	5.000%	2/1/27	1,055	1,149
	Georgia GO	4.000%	7/1/27	15,415	16,328
	Georgia GO	5.000%	7/1/27	1,990	2,190
	Georgia GO	5.000%	7/1/27	1,985	2,185
	Georgia GO	5.000%	7/1/27	100	109
	Georgia GO	5.000%	8/1/27	5,525	6,093
	Georgia GO	5.000%	1/1/28	1,990	2,167
	Georgia GO	5.000%	2/1/28	190	203
	Georgia GO	5.000%	2/1/28	2,640	2,880
	Georgia GO	5.000%	2/1/28	10	10
	Georgia GO	5.000%	7/1/28	200	218
	Georgia GO	5.000%	7/1/28	1,030	1,161
	Georgia GO	5.000%	7/1/28	1,560	1,759
	Georgia GO	5.000%	2/1/29	470	502
	Georgia GO	5.000%	7/1/29	1,455	1,603
	Georgia GO	5.000%	7/1/29	1,360	1,535
	Georgia GO	5.000%	7/1/29	8,450	9,746
	Georgia GO	5.000%	8/1/29	1,125	1,300
	Georgia GO	5.000%	2/1/30	5,000	5,342
	Georgia GO	5.000%	2/1/30	525	573
	Georgia GO	5.000%	7/1/30	5,645	6,511
	Georgia GO	5.000%	7/1/30	2,055	2,264
	Georgia GO	5.000%	2/1/31	10,140	11,073
	Georgia GO	5.000%	7/1/31	2,000	2,305
	Georgia GO	5.000%	7/1/31	9,675	11,587
	Georgia GO	5.000%	7/1/32	1,465	1,652
	Georgia GO	5.000%	8/1/33	3,000	3,518
	Georgia GO	4.000%	7/1/34	3,325	3,529
	Georgia GO	4.000%	7/1/34	5,000	5,466
	Georgia GO	5.000%	7/1/36	24,000	28,395
	Georgia GO	4.000%	7/1/38	1,900	2,000
[4]	Georgia Local Government COP	4.750%	6/1/28	83	88
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,342
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,379
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	606
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/64	4,230	4,394
	Georgia Municipal Electric Authority Nuclear Revenue	5.250%	7/1/64	3,780	3,955
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,238
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3 & 4 Project)	4.500%	7/1/63	21,445	21,051
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3 & 4 Project)	5.500%	7/1/63	10,405	10,783
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	986
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,183
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,617
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,016
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	903
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,764
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,173
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,031
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,045	4,249
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,053
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	3,250	3,310
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,657
35

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	4,500	4,960
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	3,700	2,549
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	3,570	3,470
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	3,970	3,976
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,043
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,378
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,697
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,865	14,664
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	4,229
	Gwinnett County School District GO	5.000%	8/1/25	1,525	1,601
	Gwinnett County School District GO	5.000%	8/1/26	5,000	5,379
	Gwinnett County School District GO	5.000%	8/1/27	10,410	11,480
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,104
	Gwinnett County School District GO	5.000%	2/1/40	5,910	6,510
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	672
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	659
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	647
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,500	1,539
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,217
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,258
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	380
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	5,339
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	750	709
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	106
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	425	390
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	6,325	6,599
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/45	4,806	4,806
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	140	146
[3]	Municipal Electric Authority of Georgia Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	4,301
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	77
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	375	394
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,850	2,129
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	19,644
	Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	1,500	1,522
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,101
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	2,206
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,335	1,379
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,262
	Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	2,360	2,400
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	198
					536,384
Guam (0.0%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,249
Hawaii (0.5%)
	Chicago Board of Education GO	5.000%	9/1/30	1,100	1,239
	Hawaii GO	5.000%	8/1/23	1,035	1,040
	Hawaii GO	5.000%	10/1/23	930	937
	Hawaii GO	5.000%	10/1/23	2,090	2,106
	Hawaii GO	5.000%	8/1/24	265	271
	Hawaii GO	5.000%	10/1/24	720	740
	Hawaii GO	5.000%	8/1/25	770	788
	Hawaii GO	5.000%	8/1/26	1,420	1,453
	Hawaii GO	5.000%	10/1/26	2,160	2,277
	Hawaii GO	5.000%	4/1/27	1,130	1,202
	Hawaii GO	5.000%	8/1/27	1,140	1,167
	Hawaii GO	5.000%	10/1/27	1,565	1,683
	Hawaii GO	5.000%	10/1/27	3,505	3,690
	Hawaii GO	4.000%	4/1/28	400	415
	Hawaii GO	5.000%	5/1/28	360	393
	Hawaii GO	5.000%	8/1/28	70	72
	Hawaii GO	5.000%	10/1/28	365	393
	Hawaii GO	4.000%	4/1/29	1,750	1,817
	Hawaii GO	5.000%	8/1/29	570	583
	Hawaii GO	5.000%	8/1/30	3,375	3,455
	Hawaii GO	5.000%	10/1/30	1,215	1,336
	Hawaii GO	5.000%	1/1/31	3,275	3,639
36

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	4.000%	5/1/31	7,870	8,248
	Hawaii GO	4.000%	10/1/31	6,675	6,895
	Hawaii GO	5.000%	10/1/31	835	916
	Hawaii GO	4.000%	5/1/32	9,115	9,520
	Hawaii GO	4.000%	8/1/32	14,190	14,384
	Hawaii GO	4.000%	10/1/32	1,550	1,595
	Hawaii GO	4.000%	1/1/34	2,675	2,777
	Hawaii GO	5.000%	8/1/34	4,700	4,802
	Hawaii GO	4.000%	10/1/34	2,510	2,571
	Hawaii GO	4.000%	10/1/34	8,830	9,050
	Hawaii GO	3.000%	4/1/36	165	157
	Hawaii GO	5.000%	1/1/38	4,685	5,055
	Hawaii GO, Prere.	5.000%	8/1/23	40	40
	Hawaii GO, Prere.	5.000%	8/1/23	1,005	1,009
	Hawaii GO, Prere.	5.000%	8/1/23	3,290	3,304
	Hawaii GO, Prere.	5.000%	8/1/23	80	80
	Hawaii GO, Prere.	5.000%	8/1/23	45	45
	Hawaii GO, Prere.	5.000%	8/1/24	935	958
	Hawaii GO, Prere.	5.000%	8/1/24	10	10
	Hawaii GO, Prere.	5.000%	8/1/24	220	225
	Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,534
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,120	1,218
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	150	171
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	455	529
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,105	11,934
	Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,006
	Honolulu HI City & County GO	5.000%	10/1/37	750	775
	Honolulu HI City & County GO	3.000%	8/1/41	945	796
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	3,165	3,361
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/29	755	859
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/30	4,775	5,538
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	452
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	643
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,166
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	6,483
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	1,968
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	371
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	5
					151,146
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/51	2,125	2,286
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/47	8,765	9,657
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,490	3,734
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,000	1,063
					16,740
Illinois (5.6%)
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/45	2,010	2,069
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.750%	4/1/48	10,380	11,434
[1]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,151
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,178
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	200	215
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	2,100	2,255
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,072
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	695
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,031
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,010
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,715	2,853
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,025
	Chicago IL GO	5.000%	1/1/24	765	771
	Chicago IL GO	5.000%	1/1/25	3,360	3,436
	Chicago IL GO	5.000%	1/1/26	610	632
	Chicago IL GO	5.000%	1/1/27	640	658
	Chicago IL GO	5.250%	1/1/28	690	705
	Chicago IL GO	5.000%	1/1/29	200	214
	Chicago IL GO	5.500%	1/1/30	185	190
	Chicago IL GO	5.625%	1/1/30	1,525	1,627
37

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/31	270	286
	Chicago IL GO	5.500%	1/1/31	840	861
	Chicago IL GO	5.625%	1/1/31	325	346
	Chicago IL GO	5.000%	1/1/32	200	215
	Chicago IL GO	5.000%	1/1/32	2,000	2,162
	Chicago IL GO	5.000%	1/1/33	6,500	7,019
	Chicago IL GO	5.500%	1/1/33	1,860	1,904
	Chicago IL GO	5.750%	1/1/33	15,430	16,501
[4]	Chicago IL GO	0.000%	1/1/34	10,425	6,608
	Chicago IL GO	5.000%	1/1/34	115	115
	Chicago IL GO	5.000%	1/1/34	3,000	3,229
	Chicago IL GO	5.000%	1/1/34	1,075	1,165
	Chicago IL GO	5.500%	1/1/34	310	317
	Chicago IL GO	5.500%	1/1/34	75	77
	Chicago IL GO	4.000%	1/1/35	8,000	7,875
	Chicago IL GO	4.000%	1/1/35	1,000	988
	Chicago IL GO	5.000%	1/1/35	700	702
	Chicago IL GO	5.000%	1/1/35	1,085	1,168
	Chicago IL GO	5.500%	1/1/35	250	270
	Chicago IL GO	4.000%	1/1/36	1,000	964
	Chicago IL GO	5.000%	1/1/38	1,450	1,467
	Chicago IL GO	5.250%	1/1/38	4,250	4,565
	Chicago IL GO	6.000%	1/1/38	8,910	9,483
	Chicago IL GO	5.000%	1/1/39	5,000	5,118
	Chicago IL GO	5.500%	1/1/39	335	340
	Chicago IL GO	5.500%	1/1/39	3,500	3,813
	Chicago IL GO	5.500%	1/1/40	1,000	1,083
	Chicago IL GO	5.500%	1/1/41	1,000	1,062
	Chicago IL GO	5.500%	1/1/43	1,200	1,268
	Chicago IL GO	5.000%	1/1/44	11,055	11,012
	Chicago IL GO	5.500%	1/1/49	21,505	22,394
[4]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	491
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	151
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,585
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	504
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	897
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	111
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	378
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,053
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	18,019
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	4,947
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	100
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	76
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	100
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	401
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	8,028
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	755	763
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,011
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,345	2,417
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	955	984
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,740	2,824
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,571
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,060	1,092
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	767
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	435	448
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	6,815	7,024
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	684
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,005	11,342
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,355	1,425
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	525
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	536
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,605	5,891
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	327
38

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	623
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	525
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	257
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	76
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,199
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	304
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	14,141
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,405	1,464
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,631
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,445	3,579
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	477
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	367
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	200	216
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,003
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	852
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	120	125
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	50
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,000	1,047
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	3,000	3,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	5,000	4,863
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,426
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	4,936
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,525	8,923
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,417
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	22,860	23,830
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	10,000	10,044
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,715
[3]	Chicago Park District GO	4.000%	1/1/41	1,000	984
	Chicago Park District GO, Prere.	5.750%	1/1/24	1,000	1,017
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,424
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,658
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	15,266
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,451
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	514
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	12,266
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	6,104
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	201
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,586
	Cook County IL GO	5.000%	11/15/23	335	337
	Cook County IL GO	4.000%	11/15/25	510	521
	Cook County IL GO	5.000%	11/15/25	2,145	2,236
	Cook County IL GO	4.000%	11/15/26	605	627
	Cook County IL GO	5.000%	11/15/26	3,235	3,439
	Cook County IL GO	4.000%	11/15/27	575	601
	Cook County IL GO	5.000%	11/15/29	1,135	1,276
	Cook County IL GO	5.000%	11/15/31	670	712
	Cook County IL GO	5.000%	11/15/31	5,380	6,135
	Cook County IL GO	5.000%	11/15/32	4,020	4,574
	Cook County IL GO	5.000%	11/15/33	3,875	4,385
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,992
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,764
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	2,960
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.250%	11/15/45	3,190	3,459
	Evanston IL GO	3.500%	12/1/38	645	617
[3]	Evanston IL GO	3.500%	12/1/39	755	715
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	4,839
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,515	2,374
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM (Registered)	0.000%	7/15/25	350	326
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	7,995	8,397
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	3,975	4,080
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	1,710	1,753
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	666
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,643
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,591
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	978
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/40	485	500
	Illinois Finance Authority College & University Revenue	5.000%	4/1/44	15,000	14,905
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	142
	Illinois Finance Authority College & University Revenue	5.500%	10/1/47	2,750	2,748
	Illinois Finance Authority College & University Revenue	5.250%	5/15/48	5,000	5,659
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	915	861
	Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,000	5,622
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,349
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,865
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	211
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,025	2,190
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	5,000	5,128
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	5,343
	Illinois GO	5.375%	5/1/23	1,000	1,000
	Illinois GO	5.000%	7/1/23	580	581
	Illinois GO	5.000%	8/1/23	10,650	10,685
	Illinois GO	5.000%	10/1/23	3,500	3,520
	Illinois GO	5.000%	11/1/23	4,730	4,762
	Illinois GO	5.000%	12/1/23	2,000	2,016
	Illinois GO	5.000%	2/1/24	125	126
	Illinois GO	5.000%	2/1/24	345	349
	Illinois GO	4.000%	3/1/24	3,185	3,195
	Illinois GO	5.000%	3/1/24	2,000	2,023
	Illinois GO	5.000%	3/1/24	1,735	1,755
	Illinois GO	5.000%	5/1/24	2,110	2,139
[9]	Illinois GO	5.000%	7/1/24	1,000	1,015
	Illinois GO	5.500%	7/1/24	600	602
	Illinois GO	5.000%	10/1/24	5,000	5,098
	Illinois GO	5.000%	11/1/24	12,550	12,811
	Illinois GO	5.000%	2/1/25	1,100	1,127
	Illinois GO	5.000%	3/1/25	16,365	16,787
[9]	Illinois GO	5.000%	7/1/25	1,500	1,548
	Illinois GO	5.500%	7/1/25	335	336
	Illinois GO	4.000%	8/1/25	680	681
	Illinois GO	5.000%	10/1/25	1,435	1,486
	Illinois GO	5.000%	11/1/25	34,200	35,465
[3]	Illinois GO	5.000%	11/1/25	5,000	5,220
	Illinois GO	5.000%	2/1/26	1,150	1,198
	Illinois GO	5.000%	3/1/26	6,250	6,519
	Illinois GO	5.000%	5/1/26	5,000	5,231
[9]	Illinois GO	5.000%	7/1/26	1,000	1,050
	Illinois GO	5.500%	7/1/26	400	402
	Illinois GO	5.000%	11/1/26	1,140	1,203
	Illinois GO	5.000%	11/1/26	12,310	12,994
	Illinois GO	5.000%	1/1/27	640	667
	Illinois GO	5.000%	2/1/27	250	253
	Illinois GO	5.000%	2/1/27	6,630	7,023
	Illinois GO	5.000%	3/1/27	5,000	5,304
	Illinois GO	5.000%	3/1/27	5,065	5,373
	Illinois GO	5.000%	5/1/27	370	375
	Illinois GO	5.000%	6/1/27	250	262
[9]	Illinois GO	5.000%	7/1/27	1,000	1,067
	Illinois GO	5.500%	7/1/27	4,700	4,719
	Illinois GO	5.000%	10/1/27	1,650	1,767
	Illinois GO	5.000%	10/1/27	1,400	1,499
	Illinois GO	5.000%	11/1/27	52,925	56,738
	Illinois GO	5.000%	12/1/27	890	955
	Illinois GO	5.000%	2/1/28	1,075	1,140
	Illinois GO	5.000%	3/1/28	4,800	5,172
	Illinois GO	5.000%	5/1/28	130	132
[9]	Illinois GO	5.000%	5/1/28	1,000	1,081
[9]	Illinois GO	5.000%	7/1/28	1,500	1,625
	Illinois GO	5.250%	7/1/28	50	50
	Illinois GO	5.000%	9/1/28	210	228
	Illinois GO	5.000%	10/1/28	12,660	13,751
	Illinois GO	5.000%	11/1/28	9,115	9,785
	Illinois GO	5.000%	12/1/28	5,720	6,135
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	1/1/29	1,095	1,139
	Illinois GO	5.000%	2/1/29	215	228
	Illinois GO	5.250%	2/1/29	6,400	6,481
	Illinois GO	5.000%	3/1/29	5,000	5,461
	Illinois GO	5.000%	5/1/29	125	127
[9]	Illinois GO	5.000%	5/1/29	1,000	1,095
[9]	Illinois GO	5.000%	7/1/29	1,500	1,645
	Illinois GO	5.000%	10/1/29	4,100	4,451
	Illinois GO	5.000%	11/1/29	22,465	24,045
[9]	Illinois GO	5.000%	5/1/30	1,000	1,107
	Illinois GO	5.500%	5/1/30	8,715	9,953
[9]	Illinois GO	5.000%	7/1/30	1,000	1,108
	Illinois GO	5.250%	7/1/30	3,295	3,307
	Illinois GO	5.000%	10/1/30	5,000	5,559
	Illinois GO	5.000%	11/1/30	8,565	9,415
	Illinois GO	5.250%	12/1/30	160	173
	Illinois GO	5.500%	1/1/31	150	173
	Illinois GO	5.250%	2/1/31	2,045	2,070
	Illinois GO	5.000%	3/1/31	3,825	4,270
	Illinois GO	5.000%	5/1/31	3,010	3,052
[9]	Illinois GO	5.000%	5/1/31	1,000	1,118
[9]	Illinois GO	5.000%	7/1/31	1,500	1,680
	Illinois GO	5.000%	10/1/31	4,460	4,948
[9]	Illinois GO	5.000%	5/1/32	1,000	1,128
	Illinois GO	4.000%	6/1/32	80	81
[9]	Illinois GO	5.000%	7/1/32	1,000	1,129
	Illinois GO	4.000%	10/1/32	3,490	3,588
	Illinois GO	5.000%	3/1/33	6,000	6,662
[9]	Illinois GO	5.000%	7/1/33	2,000	2,253
	Illinois GO	5.500%	7/1/33	2,065	2,073
	Illinois GO	4.000%	10/1/33	2,990	3,049
	Illinois GO	5.000%	10/1/33	1,960	2,111
	Illinois GO	5.000%	10/1/33	4,465	4,810
	Illinois GO	4.000%	12/1/33	3,425	3,467
[9]	Illinois GO	5.000%	5/1/34	3,680	4,121
[9]	Illinois GO	5.000%	7/1/34	5,000	5,595
	Illinois GO	4.000%	10/1/34	100	101
	Illinois GO	5.000%	3/1/35	1,500	1,646
[9]	Illinois GO	5.000%	5/1/35	6,345	7,035
	Illinois GO	4.000%	6/1/35	120	120
[9]	Illinois GO	5.000%	7/1/35	5,000	5,541
	Illinois GO	5.000%	12/1/35	1,500	1,581
	Illinois GO	5.000%	3/1/36	2,400	2,613
[9]	Illinois GO	5.000%	5/1/36	1,000	1,096
[9]	Illinois GO	5.000%	7/1/36	2,715	2,975
	Illinois GO	4.125%	10/1/36	2,000	2,015
	Illinois GO	5.000%	12/1/36	5,500	5,769
	Illinois GO	5.000%	3/1/37	3,750	4,050
[9]	Illinois GO	5.000%	5/1/37	1,590	1,725
[9]	Illinois GO	4.000%	7/1/37	2,000	1,974
	Illinois GO	4.000%	10/1/37	4,150	4,088
	Illinois GO	4.000%	3/1/38	3,000	2,944
[9]	Illinois GO	5.250%	5/1/38	1,590	1,745
	Illinois GO	5.500%	7/1/38	5,075	5,095
	Illinois GO	4.000%	10/1/38	1,000	976
	Illinois GO	5.000%	12/1/38	1,000	1,039
	Illinois GO	5.000%	5/1/39	2,000	2,090
	Illinois GO	5.000%	5/1/39	1,655	1,665
[9]	Illinois GO	5.250%	5/1/39	2,485	2,716
	Illinois GO	5.500%	5/1/39	4,620	5,057
	Illinois GO	4.000%	3/1/40	5,000	4,827
[9]	Illinois GO	5.250%	5/1/40	1,595	1,737
	Illinois GO	3.000%	12/1/40	4,500	3,724
	Illinois GO	4.250%	12/1/40	2,650	2,627
	Illinois GO	5.000%	1/1/41	2,875	2,918
	Illinois GO	4.000%	3/1/41	3,275	3,141
[9]	Illinois GO	5.250%	5/1/41	2,695	2,930
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Illinois GO	5.250%	5/1/42	2,590	2,807
	Illinois GO	4.000%	10/1/42	3,065	2,911
[9]	Illinois GO	5.250%	5/1/43	1,250	1,350
	Illinois GO	5.125%	10/1/43	4,500	4,851
	Illinois GO	5.750%	5/1/45	4,485	4,911
	Illinois GO	4.250%	10/1/45	3,965	3,834
	Illinois GO	5.500%	10/1/45	4,500	4,960
	Illinois GO	5.000%	3/1/46	11,000	11,544
	Illinois GO	5.250%	10/1/46	5,000	5,378
	Illinois GO	5.500%	3/1/47	10,000	10,938
[9]	Illinois GO	5.500%	5/1/47	6,780	7,417
	Illinois GO	5.250%	10/1/47	1,495	1,605
[9]	Illinois GO	4.500%	5/1/48	1,835	1,820
	Illinois GO	5.000%	12/1/28	1,800	1,960
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	223
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,400	3,543
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	313
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,572
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,037
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	360	365
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,936
	Illinois Sales Tax Revenue	5.000%	6/15/23	310	311
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,137
	Illinois Sales Tax Revenue	5.000%	6/15/25	315	316
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,533
	Illinois Sales Tax Revenue	5.000%	6/15/29	245	256
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,129
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	2,420	2,498
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,116
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,338
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,709
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,270	2,460
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,920	2,081
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	5,015	5,537
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,385	3,738
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	24,975	28,118
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,970	2,253
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,775	2,030
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	2,760	2,796
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	3,000	3,040
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,080	18,464
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,710	1,964
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	190
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	2,500	2,532
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	2,000	2,103
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,741
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,287
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	11,025	11,341
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,688
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,965
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	145
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,011
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,550	20,102
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	418
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	5,000	5,182
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,009
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	256
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	363
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,109
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	15,070	15,435
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	17,715	18,311
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,465	5,672
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	17,200	17,056
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	10,250	10,810
[9]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	3,000	3,337
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	8,415	9,325
[9]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	5,170	5,860
42

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	17,830	17,621
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,000	1,073
[9]	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,460	7,107
[9]	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,560	7,383
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	2,780	2,682
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	181
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	191
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	55
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,390
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,297
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	626
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	6,450	3,928
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	15,425	9,118
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	867
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	6,854
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	433
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	241
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	117
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	236
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	684
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,013
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,713
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	2,015	801
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	1,625	612
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	1,710	578
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	20,540	18,099
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	11,600	9,950
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	1,978
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	6,070	1,317
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	231
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	29,435	5,762
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	2,250	440
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,964
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/57	9,500	9,555
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,000	4,335
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	1,000	1,010
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/51	270	68
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	282
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	253
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,608
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	447
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,445	2,617
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,536
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,173
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,574
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,265	1,477
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	148
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,280	1,519
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,768
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	10,000	12,513
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	3,475	4,354
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	4,250	4,377
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,888
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,595
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	475
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	186
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	229
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,139
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	375
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	8,785	9,447
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,815	2,175
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	215
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,855
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,183
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,040	5,375
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	2,500	2,835
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	4,006
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	17,297
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	6,000	6,062
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,570
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,105
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,100	6,830
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,000	2,328
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,000	2,301
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,185	1,177
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	1,295	1,276
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,000	2,100
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,000	2,936
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,348
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	510
[1]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	10,662
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,362
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	297
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	66
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	207
[4]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	6,975
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,098
					1,611,174
Indiana (0.5%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,210
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	747
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	796
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	530
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,958
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,782
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,797
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,546
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,526
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	1,590	1,711
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,000	3,495
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	3,000	3,147
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,295
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,320
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	8,520	9,224
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	87
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	1,006
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	182
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	311
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,025	5,197
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	361
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	3,350	3,807
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,500	1,284
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,186
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,318
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,380	4,537
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	663
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,974
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/39	1,000	1,036
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	123
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	9,072
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,072
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,371
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	5,050
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,879
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,653
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	14,953
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	1,000	1,075
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,373
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	22,000	21,176
	Purdue University COP	5.000%	7/1/25	130	136
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	605
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,693
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,308
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,331
					144,903
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	2,001
	Iowa Finance Authority Water Revenue	5.000%	8/1/23	1,800	1,808
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	110
	Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	6
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,793
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	5,265	5,601
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,475
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	4,940	5,179
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,486
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	207
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,260	5,600
					27,266
Kansas (0.3%)
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	11,839
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	3,912
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	251
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	475	498
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	693
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	15,299
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	15,000	15,742
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	6,225	6,392
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	10,025	10,509
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	5,805	6,083
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	251
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	11,365	11,835
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,588
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,938
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,259
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	765	803
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,325
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	92
					92,309
Kentucky (0.2%)
	Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,882
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/24	1,500	1,510
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/25	2,325	2,338
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	1,235	1,262
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	181
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	260
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	256
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	212
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	203
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	233
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	439
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	295
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	4,292
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,094
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	804
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	740	717
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	318
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,619
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,165
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	1,675	1,680
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	325	326
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	360
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	1,827
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	420	429
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	175	183
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	128
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	420
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	5,500	5,885
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,595	4,933
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	2,445	2,625
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	813
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/32	1,250	1,383
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,318
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	193
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/38	10,745	10,745
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	480
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	3,907
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,205	1,429
					60,144
Louisiana (0.7%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,524
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	5,112
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	2,000	2,039
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	9,065
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	14,115	13,876
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,931
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/48	2,000	1,951
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	3,156
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	8,565	9,084
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,116
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	50,000	51,343
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	1,000	1,037
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	6,167
	Louisiana GO	5.000%	8/1/25	255	261
	Louisiana GO	5.000%	8/1/25	2,000	2,097
	Louisiana GO	5.000%	8/1/27	620	666
	Louisiana GO	5.000%	2/1/28	1,130	1,145
	Louisiana GO	4.000%	2/1/31	350	352
	Louisiana GO	4.000%	2/1/33	5,020	5,049
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,610
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	1,900	1,948
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,000	1,084
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	1,000	1,083
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,000	1,079
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,605	1,727
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	1,810	1,941
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,798
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	1,675	1,779
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,375
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,124
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,127
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,259
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	405
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,751
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	2,000	1,919
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	4
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	475	518
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	3,125	3,129
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	5,882
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,203
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	155	160
	New Orleans City LA GO	5.000%	12/1/40	3,645	3,918
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	393
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	5,500	5,669
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	4,993
46

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	21
				198,870
Maine (0.1%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	101
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,236
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,720
University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,553
University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,557
				19,167
Maryland (2.1%)
Anne Arundel County MD GO	5.000%	4/1/35	900	1,091
Anne Arundel County MD GO	5.000%	4/1/41	1,080	1,246
Anne Arundel County MD GO	5.000%	4/1/42	1,045	1,200
Anne Arundel County MD GO	5.000%	10/1/42	4,420	5,074
Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,520
Anne Arundel County MD GO	5.000%	4/1/43	1,030	1,180
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	7,400	7,691
Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,681
Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	2,400	2,589
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,260
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	61
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,288
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,108
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,000	1,008
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	580
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,145	1,176
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	1,670	1,760
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	620
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	300	324
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	151
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,130	2,351
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,540	1,665
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	585	598
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,350	1,499
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	136
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	1,685	1,861
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,335	8,116
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	2,930	3,168
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,215	1,218
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,663
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	855	851
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	4,485	4,738
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,114
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	8,015	7,827
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	27,260	25,880
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,066
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,632
Maryland GO	5.000%	8/1/23	8,085	8,127
Maryland GO	5.000%	8/1/23	325	327
Maryland GO	5.000%	8/1/23	4,725	4,749
Maryland GO	5.000%	3/15/24	2,045	2,079
Maryland GO	5.000%	3/15/24	1,620	1,647
Maryland GO	5.000%	6/1/24	475	485
Maryland GO	4.000%	8/1/24	16,865	17,079
Maryland GO	5.000%	8/1/24	400	410
Maryland GO	5.000%	8/1/24	6,095	6,246
Maryland GO	5.000%	8/1/24	8,980	9,203
Maryland GO	5.000%	8/1/24	14,105	14,455
Maryland GO	5.000%	8/1/24	3,475	3,561
Maryland GO	5.000%	3/15/25	1,770	1,841
Maryland GO	5.000%	3/15/25	135	140
Maryland GO	4.000%	6/1/25	5,355	5,422
Maryland GO	5.000%	8/1/25	18,025	18,925
Maryland GO	5.000%	8/1/25	200	210
Maryland GO	5.000%	8/1/25	3,000	3,150
47

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	3/15/26	1,620	1,724
Maryland GO	5.000%	3/15/26	2,900	3,086
Maryland GO	5.000%	6/1/26	1,425	1,459
Maryland GO	3.000%	8/1/26	2,785	2,810
Maryland GO	4.000%	8/1/26	1,010	1,013
Maryland GO	5.000%	8/1/26	300	322
Maryland GO	5.000%	8/1/26	1,525	1,638
Maryland GO	5.000%	8/1/26	100	107
Maryland GO	5.000%	3/15/27	2,040	2,224
Maryland GO	4.000%	6/1/27	2,080	2,104
Maryland GO	4.000%	8/1/27	1,110	1,113
Maryland GO	5.000%	8/1/27	1,400	1,540
Maryland GO	5.000%	8/1/27	4,755	5,232
Maryland GO	5.000%	8/1/27	1,420	1,562
Maryland GO	5.000%	3/1/28	15,990	17,837
Maryland GO	5.000%	3/15/28	1,270	1,385
Maryland GO	5.000%	3/15/28	925	1,033
Maryland GO	5.000%	3/15/28	345	385
Maryland GO	5.000%	3/15/28	25	28
Maryland GO	4.000%	6/1/28	2,120	2,144
Maryland GO	5.000%	8/1/28	1,435	1,616
Maryland GO	5.000%	8/1/28	9,335	10,514
Maryland GO	5.000%	8/1/28	6,555	7,383
Maryland GO	5.000%	8/1/28	5,235	5,896
Maryland GO	5.000%	3/15/29	2,805	3,065
Maryland GO	5.000%	3/15/29	1,560	1,782
Maryland GO	4.000%	6/1/29	3,880	3,922
Maryland GO	4.000%	8/1/29	1,130	1,133
Maryland GO	4.000%	8/1/29	4,000	4,370
Maryland GO	5.000%	8/1/29	1,725	1,986
Maryland GO	5.000%	8/1/29	4,000	4,606
Maryland GO	5.000%	8/1/29	100	112
Maryland GO	3.000%	3/1/30	200	199
Maryland GO	4.000%	3/15/30	675	711
Maryland GO	4.000%	6/1/30	40,000	40,394
Maryland GO	5.000%	8/1/30	120	138
Maryland GO	5.000%	8/1/30	1,600	1,878
Maryland GO	5.000%	8/1/30	2,480	2,911
Maryland GO	5.000%	3/1/31	3,945	4,672
Maryland GO	5.000%	3/15/31	2,280	2,594
Maryland GO	5.000%	3/15/31	2,000	2,325
Maryland GO	5.000%	6/1/31	33,455	39,791
Maryland GO	5.000%	8/1/31	1,235	1,415
Maryland GO	5.000%	8/1/31	4,375	4,917
Maryland GO	4.000%	8/1/32	9,420	10,047
Maryland GO	5.000%	6/1/34	28,310	34,005
Maryland GO	5.000%	8/1/34	2,000	2,325
Maryland GO	5.000%	6/1/35	20,000	23,808
Maryland GO, Prere.	5.000%	8/1/23	580	583
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,003
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,395
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	4,984
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	351
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	237
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	12,594
Maryland Stadium Authority Built to Learn Appropriations Revenue	2.750%	6/1/51	5,065	3,503
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	4,020	3,861
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,062
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	10,713
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	2,827
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,014
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,045	5,692
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	15,155	16,406
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,582
Montgomery County MD GO	5.000%	11/1/23	3,495	3,527
Montgomery County MD GO	5.000%	11/1/24	175	180
Montgomery County MD GO	5.000%	11/1/25	1,530	1,578
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County MD GO	5.000%	10/1/26	12,000	12,963
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	778
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	118
	Prince George's County MD GO	4.000%	7/15/30	5,170	5,542
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,547
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,849
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,904
	Prince George's County MD GO	5.000%	7/1/37	6,435	7,513
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,960
					605,574
Massachusetts (4.7%)
	Attleboro MA GO	2.625%	10/15/50	3,330	2,281
	Belmont MA GO	5.000%	6/1/23	1,090	1,092
	Boston MA GO	5.000%	11/1/30	10,430	12,348
	Brockton MA GO	4.000%	8/1/47	4,195	4,134
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	8,035	8,210
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,104
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	1,650	1,686
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	772
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	476
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	618
	Commonwealth of Massachusetts GO	5.250%	8/1/23	1,075	1,080
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	357
	Commonwealth of Massachusetts GO	5.000%	10/1/23	30,900	31,123
	Commonwealth of Massachusetts GO	5.000%	11/1/23	100	101
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	5,601
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/23	2,400	2,433
	Commonwealth of Massachusetts GO	5.000%	1/1/24	150	152
	Commonwealth of Massachusetts GO	5.000%	7/1/24	8,950	9,157
	Commonwealth of Massachusetts GO	5.000%	8/1/24	23,950	24,550
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,955	7,164
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	309
	Commonwealth of Massachusetts GO	5.000%	11/1/24	15,000	15,463
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,195
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,144
	Commonwealth of Massachusetts GO	5.000%	1/1/25	7,970	8,249
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,001
	Commonwealth of Massachusetts GO	5.000%	7/1/25	7,805	8,178
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	4,018
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,120	4,317
	Commonwealth of Massachusetts GO	5.000%	8/1/25	2,875	3,018
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,646
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,778
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	730
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	248
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	834
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	434
	Commonwealth of Massachusetts GO	5.000%	7/1/26	5,160	5,532
	Commonwealth of Massachusetts GO	5.000%	7/1/26	1,500	1,608
	Commonwealth of Massachusetts GO	5.000%	7/1/26	775	831
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	107
	Commonwealth of Massachusetts GO	5.000%	9/1/26	2,000	2,153
	Commonwealth of Massachusetts GO	5.000%	10/1/26	1,155	1,246
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,335	1,443
	Commonwealth of Massachusetts GO	5.000%	1/1/27	195	212
	Commonwealth of Massachusetts GO	5.000%	7/1/27	895	983
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	140
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,745	1,917
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	3,669
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,950
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	7,822
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	102
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,124
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,052
	Commonwealth of Massachusetts GO	5.250%	8/1/28	5,000	5,690
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	3,102
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,000	2,265
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,400	6,158
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	105
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,765	5,136
	Commonwealth of Massachusetts GO	5.000%	7/1/29	1,695	1,947
	Commonwealth of Massachusetts GO	5.000%	7/1/29	110	126
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,552
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,792
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,472
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,400	1,639
[6]	Commonwealth of Massachusetts GO	5.500%	8/1/30	9,970	11,879
	Commonwealth of Massachusetts GO	5.000%	10/1/30	8,975	10,555
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,160	7,697
	Commonwealth of Massachusetts GO	5.000%	7/1/31	5,060	5,440
	Commonwealth of Massachusetts GO	5.000%	11/1/31	1,920	2,121
	Commonwealth of Massachusetts GO	4.000%	11/1/32	6,000	6,332
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,000	11,961
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,245	1,354
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,168
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,495	2,543
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,765	7,111
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,860	7,377
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,620	7,930
	Commonwealth of Massachusetts GO	5.000%	5/1/34	200	200
	Commonwealth of Massachusetts GO	5.000%	2/1/35	4,425	4,787
	Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,874
	Commonwealth of Massachusetts GO	4.000%	5/1/35	2,700	2,701
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,945	5,178
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	671
	Commonwealth of Massachusetts GO	3.000%	11/1/35	7,110	6,690
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	129
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	990
	Commonwealth of Massachusetts GO	5.000%	2/1/36	3,500	3,763
	Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,233
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,156
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,250	5,500
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	202
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	112
	Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	4,169
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,145
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	7,927
	Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	10,243
	Commonwealth of Massachusetts GO	5.000%	12/1/38	775	823
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,211
	Commonwealth of Massachusetts GO	4.000%	9/1/39	1,500	1,507
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,823
	Commonwealth of Massachusetts GO	4.000%	2/1/40	7,000	7,150
	Commonwealth of Massachusetts GO	4.000%	5/1/40	335	335
	Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,549
	Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	8,000
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	434
	Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	16,075
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,252
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	552
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,907
	Commonwealth of Massachusetts GO	4.000%	11/1/41	2,000	2,024
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,085
	Commonwealth of Massachusetts GO	4.000%	2/1/42	2,580	2,586
	Commonwealth of Massachusetts GO	4.000%	2/1/42	4,275	4,296
	Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,855
	Commonwealth of Massachusetts GO	4.000%	9/1/42	1,215	1,216
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,119
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,300	1,408
	Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,188
	Commonwealth of Massachusetts GO	3.000%	4/1/44	8,925	7,392
	Commonwealth of Massachusetts GO	4.000%	5/1/45	260	257
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,594
50

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,190	1,300
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	905
	Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,590
	Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,597
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	986
	Commonwealth of Massachusetts GO	5.000%	3/1/46	18,045	18,195
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,045	2,016
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	4,569
	Commonwealth of Massachusetts GO	3.000%	9/1/46	4,965	4,016
	Commonwealth of Massachusetts GO	3.000%	3/1/47	21,735	17,396
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,732
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,107
	Commonwealth of Massachusetts GO	5.000%	4/1/47	13,435	14,103
	Commonwealth of Massachusetts GO	5.250%	4/1/47	6,850	7,263
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,402
	Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,962
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,550	9,181
	Commonwealth of Massachusetts GO	3.000%	4/1/48	15,000	11,919
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,575	15,846
	Commonwealth of Massachusetts GO	5.000%	9/1/48	5,000	5,497
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,445	4,746
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	3,154
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	8,402
	Commonwealth of Massachusetts GO	2.000%	4/1/50	18,000	10,800
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	23,926
	Commonwealth of Massachusetts GO	2.125%	4/1/51	7,500	4,586
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,898
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	26,000	26,038
[4]	Commonwealth of Massachusetts Special Obligation Hotel Occupancy Tax Revenue	5.500%	1/1/34	28,000	33,530
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	104
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	115
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	281
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	277
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	289
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,833
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	3,640	3,857
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	16,930	16,587
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	6,985	7,354
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	5,385	5,728
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	9,750
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	10,000	10,934
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	11,021
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	6,790	7,472
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,241
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,149
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,727
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	148
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,370
	Easton MA GO	2.500%	10/15/46	3,000	2,107
	Gloucester MA GO	2.250%	9/15/46	300	199
	Hingham MA GO	2.375%	2/15/50	2,500	1,642
	Lowell MA GO	3.000%	9/1/34	1,000	955
	Lowell MA GO	2.250%	9/1/49	1,670	1,062
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/24	140	143
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/25	2,080	2,180
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/23	650	652
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	812
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,140	14,091
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,421
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,382
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	202
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,245	6,269
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	221
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,028
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	2,993
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	3,888
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,319
51

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	9,935
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/48	3,750	3,681
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	3,000	3,427
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	12,911
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	22,000	21,443
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	3,660	3,559
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	4,450	5,050
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	989
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,000	3,354
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,055
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	124
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,792
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	526
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,038
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,161
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	6,140	6,606
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	809
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	26,180	28,209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	18,855	20,274
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,090
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,693
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	250	251
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	5,310	5,367
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	6,270
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,037
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,745	2,724
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	12,700	12,734
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,500	5,532
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	5,990	6,040
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/46	2,000	2,086
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	822
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	20,055	20,144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,770
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	23,605	23,671
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	2,700	2,234
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	6,151
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	6,434
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	2,000	1,596
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,695	5,695
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	10,000	10,028
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	4.000%	6/1/29	15,000	16,416
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	292
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,088
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	159
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	179
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,138
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	626
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,894
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,402
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	13,815	14,370
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,490	5,482
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	2,308
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	1,510	1,531
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,300	2,333
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	870	915
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,640	21,933
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,056
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,917
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	116
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	116
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	21,235	22,831
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	8,765	9,663
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	1,480	1,646
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	2,960	3,372
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,000	2,157
52

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,203
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	97
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	945
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,336
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,255	5,361
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	5,043
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	600	603
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	1,150	1,315
	Massachusetts Water Resources Authority Water Revenue, ETM	5.000%	8/1/23	35	35
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	320	344
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	21,745	23,400
	Quincy MA GO	5.000%	6/1/23	845	846
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	1,000	1,031
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,540
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,827
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,935
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	4,936
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,344
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	19,320
	Worcester MA GO	2.000%	2/1/47	7,960	5,012
					1,375,034
Michigan (1.4%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	176
[1,10]	Detroit City School District GO	6.000%	5/1/29	6,765	7,523
[1,10]	Detroit City School District GO	5.250%	5/1/30	8,980	10,504
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	336
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	792
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	8,162
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,206
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/52	7,170	7,750
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,128
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	15,000	15,937
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	165
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,885	4,164
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	80
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	681
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,546
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,384
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	1,829
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	24,995	25,762
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	871
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	14,275	14,321
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	7,133
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	15,560	16,525
	Lansing Community College GO	5.000%	5/1/44	3,000	3,225
	Lansing Community College GO	3.000%	5/1/49	1,720	1,290
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,114
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	878
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,770	1,833
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	8,110	8,815
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	1,560
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	500	474
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	2,950
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,586
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	2,866
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,776
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	5,000	5,010
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	432
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	2,595	2,644
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	17,150	17,483
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	117
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,349
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	258
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	775
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	258
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	720
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	796
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/27	3,600	3,670
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	485	523
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,245	6,710
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,680	2,726
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,648
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	407
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	11,550	11,766
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,043
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	9,116
	Michigan State Building Authority Appropriations Revenue	4.000%	10/15/49	3,710	3,627
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	151
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,461
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	729
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	2,665
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	518
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	3,270	3,204
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	1,625	1,785
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	500	528
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	8,070	8,528
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	19,700	19,912
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	4,720	4,953
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	1,971
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,215
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	1,350	1,361
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	5,365	5,507
	Michigan State Building Authority Lease (Non-Terminable) Revenue	4.000%	10/15/46	10,970	10,734
	Michigan State Building Authority Lease (Non-Terminable) Revenue	3.000%	10/15/51	8,500	6,480
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,235
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,824
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	3,862
	Michigan State University College & University Revenue	5.000%	2/15/48	275	293
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	1,220	1,412
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	1,145	1,351
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	2,055	2,439
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	6,000	7,037
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,666
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	77
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	1,555	1,562
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	13,000	12,798
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	2,355	2,573
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,924
	Novi Community School District GO	4.000%	5/1/47	1,200	1,159
[9,10]	Rockford Public Schools GO	5.000%	5/1/46	3,805	4,122
[10]	Troy School District GO	5.000%	5/1/47	5,000	5,459
[10]	Troy School District GO	5.000%	5/1/52	3,500	3,799
	University of Michigan College & University Revenue	5.000%	4/1/24	310	315
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	6,765	7,224
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,000	4,371
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	3,748
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,357
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	5,730
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,633
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	571
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,119
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,079
	Wayne State University College & University Revenue	5.000%	11/15/43	20	21
					415,882
Minnesota (0.6%)
	Hennepin County MN GO	5.000%	12/15/36	6,515	7,395
	Metropolitan Council GAN GO	5.000%	12/1/25	25,740	27,242
	Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,708
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	11,117
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	3,580	3,859
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.250%	1/1/52	2,500	2,444
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,705	2,737
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	12,054
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	785	829
54

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	302
Minnesota Appropriations Revenue	5.000%	3/1/24	6,160	6,254
Minnesota Appropriations Revenue	5.000%	3/1/29	100	114
Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,133
Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	1,983
Minnesota GO	2.000%	8/1/23	10,000	9,957
Minnesota GO	5.000%	8/1/23	1,000	1,005
Minnesota GO	5.000%	8/1/23	6,455	6,484
Minnesota GO	5.000%	8/1/24	400	410
Minnesota GO	5.000%	8/1/24	250	256
Minnesota GO	5.000%	9/1/24	2,965	3,044
Minnesota GO	4.000%	10/1/24	960	964
Minnesota GO	5.000%	10/1/24	1,000	1,029
Minnesota GO	5.000%	8/1/25	8,000	8,381
Minnesota GO	4.000%	10/1/25	1,475	1,482
Minnesota GO	5.000%	8/1/27	2,630	2,760
Minnesota GO	5.000%	8/1/27	3,215	3,451
Minnesota GO	5.000%	9/1/27	1,000	1,103
Minnesota GO	5.000%	9/1/28	10,910	12,312
Minnesota GO	5.000%	9/1/30	5,000	5,878
Minnesota GO	5.000%	9/1/32	2,500	2,989
Minnesota GO	4.000%	9/1/33	5,000	5,548
Minnesota GO	4.000%	9/1/39	1,000	1,045
Owatonna Independent School District No. 761 GO	2.250%	2/1/41	1,075	777
Scott County MN GO	3.000%	12/1/36	1,645	1,572
University of Minnesota College & University Revenue	5.000%	9/1/40	1,240	1,327
University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,636
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,414
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	202
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	80	81
				163,278
Mississippi (0.1%)
Mississippi Development Bank Miscellaneous Tax Revenue	4.000%	10/15/38	7,045	6,923
Mississippi GO	5.000%	10/1/26	3,360	3,545
Mississippi GO	5.000%	10/1/27	1,160	1,277
Mississippi GO	5.000%	10/1/28	1,410	1,553
Mississippi GO	5.000%	10/1/30	880	970
Mississippi GO	4.000%	10/1/35	3,740	3,859
Mississippi GO	4.000%	10/1/36	1,265	1,292
Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,580
Mississippi GO, Prere.	5.000%	10/1/27	220	243
Mississippi GO, Prere.	5.000%	10/1/27	5,785	6,398
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,420
				36,060
Missouri (0.3%)
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	36
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	307
Kansas City MO Appropriations Revenue	5.000%	9/1/30	2,760	3,134
Kansas City MO Appropriations Revenue	5.000%	9/1/31	2,155	2,483
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,000	1,163
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,055	1,226
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	507
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	2,000	2,011
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	465
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	636
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	631
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	750	855
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/41	800	909
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,930
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	730	825
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,327
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	430
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	203
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,145	1,145
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	8,625	8,791
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,811
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	101
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	85	87
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,844
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	5,854
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	493
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	18,020
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	159
	Springfield School District No. R-12 GO	5.000%	3/1/37	14,250	15,667
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	905
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,456
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,161
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	510	577
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	469
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	346
					94,964
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,301
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	1,160
[1]	Fremont School District GO	5.000%	12/15/30	200	233
[1]	Fremont School District GO	5.000%	12/15/31	250	294
[1]	Fremont School District GO	5.000%	12/15/32	275	328
[1]	Fremont School District GO	4.000%	12/15/33	420	453
[1]	Fremont School District GO	4.000%	12/15/34	550	583
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	3,840
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,906
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	3,300	3,282
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,083
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	4,250	4,271
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	175
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	11,410	11,446
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	9,227
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,480	6,444
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	7,765	8,314
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	3,975	4,000
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	1,967
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,495
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,757
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,113
	Omaha School District GO	4.000%	12/15/31	6,100	6,384
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	9,993
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	5,000	4,832
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	10,421
					108,302
Nevada (0.8%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	1,120	1,123
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	5,669
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,312
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,150
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	100	113
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,245	1,303
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,234
	Clark County NV GO	5.000%	11/1/26	270	292
	Clark County NV GO	5.000%	11/1/27	495	534
	Clark County NV GO	5.000%	11/1/28	80	86
	Clark County NV GO	4.000%	6/1/31	565	594
	Clark County NV GO	4.000%	11/1/31	860	896
	Clark County NV GO	5.000%	11/1/31	6,545	7,462
	Clark County NV GO	4.000%	6/1/32	10,475	11,451
	Clark County NV GO	4.000%	11/1/32	990	1,026
	Clark County NV GO	5.000%	6/1/43	12,105	12,908
	Clark County NV GO	4.000%	7/1/44	5,050	5,050
	Clark County NV GO	5.000%	5/1/48	5,100	5,400
	Clark County School District GO	5.000%	6/15/23	2,445	2,450
	Clark County School District GO	5.000%	6/15/23	740	742
	Clark County School District GO	5.000%	6/15/24	340	347
	Clark County School District GO	5.000%	6/15/24	245	250
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District GO	5.000%	6/15/25	5,795	6,042
	Clark County School District GO	5.000%	6/15/25	1,015	1,058
	Clark County School District GO	5.000%	6/15/26	100	105
	Clark County School District GO	5.000%	6/15/26	2,815	2,997
	Clark County School District GO	5.000%	6/15/27	2,000	2,106
	Clark County School District GO	5.000%	6/15/28	4,320	4,547
[1]	Clark County School District GO	5.000%	6/15/33	1,625	1,865
[1]	Clark County School District GO	3.000%	6/15/39	3,000	2,542
[1]	Clark County School District GO	3.000%	6/15/39	800	672
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	627
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,007
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	5,000	5,144
	Clark GO	4.000%	7/1/47	9,645	9,506
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	19,000	21,963
[1]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	4,090	4,033
	Henderson NV GO	4.000%	6/1/50	3,175	3,045
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	185
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	169
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	14,193
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	191
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	7,373
	Las Vegas Valley Water District GO	5.000%	12/1/26	3,000	3,138
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	612
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	262
	Las Vegas Valley Water District GO	4.000%	6/1/39	4,400	4,418
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,074
	Las Vegas Valley Water District GO	5.000%	6/1/41	10,575	11,008
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	1,096
	Las Vegas Valley Water District GO	4.000%	6/1/42	2,125	2,135
	Las Vegas Valley Water District GO	5.000%	6/1/46	5,345	5,532
	Las Vegas Valley Water District GO	4.000%	6/1/51	13,335	12,955
	Nevada COP (Nevada State College Project)	5.000%	6/1/43	10,145	10,204
	Nevada GO	5.000%	11/1/24	290	298
	Nevada GO	5.000%	4/1/26	130	136
	Nevada GO	5.000%	11/1/26	1,005	1,047
	Nevada GO	2.000%	5/1/41	2,030	1,423
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	270	285
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	2,640	2,812
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	4,125	4,399
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	260	278
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	1,875	2,049
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	910
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	104
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,150
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	223
					228,310
New Hampshire (0.0%)
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	2,500	2,462
New Jersey (4.9%)
	Borough of Sayreville NJ GO	2.000%	11/1/31	1,390	1,226
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	15	15
	Essex County NJ GO	2.000%	9/1/42	1,000	692
	Essex County NJ GO	2.125%	9/1/45	1,000	675
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	7,715	8,482
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,106
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	422
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	104
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,000	979
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	4,391
	Montvale School District GO	2.000%	8/15/24	1,010	985
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	690
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	950	952
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	9,010	9,025
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	10,300	10,362
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,512
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,191
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	15,197
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	2,949
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,687
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	117
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,525	1,527
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	6,651
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	996
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	80	80
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,942
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,140	3,278
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	8,215	8,779
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,955	2,041
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	2,115	2,287
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,040
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,392
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,737
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,644
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	367
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,140	1,164
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	2,550	2,443
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,029
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,681
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	189
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	614
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	375	392
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	525	549
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	1,625	1,700
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/26	12,620	13,201
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	12/15/26	5,900	6,367
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/34	1,520	1,590
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	140	141
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	46
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	590	603
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	920	940
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	115	117
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	3,000	3,064
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,256
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,750	4,993
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,895	6,196
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,105	1,187
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,560	6,116
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,566
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	240	240
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	15,445	15,477
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,064
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,999
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/24	3,350	3,389
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	5,000	5,151
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,000	5,238
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,000	1,025
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	10,000	10,874
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,092
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,069
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	4,735	4,767
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,840	5,977
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	969
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,162
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,470	3,682
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	178
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,275
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	2,500	2,517
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	9,215	9,266
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	633
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/23	630	634
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/33	1,220	1,399
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	12,000	13,082
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	5,310	5,658
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,334
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,622
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	136
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,275	2,361
	New Jersey Economic Development Authority Lease (Appropriation) Revenue Prere.	4.000%	6/15/27	4,225	4,489
	New Jersey Economic Development Authority Lease (Appropriation) Revenue Prere.	5.000%	6/15/27	1,500	1,652
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,675	4,048
	New Jersey Economic Development Authority Lease (Appropriations) Revenue	5.000%	6/15/43	60	63
	New Jersey Economic Development Authority Lease (Appropriations) Revenue, Prere.	5.000%	6/15/43	40	45
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	632
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	1,075	1,070
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	300	300
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	127
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	198
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	721
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	10,000	10,916
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	14,138
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	690
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	676
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,061
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	709
	New Jersey GO	4.000%	6/1/23	11,660	11,664
	New Jersey GO	5.000%	6/1/24	10,615	10,828
	New Jersey GO	5.000%	6/1/25	6,460	6,752
	New Jersey GO	2.000%	6/1/26	2,000	1,908
	New Jersey GO	5.000%	6/1/26	27,885	29,800
	New Jersey GO	5.000%	6/1/26	165	173
	New Jersey GO	2.000%	6/1/27	5,000	4,712
	New Jersey GO	5.000%	6/1/27	27,205	29,729
	New Jersey GO	5.000%	6/1/27	1,560	1,633
	New Jersey GO	5.000%	6/1/28	125	131
	New Jersey GO	5.000%	6/1/28	17,150	19,122
	New Jersey GO	5.000%	6/1/29	6,000	6,814
	New Jersey GO	5.000%	6/1/29	4,800	5,240
	New Jersey GO	4.000%	6/1/30	5,370	5,817
	New Jersey GO	4.000%	6/1/31	11,710	12,784
	New Jersey GO	3.000%	6/1/32	12,395	12,139
	New Jersey GO	4.000%	6/1/32	3,760	4,137
	New Jersey GO	2.000%	6/1/34	6,040	5,060
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	1,094
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,500	2,633
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,107
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	2,000	2,146
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	5,000	5,466
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	1,250	1,430
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,562
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	11,325	11,685
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,040	2,081
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	7,050	7,061
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,256
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	626
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	298
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,335	1,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	445
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,295	2,334
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,135	9,584
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	2,165	2,221
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	485
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,583
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,550	2,262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	2,010
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	2,120	2,255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	9,595	10,134
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,850	1,591
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	15,050	15,903
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,115	17,501
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	552
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,890	1,997
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,575	1,664
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	17,770	14,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	20,935	16,688
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	23,630	24,959
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,215
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,013
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	3,945	3,025
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,200	7,600
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	20,438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,825	2,819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,850	7,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,738
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	9,865	10,191
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	35,020	25,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	7,575	8,292
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,774
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/33	2,435	2,441
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	2,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,398
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	3,015
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,730	8,402
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,600	6,314
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	1,073
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,236
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,572
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	97
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,470	2,646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	3,146
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	2,886
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,025	1,078
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,160	2,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	4,034
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	5,625	5,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	1,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	1,898
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,335	4,281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	10,000	10,959
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/48	10,000	10,703
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,155	5,197
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/50	2,500	2,771
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	6,635	6,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/36	1,000	1,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/37	1,000	1,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/38	1,000	1,102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/39	2,500	2,790
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/40	1,000	1,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/41	2,000	2,213
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/42	3,250	3,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/43	3,170	3,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/44	6,000	6,466
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	851
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	601
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	466
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,000	1,132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,000	1,121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	13,320
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,046
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,925	4,978
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	2,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	762
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,945
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	350	359
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,000	1,960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	8,530	9,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,450	1,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,430	1,431
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,540	6,588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,000	5,232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,509
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	5,870	5,540
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,438
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,040
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,805	4,220
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,250	3,282
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,089
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,170	3,190
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	2,049
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,472
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	9,300	9,243
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,612
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	7,730	7,495
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	9,020
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,510	13,977
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	2,008
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,020	4,542
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,190
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	12,210	11,525
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	26,000	27,130
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	8,189
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	822
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,106
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	647
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	492
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	19,875	9,394
[4]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	5,000	5,013
[6,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	237
[6,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	571
[6,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	468
[6,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,815	2,548
[6,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	936
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	96
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	41,425	21,665
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,324
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	2,991
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	993
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	335
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	420
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,100	1,124
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	15,530	16,545
61

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	5,825	5,958
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	972
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	6,995	7,156
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	281
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	551
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,605	3,735
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,945	2,095
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,940	2,051
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	8,595	8,792
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	111
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	580	624
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	2,250	2,329
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,675	5,136
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	470
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,825	3,958
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,500	3,842
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,025	5,404
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	11,725	11,987
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,081
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	6,065	6,511
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	597
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	535	539
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	7,225
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,059
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	12,295	13,125
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	19,145	19,034
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	2,000	2,239
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,920	2,905
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	7,610	7,737
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	154
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	989
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	12,000	13,302
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	10,705	10,448
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	10,000	10,231
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	7,128
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	17,606
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	12,000	13,430
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	6,600	6,748
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	466
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,165
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,832
[4]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,865
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	81
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	5,415	5,632
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,135
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,485
					1,408,133
New Mexico (0.3%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	18,760	18,797
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	11,960	12,209
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	64
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	56
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	1,210	1,355
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	100	112
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	435	435
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	12,975	13,013
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	2,705	2,767
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	7,125	7,450
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	16,778
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	15,000	17,143
					90,179
New York (22.4%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	167
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	263
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,519
62

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,905	2,119
[3]	Genesee NY GO	3.000%	3/15/36	1,000	930
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	371
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	102
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,611
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,820	4,117
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,793
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,115	4,428
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	850	914
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,284
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/35	3,000	3,214
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	535
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	213
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,131
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	637
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	27,255	28,789
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,078
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,000	3,527
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	2,000	1,954
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,205
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	100
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	291
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,827
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	368
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,000	7,187
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	1,935	2,148
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	250	278
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	620	656
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	1,007
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,520
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,262
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,440	1,546
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,638
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	215
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,245	1,295
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	2,878
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	9,025	8,767
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,282
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,440
	Massapequa Union Free School District GO	2.000%	10/1/32	1,745	1,532
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	556
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,301
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	389
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	435
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	436
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,363
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	356
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,043
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	1,675	1,834
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,263
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	169
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	402
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	15,380	16,268
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	898
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	585
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	14,572
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,732
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	8,145
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,642
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	14,555	10,235
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	906
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	27,455	27,628
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	840
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	488
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	654
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	433
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	448
63

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	510
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,433
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	1,888
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	13,558
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	424
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,035
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,285
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	5,150	5,227
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	886
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,750	2,884
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	440
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	5,481
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,790	2,887
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	8,835	9,379
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	654
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	471
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,068
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,932
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,787
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,200	1,254
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	2,645	2,073
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,835	4,112
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	227
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,687
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,529
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	208
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	295
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,875	4,036
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	428
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	234
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,260	7,776
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	17,687
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	268
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,695	2,723
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	617
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,500	1,506
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	7,917
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,545
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,808
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,099
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	4,991
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,567
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	12,030
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,585	1,620
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	600	613
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	227
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	892
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,710	1,684
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	302
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	490
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	607
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	4,070	4,177
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,655	2,595
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	98
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	610	596
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,185	1,187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	18,260	18,182
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,955	3,938
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	850	852
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	957
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/38	3,210	3,233
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	531
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	2,941
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,367
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	321
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	1,095	1,106
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	200	195
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,230	1,232
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	584
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,320	5,048
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	413
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	894
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	250	249
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	3,140	3,146
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	4,713
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	18,923
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	979
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,330
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	94
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	5,675	5,354
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	20,175	20,561
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	8,895	8,941
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,583
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,000	3,752
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	877
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,000	3,852
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	5,159
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,926
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	156
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,663
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,031
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	19,825	18,394
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,255	8,543
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	11,468
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	24,300	22,447
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,409
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	550	506
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	26,500	24,402
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,524
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	11,573
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,475	4,578
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,109
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	12,370	12,992
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,736
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,570
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,435	4,507
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	4,475	4,525
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	185	183
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	116
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	255	257
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,215	2,284
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,032
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	1,350	1,328
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	13,025	12,428
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,105
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	3,896
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	2,747
	Nassau County NY GO	5.000%	10/1/23	3,155	3,179
	Nassau County NY GO	5.000%	10/1/27	975	1,080
	Nassau County NY GO	5.000%	4/1/39	250	250
	Nassau County NY GO	5.000%	4/1/43	390	390
	Nassau County NY GO	4.125%	4/1/47	2,900	2,814
[1]	Nassau County NY GO	4.125%	4/1/47	14,000	13,788
	Nassau County NY GO	4.250%	4/1/52	3,000	2,945
	Nassau County NY GO	4.000%	4/1/53	5,000	4,740
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,688
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,650	1,524
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	933
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,910
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,617
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	1,675	1,194
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,883
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	456
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	923
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	687
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,000	6,006
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,090	5,122
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,387
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,575	3,396
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,295	8,238
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	95
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	1,950	1,917
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	185	187
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	130	133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	315	318
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	830	839
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	4,615	4,663
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,375	1,439
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	7,849
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	1,600	1,716
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	735	765
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,420	1,495
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,175	1,224
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,900	4,193
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	655	720
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,985	2,379
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	825	979
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,000	1,236
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	3,900	3,908
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,000	6,095
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	7,000	8,671
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	1,230	1,233
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	695	696
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,110	6,206
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,565	3,730
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,545	6,641
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,155	6,245
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	6,900	7,561
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10	10
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	919
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,518
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	365	394
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,000	22,524
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	435	436
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,645	4,998
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,850	1,965
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,602
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	625	644
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,200	2,266
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,060	2,231
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	500	515
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,045	5,072
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,825	1,835
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,198
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,265	2,462
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,406
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,850	2,000
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,080
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,073
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	7,858
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	12,875	12,890
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	14,695	14,711
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	16,685	13,500
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	160	177
66

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	7,730	7,642
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	13,035	12,887
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	3,155	3,189
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	150	160
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15,000	15,989
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	6,000	5,963
New York City Municipal Water Finance Authority Water Revenue	4.625%	6/15/46	3,000	3,001
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,952
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,000	5,559
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,547
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,668
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,100	1,084
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	8,610	8,533
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,380
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	9,980	10,438
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	16,600	16,634
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	8,125	8,977
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	5,000	5,547
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	845
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	5,000	5,656
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	21,215	18,381
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,360	2,990
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,881
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	23,267
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	24,127
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	5,162
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,020	10,836
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	9,490	9,331
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,000	5,353
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/49	3,500	3,775
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	820	629
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,710	8,548
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,530	4,885
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,375	2,327
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,000	3,268
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	16,425	18,389
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	277
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,000	2,088
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	50	50
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,630	1,666
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	178
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	429
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	1,964
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,800	5,283
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,595	5,049
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	266
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,100	1,233
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	500	597
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,775	4,143
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	1,095	1,225
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,555	1,737
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,370
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,100	4,560
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	1,059
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	778
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,555	2,783
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,310
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	665	680
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,500	6,020
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,270	3,554
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,151
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	14,805	15,189
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	615
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	9,615	9,427
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	12,564
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	50	50
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	767
67

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,996
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	1,000	1,004
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	10,855	11,433
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,000	1,076
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	7,000	7,710
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,185	1,328
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,075	1,109
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	323
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	20,113
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,250	3,629
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,416
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,817
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	200
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,333
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	751
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	256
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	2,010	2,082
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,280	5,370
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,478
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	307
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,500	3,851
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	4,955	5,060
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	2,315	2,466
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	3,012
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	3,435	3,436
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	4,022
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	5,000	4,180
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	381
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,266
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,720	2,900
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,670	5,763
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	27,000	28,001
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,917
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,243
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	6,170	4,796
New York City Transitional Finance Authority Future Tax Sales Tax Revenue	5.000%	2/1/33	2,190	2,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	380	382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	1,987
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	750	757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	3,385	3,467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	595	613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	2,045	2,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	545	574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,165	2,280
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,500	2,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	1,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	18,425	19,831
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,725	1,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,225	1,318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	3,000	3,229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	225	234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	727
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,090	4,505
68

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,465	2,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,000	3,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	4,575	4,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,085	3,474
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,010	1,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,000	3,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,758
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	4,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,380	1,494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	4,185	4,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,660	1,757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,330	6,779
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,275	1,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,000	3,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	13,500	13,673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,099
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,480	1,610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,025	2,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,450	1,551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	2,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,950	3,501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,065	1,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,075	2,218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	220	238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	403
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	11,200	11,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,005	1,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	10,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,085	15,645
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	4,920	5,977
69

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,510	5,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,000	5,106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,000	2,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	9,960	10,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,100	1,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	6,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,855	4,247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,765	1,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,545	1,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	4,795	5,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,340	1,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,000	2,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,415	6,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,945
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	5,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,640	2,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,000	6,979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,288
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	10,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	1,986
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,000	1,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,190	1,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	13,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	3,533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	11,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,590	1,874
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	2,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,369
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,741
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	2,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	5,376
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,890	3,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	3,790	4,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,768
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,130	1,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,355	11,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,067
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	421
70

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	6,715	6,794
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,823
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	9,545	9,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,355	3,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,400	2,712
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	14,135	14,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	410	412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	2,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	400	386
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	11,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	10,755	10,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,500	10,777
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,832
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	5,000	5,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,644
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	11,400	12,779
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	16,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	9,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	6,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,650	9,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	4,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,000	5,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	12,620	12,496
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,500	10,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	6,765	7,507
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	13,560	13,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,933
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,554
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	20,430	20,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	11,000	10,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	1,640	1,646
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,714
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	5,539
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	10,130	11,218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	9,500	10,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,000	1,967
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	7,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,120	2,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	20,575	20,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	6,695	6,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	6,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,180	4,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	6,000	6,922
71

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,000	3,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,653
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	5,000	5,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	17,105	18,707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	2,720	2,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,000	5,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	5,000	4,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,425	8,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	11,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	12,900	14,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	7,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	12,000	9,127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	2,000	1,947
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	15,000	14,599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	15,965	17,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/23	70	70
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/32	1,620	1,712
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/33	16,060	19,046
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	129
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	103
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	9,675	9,908
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,615
New York City Water & Sewer System Water Revenue	4.000%	6/15/23	1,590	1,591
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,226
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	170
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	792
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	688
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	2,100	2,424
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	931
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	255
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,660	1,728
New York City Water & Sewer System Water Revenue	4.500%	6/15/32	8,450	8,873
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	6,510	6,847
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,253
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,515	4,188
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	212
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,805	1,893
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	2,005	2,357
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,810	1,956
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	3,664
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	3,752
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,015
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	9,760	10,074
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	4,902
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,120
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	2,877
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	3,838
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,714
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,525
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	11,500	11,513
New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	116
New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,305
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,570	10,592
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	890	912
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	11,615	11,639
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	5,000	5,052
New York City Water & Sewer System Water Revenue	5.000%	6/15/49	21,075	22,367
New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	1,849
New York City Water & Sewer System Water Revenue	4.000%	6/15/50	1,950	1,914
New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	4,907
New York City Water & Sewer System Water Revenue	4.000%	6/15/52	13,710	13,393
New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	300	301
New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	270	271
New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/25	6,370	6,650
New York City Water & Sewer Water Revenue	5.000%	6/15/27	7,995	8,416
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	154
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	404
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	770
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	244
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	298
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,465	3,555
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	134
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	96
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,931
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	3,898
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,019
	New York NY GO	5.000%	8/1/23	1,670	1,677
	New York NY GO	5.000%	8/1/23	5,250	5,273
	New York NY GO	5.000%	8/1/23	3,765	3,782
	New York NY GO	5.000%	8/1/23	100	100
	New York NY GO	5.000%	8/1/23	5,200	5,223
	New York NY GO	5.000%	8/1/23	2,910	2,923
	New York NY GO	5.000%	8/1/23	5,275	5,299
	New York NY GO	5.000%	8/1/23	325	326
	New York NY GO	5.000%	8/1/23	815	819
	New York NY GO	5.000%	8/1/23	1,025	1,030
	New York NY GO	5.000%	8/1/23	690	693
	New York NY GO	5.000%	8/1/24	10,260	10,311
	New York NY GO	5.000%	8/1/24	3,045	3,121
	New York NY GO	5.000%	8/1/24	1,120	1,148
	New York NY GO	5.000%	8/1/24	745	763
	New York NY GO	5.000%	8/1/24	365	374
	New York NY GO	5.000%	8/1/24	1,000	1,025
	New York NY GO	5.000%	8/1/24	3,000	3,074
	New York NY GO	5.000%	8/1/24	2,730	2,798
	New York NY GO	5.000%	8/1/24	1,050	1,076
	New York NY GO	5.000%	8/1/24	1,350	1,383
	New York NY GO	5.000%	8/1/24	15,000	15,372
	New York NY GO	5.000%	8/1/24	825	845
	New York NY GO	5.000%	8/1/24	13,750	14,091
	New York NY GO	5.000%	8/1/25	2,195	2,203
	New York NY GO	5.000%	8/1/25	1,260	1,318
	New York NY GO	5.000%	8/1/25	1,465	1,497
	New York NY GO	5.000%	8/1/25	2,285	2,390
	New York NY GO	5.000%	8/1/25	745	772
	New York NY GO	5.000%	8/1/25	675	706
	New York NY GO	5.000%	8/1/25	11,200	11,716
	New York NY GO	5.000%	8/1/25	1,115	1,166
	New York NY GO	5.000%	8/1/25	6,625	6,931
	New York NY GO	5.000%	8/1/25	1,780	1,862
	New York NY GO	5.000%	8/1/25	1,405	1,470
	New York NY GO	5.000%	8/1/25	1,055	1,104
	New York NY GO	5.000%	8/1/25	10,905	11,408
	New York NY GO	5.000%	3/1/26	2,710	2,748
	New York NY GO	5.000%	3/1/26	3,285	3,483
	New York NY GO	5.000%	8/1/26	2,095	2,218
	New York NY GO	5.000%	8/1/26	5,535	5,806
	New York NY GO	5.000%	8/1/26	6,270	6,713
	New York NY GO	5.000%	8/1/26	2,295	2,457
	New York NY GO	5.000%	8/1/26	11,255	11,501
	New York NY GO	5.000%	8/1/26	220	236
	New York NY GO	5.000%	8/1/26	635	680
	New York NY GO	5.000%	8/1/26	27,590	29,539
	New York NY GO	5.000%	8/1/26	3,050	3,265
	New York NY GO	5.000%	8/1/26	1,130	1,210
	New York NY GO	5.000%	3/1/27	1,675	1,699
	New York NY GO	5.000%	8/1/27	7,040	7,462
	New York NY GO	5.000%	8/1/27	10,845	11,372
	New York NY GO	5.000%	8/1/27	1,255	1,300
	New York NY GO	5.000%	8/1/27	4,355	4,671
	New York NY GO	5.000%	8/1/27	2,925	3,207
	New York NY GO	5.000%	8/1/27	875	878
	New York NY GO	5.000%	8/1/27	195	199
73

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/27	5,515	6,016
New York NY GO	5.000%	8/1/27	2,260	2,478
New York NY GO	5.000%	8/1/27	110	121
New York NY GO	5.000%	8/1/27	5,250	5,757
New York NY GO	5.000%	3/1/28	2,000	2,028
New York NY GO	5.000%	8/1/28	240	252
New York NY GO	5.000%	8/1/28	1,055	1,093
New York NY GO	5.000%	8/1/28	330	355
New York NY GO	5.000%	8/1/28	5,500	5,999
New York NY GO	5.000%	8/1/28	3,505	3,865
New York NY GO	5.000%	8/1/28	555	615
New York NY GO	5.000%	8/1/28	3,465	3,886
New York NY GO	5.000%	8/1/28	5,160	5,480
New York NY GO	5.000%	8/1/28	12,440	13,953
New York NY GO	5.000%	8/1/28	13,730	15,400
New York NY GO	5.000%	8/1/28	1,070	1,200
New York NY GO	5.000%	8/1/29	500	502
New York NY GO	5.000%	8/1/29	395	409
New York NY GO	5.000%	8/1/29	6,300	6,763
New York NY GO	5.000%	8/1/29	50	53
New York NY GO	5.000%	8/1/29	2,375	2,637
New York NY GO	5.000%	8/1/29	15,035	17,219
New York NY GO	5.000%	8/1/29	1,000	1,145
New York NY GO	5.000%	8/1/29	13,235	15,158
New York NY GO	5.000%	8/1/29	1,000	1,145
New York NY GO	5.000%	3/1/30	9,860	10,003
New York NY GO	5.000%	8/1/30	3,885	4,116
New York NY GO	5.000%	8/1/30	2,230	2,390
New York NY GO	5.000%	8/1/30	3,585	3,843
New York NY GO	5.000%	8/1/30	495	549
New York NY GO	5.000%	8/1/30	5,315	6,201
New York NY GO	5.000%	8/1/30	9,705	11,322
New York NY GO	5.000%	8/1/30	14,000	16,333
New York NY GO	5.000%	8/1/30	4,070	4,748
New York NY GO	5.000%	10/1/30	3,000	3,441
New York NY GO	5.250%	10/1/30	1,350	1,510
New York NY GO	5.000%	12/1/30	490	529
New York NY GO	4.000%	8/1/31	5,000	5,181
New York NY GO	5.000%	8/1/31	5,515	5,835
New York NY GO	5.000%	8/1/31	85	87
New York NY GO	5.000%	8/1/31	13,205	15,401
New York NY GO	5.000%	8/1/31	3,130	3,650
New York NY GO	5.000%	8/1/31	1,875	1,882
New York NY GO	5.000%	10/1/31	3,000	3,566
New York NY GO	5.250%	10/1/31	7,965	8,896
New York NY GO	5.000%	12/1/31	200	216
New York NY GO	4.000%	8/1/32	350	363
New York NY GO	5.000%	8/1/32	110	112
New York NY GO	5.000%	8/1/32	1,120	1,265
New York NY GO	5.000%	8/1/32	5,000	5,823
New York NY GO	5.000%	8/1/32	1,655	1,927
New York NY GO	5.000%	8/1/32	170	174
New York NY GO	5.000%	8/1/32	1,500	1,747
New York NY GO	5.000%	8/1/32	13,000	13,045
New York NY GO	4.000%	3/1/33	125	126
New York NY GO	5.000%	4/1/33	4,440	5,224
New York NY GO	5.000%	8/1/33	1,250	1,254
New York NY GO	5.000%	8/1/33	1,000	1,033
New York NY GO	5.000%	8/1/33	1,500	1,743
New York NY GO	5.000%	8/1/33	7,165	8,325
New York NY GO	5.000%	8/1/33	10,000	10,034
New York NY GO	5.250%	3/1/34	2,500	2,806
New York NY GO	4.000%	8/1/34	2,750	2,931
New York NY GO	5.000%	8/1/34	18,445	18,508
New York NY GO	5.000%	12/1/34	100	107
New York NY GO	3.000%	3/1/35	2,000	1,902
New York NY GO	5.000%	4/1/35	2,000	2,387
74

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	6/1/35	5,000	5,187
New York NY GO	5.000%	10/1/35	700	759
New York NY GO	5.000%	12/1/35	820	876
New York NY GO	5.000%	4/1/36	1,000	1,178
New York NY GO	5.000%	6/1/36	130	134
New York NY GO	3.000%	8/1/36	2,000	1,869
New York NY GO	5.000%	4/1/37	1,630	1,897
New York NY GO	4.000%	8/1/37	1,000	1,022
New York NY GO	4.000%	8/1/37	485	497
New York NY GO	5.000%	8/1/37	1,000	1,058
New York NY GO	5.000%	10/1/37	1,245	1,436
New York NY GO	5.000%	12/1/37	3,100	3,387
New York NY GO	5.000%	12/1/37	350	373
New York NY GO	5.000%	4/1/38	3,000	3,466
New York NY GO	5.250%	5/1/38	5,165	6,008
New York NY GO	4.000%	8/1/38	3,575	3,633
New York NY GO	4.750%	8/1/38	4,455	4,472
New York NY GO	5.000%	8/1/38	7,075	7,478
New York NY GO	5.000%	10/1/38	4,005	4,299
New York NY GO	5.000%	12/1/38	1,000	1,064
New York NY GO	5.000%	12/1/38	10,000	10,901
New York NY GO	4.000%	3/1/39	1,440	1,442
New York NY GO	5.000%	4/1/39	5,975	6,429
New York NY GO	5.000%	4/1/39	2,000	2,294
New York NY GO	5.250%	5/1/39	4,425	5,114
New York NY GO	4.000%	8/1/39	595	602
New York NY GO	4.000%	8/1/39	9,000	9,112
New York NY GO	5.000%	8/1/39	10,095	11,038
New York NY GO	5.000%	10/1/39	1,250	1,339
New York NY GO	5.250%	10/1/39	1,000	1,162
New York NY GO	5.000%	4/1/40	2,000	2,276
New York NY GO	4.250%	5/1/40	11,500	11,789
New York NY GO	5.250%	5/1/40	4,500	5,167
New York NY GO	4.000%	8/1/40	4,230	4,238
New York NY GO	4.000%	8/1/40	8,550	8,569
New York NY GO	4.000%	10/1/40	6,000	6,013
New York NY GO	4.000%	10/1/40	500	501
New York NY GO	5.000%	4/1/41	3,645	4,123
New York NY GO	4.000%	8/1/41	2,505	2,500
New York NY GO	3.000%	10/1/41	5,000	4,228
New York NY GO	5.250%	10/1/41	4,000	4,592
New York NY GO	4.000%	12/1/41	1,130	1,126
New York NY GO	5.000%	12/1/41	1,245	1,319
New York NY GO	4.000%	3/1/42	3,695	3,657
New York NY GO	4.000%	4/1/42	4,000	3,973
New York NY GO	4.000%	8/1/42	14,160	14,029
New York NY GO	4.000%	8/1/42	5,000	4,954
New York NY GO	5.000%	9/1/42	1,480	1,655
New York NY GO	5.000%	10/1/42	3,000	3,244
New York NY GO	5.250%	10/1/42	7,600	8,677
New York NY GO	4.000%	12/1/42	1,205	1,194
New York NY GO	5.000%	4/1/43	19,495	20,705
New York NY GO	5.000%	8/1/43	2,660	2,906
New York NY GO	5.000%	10/1/43	5,000	5,398
New York NY GO	5.250%	10/1/43	2,000	2,277
New York NY GO	4.000%	12/1/43	510	506
New York NY GO	5.250%	4/1/44	2,500	2,850
New York NY GO	4.000%	8/1/44	7,460	7,374
New York NY GO	5.000%	12/1/44	10,500	11,205
New York NY GO	4.000%	4/1/45	2,500	2,465
New York NY GO	3.500%	4/1/46	2,720	2,396
New York NY GO	5.500%	5/1/46	2,000	2,295
New York NY GO	4.000%	9/1/46	8,000	7,832
New York NY GO	5.250%	4/1/47	3,000	3,384
New York NY GO	5.000%	8/1/47	5,000	5,453
New York NY GO	5.250%	10/1/47	12,500	14,034
New York NY GO	4.500%	5/1/49	10,050	10,378
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	3/1/50	23,750	23,085
	New York NY GO	3.000%	3/1/51	1,970	1,511
[2]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,078
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	6,020	5,839
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	6,220
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,660
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	818
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	23
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	4,620	4,812
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,183
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,695	2,804
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	530
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	801
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,415	2,506
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,477
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	653
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	4,520	4,927
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,911
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	2,021
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,856
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,675
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	855
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,373
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,064
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,344
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,449
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	102
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	1,000	987
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	7,130	8,465
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	459
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,250	3,853
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	194
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	8,000	9,473
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	6,626
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	6,129
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	10,355	11,111
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,027
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,237
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	978
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,304
	New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/32	1,590	1,851
	New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	5,000	5,390
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,395	1,415
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	2,500	2,540
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,595	2,749
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,113
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,610
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	332
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,900	13,694
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	9,165	9,777
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,109
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,141
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	2,755	2,991
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,375	1,510
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	6,000	6,235
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,291
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	40,000	44,487
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	791
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	81
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	638
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	1,900	2,063
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	259
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,057
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	11,695	13,293
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,525	1,550
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	228
76

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,225	3,344
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	696
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	704
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,109
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,027
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	653
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,365	1,574
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,582
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,390	7,676
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	3,260	3,313
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,230	8,511
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,815	6,027
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,480
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	10,985	11,385
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,300	1,423
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	4,635	4,710
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	16,365	17,194
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,977
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,122
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,738
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,000	5,178
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	8,785	9,117
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,050	5,369
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	406
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,050	1,218
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,170	1,321
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,971
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	995	1,030
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	5,509
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	46
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	1,971
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	6,845	7,097
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	18,480	18,120
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,500	8,931
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	10,000	10,596
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,775	3,907
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	446
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,245	5,624
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,602
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	5,000	5,172
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,708
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	15,040	15,865
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	5,839
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,125
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	381
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	3,152
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,026
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,172
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	619
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	981
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,122
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	18,000	18,386
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,018
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,504
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,695	1,871
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	6,640
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,350
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,223
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,337
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,420	2,451
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	13,000	14,141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	1,020	1,033
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	4,690	4,701
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	2,050	2,143
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,760	3,771
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,786
77

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,568
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,138
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	12,012
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,214
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	5,000	4,972
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,772
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,651
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	1,000	989
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,791
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	615
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	3,145
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	267
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,614
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	11,427
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	9,859
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	17,335	17,010
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,450	5,348
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,305	1,280
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,525	1,621
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	100	98
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,500	17,102
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	4,886
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	1,500	1,155
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	2,927
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	11,545
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	20,975	20,463
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	2,000	1,532
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	10,540	8,028
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	13,175	11,222
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,085	6,176
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	152
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	665	675
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	195	198
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	203
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,416
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	2,900	2,947
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	5,657
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	540
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	5,035	5,225
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,271
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	1,925
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,774
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	627
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	3,205	3,249
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	570	578
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/24	1,685	1,713
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	110	113
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	595	640
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	4,200	4,229
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,500	1,634
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	9,795	10,678
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,483
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,725	2,032
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,471
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	1,470	1,574
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	3,145	3,268
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,040	1,104
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	4,490	4,994
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,000	1,107
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	11,965	13,863
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	5,855
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,300	2,683
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,097
78

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,500	1,517
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,250	8,272
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	2,320	2,295
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,483
	New York State Dormitory Authority Lease (Non-Terminable) Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,177
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,027
	New York State Dormitory Authority Lease Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	1,801
	New York State Dormitory Authority Lease Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	3,155	3,382
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	100	107
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/30	2,455	2,755
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,380	1,535
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	103
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	2,746
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,070
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,680
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,351
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	426
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,825	1,953
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	400	434
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	1,827
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	1,810
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,700	1,820
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,412
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	3,375	3,551
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,415
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,429
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	503
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	497
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,493
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,045	5,305
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,593
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,475
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,243
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	11,205	11,375
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,883
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,500	3,903
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,243
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,702
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,775	11,512
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,000	1,125
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	72
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	817
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	8,360
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	11,835	12,641
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	638
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	106
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,270
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	4,655	5,189
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,455
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,393
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,638
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,065
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,551
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,176
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	7,128
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,311
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	304
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,965
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,312
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	356
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	257
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,000	17,116
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	475
79

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,390
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,274
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	4,361
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	10,745	10,864
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,705
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,975	4,874
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	16,040	15,676
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	5,105	5,191
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,530	1,592
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	135	140
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,830	2,942
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	280	299
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	1,900	1,932
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	3,690	3,752
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	95	97
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	895	930
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,381
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,930	2,031
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	250	263
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,440	2,636
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	7,350	7,700
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,365	1,464
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	140
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,212
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	2,089
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/38	4,650	4,653
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	3,077
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,154
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	705
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	4,000	4,275
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	124
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	6,000	6,353
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,000	3,192
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,657
	New York State Environmental Facilities Corp. Water Revenue (Green Bond)	5.000%	9/15/47	5,000	5,576
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	963
	New York State Thruway Authority Highway Income Tax Revenue	5.000%	3/15/31	10,000	11,764
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	521
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,587
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	362
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	7,880	8,124
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,042
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,180	1,218
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,150	3,248
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,910	1,972
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,205
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,366
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,250	4,177
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,051
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	11,175	11,244
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,861
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,447
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	2,250	2,145
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	6,410	6,121
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,190	5,552
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	14,765	13,893
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,775
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,363
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,740
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	107
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,205	6,345
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,459
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	11,971
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	631
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,479
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	14,409
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,195
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	3,830	4,356
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,690	6,381
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	8,484
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	4,000	3,880
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	14,150	15,338
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	9,025	10,274
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	22,271
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,497
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	22,400	22,429
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	9,964
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	6,000	5,869
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,785	6,917
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,823
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	7,648
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	6,679
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	2,957
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,616
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	229
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	8,703
[4]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,428
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,652
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	779
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,245	5,451
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,644
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,643
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,181
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,740	1,889
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	691
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,295	1,377
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	157
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	775	861
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	340
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	990
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,136
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	371
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	145
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	650
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,605	1,857
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	285	298
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,427
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,175	1,276
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	23,735	27,715
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	13,655	14,979
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,200	2,234
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,165	4,875
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	38,340	45,473
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,612
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	411
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,261
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,960	1,991
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,502
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,864
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	526
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,777
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	501
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	5,245
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	5,678
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,559
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	190
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,162
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	903
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	174
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,475
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	274
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	161
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,000	1,150
81

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	538
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,500	1,726
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	5,158
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,913
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	3,860
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,100	5,212
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,450	5,500
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,007
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	10,044
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	1,875	1,602
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	20,984
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	1,715	1,713
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	3,530	3,509
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,853
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,610	8,507
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,143
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,317
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,010	6,571
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,466
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	12,892
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	17,597
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	11,970	12,244
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,844
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,377
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	5,000	3,929
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	16,210	15,738
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	29,780	23,191
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	38,280	36,991
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	992
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	6,560	5,026
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	35	36
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,466
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	2,500	2,541
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	100	105
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,385	13,156
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	11
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,955	14,190
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	108
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	8,140	6,811
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,800
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,360	2,350
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	16,985	16,916
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,060	16,966
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	18,700	18,570
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	2,000	1,974
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	1,953
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	4,537
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,000	701
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/30	1,990	2,237
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/36	2,020	2,210
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/38	500	543
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,320
Onondaga County NY GO	2.000%	10/15/34	1,295	1,071
Port Authority of New York & New Jersey Airport Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,030
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	126
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,485
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	588
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	333
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	526
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,175	4,394
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,915	4,118
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	120
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	110
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	11,213
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	1,575	1,656
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	258
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	195
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	609
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	14,455	15,171
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	4,015	4,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	309
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	3,889
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	250
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,635
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,000	4,137
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,513
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	5,500	5,634
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,093
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,779
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,375
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	4,784
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,539
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,706
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,204
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	389
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	200
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	3,510	3,505
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,150
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	440	450
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,485
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	4,303
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	10,000	10,900
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,596
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	9,100	9,528
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,742
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	11,047
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	204
	Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,935	1,526
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	302
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,028
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	6,160	6,247
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,380	6,560
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,131
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,075
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,244
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,120	3,208
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,296
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,111
[3]	Suffolk County NY GO	2.000%	6/15/34	7,105	5,976
	Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	211
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,480	2,173
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	8,000	8,240
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,293
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,106
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	355
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	540
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	428
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	532
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	258
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	90	90
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	2,325	2,450
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	337
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	3,765	4,063
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,305	2,547
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	7,435	8,397
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	508
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	530
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	4,000	4,374
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,840	2,210
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,805	4,160
83

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,182
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,247
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,170	3,465
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,253
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,568
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	463
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	625
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,575	1,706
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,097
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	7,603
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	1,500	1,636
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	2,350	2,515
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	5,014
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,204
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,371
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,631
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,580	8,118
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,730
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,202
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,518
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	11,136
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	9,817
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	288
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,883
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	1,170	1,142
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,126
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	6,985
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	3,570	3,477
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,021
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,834
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	2,000	2,129
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	16,335	15,664
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	9,000	10,214
Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	1,115	1,174
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	11,155	11,474
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,105	2,223
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,500	2,634
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,740
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	2,790	3,020
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	6,000	6,474
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,655	2,931
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	1,955	2,169
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,500	4,973
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,272
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,500	6,212
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/29	1,850	2,017
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,500	2,902
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,000	2,306
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/30	1,500	1,653
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	1,000	1,175
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	2,000	2,242
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	3,007
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,000	3,615
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,834
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,000	1,114
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,206
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	3,224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	4,235	4,143
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,250	7,365
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,500	5,690
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	35,000	37,877
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	17,000	19,752
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,000	2,229
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	12,648
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	16,637
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	5,000	5,864
84

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/27	31,000	33,992
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	3,000	3,447
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	20,025	23,897
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/40	1,965	2,200
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	2,000	1,952
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,250	2,067
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,894
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/48	5,000	5,502
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,902
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/53	5,000	5,457
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,625	2,900
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,543
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	12,930	12,881
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	5,000	5,619
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	7,090	7,103
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	312
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,376
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	199
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,220	4,409
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	270
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	70
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,213
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	91
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,000	3,252
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,000	3,311
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	13,000	14,509
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,000	3,382
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	150
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	8,000	9,112
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,741
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,000	3,490
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,527
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	7,465	7,887
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	13,000	15,421
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	16,525	17,441
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	21,336
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	437
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,165
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,604
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	9,395	9,838
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,560
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	19,535	22,772
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,694
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,328
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,980
				6,484,715
North Carolina (0.9%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	776
Charlotte NC (Transit Project) COP	4.000%	6/1/34	4,535	4,923
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,463
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	9,041
Charlotte NC COP	4.000%	6/1/49	2,750	2,691
Charlotte NC COP (Transit Projects)	3.000%	6/1/48	5,000	3,948
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	100
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/33	2,610	2,669
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,444
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/31	1,425	1,688
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	1,047
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	1,067
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,122
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	811
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	947
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/37	750	876
85

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/38	675	781
	Johnston County NC GO	2.000%	2/1/34	1,060	903
	Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	3,095
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,808
	North Carolina Appropriations Revenue	5.000%	5/1/24	3,690	3,761
	North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,559
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,309
	North Carolina Appropriations Revenue	5.000%	5/1/25	2,065	2,150
	North Carolina Appropriations Revenue	5.000%	6/1/25	865	903
	North Carolina Appropriations Revenue	5.000%	5/1/26	12,190	12,991
	North Carolina Appropriations Revenue	5.000%	5/1/26	405	414
	North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	3,751
	North Carolina Appropriations Revenue	5.000%	5/1/27	1,175	1,281
	North Carolina Appropriations Revenue	5.000%	5/1/27	195	199
	North Carolina Appropriations Revenue	5.000%	5/1/28	1,785	1,950
	North Carolina Appropriations Revenue	5.000%	5/1/29	1,580	1,730
	North Carolina Appropriations Revenue	5.000%	5/1/30	1,695	1,856
	North Carolina Appropriations Revenue	4.000%	5/1/33	80	85
	North Carolina Appropriations Revenue	4.000%	5/1/34	40	42
	North Carolina Appropriations Revenue	2.000%	3/1/36	1,385	1,108
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	102
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,335	2,431
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,350	1,311
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,158
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,289
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	30,000	31,566
	North Carolina GO	5.000%	6/1/23	3,270	3,275
	North Carolina GO	5.000%	6/1/24	1,775	1,813
	North Carolina GO	5.000%	6/1/25	3,900	4,079
	North Carolina GO	5.000%	6/1/25	1,895	1,982
	North Carolina GO	5.000%	6/1/25	13,265	13,873
	North Carolina GO	5.000%	6/1/26	3,350	3,589
	North Carolina GO	5.000%	6/1/26	1,070	1,146
	North Carolina GO	5.000%	6/1/27	2,940	3,157
	North Carolina GO	5.000%	6/1/28	1,900	2,136
	North Carolina GO	5.000%	6/1/28	100	108
	North Carolina GO	5.000%	6/1/29	1,505	1,731
	North Carolina GO	2.125%	6/1/36	1,425	1,170
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,165	13,366
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	5,362
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	540	560
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	104
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,025	5,581
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	3,700	3,837
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	130
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	3,245	3,285
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	345	357
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	153
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	206
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	322
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	42
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,303
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	2,779
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	3,900	1,901
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	5,000	2,311
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	3,475	1,520
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	3,910	1,544
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	15,500	5,802
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/46	3,690	1,311
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/47	7,375	2,489
[8]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	976
[8]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,132
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,561
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	202
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,400
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,676
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	202
86

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	9,250	9,375
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,211
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	7,698
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,353
					248,256
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	956
[1]	University of North Dakota COP	3.000%	6/1/61	8,250	5,656
					6,612
Ohio (1.7%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	425
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	391
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,390	1,437
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	273
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,362
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	3,945	3,993
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	6,415	6,356
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	4,200	4,222
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,346
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,080	1,234
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,000	3,393
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,742
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,131
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,407
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	2,929
	Athens City School District GO	3.250%	12/1/48	2,775	2,204
[3]	Berea City School District GO	4.000%	12/1/53	250	232
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	501
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	641
[4]	Cincinnati City School District GO	5.250%	12/1/31	200	243
	Cleveland Heights & University Heights City School District GO, Prere.	4.500%	6/1/23	1,870	1,872
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,064
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	12,135	13,049
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	7,345	7,845
	Columbus OH GO	5.000%	7/1/26	6,300	6,754
	Columbus OH GO	4.000%	4/1/31	4,000	4,180
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,254
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	227
	Columbus OH Sewer Revenue	5.000%	6/1/29	13,835	14,785
	Columbus OH Sewer Revenue	5.000%	6/1/30	2,420	2,577
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,628
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,575
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	486
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	455
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,485
	Fairborn City School District GO	3.000%	12/1/55	5,000	3,611
	Forest Hills Local School District GO	5.000%	12/1/46	200	203
	Franklin City School District GO	3.000%	11/1/50	3,400	2,552
	Franklin City School District GO	3.000%	11/1/57	6,180	4,442
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	2,500	2,666
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,842
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,200	1,294
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,410	3,504
	Hamilton County OH Sewer System Sewer Revenue, Prere.	5.000%	12/1/23	260	263
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	13,410	14,578
	Miami University College & University Revenue	4.000%	9/1/39	1,235	1,231
	Miami University College & University Revenue	5.000%	9/1/41	4,930	5,132
	Miami University College & University Revenue	4.000%	9/1/45	4,025	3,929
	Miami Valley Career Technology Center GO	5.000%	12/1/44	3,065	3,270
	North Canton City School District GO	3.000%	11/1/56	2,500	1,810
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	1,275	1,278
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,823
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,525	2,562
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	4,075	4,137
87

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	309
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,915	9,185
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,091
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	4,807
	Ohio GO	5.000%	9/15/23	140	141
	Ohio GO	5.000%	12/15/23	1,550	1,568
	Ohio GO	5.000%	9/15/24	1,040	1,069
	Ohio GO	5.000%	9/15/24	2,750	2,826
	Ohio GO	5.000%	5/1/25	2,965	3,093
	Ohio GO	5.000%	9/1/25	505	531
	Ohio GO	5.000%	9/15/25	480	505
	Ohio GO	5.000%	9/15/25	9,360	9,849
	Ohio GO	5.000%	8/1/26	155	166
	Ohio GO	5.000%	9/15/26	8,000	8,611
	Ohio GO	5.000%	5/1/27	210	230
	Ohio GO	5.000%	8/1/27	8,335	9,174
	Ohio GO	5.000%	5/1/30	2,190	2,280
	Ohio GO	5.000%	5/1/34	3,000	3,115
	Ohio GO	5.000%	6/15/37	3,195	3,347
	Ohio GO, Prere.	5.000%	5/1/25	2,500	2,608
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	223
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	3,000	3,090
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,315	1,390
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,110	3,368
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,156
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	779
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	298
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	5,134
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/52	2,000	1,652
[9]	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,000	3,340
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,071
	Ohio State University College & University Revenue	3.500%	6/1/38	405	405
	Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,234
	Ohio State University College & University Revenue	4.000%	6/1/43	17,720	17,729
	Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,129
	Ohio State University College & University Revenue	4.000%	12/1/48	9,000	8,876
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	653
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,036
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	740	823
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,510	6,837
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	6,674
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	640	770
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	387
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	29
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	891
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	12,500	14,320
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	265
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	248
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	145
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	12,562
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	13,000	14,112
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	946
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,178
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,615	5,047
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/34	4,025	3,941
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,300	2,609
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,535	9,513
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,150	1,152
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,080	1,101
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,000	1,030
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	151
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,500	1,564
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,500	1,582
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,795	1,920
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	1,790	1,935
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,205	1,321
88

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,230	1,362
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	1,770	1,935
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,250	8,419
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,406
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	8,960	10,057
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,205
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,696
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	6,458
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,610
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	11,380	13,097
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,443
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,655
	Perry Local School District GO	3.000%	11/1/55	6,550	4,808
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	8,299
[1]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,529
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,215
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,870
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,562
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	808
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	515	525
[3]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,300
	Wickliffe City School District GO	3.125%	12/1/43	775	641
	Wickliffe City School District GO	3.250%	12/1/56	1,300	977
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	942
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	312
[3]	Winton Woods City School District GO	4.000%	11/1/53	5,570	5,291
	Worthington City School District GO	5.000%	12/1/48	5,000	5,500
	Worthington City School District GO	5.500%	12/1/54	2,500	2,858
					490,813
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	821
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	970
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,454
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	7,152
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	290
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,328
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	761
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,294
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/36	3,000	3,338
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	2,898
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	206
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	382
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	275	304
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	13,955	14,018
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	1,530	1,585
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	6,635	6,929
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	4,000	3,910
[9]	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	10,020	9,900
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	23,000	25,244
[9]	Oklahoma Water Resources Board Water Revenue	4.125%	4/1/53	6,580	6,496
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/23	1,450	1,452
					91,732
Oregon (1.1%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,170
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,265	3,543
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	1,085	1,208
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,000	8,659
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	252
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	404
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	245
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,213
[2]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	9,977
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,480
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,819
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,697
	Multnomah County OR GO	5.000%	6/15/29	4,310	4,945
89

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,503
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	7,615	7,971
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,605
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,817
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,272
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	227
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	354
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,220	11,067
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,770	2,007
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,525	1,711
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	6,920	7,694
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	3,300	3,322
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,655	8,740
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	8,345	8,578
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,005	5,145
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,758
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,533
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,100	1,131
	Oregon GO	5.000%	12/1/23	500	505
	Oregon GO	5.000%	5/1/24	1,600	1,630
	Oregon GO	5.000%	8/1/29	2,290	2,515
	Oregon GO	5.000%	5/1/33	3,000	3,676
	Oregon GO	5.000%	5/1/34	3,000	3,660
	Oregon GO	5.000%	5/1/36	1,715	2,039
	Oregon GO	5.000%	5/1/37	1,410	1,653
	Oregon GO	5.000%	5/1/38	1,070	1,247
	Oregon GO	5.000%	5/1/39	1,115	1,293
	Oregon GO	5.000%	5/1/40	1,285	1,480
	Oregon GO	5.000%	5/1/41	7,535	8,640
	Oregon GO	5.000%	8/1/41	11,040	11,536
	Oregon GO	5.000%	5/1/42	3,000	3,423
	Oregon GO	5.000%	8/1/42	1,540	1,632
	Oregon GO	5.000%	5/1/43	3,000	3,415
	Oregon GO	5.000%	5/1/48	3,000	3,367
	Oregon GO, Prere.	5.000%	8/1/23	25	25
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	18,390	14,155
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,313
	Oregon State Lottery Revenue	5.000%	4/1/24	4,000	4,074
	Oregon State Lottery Revenue	5.000%	4/1/25	9,190	9,385
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,429
	Oregon State Lottery Revenue	5.000%	4/1/28	175	182
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,644
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,062
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	8,920	9,845
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,479
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,308
	Portland OR Water System Water Revenue	5.000%	5/1/44	11,500	12,495
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	1,075	1,198
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,622
	Seaside School District No. 10 GO	0.000%	6/15/37	500	273
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	4,950	5,464
	University of Oregon College & University Revenue	5.000%	4/1/45	100	103
	University of Oregon College & University Revenue	5.000%	4/1/48	4,470	4,725
	University of Oregon College & University Revenue	3.500%	4/1/52	15,000	12,676
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	11,885	10,139
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,067
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,417
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	2,945
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,554
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,176
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	45,000	13,315
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,117
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,380	9,570
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,530
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,150	1,173
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,985	2,025
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	994
90

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington County OR GO	3.000%	7/1/34	1,055	1,038
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	9,875	2,650
					315,925
Pennsylvania (3.4%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,269
	Allegheny County PA GO	5.000%	11/1/28	1,860	1,991
	Allegheny County PA GO	5.000%	11/1/29	675	722
	Allegheny County PA GO	5.000%	11/1/41	430	454
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,084
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,791
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	959
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	5,177
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	1,000
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	2,075	2,064
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	408
[1]	Coatesville School District GO	5.000%	8/1/23	285	286
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	103
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	441
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	4,201
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	456
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	5,000	5,017
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	985	991
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	25	25
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,200
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	452
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	383
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	460
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	5,170	5,296
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	7,000	7,062
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	40,465	41,807
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,138
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	156
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,000	1,043
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,505	18,336
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	1,931
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	7,730	8,121
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,290	5,552
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	4,800	4,840
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,370
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,770	2,975
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,541
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	3,483
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,191
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	10,000	10,859
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	738
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	25
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	5,477
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	305	328
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	1,310	1,407
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	555
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	140
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	6,685	7,491
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,462
[3]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	1,962
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	405
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	5,110	5,832
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	1,435	1,478
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	13,490	14,498
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,674
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	100
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	15,000	17,563
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	1,675	1,690
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	6,000	6,114
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	3,812
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,210	5,388
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	911
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	353
91

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	400
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	513
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	686
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,777
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,106
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	5,000	5,413
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	6,400	6,439
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,385
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	4,080	3,863
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	753
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	114
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	20,249
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,123
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,430	2,288
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	1,061
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,791
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,886
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	11,345	8,627
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	17,850	17,953
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	8,020	8,156
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	2,967
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,399
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	480
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,837
	Council Rock School District GO	2.100%	8/15/43	1,000	657
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,180
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	15
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	500	516
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	235	248
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	101
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,384
	Delaware River Port Authority Highway Revenue, Prere.	4.500%	1/1/24	345	348
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	1,185	1,200
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,005	6,172
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,000	4,322
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,000	4,291
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,000	4,247
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,560
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,140	6,927
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	1,010	897
	Haverford Township PA GO	4.000%	6/1/30	445	470
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	186
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	207
[1]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,424
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	409
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	3,098
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,742
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	911
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	12,695	11,413
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	1,000	1,028
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,246
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	13,000	9,432
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	12,917
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	8,755	8,971
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	66
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	136
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	243
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	1,220	1,270
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	141
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	5,537
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	105
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,068
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	186
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	2,295	2,317
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	171
92

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	1,936
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,919
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,705
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	6,465	6,945
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/32	6,445	6,927
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	123
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	527
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	6,009
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,505
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	7,209
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	454
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,580	4,625
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	4,000	4,119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	520	548
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	180	190
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	318
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,300	1,403
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	18,155	19,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,670	1,776
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,080
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	4,041
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,000	1,101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,080
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	153
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	1,160	1,253
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,296
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,215
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,337
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,103
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	520	561
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	2,971
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	3,765	3,875
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,150	1,331
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,150	1,313
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,750	1,829
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,369
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	4,840
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,555
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,370	5,508
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	4,120
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,141
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,765	1,837
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	10,900	11,364
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,330
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	4,972
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,068
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	142
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	3,804
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	7,420	7,864
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	8,700	8,846
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	4,839
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	17,945	18,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	844
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,750	2,914
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,023
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,917
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	830	853
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	104
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,172
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,918
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	511
93

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	3,525	3,624
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	6,812
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,525	4,693
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,060	3,841
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	8,500	8,330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	6,878
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	5,330	5,020
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	6,775	4,816
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,876
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	11,296
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	51
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	2,255	2,074
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	1,820	1,950
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	4,580	4,967
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	285
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	872
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	791
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	261
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	117
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,990	2,064
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	9,121
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	3,966
	Philadelphia PA GO	5.000%	8/1/24	575	588
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,572
[1]	Philadelphia PA GO	5.000%	8/1/30	800	867
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,243
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	132
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	6,485	6,902
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,695	5,255
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,080
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,045	4,498
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,756
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,203
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	7,385	7,546
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,079
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	15,000	15,328
	Philadelphia School District GO	5.000%	9/1/23	9,000	9,044
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,405
	Philadelphia School District GO	5.000%	9/1/25	555	578
[4]	Philadelphia School District GO	5.000%	6/1/27	365	392
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,045
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	1,575	1,897
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	3,455	3,600
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,136
[1]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	660
	School District of Philadelphia GO	5.000%	9/1/26	3,000	3,181
	School District of Philadelphia GO	5.000%	9/1/27	2,000	2,119
	School District of Philadelphia GO	5.000%	9/1/30	2,640	2,785
	School District of Philadelphia GO	4.000%	9/1/46	3,805	3,670
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	8,424
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	8,373
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,345
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,076
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	901
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	606
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,215	2,348
	Township of South Fayette PA GO	2.500%	12/1/48	1,025	700
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,525	6,746
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	206
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,809
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	101
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,185
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	4,690	4,775
94

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	8,270	8,312
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,147
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	533
					973,799
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	2,665	2,670
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	515
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	755	804
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	605	641
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,800	2,957
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	1,060	1,119
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	3,120	3,291
	Rhode Island GO	4.125%	8/1/42	14,120	14,201
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	3,000	3,330
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,034
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,000	2,157
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,261
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	207
					43,187
South Carolina (0.9%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	10,875	10,991
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	238
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	5,655	5,721
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,509
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,208
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	788
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/47	5,000	5,615
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	4,129
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	5,995	6,199
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,506
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	35
[11]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	8,340	8,971
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	3,957
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,488
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	2,112
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,743
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,611
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,103
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,238
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	31,430	28,062
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	8,062
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	1,900	1,676
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/42	5,255	5,013
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	200
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	77
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	384
[4]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	10
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	74
	South Carolina Public Service Authority Miscellaneous Revenue, ETM	5.000%	12/1/23	85	86
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	316
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	429
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,593
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	120
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	67
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	44
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	116
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	323
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	708
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,837
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	272
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,732
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	386
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	100	96
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,151
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,571
95

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	699
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,076
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	586
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	105	108
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	18,080
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/39	25	23
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,690
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	37,500	37,623
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	225	208
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	5,013
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	10,073
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	740
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	578
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	15
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	200	201
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	270	277
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	18,615	20,906
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	1,985	2,311
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,775
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,000	9,751
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,284
	South Island Public Service District Water Revenue	4.500%	4/1/52	2,500	2,558
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,333
					261,520
South Dakota (0.0%)
	Lincoln SD College & University Revenue	4.000%	8/1/61	680	518
Tennessee (0.4%)
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	5,291
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	12,121
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	3,188
	Memphis TN GO	5.000%	4/1/26	7,510	7,823
	Memphis TN GO	4.000%	6/1/32	1,390	1,438
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	526
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	511
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	10,915	10,948
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,075	4,164
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	315	326
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,452
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,299
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	10,750	11,520
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	1,350	1,415
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	1,965	2,152
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,610	3,764
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,156
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,415
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	805	807
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	4.000%	1/1/32	2,130	2,133
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	970
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue (Green Bond)	4.000%	7/1/46	4,750	4,702
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,735
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	824
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,472
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	676
	Oak Ridge TN GO	5.000%	6/1/25	600	627
	Shelby County TN GO	5.000%	3/1/24	690	700
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,881
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,170	5,444
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	163
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	16,000	17,698
					128,341
96

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas (9.5%)
	Alamo Community College District GO	5.000%	2/15/27	3,250	3,524
[4]	Alamo Community College District GO	4.500%	8/15/33	25	25
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	341
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,310	1,368
[14]	Aldine Independent School District GO	5.000%	2/15/42	1,810	1,899
[14]	Alief Independent School District GO	4.000%	2/15/31	2,580	2,650
[14]	Alief Independent School District GO	2.000%	2/15/38	1,890	1,395
[9,14]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,606
	Austin Community College District GO	4.000%	8/1/45	10,840	10,699
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	365
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	985
	Austin Independent School District GO	5.000%	8/1/24	8,000	8,189
	Austin Independent School District GO	5.000%	8/1/25	19,000	19,906
	Austin Independent School District GO	4.000%	8/1/48	13,010	12,933
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,147
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,171
[9]	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,526
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	14,188
[9]	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	4,223
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	540
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,050	3,068
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	5,000	5,265
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,050	4,378
[14]	Belton Independent School District GO	4.000%	2/15/52	2,875	2,820
	Bexar County Hospital District GO	5.000%	2/15/47	5,000	5,248
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,978
	Bexar County TX GO	3.000%	6/15/41	1,500	1,261
	Bexar County TX GO, Prere.	4.000%	6/15/23	610	610
	Bexar County TX GO, Prere.	5.000%	6/15/23	3,560	3,567
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,530
	Bexar County TX GO, Prere.	5.000%	6/15/26	9,990	10,690
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	1,120	1,148
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	4,530	4,857
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	182
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	2,605	2,973
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/35	4,800	5,092
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	6,125	7,212
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/46	1,070	716
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/50	11,610	10,316
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	6,900	8,072
	Brazoria County TX GO	3.000%	3/1/39	1,000	853
	Brazoria County TX GO	3.000%	3/1/40	1,000	840
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	170
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	29,080	30,574
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,615	2,605
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,266
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,541
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,059
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	11,728
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	835	761
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,362
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	574
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,100	1,147
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	15,545	15,383
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,394
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,479
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,670
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,729
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	306
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,201
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,455
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,055	3,131
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,648
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	14,075	14,349
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,645	11,979
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	6,890
97

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,686
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	18,195	18,458
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,395
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	25,085	25,350
[14]	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,286
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,400	1,448
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,374
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,342
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,689
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,237
	Collin County Community College District GO	3.000%	8/15/39	1,000	861
	Collin County Community College District GO	3.000%	8/15/40	1,000	846
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,590
[14]	Comal Independent School District GO	4.000%	2/1/43	2,225	2,232
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,655
[14]	Conroe Independent School District GO	5.000%	2/15/34	3,855	4,060
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	1,122
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,638
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,735	5,946
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	502
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,015	1,077
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	16
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	5,000	5,178
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/32	2,950	2,993
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,612
[9,14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	3,000	2,941
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	502
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	321
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,500	2,867
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,276
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,080	10,263
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,515	22,257
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,755	6,058
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,305	12,954
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,560	6,906
	Dallas College GO	5.000%	2/15/24	16,500	16,745
	Dallas College GO	5.000%	2/15/25	20,000	20,742
	Dallas College GO	4.000%	2/15/28	730	762
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	107
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,390	2,615
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	334
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	429
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	414
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	353
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	389
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,512
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	5,565	5,616
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,720	1,804
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,445	1,498
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,000	3,944
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	14,925
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,600	5,622
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	4,777
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	2,210	2,169
[14]	Dallas Independent School District GO	5.000%	8/15/23	125	126
[14]	Dallas Independent School District GO	5.000%	2/15/24	10,000	10,149
[14]	Dallas Independent School District GO	5.000%	8/15/24	535	549
[14]	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,133
[14]	Dallas Independent School District GO	2.000%	2/15/43	1,000	670
[14]	Dallas Independent School District GO	4.000%	2/15/53	6,500	6,276
[14]	Dallas Independent School District GO Prere.	5.000%	8/15/24	10,000	10,233
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,305
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,274
	Dallas TX GO	5.000%	2/15/24	4,000	4,061
	Dallas TX GO	5.000%	2/15/24	10,000	10,154
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/27	1,870	1,899
98

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX GO	5.000%	2/15/28	6,335	6,433
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	1,265	1,274
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,677
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	2,634
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,970	3,119
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	857
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	921
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	235
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,041
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/47	3,845	4,283
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	1,305	1,285
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	7,540	7,558
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	115
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	6,800	7,127
	Denton TX GO	2.000%	2/15/39	1,400	988
[14]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,170
[14]	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	3,164
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	693
	El Paso TX GO	5.000%	8/15/42	1,235	1,281
	El Paso TX GO	4.000%	8/15/44	1,485	1,480
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	894
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	17,660	17,246
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	7,531
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,464
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,241
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	373
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,000	3,518
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	1,117
[14]	Fort Bend Independent School District GO	5.000%	8/15/23	3,000	3,014
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,560	1,468
[3]	Fort Bend TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,818
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	752
[14]	Frenship Independent School District GO	3.000%	2/15/41	1,240	1,054
[14]	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	380
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,428
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,932
	Frisco TX GO	2.000%	2/15/38	1,315	959
[14]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,326
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,400	2,176
	Georgetown City TX GO	2.000%	8/15/34	1,130	928
[14]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	7,770	7,067
[14]	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,004
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,000	1,071
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	3,165	3,338
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	11,660	10,784
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	754
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	4,015	4,038
[2]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	53
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	30,550	30,773
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	56,370	56,838
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	7,585
[14]	Gregory-Portland Independent School District GO	5.000%	2/15/25	465	483
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,038
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	768
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	402
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	376
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,588
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	4,885
	Harris County Flood Control District GO	4.250%	10/1/47	4,500	4,509
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	3,000	3,429
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,000	3,483
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	3,000	3,325
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	9,500	9,264
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/50	530	507
	Harris County TX GO	5.000%	10/1/24	2,900	2,982
	Harris County TX GO	5.000%	10/1/26	1,295	1,358
	Harris County TX GO	5.000%	10/1/27	2,710	2,841
99

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	10/1/28	1,920	2,015
	Harris County TX GO	5.000%	10/1/36	2,690	2,797
	Harris County TX Highway Revenue	5.000%	8/15/23	870	874
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	1,851
	Harris County TX Highway Revenue	5.000%	8/15/25	2,520	2,645
	Harris County TX Highway Revenue	5.000%	8/15/28	615	653
	Harris County TX Highway Revenue	5.000%	8/15/30	770	817
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,123
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	7,500	8,143
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	643
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	180
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	2,925	2,997
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	210
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	381
	Hidalgo County TX GO	4.000%	8/15/43	3,905	3,881
[14]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,698
[14]	Houston Independent School District GO	5.000%	2/15/24	255	259
[14]	Houston Independent School District GO	5.000%	2/15/25	3,740	3,879
[14]	Houston Independent School District GO	5.000%	2/15/25	2,000	2,074
[14]	Houston Independent School District GO	5.000%	2/15/26	6,885	7,295
[14]	Houston Independent School District GO	5.000%	2/15/26	3,000	3,179
[14]	Houston Independent School District GO	5.000%	2/15/27	150	159
[14]	Houston Independent School District GO	5.000%	2/15/28	4,735	5,025
[14]	Houston Independent School District GO	5.000%	2/15/29	5,200	5,521
[14]	Houston Independent School District GO	5.000%	2/15/30	835	886
[14]	Houston Independent School District GO	5.000%	2/15/31	3,730	3,952
[14]	Houston Independent School District GO	4.000%	2/15/33	500	518
[14]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	996
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	91
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	174
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,327
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	5,372
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	1,165	1,188
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	3,460	3,520
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	632
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,164
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	361
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,165
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	2,500	2,578
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	14,707
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,525	1,758
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	6,000	6,428
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	960	1,023
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	385	408
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	152
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	534
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,128
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	1,935
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	76
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,051
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	15,000	14,155
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,803
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	10,750	10,399
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	12,935	11,706
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,231
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,060
	Houston TX GO	5.000%	3/1/24	140	142
	Houston TX GO	5.000%	3/1/25	100	104
	Houston TX GO	5.000%	3/1/26	2,145	2,275
	Houston TX GO	5.000%	3/1/26	4,530	4,805
	Houston TX GO	5.000%	3/1/27	2,215	2,349
	Houston TX GO	5.000%	3/1/27	1,650	1,792
	Houston TX GO	5.000%	3/1/28	300	319
	Houston TX GO	5.000%	3/1/28	6,080	6,616
	Houston TX GO	5.000%	3/1/28	750	832
	Houston TX GO	5.000%	3/1/29	8,745	9,901
	Houston TX GO	5.000%	3/1/31	1,355	1,582
100

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	4.000%	3/1/32	2,000	2,145
	Houston TX GO	4.000%	3/1/35	2,460	2,518
	Houston TX GO	4.000%	3/1/49	7,120	6,872
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	610
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	507
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,044
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	507
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	505
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	730
	Irving TX GO	5.000%	9/15/29	1,525	1,717
[14]	Judson Independent School District GO	4.000%	2/1/41	5	5
[14]	Keller Independent School District GO, Prere.	4.000%	2/15/25	1,000	1,019
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,355
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,093
[14]	Klein Independent School District GO	4.000%	8/1/29	1,625	1,659
[14]	Klein Independent School District GO	4.000%	8/1/40	23,645	23,789
[14]	Klein Independent School District GO	4.000%	2/1/45	6,410	6,412
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	5,510	5,261
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,160
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	10,000	11,378
[14]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,664
[14]	Leander Independent School District GO	5.000%	8/15/38	450	463
[14]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,881
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	720
[14]	Leander Independent School District GO	5.000%	8/15/49	5,440	5,613
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	260	261
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	180	181
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	25,000	9,237
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	120	53
	Lewisville Independent School District GO	5.000%	8/15/25	2,840	2,855
[14]	Lewisville Independent School District GO	4.000%	8/15/26	550	564
[14]	Lewisville Independent School District GO	4.000%	8/15/27	1,855	1,905
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,680
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	965
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	5,044
	Little Elm Town TX GO	2.000%	8/1/37	1,295	967
	Lone Star College System GO	5.000%	2/15/24	450	457
[14]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,619
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	7,951
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,819
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	5,000	5,596
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,511
	Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	200
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	5,095	5,095
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	4,650	4,773
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	660	690
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	4,028
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,867
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	12,995	12,441
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	4,592
[14]	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	3,939
	McLennan County TX GO	2.000%	6/1/39	880	625
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,392
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,005
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	1,986
[9,14]	Montgomery Independent School District GO	4.000%	2/15/48	1,920	1,891
[9,14]	Montgomery Independent School District GO	4.000%	2/15/53	2,800	2,736
[14]	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,635
[14]	New Caney Independent School District GO	2.000%	2/15/39	1,000	718
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	1,003
	Newark Higher Education Finance Corp. College & University Revenue	4.000%	4/1/57	3,000	2,643
[14]	North East Independent School District GO PUT	2.050%	8/1/23	3,500	3,482
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	131
[14]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	329
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,634
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	10,010
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	378
101

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,218
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,985
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	238
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,150	4,197
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,895	1,916
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,034
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,034
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	60	60
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,625	2,659
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,010	1,023
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,095
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,095
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	65	65
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	7,625	7,706
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	3,867
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,000	3,166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,055
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	20,205	20,428
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,930	4,239
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,665	1,742
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	52
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	19,635	21,617
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,760
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,713
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	379
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	280	290
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,048
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	800	809
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,097
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,048
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,546
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	300	310
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,140	1,177
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,308
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	256
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	116
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,004
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,421
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,395	10,399
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	614
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	505	505
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,500	2,834
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	506
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	9,120	9,167
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,544
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,635	9,947
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,290	2,431
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,000	2,219
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/40	1,850	1,848
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,250	1,261
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,250	2,477
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	26,390	27,754
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	10,365
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,431
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,003
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	836
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,870
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,830	2,081
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	12,663
[8]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	11,875	12,491
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	2,047
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,500	3,268
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	7,975	6,877
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	985
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	1,953
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,120	4,743
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	115
102

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	14,666
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,005	4,096
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	130
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	6,455
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	1,926
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,584
[14]	Northside Independent School District GO PUT	2.750%	8/1/23	1,480	1,475
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	3,922
[9,14]	Northside Independent School District PUT GO	3.000%	8/1/26	3,000	2,987
[14]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	1,455	1,408
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,030	1,054
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,155	5,554
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,500	7,124
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	5,030
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	486
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,345	7,671
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	1,500	1,807
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	750	918
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,663
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,285
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	1,013
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	20,300	20,356
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,660	4,194
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	2,500	2,835
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/52	2,000	1,982
	Permanent University Fund - University of Texas System College & University Revenue Prere.	4.000%	7/1/24	3,185	3,219
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	7/1/24	2,100	2,146
	Pflugerville Independent School District GO	5.000%	2/15/48	1,160	1,241
	Plano Independent School District GO	5.000%	2/15/24	10,500	10,651
	Plano Independent School District GO	5.000%	2/15/25	10,000	10,391
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,955
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,959
	Plano Independent School District GO	5.000%	2/15/41	3,000	3,367
	Plano Independent School District GO	5.000%	2/15/42	2,000	2,234
	Plano Independent School District GO	5.000%	2/15/43	4,000	4,459
	Plano TX GO	2.000%	9/1/38	1,975	1,433
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,512
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,727
	Prosper TX GO	2.000%	2/15/35	2,035	1,645
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,447
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,688
[9,14]	Rockwall Independent School District GO	5.250%	2/15/48	3,000	3,400
[9,14]	Rockwall Independent School District GO	4.000%	2/15/53	24,500	24,189
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	1,120	1,160
[14]	Round Rock Independent School District GO	5.000%	8/1/31	425	485
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	4.625%	2/15/47	11,500	11,742
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,690
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	2,884
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,275
[14]	San Antonio Independent School District GO	5.000%	8/15/52	17,140	18,726
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	7,500	8,782
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	7,500	8,675
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	4,665	4,547
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,073
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	500	518
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	20,695	21,533
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	9,820	10,387
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	5,815	6,227
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	495
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	14,270
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,834
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	10,000	10,235
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	493
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,095	3,278
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	275
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	539
103

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,035
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,288
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,967
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	191
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,607
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	10,500	11,246
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	5,587
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,000	953
[14]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	730
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,024
	San Antonio Water System Water Revenue	5.000%	5/15/26	705	706
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	627
	San Antonio Water System Water Revenue	5.000%	5/15/34	6,000	6,409
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	4,000	3,963
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,098
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,444
[14]	Sanger Independent School District GO	4.000%	8/15/52	2,030	1,952
[3]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,896
[14]	Socorro Independent School District GO	4.000%	8/15/44	1,425	1,429
	Spring Independent School District GO	4.000%	8/15/52	6,655	6,402
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,865	14,900
	Tarrant County College District GO	5.000%	8/15/40	7,250	8,148
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	145	145
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	385	387
	Tarrant County TX GO	4.000%	7/15/47	4,775	4,586
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	51
	Temple College GO	3.000%	7/1/46	1,575	1,215
	Temple TX GO	2.125%	8/1/39	1,720	1,248
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	3,742
	Texas A&M University College & University Revenue	5.250%	5/15/47	2,735	3,068
[9,14]	Texas City Independent School District GO	4.000%	8/15/53	1,500	1,462
	Texas GO	5.000%	10/1/23	225	227
	Texas GO	5.000%	10/1/23	4,150	4,181
	Texas GO	5.000%	4/1/24	1,055	1,073
	Texas GO	5.000%	10/1/24	1,020	1,039
	Texas GO	5.000%	10/1/24	22,820	23,435
	Texas GO	5.000%	10/1/24	285	293
	Texas GO	5.000%	4/1/25	1,720	1,753
	Texas GO	5.000%	10/1/25	985	1,008
	Texas GO	5.000%	10/1/25	800	841
	Texas GO	5.000%	4/1/26	2,435	2,472
	Texas GO	5.000%	10/1/26	270	276
	Texas GO	5.000%	10/1/26	1,020	1,071
	Texas GO	5.000%	10/1/27	360	369
	Texas GO	5.000%	10/1/27	2,710	2,848
	Texas GO	5.000%	10/1/27	1,355	1,377
	Texas GO	3.200%	10/1/28	7,450	7,476
	Texas GO	5.000%	10/1/28	3,205	3,366
	Texas GO	5.000%	10/1/28	1,300	1,332
	Texas GO	5.000%	10/1/29	5,365	5,911
	Texas GO	5.000%	10/1/29	1,015	1,065
	Texas GO	4.000%	10/1/31	425	429
	Texas GO	5.000%	10/1/31	510	562
	Texas GO	5.000%	10/1/31	10,390	10,883
	Texas GO	5.000%	10/1/32	6,090	6,705
	Texas GO	5.000%	10/1/32	20,000	20,924
	Texas GO	5.000%	10/1/33	5,965	6,559
	Texas GO	5.000%	10/1/34	1,520	1,666
	Texas GO	5.000%	10/1/35	9,270	9,635
	Texas GO	5.000%	10/1/35	10,000	10,903
	Texas GO	5.000%	10/1/36	8,095	8,389
	Texas GO	5.000%	8/1/39	4,000	4,117
	Texas GO	5.000%	5/15/40	1,595	1,635
	Texas GO	5.000%	8/1/40	3,000	3,083
	Texas GO	5.000%	8/1/41	3,000	3,078
	Texas GO	5.000%	4/1/46	235	241
	Texas GO, Prere.	4.000%	4/1/24	1,000	1,008
104

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO, Prere.	5.000%	4/1/24	640	651
	Texas GO, Prere.	5.000%	4/1/24	455	463
	Texas GO, Prere.	5.000%	4/1/24	2,550	2,593
	Texas GO, Prere.	5.000%	4/1/24	1,460	1,484
	Texas GO, Prere.	5.000%	4/1/24	4,565	4,642
	Texas GO, Prere.	5.000%	4/1/24	1,300	1,322
	Texas GO, Prere.	5.000%	4/1/24	665	676
	Texas GO, Prere.	5.000%	4/1/24	555	564
	Texas GO, Prere.	5.000%	4/1/24	750	763
	Texas GO, Prere.	5.000%	4/1/24	19,500	19,818
	Texas GO, Prere.	5.000%	4/1/24	3,125	3,177
	Texas GO, Prere.	5.000%	10/1/24	3,730	3,828
	Texas GO, Prere.	5.000%	10/1/24	55,210	56,660
	Texas GO, Prere.	5.000%	10/1/24	5,700	5,850
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,015	935
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	3,143
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	1,998
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,750	2,793
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,567
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,548
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,022
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	245	263
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	989
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	1,530	1,620
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	981
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	961
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,003
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	953
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	1,600	1,170
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,500	3,995
	Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,863
	Texas State University System College & University Revenue	5.000%	3/15/28	4,455	4,850
	Texas State University System College & University Revenue	5.000%	3/15/29	150	163
	Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,361
	Texas Transportation Commission Highway Revenue	0.000%	8/1/50	2,085	465
	Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,088
	Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	987
	Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	93
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	1,996
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	282
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	532
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	251
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,015
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	273
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	350
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	3,430	3,499
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	18,165	19,065
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,658
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,040	2,191
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,945	8,532
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,067
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	1,820
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	102
	Texas Water Development Board Water Revenue	5.000%	4/15/24	275	280
	Texas Water Development Board Water Revenue	5.000%	4/15/25	265	276
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,150	1,223
	Texas Water Development Board Water Revenue	5.000%	10/15/29	875	918
	Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,085
	Texas Water Development Board Water Revenue	5.000%	4/15/31	3,240	3,648
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,765	6,035
	Texas Water Development Board Water Revenue	5.000%	10/15/32	4,220	4,742
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,050	1,099
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,125
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,010	1,053
	Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	5,086
	Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,068
	Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,569
105

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,394
	Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,161
	Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,468
	Texas Water Development Board Water Revenue	4.000%	4/15/38	2,135	2,168
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,760	4,099
	Texas Water Development Board Water Revenue	2.500%	10/15/39	3,000	2,440
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,911
	Texas Water Development Board Water Revenue	5.000%	10/15/40	19,885	20,592
	Texas Water Development Board Water Revenue	4.000%	10/15/41	1,780	1,787
	Texas Water Development Board Water Revenue	4.700%	10/15/41	4,595	4,987
	Texas Water Development Board Water Revenue	4.000%	10/15/43	6,860	6,870
	Texas Water Development Board Water Revenue	4.000%	10/15/44	14,895	14,839
	Texas Water Development Board Water Revenue	4.000%	10/15/45	20,025	19,757
	Texas Water Development Board Water Revenue	5.000%	10/15/45	11,785	12,134
	Texas Water Development Board Water Revenue	5.000%	10/15/47	2,250	2,367
	Texas Water Development Board Water Revenue	5.000%	10/15/47	16,830	18,655
	Texas Water Development Board Water Revenue	5.000%	4/15/49	5,000	5,307
	Texas Water Development Board Water Revenue	4.000%	10/15/49	24,125	23,625
	Texas Water Development Board Water Revenue	4.000%	4/15/51	5,000	4,869
	Texas Water Development Board Water Revenue	4.000%	10/15/51	19,585	19,046
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	1,485	1,629
	University of Houston College & University Revenue	5.000%	2/15/26	100	106
	University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,480
	University of Houston College & University Revenue	5.000%	2/15/36	4,740	4,937
	University of Houston College & University Revenue	4.000%	2/15/47	150	143
	University of North Texas System College & University Revenue	5.000%	4/15/38	5,000	5,316
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,326
	University of Texas System College & University Revenue	5.000%	8/15/23	3,610	3,628
	University of Texas System College & University Revenue	5.000%	8/15/23	130	131
	University of Texas System College & University Revenue	5.375%	8/15/23	7,125	7,169
	University of Texas System College & University Revenue	5.000%	8/15/24	240	246
	University of Texas System College & University Revenue	5.000%	8/15/24	1,000	1,025
	University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,285
	University of Texas System College & University Revenue	5.000%	8/15/25	595	624
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,522
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,485
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,603
	University of Texas System College & University Revenue	5.000%	8/15/27	815	895
	University of Texas System College & University Revenue	5.000%	8/15/29	6,660	7,646
	University of Texas System College & University Revenue	5.000%	8/15/30	5,105	5,963
	University of Texas System College & University Revenue	5.000%	8/15/31	16,380	19,469
	University of Texas System College & University Revenue	5.000%	8/15/34	15,000	17,016
	University of Texas System College & University Revenue	5.000%	8/15/44	700	712
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,461
	University of Texas System College & University Revenue	5.000%	8/15/49	5,000	5,849
[3]	Van Alstyne TX GO	2.000%	2/15/36	720	561
[14]	Waco Independent School District GO	3.000%	8/15/52	1,625	1,258
[9,14]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,611
[14]	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,722
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	1,998
	Webster TX GO	2.000%	3/1/38	975	704
	Webster TX GO	2.000%	3/1/39	995	702
[3]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,045	8,299
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	986
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,350	1,292
	Williamson County TX GO	4.000%	2/15/28	18,440	19,687
	Williamson TX GO	2.375%	2/15/37	3,790	3,034
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,213
[14]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	13,070
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	8,253
					2,756,782
Utah (0.7%)
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	20,000	19,566
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,875	3,300
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	2,750	3,209
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	5,750	6,791
	Jordan School District GO	4.000%	6/15/29	2,450	2,511
106

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	156
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	915
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,298
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,014
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,989
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,477
	University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,180
	University of Utah College & University Revenue	4.000%	8/1/33	425	444
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	95
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	40
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	567
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,820	7,661
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	16,345	16,064
	Utah GO	5.000%	7/1/23	6,650	6,669
	Utah GO	5.000%	7/1/24	5,000	5,115
	Utah GO	5.000%	7/1/25	2,340	2,452
	Utah GO	5.000%	7/1/26	6,905	7,418
	Utah GO	5.000%	7/1/26	6,610	7,101
	Utah GO	5.000%	7/1/28	1,150	1,296
	Utah GO	5.000%	7/1/29	100	114
	Utah GO	3.000%	7/1/33	8,650	8,571
	Utah GO	3.000%	7/1/34	3,450	3,396
	Utah GO, Prere.	3.500%	1/1/25	21,970	22,186
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,332
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	728
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	5,380	5,528
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	423
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	120	125
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	6,145	6,274
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	300	313
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	7,490	7,766
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,189
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,320
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	3,750
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,350	8,725
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	705	737
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	193
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	188
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,695	2,816
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,645	6,944
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	52
					197,998
Vermont (0.1%)
	University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	170
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	25,140	24,887
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.125%	10/1/45	10,460	10,244
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	195
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	189
					35,685
Virginia (1.4%)
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,250	1,294
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	7,605	7,735
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	5,862
	Commonwealth of Virginia GO	4.000%	6/1/23	2,715	2,717
	Commonwealth of Virginia GO	5.000%	6/1/27	180	189
	Fairfax County VA GO	5.000%	10/1/23	1,080	1,088
	Fairfax County VA GO	4.000%	10/1/27	2,510	2,610
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	511
	Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,469
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	134
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	9,666
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	9,500	9,129
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	910
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	20,000	21,429
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	740	823
107

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,000	3,402
Henrico County VA GO	5.000%	7/15/23	890	893
Loudoun County Economic Development Authority Lease (Appropriation) Revenue	3.000%	12/1/36	3,500	3,238
Loudoun County VA GO	2.000%	12/1/34	1,000	844
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/47	1,500	1,665
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	2,500	2,761
Richmond VA GO	3.375%	3/1/41	1,450	1,371
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	148
Richmond VA Public Utility Water Revenue	5.000%	1/15/31	3,180	3,360
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	148
Richmond VA Public Utility Water Revenue	5.000%	1/15/33	3,720	3,923
Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	7,350
University of Virginia College & University Revenue	5.000%	4/1/42	7,860	8,391
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,469
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,479
University of Virginia College & University Revenue	4.000%	8/1/48	10,000	10,024
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	6,259
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/48	5,000	5,012
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	5,400	5,407
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,921
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,613
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/30	1,990	2,203
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	160	166
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	154
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	320	347
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,336
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,333
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	5,750	6,388
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	210	238
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,715
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	8,330	8,751
Virginia College Building Authority Appropriations Revenue	4.000%	8/1/34	5,790	6,264
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,696
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,710
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	2,665
Virginia College Building Authority Appropriations Revenue	5.250%	2/1/41	11,265	12,878
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	4,780	5,168
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	287
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,045
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	6,360	6,604
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	412
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,190
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	3,805
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	5,358
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/24	23,335	23,649
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/25	13,555	14,035
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	7,714
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	4,400	4,560
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	1,785
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,524
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	2,590	2,765
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,608
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	442
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/29	4,200	4,151
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	7,975	8,801
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	708
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,637
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	280
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/36	9,395	8,812
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	257
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	1,835	1,843
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,526
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/34	16,995	18,537
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/36	3,100	3,288
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,549
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,698
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,158
108

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	413
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	5,180	5,320
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	1,000	1,039
[9]	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	5,000	5,674
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	1,000	1,004
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	4,145	4,163
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,336
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	187
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	3,982
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,290	5,543
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	5,000	5,364
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,345	3,589
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,160	2,374
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,400	1,468
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	5,950	6,150
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,830	1,921
	Virginia Public School Authority Lease Revenue	5.000%	8/1/26	5,980	6,277
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	4,270	4,481
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,732
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,605
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	328
					417,239
Washington (2.9%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,025	8,421
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,004
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	1,250	1,286
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,500	4,739
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	6,718
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,379
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	585	616
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,560	1,643
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	160	168
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	34,510	36,340
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,680	4,928
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,309
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	2,015	2,412
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,600	3,350
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	4,950
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,475	16,199
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,490	9,685
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	2,000	2,043
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	1,165	1,168
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,710	1,748
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	895
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	2,695	2,885
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	5,119
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	34,660	37,167
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	680	727
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,161
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,682
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,760	4,200
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,010	1,127
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	294
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	139
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	12,215	13,553
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,000	3,337
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	2,300	2,298
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	873
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,633
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,200	2,247
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,537
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	895	981
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,434
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,000	5,598
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	12,875	14,420
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	250	251
109

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	2,965	3,104
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	6,015	6,283
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	7,055	7,385
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	214
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,290	3,609
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,103
	King County School District No. 403 Renton GO	4.000%	12/1/39	1,480	1,517
	King County School District No. 403 Renton GO	4.000%	12/1/40	1,750	1,782
	King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,975
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,435	7,691
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	195	209
	King County WA GO	4.000%	7/1/30	5,740	6,029
	King County WA GO	5.000%	1/1/32	2,910	3,450
	King County WA Sewer Revenue	4.000%	7/1/33	415	429
[1]	King County WA Sewer Revenue	5.000%	1/1/47	15,000	15,189
	King County WA Sewer Revenue PUT	0.625%	1/1/24	10,000	9,782
	King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	19,126
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	8,000	8,024
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	7,615	7,888
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	9,050	9,374
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,598
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,238
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,855	2,998
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	8,116
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	709
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,340
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	788
	Seattle WA GO	4.000%	10/1/27	1,230	1,231
	Seattle WA GO	4.000%	12/1/27	1,430	1,431
	Seattle WA GO	4.000%	12/1/39	5,510	5,613
	Seattle WA GO	4.000%	12/1/40	5,725	5,800
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,106
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,332
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	2,146
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	485
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/52	5,000	5,527
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	2,675	2,769
	Spokane WA GO	4.000%	12/1/31	1,475	1,566
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,383
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	31,415	31,192
	University of Washington College & University Revenue	4.000%	12/1/41	5,015	5,034
	University of Washington College & University Revenue	3.125%	7/1/42	1,245	1,070
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,056
	Washington GO	5.000%	7/1/23	585	587
	Washington GO	5.000%	7/1/23	1,510	1,515
	Washington GO	5.000%	7/1/23	410	411
	Washington GO	5.000%	7/1/23	5,695	5,712
	Washington GO	5.000%	7/1/23	2,840	2,848
	Washington GO	5.000%	8/1/23	855	859
	Washington GO	5.000%	7/1/24	805	823
	Washington GO	5.000%	7/1/24	525	536
	Washington GO	5.000%	7/1/24	145	148
	Washington GO	5.000%	7/1/24	10,665	10,898
	Washington GO	5.000%	8/1/24	785	804
	Washington GO	5.000%	7/1/25	445	447
	Washington GO	5.000%	7/1/25	295	304
	Washington GO	5.000%	7/1/25	355	371
	Washington GO	5.000%	7/1/25	1,035	1,082
	Washington GO	5.000%	7/1/25	2,200	2,248
	Washington GO	5.000%	8/1/25	295	309
	Washington GO	5.000%	8/1/25	1,000	1,047
	Washington GO	4.000%	7/1/26	2,735	2,770
	Washington GO	4.000%	7/1/26	27,610	28,680
	Washington GO	5.000%	7/1/26	330	349
	Washington GO	5.000%	7/1/26	7,655	8,194
	Washington GO	5.000%	8/1/26	5,000	5,360
	Washington GO	5.000%	7/1/27	3,385	3,500
110

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	7/1/27	1,995	2,062
Washington GO	5.000%	8/1/27	5,370	5,899
Washington GO	5.000%	8/1/27	5,000	5,491
Washington GO	5.000%	2/1/28	2,000	2,223
Washington GO	4.000%	7/1/28	2,000	2,138
Washington GO	5.000%	7/1/28	350	362
Washington GO	5.000%	7/1/28	125	129
Washington GO	5.000%	7/1/28	810	857
Washington GO	5.000%	7/1/28	5,330	5,508
Washington GO	5.000%	8/1/28	100	110
Washington GO	5.000%	8/1/28	1,000	1,098
Washington GO	5.000%	8/1/28	4,290	4,592
Washington GO	5.000%	8/1/28	5,000	5,619
Washington GO	4.000%	7/1/29	15,000	16,219
Washington GO	5.000%	7/1/29	390	402
Washington GO	5.000%	7/1/29	65	69
Washington GO	5.000%	7/1/29	1,275	1,313
Washington GO	5.000%	8/1/29	10,500	11,211
Washington GO	4.000%	7/1/30	2,250	2,453
Washington GO	5.000%	7/1/30	13,820	14,235
Washington GO	5.000%	7/1/30	205	216
Washington GO	5.000%	7/1/30	2,665	2,745
Washington GO	5.000%	8/1/30	75	75
Washington GO	5.000%	8/1/30	2,310	2,467
Washington GO	4.000%	7/1/31	13,685	13,946
Washington GO	5.000%	7/1/31	2,530	2,606
Washington GO	5.000%	7/1/31	2,000	2,060
Washington GO	5.000%	8/1/31	975	979
Washington GO	5.000%	8/1/31	1,450	1,586
Washington GO	5.000%	8/1/31	2,810	3,000
Washington GO	5.000%	7/1/32	5,955	6,134
Washington GO	5.000%	7/1/32	5,835	6,157
Washington GO	5.000%	7/1/32	1,700	1,751
Washington GO	5.000%	8/1/32	10,000	10,041
Washington GO	5.000%	8/1/32	2,065	2,154
Washington GO	5.000%	8/1/32	5,000	5,466
Washington GO	5.000%	7/1/33	400	412
Washington GO	5.000%	7/1/33	1,870	1,972
Washington GO	5.000%	8/1/33	620	623
Washington GO	5.000%	8/1/33	745	777
Washington GO	5.000%	8/1/33	875	955
Washington GO	5.000%	8/1/34	235	236
Washington GO	5.000%	8/1/34	15	16
Washington GO	5.000%	8/1/34	215	224
Washington GO	5.000%	8/1/34	1,420	1,674
Washington GO	5.000%	8/1/35	500	539
Washington GO	5.000%	8/1/36	1,410	1,460
Washington GO	5.000%	8/1/37	8,575	8,859
Washington GO	5.000%	8/1/37	560	588
Washington GO	5.000%	8/1/37	5,000	5,563
Washington GO	5.000%	8/1/37	12,375	12,426
Washington GO	5.000%	2/1/38	1,050	1,060
Washington GO	5.000%	6/1/38	2,020	2,260
Washington GO	5.000%	8/1/38	17,105	17,175
Washington GO	5.000%	8/1/38	1,500	1,682
Washington GO	5.000%	2/1/39	5,350	5,647
Washington GO	5.000%	2/1/39	2,085	2,373
Washington GO	5.000%	6/1/39	1,100	1,226
Washington GO	5.000%	8/1/39	3,175	3,272
Washington GO	5.000%	8/1/39	560	586
Washington GO	5.000%	8/1/39	1,225	1,368
Washington GO	5.000%	2/1/40	1,805	2,042
Washington GO	5.000%	6/1/40	8,275	9,179
Washington GO	5.000%	8/1/40	675	694
Washington GO	5.000%	8/1/40	3,105	3,194
Washington GO	5.000%	8/1/40	1,265	1,406
Washington GO	5.000%	8/1/40	2,000	2,250
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/40	3,590	4,082
	Washington GO	5.000%	2/1/41	6,760	7,617
	Washington GO	5.000%	6/1/41	2,685	2,968
	Washington GO	5.000%	8/1/41	2,490	2,790
	Washington GO	5.000%	8/1/41	3,610	3,909
	Washington GO	5.000%	2/1/42	500	536
	Washington GO	5.000%	2/1/42	7,000	7,678
	Washington GO	5.000%	2/1/42	1,500	1,572
	Washington GO	5.000%	8/1/42	12,070	13,316
	Washington GO	4.000%	2/1/43	17,400	17,431
	Washington GO	5.000%	8/1/43	1,025	1,105
	Washington GO	5.000%	2/1/47	11,000	12,108
	Washington GO	5.000%	2/1/48	13,000	14,409
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	101
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,747
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	6,306
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	813
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	2,662
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,461
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	3.000%	7/1/58	920	674
	Washington State University College & University Revenue	5.000%	4/1/40	165	169
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	383
					851,105
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,205	1,207
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,675	2,848
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	5,265	5,138
					9,193
Wisconsin (0.9%)
	Green Bay Area Public School District GO	5.000%	4/1/24	12,320	12,527
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	880	927
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/33	6,000	6,282
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	941
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	15,410	15,752
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	23,370	23,764
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,595
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,363
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	2,113
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,443
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,637
	West De Pere School District GO	3.000%	4/1/32	2,885	2,785
	Wisconsin Appropriations Revenue Prere.	5.000%	5/1/27	14,560	15,887
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	255	275
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	3,850	1,303
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	770
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	584
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	2,993
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	48
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	3,005	3,303
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	475	523
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	3,000	3,495
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,000	3,556
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,000	3,613
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	115	115
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,252
	Wisconsin GO	5.000%	11/1/23	1,515	1,529
	Wisconsin GO	5.000%	5/1/24	1,000	1,019
	Wisconsin GO	5.000%	11/1/24	535	551
	Wisconsin GO	5.000%	5/1/25	8,610	8,858
	Wisconsin GO	5.000%	11/1/25	140	146
	Wisconsin GO	5.000%	5/1/26	90	93
	Wisconsin GO	5.000%	11/1/26	70	76
	Wisconsin GO	5.000%	11/1/26	500	541
	Wisconsin GO	5.000%	5/1/27	8,500	9,295
	Wisconsin GO	5.000%	11/1/27	1,975	2,161
	Wisconsin GO	5.000%	5/1/28	5,450	5,627
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Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	11/1/28	5,075	5,414
	Wisconsin GO	5.000%	11/1/28	220	241
	Wisconsin GO	5.000%	11/1/28	2,135	2,342
	Wisconsin GO	5.000%	11/1/29	1,345	1,435
	Wisconsin GO	5.000%	11/1/29	3,750	4,107
	Wisconsin GO	5.000%	5/1/30	6,000	7,002
	Wisconsin GO	5.000%	5/1/31	5,000	5,943
	Wisconsin GO	5.000%	11/1/31	11,150	12,244
	Wisconsin GO	5.000%	5/1/32	4,420	5,048
	Wisconsin GO	5.000%	11/1/32	3,825	4,198
	Wisconsin GO	5.000%	5/1/34	3,480	3,627
	Wisconsin GO	5.000%	5/1/35	3,000	3,580
	Wisconsin GO	5.000%	5/1/36	3,000	3,535
	Wisconsin GO	5.000%	5/1/37	2,300	2,683
	Wisconsin GO	5.000%	5/1/38	17,880	18,466
	Wisconsin GO	5.000%	5/1/38	2,000	2,319
	Wisconsin GO	4.000%	5/1/39	2,350	2,412
	Wisconsin GO, Prere.	5.000%	5/1/24	23,880	24,305
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	450	426
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	672
					250,741
Wyoming (0.1%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	15,765	14,922
Total Tax-Exempt Municipal Bonds (Cost $29,275,801)					28,807,384
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[15]	Vanguard Municipal Cash Management Fund (Cost $75,816)	3.603%		758,125	75,820
Total Investments (99.7%) (Cost $29,351,617)					28,883,204
Other Assets and Liabilities—Net (0.3%)					90,564
Net Assets (100%)					28,973,768
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $23,034,000, representing 0.1% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.
See accompanying Notes, which are an integral part of the Financial Statements.
113

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $29,275,801)	28,807,384
Affiliated Issuers (Cost $75,816)	75,820
Total Investments in Securities	28,883,204
Investment in Vanguard	1,019
Cash	1
Receivables for Investment Securities Sold	26,857
Receivables for Accrued Income	367,345
Receivables for Capital Shares Issued	1,628
Total Assets	29,280,054
Liabilities
Payables for Investment Securities Purchased	302,361
Payables for Capital Shares Redeemed	930
Payables for Distributions	2,364
Payables to Vanguard	631
Total Liabilities	306,286
Net Assets	28,973,768
At April 30, 2023, net assets consisted of:

Paid-in Capital	29,504,215
Total Distributable Earnings (Loss)	(530,447)
Net Assets	28,973,768

ETF Shares—Net Assets
Applicable to 530,428,216 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,704,408
Net Asset Value Per Share—ETF Shares	$50.34

Admiral Shares—Net Assets
Applicable to 112,909,641 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,269,360
Net Asset Value Per Share—Admiral Shares	$20.10
See accompanying Notes, which are an integral part of the Financial Statements.
114

Tax-Exempt Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	380,444
Total Income	380,444
Expenses
The Vanguard Group—Note B
Investment Advisory Services	321
Management and Administrative— ETF Shares	4,901
Management and Administrative— Admiral Shares	830
Marketing and Distribution— ETF Shares	767
Marketing and Distribution— Admiral Shares	61
Custodian Fees	128
Shareholders’ Reports—ETF Shares	198
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	6
Other Expenses	17
Total Expenses	7,239
Expenses Paid Indirectly	(127)
Net Expenses	7,112
Net Investment Income	373,332
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(48,725)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,425,320
Net Increase (Decrease) in Net Assets Resulting from Operations	1,749,927
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,995,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($22,884,000) of net gain (loss) resulting from in-kind redemptions.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	373,332	342,985
Realized Net Gain (Loss)	(48,725)	(151,505)
Change in Unrealized Appreciation (Depreciation)	1,425,320	(2,229,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,749,927	(2,038,238)
Distributions
ETF Shares	(321,244)	(294,126)
Admiral Shares	(28,095)	(24,290)
Total Distributions	(349,339)	(318,416)
Capital Share Transactions
ETF Shares	4,645,989	8,807,204
Admiral Shares	453,498	976,163
Net Increase (Decrease) from Capital Share Transactions	5,099,487	9,783,367
Total Increase (Decrease)	6,500,075	7,426,713
Net Assets
Beginning of Period	22,473,693	15,046,980
End of Period	28,973,768	22,473,693

See accompanying Notes, which are an integral part of the Financial Statements.
115

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$47.58	$54.63	$54.17	$53.52	$50.12	$51.65
Investment Operations
Net Investment Income[1]	.691	1.009	.937	1.129	1.262	1.161
Net Realized and Unrealized Gain (Loss) on Investments	2.722	(7.119)	.467	.660	3.380	(1.595)
Total from Investment Operations	3.413	(6.110)	1.404	1.789	4.642	(.434)
Distributions
Dividends from Net Investment Income	(.653)	(.940)	(.944)	(1.139)	(1.242)	(1.096)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.653)	(.940)	(.944)	(1.139)	(1.242)	(1.096)
Net Asset Value, End of Period	$50.34	$47.58	$54.63	$54.17	$53.52	$50.12
Total Return	7.20%	-11.30%	2.60%	3.38%	9.36%	-0.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,704	$20,759	$14,139	$9,397	$6,126	$3,509
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.79%	1.97%	1.70%	2.10%	2.41%	2.28%
Portfolio Turnover Rate[3]	9%	23%	11%	8%	18%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05% and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.00	$21.83	$21.64	$21.38	$20.01	$20.63
Investment Operations
Net Investment Income[1]	.273	.402	.366	.444	.499	.461
Net Realized and Unrealized Gain (Loss) on Investments	1.093	(2.856)	.188	.259	1.360	(.633)
Total from Investment Operations	1.366	(2.454)	.554	.703	1.859	(.172)
Distributions
Dividends from Net Investment Income	(.266)	(.376)	(.364)	(.443)	(.489)	(.448)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.266)	(.376)	(.364)	(.443)	(.489)	(.448)
Net Asset Value, End of Period	$20.10	$19.00	$21.83	$21.64	$21.38	$20.01
Total Return[2]	7.21%	-11.34%	2.56%	3.32%	9.37%	-0.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,269	$1,714	$908	$601	$316	$200
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.75%	1.97%	1.66%	2.06%	2.38%	2.27%
Portfolio Turnover Rate[4]	9%	23%	11%	8%	18%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09% and 0.09%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
116

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security
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Tax-Exempt Bond Index Fund
transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,019,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $127,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	28,807,384	—	28,807,384
Temporary Cash Investments	75,820	—	—	75,820
Total	75,820	28,807,384	—	28,883,204
E.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,355,257
Gross Unrealized Appreciation	292,408
Gross Unrealized Depreciation	(764,461)
Net Unrealized Appreciation (Depreciation)	(472,053)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $77,029,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023;
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Tax-Exempt Bond Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2023, the fund purchased $8,746,192,000 of investment securities and sold $3,331,077,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,533,696,000 and $861,132,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2023, such purchases were $72,900,000 and sales were $173,490,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,093,883	122,989	13,520,123	269,504
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,447,894)	(28,850)	(4,712,919)	(92,050)
Net Increase (Decrease)—ETF Shares	4,645,989	94,139	8,807,204	177,454
Admiral Shares
Issued	1,027,818	51,777	2,492,651	124,330
Issued in Lieu of Cash Distributions	15,417	771	16,148	799
Redeemed	(589,737)	(29,864)	(1,532,636)	(76,480)
Net Increase (Decrease)—Admiral Shares	453,498	22,684	976,163	48,649
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
119

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2015, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
120

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Tax-Exempt Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q14912 062023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.